UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – June 30, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

2006 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

EQ ADVISORS TRUST SEMI-ANNUAL REPORT

June 30, 2006

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2006

AXA Premier VIP Core Bond Portfolio	16.4%
EQ/Alliance Quality Bond Portfolio	12.3
EQ/Short Duration Bond Portfolio	11.8
EQ/Mercury Basic Value Equity Portfolio	11.8
EQ/Bernstein Diversified Value Portfolio	11.4
EQ/Marsico Focus Portfolio	8.7
AXA Premier VIP Large Cap Core Equity Portfolio	6.5
AXA Premier VIP High Yield Portfolio	4.1
EQ/Lazard Small Cap Value Portfolio	3.6
EQ/Long Term Bond Portfolio	3.6
AXA Premier VIP Aggressive Equity Portfolio	3.0
EQ/Small Company Index Portfolio	2.6
AXA Premier VIP Large Cap Value Portfolio	1.8
AXA Premier VIP Mid Cap Value Portfolio	1.7
AXA Premier VIP Mid Cap Growth Portfolio	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IB
Actual	$1,000.00	$1,014.20	$1.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

EQ/ALLIANCE COMMON STOCK PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	22.9%
Financials	22.8
Consumer Discretionary	11.7
Health Care	10.1
Energy	8.0
Consumer Staples	7.2
Industrials	6.7
Telecommunication Services	6.1
Materials	1.1
Utilities	0.9
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,003.90	$2.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.12	2.71
Class IB
Actual	1,000.00	1,002.20	3.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	3.96

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.54% and 0.79%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	28.3%
Consumer Discretionary	17.8
Information Technology	12.1
Energy	11.4
Industrials	9.7
Health Care	8.3
Consumer Staples	4.5
Materials	3.7
Telecommunication Services	3.6
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,022.80	$3.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.16
Class IB
Actual	1,000.00	1,021.90	4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.43	4.41

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.63% and 0.88%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
U.S. Government and Agency	79.8%
Asset-Backed and Mortgage-Backed Securities	16.0
Cash and Other	4.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$998.00	$2.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.91
Class IB
Actual	1,000.00	996.90	4.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.21

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.59% and 0.84%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	31.3%
Consumer Discretionary	10.9
Industrials	10.4
Materials	9.5
Energy	9.3
Information Technology	7.2
Health Care	6.8
Consumer Staples	4.6
Utilities	2.8
Telecommunication Services	2.8
Cash and Other	4.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,091.40	$4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	1,090.30	5.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	29.0%
Health Care	21.6
Financials	17.0
Energy	9.5
Consumer Discretionary	7.0
Industrials	7.0
Consumer Staples	5.2
Materials	1.7
Telecommunication Services	1.1
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$922.30	$3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	922.30	5.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ALLIANCE QUALITY BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
U.S. Government and Agency	42.1%
Corporate Bonds	27.7
Asset-Backed and Mortgage-Backed Securities	16.2
Foreign Government Securities	12.4
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$993.00	$2.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.91
Class IB
Actual	1,000.00	992.00	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.68	4.16

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.58% and 0.83%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	21.9%
Industrials	19.5
Health Care	16.5
Consumer Discretionary	16.5
Energy	11.2
Financials	9.5
Telecommunication Services	2.3
Consumer Staples	0.9
Materials	0.9
Cash and Other	0.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,043.60	$4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.06
Class IB
Actual	1,000.00	1,041.40	5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.31

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.81% and 1.06%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/ARIEL APPRECIATION II PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Consumer Discretionary	42.8%
Financials	24.0
Industrials	12.2
Health Care	8.1
Information Technology	5.0
Consumer Staples	2.0
Cash and Other	5.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$987.30	$4.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	987.30	5.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Industrials	40.3%
Energy	16.2
Consumer Discretionary	11.2
Materials	7.7
Information Technology	7.4
Financials	6.1
Consumer Staples	3.9
Telecommunication Services	3.5
Cash and Other	3.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IB
Actual	$1,000.00	$1,074.80	$6.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	34.3%
Energy	11.9
Consumer Staples	10.5
Consumer Discretionary	10.0
Industrials	7.5
Telecommunication Services	7.1
Health Care	5.8
Information Technology	5.8
Utilities	3.0
Materials	2.1
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,053.30	$3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36
Class IB
Actual	1,000.00	1,052.00	4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.23	4.61

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.67% and 0.92%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	29.3%
Industrials	16.5
Energy	12.0
Consumer Discretionary	10.3
Information Technology	5.6
Health Care	5.4
Materials	4.8
Telecommunication Services	3.8
Consumer Staples	3.7
Utilities	2.8
Cash and Other	5.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,050.40	$4.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,050.40	5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	30.0%
Financials	23.0
Consumer Discretionary	14.4
Health Care	11.4
Energy	9.4
Industrials	8.5
Telecommunication Services	3.4
Consumer Staples	0.2
Cash and Other	(0.3)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$988.20	$3.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	986.80	5.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	34.6%
Health Care	20.2
Consumer Discretionary	15.4
Industrials	10.1
Financials	6.7
Energy	5.1
Consumer Staples	4.5
Telecommunication Services	1.1
Utilities	0.5
Cash and Other	1.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,013.00	$3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,012.30	4.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	26.4%
Consumer Discretionary	9.7
Information Technology	9.6
Materials	9.5
Industrials	8.9
Telecommunication Services	8.5
Health Care	8.1
Energy	7.2
Consumer Staples	5.9
Utilities	2.0
Cash and Other	4.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,065.20	$4.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	1,063.50	6.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.95% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Health Care	16.9%
Financials	16.7
Information Technology	15.3
Industrials	11.8
Consumer Discretionary	10.1
Energy	10.0
Consumer Staples	7.9
Telecommunication Services	3.8
Materials	3.3
Utilities	2.1
Cash and Other	2.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,040.80	$3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,040.00	4.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	22.9%
Financials	16.7
Health Care	15.0
Industrials	11.1
Consumer Discretionary	9.7
Energy	8.4
Consumer Staples	7.0
Materials	3.9
Telecommunication Services	2.6
Utilities	1.1
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,022.40	$3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,020.60	4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
Corporate Bonds	93.6%
Equities	0.2
Cash and Other	6.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IB
Actual	$1,000.00	$1,006.70	$4.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.28	4.56

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/EQUITY 500 INDEX PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	21.3%
Information Technology	14.8
Health Care	12.2
Industrials	11.6
Energy	10.2
Consumer Discretionary	10.1
Consumer Staples	9.6
Utilities	3.4
Telecommunication Services	3.3
Materials	3.0
Cash and Other	0.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,025.50	$1.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.21	1.61
Class IB
Actual	1,000.00	1,023.90	2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	2.86

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.32% and 0.57%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Corporate Bonds	25.4%
Foreign Government Securities	56.6
U.S. Government and Agency	7.8
Cash and Other	10.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period 1/1/06 6/30/06*
Class IA
Actual	$1,000.00	$998.00	$4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.38	4.46
Class IB
Actual	1,000.00	996.90	5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.71

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.89% and 1.14%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/EVERGREEN OMEGA PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	35.0%
Health Care	21.2
Consumer Discretionary	17.6
Industrials	7.9
Consumer Staples	7.9
Financials	5.1
Energy	4.0
Cash and Other	1.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$962.30	$3.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.03	3.81
Class IB
Actual	1,000.00	961.00	4.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.79	5.06

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.76% and 1.01%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/FI MID CAP PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Consumer Discretionary	20.1%
Industrials	17.4
Information Technology	14.8
Energy	11.6
Telecommunication Services	11.5
Materials	7.7
Health Care	6.1
Consumer Staples	4.0
Financials	3.2
Utilities	0.3
Cash and Other	3.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,012.60	$3.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,011.70	4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/FI MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	16.6%
Consumer Discretionary	15.9
Health Care	15.0
Financials	13.5
Industrials	12.2
Energy	7.9
Materials	4.6
Consumer Staples	4.0
Telecommunication Services	2.8
Utilities	2.7
Cash and Other	4.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,029.90	$4.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,028.60	5.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Consumer Discretionary	14.5%
Energy	10.0
Health Care	9.5
Industrials	8.8
Telecommunication Services	8.4
Utilities	7.6
Information Technology	5.7
Financials	5.7
Materials	4.9
Consumer Staples	2.5
Cash and Other	22.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IB
Actual	$1,000.00	$1,056.20	$7.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.60	7.25

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Industrials	31.7%
Consumer Discretionary	22.5
Consumer Staples	6.7
Materials	6.3
Health Care	5.0
Telecommunication Services	3.9
Financials	3.8
Utilities	3.7
Information Technology	2.9
Energy	0.8
Cash and Other	12.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IB
Actual	$1,000.00	$1,068.20	$5.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.61

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/GOVERNMENT SECURITIES PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
U.S. Government and Agency	91.8%
Corporate Bonds	6.7
Cash and Other	1.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$997.80	$3.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.52	3.31

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.66% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EQ/INTERMEDIATE TERM BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
U.S. Government and Agency	37.1%
Corporate Bonds	36.6
Asset-Backed and Mortgage-Backed Securities	22.4
Foreign Government Securities	3.6
Cash and Other	0.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$995.70	$3.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	994.70	4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/INTERNATIONAL GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Consumer Discretionary	21.3%
Financials	18.0
Information Technology	11.8
Consumer Staples	10.9
Health Care	10.1
Energy	7.3
Materials	6.5
Industrials	5.7
Telecommunication Services	4.7
Utilities	1.1
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IB
Actual.	$1,000.00	$1,098.00	$6.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.45	6.41

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.28% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	29.0%
Health Care	18.7
Consumer Discretionary	13.4
Energy	12.2
Financials	11.9
Industrials	5.4
Consumer Staples	4.5
Utilities	1.3
Cash and Other	3.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$949.10	$4.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	948.80	5.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/JPMORGAN CORE BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
U.S. Government and Agency	57.2%
Asset-Backed and Mortgage-Backed Securities	37.1
Corporate Bonds	30.2
Commercial Paper	3.6
Foreign Government Securities	2.3
Cash and Other	(30.4)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/6	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$993.90	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.27	2.56
Class IB
Actual	1,000.00	992.10	3.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.03	3.81

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.51% and 0.76%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	32.2%
Energy	14.2
Industrials	9.2
Health Care	7.9
Consumer Discretionary	7.8
Consumer Staples	6.4
Utilities	6.1
Materials	5.6
Telecommunication Services	4.9
Information Technology	4.5
Cash and Other	1.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,048.50	$3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.46
Class IB
Actual	1,000.00	1,048.40	4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.13	4.71

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.69% and 0.94%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	27.3%
Information Technology	19.5
Industrials	19.0
Consumer Discretionary	11.2
Health Care	7.1
Materials	5.1
Energy	4.4
Utilities	2.1
Consumer Staples	1.1
Telecommunication Services	0.4
Cash and Other	2.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,062.90	$4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,062.10	5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Consumer Discretionary	28.0%
Information Technology	18.9
Financials	15.1
Health Care	12.0
Telecommunication Services	10.9
Industrials	8.1
Utilities	5.0
Cash and Other	2.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period 1/1/06 - 12/31/05*
Class IA
Actual	$1,000.00	$955.00	$3.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	953.20	4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LONG TERM BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
U.S. Government and Agency	53.5%
Corporate Bonds	39.5
Asset-Backed and Mortgage-Backed Securities	4.5
Foreign Government and Supranational Securities	0.2
Cash and Other	2.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$949.00	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.66
Class IB
Actual	1,000.00	947.60	3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.93	3.91

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.53% and 0.78%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Consumer Staples	18.1%
Health Care	16.1
Industrials	15.7
Financials	14.3
Energy	7.7
Materials	6.9
Telecommunication Services	4.1
Utilities	3.9
Consumer Discretionary	3.4
Information Technology	3.1
Investment Companies	1.4
Cash and Other	5.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,052.60	$3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,050.70	5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Health Care	20.1%
Consumer Staples	17.2
Industrials	14.0
Financials	12.4
Information Technology	8.5
Energy	7.9
Materials	6.3
Consumer Discretionary	3.6
Telecommunication Services	2.8
Utilities	2.7
Investment Companies	0.3
Cash and Other	4.2

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,027.10	$3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,026.10	5.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Consumer Discretionary	20.6%
Materials	14.6
Information Technology	12.6
Financials	12.0
Industrials	10.1
Utilities	8.4
Health Care	6.0
Energy	5.4
Telecommunication Services	4.4
Consumer Staples	2.3
Cash and Other	3.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,009.90	$3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,008.10	5.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MARSICO FOCUS PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Consumer Discretionary	24.3%
Financials	18.5
Industrials	16.9
Health Care	13.7
Information Technology	6.9
Energy	6.2
Consumer Staples	4.0
Materials	0.8
Cash and Other	8.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,004.10	$4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	1,002.90	5.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	26.6%
Consumer Discretionary	12.4
Industrials	12.0
Information Technology	8.7
Energy	8.6
Consumer Staples	8.2
Health Care	8.0
Materials	7.4
Telecommunication Services	5.8
Utilities	0.9
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,046.90	$3.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.16
Class IB
Actual	1,000.00	1,045.50	4.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.43	4.41

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.63% and 0.88%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	38.9%
Energy	11.8
Consumer Discretionary	10.5
Industrials	9.2
Materials	6.3
Telecommunication Services	5.7
Utilities	4.3
Consumer Staples	3.7
Information Technology	2.8
Health Care	1.2
Cash and Other	5.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,129.10	$5.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	1,127.60	6.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	31.4%
Consumer Discretionary	14.8
Health Care	14.4
Financials	8.1
Industrials	7.3
Energy	7.3
Telecommunication Services	4.9
Consumer Staples	4.9
Materials	3.3
Cash and Other	3.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$991.10	$3.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.12	3.71
Class IB
Actual	1,000.00	989.50	4.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.93	4.91

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.73% and 0.98%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MFS INVESTORS TRUST PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	19.3%
Information Technology	16.3
Health Care	16.2
Consumer Staples	11.5
Consumer Discretionary	10.4
Energy	9.8
Industrials	8.3
Materials	3.2
Telecommunication Services	1.9
Utilities	1.5
Cash and Other	1.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,007.00	$3.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	1,006.00	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONEY MARKET PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
Commercial Paper	70.0%
Time Deposits	28.9
Cash and Other	1.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,021.80	$2.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.76	2.06
Class IB
Actual	1,000.00	1,020.60	3.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.52	3.31

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.41% and 0.66%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Energy	18.0%
Consumer Staples	17.5
Health Care	17.2
Information Technology	16.6
Industrials	12.8
Consumer Discretionary	9.6
Financials	5.6
Cash and Other	2.7

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,002.00	$4.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.21
Class IB
Actual	1,000.00	1,000.00	5.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.84% and 1.09%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/PIMCO REAL RETURN PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
U.S. Government and Agency	105.4%
Commercial Paper	44.5
Asset-Backed and Mortgage-Backed Securities	10.8
Corporate Bonds	3.1
Foreign Government and Supranational Securities	0.8
Municipal Securities	0.2
Cash and Other	(64.8)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IB
Actual	$1,000.00	$991.20	$3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

EQ/SHORT DURATION BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
Corporate Bonds	37.3%
Asset-Backed and Mortgage Backed Securities	31.4
U.S. Government and Agency	28.5
Foreign Governments	0.4
Cash and Other	2.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA†
Actual	$1,000.00	$1,011.10	$2.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.46	2.36
Class IB
Actual	1,000.00	1,009.10	3.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.61

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.47% and 0.72%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/SMALL COMPANY INDEX PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	21.1%
Information Technology	17.8
Consumer Discretionary	14.9
Industrials	14.2
Health Care	11.6
Energy	5.9
Materials	4.4
Consumer Staples	2.6
Utilities	2.6
Telecommunication Services	1.5
Cash and Other	3.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,083.10	$1.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76
Class IB
Actual	1,000.00	1,081.40	3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/TCW EQUITY PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	34.1%
Financials	23.5
Health Care	12.8
Consumer Discretionary	11.1
Energy	5.5
Industrials	5.0
Consumer Staples	2.2
Cash and Other	5.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IB
Actual	$1,000.00	$936.60	$5.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

EQ/UBS GROWTH AND INCOME PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	23.9%
Health Care	18.5
Consumer Discretionary	12.8
Information Technology	12.4
Industrials	9.8
Utilities	5.7
Energy	5.1
Consumer Staples	5.0
Telecommunication Services	3.9
Cash and Other	2.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IB
Actual	$1,000.00	$1,013.40	$5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	24.8%
Health Care	18.0
Consumer Discretionary	11.0
Consumer Staples	10.6
Telecommunication Services	10.3
Materials	9.4
Information Technology	5.8
Industrials	1.1
Energy	0.8
Utilities	0.4
Cash and Other	7.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,037.20	$3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	1,036.20	5.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	22.1%
Energy	14.7
Consumer Discretionary	11.3
Information Technology	10.8
Consumer Staples	9.2
Materials	7.7
Industrials	7.6
Telecommunication Services	6.9
Utilities	3.7
Health Care	2.7
Cash and Other	3.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,088.70	$6.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.25	6.61
Class IB
Actual	1,000.00	1,087.10	8.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.01	7.85

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.32% and 1.57%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Consumer Discretionary	33.2%
Industrials	19.9
Financials	10.3
Information Technology	10.0
Energy	7.5
Telecommunication Services	5.9
Health Care	5.2
Materials	2.3
Consumer Staples	2.1
Utilities	1.1
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,033.60	$4.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	1,032.90	5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	27.0%
Industrials	24.6
Health Care	18.4
Consumer Discretionary	14.5
Energy	4.5
Financials	4.2
Telecommunication Services	2.3
Cash and Other	4.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class IA
Actual	$1,000.00	$1,114.90	$5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,113.50	6.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	583,012	$15,511,380
AXA Premier VIP Core Bond Portfolio‡	8,522,056	85,088,757
AXA Premier VIP High Yield Portfolio‡	3,765,890	21,149,996
AXA Premier VIP Large Cap Core Equity Portfolio‡	3,134,689	34,041,583
AXA Premier VIP Large Cap Value Portfolio‡	816,916	9,542,602
AXA Premier VIP Mid Cap Growth Portfolio*‡	395,969	3,721,053
AXA Premier VIP Mid Cap Value Portfolio*‡	887,362	8,980,472
EQ/Alliance Quality Bond Portfolio‡	6,424,588	63,897,196
EQ/Bernstein Diversified Value Portfolio‡	3,901,921	59,329,513
EQ/Lazard Small Cap Value Portfolio‡	1,345,652	18,950,751
EQ/Long Term Bond Portfolio‡	1,455,797	18,707,010
EQ/Marsico Focus Portfolio‡	2,866,468	45,139,328
EQ/Mercury Basic Value Equity Portfolio‡	3,892,387	61,156,438
EQ/Short Duration Bond Portfolio‡	6,122,657	61,516,089
EQ/Small Company Index Portfolio‡	1,078,243	13,607,470

Total Investment Companies (99.8%) (Cost $527,990,348)		520,339,638

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $811,813)	$811,813	811,813

Total Investments (100.0%) (Cost/Amortized Cost $528,802,161)		521,151,451
Other Assets Less Liabilities (0.0%)		102,459

Net Assets (100%)		$521,253,910

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The Holdings in Investment Companies are all Class A Shares.

Investments in companies which were affiliates for the six months ended June 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value June 30, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$17,733,048	$67,990	$1,756,615	$15,511,380	$—	$137,059
AXA Premier VIP Core Bond Portfolio	90,649,850	6,210,939	9,811,646	85,088,757	1,835,720	(285,607)
AXA Premier VIP High Yield Portfolio	22,489,945	341,209	2,407,742	21,149,996	—	(128,248)
AXA Premier VIP Large Cap Core Equity Portfolio	37,039,689	281,349	3,535,170	34,041,583	313	205,027
AXA Premier VIP Large Cap Value Portfolio	4,984,847	10,335,741	5,547,600	9,542,602	163	(8,675)
AXA Premier VIP Mid Cap Growth Portfolio	—	4,253,044	116,650	3,721,053	—	37,439
AXA Premier VIP Mid Cap Value Portfolio	—	10,028,075	263,730	8,980,472	—	200,116
EQ/Alliance Quality Bond Portfolio	70,015,342	1,268,951	7,226,831	63,897,196	—	(305,358)
EQ/Bernstein Diversified Value Portfolio	76,867,050	418,534	21,071,986	59,329,513	1,557	1,534,892
EQ/Lazard Small Cap Value Portfolio	34,029,557	273,957	17,696,515	18,950,751	—	635,249
EQ/Long Term Bond Portfolio	20,772,282	1,085,654	2,284,211	18,707,010	146	(147,186)
EQ/Marsico Focus Portfolio	49,779,973	718,712	4,871,123	45,139,328	—	821,731
EQ/Mercury Basic Value Equity Portfolio	74,981,470	352,948	17,238,143	61,156,438	—	971,512
EQ/Short Duration Bond Portfolio	66,170,026	1,256,960	6,627,219	61,516,089	3,069	(30,817)
EQ/Small Company Index	—	17,085,199	2,676,371	13,607,470	—	76,740

	$565,513,079	$53,979,262	$103,131,552	$520,339,638	$1,840,968	$3,713,874

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$53,979,262
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$105,237,348

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,111,695
Aggregate gross unrealized depreciation	(11,906,905)

Net unrealized depreciation	$(7,795,210)

Federal income tax cost of investments	$528,946,661

The Portfolio has a net capital loss carryforward of $43,715,133, of which $645,499 expires in the year 2009, $41,859,810 expires in the year 2010, $1,209,824 expires in the year 2011.

Included in the capital loss carryforward amounts are $654,705 of losses acquired as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.^	307,900	$5,268,169
Autoliv, Inc.	324,100	18,334,337
BorgWarner, Inc.^	218,900	14,250,390
Lear Corp.^	77,925	1,730,714
Magna International, Inc., Class A	116,300	8,370,111

		47,953,721

Automobiles (0.2%)
Toyota Motor Corp. (ADR)	168,200	17,592,038

Diversified Consumer Services (1.7%)
Apollo Group, Inc., Class A*	3,063,657	158,299,157

Hotels, Restaurants & Leisure (0.8%)
McDonald’s Corp.	410,000	13,776,000
Wynn Resorts Ltd.*^	742,412	54,418,800

		68,194,800

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*^	4,556,146	176,231,728

Leisure Equipment & Products (0.1%)
Mattel, Inc.	567,000	9,361,170

Media (4.4%)
CBS Corp., Class B	1,437,300	38,878,965
Comcast Corp., Class A*^	2,171,000	71,078,540
Interpublic Group of Cos., Inc.*^	1,079,300	9,012,155
Time Warner, Inc.	5,021,000	86,863,300
Viacom, Inc., Class B*	931,500	33,384,960
Walt Disney Co.	956,800	28,704,000
XM Satellite Radio Holdings, Inc., Class A*^	9,386,394	137,510,672

		405,432,592

Multiline Retail (0.2%)
Target Corp.	354,300	17,314,641

Specialty Retail (1.7%)
Best Buy Co., Inc.^	1,273,268	69,826,017
Home Depot, Inc.	1,026,300	36,731,277
Limited Brands, Inc.	988,600	25,298,274
Office Depot, Inc.*	616,200	23,415,600

		155,271,168

Textiles, Apparel & Luxury Goods (0.2%)
Jones Apparel Group, Inc.	604,100	19,204,339

Total Consumer Discretionary		1,074,855,354

Consumer Staples (7.2%)
Beverages (1.4%)
Coca-Cola Co.	1,905,900	81,991,818
PepsiCo, Inc.	784,300	47,089,372

		129,081,190

Food & Staples Retailing (1.3%)
Kroger Co.	1,303,600	28,496,696
Safeway, Inc.	452,800	11,772,800
SUPERVALU, Inc.	211,200	6,483,840
Wal-Mart Stores, Inc.	1,583,400	76,272,378

		123,025,714

Food Products (0.8%)
Bunge Ltd.^	10,800	542,700
ConAgra Foods, Inc.	1,041,000	23,016,510
General Mills, Inc.	278,500	14,387,310
Kellogg Co.	446,800	21,638,524
Sara Lee Corp.	808,200	12,947,364

		72,532,408

Household Products (2.1%)
Clorox Co.	384,400	23,436,868
Colgate-Palmolive Co.	388,400	23,265,160
Kimberly-Clark Corp.	227,000	14,005,900
Procter & Gamble Co.	2,424,317	134,792,025

		195,499,953

Tobacco (1.6%)
Altria Group, Inc.	1,933,500	141,976,905

Total Consumer Staples		662,116,170

Energy (8.0%)
Energy Equipment & Services (0.8%)
Diamond Offshore Drilling, Inc.^	365,900	30,709,987
GlobalSantaFe Corp.	485,330	28,027,807
Rowan Cos., Inc.	531,500	18,916,085

		77,653,879

Oil, Gas & Consumable Fuels (7.2%)
BP plc (ADR)	253,000	17,611,330
Chevron Corp.	2,128,600	132,100,916
ConocoPhillips	1,576,000	103,275,280
Exxon Mobil Corp.	6,422,700	394,032,645
Occidental Petroleum Corp.	41,100	4,214,805
Total S.A. (ADR)	111,000	7,272,720

		658,507,696

Total Energy		736,161,575

Financials (22.8%)
Capital Markets (2.7%)
Ameriprise Financial, Inc.	109,660	4,898,512
Goldman Sachs Group, Inc.	120,800	18,171,944
Lehman Brothers Holdings, Inc.	239,800	15,622,970
Merrill Lynch & Co., Inc.	1,241,790	86,378,912
Morgan Stanley	759,800	48,026,958
TD Ameritrade Holding Corp.	4,652,853	68,908,753
Waddell & Reed Financial, Inc.	378,900	7,790,184

		249,798,233

Commercial Banks (3.8%)
Comerica, Inc.	443,700	23,067,963
Huntington Bancshares, Inc./Ohio	921,700	21,733,686
KeyCorp	1,112,900	39,708,272
National City Corp.^	857,800	31,043,782
Regions Financial Corp.	45,580	1,509,610
SunTrust Banks, Inc.	304,900	23,251,674
U.S. Bancorp	1,588,000	49,037,440
Wachovia Corp.^	1,279,200	69,179,136
Wells Fargo & Co.	1,353,100	90,765,948

		349,297,511

Consumer Finance (0.3%)
American Express Co.	548,300	29,180,526

Diversified Financial Services (10.0%)
Bank of America Corp.	4,646,500	223,496,650
Chicago Mercantile Exchange Holdings, Inc.^	91,700	45,038,455
Citigroup, Inc.	5,718,700	275,870,088
International Securities Exchange, Inc.^	1,521,740	57,932,642
JPMorgan Chase & Co.	3,627,052	152,336,184
Nasdaq Stock Market, Inc.*	2,696,535	80,626,396
NYSE Group, Inc.*^	1,244,800	85,243,904

		920,544,319

Insurance (4.3%)
ACE Ltd.	268,900	13,603,651
Allstate Corp.	68,400	3,743,532
American International Group, Inc.	2,433,906	143,722,149

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Corp.	641,200	$31,995,880
Genworth Financial, Inc.	837,300	29,171,532
Hartford Financial Services Group, Inc.	442,400	37,427,040
MetLife, Inc.	602,400	30,848,904
PartnerReinsurance Ltd.	120,300	7,705,215
RenaissanceReinsurance Holdings Ltd.	335,400	16,253,484
St. Paul Travelers Cos., Inc.	1,037,865	46,268,022
UnumProvident Corp.^	792,400	14,366,212
XL Capital Ltd., Class A	232,700	14,264,510

		389,370,131

Thrifts & Mortgage Finance (1.7%)
Astoria Financial Corp.	925,500	28,181,475
Fannie Mae	1,339,600	64,434,760
Freddie Mac	524,100	29,878,941
Washington Mutual, Inc.	691,450	31,516,291

		154,011,467

Total Financials		2,092,202,187

Health Care (10.1%)
Biotechnology (1.4%)
Amgen, Inc.*	585,500	38,192,165
Applera Corp.- Celera Genomics Group*^‡	4,519,257	58,524,378
Genentech, Inc.*	422,103	34,528,026

		131,244,569

Health Care Equipment & Supplies (0.3%)
Medtronic, Inc.	565,300	26,523,876

Health Care Providers & Services (0.5%)
AmerisourceBergen Corp.	386,200	16,189,504
UnitedHealth Group, Inc.	599,600	26,850,088

		43,039,592

Life Sciences Tools & Services (2.7%)
Affymetrix, Inc.*^‡	5,163,619	132,188,646
Applera Corp.- Applied Biosystems Group	3,574,737	115,642,742

		247,831,388

Pharmaceuticals (5.2%)
Abbott Laboratories	728,600	31,774,246
Eli Lilly & Co.	856,100	47,316,647
Johnson & Johnson	1,389,800	83,276,816
Merck & Co., Inc.	2,552,200	92,976,646
Pfizer, Inc.	8,204,500	192,559,615
Wyeth	624,400	27,729,604

		475,633,574

Total Health Care		924,272,999

Industrials (6.7%)
Aerospace & Defense (1.4%)
Boeing Co.	792,100	64,880,911
Northrop Grumman Corp.	493,200	31,594,392
United Technologies Corp.	478,700	30,359,154

		126,834,457

Air Freight & Logistics (0.5%)
United Parcel Service, Inc., Class B	523,100	43,066,823

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	225,700	20,972,044
Energy Conversion Devices, Inc.*^	783,600	28,546,548

		49,518,592

Industrial Conglomerates (3.3%)
3M Co.	361,000	29,157,970
General Electric Co.	7,143,400	235,446,464
Textron, Inc.	150,700	13,891,526
Tyco International Ltd.	940,800	25,872,000

		304,367,960

Machinery (0.4%)
Crane Co.	50,000	2,080,000
Eaton Corp.	226,800	17,100,720
SPX Corp.^	368,900	20,639,955

		39,820,675

Road & Rail (0.6%)
CSX Corp.	493,800	34,783,272
Norfolk Southern Corp.	285,900	15,215,598

		49,998,870

Total Industrials		613,607,377

Information Technology (22.9%)
Communications Equipment (5.1%)
ADC Telecommunications, Inc.*	534,800	9,016,728
Cisco Systems, Inc.*	3,020,900	58,998,177
JDS Uniphase Corp.*^	50,793,129	128,506,616
Juniper Networks, Inc.*	10,148,022	162,266,872
Nokia Oyj (ADR)	1,043,800	21,147,388
QUALCOMM, Inc.	1,953,630	78,281,954
Tellabs, Inc.*	817,300	10,878,263

		469,095,998

Computers & Peripherals (3.1%)
Dell, Inc.*	1,149,200	28,051,972
Hewlett-Packard Co.	3,227,800	102,256,704
International Business Machines Corp.	893,700	68,654,034
Network Appliance, Inc.*	2,605,148	91,961,724

		290,924,434

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	272,600	8,777,720
Celestica, Inc.*^	309,300	2,950,722
Flextronics International Ltd.*	1,282,575	13,620,946
Move, Inc.*^	3,760,160	20,605,677
Sanmina-SCI Corp.*	1,685,450	7,753,070
Solectron Corp.*	3,426,500	11,718,630

		65,426,765

Internet Software & Services (3.4%)
CNET Networks, Inc.*^	683,081	5,450,986
eBay, Inc.*	4,390,389	128,594,494
Google, Inc., Class A*	79,000	33,127,070
RealNetworks, Inc.*^	3,358,864	35,939,845
Yahoo!, Inc.*	3,258,031	107,515,023

		310,627,418

IT Services (0.3%)
Electronic Data Systems Corp.	1,103,500	26,550,210

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*^	1,858,076	45,374,216
Agere Systems, Inc.*	608,444	8,944,127
Broadcom Corp., Class A*	2,390,969	71,848,619
Intel Corp.	2,910,200	55,148,290
KLA-Tencor Corp.	3,606,209	149,910,108
PMC-Sierra, Inc.*^‡	11,441,623	107,551,256
Silicon Laboratories, Inc.*^‡	3,641,968	128,015,175

		566,791,791

Software (4.1%)
Adobe Systems, Inc.*	1,649,971	50,093,120
Microsoft Corp.	5,429,000	126,495,700
NAVTEQ Corp.*	2,927,634	130,806,687
Oracle Corp.*	2,100,000	30,429,000
Red Hat, Inc.*	1,644,400	38,478,960

		376,303,467

Total Information Technology		2,105,720,083

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (1.1%)
Chemicals (0.8%)
Arkema (ADR)*	2,775	$108,258
E.I. duPont de Nemours & Co.	78,200	3,253,120
Lubrizol Corp.	307,700	12,261,845
Monsanto Co.	386,909	32,573,869
PPG Industries, Inc.	360,200	23,773,200

		71,970,292

Containers & Packaging (0.3%)
Crown Holdings, Inc.*	518,700	8,076,159
Owens-Illinois, Inc.*	703,800	11,795,688
Smurfit-Stone Container Corp.*	833,300	9,116,302

		28,988,149

Total Materials		100,958,441

Telecommunication Services (6.1%)
Diversified Telecommunication Services (4.9%)
AT&T, Inc.	2,667,425	74,394,484
BellSouth Corp.	791,995	28,670,219
Embarq Corp.*	98,193	4,024,931
Level 3 Communications, Inc.*^	33,048,255	146,734,252
NeuStar, Inc. Class A*^	2,522,816	85,145,040
Verizon Communications, Inc.	3,420,900	114,565,941

		453,534,867

Wireless Telecommunication Services (1.2%)
American Tower Corp., Class A*	210,000	6,535,200
Crown Castle International Corp.*	701,340	24,224,283
Sprint Nextel Corp.	3,972,920	79,418,671

		110,178,154

Total Telecommunication Services		563,713,021

Utilities (0.9%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	226,000	7,740,500
Entergy Corp.	505,600	35,771,200

		43,511,700

Multi-Utilities (0.4%)
Dominion Resources, Inc.	429,800	32,144,742
Xcel Energy, Inc.^	331,400	6,356,252

		38,500,994

Total Utilities		82,012,694

Total Common Stocks (97.5%)
(Cost $8,372,564,218)		8,955,619,901

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills
7.17%, 7/20/06 (p)	$8,100,000	8,067,881

Total Government Securities		8,067,881

Short-Term Investments of Cash Collateral for Securities Loaned (10.5%)
Allstate Life Global Funding Trust
5.33%, 7/31/07 (l)	4,000,000	4,000,000
American Express Credit Corp.
5.17%, 6/12/07 (l)	10,000,000	10,000,000
Bank of America Corp.
5.31%, 8/10/06 (l)	23,000,000	23,000,000
Bayerische Landesbank N.Y.
5.37%, 8/25/06 (l)	50,000,000	50,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	10,000,000	10,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	6,000,000	6,000,000
Canadian Imperial Bank N.Y.
5.30%, 2/23/07 (l)	49,992,637	49,992,637
CC USA, Inc.
5.37%, 1/14/08 (l)	12,000,000	12,000,000
5.38%, 3/10/08 (l)	7,997,194	7,997,194
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	7,000,000	7,000,000
Commonwealth Bank of Australia
5.29%, 7/31/07 (l)	15,000,000	15,000,000
Deutsche Bank Financial, Inc.
5.44%, 1/12/07 (l)	22,000,000	22,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Fifth Third Bancorp
5.28%, 7/31/07 (l)	2,000,000	2,000,000
Five Finance, Inc.
5.38%, 6/19/08 (l)	19,992,332	19,992,332
General Electric Capital Corp.
5.35%, 7/2/07 (l)	25,000,000	25,000,000
Goldman Sachs Group, Inc.
5.43%, 3/7/07 (l)	15,000,000	15,000,000
5.22%, 7/31/07 (l)	5,000,000	5,000,000
5.46%, 7/31/07 (l)	15,000,000	15,000,000
5.47%, 12/28/07 (l)	10,000,000	10,000,000
K2 (USA) LLC
5.38%, 1/24/08 (l)	11,998,986	11,998,986
Merrill Lynch & Co., Inc.
5.45%, 3/19/07 (l)	10,005,219	10,005,219
5.33%, 8/22/07 (l)	15,000,000	15,000,000
Merrill Lynch Mortgage Capital
5.41%, 8/3/06 (l)	10,000,000	10,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley & Co.
5.23%, 7/31/07 (l)	20,000,000	20,000,000
5.49%, 7/2/07 (l)	25,000,000	25,000,000
Natexis Banques Populaires N.Y.
5.22%, 2/16/07 (l)	27,495,910	27,495,910
5.37%, 1/28/08 (l)	11,000,000	11,000,000
National City Bank/Ohio
5.36%, 12/5/07 (l)	9,998,915	9,998,915
New York Life Global Funding
5.35%, 6/19/08 (l)	25,000,000	25,000,000
New York Life Insurance Co.
5.19%, 10/2/06 (l)	20,000,000	20,000,000
Nomura Securities
5.35%, 7/3/06	204,396,010	204,396,010
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	15,994,993	15,994,993
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	5,999,670	5,999,670
Svenska Grand Cayman
5.31%, 7/3/06	75,000,000	75,000,000
Swedbank N.Y.
5.20%, 7/14/06 (l)	9,999,565	9,999,565
Transamerica Occidental Life Insurance Co.
5.35%, 7/2/07 (l)	30,000,000	30,000,000
Unicredito Italiano N.Y.
4.98%, 10/4/06 (l)	24,992,852	24,992,852
5.00%, 10/4/06 (l)	19,996,171	19,996,171
United of Omaha Life Insurance Co.
5.19%, 5/31/07 (l)	12,500,000	12,500,000
Wells Fargo & Co.
5.42%, 6/30/08 (l)	15,000,000	15,000,000

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	$35,000,000	$35,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		963,360,454

Time Deposit (1.9%)
JPMorgan Chase Nassau
4.58%, 7/3/06	175,344,606	175,344,606

Total Short-Term Investments (12.5%) (Cost/Amortized Cost $1,146,785,071)		1,146,772,941

Total Investments (110.0%) (Cost/Amortized Cost $9,519,349,289)		10,102,392,842
Other Assets Less Liabilities (-10.0%)		(916,124,984)

Net Assets (100%)		$9,186,267,858

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At June 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/06	Unrealized Appreciation
S&P 500 Index	449	September-06	$139,964,525	$143,612,650	$3,648,125

Investments in companies which were affiliates for the six months ended June 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value June 30, 2006	Dividend Income	Realized Gain (Loss)
Affymetrix, Inc.	$151,557,258	$67,310,559	$—	$132,188,646	$—	$—
Applera Corp.- Celera Genomics Group	40,970,453	8,993,403	—	58,524,378	—	—
PMC-Sierra, Inc.	74,468,893	24,510,331	9,537,422	107,551,256	—	1,122,205
Silicon Laboratories, Inc.	156,369,711	54,636,866	87,733,901	128,015,175	—	(1,446,686)

	$423,366,315			$426,279,455	$—	$(324,481)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,898,517,837
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,467,239,535

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,247,957,860
Aggregate gross unrealized depreciation	(708,270,821)

Net unrealized appreciation	$539,687,039

Federal income tax cost of investments	$9,562,705,803

At June 30, 2006, the Portfolio had loaned securities with a total value of $946,874,447. This was secured by collateral of $963,360,454 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $306,466 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,927,939,847 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.8%)
Hotels, Restaurants & Leisure (2.8%)
Hilton Hotels Corp.	1,540,900	$43,576,652
McDonald’s Corp.	1,152,500	38,724,000

		82,300,652

Household Durables (2.2%)
Fortune Brands, Inc.	592,300	42,059,223
Pulte Homes, Inc.^	697,900	20,092,541

		62,151,764

Media (8.1%)
Comcast Corp., Special Class A*^	1,061,100	34,782,858
News Corp., Class A	3,772,000	72,346,960
Time Warner, Inc.	4,881,300	84,446,490
Viacom, Inc., Class B*	1,148,000	41,144,320

		232,720,628

Specialty Retail (4.7%)
Bed Bath & Beyond, Inc.*	224,200	7,436,714
Gap, Inc.	380,300	6,617,220
Home Depot, Inc.	2,765,500	98,977,245
Lowe’s Cos., Inc.	362,200	21,974,674

		135,005,853

Total Consumer Discretionary		512,178,897

Consumer Staples (4.5%)
Household Products (1.1%)
Procter & Gamble Co.	566,700	31,508,520

Tobacco (3.4%)
Altria Group, Inc.	1,105,800	81,198,894
Loews Corp.- Carolina Group^	344,400	17,691,828

		98,890,722

Total Consumer Staples		130,399,242

Energy (11.4%)
Energy Equipment & Services (1.7%)
BJ Services Co.^	217,800	8,115,228
Nabors Industries Ltd.*^	1,246,800	42,129,372

		50,244,600

Oil, Gas & Consumable Fuels (9.7%)
BP plc (ADR)	592,900	41,271,769
Chevron Corp.	274,200	17,016,852
ConocoPhillips	786,300	51,526,239
Exxon Mobil Corp.	1,410,200	86,515,770
Noble Energy, Inc.^	1,740,492	81,559,455

		277,890,085

Total Energy		328,134,685

Financials (28.3%)
Capital Markets (4.4%)
Franklin Resources, Inc.	121,600	10,556,096
Goldman Sachs Group, Inc.	251,500	37,833,145
Merrill Lynch & Co., Inc.	655,400	45,589,624
Northern Trust Corp.	584,600	32,328,380

		126,307,245

Commercial Banks (0.9%)
Wachovia Corp.^	484,600	26,207,168

Diversified Financial Services (12.4%)
Bank of America Corp.	2,293,723	110,328,076
Citigroup, Inc.	2,872,898	138,588,600
JPMorgan Chase & Co.	2,557,276	107,405,592

		356,322,268

Insurance (7.2%)
ACE Ltd.	930,800	47,089,172
Allstate Corp.	200,000	10,946,000
American International Group, Inc.	2,002,600	118,253,530
Axis Capital Holdings Ltd.	953,300	27,273,913
MetLife, Inc.^	95,100	4,870,071

		208,432,686

Thrifts & Mortgage Finance (3.4%)
Fannie Mae	2,053,800	98,787,780

Total Financials		816,057,147

Health Care (8.3%)
Biotechnology (0.2%)
Amgen, Inc.*	84,100	5,485,843

Health Care Providers & Services (3.7%)
UnitedHealth Group, Inc.	123,800	5,543,764
WellPoint, Inc.*	1,382,800	100,626,356

		106,170,120

Pharmaceuticals (4.4%)
Eli Lilly & Co.	778,300	43,016,641
Forest Laboratories, Inc.*	643,900	24,912,491
Merck & Co., Inc.	764,000	27,832,520
Pfizer, Inc.	1,385,200	32,510,644

		128,272,296

Total Health Care		239,928,259

Industrials (9.7%)
Aerospace & Defense (2.6%)
United Technologies Corp.	1,163,500	73,789,170

Air Freight & Logistics (3.1%)
United Parcel Service, Inc., Class B	1,091,200	89,838,496

Electrical Equipment (1.1%)
Emerson Electric Co.	352,400	29,534,644

Industrial Conglomerates (2.5%)
General Electric Co.	2,202,400	72,591,104

Road & Rail (0.4%)
Union Pacific Corp.	131,900	12,261,424

Total Industrials		278,014,838

Information Technology (12.1%)
Communications Equipment (2.1%)
Cisco Systems, Inc.*	1,007,400	19,674,522
Juniper Networks, Inc.*	215,500	3,445,845
Motorola, Inc.	1,849,800	37,273,470

		60,393,837

Computers & Peripherals (3.7%)
EMC Corp.*	2,020,600	22,165,982
International Business Machines Corp.	1,011,500	77,703,430
Sun Microsystems, Inc.*	1,373,100	5,698,365

		105,567,777

IT Services (0.2%)
Fiserv, Inc.*	147,800	6,704,208

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	412,600	10,075,692
Applied Materials, Inc.	2,827,600	46,033,328

		56,109,020

Software (4.1%)
BEA Systems, Inc.*^	233,400	3,055,206
Microsoft Corp.	4,296,600	100,110,780
Oracle Corp.*	1,027,600	14,889,924

		118,055,910

Total Information Technology		346,830,752

Materials (3.7%)
Chemicals (3.4%)
Air Products & Chemicals, Inc.^	1,122,100	71,724,632
E.I. duPont de Nemours & Co.	614,300	25,554,880

		97,279,512

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (0.3%)
Alcoa, Inc.	298,200	$9,649,752

Total Materials		106,929,264

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.^	1,731,400	48,288,746
BellSouth Corp.	559,800	20,264,760
Verizon Communications, Inc.	1,034,400	34,642,056

Total Telecommunication Services		103,195,562

Total Common Stocks (99.4%) (Cost $2,553,920,551)		2,861,668,646

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.1%)
Monumental Global Funding II
5.36%, 4/25/08 (l)	$10,000,000	10,000,000
Nomura Securities
5.35%, 7/3/06	79,882,041	79,882,041
Nordea Bank N.Y.
5.32%, 1/3/07 (l)	4,999,529	4,999,529
Pricoa Global Funding I
5.36%, 5/23/08 (l)	5,000,000	5,000,000
Unicredito Italiano Bank plc
5.21%, 7/31/07 (l)	5,000,000	5,000,000
Unicredito Italiano N.Y.
5.00%, 10/4/06 (l)	9,997,141	9,997,141
Wachovia Bank N.A
5.37%, 6/27/08 (l)	4,999,040	4,999,040

Total Short-Term Investments of Cash Collateral for Securities Loaned		119,877,751

Time Deposit (0.8%)
JPMorgan Chase Nassau
4.58%, 7/3/06	22,144,258	22,144,258

Total Short-Term Investments (4.9%) (Amortized Cost $142,022,009)		142,022,009

Total Investments (104.3%) (Cost/Amortized Cost $2,695,942,560)		3,003,690,655
Other Assets Less Liabilities (-4.3%)		(123,207,490)

Net Assets (100%)		$2,880,483,165

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$667,360,429
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$801,586,571

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$386,173,649
Aggregate gross unrealized depreciation	(88,733,146)

Net unrealized appreciation	$297,440,503

Federal income tax cost of investments	$2,706,250,152

At June 30, 2006, the Portfolio had loaned securities with a total value of $118,057,805. This was secured by collateral of $119,877,751 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $77,332 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (16.0%)
Asset-Backed Securities (0.2%)
DB Master Finance LLC,
Series 06-1 A2
5.779%, 6/20/31 §	$1,605,000	$1,593,242

Non-Agency CMO (15.8%)
Adjustable Rate Mortgage Trust,
Series 05-4 3A1
5.003%, 8/25/35 (l)	3,447,709	3,351,070
Series 05-9 1A2
5.247%, 11/25/35 (l)	5,530,000	5,454,329
Banc of America Commercial Mortgage, Inc.,
Series 06-2 A4
5.741%, 5/10/45 (l)	2,055,000	2,037,306
Bear Stearns Alt-A Trust,
Series 05-10 24A1
5.972%, 1/25/36 (l)	3,233,609	3,225,728
Series 06-2 23A1
5.991%, 3/25/36 (l)	4,139,917	4,133,885
Series 06-3 22A1
6.250%, 5/25/36 (l)	3,455,256	3,469,948
Chase Mortgage Finance Corp.,
Series 02-S4 A23
6.250%, 3/25/32	1,974,596	1,967,748
Citicorp Mortgage Securities, Inc.,
Series 04-7 1A1
5.250%, 9/25/34	4,077,655	3,913,614
Citigroup Commercial Mortgage Trust,
Series 04-C1 A4
5.463%, 4/15/40 (l)	2,335,000	2,274,220
Citigroup Mortgage Loan Trust, Inc.,
Series 05-2 1A4
5.122%, 5/25/35 (l)	3,469,158	3,375,472
Countrywide Alternative Loan Trust,
Series 05-27 2X1
1.355%, 8/25/35 IO	50,272,170	1,523,750
Series 05-27 2X2
0.281%, 8/25/35 IO	7,180,814	168,318
Series 05-59-2X
1.452%, 11/20/35 IO	19,766,906	790,676
Countrywide Home Loan Mortgage Pass Through Trust,
Series 04-J9 2A1
5.250%, 1/25/35	3,853,028	3,753,534
Series 05-12 1A5
5.250%, 5/25/35	5,431,535	5,090,283
Series 06-HYB4 2A1
5.860%, 6/20/36 (l)	5,016,598	4,986,047
CS First Boston Mortgage Securities Corp.,
Series 01-CP4 ACP
1.090%, 12/15/35 § IO (l)	128,000,000	1,569,856
Series 04-2R A1
5.027%, 12/28/33 § (l)	3,594,883	3,108,747
Series 04-C1 A4
4.750%, 1/15/37	815,000	757,830
Greenpoint Mortgage Funding Trust,
Series 05-AR5 4X1
(Zero Coupon), 11/25/45 PO	19,427,728	449,363
Series 05-AR5 4X2
(Zero Coupon), 11/25/45 PO	9,142,576	159,995
Series 06-AR2 4A1
7.323%, 3/25/36 (l)	3,825,946	3,926,377
Indymac Index Mortgage Loan Trust,
Series 06-AR7 4A1
6.269%, 5/25/36 (l)	2,316,956	2,319,225
JP Morgan Alternative Loan Trust,
Series 06-A2 4A1
6.398%, 5/25/36 (l)	3,367,605	3,375,620
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 06-CB15 A4
5.814%, 6/12/43 (l)	1,715,000	1,697,936
Series 06-LDP7 A4
5.876%, 4/15/45 (l)	1,800,000	1,805,436
JP Morgan Mortgage Trust,
Series 06-A4 1A1
5.862%, 6/25/36 (l)	3,467,967	3,446,570
LB-UBS Commercial Mortgage Trust,
Series 04-C2 A4
4.367%, 3/15/36	1,940,000	1,762,249
Series 05-C7 XCL
0.082%, 11/15/40 § IO (b) (l)	82,538,117	796,897
Series 06-C4 A4
5.900%, 6/15/38 (l)	1,700,000	1,707,276
Merrill Lynch Mortgage Investors, Inc.,
Series 06-A1 2A1
6.225%, 3/25/36 (l)	3,618,877	3,621,398
Merrill Lynch Mortgage Trust,
Series 04-BPC1 A5
4.855%, 10/12/41 (l)	2,160,000	2,015,572
Series 04-KEY2 A4
4.864%, 8/12/39 (l)	2,755,000	2,561,663
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-2 A4
5.910%, 6/12/46^ (l)	1,025,000	1,029,408
Morgan Stanley Capital I,
Series 03-1Q4 X1
0.129%, 5/15/40 § IO (l)	123,431,780	4,131,607
RESI Finance LP,
Series 03-C B3
6.570%, 9/10/35 § (l)	7,682,537	7,818,372
Residential Accredit Loans, Inc.,
Series 02-QS19 A8
6.000%, 12/25/32	2,415,606	2,396,240
Residential Asset Mortgage Products, Inc.,
Series 04-SL2 A2
6.500%, 10/25/31	2,875,338	2,888,454
Series 04-SL3 A3
7.500%, 12/25/31	1,651,532	1,701,500
Series 04-SL4 A4
7.000%, 7/25/32	1,940,017	1,970,733
Residential Funding Mortgage Security I, Inc.,
Series 05-SA3 3A
5.247%, 8/25/35 (l)	3,464,670	3,402,245
Structured Asset Mortgage Investments, Inc.,
Series 05-AR7 5X1
1.471%, 3/25/46 IO (l)	5,362,979	181,859
Structured Asset Securities Corp.,
Series 02-11A 1A1
6.555%, 6/25/32 (l)	749,130	751,399
Series 03-21 2A1
4.000%, 8/25/33	4,018,578	3,910,217

		114,779,972

Total Asset-Backed and Mortgage-Backed Securities		116,373,214

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Government Securities (79.8%)
Agency CMO (4.2%)
Federal Home Loan Mortgage Corp.
5.000%, 4/15/16	$5,070,000	$4,977,398
5.500%, 7/15/17	4,300,000	4,257,067
4.500%, 10/15/30	2,550,000	2,332,364
Federal National Mortgage Association
5.500%, 9/25/17	2,215,846	2,200,267
5.000%, 2/1/18 IO	2,351,839	383,305
5.000%, 7/1/18 IO	6,694,500	1,104,236
5.000%, 4/1/19 IO	1,313,746	209,543
6.500%, 4/25/32	4,735,000	4,799,339
5.000%, 10/25/33	3,009,470	2,888,559
5.500%, 7/25/34	4,440,000	4,306,560
Government National Mortgage Association
6.000%, 7/20/32	3,070,000	3,023,360

		30,481,998

U.S. Government Agencies (17.9%)
Federal Home Loan Mortgage Corp.
4.399%, 8/1/34 (l)	964,063	953,743
4.406%, 9/1/34 (l)	700,999	693,950
4.613%, 4/1/35 (l)	892,418	875,896
4.692%, 6/1/35 (l)	1,830,172	1,792,347
4.249%, 10/1/35 (l)	1,214,392	1,205,623
5.745%, 5/1/36	984,892	986,123
Federal National Mortgage Association
5.000%, 12/1/17	13,261,828	12,801,672
5.000%, 12/1/19	3,694,354	3,565,997
4.475%, 5/1/33 (l)	1,097,883	1,088,322
4.347%, 8/1/34 (l)	1,103,363	1,091,415
4.369%, 8/1/34 (l)	1,797,336	1,781,904
4.416%, 8/1/34 (l)	1,102,243	1,084,676
6.500%, 8/1/34	3,609,131	3,642,050
5.500%, 2/1/35	10,590,132	10,198,852
6.500%, 4/1/35	3,638,801	3,671,990
4.692%, 5/1/35 (l)	1,155,690	1,141,458
6.500%, 5/1/35	4,626,643	4,668,842
4.520%, 7/1/35 (l)	1,585,406	1,584,189
4.785%, 7/1/35 (l)	2,152,971	2,126,612
4.830%, 7/1/35 (l)	997,306	985,141
4.509%, 8/1/35 (l)	627,394	619,950
4.175%, 9/1/35 (l)	674,522	666,955
4.471%, 1/1/36 (l)	952,189	938,635
6.034%, 1/1/36 (l)	1,649,464	1,699,245
5.815%, 3/1/36 (l)	2,886,151	2,890,086
5.598%, 4/1/36 (l)	1,245,689	1,240,213
6.050%, 5/1/36 (l)	1,375,254	1,380,838
5.950%, 6/1/36 (l)	2,387,187	2,389,972
Government National Mortgage Association
9.000%, 12/15/09	1,052,840	1,085,412
1.000%, 11/16/45	6,595,000	371,331
5.500%, 7/15/36 TBA	26,385,000	25,568,701
5.500%, 8/15/36 TBA	3,700,000	3,583,221
6.000%, 8/15/36 TBA	31,660,000	31,363,187

		129,738,548

U.S. Treasuries (57.7%)
U.S. Treasury Bonds
7.250%, 5/15/16^	7,780,000	9,008,392
U.S. Treasury Notes
3.000%, 11/15/07^	23,330,000	22,651,050
3.125%, 9/15/08^	57,150,000	54,761,302
3.125%, 10/15/08^	31,000,000	29,660,707
3.375%, 11/15/08^	17,200,000	16,524,092
3.000%, 2/15/09^	41,000,000	38,866,729
2.625%, 3/15/09^	33,240,000	31,163,796
3.125%, 4/15/09^	41,390,000	39,259,077
3.875%, 5/15/09^	15,000,000	14,500,200
3.625%, 1/15/10^	26,110,000	24,859,566
4.000%, 3/15/10^	30,280,000	29,157,520
4.000%, 4/15/10^	49,860,000	47,974,695
5.750%, 8/15/10^	18,000,000	18,442,260
5.000%, 2/15/11^	11,740,000	11,711,108
4.750%, 3/31/11^	5,000,000	4,924,805
4.000%, 2/15/14^	16,000,000	14,863,744
4.750%, 5/15/14^	10,520,000	10,262,344

		418,591,387

Total Government Securities.		578,811,933

Total Long-Term Debt Securities (95.8%) (Cost $712,493,205)		695,185,147

SHORT-TERM INVESTMENTS:
Commercial Paper (8.3%)
Bear Stearns Cos., Inc.
5.11%, 7/13/06 (p)	20,000,000	19,963,168
Citigroup Funding, Inc.
5.09%, 7/13/06 (p)	20,000,000	19,963,275
Deutsche Bank Financial, Inc.
5.15%, 7/13/06 (p)	20,000,000	19,962,878

Total Commercial Paper		59,889,321

Short-Term Investments of Cash Collateral for Securities Loaned (24.3%)
American Express Credit Corp.
5.17%, 6/12/07 (l)	5,000,000	5,000,000
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	17,000,000	17,000,000
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	15,000,000	15,000,000
Goldman Sachs Group, Inc.
5.45%, 7/2/07 (l)	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.45%, 3/19/07 (l)	3,001,566	3,001,566
Morgan Stanley & Co.
5.49%, 7/2/07 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.36%, 11/13/06 (l)	9,997,742	9,997,742
New York Life Insurance Co.
5.19%, 10/2/06 (l)	10,000,000	10,000,000
Nomura Securities
5.35%, 7/3/06	71,174,432	71,174,432
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	19,997,087	19,997,087
US Bank N.A.
5.10%, 10/2/06 (l)	4,999,039	4,999,039

Total Short-Term Investments of Cash Collateral for Securities Loaned		176,169,866

Time Deposit (1.9%)
JPMorgan Chase Nassau
4.58%, 7/3/06	13,832,497	13,832,497

Total Short-Term Investments (34.5%) (Cost/Amortized Cost $249,900,196)		249,891,684

Total Investments (130.3%) (Cost/Amortized Cost $962,393,401)		945,076,831
Other Assets Less Liabilities (-30.3%)		(219,722,808)

Net Assets (100%)		$725,354,023

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $19,018,721 or 2.62% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

CMO	—	Collateralized Mortgage Obligation

IO	—	Interest only

PO	—	Principal only

TBA	—	Security is subject to delayed delivery.

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$719,175,477
U.S. Government securities	171,075,684

$890,251,161

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$765,395,343
U.S. Government securities	184,064,281

$949,459,624

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$742,425
Aggregate gross unrealized depreciation	(18,058,995)

Net unrealized depreciation	$(17,316,570)

Federal income tax cost of investments	$962,393,401

At June 30, 2006, the Portfolio had loaned securities with a total value of $351,565,810. This was secured by collateral of $176,169,866 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $182,004,129 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $13,965,902, of which $8,292,448 expires in the year 2012 and $5,673,454 expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.2%)
Macquarie Airports	2,563,200	$5,846,291
QBE Insurance Group Ltd.	1,210,960	18,443,496
Rinker Group Ltd.^	628,717	7,655,856

		31,945,643

Austria (0.5%)
OMV AG	193,700	11,529,248

Belgium (0.8%)
Delhaize Group^	53,500	3,707,701
Fortis^	349,000	11,879,145
KBC Groep N.V.	56,535	6,065,003

		21,651,849

Brazil (0.7%)
Cia de Bebidas das Americas (ADR)^	153,500	6,331,875
Petroleo Brasileiro S.A. (ADR)	142,600	12,735,606

		19,067,481

Canada (1.8%)
Canadian Natural Resources Ltd.	262,100	14,546,185
ING Canada, Inc.	128,600	6,533,495
Nexen, Inc.	180,900	10,231,643
Teck Cominco Ltd., Class B	130,700	7,023,318
TELUS Corp. (Non-Voting)	206,800	8,377,250

		46,711,891

China (0.4%)
China Shenhua Energy Co., Ltd., Class H	6,152,500	11,367,114

Finland (0.1%)
Sampo Oyj, Class A^	156,900	2,993,253

France (12.3%)
Arkema*	10,525	410,597
Assurances Generales de France^	176,500	20,819,139
BNP Paribas	644,525	61,685,524
CapGemini S.A.^	784,046	44,742,486
Cie Generale d’Optique Essilor International S.A.	115,382	11,610,862
Credit Agricole S.A.^	408,753	15,548,898
Renault S.A.^	250,200	26,873,131
Sanofi-Aventis^	369,519	36,050,642
Societe Generale^	155,900	22,924,277
Societe Television Francaise 1	625,921	20,408,514
Total S.A.^	421,028	27,697,977
Vinci S.A.^	262,201	27,005,460

		315,777,507

Germany (6.8%)
Allianz AG (Registered)	26,300	4,153,792
Commerzbank AG^	668,098	24,295,254
Continental AG	217,600	22,236,481
Deutsche Lufthansa AG (Registered)	769,200	14,162,941
E.ON AG	170,200	19,590,713
Epcos AG*^	270,900	3,817,177
MAN AG	246,200	17,824,182
Muenchener Rueckversicherungs AG (Registered)	135,600	18,519,245
RWE AG	200,710	16,694,292
SAP AG	155,070	32,716,242

		174,010,319

Hong Kong (0.1%)
Sino Land Co.^	1,033,500	1,649,981

Ireland (0.9%)
CRH plc	691,452	22,536,349

Italy (3.3%)
Banca Popolare Di Verona e Novara S.c.r.l.	315,000	8,438,131
Buzzi Unicem S.p.A.^	237,667	5,451,839
ENI S.p.A.^	1,024,761	30,176,455
Luxottica Group S.p.A.^	473,816	12,868,144
Recordati S.p.A.	682,700	4,984,455
UniCredito Italiano S.p.A.	2,769,942	21,675,733

		83,594,757

Japan (25.6%)
Canon, Inc.^	1,089,300	53,457,315
East Japan Railway Co.	1,720	12,789,223
EDION Corp.	416,000	8,260,683
Hitachi Ltd.	766,000	5,065,792
Honda Motor Co., Ltd.	556,600	17,674,478
Hoya Corp.	329,500	11,731,313
Isuzu Motors Ltd.^	2,600,000	8,438,088
Itochu Corp.	1,381,000	12,141,058
Japan Tobacco, Inc.^	5,580	20,354,809
JFE Holdings, Inc.^	606,300	25,723,265
Kobe Steel Ltd.	2,463,000	7,713,371
Komatsu Ltd.	576,000	11,463,063
Kyocera Corp.^	91,300	7,076,219
Leopalace21 Corp.^	228,000	7,878,231
Mitsubishi Corp.	407,000	8,135,372
Mitsubishi UFJ Financial Group, Inc.	4,340	60,744,434
Mitsui & Co., Ltd.^	4,027,000	56,927,192
Mitsui Chemicals, Inc.^	1,705,000	11,141,451
Mitsui O.S.K. Lines Ltd.^	585,000	3,981,367
Nippon Mining Holdings, Inc.	682,500	5,749,442
Nippon Telegraph & Telephone Corp.	1,788	8,774,596
Nissan Motor Co., Ltd.^	532,100	5,818,353
Nitto Denko Corp.^	250,500	17,859,205
Nomura Holdings, Inc.^	2,167,600	40,672,720
ORIX Corp.^	113,210	27,679,828
Rengo Co. Ltd.^	500,000	3,783,405
Secom Co., Ltd.	100	4,733
Sony Corp.^	253,200	11,185,409
Sumitomo Heavy Industries Ltd.^	1,264,000	11,698,482
Sumitomo Metal Industries Ltd.^	2,615,000	10,797,183
Sumitomo Mitsui Financial Group, Inc.	6,116	64,736,561
Takeda Pharmaceutical Co., Ltd.	310,200	19,320,509
Tokyo Electric Power Co., Inc.	406,500	11,236,846
Tokyo Gas Co., Ltd.^	2,316,000	10,920,037
Toyota Motor Corp.	1,049,900	55,013,786

		655,947,819

Luxembourg (0.5%)
Arcelor^	286,469	13,823,920

Mexico (1.0%)
America Movil S.A. de C.V. (ADR)	786,600	26,162,316

Netherlands (5.0%)
ABN AMRO Holding N.V.	416,329	11,386,733
European Aeronautic Defence & Space Co. N.V.	342,290	9,830,048
ING Groep N.V. (CVA)	1,915,374	75,260,627
Koninklijke Philips Electronics N.V.	217,400	6,791,015
Royal Dutch Shell plc, Class A	279,200	9,389,076
Royal Dutch Shell plc, Class B	184,368	6,448,269

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Wolters Kluwer N.V. (CVA)	360,300	$8,509,085

		127,614,853

Norway (1.0%)
Norsk Hydro ASA^	985,491	26,131,523

Russia (0.5%)
LUKOIL (ADR)	154,600	12,909,100

Singapore (0.4%)
Flextronics International Ltd.*	608,400	6,461,208
Neptune Orient Lines Ltd.	1,431,000	1,637,911
Singapore Telecommunications Ltd.	1,039,715	1,670,014

		9,769,133

South Africa (0.2%)
Naspers Ltd., Class N	316,649	5,411,016

Spain (2.5%)
Banco Bilbao Vizcaya Argentaria S.A.^	1,385,091	28,478,430
Endesa S.A.^	562,300	19,549,199
Repsol YPF S.A.^	579,500	16,590,490

		64,618,119

Sweden (1.2%)
Atlas Copco AB, Class A	1,077,944	29,928,548

Switzerland (10.1%)
ABB Ltd. (Registered)^	2,223,056	28,854,360
Credit Suisse Group (Registered)^	941,108	52,548,398
Nestle S.A. (Registered)^	71,798	22,506,475
Nobel Biocare Holding AG	46,533	11,025,472
Novartis AG (Registered)^	533,634	28,838,017
Roche Holding AG^	243,904	40,239,182
UBS AG (Registered)	406,645	44,481,984
Xstrata plc	785,904	29,798,159

		258,292,047

Taiwan (0.2%)
Largan Precision Co., Ltd.	191,000	4,088,180

United Kingdom (17.3%)
AstraZeneca plc	388,800	23,471,588
Aviva plc	1,370,528	19,404,354
BAE Systems plc	2,110,800	14,435,151
Barclays plc	1,720,400	19,553,180
BG Group plc	1,044,062	13,951,799
BHP Billiton plc	1,365,646	26,495,962
BP plc	1,440,736	16,801,017
British American Tobacco plc	1,335,367	33,639,058
Corus Group plc	1,062,220	8,968,531
Friends Provident plc	3,402,120	11,247,649
George Wimpey plc	1,003,383	8,439,282
HBOS plc	1,038,210	18,050,080
International Power plc	1,064,500	5,601,367
J Sainsbury plc	2,115,800	13,089,914
Man Group plc	298,300	14,057,845
Marks & Spencer Group plc	1,976,536	21,458,972
Persimmon plc	299,000	6,824,211
Prudential plc	1,464,477	16,549,689
Punch Taverns plc	700,400	11,334,967
Rio Tinto plc	854,961	45,209,170
Royal & Sun Alliance Insurance Group plc	627,964	1,562,151
Royal Bank of Scotland Group plc	665,512	21,885,361
SABMiller plc	841,328	15,163,982
Standard Chartered plc	492,950	12,034,911
Tate & Lyle plc	210,500	2,357,395
Vodafone Group plc	12,084,500	25,759,397
Whitbread plc	478,809	10,325,882
WPP Group plc	539,425	6,529,904

		444,202,769

Total Common Stocks (94.4%) (Cost $1,982,458,402)		2,421,734,735

CONVERTIBLE PREFERRED STOCK:
United Kingdom (0.1%)
Whitbread plc†	563,305	1,614,884

Total Convertible Preferred Stock (0.1%) (Cost $779,880)		1,614,884

	Number of Warrants
WARRANTS:
Argentina (0.7%)
Credit Suisse First Boston High Tech Computers, expiring 12/31/49*	696,900	19,105,514

United Kingdom (0.4%)
JP Morgan International Derivative, expiring 5/16/07*	1,152,000	9,204,480

Total Warrants (1.1%) (Cost $20,791,450)		28,309,994

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.2%)
Allstate Life Global Funding Trust
5.33%, 7/31/07 (l)	$2,000,000	2,000,000
Allstate Life Insurance
5.35%, 7/31/07 (l)	15,000,000	15,000,000
American Express Credit Corp.
5.17%, 6/12/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
5.38%, 3/10/08 (l)	9,996,661	9,996,661
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	3,000,000	3,000,000
CC USA, Inc.
5.36%, 8/3/06 (l)	6,000,300	6,000,300
5.38%, 2/15/08 (l)	9,996,488	9,996,488
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	5,000,000	5,000,000
Dorada Finance, Inc.
5.36%, 8/3/06 (l)	13,987,504	13,987,504
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Fifth Third Bancorp
5.28%, 7/31/07 (l)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
5.43%, 3/7/07 (l)	15,000,000	15,000,000
5.45%, 7/2/07 (l)	10,000,000	10,000,000
5.22%, 7/31/07 (l)	5,000,000	5,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,995,610	9,995,610
Merrill Lynch & Co., Inc.
5.45%, 3/19/07 (l)	17,008,872	17,008,872
Metropolitan Life Insurance Co.
5.39%, 12/15/06 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.36%, 11/13/06 (l)	24,994,354	24,994,354

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
New York Life Insurance Co.
5.19%, 10/2/06 (l)	$15,000,000	$15,000,000
Nomura Securities
5.35%, 7/3/06	202,194,956	202,194,956
Santander U.S. Debt S.A. UNI
5.20%, 2/6/08 (l)	9,995,813	9,995,813
Swedbank N.Y.
5.20%, 7/14/06 (l)	3,999,826	3,999,826
Unicredito Italiano Bank plc
5.16%, 7/31/07 (l)	10,000,000	10,000,000
Unicredito Italiano N.Y.
5.00%, 10/4/06 (l)	24,992,852	24,992,852
US Bank N.A.
5.10%, 10/2/06 (l)	16,998,466	16,998,466
Wells Fargo & Co.
5.42%, 6/30/08 (l)	12,000,000	12,000,000
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	37,000,000	37,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		517,161,702

Time Deposit (3.7%)
JPMorgan Chase Nassau
4.58%, 7/3/06	95,826,869	95,826,869

Total Short-Term Investments (23.9%)
(Amortized Cost $612,988,571)		612,988,571

Total Investments (119.5%)
(Cost/Amortized Cost $2,617,018,303)		3,064,648,184
Other Assets Less Liabilities (-19.5%)		(499,275,789)

Net Assets (100%)		$2,565,372,395

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,614,884 or 0.06% of net assets) valued at fair value.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

At June 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/06	Unrealized Appreciation
Dow Jones Euro Stoxx 50 Index	274	September-06	$12,309,475	$12,829,821	$520,346

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$962,862,284
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$909,012,049

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$479,575,099
Aggregate gross unrealized depreciation	(46,095,284)

Net unrealized appreciation	$433,479,815

Federal income tax cost of investments	$2,631,168,369

At June 30, 2006, the Portfolio had loaned securities with a total value of $504,970,045. This was secured by collateral of $517,161,702 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $150,710,755 of which $51,342,146 expires in the year 2009, $61,620,674 expires in the year 2010, and $37,747,935 expires in the year 2011.

Included in the capital loss carryforward amounts are $25,861,953 of losses acquired from EQ/International Equity Index Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003, and $23,155,136 of losses acquired from EQ/Alliance Global Portfolio as a result of a tax-free reorganization that occurred during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Hotels, Restaurants & Leisure (3.4%)
Hilton Hotels Corp.	211,000	$5,967,080
Las Vegas Sands Corp.*^	81,800	6,368,948
McDonald’s Corp.	354,500	11,911,200
Starwood Hotels & Resorts Worldwide, Inc.	75,700	4,567,738

		28,814,966

Multiline Retail (1.7%)
Target Corp.	296,200	14,475,294

Specialty Retail (1.9%)
Lowe’s Cos., Inc.	262,333	15,915,743

Total Consumer Discretionary		59,206,003

Consumer Staples (5.2%)
Food & Staples Retailing (1.3%)
Walgreen Co.	117,700	5,277,668
Whole Foods Market, Inc.^	82,700	5,345,728

		10,623,396

Household Products (3.9%)
Procter & Gamble Co.	592,400	32,937,440

Total Consumer Staples		43,560,836

Energy (9.5%)
Energy Equipment & Services (9.5%)
Baker Hughes, Inc.	102,400	8,381,440
GlobalSantaFe Corp.	189,700	10,955,175
Halliburton Co.	511,450	37,954,704
Nabors Industries Ltd.*^	463,100	15,648,149
Schlumberger Ltd.	108,000	7,031,880

Total Energy		79,971,348

Financials (17.0%)
Capital Markets (11.4%)
Franklin Resources, Inc.	214,100	18,586,021
Goldman Sachs Group, Inc.	105,100	15,810,193
Legg Mason, Inc.	233,090	23,197,117
Merrill Lynch & Co., Inc.	199,700	13,891,132
Northern Trust Corp.	115,000	6,359,500
UBS AG (Registered)	164,400	18,034,680

		95,878,643

Diversified Financial Services (3.4%)
JPMorgan Chase & Co.	426,700	17,921,400
Nasdaq Stock Market, Inc.*	179,910	5,379,309
NYSE Group, Inc.*^	82,400	5,642,752

		28,943,461

Insurance (2.2%)
American International Group, Inc.	311,699	18,405,826

Total Financials		143,227,930

Health Care (21.6%)
Biotechnology (6.3%)
Amgen, Inc.*	44,701	2,915,846
Genentech, Inc.*	404,700	33,104,460
Gilead Sciences, Inc.*	282,350	16,703,826

		52,724,132

Health Care Equipment & Supplies (2.8%)
Alcon, Inc.	237,600	23,415,480

Health Care Providers & Services (9.9%)
Caremark Rx, Inc.	423,800	21,134,906
Medco Health Solutions, Inc.*	101,500	5,813,920
UnitedHealth Group, Inc.	320,800	14,365,424
WellPoint, Inc.*	583,100	42,432,187

		83,746,437

Pharmaceuticals (2.6%)
Teva Pharmaceutical Industries Ltd. (ADR)^	705,800	22,296,222

Total Health Care		182,182,271

Industrials (7.0%)
Aerospace & Defense (5.2%)
Boeing Co.	402,600	32,976,966
Rockwell Collins, Inc.	112,000	6,257,440
United Technologies Corp.	65,200	4,134,984

		43,369,390

Electrical Equipment (0.7%)
Emerson Electric Co.	71,400	5,984,034

Industrial Conglomerates (0.6%)
Textron, Inc.	57,500	5,300,350

Road & Rail (0.5%)
CSX Corp.	63,600	4,479,984

Total Industrials		59,133,758

Information Technology (29.0%)
Communications Equipment (7.3%)
Corning, Inc.*	985,600	23,841,664
Juniper Networks, Inc.*^	638,600	10,211,214
QUALCOMM, Inc.	679,500	27,227,565

		61,280,443

Computers & Peripherals (6.3%)
Apple Computer, Inc.*	665,500	38,013,360
Network Appliance, Inc.*	435,850	15,385,505

		53,398,865

Internet Software & Services (9.7%)
eBay, Inc.*	377,366	11,053,050
Google, Inc., Class A*	100,610	42,188,791
Yahoo!, Inc.*	855,350	28,226,550

		81,468,391

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	853,000	20,830,260
Broadcom Corp., Class A*	801,950	24,098,598
NVIDIA Corp.*	139,200	2,963,568

		47,892,426

Total Information Technology		244,040,125

Materials (1.7%)
Chemicals (1.7%)
Monsanto Co.	173,900	14,640,641

Total Materials		14,640,641

Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
America Movil S.A. de C.V. (ADR)	290,500	9,662,030

Total Telecommunication Services		9,662,030

Total Common Stocks (99.1%). (Cost $795,998,734)		835,624,942

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.5%)
Bank of America Corp.
5.31%, 8/10/06 (l)	$5,000,000	5,000,000
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	1,000,000	1,000,000
Dorada Finance, Inc.
5.36%, 8/3/06 (l)	3,996,430	3,996,430

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
New York Life Insurance Co.
5.19%, 10/2/06 (l)	$3,000,000	$3,000,000
Nomura Securities
5.35%, 7/3/06	24,794,070	24,794,070
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	8,999,349	8,999,349

Total Short-Term Investments of Cash Collateral for Securities Loaned		46,789,849

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.58%, 7/3/06	3,165,564	3,165,564

Total Short-Term Investments (5.9%)
(Amortized Cost $49,955,413)		49,955,413

Total Investments (105.0%)
(Cost/Amortized Cost $845,954,147)		885,580,355
Other Assets Less Liabilities (-5.0%)		(42,559,528)

Net Assets (100%)		$843,020,827

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$458,906,874
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$625,741,851

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,098,131
Aggregate gross unrealized depreciation	(34,495,177)

Net unrealized appreciation	$38,602,954

Federal income tax cost of investments	$846,977,401

At June 30, 2006, the Portfolio had loaned securities with a total value of $44,619,211. This was secured by collateral of $46,789,849 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $9,500 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $607,475,722 of which $245,011,495 expires in the year 2009, $258,581,589 expires in the year 2010 and $103,882,638 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (16.2%)
Asset-Backed Securities (2.8%)
Aegis Asset Backed Securities Trust,
Series 04-3 A2A
5.523%, 9/25/34 (l)	$1,542,684	$1,542,656
Bayview Financial Acquisition Trust,
Series 05-D AF2
5.402%, 12/28/35 (l)	7,075,000	6,990,984
Capital Auto Receivables Asset Trust,
Series 05-SN1A A3A
4.100%, 6/15/08	5,575,000	5,529,262
Capital One Prime Auto Receivables Trust,
Series 05-1 A3
4.320%, 8/15/09	9,355,000	9,241,992
Citifinancial Mortgage Securities, Inc.,
Series 03-1 AFPT
3.360%, 1/25/33 (e)	2,010,967	1,813,187
Credit-Based Asset Servicing and Securitization,
Series 05-CB7 AF2
5.725%, 11/25/35 (e)	4,620,000	4,563,366
DB Master Finance LLC,
Series 06-1 A2
5.779%, 6/20/31 §	2,000,000	1,985,348
Home Equity Mortgage Trust,
Series 05-4 A3
4.742%, 1/25/36 (e)	4,995,000	4,908,168
Series 06-1 A2
5.300%, 5/25/36 (e)	2,335,000	2,295,944
MBNA Credit Card Master Note Trust,
Series 03-A6 A6
2.750%, 10/15/10	4,510,000	4,289,413
Providian Gateway Master Trust,
Series 04-DA A
3.350%, 9/15/11 § (b)	6,465,000	6,298,326
Residential Asset Mortgage Products, Inc.,
Series 05-RS1 AII1
5.433%, 1/25/35 (l)	948,598	948,705
Residential Asset Securities Corp.,
Series 03-KS3 A2
5.623%, 5/25/33 (l)	715,262	715,994
Residential Funding Mortgage Securities II, Inc.,
Series 05-HI2 A3
4.460%, 5/25/35	4,080,000	3,994,897

		55,118,242

Non-Agency CMO (13.4%)
Banc of America Commercial Mortgage, Inc.,
Series 01-PB1 A2
5.787%, 5/11/35	5,381,799	5,385,472
Series 04-3 A5
5.481%, 6/10/39 (l)	6,965,000	6,773,310
Series 04-4 A3
4.128%, 7/10/42	6,190,000	5,921,587
Series 04-6 A2
4.161%, 12/10/42	8,270,000	7,893,120
Bear Stearns Alt-A Trust,
Series 05-10 24A1
5.972%, 1/25/36 (l)	9,564,546	9,541,234
Series 06-1 22A1
5.439%, 2/25/36 (l)	11,266,389	11,107,984
Series 06-2 23A1
5.991%, 3/25/36 (l)	8,988,342	8,975,245
Series 06-3 22A1
6.250%, 5/25/36 (l)	5,158,754	5,180,690
Bear Stearns Commercial Mortgage Securities,
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	19,680,000	18,653,458
Citigroup Mortgage Loan Trust, Inc.,
Series 05-2 1A4
5.122%, 5/25/35 (l)	9,245,219	8,995,548
Series 06-AR1 3A1
5.500%, 3/25/36 (l)	14,279,838	14,106,164
Credit Suisse Mortgage Capital Certificates,
Series 06-C3 A3
5.828%, 6/15/38 (l)	7,900,000	7,892,416
CS First Boston Mortgage Securities Corp.,
Series 03-CK2 A2
3.861%, 3/15/36	5,425,000	5,251,727
Series 04-C1 A4
4.750%, 1/15/37	3,280,000	3,049,917
GE Capital Commercial Mortgage Corp.,
Series 05-C3 A3FX
4.863%, 7/10/45	7,710,000	7,476,010
Greenwich Capital Commercial Funding Corp.,
Series 03-C1 A4
4.111%, 7/5/35	6,385,000	5,786,243
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	7,972,458
Series 05-GG3 A2
4.305%, 8/10/42	9,040,000	8,660,042
Indymac Index Mortgage Loan Trust,
Series 06-AR7 4A1
6.269%, 5/25/36 (l)	5,913,569	5,919,361
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 05-LDP3 A2
4.851%, 8/15/42	6,780,000	6,556,187
Series 05-LDP4 A2
4.790%, 10/15/42	5,590,000	5,388,900
Series 06-CB 14 A4
5.481%, 12/12/44 (l)	3,790,000	3,673,998
LB-UBS Commercial Mortgage Trust,
Series 04-C2 A4
4.367%, 3/15/36	2,885,000	2,620,664
Series 04-C4 A4
5.305%, 6/15/29 (l)	2,985,000	2,904,592
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,232,459
Series 05-C1 A4
4.742%, 2/15/30	5,930,000	5,491,409
Series 05-C7 A4
5.197%, 11/15/30 (l)	6,090,000	5,805,384
Merrill Lynch Mortgage Investors, Inc.,
Series 05-A8 A1C1
5.250%, 8/25/36 (l)	7,819,362	7,697,318
Series 06-A1 2A1
6.225%, 3/25/36 (l)	9,165,251	9,171,636
Merrill Lynch Mortgage Trust,
Series 05-CK1 A6
5.417%, 11/12/37 (l)	2,575,000	2,470,172
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	10,708,054
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 06-2 A4
5.910%, 6/12/46^ (l)	2,855,000	2,867,276
Morgan Stanley Capital I,
Series 05-T17 A5
4.780%, 12/13/41	9,300,000	8,626,884
Opteum Mortgage Acceptance Corp.,
Series 05-5 2A1B
5.640%, 12/25/35 (l)	8,125,000	8,016,608
Residential Funding Mortgage Security I,
Series 05-SA3 3A
5.247%, 8/25/35 (l)	7,205,247	7,075,426

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Adjustable Rate Mortgage Loan Trust,
Series 06-3 2A1
6.024%, 4/25/36 (l)		$7,637,803	$7,638,593
Washington Mutual, Inc.,
Series 05-AR2 2A22
5.543%, 1/25/45 (l)		3,317,586	3,322,850

			260,810,396

Total Asset-Backed and Mortgage-Backed Securities			315,928,638

Consumer Discretionary (1.8%)
Automobiles (0.1%)
DaimlerChrysler N.A. Holding Corp.
4.875%, 6/15/10		1,970,000	1,883,125

Household Durables (0.1%)
Fortune Brands, Inc.
2.875%, 12/1/06		2,050,000	2,025,216

Media (1.6%)
British Sky Broadcasting plc
6.875%, 2/23/09		1,450,000	1,484,519
BSKYB Finance UK plc
5.625%, 10/15/15 § (b)		3,740,000	3,541,937
Comcast Cable Communications Holdings, Inc.
6.875%, 6/15/09		3,930,000	4,043,632
9.455%, 11/15/22		3,065,000	3,808,253
Comcast Corp.
5.500%, 3/15/11^		4,290,000	4,213,278
5.300%, 1/15/14		3,365,000	3,165,913
News America, Inc.
6.550%, 3/15/33^		2,205,000	2,055,452
Time Warner Entertainment Co. LP
8.375%, 3/15/23		5,760,000	6,404,959
WPP Finance UK Corp.
5.875%, 6/15/14^		2,445,000	2,369,124

			31,087,067

Total Consumer Discretionary			34,995,408

Consumer Staples (1.5%)
Food & Staples Retailing (0.4%)
Kroger Co.
7.800%, 8/15/07		3,860,000	3,928,727
Safeway, Inc.
4.800%, 7/16/07		1,500,000	1,482,899
4.125%, 11/1/08		1,496,000	1,436,673
6.500%, 3/1/11		1,090,000	1,101,613

			7,949,912

Food Products (1.0%)
ConAgra Foods, Inc.
7.875%, 9/15/10		1,587,000	1,698,053
6.750%, 9/15/11		695,000	716,384
General Mills, Inc.
5.125%, 2/15/07		8,030,000	8,003,437
Kraft Foods, Inc.
4.125%, 11/12/09		9,040,000	8,592,384

			19,010,258

Tobacco (0.1%)
Altria Group, Inc.
7.750%, 1/15/27^		1,400,000	1,570,911

Total Consumer Staples			28,531,081

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Conoco, Inc.
6.950%, 4/15/29		3,435,000	3,737,781
Enterprise Products Operating LP
5.600%, 10/15/14		2,245,000	2,125,236
Hess Corp.
7.875%, 10/1/29		3,410,000	3,804,445
Kinder Morgan Finance Co. ULC
5.350%, 1/5/11		3,188,000	2,937,226
Valero Energy Corp.
7.500%, 4/15/32		411,000	446,226

			13,050,914

Total Energy			13,050,914

Financials (8.5%)
Capital Markets (0.4%)
Credit Suisse First Boston USA, Inc.
5.500%, 8/15/13		1,005,000	980,023
Goldman Sachs Group, Inc.
4.750%, 7/15/13		3,590,000	3,340,057
UBS Preferred Funding Trust I
8.622%, 10/29/49 (l)		3,535,000	3,867,003

			8,187,083

Commercial Banks (3.3%)
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11^		975,000	1,034,731
Barclays Bank plc
8.550%, 9/29/49 § (l)		4,180,000	4,609,294
BOI Capital Funding No 2 LP
5.571%, 12/31/49 § (l)		800,000	738,607
Huntington National Bank
4.375%, 1/15/10		3,135,000	3,009,327
Korea Development Bank
4.625%, 9/16/10		3,000,000	2,861,589
Kreditanstalt fuer Wiederaufbau
1.850%, 9/20/10^	JPY	4,533,000,000	40,492,421
Resona Bank Ltd.
5.850%, 9/29/49 § (b) (l).		$860,000	800,122
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 § (l)		1,535,000	1,431,565
Wachovia Capital Trust III
5.800%, 12/31/49 (l)		3,395,000	3,294,515
Wells Fargo & Co.
4.200%, 1/15/10		3,080,000	2,943,310
Zions Bancorp
5.500%, 11/16/15		2,390,000	2,277,766

			63,493,247

Consumer Finance (1.2%)
American General Finance Corp.
4.625%, 5/15/09		7,590,000	7,368,789
Boeing Capital Corp.
4.750%, 8/25/08		3,265,000	3,208,506
HSBC Finance Corp.
6.500%, 11/15/08		6,940,000	7,062,644
7.000%, 5/15/12		2,340,000	2,462,448
MBNA Corp.
4.625%, 9/15/08		3,695,000	3,617,641

			23,720,028

Diversified Financial Services (2.2%)
CIT Group, Inc.
7.750%, 4/2/12		8,410,000	9,116,709
General Electric Capital Corp.
4.375%, 11/21/11		3,800,000	3,569,526
6.750%, 3/15/32		2,095,000	2,236,254
JPMorgan Chase & Co.
6.750%, 2/1/11		6,910,000	7,182,185
MUFG Capital Finance 1 Ltd.
6.346%, 12/29/49 (l)		1,690,000	1,630,157

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 § (l)		$1,590,000	$1,594,913
Textron Financial Corp
4.125%, 3/3/08		5,725,000	5,577,747
UFJ Finance Aruba AEC
6.750%, 7/15/13		2,520,000	2,625,288
Washington Mutual Finance Corp.
6.875%, 5/15/11		8,730,000	9,117,961

			42,650,740

Insurance (0.6%)
Assurant, Inc.
5.625%, 2/15/14^		2,710,000	2,599,503
Liberty Mutual Group, Inc.
5.750%, 3/15/14^ §		2,795,000	2,625,257
Zurich Capital Trust I
8.376%, 6/1/37 §		6,100,000	6,448,456

			11,673,216

Real Estate Investment Trusts (REIT) (0.3%)
iStar Financial, Inc. (REIT)
5.150%, 3/1/12		2,035,000	1,934,868
ProLogis (REIT)
7.050%, 7/15/06		1,835,000	1,835,801
Simon Property Group LP (REIT)
6.375%, 11/15/07		2,575,000	2,585,717

			6,356,386

Thrifts & Mortgage Finance (0.5%)
Countrywide Home Loans, Inc.
4.250%, 12/19/07^		4,495,000	4,403,859
Washington Mutual, Inc.
4.000%, 1/15/09^		5,270,000	5,061,008

			9,464,867

Total Financials			165,545,567

Government Securities (61.2%)
Agency CMO (0.9%)
Federal Home Loan Mortgage Corp.
5.875%, 5/15/16		17,499,009	17,440,310

Foreign Governments (12.4%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 2/21/12	JPY	7,940,000,000	69,539,439
Norway Government Bond
6.000%, 5/16/11	NOK	189,115,000	32,814,489
Sweden Government Bond
5.000%, 1/28/09^	SEK	156,185,000	22,464,691
5.250%, 3/15/11		445,700,000	65,641,204
United Mexican States
8.000%, 12/24/08	MXN	236,980,000	20,952,637
9.000%, 12/20/12		99,685,000	8,922,296
10.000%, 12/5/24		224,080,000	20,747,100

			241,081,856

U.S. Government Agencies (41.2%)
Federal Home Loan Mortgage Corp.
5.000%, 4/1/21		$384,242	369,845
3.875%, 10/1/34 (l)		7,004,819	6,899,798
4.510%, 6/1/35 (l)		10,101,534	9,932,466
4.500%, 8/1/35		1,781,323	1,616,055
4.500%, 9/1/35		7,987,915	7,246,809
4.500%, 10/1/35		29,245,006	26,531,700
Federal National Mortgage Association
5.500%, 6/1/09		10,363	10,275
5.500%, 10/1/13		715,664	710,200
5.500%, 12/1/13		13,759	13,528
5.500%, 2/1/14		48,888	48,067
5.500%, 3/1/14		39,724	39,057
5.500%, 10/1/16		49,477	48,650
5.500%, 11/1/16		433,826	426,572
5.500%, 2/1/17		313,694	308,449
5.500%, 8/1/17		255,312	251,086
5.500%, 9/1/17		6,220,519	6,117,565
5.500%, 10/1/17		448,592	441,168
5.500%, 11/1/17		1,597,896	1,571,449
5.500%, 12/1/17		249,882	245,746
5.500%, 2/1/18		3,554,752	3,495,509
5.500%, 3/1/18		1,690,316	1,662,081
5.500%, 4/1/18		635,401	624,816
5.500%, 5/1/18		353,267	347,278
5.500%, 7/1/18		6,128,767	6,024,867
5.500%, 9/1/18		13,536	13,307
5.500%, 10/1/18		810,365	796,627
5.500%, 11/1/18		2,045,982	2,011,297
5.500%, 12/1/18		5,244,021	5,155,464
5.500%, 1/1/19		231,324	227,403
4.500%, 2/1/19		50,399	47,698
5.000%, 4/1/19		34,971,940	33,758,492
5.500%, 4/1/19		5,676,404	5,580,173
5.500%, 5/1/19		597,163	587,280
5.500%, 6/1/19		129,760	127,475
5.500%, 7/1/19		858,612	843,494
5.500%, 8/1/19		7,918,729	7,779,303
5.500%, 9/1/19		924,336	908,197
5.500%, 10/1/19		23,048	22,642
5.500%, 11/1/19		1,811,478	1,780,134
5.500%, 12/1/19		1,103,801	1,084,366
5.500%, 1/1/20		835,547	820,835
4.500%, 2/1/20		1,630,949	1,541,639
5.500%, 2/1/20		528,781	519,419
4.500%, 3/1/20		1,442,519	1,365,092
5.500%, 3/1/20		231,005	227,056
4.500%, 4/1/20		1,741,299	1,645,947
5.500%, 4/1/20		74,266	72,911
4.500%, 5/1/20		663,034	626,727
4.500%, 6/1/20		2,547,864	2,408,344
5.500%, 6/1/20		58,431	57,365
4.500%, 7/1/20		1,990,763	1,881,750
5.500%, 7/1/20		576,425	565,908
4.500%, 8/1/20		1,357,358	1,283,030
4.500%, 9/1/20		13,076,535	12,361,265
4.500%, 10/1/20		5,228,303	4,942,003
4.500%, 11/1/20		8,290,910	7,836,902
4.500%, 12/1/20		4,429,718	4,187,148
4.500%, 1/1/21		495,851	468,698
5.000%, 1/1/21		21,575,039	20,785,381
4.500%, 3/1/21		494,773	467,646
5.000%, 3/1/21		1,000,000	963,157
4.500%, 4/1/21		18,115,490	17,122,261
5.000%, 4/1/21		1,000,000	963,157
4.500%, 5/1/21		498,010	470,705
5.000%, 6/1/21		1,000,000	963,157
9.000%, 8/1/26		8,295	9,012
5.500%, 4/1/33		15,290,010	14,750,279
5.500%, 7/1/33		44,883,418	43,299,051
5.500%, 4/1/34		8,502,551	8,202,414
5.500%, 5/1/34		5,165,458	4,983,119
5.500%, 2/1/35^		50,593,539	48,793,458
4.747%, 6/1/35 (l)		9,996,353	9,835,049
6.500%, 1/1/36		7,824,213	7,883,001
5.815%, 3/1/36 (l)		10,877,058	10,891,889
5.000%, 7/25/36 TBA		57,380,000	53,632,397
5.500%, 7/25/36 TBA		192,820,000	185,167,360
6.000%, 7/25/36 TBA		98,310,000	96,743,135
6.500%, 7/25/36 TBA		59,515,000	59,812,575
Government National Mortgage Association
8.500%, 10/15/17		3,947	4,207

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
8.500%, 11/15/17	$14,046	$14,970
8.000%, 7/15/26	1,097	1,165
6.000%, 2/15/36	24,948	24,752
6.000%, 3/15/36	11,421,077	11,331,357
6.000%, 4/15/36	27,473,197	27,257,378

		802,890,459

U.S. Treasuries (6.7%)
U.S. Treasury Bonds
7.250%, 5/15/16^	32,385,000	37,498,300
5.375%, 2/15/31^	54,966,000	55,915,043
U.S. Treasury Notes
4.250%, 1/15/11	13,610,000	13,141,625
4.500%, 11/15/15^	16,565,000	15,778,163
5.125%, 5/15/16^	8,200,000	8,190,390

		130,523,521

Total Government Securities		1,191,936,146

Health Care (0.8%)
Health Care Providers & Services (0.7%)
WellPoint, Inc.
3.500%, 9/1/07	5,320,000	5,169,630
3.750%, 12/14/07	1,250,000	1,214,571
4.250%, 12/15/09	6,970,000	6,648,154

		13,032,355

Pharmaceuticals (0.1%)
Wyeth
5.500%, 2/1/14^	3,187,000	3,079,419

Total Health Care		16,111,774

Industrials (0.8%)
Aerospace & Defense (0.2%)
Raytheon Co.
6.750%, 8/15/07	2,782,000	2,809,019

Commercial Services & Supplies (0.2%)
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,650,021

Industrial Conglomerates (0.4%)
Hutchison Whampoa International (03/33) Ltd.
7.450%, 11/24/33 §	3,445,000	3,641,575
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,115,193
Tyco International Group S.A.
6.000%, 11/15/13	2,865,000	2,838,344

		8,595,112

Total Industrials		15,054,152

Information Technology (0.6%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.250%, 2/22/11	1,745,000	1,712,634
Motorola, Inc.
7.625%, 11/15/10^	402,000	430,493

		2,143,127

Computers & Peripherals (0.1%)
International Business Machines Corp.
4.375%, 6/1/09	1,215,000	1,177,631

Software (0.4%)
Oracle Corp.
5.250%, 1/15/16	8,035,000	7,524,858

Total Information Technology		10,845,616

Materials (0.7%)
Chemicals (0.1%)
Lubrizol Corp.
4.625%, 10/1/09	1,955,000	1,882,346

Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13	2,675,000	2,543,433

Metals & Mining (0.1%)
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,868,737

Paper & Forest Products (0.4%)
International Paper Co.
5.300%, 4/1/15	3,675,000	3,384,150
Westvaco Corp.
8.200%, 1/15/30	1,220,000	1,321,449
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,807,230

		7,512,829

Total Materials		13,807,345

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.2%)
AT&T Corp.
8.000%, 11/15/31	1,135,000	1,303,097
British Telecommunications plc
8.375%, 12/15/10	7,320,000	8,036,401
Embarq Corp.
6.738%, 6/1/13^	435,000	433,684
Sprint Capital Corp.
8.375%, 3/15/12	8,920,000	9,855,690
Telecom Italia Capital S.A.
4.000%, 11/15/08	2,195,000	2,105,639
4.000%, 1/15/10	8,010,000	7,495,566
6.375%, 11/15/33^	1,290,000	1,166,360
TELUS Corp.
7.500%, 6/1/07	6,665,000	6,762,542
Verizon Global Funding Corp.
4.900%, 9/15/15	2,565,000	2,319,017
Verizon New Jersey, Inc.
5.875%, 1/17/12	3,230,000	3,160,759

		42,638,755

Wireless Telecommunication Services (1.0%)
Cingular Wireless LLC
5.625%, 12/15/06	4,550,000	4,550,073
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	7,870,000	8,476,950
8.750%, 3/1/31^	2,350,000	2,881,156
Vodafone Group plc
5.500%, 6/15/11^	4,485,000	4,380,791

		20,288,970

Total Telecommunication Services		62,927,725

Utilities (2.4%)
Electric Utilities (2.0%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,076,038
Consumers Energy Co.
4.250%, 4/15/08	1,955,000	1,900,184
Exelon Corp.
6.750%, 5/1/11	4,175,000	4,314,466
FirstEnergy Corp.
6.450%, 11/15/11	4,850,000	4,934,981
7.375%, 11/15/31	4,670,000	5,010,214
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	1,765,000	1,750,852
Pacific Gas & Electric Co.
4.800%, 3/1/14	3,790,000	3,531,726
6.050%, 3/1/34	325,000	306,740
Progress Energy, Inc.
7.100%, 3/1/11^	3,345,000	3,489,347

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Public Service Co. of Colorado
7.875%, 10/1/12	$1,925,000	$2,127,146
SPI Electricity & Gas
Australia Holdings Pty Ltd.
6.150%, 11/15/13 §	3,950,000	3,929,144
Xcel Energy, Inc.
7.000%, 12/1/10	2,390,000	2,489,515

		38,860,353

Independent Power Producers & Energy Traders (0.0%)
Duke Energy Field Services LLC
7.875%, 8/16/10	1,340,000	1,432,222

Multi-Utilities (0.4%)
Duke Capital LLC
8.000%, 10/1/19	4,425,000	5,003,108
Nisource Finance Corp.
7.875%, 11/15/10	2,205,000	2,358,971

		7,362,079

Total Utilities		47,654,654

Total Long-Term Debt Securities (98.4%) (Cost $1,952,482,862)		1,916,389,020

SHORT-TERM INVESTMENTS:
Government Securities (22.4%)
Federal Home Loan Bank
4.95%, 7/3/06 (o)(p)	117,900,000	117,851,367
4.70%, 7/12/06 (o)(p)	80,735,000	80,608,593
Federal Home Loan Mortgage Corp.
4.88%, 7/21/06 (o)(p)	134,010,000	133,629,393
Federal National Mortgage Association
4.70%, 7/12/06 (o)(p)	1,400,000	1,397,808
5.04%, 8/14/06 (o)(p)	104,295,000	103,642,329

Total Government Securities		437,129,490

Short-Term Investments of Cash Collateral for Securities Loaned (4.8%)
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	14,000,000	14,000,000
Five Finance, Inc.
5.38%, 6/19/08 (l)	9,996,166	9,996,166
Goldman Sachs Group, Inc.
5.43%, 3/7/07 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.45%, 3/19/07 (l)	10,005,219	10,005,219
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley & Co.
5.49%, 7/2/07 (l)	10,000,000	10,000,000
Nomura Securities
5.35%, 7/3/06	1,703,984	1,703,984
Nordea Bank N.Y.
5.32%, 1/3/07 (l)	4,999,529	4,999,529
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	9,998,543	9,998,543
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	11,997,696	11,997,696
Wells Fargo & Co.
5.42%, 6/30/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		92,701,137

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06	1,068,440	1,068,440

Total Short-Term Investments (27.2%) (Cost/Amortized Cost $530,947,913)		530,899,067

Total Investments (125.6%) (Cost/Amortized Cost $2,483,430,775)		2,447,288,087
Other Assets Less Liabilities (-25.6%)		(498,734,963)

Net Assets (100%)		$1,948,553,124

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $37,644,544 or 1.93% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

CMO	—	Collateralized Mortgage Obligation

JPY	—	Japanese Yen

MXN	—	Mexican Peso

NOK	—	Norwegian Krone

SEK	—	Swedish Krona

TBA	—	Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

At June 30, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Mexican Peso, expiring 7/20/06	143,986	$12,730,158	$12,745,210	$15,052

Foreign Currency Sell Contracts
Japanese Yen, expiring 7/7/06	1,937,266	$111,875,254	$110,346,355	$1,528,899
Mexican Peso, expiring 7/20/06	751,162	65,647,560	66,490,465	(842,905)
Swedish Krona, expiring 7/25/06.	646,023	88,264,195	89,847,277	(1,583,082)
Norwegian Krone, expiring 7/28/06	207,017	33,073,583	33,327,289	(253,706)

				$(1,150,794)

				$(1,135,742)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,464,122,733
U.S. Government securities	328,240,589

$3,792,363,322

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,354,836,214
U.S. Government securities	431,647,274

$3,786,483,488

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$7,192,498
Aggregate gross unrealized depreciation.	(43,481,638)

Net unrealized depreciation	$(36,289,140)

Federal income tax cost of investments	$2,483,577,227

At June 30, 2006, the Portfolio had loaned securities with a total value of $148,870,139. This was secured by collateral of $92,701,137 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $59,033,065 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,234,907 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.5%)
Auto Components (1.2%)
LKQ Corp.*	778,100	$14,783,900

Diversified Consumer Services (2.6%)
Laureate Education, Inc.*	199,000	8,483,370
Strayer Education, Inc.	248,100	24,095,472

		32,578,842

Hotels, Restaurants & Leisure (3.4%)
Gaylord Entertainment Co.*	219,700	9,587,708
Orient-Express Hotels Ltd.	574,200	22,301,928
Station Casinos, Inc.	155,000	10,552,400

		42,442,036

Internet & Catalog Retail (2.9%)
Coldwater Creek, Inc.*	590,750	15,808,470
VistaPrint Ltd.*	755,500	20,202,070

		36,010,540

Leisure Equipment & Products (1.1%)
MarineMax, Inc.*	505,100	13,248,773

Media (0.1%)
Getty Images, Inc.*	17,900	1,136,829

Specialty Retail (3.1%)
Dick’s Sporting Goods, Inc.*	554,600	21,962,160
Hibbett Sporting Goods, Inc.*	299,800	7,165,220
Select Comfort Corp.*	452,450	10,392,777

		39,520,157

Textiles, Apparel & Luxury Goods (2.1%)
Carter’s, Inc.*	686,000	18,130,980
Under Armour, Inc., Class A*	207,500	8,843,650

		26,974,630

Total Consumer Discretionary		206,695,707

Consumer Staples (0.9%)
Food Products (0.9%)
Hain Celestial Group, Inc.*	456,300	11,754,288

Total Consumer Staples		11,754,288

Energy (11.2%)
Energy Equipment & Services (6.5%)
Cameron International Corp.*	344,060	16,435,746
CARBO Ceramics, Inc.	244,700	12,022,111
Complete Production Services, Inc.*	396,500	9,373,260
Global Industries Ltd.*	754,200	12,595,140
Grant Prideco, Inc.*	548,500	24,545,375
Superior Energy Services, Inc.*	180,600	6,122,340

		81,093,972

Oil, Gas & Consumable Fuels (4.7%)
Aventine Renewable Energy Holdings, Inc.*	302,800	11,778,920
Bill Barrett Corp.*	430,490	12,746,809
EXCO Resources, Inc.*	635,200	7,241,280
Newfield Exploration Co.*	383,000	18,744,020
Noble Energy, Inc.	138,000	6,466,680
Range Resources Corp.	26,300	715,097
VeraSun Energy Corp.*	59,900	1,571,776

		59,264,582

Total Energy		140,358,554

Financials (9.5%)
Capital Markets (5.0%)
Affiliated Managers Group, Inc.*	160,400	13,937,156
GFI Group, Inc.*	261,200	14,091,740
Lazard Ltd., Class A	494,800	19,989,920
optionsXpress Holdings, Inc.	624,300	14,552,433

		62,571,249

Commercial Banks (1.4%)
Capitol Bancorp Ltd.	62,300	2,426,585
First Republic Bank/California	131,600	6,027,280
Western Alliance Bancorp*	241,600	8,402,848

		16,856,713

Diversified Financial Services (0.7%)
Primus Guaranty Ltd.*	812,590	9,019,749

Real Estate Management & Development (1.9%)
CB Richard Ellis Group, Inc., Class A*	979,000	24,377,100

Thrifts & Mortgage Finance (0.5%)
Clayton Holdings, Inc.*	481,180	6,279,399

Total Financials		119,104,210

Health Care (16.5%)
Biotechnology (3.3%)
BioMarin Pharmaceuticals, Inc.*	284,700	4,091,139
Coley Pharmaceutical Group, Inc.*	134,500	1,553,475
Cubist Pharmaceuticals, Inc.*	468,800	11,804,384
PDL BioPharma, Inc.*	362,460	6,672,889
Senomyx, Inc.*	841,900	12,148,617
Telik, Inc.*	156,300	2,578,950
Zymogenetics, Inc.*	156,500	2,968,805

		41,818,259

Health Care Equipment & Supplies (5.4%)
ArthroCare Corp.*	387,540	16,280,555
DexCom, Inc.*	519,600	7,056,168
Kyphon, Inc.*	354,900	13,613,964
Meridian Bioscience, Inc.	528,900	13,196,055
OraSure Technologies, Inc.*	244,971	2,332,124
Resmed, Inc.*	329,600	15,474,720

		67,953,586

Health Care Providers & Services (6.5%)
Chemed Corp.	404,900	22,079,197
Psychiatric Solutions, Inc.*	831,800	23,839,388
United Surgical Partners International, Inc.*	428,565	12,886,950
WellCare Health Plans, Inc.*	465,571	22,836,257

		81,641,792

Life Sciences Tools & Services (1.3%)
Nektar Therapeutics*	289,200	5,303,928
Ventana Medical Systems, Inc.*	225,230	10,626,351

		15,930,279

Total Health Care		207,343,916

Industrials (19.5%)
Aerospace & Defense (1.5%)
Hexcel Corp.*	1,216,300	19,108,073

Air Freight & Logistics (1.1%)
UTI Worldwide, Inc.	533,200	13,452,636

Building Products (1.1%)
PGT, Inc.*	850,100	13,431,580

Commercial Services & Supplies (8.2%)
Administaff, Inc.	472,900	16,934,549
American Reprographics Co.*	557,000	20,191,250
Corporate Executive Board Co.	190,700	19,108,140
Global Cash Access, Inc.*	599,400	9,368,622
Resources Connection, Inc.*	762,000	19,065,240
Stericycle, Inc.*	271,590	17,680,509

		102,348,310

Construction & Engineering (1.2%)
Granite Construction, Inc.	341,900	15,477,813

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.2%)
Ametek, Inc.	317,400	$15,038,412

Machinery (3.7%)
Actuant Corp., Class A	39,600	1,978,020
IDEX Corp.	340,900	16,090,480
Joy Global, Inc.	541,300	28,196,317

		46,264,817

Trading Companies & Distributors (1.5%)
MSC Industrial Direct Co.	407,100	19,365,747

Total Industrials		244,487,388

Information Technology (21.9%)
Communications Equipment (2.0%)
Ciena Corp.*	3,369,900	16,209,219
Redback Networks, Inc.*	508,300	9,322,222

		25,531,441

Computers & Peripherals (1.6%)
Electronics for Imaging, Inc.*	945,240	19,736,611

Electronic Equipment & Instruments (1.8%)
Amphenol Corp., Class A	408,820	22,877,567

Internet Software & Services (1.8%)
aQuantive, Inc.*	868,500	21,999,105

IT Services (5.6%)
Alliance Data Systems Corp.*	500,100	29,415,882
Global Payments, Inc.	193,500	9,394,425
Iron Mountain, Inc.*	338,405	12,649,579
VeriFone Holdings, Inc.*	631,400	19,245,072

		70,704,958

Semiconductors & Semiconductor Equipment (7.4%)
Atheros Communications, Inc.*	355,300	6,736,488
Exar Corp.*	785,360	10,421,727
Integrated Device Technology, Inc.*	424,100	6,013,738
Intersil Corp., Class A	1,028,100	23,903,325
Lam Research Corp.*	85,900	4,004,658
Microsemi Corp.*	554,335	13,514,688
PMC-Sierra, Inc.*	2,099,200	19,732,480
Semtech Corp.*	634,200	9,164,190

		93,491,294

Software (1.7%)
Activision, Inc.*	559,677	6,369,124
Quest Software, Inc.*	1,040,090	14,602,864

		20,971,988

Total Information Technology		275,312,964

Materials (0.9%)
Metals & Mining (0.9%)
Allegheny Technologies, Inc.	169,220	11,716,793

Total Materials		11,716,793

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.9%)
NeuStar, Inc., Class A*	729,000	24,603,750

Wireless Telecommunication Services (0.4%)
SBA Communications Corp.,
Class A*	179,100	4,681,674

Total Telecommunication Services		29,285,424

Total Common Stocks (99.2%) (Cost $1,089,151,069)		1,246,059,244

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.4%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $17,076,717)	$17,076,717	17,076,717

Total Investments (100.6%) (Cost/Amortized Cost $1,106,227,786)		1,263,135,961
Other Assets Less Liabilities (-0.6%)		(7,014,387)

Net Assets (100%)		$1,256,121,574

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$520,633,982
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$513,999,448

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,032,678
Aggregate gross unrealized depreciation	(52,356,316)

Net unrealized appreciation	$155,676,362

Federal income tax cost of investments	$1,107,459,599

For the six months ended June 30, 2006, the Portfolio incurred approximately $5,560 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $42,735,192 of which $2,706,120 expires in the year 2009 and $40,029,072 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2005 are $2,706,120 of losses acquired from EQ/AXP Strategy Aggressive Portfolio as a result of a tax-free reorganization during the year ended 2002. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (42.8%)
Auto Components (1.2%)
Johnson Controls, Inc.	3,900	$320,658

Diversified Consumer Services (7.9%)
Career Education Corp.*	31,100	929,579
H&R Block, Inc.	31,375	748,608
ServiceMaster Co.	36,700	379,111

		2,057,298

Hotels, Restaurants & Leisure (6.5%)
Carnival Corp.	20,300	847,322
Yum! Brands, Inc.	16,800	844,536

		1,691,858

Household Durables (6.3%)
Black & Decker Corp.	10,300	869,938
Mohawk Industries, Inc.*	11,000	773,850

		1,643,788

Leisure Equipment & Products (1.0%)
Mattel, Inc.	15,000	247,650

Media (19.9%)
CBS Corp., Class B	30,700	830,435
Gannett Co., Inc.	14,800	827,764
Harte-Hanks, Inc.	15,100	387,164
Interpublic Group of Cos., Inc.*	58,100	485,135
McClatchy Co., Class A	10,100	405,212
Omnicom Group, Inc.	10,100	899,809
Tribune Co.	40,900	1,326,387

		5,161,906

Total Consumer Discretionary		11,123,158

Consumer Staples (2.0%)
Household Products (2.0%)
Clorox Co.	8,500	518,245

Total Consumer Staples		518,245

Financials (24.0%)
Capital Markets (13.8%)
Franklin Resources, Inc.	10,200	885,462
Janus Capital Group, Inc.	42,100	753,590
Northern Trust Corp.	22,400	1,238,720
T. Rowe Price Group, Inc.	18,600	703,266

		3,581,038

Commercial Banks (4.9%)
City National Corp./California	4,800	312,432
Popular, Inc.	24,416	468,787
TD Banknorth, Inc.	16,800	494,760

		1,275,979

Insurance (5.3%)
Ambac Financial Group, Inc.	8,300	673,130
MBIA, Inc.	11,900	696,745

		1,369,875

Total Financials		6,226,892

Health Care (8.1%)
Health Care Equipment & Supplies (3.3%)
Baxter International, Inc.	23,100	849,156

Health Care Technology (2.8%)
IMS Health, Inc.	27,400	735,690

Life Sciences Tools & Services (2.0%)
Fisher Scientific International, Inc.*	7,200	525,960

Total Health Care		2,110,806

Industrials (12.2%)
Commercial Services & Supplies (12.2%)
ARAMARK Corp., Class B	9,000	297,990
Cendant Corp.	44,100	718,389
Dun & Bradstreet Corp.*	6,100	425,048
Equifax, Inc.	16,600	570,044
Pitney Bowes, Inc.	27,800	1,148,140

Total Industrials		3,159,611

Information Technology (4.9%)
IT Services (4.9%)
Accenture Ltd., Class A	45,400	1,285,728

Total Information Technology		1,285,728

Total Common Stocks (94.0%) (Cost $25,086,213)		24,424,440

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.2%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $1,358,641)	$1,358,641	1,358,641

Total Investments (99.2%) (Cost/Amortized Cost $26,444,854)		25,783,081
Other Assets Less Liabilities (0.8%)		210,029

Net Assets (100%)		$25,993,110

*	Non-income producing.

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,932,798
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,780,989

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$447,725
Aggregate gross unrealized depreciation	(1,111,930)

Net unrealized depreciation	$(664,205)

Federal income tax cost of investments	$26,447,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (2.4%)
IMPCO Technologies, Inc.*	642,598	$6,856,521

Distributors (1.3%)
DXP Enterprises, Inc.*	115,598	3,591,630

Hotels, Restaurants & Leisure (1.8%)
Trump Entertainment Resorts, Inc.*	251,882	5,075,422

Specialty Retail (3.9%)
Dress Barn, Inc.*	234,500	5,944,575
Group 1 Automotive, Inc.	86,282	4,861,128

		10,805,703

Textiles, Apparel & Luxury Goods (1.8%)
Skechers U.S.A., Inc., Class A*	204,232	4,924,033

Total Consumer Discretionary		31,253,309

Consumer Staples (3.9%)
Food & Staples Retailing (1.7%)
Andersons, Inc.	114,800	4,776,828

Food Products (2.2%)
Wimm-Bill-Dann Foods OJSC (ADR)	159,326	6,237,613

Total Consumer Staples		11,014,441

Energy (16.2%)
Energy Equipment & Services (8.5%)
CE Franklin Ltd.*	330,320	4,786,337
Matrix Service Co.*	462,584	5,291,961
Maverick Tube Corp.*	107,852	6,815,168
NATCO Group, Inc.*	165,110	6,637,422

		23,530,888

Oil, Gas & Consumable Fuels (7.7%)
Atlas America, Inc.*	115,304	5,166,772
Crosstex Energy, Inc.	62,554	5,947,634
Giant Industries, Inc.*	80,496	5,357,009
World Fuel Services Corp.	111,774	5,106,954

		21,578,369

Total Energy		45,109,257

Financials (6.1%)
Capital Markets (1.7%)
Piper Jaffray Cos.*	80,594	4,933,159

Consumer Finance (4.4%)
Dollar Financial Corp.*	296,396	5,335,128
EZCORP, Inc., Class A*	182,072	6,862,294

		12,197,422

Total Financials		17,130,581

Industrials (40.3%)
Air Freight & Logistics (2.1%)
EGL, Inc.*	115,500	5,798,100

Building Products (3.8%)
NCI Building Systems, Inc.*	86,282	4,587,614
PW Eagle, Inc.	200,800	6,072,192

		10,659,806

Commercial Services & Supplies (9.3%)
CBIZ, Inc.*	686,600	5,087,706
Cenveo, Inc.*	317,182	5,693,417
Clean Harbors, Inc.*	151,580	6,110,190
ICT Group, Inc.*	195,016	4,783,743
Sitel Corp.*	1,120,970	4,394,202

		26,069,258

Construction & Engineering (5.9%)
EMCOR Group, Inc.*	115,000	5,597,050
Quanta Services, Inc.*	313,554	5,433,891
Sterling Construction Co., Inc.*	193,446	5,339,109

		16,370,050

Electrical Equipment (5.5%)
Encore Wire Corp.*	144,600	5,196,924
Regal-Beloit Corp.	111,284	4,913,189
Superior Essex, Inc.*	171,092	5,120,783

		15,230,896

Machinery (9.1%)
Ampco-Pittsburgh Corp.	171,582	4,915,824
Freightcar America, Inc.	80,790	4,484,653
Gardner Denver, Inc.*	143,932	5,541,382
L.B. Foster Co., Class A*	228,842	5,553,995
Valmont Industries, Inc.	105,204	4,890,934

		25,386,788

Road & Rail (4.6%)
Celadon Group, Inc.*	308,900	6,808,156
Universal Truckload Services, Inc.*	173,444	5,919,644

		12,727,800

Total Industrials		112,242,698

Information Technology (7.4%)
Electronic Equipment & Instruments (1.6%)
Plexus Corp.*	132,600	4,536,246

Internet Software & Services (2.0%)
SAVVIS, Inc.*	190,000	5,625,900

IT Services (1.9%)
SYKES Enterprises, Inc.*	325,712	5,263,506

Semiconductors & Semiconductor Equipment (1.9%)
Amkor Technology, Inc.*	538,866	5,097,672

Total Information Technology		20,523,324

Materials (7.7%)
Chemicals (1.9%)
NewMarket Corp.	108,300	5,313,198

Construction Materials (1.7%)
U.S. Concrete, Inc.*	425,988	4,707,168

Metals & Mining (4.1%)
A.M. Castle & Co.	180,300	5,814,675
Aleris International, Inc.*	120,900	5,543,265

		11,357,940

Total Materials		21,378,306

Telecommunication Services (3.5%)
Diversified Telecommunication Services (3.5%)
Broadwing Corp.*	448,172	4,638,580
XO Holdings, Inc.*	1,154,698	5,080,671

Total Telecommunication Services		9,719,251

Total Common Stocks (96.3%) (Cost $258,414,149)		268,371,167

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (6.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $16,554,177)	$16,554,177	16,554,177

Total Investments (102.3%) (Cost/Amortized Cost $274,968,326)		284,925,344
Other Assets Less Liabilities (-2.3%)		(6,287,842)

Net Assets (100%)		$278,637,502

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$404,870,932
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$314,911,947

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,295,209
Aggregate gross unrealized depreciation	(12,338,191)

Net unrealized appreciation	$9,957,018

Federal income tax cost of investments	$274,968,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.^	170,300	$2,913,833
Autoliv, Inc.	330,700	18,707,699
BorgWarner, Inc.^	137,800	8,970,780
Magna International, Inc., Class A	131,800	9,485,646

		40,077,958

Automobiles (1.0%)
DaimlerChrysler AG^	309,742	15,288,865
Toyota Motor Corp. (ADR)	175,700	18,376,463

		33,665,328

Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.	1,103,900	37,091,040

Household Durables (0.0%)
Newell Rubbermaid, Inc.	7,020	181,327

Internet & Catalog Retail (0.1%)
Liberty Media Holding Corp., Interactive Class A*	290,275	5,010,146

Leisure Equipment & Products (0.3%)
Mattel, Inc.	680,000	11,226,800

Media (4.5%)
CBS Corp., Class B	1,068,350	28,898,868
Comcast Corp., Class A*	852,300	27,904,302
Interpublic Group of Cos., Inc.*^	1,177,500	9,832,125
Liberty Media Holding Corp., Capital Series Class A*	58,055	4,863,267
Time Warner, Inc.	2,999,700	51,894,810
Viacom, Inc., Class B*	554,750	19,882,240
Walt Disney Co.	618,300	18,549,000

		161,824,612

Multiline Retail (0.3%)
Target Corp.	190,700	9,319,509

Specialty Retail (1.4%)
Gap, Inc.	257,200	4,475,280
Limited Brands, Inc.	685,700	17,547,063
Office Depot, Inc.*	693,400	26,349,200

		48,371,543

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	341,100	10,843,569

Total Consumer Discretionary		357,611,832

Consumer Staples (10.5%)
Beverages (1.1%)
Coca-Cola Co.	833,900	35,874,378
Molson Coors Brewing Co., Class B	37,200	2,525,136

		38,399,514

Food & Staples Retailing (1.3%)
Kroger Co.	1,012,600	22,135,436
Safeway, Inc.	596,400	15,506,400
SUPERVALU, Inc.	275,300	8,451,710

		46,093,546

Food Products (2.6%)
Bunge Ltd.^	132,400	6,653,100
ConAgra Foods, Inc.	1,009,600	22,322,256
Del Monte Foods Co.^	457,200	5,134,356
General Mills, Inc.	412,800	21,325,248
Kellogg Co.	468,795	22,703,742
Kraft Foods, Inc., Class A^	197,200	6,093,480
Sara Lee Corp.^	534,600	8,564,292

		92,796,474

Household Products (3.3%)
Clorox Co.	342,800	20,900,516
Colgate-Palmolive Co.	415,300	24,876,470
Kimberly-Clark Corp.	384,100	23,698,970
Procter & Gamble Co.	855,900	47,588,040

		117,063,996

Tobacco (2.2%)
Altria Group, Inc.	992,300	72,864,589
UST, Inc.^	159,600	7,212,324

		80,076,913

Total Consumer Staples		374,430,443

Energy (11.9%)
Energy Equipment & Services (1.9%)
Diamond Offshore Drilling, Inc.^	252,900	21,225,897
ENSCO International, Inc.	331,600	15,260,232
GlobalSantaFe Corp.	292,300	16,880,325
Rowan Cos., Inc.	385,000	13,702,150

		67,068,604

Oil, Gas & Consumable Fuels (10.0%)
BP plc (ADR)	240,400	16,734,244
Chevron Corp.	1,075,700	66,757,942
ConocoPhillips	799,200	52,371,576
Exxon Mobil Corp.	3,373,982	206,993,796
Occidental Petroleum Corp.	68,100	6,983,655
Total S.A. (Sponsored ADR)	133,600	8,753,472

		358,594,685

Total Energy		425,663,289

Financials (34.3%)
Capital Markets (4.0%)
Federated Investors, Inc., Class B	414,100	13,044,150
Goldman Sachs Group, Inc.	93,200	14,020,076
Lehman Brothers Holdings, Inc.	254,600	16,587,190
Mellon Financial Corp.	616,900	21,239,867
Merrill Lynch & Co., Inc.	804,300	55,947,108
Morgan Stanley	254,500	16,086,945
Waddell & Reed Financial, Inc.^	326,400	6,710,784

		143,636,120

Commercial Banks (5.6%)
BB&T Corp.	184,500	7,673,355
Comerica, Inc.	382,500	19,886,175
Huntington Bancshares, Inc./Ohio	946,800	22,325,544
KeyCorp	369,100	13,169,488
National City Corp.	826,975	29,928,225
PNC Financial Services Group, Inc.	88,900	6,238,113
Regions Financial Corp.	231,100	7,654,032
SunTrust Banks, Inc.	234,700	17,898,222
U.S. Bancorp	671,500	20,735,920
Wachovia Corp.^	590,800	31,950,464
Wells Fargo & Co.	372,500	24,987,300

		202,446,838

Diversified Financial Services (11.6%)
Bank of America Corp.	3,071,410	147,734,821
Citigroup, Inc.	3,354,366	161,814,616
JPMorgan Chase & Co.	2,516,700	105,701,400

		415,250,837

Insurance (9.5%)
ACE Ltd.	119,300	6,035,387
Allstate Corp.	365,000	19,976,450
American International Group, Inc.	1,323,900	78,176,295
Chubb Corp.	312,800	15,608,720
Genworth Financial, Inc., Class A	606,300	21,123,492

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	363,700	$30,769,020
MBIA, Inc.^	232,500	13,612,875
MetLife, Inc.	621,400	31,821,894
Old Republic International Corp.^	567,200	12,121,064
PartnerReinsurance Ltd.^	108,600	6,955,830
Prudential Financial, Inc.	242,000	18,803,400
RenaissanceReinsurance Holdings Ltd.	281,300	13,631,798
St. Paul Travelers Cos., Inc.	790,629	35,246,241
Torchmark Corp.^	80,200	4,869,744
UnumProvident Corp.^	784,800	14,228,424
XL Capital Ltd., Class A	257,500	15,784,750

		338,765,384

Thrifts & Mortgage Finance (3.6%)
Astoria Financial Corp.^	268,350	8,171,257
Fannie Mae	937,550	45,096,155
Freddie Mac	697,600	39,770,176
MGIC Investment Corp.^	101,000	6,565,000
Washington Mutual, Inc.	612,600	27,922,308

		127,524,896

Total Financials		1,227,624,075

Health Care (5.8%)
Health Care Providers & Services (0.4%)
AmerisourceBergen Corp.^	223,800	9,381,696
Tenet Healthcare Corp.*^	623,400	4,351,332

		13,733,028

Pharmaceuticals (5.4%)
Eli Lilly & Co.	367,200	20,295,144
Merck & Co., Inc.	1,517,300	55,275,239
Pfizer, Inc.	5,043,700	118,375,639

		193,946,022

Total Health Care		207,679,050

Industrials (7.5%)
Aerospace & Defense (1.8%)
Boeing Co.	260,800	21,362,128
Goodrich Corp.	183,600	7,397,244
Lockheed Martin Corp.	67,700	4,856,798
Northrop Grumman Corp.	465,400	29,813,524

		63,429,694

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	95,100	8,836,692

Industrial Conglomerates (2.6%)
General Electric Co.	2,333,500	76,912,160
Textron, Inc.	181,000	16,684,580

		93,596,740

Machinery (1.5%)
Crane Co.^	176,600	7,346,560
Eaton Corp.	303,800	22,906,520
Ingersoll-Rand Co., Ltd., Class A	174,400	7,460,832
SPX Corp.^.	278,900	15,604,455

		53,318,367

Road & Rail (1.4%)
CSX Corp.	320,700	22,590,108
Norfolk Southern Corp.	528,100	28,105,482

		50,695,590

Total Industrials		269,877,083

Information Technology (5.8%)
Communications Equipment (1.1%)
ADC Telecommunications, Inc.*^	449,871	7,584,825
Cisco Systems, Inc.*	237,500	4,638,375
Nokia Oyj (ADR)	951,600	19,279,416
Tellabs, Inc.*	761,100	10,130,241

		41,632,857

Computers & Peripherals (2.1%)
EMC Corp./Massachusetts*	411,900	4,518,543
Hewlett-Packard Co.	1,649,401	52,253,024
International Business Machines Corp.	223,900	17,199,998

		73,971,565

Electronic Equipment & Instruments (1.3%)
Arrow Electronics, Inc.*	244,900	7,885,780
Celestica, Inc.*^	533,000	5,084,820
Flextronics International Ltd.*^	948,500	10,073,070
Sanmina-SCI Corp.*	1,589,400	7,311,240
Solectron Corp.*	2,763,600	9,451,512
Tech Data Corp.*^	179,700	6,884,307

		46,690,729

IT Services (0.6%)
Electronic Data Systems Corp.	848,800	20,422,128

Semiconductors & Semiconductor Equipment (0.3%)
Agere Systems, Inc.*^	698,800	10,272,360

Software (0.4%)
Microsoft Corp.	580,000	13,514,000

Total Information Technology		206,503,639

Materials (2.1%)
Chemicals (1.3%)
Arkema (ADR)*	4,730	184,526
DuPont (E.I.) de Nemours & Co.	83,700	3,481,920
Eastman Chemical Co.^	62,700	3,385,800
Hercules, Inc.*^	107,300	1,637,398
Lubrizol Corp.^	264,800	10,552,280
PPG Industries, Inc.	407,800	26,914,800

		46,156,724

Containers & Packaging (0.8%)
Crown Holdings, Inc.*^	502,800	7,828,596
Owens-Illinois, Inc.*^	714,900	11,981,724
Smurfit-Stone Container Corp.*^	719,500	7,871,330

		27,681,650

Total Materials		73,838,374

Telecommunication Services (7.1%)
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	2,952,542	82,346,396
BellSouth Corp.	718,900	26,024,180
Embarq Corp.*	94,612	3,878,146
Verizon Communications, Inc.	2,172,436	72,754,882

		185,003,604

Wireless Telecommunication Services (1.9%)
American Tower Corp., Class A*	225,000	7,002,000
Crown Castle International Corp.*^	699,800	24,171,092
Sprint Nextel Corp.	1,892,250	37,826,077

		68,999,169

Total Telecommunication Services		254,002,773

Utilities (3.0%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	251,000	8,596,750
Entergy Corp.	305,964	21,646,953
Northeast Utilities^	551,500	11,399,505
Pinnacle West Capital Corp.^	445,100	17,763,941

		59,407,149

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	138,900	7,572,828

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.1%)
Dominion Resources, Inc.	456,250	$34,122,938
Wisconsin Energy Corp.^	45,400	1,829,620
Xcel Energy, Inc.^	184,200	3,532,956

		39,485,514

Total Utilities		106,465,491

Total Common Stocks (98.0%) (Cost $3,127,581,060)		3,503,696,049

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.9%)
Bank of America Corp.
5.31%, 8/10/06 (l)	$18,500,000	18,500,000
Beta Finance, Inc.
5.38%, 3/10/08 (l)	9,996,661	9,996,661
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
5.43%, 3/7/07	5,000,000	5,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	5,997,366	5,997,366
5.38%, 6/10/08 (l)	9,995,000	9,995,000
Merrill Lynch & Co., Inc.
5.14%, 10/19/06 (l)	5,500,000	5,500,000
Metropolitan Life Insurance Co.
5.39%, 12/15/06 (l)	12,000,000	12,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley & Co.
5.49%, 7/2/07 (l)	17,500,000	17,500,000
Natexis Banques Populaires N.Y.
5.22%, 2/16/07 (l)	9,997,898	9,997,898
Nomura Securities
5.35%, 7/3/06	42,634,372	42,634,372
US Bank N.A.
5.10%, 10/2/06 (l)	2,997,689	2,997,689
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,616	1,999,616
Wells Fargo & Co.
5.42%, 6/30/08 (l)	7,500,000	7,500,000
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	11,500,000	11,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		176,118,602

Time Deposit (1.2%)
JPMorgan Chase Nassau
4.58%, 7/3/06	42,933,131	42,933,131

Total Short-Term Investments (6.1%) (Amortized Cost $219,051,733)		219,051,733

Total Investments (104.1%) (Cost/Amortized Cost $3,346,632,793)		3,722,747,782
Other Assets Less Liabilities (-4.1%)		(147,576,205)

Net Assets (100%)		$3,575,171,577

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$525,538,867
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$562,851,972

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$490,759,282
Aggregate gross unrealized depreciation	(114,881,080)

Net unrealized appreciation	$375,878,202

Federal income tax cost of investments	$3,346,869,580

At June 30, 2006, the Portfolio had loaned securities with a total value of $174,387,053. This was secured by collateral of $176,118,602 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Automobiles (1.1%)
DaimlerChrysler AG	89,600	$4,422,656

Hotels, Restaurants & Leisure (2.5%)
Harrah’s Entertainment, Inc.	74,900	5,331,382
McDonald’s Corp.	138,900	4,667,040

		9,998,422

Household Durables (4.2%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y. Shares)	125,500	3,908,070
Leggett & Platt, Inc.	141,200	3,527,176
Stanley Works	67,100	3,168,462
Whirlpool Corp.	70,500	5,826,825

		16,430,533

Media (0.2%)
Grupo Televisa S.A. (ADR)	31,800	614,058

Specialty Retail (2.3%)
Limited Brands, Inc.	134,500	3,441,855
Sherwin-Williams Co.	119,400	5,669,112

		9,110,967

Total Consumer Discretionary		40,576,636

Consumer Staples (3.7%)
Beverages (1.5%)
Molson Coors Brewing Co., Class B	84,900	5,763,012

Food Products (1.2%)
Kellogg Co.	76,700	3,714,581
Sara Lee Corp.	64,300	1,030,086

		4,744,667

Household Products (1.0%)
Colgate-Palmolive Co.	44,100	2,641,590
Procter & Gamble Co.	27,400	1,523,440

		4,165,030

Total Consumer Staples		14,672,709

Energy (12.0%)
Oil, Gas & Consumable Fuels (12.0%)
BP plc (ADR)	34,200	2,380,662
Chevron Corp.	85,583	5,311,281
ConocoPhillips	91,600	6,002,548
Exxon Mobil Corp.	79,200	4,858,920
Kinder Morgan, Inc.	58,500	5,843,565
Marathon Oil Corp.	85,000	7,080,500
Occidental Petroleum Corp.	76,300	7,824,565
PetroChina Co., Ltd. (ADR)	40,900	4,415,973
Plains All American Pipeline LP	48,200	2,104,894
TransCanada Corp.	59,300	1,700,724

Total Energy		47,523,632

Financials (29.3%)
Capital Markets (2.2%)
Credit Suisse Group (ADR)	45,600	2,553,144
Morgan Stanley	98,100	6,200,901

		8,754,045

Commercial Banks (3.3%)
Banco Santander Central Hispano S.A. (ADR)	239,400	3,500,028
KeyCorp	74,200	2,647,456
PNC Financial Services Group, Inc.	48,200	3,382,194
SunTrust Banks, Inc.	44,700	3,408,822

		12,938,500

Diversified Financial Services (4.6%)
Bank of America Corp.	47,200	2,270,320
Citigroup, Inc.	88,350	4,262,004
ING Groep N.V. (ADR)	149,500	5,878,340
JPMorgan Chase & Co.	134,100	5,632,200

		18,042,864

Insurance (10.1%)
Aegon N.V. (ARS) N.Y. Shares	342,180	5,841,013
Chubb Corp.	146,400	7,305,360
Commerce Group, Inc.	160,000	4,726,400
Lincoln National Corp.	122,500	6,913,900
Manulife Financial Corp.	61,600	1,957,032
Nationwide Financial Services, Inc.	159,120	7,014,009
St. Paul Travelers Cos., Inc.	36,900	1,645,002
Sun Life Financial, Inc.	114,700	4,579,971

		39,982,687

Real Estate Investment Trusts (REIT) (6.8%)
CBL & Associates Properties, Inc. (REIT).	98,300	3,826,819
First Industrial Realty Trust, Inc. (REIT)	82,300	3,122,462
General Growth Properties, Inc. (REIT)	65,300	2,942,418
Host Hotels & Resorts, Inc. (REIT)	276,200	6,040,494
Simon Property Group, Inc. (REIT)	53,700	4,453,878
Trizec Properties, Inc. (REIT)	232,550	6,660,232

		27,046,303

Thrifts & Mortgage Finance (2.3%)
IndyMac Bancorp, Inc.	128,600	5,896,310
Washington Mutual, Inc.	72,400	3,299,992

		9,196,302

Total Financials		115,960,701

Health Care (5.4%)
Pharmaceuticals (5.4%)
Biovail Corp.	204,700	4,792,027
Johnson & Johnson	2,600	155,792
Merck & Co., Inc.	57,300	2,087,439
Pfizer, Inc.	203,700	4,780,839
Sanofi-Aventis (ADR)	79,100	3,852,170
Wyeth	124,400	5,524,604

Total Health Care		21,192,871

Industrials (16.5%)
Aerospace & Defense (5.6%)
Goodrich Corp.	98,400	3,964,536
Honeywell International, Inc.	129,900	5,234,970
Northrop Grumman Corp.	92,400	5,919,144
Raytheon Co.	162,200	7,229,254

		22,347,904

Air Freight & Logistics (0.7%)
Pacer International, Inc.	84,900	2,766,042

Commercial Services & Supplies (3.0%)
R.R. Donnelley & Sons Co.	78,200	2,498,490
Steelcase, Inc., Class A	239,100	3,933,195
Waste Management, Inc.	154,600	5,547,048

		11,978,733

Electrical Equipment (1.4%)
Emerson Electric Co.	65,300	5,472,793

Industrial Conglomerates (0.5%)
General Electric Co.	58,900	1,941,344

Machinery (2.9%)
Caterpillar, Inc.	63,800	4,751,824
SPX Corp.	120,800	6,758,760
Timken Co.	1,100	36,861

		11,547,445

Road & Rail (0.9%)
Laidlaw International, Inc.	76,912	1,938,182

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Union Pacific Corp.	17,200	$1,598,912

		3,537,094

Trading Companies & Distributors (1.5%)
GATX Corp.	135,500	5,758,750

Total Industrials		65,350,105

Information Technology (5.6%)
Communications Equipment (1.2%)
Nokia Oyj (ADR)	241,200	4,886,712

Electronic Equipment & Instruments (1.4%)
AU Optronics Corp. (ADR)	395,500	5,631,920

Semiconductors & Semiconductor Equipment (3.0%)
Microchip Technology, Inc.	181,700	6,096,035
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	617,694	5,670,431

		11,766,466

Total Information Technology		22,285,098

Materials (4.8%)
Chemicals (2.0%)
BASF AG (ADR)	55,600	4,464,124
Rohm & Haas Co.	74,200	3,718,904

		8,183,028

Construction Materials (0.2%)
Cemex S.A. de C.V. (ADR)*	11,900	677,957

Containers & Packaging (1.4%)
Bemis Co.	115,300	3,530,486
Sonoco Products Co.	61,900	1,959,135

		5,489,621

Metals & Mining (0.3%)
Southern Copper Corp.	13,100	1,167,603

Paper & Forest Products (0.9%)
Louisiana-Pacific Corp.	167,100	3,659,490

Total Materials		19,177,699

Telecommunication Services (3.8%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	171,600	4,785,924
BellSouth Corp.	115,800	4,191,960
Telefonos de Mexico S.A. de C.V., Class L (ADR)	10,400	216,632
Verizon Communications, Inc.	118,850	3,980,287

		13,174,803

Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	91,200	1,823,088

Total Telecommunication Services		14,997,891

Utilities (2.8%)
Multi-Utilities (2.8%)
Duke Energy Corp.	136,600	4,011,942
MDU Resources Group, Inc.	127,300	4,660,453
TECO Energy, Inc.	154,200	2,303,748

Total Utilities		10,976,143

Total Common Stocks (94.2%) (Cost $345,707,446)		372,713,485

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $19,856,108)	$19,856,108	19,856,108

Total Investments (99.2%) (Cost/Amortized Cost $365,563,554)		392,569,593
Other Assets Less Liabilities (0.8%)		3,031,601

Net Assets (100%)		$395,601,194

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

ARS — American Registered Share

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$163,887,694
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$157,003,327

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,844,878
Aggregate gross unrealized depreciation	(5,058,255)

Net unrealized appreciation	$26,786,623

Federal income tax cost of investments	$365,782,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Hotels, Restaurants & Leisure (3.0%)
Darden Restaurants, Inc.	16,100	$634,340
Starbucks Corp.*	41,600	1,570,816

		2,205,156

Household Durables (1.4%)
Garmin Ltd.	9,800	1,033,312

Media (0.3%)
Walt Disney Co.	5,990	179,700

Multiline Retail (1.6%)
Nordstrom, Inc.	31,900	1,164,350

Specialty Retail (8.1%)
Best Buy Co., Inc.	14,900	817,116
CarMax, Inc.*	1,900	67,374
Home Depot, Inc.	38,100	1,363,599
Lowe’s Cos., Inc.	24,700	1,498,549
Office Depot, Inc.*	22,300	847,400
Staples, Inc.	47,000	1,143,040
Tiffany & Co.	3,500	115,570

		5,852,648

Total Consumer Discretionary		10,435,166

Consumer Staples (0.2%)
Beverages (0.2%)
PepsiCo, Inc.	2,010	120,680

Total Consumer Staples		120,680

Energy (9.4%)
Energy Equipment & Services (1.9%)
Tenaris S.A. (ADR)	33,000	1,336,170
Weatherford International Ltd.*	1,580	78,400

		1,414,570

Oil, Gas & Consumable Fuels (7.5%)
Anadarko Petroleum Corp.	900	42,921
Chesapeake Energy Corp.	20,000	605,000
EnCana Corp.	13,200	694,848
EOG Resources, Inc.	19,200	1,331,328
Helix Energy Solutions Group, Inc.*	32,400	1,307,664
Hugoton Royalty Trust	1,799	53,430
Noble Energy, Inc.	1,040	48,734
XTO Energy, Inc.	30,183	1,336,202

		5,420,127

Total Energy		6,834,697

Financials (23.0%)
Capital Markets (8.9%)
Charles Schwab Corp.	63,200	1,009,936
E*Trade Financial Corp.*	32,300	737,086
Franklin Resources, Inc.	14,800	1,284,788
Goldman Sachs Group, Inc.	12,300	1,850,289
Mellon Financial Corp.	2,300	79,189
Merrill Lynch & Co., Inc.	2,070	143,989
State Street Corp.	23,600	1,370,924

		6,476,201

Commercial Banks (1.4%)
Kookmin Bank (ADR)	2,030	168,612
U.S. Bancorp	27,000	833,760

		1,002,372

Diversified Financial Services (3.2%)
Chicago Mercantile Exchange Holdings, Inc.	3,100	1,522,565
Moody’s Corp.	15,200	827,792

		2,350,357

Insurance (7.3%)
Aflac, Inc.	3,950	183,083
Chubb Corp.	16,000	798,400
Hartford Financial Services Group, Inc.	17,500	1,480,500
Prudential Financial, Inc.	8,500	660,450
St. Paul Travelers Cos., Inc.	30,300	1,350,774
W.R. Berkley Corp.	22,050	752,566
XL Capital Ltd., Class A	1,020	62,526

		5,288,299

Real Estate Management & Development (1.2%)
Brookfield Asset Management, Inc., Class A	20,400	828,648

Thrifts & Mortgage Finance (1.0%)
Washington Mutual, Inc.	15,800	720,164

Total Financials		16,666,041

Health Care (11.4%)
Biotechnology (3.9%)
Amgen, Inc.*	20,200	1,317,646
Gilead Sciences, Inc.*	26,000	1,538,160

		2,855,806

Health Care Equipment & Supplies (0.3%)
Medtronic, Inc.	4,950	232,254

Health Care Providers & Services (2.9%)
CIGNA Corp.	11,400	1,123,014
Express Scripts, Inc.*	13,500	968,490

		2,091,504

Life Sciences Tools & Services (0.1%)
Invitrogen Corp.*	560	36,999

Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	61,700	1,595,562
Johnson & Johnson	11,300	677,096
Pfizer, Inc.	6,650	156,076
Teva Pharmaceutical Industries Ltd. (ADR)	19,900	628,641

		3,057,375

Total Health Care		8,273,938

Industrials (8.5%)
Air Freight & Logistics (4.3%)
CH Robinson Worldwide, Inc.	13,000	692,900
Expeditors International of Washington, Inc.	15,000	840,150
FedEx Corp.	13,600	1,589,296

		3,122,346

Machinery (3.2%)
Danaher Corp.	9,900	636,768
Dover Corp.	16,700	825,481
Illinois Tool Works, Inc.	15,800	750,500
Ingersoll-Rand Co., Ltd., Class A.	2,540	108,661

		2,321,410

Trading Companies & Distributors (1.0%)
Fastenal Co.	19,000	765,510

Total Industrials		6,209,266

Information Technology (30.0%)
Communications Equipment (5.4%)
Avocent Corp.*	1,000	26,250
Cisco Systems, Inc.*	64,185	1,253,533
Motorola, Inc.	61,400	1,237,210
QUALCOMM, Inc.	35,000	1,402,450

		3,919,443

Computers & Peripherals (4.9%)
Apple Computer, Inc.*	11,700	668,304

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Hewlett-Packard Co.	46,900	$1,485,792
NCR Corp.*	21,700	795,088
SanDisk Corp.*	12,200	621,956

		3,571,140

Electronic Equipment & Instruments (2.3%)
Agilent Technologies, Inc.*	30,000	946,800
Molex, Inc.	21,100	708,327

		1,655,127

IT Services (5.2%)
Affiliated Computer Services, Inc., Class A*	17,600	908,336
CheckFree Corp.*	14,700	728,532
Cognizant Technology Solutions Corp., Class A*	11,200	754,544
Infosys Technologies Ltd. (ADR)	8,000	611,280
Paychex, Inc.	20,100	783,498

		3,786,190

Office Electronics (1.1%)
Canon, Inc. (ADR)	1,430	104,776
Xerox Corp.*	50,800	706,628

		811,404

Semiconductors & Semiconductor Equipment (8.2%)
Advanced Micro Devices, Inc.*	43,900	1,072,038
Broadcom Corp., Class A*	16,900	507,845
Intersil Corp., Class A	26,100	606,825
Marvell Technology Group Ltd.*	26,300	1,165,879
NVIDIA Corp.*	55,200	1,175,208
Texas Instruments, Inc.	46,600	1,411,514

		5,939,309

Software (2.9%)
Amdocs Ltd.*	31,600	1,156,560
BMC Software, Inc.*	34,700	829,330
Microsoft Corp.	3,490	81,317

		2,067,207

Total Information Technology		21,749,820

Telecommunication Services (3.4%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	40,000	1,115,600
BellSouth Corp.	36,800	1,332,160

		2,447,760

Total Telecommunication Services		2,447,760

Total Common Stocks (100.3%) (Cost $66,622,152)		72,737,368

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
4.58%, 7/3/06 (Amortized Cost $108,946)	$108,946	108,946

Total Investments (100.5%) (Cost/Amortized Cost $66,731,098)		72,846,314
Other Assets Less Liabilities (-0.5%)		(340,618)

Net Assets (100%)		72,505,696

*	Non-income producing.

Glossary:

ADR	—	American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,721,288
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,297,658

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,977,388
Aggregate gross unrealized depreciation	(2,911,476)

Net unrealized appreciation	$6,065,912

Federal income tax cost of investments	$66,780,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.4%)
Hotels, Restaurants & Leisure (3.9%)
Carnival Corp.	16,800	$701,232
Cheesecake Factory, Inc.*	19,200	517,440
Las Vegas Sands Corp.*	146,400	11,398,704
Starwood Hotels & Resorts Worldwide, Inc.	15,600	941,304

		13,558,680

Household Durables (0.2%)
Leggett & Platt, Inc.	22,800	569,544

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*^	69,200	2,676,656
IAC/InterActiveCorp*	58,700	1,554,963

		4,231,619

Media (5.1%)
Cablevision Systems Corp. - New York Group, Class A	126,600	2,715,570
Getty Images, Inc.*^	67,600	4,293,276
Omnicom Group, Inc.	20,200	1,799,618
Time Warner, Inc.	213,400	3,691,820
Viacom, Inc., Class B*	52,650	1,886,976
Walt Disney Co.	85,600	2,568,000
XM Satellite Radio Holdings, Inc., Class A*	54,500	798,425

		17,753,685

Multiline Retail (1.9%)
Dollar Tree Stores, Inc.*^	102,900	2,726,850
Target Corp.	77,800	3,802,086

		6,528,936

Specialty Retail (3.1%)
Home Depot, Inc.	35,300	1,263,387
Lowe’s Cos., Inc.	122,500	7,432,075
Williams-Sonoma, Inc.^	62,900	2,141,745

		10,837,207

Total Consumer Discretionary		53,479,671

Consumer Staples (4.5%)
Beverages (3.0%)
Coca-Cola Co.	27,900	1,200,258
PepsiCo, Inc.	154,600	9,282,184

		10,482,442

Food & Staples Retailing (0.9%)
Sysco Corp.	102,100	3,120,176

Personal Products (0.6%)
Avon Products, Inc.	66,600	2,064,600

Total Consumer Staples		15,667,218

Energy (5.1%)
Energy Equipment & Services (4.8%)
Baker Hughes, Inc.	39,700	3,249,445
Schlumberger Ltd.	115,200	7,500,672
Weatherford International Ltd.*	119,900	5,949,438

		16,699,555

Oil, Gas & Consumable Fuels (0.3%)
Plains Exploration & Production Co.*	23,200	940,528

Total Energy		17,640,083

Financials (6.7%)
Commercial Banks (0.9%)
Wachovia Corp.	22,500	1,216,800
Wells Fargo & Co.	27,000	1,811,160

		3,027,960

Consumer Finance (2.5%)
AmeriCredit Corp.*	26,100	728,712
Capital One Financial Corp.	9,600	820,320
SLM Corp.	136,400	7,218,288

		8,767,320

Diversified Financial Services (0.4%)
JPMorgan Chase & Co.	28,000	1,176,000

Insurance (1.2%)
American International Group, Inc.	69,400	4,098,070

Thrifts & Mortgage Finance (1.7%)
Fannie Mae	53,800	2,587,780
Freddie Mac	32,400	1,847,124
Washington Mutual, Inc.	34,100	1,554,278

		5,989,182

Total Financials		23,058,532

Health Care (20.2%)
Biotechnology (4.5%)
Amgen, Inc.*	5,300	345,719
Amylin Pharmaceuticals, Inc.*^	33,500	1,653,895
ImClone Systems, Inc.*^	225,100	8,697,864
Millennium Pharmaceuticals, Inc.*	429,300	4,280,121
PDL BioPharma, Inc.*^	31,100	572,551

		15,550,150

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	85,900	3,157,684
Medtronic, Inc.	79,500	3,730,140

		6,887,824

Health Care Providers & Services (3.4%)
DaVita, Inc.*	41,500	2,062,550
Lincare Holdings, Inc.*	34,600	1,309,264
McKesson Corp.	21,000	992,880
Medco Health Solutions, Inc.*	47,900	2,743,712
UnitedHealth Group, Inc.	45,000	2,015,100
WellPoint, Inc.*	35,400	2,576,058

		11,699,564

Life Sciences Tools & Services (0.2%)
Thermo Electron Corp.*^	24,000	869,760

Pharmaceuticals (10.1%)
Allergan, Inc.	27,000	2,896,020
AstraZeneca plc (ADR)	148,900	8,907,198
Eli Lilly & Co.	12,800	707,456
Endo Pharmaceuticals Holdings, Inc.*	55,900	1,843,582
Forest Laboratories, Inc.*	226,300	8,755,547
Pfizer, Inc.	22,100	518,687
Sepracor, Inc.*^	90,600	5,176,884
Teva Pharmaceutical Industries Ltd. (ADR)	195,184	6,165,863

		34,971,237

Total Health Care		69,978,535

Industrials (10.1%)
Aerospace & Defense (0.8%)
United Technologies Corp.	43,800	2,777,796

Air Freight & Logistics (1.2%)
United Parcel Service, Inc., Class B	49,700	4,091,801

Building Products (0.7%)
American Standard Cos., Inc.	60,400	2,613,508

Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc.*	14,700	627,102

Construction & Engineering (1.7%)
Fluor Corp.	61,900	5,752,367

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	7,500	696,900

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (1.9%)
General Electric Co.	200,500	$6,608,480

Machinery (3.4%)
Danaher Corp.^	91,000	5,853,120
Illinois Tool Works, Inc.	125,500	5,961,250

		11,814,370

Total Industrials		34,982,324

Information Technology (34.6%)
Communications Equipment (5.1%)
Cisco Systems, Inc.*	587,500	11,473,875
Corning, Inc.*	86,500	2,092,435
Juniper Networks, Inc.*	77,800	1,244,022
QUALCOMM, Inc.	68,700	2,752,809

		17,563,141

Computers & Peripherals (2.6%)
Dell, Inc.*	65,800	1,606,178
SanDisk Corp.*	114,900	5,857,602
Sun Microsystems, Inc.*	372,800	1,547,120

		9,010,900

Electronic Equipment & Instruments (1.4%)
Agilent Technologies, Inc.*	21,023	663,486
Flextronics International Ltd.*	310,800	3,300,696
Jabil Circuit, Inc.	30,000	768,000

		4,732,182

Internet Software & Services (7.8%)
eBay, Inc.*	102,700	3,008,083
Google, Inc., Class A*	42,800	17,947,324
Yahoo!, Inc.*	187,100	6,174,300

		27,129,707

IT Services (2.0%)
Accenture Ltd., Class A	33,700	954,384
Affiliated Computer Services, Inc., Class A*^	71,600	3,695,276
Automatic Data Processing, Inc.	31,400	1,423,990
Paychex, Inc.	22,100	861,458

		6,935,108

Semiconductors & Semiconductor Equipment (12.2%)
Altera Corp.*	416,500	7,309,575
Applied Materials, Inc.	251,700	4,097,676
ATI Technologies, Inc.*^	277,400	4,050,040
Cymer, Inc.*^	6,500	301,990
Freescale Semiconductor, Inc., Class A*	77,100	2,235,900
Intel Corp.	319,000	6,045,050
International Rectifier Corp.*^	80,800	3,157,664
KLA-Tencor Corp.	132,300	5,499,711
Linear Technology Corp.	76,900	2,575,381
Maxim Integrated Products, Inc.	35,200	1,130,272
PMC-Sierra, Inc.*	54,400	511,360
Silicon Laboratories, Inc.*	33,800	1,188,070
Teradyne, Inc.*	34,200	476,406
Xilinx, Inc.	160,000	3,624,000

		42,203,095

Software (3.5%)
Microsoft Corp.	288,900	6,731,370
NAVTEQ Corp.*^	28,400	1,268,912
SAP AG (Sponsored ADR)^	80,400	4,222,608

		12,222,890

Total Information Technology		119,797,023

Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
Sprint Nextel Corp.	190,300	3,804,097

Total Telecommunication Services		3,804,097

Utilities (0.5%)
Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	88,100	1,625,445

Total Utilities		1,625,445

Total Common Stocks (98.2%) (Cost $318,705,062)		340,032,928

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.3%)
CC USA, Inc.
5.36%, 8/3/06 (l)	$4,000,200	4,000,200
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	1,000,000	1,000,000
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	1,000,000	1,000,000
Nomura Securities
5.35%, 7/3/06	27,910,811	27,910,811
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,616	1,999,616

Total Short-Term Investments of Cash Collateral for Securities Loaned		35,910,627

Time Deposit (2.2%)
JPMorgan Chase Nassau
4.58%, 7/3/06	7,522,357	7,522,357

Total Short-Term Investments (12.5%) (Amortized Cost $43,432,984)		43,432,984

Total Investments (110.7%) (Cost/Amortized Cost $362,138,046)		383,465,912
Other Assets Less Liabilities (-10.7%)		(37,099,918)

Net Assets (100%)		$346,365,994

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR	—	American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$93,904,384
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$44,402,320

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,753,369
Aggregate gross unrealized depreciation	(14,491,815)

Net unrealized appreciation	$20,261,554

Federal income tax cost of investments	$363,204,358

At June 30, 2006, the Portfolio had loaned securities with a total value of $35,587,444. This was secured by collateral of $35,910,627 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $105,420,282 of which $52,271,834 expires in the year 2009, $36,146,108 expires in the year 2010 and $17,002,340 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.6%)
Amcor Ltd.	348,000	$1,727,091
Brambles Industries Ltd.^	260,620	2,129,904
Foster’s Group Ltd.	513,000	2,084,799
Insurance Australia Group Ltd.^	975,591	3,877,762
Macquarie Bank Ltd.	88,085	4,515,550
Promina Group Ltd.	365,600	1,526,519
QBE Insurance Group Ltd.	177,558	2,704,293
Rinker Group Ltd.	526,252	6,408,144
Telstra Corp. Ltd.	256,345	700,862
Westpac Banking Corp.	85,000	1,470,149
Woolworths Ltd.	359,469	5,381,410

		32,526,483

Austria (0.2%)
Raiffeisen International Bank Holding AG	25,100	2,179,190
Telekom Austria AG	31,194	694,419

		2,873,609

Belgium (0.3%)
Fortis	33,500	1,142,404
UCB S.A.^	51,800	2,801,701

		3,944,105

Canada (6.0%)
Abitibi-Consolidated, Inc.^	243,500	659,055
Alcan, Inc.	336,400	15,817,243
Barrick Gold Corp.	286,000	8,465,600
Cameco Corp.^	288,800	11,548,364
Canadian Imperial Bank of Commerce	29,300	1,968,351
Canadian Natural Resources Ltd.	213,200	11,832,303
Inco Ltd.	74,200	4,889,780
Manulife Financial Corp.^	52,200	1,660,205
Methanex Corp.^	88,300	1,868,266
National Bank of Canada^	19,200	984,084
Potash Corp. of Saskatchewan, Inc.	81,400	6,997,428
Suncor Energy, Inc.	62,500	5,077,106
TELUS Corp.	27,700	1,146,508
TELUS Corp. (Non-Voting)	23,300	943,859
Toronto-Dominion Bank Ltd.^	36,300	1,850,089

		75,708,241

Denmark (0.3%)
Novo-Nordisk A/S, Class B	52,700	3,355,997

Finland (1.6%)
Neste Oil Oyj	56,900	2,003,678
Nokia Oyj	512,700	10,462,799
Nokia Oyj (ADR)	124,800	2,528,448
UPM-Kymmene Oyj	246,600	5,313,059

		20,307,984

France (10.9%)
Accor S.A.^	65,500	3,985,738
Air Liquide^	14,437	2,811,438
BNP Paribas^	178,460	17,079,863
Bouygues^ (b)	274,430	14,106,177
Carrefour S.A.^	24,800	1,453,610
Cie Generale d’Optique Essilor International S.A.	26,100	2,626,437
Compagnie Generale des Etablissements Michelin, Class B (Registered)^	38,600	2,319,727
Dassault Systemes S.A.^	51,700	2,769,850
Groupe Danone	25,000	3,175,847
L’Oreal S.A.^	92,300	8,715,732
Lafarge S.A.^	54,600	6,852,273
PagesJaunes Groupe S.A.	66,393	2,084,133
Renault S.A.^	59,600	6,401,433
Safran S.A.^	82,300	1,791,064
Sanofi-Aventis^	299,100	29,180,494
Schneider Electric S.A.^	114,800	11,963,305
Societe Generale	26,200	3,852,572
Thales S.A.^	53,600	2,093,078
Total S.A.	103,100	6,782,593
Veolia Environnement^	76,813	3,968,947
Vivendi S.A.	110,000	3,853,851

		137,868,162

Germany (5.3%)
Allianz AG (Registered)	41,900	6,617,638
Altana AG	54,900	3,057,820
Bayer AG	88,200	4,053,203
Bayerische Motoren Werke (BMW) AG	28,600	1,428,400
Commerzbank AG	69,000	2,509,172
Continental AG	20,200	2,064,232
DaimlerChrysler AG	88,700	4,381,270
Deutsche Bank AG (Registered)	40,000	4,500,848
Deutsche Boerse AG	15,866	2,160,572
Deutsche Post AG (Registered)	148,900	3,990,595
E.ON AG	28,600	3,291,976
Infineon Technologies AG (ADR)*^	2,200	24,552
Infineon Technologies AG*	201,600	2,245,227
SAP AG	33,900	7,152,129
SAP AG (Sponsored ADR)^	17,500	919,100
Siemens AG (Registered)	128,800	11,203,869
Volkswagen AG^	114,300	8,013,388

		67,613,991

Greece (0.1%)
OPAP S.A.	47,410	1,715,569

Hong Kong (1.9%)
Bank of East Asia Ltd.	816,600	3,359,131
Esprit Holdings Ltd.	100,700	821,988
Hang Lung Group Ltd.	961,000	2,078,640
Hang Lung Properties Ltd.	1,500,000	2,684,434
Hong Kong & China Gas	621,000	1,363,210
Li & Fung Ltd.	1,487,700	3,007,196
PCCW Ltd.^	2,885,000	2,061,510
Sun Hung Kai Properties Ltd.	192,000	1,957,822
Swire Pacific Ltd., Class A	606,500	6,258,655

		23,592,586

Ireland (0.8%)
CRH plc	228,382	7,443,606
Depfa Bank plc	171,900	2,857,399

		10,301,005

Israel (0.1%)
Teva Pharmaceutical Industries Ltd. (ADR)^	48,000	1,516,320

Italy (0.4%)
Banca Intesa S.p.A.^	425,000	2,488,892
ENI S.p.A.^	63,550	1,871,377

		4,360,269

Japan (28.0%)
Advantest Corp.^	50,900	5,191,742
Aeon Co., Ltd.	190,000	4,171,806
Astellas Pharma, Inc.	62,400	2,292,613
Canon, Inc.	55,650	2,731,020
Daiichi Sankyo Co., Ltd.	108,800	2,998,032
Daimaru, Inc.^	109,000	1,445,515

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa House Industry Co., Ltd.	88,000	$1,408,739
Fanuc Ltd.	121,100	10,890,154
Hankyu Holdings, Inc.^	389,000	1,905,612
Hirose Electric Co., Ltd.^	15,700	1,909,023
Hoya Corp.	70,400	2,506,478
Japan Tobacco, Inc.	608	2,217,872
Kansai Electric Power Co., Inc.	216,900	4,857,315
Kao Corp.	151,000	3,956,130
Keyence Corp.	10,300	2,632,778
Millea Holdings, Inc.	317	5,906,574
Mitsubishi Corp.	344,100	6,878,087
Mitsubishi Estate Co., Ltd.	422,000	8,970,476
Mitsubishi Heavy Industries Ltd.	483,000	2,087,233
Mitsubishi UFJ Financial Group, Inc.	649	9,083,672
Mitsui & Co., Ltd.^	140,000	1,979,093
Mitsui Fudosan Co., Ltd.^	107,000	2,325,985
Mitsui Sumitomo Insurance Co., Ltd.	258,000	3,243,196
Mizuho Financial Group, Inc.	2,313	19,606,325
Murata Manufacturing Co., Ltd.	21,000	1,364,913
NGK Spark Plug Co., Ltd.^	120,000	2,414,381
Nidec Corp.^	20,400	1,463,325
Nikon Corp.^	123,000	2,149,797
Nintendo Co., Ltd.	65,000	10,917,202
Nippon Electric Glass Co., Ltd.^	309,000	6,203,517
Nippon Telegraph & Telephone Corp.	623	3,057,368
Nissan Motor Co., Ltd.	977,800	10,691,948
Nitto Denko Corp.	195,200	13,916,634
ORIX Corp.	63,480	15,520,850
Ricoh Co., Ltd.	191,000	3,750,995
Rohm Co., Ltd.	36,000	3,221,624
Shimamura Co., Ltd.^	20,100	2,204,907
Shin-Etsu Chemical Co., Ltd.	89,200	4,853,466
SMC Corp.	70,000	9,913,835
Softbank Corp.^	826,200	18,538,276
Sompo Japan Insurance, Inc.	499,800	6,995,407
Sony Corp.	26,300	1,161,834
Sumitomo Corp.	592,000	7,814,617
Sumitomo Metal Industries Ltd.	869,000	3,588,051
Sumitomo Mitsui Financial Group, Inc.	3,228	34,167,695
Sumitomo Realty & Development Co., Ltd.	102,000	2,516,205
Suzuki Motor Corp.^	437,800	9,478,677
T&D Holdings, Inc.	43,200	3,495,604
Takeda Pharmaceutical Co., Ltd.	75,000	4,671,303
TDK Corp.	22,500	1,712,374
Tokyo Electric Power Co., Inc.	72,500	2,004,111
Tokyo Electron Ltd.^	201,800	14,122,381
Tokyo Gas Co., Ltd.^	505,000	2,381,096
Tokyu Corp.^	728,000	4,254,070
Toshiba Corp.^	891,000	5,822,307
Toyota Motor Corp	39,600	2,075,003
Trend Micro, Inc.^	109,500	3,697,415
Ushio, Inc.	83,000	1,753,444
Yahoo! Japan Corp.^	9,834	5,213,143
Yamada Denki Co., Ltd.^	67,700	6,911,245
Yamato Holdings Co., Ltd.^	505,500	8,976,643

		354,191,133

Luxembourg (0.2%)
SES Global S.A. (FDR)	135,900	1,928,831

Mexico (1.0%)
America Movil S.A. de C.V. (ADR)	367,000	12,206,420

Netherlands (6.3%)
ABN AMRO Holding N.V.	297,493	8,136,530
Aegon N.V.	163,738	2,799,191
Heineken Holding N.V.	28,593	1,054,037
Heineken N.V.	239,475	10,150,686
ING Groep N.V. (CVA)	405,769	15,943,847
Reed Elsevier N.V.	118,200	1,777,364
Royal Dutch Shell plc, Class A^	464,007	15,603,857
Royal Dutch Shell plc, Class A (ADR)	16,200	1,085,076
Royal Dutch Shell plc, Class B (ADR)	213,862	7,479,821
Royal KPN N.V.	801,100	9,003,830
Royal Numico N.V.^	69,676	3,126,211
TNT N.V.	67,700	2,422,078
Unilever N.V. (CVA)	75,300	1,707,086

		80,289,614

Norway (0.1%)
DnB NOR ASA	108,700	1,349,448

Singapore (0.7%)
DBS Group Holdings Ltd.	152,000	1,739,779
Singapore Telecommunications Ltd. (b)	4,002,914	6,429,571
United Overseas Bank Ltd.	108,000	1,065,419

		9,234,769

South Africa (1.3%)
Sasol Ltd.	440,900	17,001,087

South Korea (1.0%)
Samsung Electronics Co., Ltd.	10,680	6,788,279
Samsung Electronics Co., Ltd. (GDR) §	10,360	3,255,630
Samsung Electronics Co., Ltd. (Preference)	4,210	2,054,632

		12,098,541

Spain (3.9%)
Altadis S.A.	82,800	3,913,037
Banco Bilbao Vizcaya Argentaria S.A.	681,400	14,010,056
Banco Santander Central Hispano S.A.	873,500	12,755,007
Iberdrola S.A.^	157,500	5,423,362
Inditex S.A.^	62,100	2,618,749
Repsol YPF S.A.^	281,100	8,047,605
Telefonica S.A.	191,308	3,184,900

		49,952,716

Sweden (1.0%)
Assa Abloy AB, Class B	105,000	1,763,738
Atlas Copco AB, Class A	138,600	3,848,156
Scania AB, Class B	69,700	3,164,026
Telefonaktiebolaget LM Ericsson, Class B	1,075,000	3,551,770

		12,327,690

Switzerland (8.0%)
Adecco S.A. (Registered)^	31,379	1,852,001
Compagnie Financiere Richemont AG, Class A	327,142	14,955,063
Credit Suisse Group (Registered)^	103,454	5,776,534
Holcim Ltd. (Registered)^	145,216	11,107,542
Nestle S.A. (Registered)^	44,264	13,875,409
Novartis AG (Registered)^	416,949	22,532,264
Roche Holding AG	41,566	6,857,542
Swiss Reinsurance (Registered)^	190,657	13,299,299
Swisscom AG (Registered)^	11,688	3,840,343

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Synthes, Inc.^	13,040	$1,570,122
UBS AG (Registered)	16,201	1,772,191
Xstrata plc	116,450	4,415,292

		101,853,602

Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	495,014	4,544,229

United Kingdom (13.3%)
Anglo American plc	44,100	1,809,115
ARM Holdings plc	394,900	827,164
AstraZeneca plc (London Exchange)	36,700	2,215,554
AstraZeneca plc (Stockholm Exchange)	261,000	15,743,081
BAE Systems plc	1,047,400	7,162,866
BHP Billiton plc (b)	129,347	2,509,562
Brambles Industries plc	190,300	1,513,468
British Land Co. plc	94,500	2,207,503
Cadbury Schweppes plc	295,170	2,847,034
Carnival plc	95,400	3,887,129
HBOS plc	895,800	15,574,173
HSBC Holdings plc	260,600	4,586,161
Johnston Press plc	103,600	794,238
Kingfisher plc	471,000	2,077,664
Lloyds TSB Group plc	416,500	4,094,344
Northern Rock plc	96,000	1,775,568
Pearson plc	171,200	2,332,075
Reckitt Benckiser plc	56,500	2,110,891
Reed Elsevier plc	811,200	8,191,938
Rio Tinto plc	78,800	4,166,836
Royal Bank of Scotland Group plc (b)	786,400	25,860,763
Scottish & Southern Energy plc	228,400	4,862,252
Smith & Nephew plc	221,700	1,707,838
Standard Chartered plc	274,200	6,694,335
Tesco plc	403,400	2,492,002
Trinity Mirror plc	219,800	1,983,872
Unilever plc	93,560	2,104,214
Vodafone Group plc	15,129,518	32,250,177
Wolseley plc	60,900	1,343,767
Yell Group plc	321,000	3,036,804

		168,762,388

United States (0.1%)
News Corp. (CDI)	66,870	1,284,752

Total Common Stocks (95.8%) (Cost $998,115,297)		1,212,709,541

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (15.7%)
Allstate Life Insurance
5.35%, 7/31/07 (l)	$10,000,000	10,000,000
Bank of America Corp.
5.31%, 8/10/06 (l)	12,500,000	12,500,000
Barclays N.Y.
5.30%, 8/30/06 (l)	9,999,496	9,999,496
Beta Finance, Inc.
5.38%, 3/10/08 (l)	9,996,661	9,996,661
CC USA, Inc.
5.38%, 2/15/08 (l)	9,996,488	9,996,488
5.38%, 2/20/08 (l)	2,998,948	2,998,948
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
5.47%, 12/28/07 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.14%, 10/19/06 (l)	5,500,000	5,500,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.36%, 11/13/06 (l)	14,996,613	14,996,613
Nomura Securities
5.35%, 7/3/06	79,924,491	79,924,491
US Bank N.A.
5.10%, 10/2/06 (l)	4,999,039	4,999,039
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	9,998,080	9,998,080
Wells Fargo & Co.
5.42%, 6/30/08 (l)	7,500,000	7,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		198,409,816

Time Deposit (7.4%)
JPMorgan Chase Nassau
4.58%, 7/3/06	94,372,436	94,372,436

Total Short-Term Investments (23.1%) (Amortized Cost $292,782,252)		292,782,252

Total Investments (118.9%) (Cost/Amortized Cost $1,290,897,549)		1,505,491,793
Other Assets Less Liabilities (-18.9%)		(238,901,849)

Net Assets (100.0%)		$1,266,589,944

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $3,255,630 or 0.26% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Receipt
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

At June 30, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar, expiring 7/21/06	5,440	$4,049,910	$4,040,940	$(8,970)
British Pound, expiring 9/26/06	2,676	4,903,106	4,958,729	55,623

				46,653

Foreign Currency Sell Contracts
European Union, expiring 7/21/06	3,262	$4,049,910	$4,175,967	(126,057)
Swiss Franc, expiring 9/26/06	6,031	4,903,106	4,969,326	(66,220)

				$(192,277)

				$(145,624)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$384,775,945
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$128,096,433

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216,707,857
Aggregate gross unrealized depreciation	(11,756,207)

Net unrealized appreciation	$204,951,650

Federal income tax cost of investments	$1,300,540,143

At June 30, 2006, the Portfolio had loaned securities with a total value of $194,244,085. This was secured by collateral of $198,409,816 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Automobiles (0.1%)
General Motors Corp.^	30,800	$917,532

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	40,900	1,707,166
Cheesecake Factory, Inc.*	88,000	2,371,600
Harrah’s Entertainment, Inc.	200	14,236
Las Vegas Sands Corp.*	105,600	8,222,016
McDonald’s Corp.	145,900	4,902,240
Starwood Hotels & Resorts Worldwide, Inc.	49,900	3,010,966

		20,228,224

Household Durables (1.2%)
D.R. Horton, Inc.	1,066	25,392
Fortune Brands, Inc.	10,800	766,908
Jarden Corp.*^	188,800	5,748,960
Leggett & Platt, Inc.	219,100	5,473,118
Lennar Corp., Class A	600	26,622

		12,041,000

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	71,600	2,769,488
IAC/InterActiveCorp*^	117,400	3,109,926

		5,879,414

Media (2.2%)
Cablevision Systems Corp. - New York Group, Class A	163,742	3,512,266
Clear Channel Communications, Inc.	61,100	1,891,045
Getty Images, Inc.*^	84,500	5,366,595
Omnicom Group, Inc.	54,100	4,819,769
Time Warner, Inc.	307,750	5,324,075
Walt Disney Co.	72,800	2,184,000

		23,097,750

Multiline Retail (1.7%)
Dollar Tree Stores, Inc.*^	324,500	8,599,250
Target Corp.	175,500	8,576,685

		17,175,935

Specialty Retail (2.4%)
Autonation, Inc.*^	214,755	4,604,347
Home Depot, Inc.	750	26,843
Lowe’s Cos., Inc.	239,500	14,530,465
RadioShack Corp.^	37,700	527,800
Williams-Sonoma, Inc.^	148,900	5,070,045

		24,759,500

Total Consumer Discretionary		104,099,355

Consumer Staples (7.9%)
Beverages (3.1%)
Coca-Cola Co.	109,900	4,727,898
Pepsi Bottling Group, Inc.	111,442	3,582,860
PepsiCo, Inc.	384,300	23,073,372

		31,384,130

Food & Staples Retailing (0.2%)
Sysco Corp.	83,000	2,536,480

Food Products (3.0%)
Campbell Soup Co.	523,600	19,430,796
Kraft Foods, Inc., Class A^	185,600	5,735,040
Sara Lee Corp.	350,000	5,607,000

		30,772,836

Household Products (0.3%)
Energizer Holdings, Inc.*^	55,900	3,274,063
Procter & Gamble Co.	841	46,760

		3,320,823

Personal Products (0.2%)
Avon Products, Inc.	55,300	1,714,300

Tobacco (1.1%)
Altria Group, Inc.	154,200	11,322,906

Total Consumer Staples		81,051,475

Energy (10.0%)
Energy Equipment & Services (4.7%)
Baker Hughes, Inc.	126,300	10,337,655
BJ Services Co.	167,600	6,244,776
Schlumberger Ltd.	233,400	15,196,674
Transocean, Inc.*	103,350	8,301,072
Weatherford International Ltd.*	171,000	8,485,020

		48,565,197

Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	83,200	3,967,808
Arch Coal, Inc.	71,200	3,016,744
Chevron Corp.	68,464	4,248,876
ConocoPhillips	577	37,811
Devon Energy Corp.	800	48,328
Exxon Mobil Corp.	209,358	12,844,113
Kinder Morgan Management LLC*^	88,912	3,824,994
Kinder Morgan, Inc.	200	19,978
Plains Exploration & Production Co.*	149,300	6,052,622
Royal Dutch Shell plc, Class A (ADR)	180,250	12,073,145
Royal Dutch Shell plc, Class B (ADR)	70,252	4,908,507
Williams Cos., Inc.	120,100	2,805,536

		53,848,462

Total Energy		102,413,659

Financials (16.7%)
Capital Markets (0.0%)
Investors Financial Services Corp.^	350	15,715

Commercial Banks (2.5%)
Wachovia Corp.	239,400	12,946,752
Wells Fargo & Co.	188,100	12,617,748

		25,564,500

Consumer Finance (7.0%)
AmeriCredit Corp.*^	318,800	8,900,896
Capital One Financial Corp.	83,700	7,152,165
SLM Corp.	1,061,000	56,148,120

		72,201,181

Diversified Financial Services (1.4%)
Citigroup, Inc.	700	33,768
JPMorgan Chase & Co.	348,060	14,618,520

		14,652,288

Insurance (2.7%)
Aflac, Inc.	40,500	1,877,175
American International Group, Inc.	97,500	5,757,375
Chubb Corp.	154,400	7,704,560
Hartford Financial Services Group, Inc.	34,880	2,950,848
Marsh & McLennan Cos., Inc.	74,400	2,000,616
Prudential Financial, Inc.	775	60,218
RenaissanceReinsurance Holdings Ltd.	82,500	3,997,950
W.R. Berkley Corp.	1,687	57,577
XL Capital Ltd., Class A	47,100	2,887,230

		27,293,549

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REIT) (0.5%)
General Growth Properties, Inc. (REIT)^	93,300	$4,204,098
Host Hotels & Resorts, Inc. (REIT)	30,548	668,084

		4,872,182

Thrifts & Mortgage Finance (2.6%)
Golden West Financial Corp.	194,800	14,454,160
Hudson City Bancorp, Inc.	204,500	2,725,985
IndyMac Bancorp, Inc.^	10,200	467,670
Washington Mutual, Inc.	209,941	9,569,111

		27,216,926

Total Financials		171,816,341

Health Care (16.9%)
Biotechnology (0.7%)
ImClone Systems, Inc.*^	55,100	2,129,064
Millennium Pharmaceuticals, Inc.*^	567,100	5,653,987

		7,783,051

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	197,800	7,271,128
C.R. Bard, Inc.	550	40,293
Medtronic, Inc.	103,900	4,874,988

		12,186,409

Health Care Providers & Services (3.7%)
Aetna, Inc.	800	31,944
Caremark Rx, Inc.	697	34,759
DaVita, Inc.*	116,525	5,791,293
Laboratory Corp. of America Holdings*	600	37,338
Lincare Holdings, Inc.*	114,100	4,317,544
McKesson Corp.	92,100	4,354,488
Medco Health Solutions, Inc.*	125,500	7,188,640
Triad Hospitals, Inc.*^	54,100	2,141,278
UnitedHealth Group, Inc.	144,310	6,462,202
WellPoint, Inc.*	103,100	7,502,587

		37,862,073

Life Sciences Tools & Services (0.5%)
Fisher Scientific International, Inc.*	200	14,610
Thermo Electron Corp.*^	141,000	5,109,840

		5,124,450

Pharmaceuticals (10.8%)
Allergan, Inc.	233,300	25,023,758
AstraZeneca plc (ADR)	748,400	44,769,288
Endo Pharmaceuticals Holdings, Inc.*	113,800	3,753,124
Forest Laboratories, Inc.*	676,500	26,173,785
Johnson & Johnson	564	33,795
Sepracor, Inc.*^	89,600	5,119,744
Teva Pharmaceutical Industries Ltd. (ADR)	190,225	6,009,207

		110,882,701

Total Health Care		173,838,684

Industrials (11.8%)
Aerospace & Defense (0.9%)
Boeing Co.	450	36,860
Raytheon Co.	16,700	744,319
Rockwell Collins, Inc.	12,600	703,962
United Technologies Corp.	123,600	7,838,712

		9,323,853

Air Freight & Logistics (0.9%)
FedEx Corp.	350	40,901
United Parcel Service, Inc., Class B	112,400	9,253,892

		9,294,793

Building Products (1.8%)
American Standard Cos., Inc.	432,500	18,714,275

Construction & Engineering (1.5%)
Fluor Corp.	162,900	15,138,297

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	39,700	3,688,924
Thomas & Betts Corp.*	1,050	53,865

		3,742,789

Industrial Conglomerates (4.2%)
General Electric Co.	1,154,900	38,065,504
Textron, Inc.	400	36,872
Tyco International Ltd.	172,750	4,750,625

		42,853,001

Machinery (2.1%)
Danaher Corp.	155,200	9,982,464
Illinois Tool Works, Inc.	249,200	11,837,000

		21,819,464

Total Industrials		120,886,472

Information Technology (15.3%)
Communications Equipment (1.7%)
Cisco Systems, Inc.*	860,775	16,810,936
QUALCOMM, Inc.	900	36,063

		16,846,999

Computers & Peripherals (2.0%)
Dell, Inc.*	389,850	9,516,238
NCR Corp.*	800	29,312
Seagate Technology*	488,900	11,068,696

		20,614,246

Electronic Equipment & Instruments (2.0%)
Flextronics International Ltd.*	1,404,600	14,916,852
Jabil Circuit, Inc.	228,500	5,849,600

		20,766,452

Internet Software & Services (1.9%)
eBay, Inc.*	86,200	2,524,798
Google, Inc., Class A*	35,700	14,970,081
VeriSign, Inc.*	1,000	23,170
Yahoo!, Inc.*	71,700	2,366,100

		19,884,149

IT Services (1.2%)
Accenture Ltd., Class A	5,200	147,264
Affiliated Computer Services, Inc., Class A*	183,700	9,480,757
Computer Sciences Corp.*	225	10,899
Fiserv, Inc.*	900	40,824
Paychex, Inc.	73,400	2,861,132

		12,540,876

Semiconductors & Semiconductor Equipment (2.7%)
Altera Corp.*	201,500	3,536,325
ATI Technologies, Inc.*^	361,600	5,279,360
Freescale Semiconductor, Inc., Class A*^	162,100	4,700,900
Intel Corp.	403,600	7,648,220
International Rectifier Corp.*^	97,400	3,806,392
KLA-Tencor Corp.	59,600	2,477,572
NVIDIA Corp.*	1,200	25,548
Silicon Laboratories, Inc.*^	5,500	193,325
Texas Instruments, Inc.	400	12,116

		27,679,758

Software (3.8%)
Compuware Corp.*	578,400	3,875,280
Microsoft Corp.	1,011,600	23,570,280
SAP AG (Sponsored ADR)^	227,500	11,948,300

		39,393,860

Total Information Technology		157,726,340

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.3%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	37,000	$2,365,040
E.I. duPont de Nemours & Co.	84,800	3,527,680
Huntsman Corp.*	170,400	2,951,328
Methanex Corp.	231,000	4,892,580
Nova Chemicals Corp.	21,200	610,348
Potash Corp. of Saskatchewan, Inc.	47,100	4,049,187
Rohm & Haas Co.	72,300	3,623,676
Scotts Miracle-Gro Co., Class A^	40,400	1,709,728

		23,729,567

Metals & Mining (0.6%)
Alcoa, Inc.	76,500	2,475,540
Barrick Gold Corp.	136,200	4,031,520

		6,507,060

Paper & Forest Products (0.4%)
International Paper Co.	121,300	3,917,990

Total Materials		34,154,617

Telecommunication Services (3.8%)
Diversified Telecommunication Services (1.3%)
Embarq Corp.*	48,657	1,994,450
Qwest Communications International, Inc.*	500,200	4,046,618
Verizon Communications, Inc.	206,700	6,922,383

		12,963,451

Wireless Telecommunication Services (2.5%)
American Tower Corp., Class A*	201,400	6,267,568
Sprint Nextel Corp.	973,150	19,453,269

		25,720,837

Total Telecommunication Services		38,684,288

Utilities (2.1%)
Electric Utilities (0.4%)
Exelon Corp.	62,700	3,563,241

Gas Utilities (0.0%)
Energen Corp.	1,000	38,410

Independent Power Producers & Energy Traders (0.8%)
AES Corp.*	448,100	8,267,445

Multi-Utilities (0.9%)
CMS Energy Corp.*	338,200	4,376,308
MDU Resources Group, Inc.^	67,000	2,452,870
NiSource, Inc.	127,300	2,780,232

		9,609,410

Total Utilities		21,478,506

Total Common Stocks (97.9%) (Cost $810,262,531)		1,006,149,737

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.1%)
Bank of America Corp.
5.31%, 8/10/06 (l)	$7,500,000	7,500,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	2,000,000	2,000,000
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	2,000,000	2,000,000
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	4,000,000	4,000,000
Merrill Lynch & Co., Inc.
5.14%, 10/19/06 (l)	5,000,000	5,000,000
Nomura Securities
5.35%, 7/3/06	50,549,506	50,549,506
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	2,499,791	2,499,791
UniCredito Italiano Bank plc
5.21%, 7/31/07 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,040	4,999,040

Total Short-Term Investments of Cash Collateral for Securities Loaned		83,548,337

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.58%, 7/3/06	23,541,164	23,541,164

Total Short-Term Investments (10.4%) (Amortized Cost $107,089,500)		107,089,501

Total Investments (108.3%) (Cost/Amortized Cost $ 917,352,031)		1,113,239,238
Other Assets Less Liabilities (-8.3%)		(85,432,993)

Net Assets (100%)		$1,027,806,245

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR	—	American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$177,886,671
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$223,295,754

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,837,526
Aggregate gross unrealized depreciation	(34,274,834)

Net unrealized appreciation	$191,562,692

Federal income tax cost of investments	$921,676,546

At June 30, 2006, the Portfolio had loaned securities with a total value of $82,938,021. This was secured by collateral of $83,548,337 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $249,913,891 of which $58,311,372 expires in the year 2008 and $146,635,332 expires in the year 2009, $2,767,387 expires in the year 2010 and $42,199,800 expires in the year 2011.

Included in the capital loss carryforward amounts at December 31, 2005 are $204,002,097 of losses acquired from EQ/MFS Research as a result of a tax-free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Automobiles (0.3%)
General Motors Corp.^	125,700	$3,744,603

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	77,400	3,230,676
Cheesecake Factory, Inc.*	66,300	1,786,785
Las Vegas Sands Corp.*	88,300	6,875,038
McDonald’s Corp.	51,500	1,730,400
Starwood Hotels & Resorts Worldwide, Inc.	54,600	3,294,564

		16,917,463

Household Durables (0.5%)
Fortune Brands, Inc.	8,100	575,181
Jarden Corp.*^	73,900	2,250,255
Leggett & Platt, Inc.	132,500	3,309,850

		6,135,286

Media (3.6%)
Cablevision Systems Corp. - New York Group, Class A	126,364	2,710,508
CBS Corp., Class B	112,300	3,037,715
Clear Channel Communications, Inc.	181,100	5,605,045
Comcast Corp., Class A*	62,300	2,039,702
Getty Images, Inc.*^	149,900	9,520,149
Omnicom Group, Inc.	30,300	2,699,427
Time Warner, Inc.	201,400	3,484,220
Viacom, Inc., Class B*	61,700	2,211,328
Walt Disney Co.	342,600	10,278,000

		41,586,094

Multiline Retail (1.4%)
Dollar Tree Stores, Inc.*^	200,700	5,318,550
Target Corp.	220,800	10,790,496

		16,109,046

Specialty Retail (2.4%)
Autonation, Inc.*	72,527	1,554,979
Home Depot, Inc.	51,700	1,850,343
Lowe’s Cos., Inc.	335,200	20,336,584
RadioShack Corp.^	18,300	256,200
Williams-Sonoma, Inc.^	119,000	4,051,950

		28,050,056

Total Consumer Discretionary		112,542,548

Consumer Staples (7.0%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc.	59,358	2,706,131
Coca-Cola Co.	105,800	4,551,516
Pepsi Bottling Group, Inc.	89,400	2,874,210
PepsiCo, Inc.	235,000	14,109,400

		24,241,257

Food & Staples Retailing (0.6%)
Sysco Corp.	212,200	6,484,832

Food Products (2.2%)
Campbell Soup Co.	218,000	8,089,980
H.J. Heinz Co.	49,600	2,044,512
Kraft Foods, Inc., Class A^	195,800	6,050,220
Sara Lee Corp.	283,000	4,533,660
Unilever N.V. (N.Y. Shares)	200,000	4,510,000

		25,228,372

Household Products (0.0%)
Energizer Holdings, Inc.*	9,000	527,130

Personal Products (0.5%)
Avon Products, Inc.	187,200	5,803,200

Tobacco (1.6%)
Altria Group, Inc.	258,972	19,016,314

Total Consumer Staples		81,301,105

Energy (8.4%)
Energy Equipment & Services (3.9%)
Baker Hughes, Inc.	78,500	6,425,225
BJ Services Co.	106,600	3,971,916
Halliburton Co.	57,600	4,274,496
Schlumberger Ltd.	262,248	17,074,967
Transocean, Inc.*	58,200	4,674,624
Weatherford International Ltd.*	182,048	9,033,222

		45,454,450

Oil, Gas & Consumable Fuels (4.5%)
Anadarko Petroleum Corp.	76,800	3,662,592
Arch Coal, Inc.	53,400	2,262,558
Chevron Corp.	107,448	6,668,223
Exxon Mobil Corp.	134,090	8,226,421
Kinder Morgan, Inc.	60,040	5,997,396
Plains Exploration & Production Co.*	70,000	2,837,800
Royal Dutch Shell plc,
Class A (ADR)	269,100	18,024,318
Class B (ADR)^	65,795	4,597,097

		52,276,405

Total Energy		97,730,855

Financials (16.7%)
Capital Markets (0.2%)
Goldman Sachs Group, Inc.	14,800	2,226,364

Commercial Banks (2.6%)
Fifth Third Bancorp	113,100	4,179,045
Wachovia Corp.	133,300	7,208,864
Wells Fargo & Co.	278,900	18,708,612

		30,096,521

Consumer Finance (3.5%)
AmeriCredit Corp.*	92,100	2,571,432
Capital One Financial Corp.	49,600	4,238,320
SLM Corp.	645,107	34,139,062

		40,948,814

Diversified Financial Services (2.2%)
JPMorgan Chase & Co.	596,876	25,068,792

Insurance (3.2%)
Aflac, Inc.	54,100	2,507,535
American International Group Inc.	147,000	8,680,350
Berkshire Hathaway, Inc., Class A*	106	9,715,854
Chubb Corp.	90,800	4,530,920
Hartford Financial Services Group, Inc.	26,600	2,250,360
Marsh & McLennan Cos., Inc.	230,500	6,198,145
XL Capital Ltd., Class A	58,800	3,604,440

		37,487,604

Real Estate Investment Trusts (REIT) (0.3%)
General Growth Properties, Inc. (REIT)^	67,100	3,023,526
Host Hotels & Resorts, Inc. (REIT)	33,426	731,027

		3,754,553

Thrifts & Mortgage Finance (4.7%)
Fannie Mae	257,294	12,375,841
Freddie Mac	162,700	9,275,527
Golden West Financial Corp.	80,000	5,936,000
Hudson City Bancorp, Inc.	494,500	6,591,685
IndyMac Bancorp, Inc.^	52,100	2,388,785

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Mutual, Inc.	378,400	$17,247,472

		53,815,310

Total Financials		193,397,958

Health Care (15.0%)
Biotechnology (1.0%)
Amgen, Inc.*	50,900	3,320,207
ImClone Systems, Inc.*^	151,000	5,834,640
Millennium Pharmaceuticals, Inc.*^	272,700	2,718,819

		11,873,666

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	224,500	8,252,620
Medtronic, Inc.	134,000	6,287,280

		14,539,900

Health Care Providers & Services (3.9%)
DaVita, Inc.*	141,450	7,030,065
Lincare Holdings, Inc.*	116,400	4,404,576
McKesson Corp.	158,100	7,474,968
Medco Health Solutions, Inc.*	138,300	7,921,824
UnitedHealth Group, Inc.	154,300	6,909,554
WellPoint, Inc.*	154,200	11,221,134

		44,962,121

Life Sciences Tools & Services (0.3%)
Thermo Electron Corp.*	80,900	2,931,816

Pharmaceuticals (8.5%)
Allergan, Inc.	152,306	16,336,342
AstraZeneca plc (ADR)	567,100	33,923,922
Eli Lilly & Co.	120,830	6,678,274
Forest Laboratories, Inc.*	620,746	24,016,663
Pfizer, Inc.	225,839	5,300,441
Sepracor, Inc.*^	68,000	3,885,520
Teva Pharmaceutical Industries Ltd. (ADR)	279,500	8,829,405

		98,970,567

Total Health Care		173,278,070

Industrials (11.1%)
Aerospace & Defense (1.8%)
Raytheon Co.	34,000	1,515,380
United Technologies Corp.	298,462	18,928,460

		20,443,840

Air Freight & Logistics (1.1%)
United Parcel Service, Inc., Class B	161,200	13,271,596

Building Products (0.9%)
American Standard Cos., Inc.	252,500	10,925,675

Construction & Engineering (1.7%)
Fluor Corp.	207,600	19,292,268

Electrical Equipment (0.9%)
Cooper Industries Ltd., Class A	73,400	6,820,328
Emerson Electric Co.	39,300	3,293,733

		10,114,061

Industrial Conglomerates (3.1%)
General Electric Co.	950,128	31,316,219
Siemens AG (ADR)	31,700	2,752,194
Tyco International Ltd.	79,400	2,183,500

		36,251,913

Machinery (1.6%)
Danaher Corp.	157,200	10,111,104
Illinois Tool Works, Inc.	179,200	8,512,000

		18,623,104

Total Industrials		128,922,457

Information Technology (22.9%)
Communications Equipment (2.8%)
Cisco Systems, Inc.*	1,098,312	21,450,033
Corning, Inc.*	330,100	7,985,119
QUALCOMM, Inc.	75,600	3,029,292

		32,464,444

Computers & Peripherals (3.2%)
Dell, Inc.*	239,500	5,846,195
Hewlett-Packard Co.	93,635	2,966,357
SanDisk Corp.*	294,400	15,008,512
Seagate Technology*	298,800	6,764,832
Sun Microsystems, Inc.*	1,591,900	6,606,385

		37,192,281

Electronic Equipment & Instruments (1.4%)
Agilent Technologies, Inc.*	74,706	2,357,721
Flextronics International Ltd.*	899,600	9,553,752
Jabil Circuit, Inc.	149,500	3,827,200

		15,738,673

Internet Software & Services (2.1%)
eBay, Inc.*	168,384	4,931,967
Google, Inc., Class A*	37,500	15,724,875
Yahoo!, Inc.*	123,300	4,068,900

		24,725,742

IT Services (1.1%)
Accenture Ltd., Class A	4,200	118,944
Affiliated Computer Services, Inc., Class A*	138,600	7,153,146
Automatic Data Processing, Inc.	73,300	3,324,155
Paychex, Inc.	50,300	1,960,694

		12,556,939

Semiconductors & Semiconductor Equipment (8.8%)
Altera Corp.*	684,500	12,012,975
Applied Materials, Inc.	910,682	14,825,903
ASML Holding N.V. (N.Y. Shares)*^	139,300	2,816,646
ATI Technologies, Inc.*^	475,000	6,935,000
Fairchild Semiconductor International, Inc.*^	168,700	3,065,279
Freescale Semiconductor, Inc., Class A*^	183,100	5,309,900
Intel Corp.	1,029,903	19,516,662
International Rectifier Corp.*^	243,300	9,508,164
KLA-Tencor Corp.	320,300	13,314,871
Linear Technology Corp.	122,500	4,102,525
Teradyne, Inc.*	170,500	2,375,065
Xilinx, Inc.	391,700	8,872,005

		102,654,995

Software (3.5%)
Adobe Systems, Inc.*	80,200	2,434,872
Microsoft Corp	1,141,852	26,605,152
SAP AG (Sponsored ADR)^	211,300	11,097,476

		40,137,500

Total Information Technology		265,470,574

Materials (3.9%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	41,507	2,653,127
Dow Chemical Co.	138,300	5,397,849
DuPont (E.I.) de Nemours & Co.	28,100	1,168,960
Huntsman Corp.*	332,700	5,762,364
Methanex Corp.	105,900	2,242,962
Potash Corp. of Saskatchewan, Inc.	33,800	2,905,786
Rohm & Haas Co.	23,800	1,192,856

		21,323,904

Metals & Mining (1.9%)
Alcoa, Inc.	398,300	12,888,988
Barrick Gold Corp.	154,000	4,558,400

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Newmont Mining Corp.	78,100	$4,133,833

		21,581,221

Paper & Forest Products (0.2%)
International Paper Co.	82,900	2,677,670

Total Materials		45,582,795

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	70,000	1,952,300
Qwest Communications International, Inc.*^	603,200	4,879,888
Verizon Communications, Inc.	206,300	6,908,987

		13,741,175

Wireless Telecommunication Services (1.4%)
American Tower Corp., Class A*	66,900	2,081,928
Sprint Nextel Corp.	708,900	14,170,911

		16,252,839

Total Telecommunication Services		29,994,014

Utilities (1.1%)
Electric Utilities (0.2%)
Exelon Corp.	42,600	2,420,958

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	397,400	7,332,030

Multi-Utilities (0.3%)
MDU Resources Group, Inc.^	80,200	2,936,122

Total Utilities		12,689,110

Total Common Stocks (98.4%) (Cost $997,464,777)		1,140,909,486

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.0%)
Bank of America Corp.
5.31%, 8/10/06 (l)	$5,500,000	5,500,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	3,000,000	3,000,000
CC USA, Inc.
5.38%, 2/20/08 (l)	6,497,721	6,497,721
5.36%, 8/3/06 (l)	4,000,200	4,000,200
Merrill Lynch & Co., Inc.
5.14%, 10/19/06 (l)	5,000,000	5,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Nomura Securities
5.35%, 7/3/06	32,454,221	32,454,221
Pricoa Global Funding I
5.36%, 5/23/08 (l)	5,000,000	5,000,000
Unicredito Italiano Bank plc
5.21%, 7/31/07 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	4,999,040	4,999,040

Total Short-Term Investments of Cash Collateral for Securities Loaned		81,451,182

Time Deposit (1.5%)
JPMorgan Chase Nassau
4.58%, 7/3/06	17,296,868	17,296,868

Total Short-Term Investments (8.5%) (Amortized Cost $98,748,050)		98,748,050

Total Investments (106.9%) (Cost/Amortized Cost $1,096,212,827)		1,239,657,536
Other Assets Less Liabilities (-6.9%)		(80,126,370)

Net Assets (100%)		$1,159,531,166

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$182,288,463
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$186,029,601

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,013,802
Aggregate gross unrealized depreciation	(42,684,452)

Net unrealized appreciation	$140,329,350

Federal income tax cost of investments	$1,099,328,186

At June 30, 2006, the Portfolio had loaned securities with a total value of $80,945,854. This was secured by collateral of $81,451,182 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (28.3%)
Auto Components (0.9%)
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.
7.625%, 5/15/14 §	$875,000	$848,750
TRW Automotive, Inc.
9.375%, 2/15/13	487,000	517,437

		1,366,187

Automobiles (2.5%)
Ford Motor Credit Co.
7.875%, 6/15/10	3,500,000	3,228,722
7.000%, 10/1/13	200,000	172,128
General Motors Corp.
8.375%, 7/15/33	725,000	583,625

		3,984,475

Distributors (0.4%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	597,000

Diversified Consumer Services (1.5%)
Alderwoods Group, Inc.
7.750%, 9/15/12	700,000	738,500
Carriage Services, Inc.
7.875%, 1/15/15	475,000	463,125
Education Management LLC/ Education Management Corp.
8.750%, 6/1/14 §	525,000	519,750
Service Corp. International
7.700%, 4/15/09	75,000	75,375
6.750%, 4/1/16	525,000	483,000

		2,279,750

Hotels, Restaurants & Leisure (8.1%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	595,000	596,488
Boyd Gaming Corp.
7.750%, 12/15/12	725,000	731,344
Caesars Entertainment, Inc.
7.875%, 3/15/10	600,000	622,500
8.125%, 5/15/11	375,000	395,156
Hilton Hotels Corp.
8.250%, 2/15/11	690,000	723,230
Intrawest Corp.
7.500%, 10/15/13	500,000	497,500
Landry’s Restaurants, Inc., Series B
7.500%, 12/15/14	910,000	834,925
MGM MIRAGE
6.000%, 10/1/09	300,000	291,750
8.500%, 9/15/10	600,000	623,250
6.750%, 9/1/12	500,000	481,250
6.625%, 7/15/15	225,000	209,813
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	200,000	194,750
7.125%, 8/15/14	875,000	846,562
Restaurant Co.
10.000%, 10/1/13	650,000	594,750
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	370,000	386,834
San Pasqual Casino
8.000%, 9/15/13 §	875,000	872,812
Seneca Gaming Corp.
7.250%, 5/1/12	465,000	450,469
Series B
7.250%, 5/1/12	235,000	227,656
Speedway Motorsports, Inc.
6.750%, 6/1/13	730,000	708,100
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	800,000	835,000
7.375%, 11/15/15	150,000	151,125
Station Casinos, Inc.
6.875%, 3/1/16	1,180,000	1,100,350
6.625%, 3/15/18	200,000	181,000

		12,556,614

Household Durables (0.8%)
Interface, Inc.
10.375%, 2/1/10	350,000	382,812
K Hovnanian Enterprises, Inc.
6.000%, 1/15/10	225,000	210,938
Standard-Pacific Corp.
6.875%, 5/15/11	700,000	655,375

		1,249,125

Internet & Catalog Retail (0.2%)
FTD, Inc.
7.750%, 2/15/14	389,000	383,165

Leisure Equipment & Products (0.5%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	765,000	740,138

Media (8.5%)
Allbritton Communications Co.
7.750%, 12/15/12	935,000	925,650
CBD Media, Inc./CBD Finance
8.625%, 6/1/11	175,000	174,125
CCH I LLC
11.000%, 10/1/15	800,000	700,000
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §	700,000	700,875
CSC Holdings, Inc.
7.250%, 7/15/08	850,000	851,062
Series B
8.125%, 7/15/09	210,000	213,675
Dex Media East LLC/ Dex Media East Finance Co.
9.875%, 11/15/09	100,000	105,750
12.125%, 11/15/12	325,000	364,812
Dex Media West LLC/ Dex Media Finance Co., Series B
8.500%, 8/15/10	820,000	850,750
9.875%, 8/15/13	440,000	476,848
DirecTV Holdings LLC/ DirecTV Financing Co.
8.375%, 3/15/13	32,000	33,520
6.375%, 6/15/15	675,000	622,687
Echostar DBS Corp.
6.375%, 10/1/11	250,000	239,375
Houghton Mifflin Co.
8.250%, 2/1/11	450,000	455,625
Imax Corp.
9.625%, 12/1/10	500,000	512,500
Inmarsat Finance plc
7.625%, 6/30/12	575,000	589,375
Mediacom LLC/ Mediacom Capital Corp.
9.500%, 1/15/13	975,000	970,125
Primedia, Inc.
8.875%, 5/15/11	400,000	384,000
Quebecor Media, Inc.
7.750%, 3/15/16 §	900,000	882,000
R.H. Donnelley Corp.
6.875%, 1/15/13	380,000	349,600
6.875%, 1/15/13 §	985,000	906,200

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
6.875%, 1/15/13 §	$650,000	$598,000
R.H. Donnelley, Inc.
10.875%, 12/15/12	225,000	246,938
Rogers Cable, Inc.
6.250%, 6/15/13	275,000	257,813
6.750%, 3/15/15	175,000	166,688
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	350,000	365,750
Videotron Ltee
6.875%, 1/15/14	350,000	331,625

		13,275,368

Multiline Retail (2.0%)
Neiman Marcus Group, Inc.
9.000%, 10/15/15 §	750,000	783,750
Term Loan
7.340%, 4/6/13	569,620	572,824
Pantry, Inc.
7.750%, 2/15/14	1,410,000	1,395,900
Saks, Inc.
8.250%, 11/15/08	350,000	362,250

		3,114,724

Specialty Retail (1.2%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12	675,000	668,250
8.000%, 3/15/14	175,000	169,750
Autonation, Inc.
7.000%, 4/15/14 §	550,000	541,750
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	492,000	519,060

		1,898,810

Textiles, Apparel & Luxury Goods (1.7%)
INVISTA
9.250%, 5/1/12 §	450,000	472,500
Levi Strauss & Co.
10.258%, 4/1/12 (l)	300,000	305,250
9.750%, 1/15/15	495,000	495,000
Perry Ellis International, Inc.,
Series B
8.875%, 9/15/13	785,000	769,300
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	445,500
8.125%, 5/1/13	125,000	127,812

		2,615,362

Total Consumer Discretionary		44,060,718

Consumer Staples (4.5%)
Beverages (0.8%)
Constellation Brands, Inc.,
Series B
8.125%, 1/15/12	400,000	411,000
Cott Beverages, Inc.
8.000%, 12/15/11	875,000	872,812

		1,283,812

Food & Staples Retailing (1.9%)
Delhaize America, Inc.
8.125%, 4/15/11	1,075,000	1,130,560
Ingles Markets, Inc.
8.875%, 12/1/11	750,000	784,687
Jean Coutu Group PJC, Inc.
7.625%, 8/1/12	425,000	412,250
Stater Brothers Holdings
8.125%, 6/15/12	625,000	617,188

		2,944,685

Food Products (0.9%)
Dole Food Co.
8.625%, 5/1/09	382,000	364,810
Smithfield Foods, Inc.
7.625%, 2/15/08	350,000	351,750
Series B
7.750%, 5/15/13	735,000	720,300

		1,436,860

Household Products (0.6%)
American Greetings Corp.
7.375%, 6/1/16	150,000	150,750
Central Garden & Pet Co.
9.125%, 2/1/13	775,000	798,250

		949,000

Personal Products (0.3%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	455,000	447,038

Total Consumer Staples		7,061,395

Energy (8.6%)
Energy Equipment & Services (1.9%)
Atlas Pipeline Partners LP
8.125%, 12/15/15 §	1,000,000	996,250
Dresser-Rand Group, Inc.
7.375%, 11/1/14	780,000	744,900
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	475,000	489,250
Universal Compression, Inc.
7.250%, 5/15/10	725,000	723,188

		2,953,588

Oil, Gas & Consumable Fuels (6.7%)
AmeriGas Partners LP
7.250%, 5/20/15	740,000	699,300
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	925,000	867,187
Basic Energy Services, Inc.
7.125%, 4/15/16 §	590,000	548,700
Chesapeake Energy Corp.
6.625%, 1/15/16	1,400,000	1,302,000
Compton Petroleum Finance Corp.
7.625%, 12/1/13	490,000	467,950
7.625%, 12/1/13 §	225,000	214,875
Denbury Resources, Inc.
7.500%, 12/15/15	375,000	373,125
El Paso Corp.
7.000%, 5/15/11	200,000	197,250
7.875%, 6/15/12	1,500,000	1,526,250
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	1,025,000	971,187
Hanover Compressor Co.
7.500%, 4/15/13	440,000	431,200
Pogo Producing Co.
7.875%, 5/1/13 §	130,000	130,325
6.875%, 10/1/17	775,000	717,844
Teekay Shipping Corp.
8.875%, 7/15/11	525,000	549,938
Whiting Petroleum Corp.
7.000%, 2/1/14	200,000	189,000
Williams Cos., Inc.
7.125%, 9/1/11	650,000	650,000
YPF Sociedad Anonima
9.125%, 2/24/09	500,000	518,750

		10,354,881

Total Energy		13,308,469

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (7.6%)
Capital Markets (1.1%)
Arch Western Finance LLC
6.750%, 7/1/13	$300,000	$287,250
Basell AF SCA
8.375%, 8/15/15 §	700,000	672,875
E*Trade Financial Corp.
8.000%, 6/15/11	105,000	107,100
7.375%, 9/15/13	625,000	625,000
Residential Capital Corp.
6.375%, 6/30/10	75,000	73,979

		1,766,204

Consumer Finance (2.8%)
General Motors Acceptance Corp.
6.875%, 9/15/11	3,775,000	3,601,954
8.000%, 11/1/31	765,000	735,280

		4,337,234

Diversified Financial Services (2.3%)
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13	200,000	192,000
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	406,000	440,510
Di Finance/DynCorp International, Series B
9.500%, 2/15/13	981,000	1,020,240
Dollar Financial Group, Inc.
9.750%, 11/15/11	675,000	725,625
Rainbow National Services LLC
10.375%, 9/1/14 §	1,050,000	1,162,875

		3,541,250

Real Estate Investment Trusts (REIT) (1.4%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	775,000	821,500
Host Marriott LP (REIT)
7.125%, 11/1/13	125,000	124,532
Series I
9.500%, 1/15/07	475,000	486,875
Series M
7.000%, 8/15/12	125,000	123,906
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	400,000	394,000
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15	275,000	275,000

		2,225,813

Total Financials		11,870,501

Health Care (4.2%)
Health Care Equipment & Supplies (0.7%)
Accellent, Inc.
10.500%, 12/1/13	780,000	797,550
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	72,281
WH Holdings Ltd./WH Capital Corp.
9.500%, 4/1/11	240,000	262,800

		1,132,631

Health Care Providers & Services (2.7%)
DaVita, Inc.
6.625%, 3/15/13	1,000,000	950,000
HCA, Inc.
6.950%, 5/1/12	575,000	561,274
6.500%, 2/15/16	725,000	670,354
Omnicare, Inc.
6.750%, 12/15/13	260,000	247,650
U.S. Oncology Holdings, Inc.
10.320%, 3/15/15 (l)	900,000	918,000
U.S. Oncology, Inc.
9.000%, 8/15/12	750,000	780,000

		4,127,278

Pharmaceuticals (0.8%)
Angiotech Pharmaceuticals, Inc.
7.750%, 4/1/14 §	925,000	883,375
Mylan Laboratories, Inc.
5.750%, 8/15/10	75,000	71,438
6.375%, 8/15/15	300,000	286,500

		1,241,313

Total Health Care		6,501,222

Industrials (8.5%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc.
6.750%, 4/1/16	200,000	192,500
Argo-Tech Corp.
9.250%, 6/1/11	450,000	463,500
Bombardier, Inc.
6.750%, 5/1/12 §	225,000	207,000
DRS Technologies, Inc.
6.625%, 2/1/16	450,000	435,375
Esterline Technologies Corp.
7.750%, 6/15/13	225,000	227,812
L-3 Communications Corp.
6.125%, 7/15/13	75,000	71,438
Series B
6.375%, 10/15/15	75,000	71,625
Moog, Inc.
6.250%, 1/15/15	450,000	423,000
TransDigm, Inc.
7.750%, 7/15/14 §	1,175,000	1,169,125

		3,261,375

Building Products (0.6%)
Goodman Global Holdings, Inc.
7.875%, 12/15/12	915,000	873,825

Commercial Services & Supplies (2.4%)
Adesa, Inc.
7.625%, 6/15/12	987,000	969,727
Allied Waste Industries, Inc.
6.375%, 1/15/08	150,000	149,250
Allied Waste North America,
Series B
5.750%, 2/15/11	750,000	699,375
Corrections Corp. of America
7.500%, 5/1/11	325,000	327,438
6.750%, 1/31/14	375,000	360,000
United Rentals North America, Inc.
6.500%, 2/15/12	1,350,000	1,275,750

		3,781,540

Electrical Equipment (1.0%)
Dresser, Inc.
9.875%, 4/15/11	750,000	761,250
General Cable Corp.
9.500%, 11/15/10	650,000	689,000
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	125,230

		1,575,480

Machinery (2.2%)
Briggs & Stratton Corp.
8.875%, 3/15/11	675,000	729,000
Case New Holland, Inc.
6.000%, 6/1/09	300,000	291,750
9.250%, 8/1/11	700,000	736,750
7.125%, 3/1/14 §	375,000	358,125
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	332,500

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Trinity Industries, Inc.
6.500%, 3/15/14	$950,000	$926,250

		3,374,375

Road & Rail (0.2%)
Hertz Corp.
8.875%, 1/1/14 §	275,000	281,875

Total Industrials		13,148,470

Information Technology (3.5%)
Communications Equipment (0.3%)
American Towers, Inc.
7.250%, 12/1/11	475,000	485,688

IT Services (1.7%)
iPayment, Inc.
9.750%, 5/15/14 §	650,000	646,750
SunGard Data Systems, Inc.
9.125%, 8/15/13 §	975,000	1,011,562
4.875%, 1/15/14	1,100,000	957,000

		2,615,312

Office Electronics (1.0%)
Xerox Corp.
7.125%, 6/15/10	200,000	201,500
7.625%, 6/15/13	175,000	176,313
6.400%, 3/15/16	380,000	358,625
7.200%, 4/1/16	775,000	776,937

		1,513,375

Semiconductors & Semiconductor Equipment (0.5%)
Sensata Technologies B.V.
8.000%, 5/1/14 §	900,000	868,500

Total Information Technology		5,482,875

Materials (10.1%)
Chemicals (2.1%)
Equistar Chemicals LP/Equistar Funding Corp.
10.625%, 5/1/11	500,000	536,875
Huntsman International LLC
9.875%, 3/1/09	175,000	182,000
Nalco Co.
7.750%, 11/15/11	950,000	947,625
PolyOne Corp.
8.875%, 5/1/12	835,000	838,131
Rockwood Specialties Group, Inc.
7.500%, 11/15/14	800,000	784,000

		3,288,631

Construction Materials (0.7%)
Texas Industries, Inc.
7.250%, 7/15/13	450,000	445,500
U.S. Concrete, Inc.
8.375%, 4/1/14 §	285,000	280,041
8.375%, 4/1/14	445,000	449,450

		1,174,991

Containers & Packaging (1.9%)
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15 §	700,000	689,500
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09	325,000	334,750
8.750%, 11/15/12	150,000	156,188
Owens-Illinois, Inc.
7.350%, 5/15/08	1,760,000	1,773,200

		2,953,638

Metals & Mining (2.8%)
AK Steel Holding Corp.
7.750%, 6/15/12	775,000	759,500
California Steel Industries, Inc.
6.125%, 3/15/14	425,000	393,125
Foundation PA Coal Co.
7.250%, 8/1/14	900,000	877,500
International Steel Group, Inc.
6.500%, 4/15/14	780,000	737,100
Ispat Inland ULC
9.750%, 4/1/14	292,000	321,930
Novelis, Inc.
7.250%, 2/15/15 §	700,000	672,000
Steel Dynamics, Inc.
9.500%, 3/15/09	450,000	463,500
United States Steel Corp.
10.750%, 8/1/08	97,000	104,275

		4,328,930

Paper & Forest Products (2.6%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15	675,000	615,937
Bowater, Inc.
6.500%, 6/15/13	860,000	748,200
Buckeye Technologies, Inc.
8.500%, 10/1/13	400,000	380,000
Catalyst Paper Corp.
7.375%, 3/1/14	75,000	67,125
Georgia-Pacific Corp.
8.125%, 5/15/11	1,275,000	1,268,625
Glatfelter (P.H.)
7.125%, 5/1/16 §	225,000	222,102
Plastipak Holdings, Inc.
8.500%, 12/15/15 §	700,000	700,000

		4,001,989

Total Materials		15,748,179

Telecommunication Services (10.1%)
Diversified Telecommunication Services (4.0%)
Citizens Communications Co.
6.250%, 1/15/13	1,050,000	992,250
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13	1,000,000	1,017,500
PanAmSat Corp.
6.375%, 1/15/08	75,000	74,625
9.000%, 8/15/14	406,000	412,090
Pathnet, Inc.
12.250%, 4/15/08 †(h)	243,268	—
Qwest Communications International, Inc.
7.500%, 2/15/14	275,000	268,125
Qwest Corp.
8.875%, 3/15/12	800,000	844,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	765,000	784,125
Williams Communications Group, Inc.
11.700%, 8/1/08 †(h)	575,000	—
Windstream Corp.
8.625%, 8/1/16 §	1,720,000	1,758,700

		6,151,415

Wireless Telecommunication Services (6.1%)
American Cellular Corp., Series B
10.000%, 8/1/11	1,000,000	1,052,500
Dobson Cellular Systems, Inc.
8.375%, 11/1/11	800,000	822,000
8.375%, 11/1/11 §	400,000	411,000
9.875%, 11/1/12	640,000	675,200
Intelsat Bermuda Ltd.
11.640%, 6/15/13 § (l)	500,000	510,000
Intelsat Subsidiary Holding Co., Ltd.
9.614%, 1/15/12 (l)	730,000	737,300
8.625%, 1/15/15	950,000	952,375

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
New Skies Satellites N.V.
9.125%, 11/1/12	$300,000	$317,250
Rogers Wireless, Inc.
9.625%, 5/1/11	975,000	1,067,625
7.500%, 3/15/15	1,000,000	1,010,000
Zeus Special Subsidiary Ltd./Intelsat Ltd.
0.000%, 2/1/15 § (e)	2,860,000	1,973,400

		9,528,650

Total Telecommunication Services		15,680,065

Utilities (8.2%)
Electric Utilities (3.2%)
CMS Energy Corp.
7.500%, 1/15/09	1,125,000	1,139,063
Edison Mission Energy
7.500%, 6/15/13 §	450,000	441,000
7.750%, 6/15/16 §	450,000	442,125
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	200,000	186,000
Midwest Generation LLC
8.750%, 5/1/34	450,000	477,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.500%, 9/1/10	450,000	463,500
Nevada Power Co.
6.500%, 4/15/12	300,000	298,398
Sierra Pacific Resources
8.625%, 3/15/14	400,000	423,738
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	665,051	648,169
TXU Corp., Series P
5.550%, 11/15/14	510,000	462,578

		4,981,571

Gas Utilities (1.4%)
ANR Pipeline Co.
8.875%, 3/15/10	50,000	52,812
Colorado Interstate Gas Co.
6.800%, 11/15/15 §	350,000	337,346
Southern Natural Gas Co.
6.700%, 10/1/07	475,000	475,769
8.875%, 3/15/10	375,000	396,095
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13	980,000	916,300

		2,178,322

Independent Power Producers & Energy Traders (3.2%)
AES Corp.
8.750%, 6/15/08	475,000	490,438
9.500%, 6/1/09	400,000	424,000
8.875%, 2/15/11	200,000	210,000
8.750%, 5/15/13 §	200,000	214,000
Dynegy Holdings, Inc.
8.375%, 5/1/16 §	500,000	492,500
Mirant North America LLC
7.375%, 12/31/13 §	975,000	940,875
NRG Energy, Inc.
7.375%, 2/1/16	1,700,000	1,657,500
Targa Resources, Inc.
6.830%, 10/31/07	500,000	499,583

		4,928,896

Multi-Utilities (0.4%)
CMS Energy Corp.
7.750%, 8/1/10	50,000	50,750
Reliant Energy, Inc.
9.250%, 7/15/10	350,000	350,000
9.500%, 7/15/13	200,000	201,000
6.750%, 12/15/14	50,000	46,000

		647,750

Total Utilities		12,736,539

Total Long-Term Debt Securities (93.6%) (Cost $147,992,680)		145,598,433

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
NTL, Inc.	2,197	54,705

Total Consumer Discretionary		54,705

Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.	7,818	228,208

Total Financials		228,208

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
XO Holdings, Inc.*	1,251	5,504

Total Telecommunication Services		5,504

Total Common Stocks (0.2%) (Cost $2,213,193)		288,417

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc., $5.19, expiring 10/1/09*†	250	60,028

Total Health Care		60,028

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications, $0.14, expiring 1/15/07*†	600	—
Loral Space & Communications, $23.70, expiring 12/26/06*†	5,235	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc., $0.01, expiring 4/15/08*†	300	—

		—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc., $0.01, expiring 4/15/08*†	250	—
XO Holdings, Inc., $10.00, expiring 1/16/10*	1,879	601
XO Holdings, Inc., $6.25, expiring 1/16/10*	2,505	2,154

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Warrants	Value (Note 1)
XO Holdings, Inc., $7.50, expiring 1/16/10*	1,879	$846

Total Telecommunication Services		3,601

Total Warrants (0.0%) (Cost $5,940).		63,629

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (7.4%)
JPMorgan Chase Nassau
4.58%, 7/3/06 (Amortized Cost $11,585,604)	$11,585,604	11,585,604

Total Investments (101.2%) (Cost/Amortized Cost $161,797,417)		157,536,083
Other Assets Less Liabilities (-1.2%)		(1,896,663)

Net Assets (100%)		$155,639,420

*	Non-income producing.

†	Securities (totaling $60,028 or 0.04% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $28,083,995 or 18.04% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$74,156,440
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$30,637,510

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$1,258,874
Aggregate gross unrealized depreciation.	(5,573,134)

Net unrealized depreciation	$(4,314,260)

Federal income tax cost of investments	$161,850,343

The Portfolio has a net capital loss carryforward of $24,685,257, of which $1,303,139 expires in the year 2007, $4,139,621 expires in the year 2008, $6,348,144 which expires in the year 2009, $10,736,475 which expires in the year 2010 and $2,157,878 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.2%)
Cooper Tire & Rubber Co.^	18,500	$206,090
Goodyear Tire & Rubber Co.*^	53,400	592,740
Johnson Controls, Inc.	58,800	4,834,536

		5,633,366

Automobiles (0.4%)
Ford Motor Co.^	565,997	3,922,359
General Motors Corp.^	170,600	5,082,174
Harley-Davidson, Inc.	81,000	4,446,090

		13,450,623

Distributors (0.1%)
Genuine Parts Co.^	52,100	2,170,486

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	42,200	2,180,474
H&R Block, Inc.	99,000	2,362,140

		4,542,614

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	131,000	5,467,940
Darden Restaurants, Inc.^	38,850	1,530,690
Harrah’s Entertainment, Inc.	55,700	3,964,726
Hilton Hotels Corp.	99,800	2,822,344
International Game Technology	102,300	3,881,262
Marriott International, Inc., Class A^	98,600	3,758,632
McDonald’s Corp.	375,900	12,630,240
Starbucks Corp.*	231,500	8,741,440
Starwood Hotels & Resorts Worldwide, Inc.	65,500	3,952,270
Wendy’s International, Inc.	35,100	2,045,979
Yum! Brands, Inc.	82,040	4,124,151

		52,919,674

Household Durables (0.6%)
Black & Decker Corp.	22,900	1,934,134
Centex Corp.^	36,600	1,840,980
D.R. Horton, Inc.	82,000	1,953,240
Fortune Brands, Inc.	44,200	3,138,642
Harman International Industries, Inc.	20,200	1,724,474
KB Home^	22,700	1,040,795
Leggett & Platt, Inc.	55,000	1,373,900
Lennar Corp., Class A.	42,000	1,863,540
Newell Rubbermaid, Inc.^	83,476	2,156,185
Pulte Homes, Inc.	64,200	1,848,318
Snap-On, Inc.	17,500	707,350
Stanley Works^	21,300	1,005,786
Whirlpool Corp.^	23,466	1,939,465

		22,526,809

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*^	93,300	3,608,844

Leisure Equipment & Products (0.2%)
Brunswick Corp.^	28,500	947,625
Eastman Kodak Co.^	86,600	2,059,348
Hasbro, Inc.	51,908	940,054
Mattel, Inc.	117,500	1,939,925

		5,886,952

Media (3.4%)
CBS Corp., Class B	233,050	6,304,002
Clear Channel Communications, Inc.^	151,790	4,697,901
Comcast Corp., Class A*	637,500	20,871,750
Dow Jones & Co., Inc.^	17,800	623,178
E.W. Scripps Co., Class A	25,600	1,104,384
Gannett Co., Inc.	71,700	4,010,181
Interpublic Group of Cos., Inc.*^	131,600	1,098,860
McGraw-Hill Cos., Inc.	107,900	5,419,817
Meredith Corp.	12,700	629,158
New York Times Co., Class A^	43,700	1,072,398
News Corp., Class A.	713,700	13,688,766
Omnicom Group, Inc.	51,500	4,588,135
Time Warner, Inc.	1,292,050	22,352,465
Tribune Co.^	66,070	2,142,650
Univision Communications, Inc., Class A*	67,300	2,254,550
Viacom, Inc., Class B*	217,550	7,796,992
Walt Disney Co.	662,200	19,866,000

		118,521,187

Multiline Retail (1.2%)
Big Lots, Inc.*^	34,400	587,552
Dillards, Inc., Class A^	18,600	592,410
Dollar General Corp.	93,990	1,313,980
Family Dollar Stores, Inc.	46,800	1,143,324
Federated Department Stores, Inc.	166,872	6,107,516
J.C. Penney Co., Inc.	70,800	4,779,708
Kohl’s Corp.*	102,700	6,071,624
Nordstrom, Inc.	64,900	2,368,850
Sears Holdings Corp.*	29,562	4,577,380
Target Corp	260,500	12,730,635

		40,272,979

Specialty Retail (2.0%)
Autonation, Inc.*^	44,689	958,132
AutoZone, Inc.*	16,100	1,420,020
Bed Bath & Beyond, Inc.*^	85,100	2,822,767
Best Buy Co., Inc.^	121,475	6,661,689
Circuit City Stores, Inc.^	45,400	1,235,788
Gap, Inc.	165,875	2,886,225
Home Depot, Inc.	623,650	22,320,433
Limited Brands, Inc.	103,457	2,647,465
Lowe’s Cos., Inc.	234,000	14,196,780
Office Depot, Inc.*	86,800	3,298,400
OfficeMax, Inc.^	21,400	872,050
RadioShack Corp.^	40,800	571,200
Sherwin-Williams Co.^	33,600	1,595,328
Staples, Inc.	219,675	5,342,496
Tiffany & Co.	42,400	1,400,048
TJX Cos., Inc.	137,900	3,152,394

		71,381,215

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	116,100	3,471,390
Jones Apparel Group, Inc.	33,900	1,077,681
Liz Claiborne, Inc.^	31,500	1,167,390
NIKE, Inc., Class B	56,900	4,608,900
V.F. Corp.	26,400	1,793,088

		12,118,449

Total Consumer Discretionary		353,033,198

Consumer Staples (9.6%)
Beverages (2.1%)
Anheuser-Busch Cos., Inc.	233,100	10,627,029
Brown-Forman Corp., Class B	25,000	1,786,250
Coca-Cola Co.	618,400	26,603,568
Coca-Cola Enterprises, Inc.	91,500	1,863,855
Constellation Brands, Inc., Class A*^	60,000	1,500,000
Molson Coors Brewing Co., Class B^	17,300	1,174,324
Pepsi Bottling Group, Inc.	40,400	1,298,860
PepsiCo, Inc.	498,560	29,933,542

		74,787,428

Food & Staples Retailing (2.4%)
Costco Wholesale Corp	142,100	8,118,173

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Corp.	246,900	$7,579,830
Kroger Co.	218,300	4,772,038
Safeway, Inc.	135,800	3,530,800
SUPERVALU, Inc.^	61,629	1,892,010
Sysco Corp.^	186,600	5,702,496
Wal-Mart Stores, Inc.	754,400	36,339,448
Walgreen Co.	304,700	13,662,748
Whole Foods Market, Inc.^	42,200	2,727,808

		84,325,351

Food Products (1.2%)
Archer-Daniels-Midland Co.	197,466	8,151,396
Campbell Soup Co.	55,900	2,074,449
ConAgra Foods, Inc.^	156,700	3,464,637
Dean Foods Co.*	41,010	1,525,162
General Mills, Inc.	107,300	5,543,118
H.J. Heinz Co.	101,050	4,165,281
Hershey Co.^	53,500	2,946,245
Kellogg Co.	73,500	3,559,605
McCormick & Co., Inc. (Non-Voting)	39,900	1,338,645
Sara Lee Corp.	229,300	3,673,386
Tyson Foods, Inc., Class A^	76,000	1,129,360
Wm. Wrigley Jr. Co.^	53,300	2,417,688
Wm. Wrigley Jr. Co., Class B	13,625	617,213

		40,606,185

Household Products (2.2%)
Clorox Co.	45,500	2,774,135
Colgate-Palmolive Co.	155,200	9,296,480
Kimberly-Clark Corp.	138,644	8,554,335
Procter & Gamble Co.	990,105	55,049,838

		75,674,788

Personal Products (0.2%)
Alberto-Culver Co.	22,900	1,115,688
Avon Products, Inc.	135,800	4,209,800
Estee Lauder Cos., Inc., Class A	35,800	1,384,386

		6,709,874

Tobacco (1.5%)
Altria Group, Inc.	630,000	46,260,900
Reynolds American, Inc.^	25,800	2,974,740
UST, Inc.^	48,600	2,196,234

		51,431,874

Total Consumer Staples		333,535,500

Energy (10.2%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	102,760	8,410,906
BJ Services Co.	97,000	3,614,220
Halliburton Co.	155,700	11,554,497
Nabors Industries Ltd.*	93,600	3,162,744
National Oilwell Varco, Inc.*	52,700	3,336,964
Noble Corp.^	41,500	3,088,430
Rowan Cos., Inc.	33,200	1,181,588
Schlumberger Ltd.	356,000	23,179,160
Transocean, Inc.*	97,992	7,870,717
Weatherford International Ltd.*	105,200	5,220,024

		70,619,250

Oil, Gas & Consumable Fuels (8.1%)
Anadarko Petroleum Corp.	138,344	6,597,625
Apache Corp.	99,580	6,796,335
Chesapeake Energy Corp.^	116,800	3,533,200
Chevron Corp.	668,784	41,504,735
ConocoPhillips	498,034	32,636,168
Consol Energy, Inc.^	55,200	2,578,944
Devon Energy Corp.	132,700	8,016,407
El Paso Corp.^	209,896	3,148,440
EOG Resources, Inc.	73,100	5,068,754
Exxon Mobil Corp.	1,825,602	112,000,683
Hess Corp.	72,700	3,842,195
Kerr-McGee Corp.	68,466	4,748,117
Kinder Morgan, Inc.	31,400	3,136,546
Marathon Oil Corp.	109,282	9,103,191
Murphy Oil Corp.^	50,100	2,798,586
Occidental Petroleum Corp.	129,200	13,249,460
Sunoco, Inc.^.	40,000	2,771,600
Valero Energy Corp.	185,700	12,352,764
Williams Cos., Inc.	179,500	4,193,120
XTO Energy, Inc.	109,866	4,863,768

		282,940,638

Total Energy		353,559,888

Financials (21.3%)
Capital Markets (3.4%)
Ameriprise Financial, Inc.	73,640	3,289,499
Bank of New York Co., Inc.	232,800	7,496,160
Bear Stearns Co., Inc.	36,353	5,092,328
Charles Schwab Corp.	311,325	4,974,974
E*Trade Financial Corp.*	128,600	2,934,652
Federated Investors, Inc., Class B	25,400	800,100
Franklin Resources, Inc.	46,300	4,019,303
Goldman Sachs Group, Inc.	130,400	19,616,072
Janus Capital Group, Inc.^	63,800	1,142,020
Legg Mason, Inc.	37,400	3,722,048
Lehman Brothers Holdings, Inc.	161,800	10,541,270
Mellon Financial Corp.	124,700	4,293,421
Merrill Lynch & Co., Inc.	278,800	19,393,328
Morgan Stanley	323,110	20,423,783
Northern Trust Corp.	55,900	3,091,270
State Street Corp.	100,200	5,820,618
T. Rowe Price Group, Inc.	80,100	3,028,581

		119,679,427

Commercial Banks (4.2%)
AmSouth Bancorp	104,350	2,760,057
BB&T Corp.	165,900	6,899,781
Comerica, Inc.	48,950	2,544,911
Commerce Bancorp, Inc./ New Jersey^	55,500	1,979,685
Compass Bancshares, Inc.^	38,900	2,162,840
Fifth Third Bancorp^	167,867	6,202,686
First Horizon National Corp.^	37,100	1,491,420
Huntington Bancshares, Inc./Ohio	73,988	1,744,637
KeyCorp	121,900	4,349,392
M&T Bank Corp.^	23,800	2,806,496
Marshall & Ilsley Corp.	67,900	3,105,746
National City Corp.	163,600	5,920,684
North Fork Bancorp, Inc.	140,350	4,234,359
PNC Financial Services Group, Inc.	89,300	6,266,181
Regions Financial Corp.	137,584	4,556,782
SunTrust Banks, Inc.	109,700	8,365,722
Synovus Financial Corp.	97,300	2,605,694
U.S. Bancorp	537,045	16,583,950
Wachovia Corp.	485,298	26,244,916
Wells Fargo & Co.	506,900	34,002,852
Zions Bancorp	32,000	2,494,080

		147,322,871

Consumer Finance (1.0%)
American Express Co.	372,200	19,808,484
Capital One Financial Corp.	91,400	7,810,130
SLM Corp.	123,900	6,556,788

		34,175,402

Diversified Financial Services (5.4%)
Bank of America Corp.	1,376,922	66,229,948
CIT Group, Inc.	60,100	3,142,629

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc.	1,499,916	$72,355,948
JPMorgan Chase & Co.	1,048,393	44,032,506
Moody’s Corp.	73,700	4,013,702

		189,774,733

Insurance (4.7%)
ACE Ltd.	98,100	4,962,879
Aflac, Inc.	150,400	6,971,040
Allstate Corp.	191,676	10,490,427
Ambac Financial Group, Inc.	31,900	2,587,090
American International Group, Inc.	783,657	46,274,946
Aon Corp.^	96,125	3,347,072
Chubb Corp.	125,100	6,242,490
Cincinnati Financial Corp.	52,213	2,454,533
Genworth Financial, Inc., Class A	110,000	3,832,400
Hartford Financial Services Group, Inc.	91,400	7,732,440
Lincoln National Corp.	86,628	4,889,284
Loews Corp.	122,900	4,356,805
Marsh & McLennan Cos., Inc.	165,700	4,455,673
MBIA, Inc.^	40,650	2,380,058
MetLife, Inc.	228,900	11,721,969
Principal Financial Group.	83,500	4,646,775
Progressive Corp.	236,100	6,070,131
Prudential Financial, Inc.	148,400	11,530,680
Safeco Corp.	35,900	2,022,965
St. Paul Travelers Cos., Inc.	210,024	9,362,870
Torchmark Corp.	30,200	1,833,744
UnumProvident Corp.^	90,320	1,637,502
XL Capital Ltd., Class A	54,400	3,334,720

		163,138,493

Real Estate Investment Trusts (REIT) (1.0%)
Apartment Investment & Management Co. (REIT)^	29,300	1,273,085
Archstone-Smith Trust (REIT)	64,400	3,276,028
Boston Properties, Inc. (REIT)	27,500	2,486,000
Equity Office Properties Trust (REIT)	110,400	4,030,704
Equity Residential (REIT)^	87,800	3,927,294
Kimco Realty Corp. (REIT)^	63,770	2,326,967
Plum Creek Timber Co., Inc. (REIT)^	55,600	1,973,800
Prologis Trust (REIT)	73,900	3,851,668
Public Storage, Inc. (REIT)^	24,900	1,889,910
Simon Property Group, Inc. (REIT)	55,300	4,586,582
Vornado Realty Trust (REIT)^	35,900	3,502,045

		33,124,083

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial Corp.	183,298	6,979,988
Fannie Mae	292,000	14,045,200
Freddie Mac	208,500	11,886,585
Golden West Financial Corp.	77,200	5,728,240
MGIC Investment Corp.^	26,300	1,709,500
Sovereign Bancorp, Inc.	119,223	2,421,419
Washington Mutual, Inc.	289,890	13,213,186

		55,984,118

Total Financials		743,199,127

Health Care (12.2%)
Biotechnology (1.2%)
Amgen, Inc.*	355,804	23,209,095
Biogen Idec, Inc.*	103,700	4,804,421
Genzyme Corp.*	78,500	4,792,425
Gilead Sciences, Inc.*	137,200	8,116,752
Medimmune, Inc.*^	75,000	2,032,500

		42,955,193

Health Care Equipment & Supplies (1.6%)
Bausch & Lomb, Inc.	16,200	794,448
Baxter International, Inc.	197,500	7,260,100
Becton, Dickinson & Co.	74,600	4,560,298
Biomet, Inc.	74,225	2,322,500
Boston Scientific Corp.*	366,606	6,173,645
C.R. Bard, Inc.	31,200	2,285,712
Hospira, Inc.*	47,060	2,020,757
Medtronic, Inc.	364,200	17,088,264
St. Jude Medical, Inc.*	108,872	3,529,630
Stryker Corp.	88,200	3,714,102
Zimmer Holdings, Inc.*	74,800	4,242,656

		53,992,112

Health Care Providers & Services (2.7%)
Aetna, Inc.	171,072	6,830,905
AmerisourceBergen Corp.	63,300	2,653,536
Cardinal Health, Inc.	126,025	8,107,188
Caremark Rx, Inc.	133,400	6,652,658
CIGNA Corp.	36,100	3,556,211
Coventry Health Care, Inc.*	48,400	2,659,096
Express Scripts, Inc.*	44,300	3,178,082
HCA, Inc.	123,050	5,309,607
Health Management Associates, Inc., Class A^	72,600	1,430,946
Humana, Inc.*	49,600	2,663,520
Laboratory Corp. of America Holdings*	37,600	2,339,848
Manor Care, Inc.^	23,800	1,116,696
McKesson Corp.	91,681	4,334,678
Medco Health Solutions, Inc.*	90,936	5,208,814
Patterson Cos., Inc.*^	41,800	1,460,074
Quest Diagnostics, Inc.^	49,000	2,936,080
Tenet Healthcare Corp.*^	142,000	991,160
UnitedHealth Group, Inc.	406,400	18,198,592
WellPoint, Inc.*	192,300	13,993,671

		93,621,362

Health Care Technology (0.0%)
IMS Health, Inc.^	60,170	1,615,565

Life Sciences Tools & Services (0.3%)
Applera Corp.- Applied Biosystems Group	55,800	1,805,130
Fisher Scientific International, Inc.*	37,400	2,732,070
Millipore Corp.*	16,000	1,007,840
PerkinElmer, Inc.	38,200	798,380
Thermo Electron Corp.*	49,300	1,786,632
Waters Corp.*	31,200	1,385,280

		9,515,332

Pharmaceuticals (6.4%)
Abbott Laboratories	460,500	20,082,405
Allergan, Inc.	46,000	4,933,960
Barr Pharmaceuticals, Inc.*	32,000	1,526,080
Bristol-Myers Squibb Co.	593,300	15,342,738
Eli Lilly & Co.	341,000	18,847,070
Forest Laboratories, Inc.*	98,300	3,803,227
Johnson & Johnson	893,410	53,533,127
King Pharmaceuticals, Inc.*	73,010	1,241,170
Merck & Co., Inc.	658,500	23,989,155
Mylan Laboratories, Inc.	63,400	1,268,000
Pfizer, Inc.	2,210,872	51,889,166
Schering-Plough Corp.	446,800	8,502,604
Watson Pharmaceuticals, Inc.*^	30,700	714,696

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	406,100	$18,034,901

		223,708,299

Total Health Care		425,407,863

Industrials (11.6%)
Aerospace & Defense (2.4%)
Boeing Co.	241,274	19,762,753
General Dynamics Corp.	121,800	7,973,028
Goodrich Corp.	37,300	1,502,817
Honeywell International, Inc.	249,812	10,067,424
L-3 Communications Holdings, Inc.	36,800	2,775,456
Lockheed Martin Corp.	106,808	7,662,406
Northrop Grumman Corp.	103,720	6,644,303
Raytheon Co.	134,600	5,999,122
Rockwell Collins, Inc.	51,600	2,882,892
United Technologies Corp.	305,000	19,343,100

		84,613,301

Air Freight & Logistics (1.1%)
FedEx Corp.	92,060	10,758,132
United Parcel Service, Inc., Class B	327,200	26,938,376

		37,696,508

Airlines (0.1%)
Southwest Airlines Co.	213,068	3,487,923

Building Products (0.2%)
American Standard Cos., Inc.^	53,300	2,306,291
Masco Corp.^	119,800	3,550,872

		5,857,163

Commercial Services & Supplies (0.7%)
Allied Waste Industries, Inc.*^	72,900	828,144
Avery Dennison Corp.	33,100	1,921,786
Cendant Corp.	301,779	4,915,980
Cintas Corp.	41,600	1,654,016
Equifax, Inc.	38,700	1,328,958
Monster Worldwide, Inc.*	38,700	1,650,942
Pitney Bowes, Inc.	66,900	2,762,970
R.R. Donnelley & Sons Co.	65,200	2,083,140
Robert Half International, Inc.^	51,800	2,175,600
Waste Management, Inc.	164,456	5,900,681

		25,222,217

Construction & Engineering (0.1%)
Fluor Corp.	26,400	2,453,352

Electrical Equipment (0.5%)
American Power Conversion Corp.^	51,100	995,939
Cooper Industries Ltd., Class A.	27,900	2,592,468
Emerson Electric Co.	123,800	10,375,678
Rockwell Automation, Inc.	53,500	3,852,535

		17,816,620

Industrial Conglomerates (4.1%)
3M Co.	227,500	18,375,175
General Electric Co.	3,137,500	103,412,000
Textron, Inc.	39,200	3,613,456
Tyco International Ltd.	614,452	16,897,430

		142,298,061

Machinery (1.6%)
Caterpillar, Inc.	202,000	15,044,960
Cummins, Inc.	14,000	1,711,500
Danaher Corp.	71,100	4,573,152
Deere & Co.	70,700	5,902,743
Dover Corp.	61,500	3,039,945
Eaton Corp.	45,300	3,415,620
Illinois Tool Works, Inc.	124,900	5,932,750
Ingersoll-Rand Co., Ltd., Class A	99,200	4,243,776
ITT Industries, Inc.	55,800	2,762,100
Navistar International Corp.*	18,600	457,746
PACCAR, Inc.	50,300	4,143,714
Pall Corp.^	37,600	1,052,800
Parker Hannifin Corp.	36,250	2,813,000

		55,093,806

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	109,953	8,713,775
CSX Corp.	66,800	4,705,392
Norfolk Southern Corp.	125,100	6,657,822
Ryder System, Inc.^	18,400	1,075,112
Union Pacific Corp.	81,100	7,539,056

		28,691,157

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	23,000	1,730,290

Total Industrials		404,960,398

Information Technology (14.8%)
Communications Equipment (2.8%)
ADC Telecommunications, Inc.*^	35,314	595,394
Andrew Corp.*	48,100	426,166
Avaya, Inc.*^	123,977	1,415,818
Ciena Corp.*^	177,300	852,813
Cisco Systems, Inc.*	1,841,900	35,972,307
Comverse Technology, Inc.*	60,900	1,203,993
Corning, Inc.*	469,942	11,367,897
JDS Uniphase Corp.*^	508,300	1,285,999
Juniper Networks, Inc.*	170,700	2,729,493
Lucent Technologies, Inc.*^	1,351,686	3,271,080
Motorola, Inc.	745,202	15,015,820
QUALCOMM, Inc.	505,700	20,263,399
Tellabs, Inc.*	135,200	1,799,512

		96,199,691

Computers & Peripherals (3.4%)
Apple Computer, Inc.*	256,600	14,656,992
Dell, Inc.*	685,400	16,730,614
EMC Corp.*	713,450	7,826,546
Gateway, Inc.*^	79,700	151,430
Hewlett-Packard Co.	841,672	26,664,169
International Business Machines Corp.	467,800	35,936,396
Lexmark International, Inc., Class A*^	31,700	1,769,811
NCR Corp.*	54,900	2,011,536
Network Appliance, Inc.*	112,800	3,981,840
QLogic Corp.*	48,600	837,864
SanDisk Corp.*^	58,900	3,002,722
Sun Microsystems, Inc.*	1,055,300	4,379,495

		117,949,415

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	128,423	4,053,030
Jabil Circuit, Inc.	53,700	1,374,720
Molex, Inc.^	42,750	1,435,117
Sanmina-SCI Corp.*	160,700	739,220
Solectron Corp.*	275,900	943,578
Symbol Technologies, Inc.	76,500	825,435
Tektronix, Inc.	25,200	741,384

		10,112,484

Internet Software & Services (1.4%)
eBay, Inc.*	348,800	10,216,352
Google, Inc., Class A*	62,230	26,094,906
VeriSign, Inc.*^	73,900	1,712,263
Yahoo!, Inc.*	378,300	12,483,900

		50,507,421

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.0%)
Affiliated Computer Services, Inc., Class A*	35,680	$1,841,445
Automatic Data Processing, Inc.	173,900	7,886,365
Computer Sciences Corp.*	56,600	2,741,704
Convergys Corp.*	42,200	822,900
Electronic Data Systems Corp.	156,400	3,762,984
First Data Corp.	230,949	10,401,943
Fiserv, Inc.*	53,000	2,404,080
Paychex, Inc.	100,775	3,928,209
Sabre Holdings Corp., Class A^	40,042	880,924
Unisys Corp.*^	103,400	649,352

		35,319,906

Office Electronics (0.1%)
Xerox Corp.*	277,000	3,853,070

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	146,000	3,565,320
Altera Corp.*	108,400	1,902,420
Analog Devices, Inc.	108,900	3,500,046
Applied Materials, Inc.	471,800	7,680,904
Broadcom Corp., Class A*	138,200	4,152,910
Freescale Semiconductor, Inc., Class B*	122,400	3,598,560
Intel Corp.	1,755,200	33,261,040
KLA-Tencor Corp.	60,000	2,494,200
Linear Technology Corp.	91,600	3,067,684
LSI Logic Corp.*	119,700	1,071,315
Maxim Integrated Products, Inc.	96,700	3,105,037
Micron Technology, Inc.*	218,700	3,293,622
National Semiconductor Corp.	101,800	2,427,930
Novellus Systems, Inc.*	38,300	946,010
NVIDIA Corp.*	106,300	2,263,127
PMC-Sierra, Inc.*^	62,300	585,620
Teradyne, Inc.*^	59,800	833,014
Texas Instruments, Inc.	470,081	14,238,754
Xilinx, Inc.	103,600	2,346,540

		94,334,053

Software (3.1%)
Adobe Systems, Inc.*	180,600	5,483,016
Autodesk, Inc.*	69,900	2,408,754
BMC Software, Inc.*	64,200	1,534,380
CA, Inc.^	137,625	2,828,194
Citrix Systems, Inc.*	54,900	2,203,686
Compuware Corp.*	113,800	762,460
Electronic Arts, Inc.*	92,300	3,972,592
Intuit, Inc.*	51,500	3,110,085
Microsoft Corp.	2,647,100	61,677,430
Novell, Inc.*^	102,200	677,586
Oracle Corp.*	1,175,047	17,026,431
Parametric Technology Corp.*	33,540	426,293
Symantec Corp.*	312,290	4,852,987

		106,963,894

Total Information Technology		515,239,934

Materials (3.0%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	67,600	4,320,992
Ashland, Inc.	21,400	1,427,380
Dow Chemical Co	290,101	11,322,642
Eastman Chemical Co.^	24,600	1,328,400
Ecolab, Inc.	54,900	2,227,842
E.I. du Pont de Nemours & Co.	277,900	11,560,640
Hercules, Inc.*^	34,200	521,892
International Flavors & Fragrances, Inc.^	23,800	838,712
Monsanto Co.	81,599	6,869,820
PPG Industries, Inc.	49,900	3,293,400
Praxair, Inc.	97,400	5,259,600
Rohm & Haas Co.	43,806	2,195,557
Sigma-Aldrich Corp.^	20,200	1,467,328

		52,634,205

Construction Materials (0.1%)
Vulcan Materials Co.	30,300	2,363,400

Containers & Packaging (0.2%)
Ball Corp.	31,500	1,166,760
Bemis Co.	31,600	967,592
Pactiv Corp.*	42,500	1,051,875
Sealed Air Corp.^	24,517	1,276,845
Temple-Inland, Inc.	33,300	1,427,571

		5,890,643

Metals & Mining (0.9%)
Alcoa, Inc.	262,448	8,492,817
Allegheny Technologies, Inc.^	26,250	1,817,550
Freeport-McMoRan Copper & Gold, Inc., Class B^	56,800	3,147,288
Newmont Mining Corp.	135,400	7,166,722
Nucor Corp.^	94,000	5,099,500
Phelps Dodge Corp.	61,496	5,052,512
United States Steel Corp.	37,600	2,636,512

		33,412,901

Paper & Forest Products (0.3%)
International Paper Co.	148,735	4,804,140
Louisiana-Pacific Corp.	32,000	700,800
MeadWestvaco Corp.	54,559	1,523,833
Weyerhaeuser Co.	74,200	4,618,950

		11,647,723

Total Materials		105,948,872

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	1,173,113	32,718,122
BellSouth Corp.	545,700	19,754,340
CenturyTel, Inc.	34,950	1,298,392
Citizens Communications Co.	98,000	1,278,900
Embarq Corp.*	44,909	1,840,820
Qwest Communications International, Inc.*^	472,243	3,820,446
Verizon Communications, Inc.	880,146	29,476,089

		90,187,109

Wireless Telecommunication Services (0.7%)
ALLTEL Corp.	117,400	7,493,642
Sprint Nextel Corp.	898,791	17,966,832

		25,460,474

Total Telecommunication Services		115,647,583

Utilities (3.4%)
Electric Utilities (1.5%)
Allegheny Energy, Inc.*.	49,200	1,823,844
American Electric Power Co., Inc.	118,780	4,068,215
Edison International, Inc.	98,300	3,833,700
Entergy Corp.	62,700	4,436,025
Exelon Corp.	201,700	11,462,611
FirstEnergy Corp.	99,501	5,393,949
FPL Group, Inc.^	121,900	5,044,222
Pinnacle West Capital Corp.^	29,900	1,193,309
PPL Corp.	114,788	3,707,653
Progress Energy, Inc.^	76,300	3,270,981
Southern Co.	223,900	7,175,995

		51,410,504

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.0%)
Nicor, Inc.^	13,300	$551,950
Peoples Energy Corp.^	11,500	412,965

		964,915

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	198,600	3,664,170
Constellation Energy Group, Inc.	53,900	2,938,628
Dynegy, Inc., Class A*	111,313	608,882
TXU Corp.	139,500	8,340,705

		15,552,385

Multi-Utilities (1.4%)
Ameren Corp.^	61,900	3,125,950
CenterPoint Energy, Inc.^	93,900	1,173,750
CMS Energy Corp.*^	66,700	863,098
Consolidated Edison, Inc.^	74,100	3,293,004
Dominion Resources, Inc.	104,823	7,839,712
DTE Energy Co.^	53,600	2,183,664
Duke Energy Corp.	372,612	10,943,614
KeySpan Corp.	52,700	2,129,080
NiSource, Inc.^	82,259	1,796,537
PG&E Corp.^	104,700	4,112,616
Public Service Enterprise Group, Inc.	75,800	5,011,896
Sempra Energy	78,122	3,552,989
TECO Energy, Inc.^	62,900	939,726
Xcel Energy, Inc.^	122,345	2,346,576

		49,312,212

Total Utilities		117,240,016

Total Common Stocks (99.5%) (Cost $3,042,358,261)		3,467,772,379

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.0%)
U.S. Treasury Bills
4.44%, 7/20/06 (p)	$450,000	448,892

Short-Term Investments of Cash Collateral for Securities Loaned (4.1%)
Bank of America Corp.
5.31%, 8/8/06	12,000,000	12,000,000
Belmont Funding LLC
5.31%, 7/5/06	9,992,625	9,992,625
Citigroup, Inc.
5.17%, 11/1/07 (l)	1,300,800	1,300,800
Deutsche Bank Financial, Inc.
5.32%, 7/3/06	9,995,567	9,995,567
General Electric Capital Corp.
5.35%, 7/3/06	9,995,542	9,995,542
Gotham Funding Corp.
5.30%, 7/3/06	9,995,583	9,995,583
Intesa Funding LLC
5.30%, 7/3/06	9,995,583	9,995,583
Lafayette Asset
5.32%, 7/3/06	9,995,567	9,995,567
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	8,000,000	8,000,000
Liberty Street Funding Co.
5.32%, 7/31/06	9,954,361	9,954,361
Norinchukin Bank N.Y.
5.33%, 8/8/06	11,999,934	11,999,934
Old Line Funding
5.33%, 8/10/06	9,939,639	9,939,639
San Paolo IMI Bank
5.32%, 7/3/06	6,298,733	6,298,733
Sheffield Receivable Corp.
5.30%, 7/5/06	9,992,639	9,992,639
Swedbank N.Y.
5.20%, 7/14/06 (l)	2,999,869	2,999,869
Union Bank of Switzerland
5.31%, 8/8/06	12,000,000	12,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		144,456,442

Time Deposit (0.1%)
JPMorgan Chase Nassau
4.58%, 7/3/06	2,157,264	2,157,264

Total Short-Term Investments (4.2%) (Cost/Amortized Cost $147,062,625)		147,062,598

Total Investments (103.7%) (Cost/Amortized Cost $3,189,420,886)		3,614,834,977
Other Assets Less Liabilities (-3.7%)		(129,984,965)

Net Assets (100%)		$3,484,850,012

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(p)	Yield to maturity.

At June 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/06	Unrealized Appreciation
S & P 500 Index	12	September-06	$3,740,700	$3,838,200	$97,500

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$90,677,548
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$259,674,603

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$828,023,370
Aggregate gross unrealized depreciation	(417,185,175)

Net unrealized appreciation	$410,838,195

Federal income tax cost of investments	$3,203,996,782

At June 30, 2006, the Portfolio had loaned securities with a total value of $142,884,842. This was secured by collateral of $144,456,442 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

		Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (6.8%)
Australia & New Zealand Bank Group
6.000%, 3/1/11	AUD	7,500,000	$5,475,013
Australian Government Bond
5.250%, 3/15/19		20,215,000	14,276,113
General Electric Capital Australia Funding Pty Ltd.
6.000%, 6/15/11		1,360,000	991,809

Total Australia			20,742,935

Austria (0.2%)
Austria Government International Bond
6.000%, 9/26/08	NZD	820,000	490,776

Belgium (0.1%)
Telenet Communications N.V.
9.000%, 12/15/13 (b) (m)	EUR	168,075	235,326

Bermuda (0.2%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12 (m)		500,000	700,061

Canada (13.4%)
Canada Housing Trust No. 1
3.700%, 9/15/08 §(b)	CAD	3,370,000	2,975,455
4.650%, 9/15/09		8,500,000	7,615,705
Canadian Government Bond
4.250%, 12/1/21		1,005,768	1,195,509
4.250%, 12/1/26		10,067,347	12,632,117
Province of Ontario
5.750%, 3/3/08	NZD	1,774,000	1,060,303
4.500%, 4/17/08	CAD	8,200,000	7,350,934
6.250%, 6/16/15	NZD	4,800,000	2,863,922
Province of Quebec
4.250%, 7/9/10	CAD	3,050,000	2,682,722
3.375%, 6/20/16	EUR	2,000,000	2,357,395

Total Canada			40,734,062

Cayman Islands (0.1%)
ASIF II
5.375%, 12/7/09	GBP	100,000	185,373

Denmark (9.1%)
Danmark Government Bond
4.000%, 11/15/15	DKK	3,100,000	525,864
7.000%, 11/10/24		51,000,000	11,620,176
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16 (b) (m)	EUR	185,000	241,873
Nykredit Realkredit A/S
4.000%, 10/1/25	DKK	13,319,164	2,163,258
5.000%, 10/1/35		46,879,860	7,874,450
Realkredit Denmark A/S
5.000%, 10/1/35		17,300,000	2,905,451
Totalkredit A/S
3.708%, 1/1/15 (l)		14,367,878	2,470,770

Total Denmark			27,801,842

France (5.4%)
France Government Bond OAT
4.250%, 4/25/19	EUR	5,000,000	6,445,763
France Telecom S.A.
7.500%, 3/14/11 (m)	GBP	740,000	1,482,677
Societe National Chemins de Fer Francais
4.625%, 1/14/15	CAD	1,000,000	872,557
Total Capital S.A.
4.875%, 12/23/10	GBP	4,100,000	7,496,617

Total France			16,297,614

Germany (4.6%)
Kreditanstalt fuer Wiederaufbau
5.375%, 1/29/14		838,000	1,579,666
5.125%, 3/14/16		10,000,000	9,662,000
L- Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
6.500%, 9/28/07	NZD	1,000,000	602,706
Landwirtschaftliche Rentenbank
7.000%, 12/27/07		1,400,000	849,143
5.750%, 6/15/11	AUD	1,710,000	1,244,270

Total Germany			13,937,785

Hong Kong (2.8%)
Hong Kong Government Bond
4.230%, 3/21/11	HKD	68,650,000	8,677,238

Luxembourg (0.2%)
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b) (m)	EUR	380,000	512,611

Mexico (2.9%)
Mexican Bonos
10.000%, 12/5/24	MXN	94,460,000	8,745,855

Netherlands (5.0%)
Bank Nederlandse Gemeenten
5.000%, 7/16/10	AUD	6,950,000	4,934,123
Rabobank Nederland
4.250%, 1/5/09	CAD	7,480,000	6,637,250
4.000%, 9/23/10		150,000	129,979
RWE Finance BV
4.625%, 8/17/10	GBP	2,000,000	3,611,543

Total Netherlands			15,312,895

New Zealand (2.8%)
New Zealand Government Bond
6.000%, 7/15/08	NZD	2,840,000	1,718,880
6.500%, 4/15/13		10,700,000	6,751,865

Total New Zealand			8,470,745

Norway (4.5%)
DnB NOR Bank ASA
4.466%, 8/11/09 (l)	CAD	150,000	135,193
Norwegian Government Bond
6.500%, 5/15/13	NOK	57,585,000	10,456,444
4.250%, 5/19/17		20,070,000	3,190,506

Total Norway			13,782,143

Singapore (2.8%)
Singapore Government Bond
3.625%, 7/1/14	SGD	13,375,000	8,487,693

South Africa (0.1%)
Savcio Holdings Property Ltd.
8.000%, 2/15/13 (m)	EUR	350,000	454,241

Supranational (2.6%)
Eurofima
5.500%, 9/15/09	AUD	480,000	350,324
6.500%, 8/22/11		540,000	406,753
6.250%, 12/28/18		1,800,000	1,352,884
European Investment Bank
8.000%, 10/21/13	ZAR	33,990,000	4,523,564
3.125%, 10/15/15	EUR	470,000	554,777
7.500%, 6/1/16	ZAR	2,750,000	352,110
International Bank for Reconstruction and Development
12.500%, 5/14/12		1,900,000	302,069

Total Supranational			7,842,481

Sweden (9.5%)
Sweden Government Bond
5.500%, 10/8/12	SEK.	92,750,000	13,990,817
3.000%, 7/12/16		117,400,000	14,940,144

Total Sweden			28,930,961

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

		Principal Amount	Value (Note 1)
United Kingdom (6.8%)
Marks & Spencer plc
5.625%, 3/24/14	GBP	4,000,000	$7,285,519
National Grid Gas plc
7.000%, 12/15/08	AUD	150,000	112,807
United Kingdom Gilt Inflation Linked Bond
2.500%, 8/23/11	GBP	325,000	1,607,592
1.250%, 11/22/17		6,611,765	11,743,308

Total United Kingdom			20,749,226

United States (9.9%)
Constellation Brands, Inc.
8.500%, 11/15/09		500,000	989,509
Federal Home Loan Mortgage Corp.
6.000%, 4/1/36		$982,253	967,244
General Electric Capital Corp.
3.500%, 12/28/07	CAD	200,000	176,609
Government National Mortgage Association
5.500%, 6/15/36		$1,121,318	1,087,381
Merrill Lynch & Co., Inc.
5.125%, 9/24/10	GBP	130,000	237,647
Morgan Stanley
5.375%, 11/14/13		250,000	458,517
5.125%, 11/30/15		1,080,000	1,927,339
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	500,000	364,786
TRW Automotive, Inc.
10.125%, 2/15/13	EUR	370,000	526,324
U.S. Treasury Bonds
4.500%, 2/15/36		$5,007,000	4,489,482
Inflation Indexed
2.375%, 1/15/25		9,618,120	9,361,134
U.S. Treasury Notes
5.125%, 5/15/16		5,000,000	4,994,140
Inflation Indexed
2.000%, 1/15/16		3,044,820	2,907,684
Wal-Mart Stores, Inc.
4.750%, 1/29/13	GBP	850,000	1,530,574

Total United States.			30,018,370

Total Investments (89.8%) (Cost $274,904,664).			273,110,233
Other Assets Less Liabilities (10.2%)			30,924,902

Net Assets (100%)			$304,035,135

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $2,975,455 or 0.98% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD	— Australian Dollar

CAD	— Canadian Dollar

DKK	— Danish Krone

EUR	— European Currency Unit

GBP	— British Pound

HKD	— Hong Kong Dollar

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

SEK	— Swedish Krona

SGD	— Singapore Dollar

ZAR	— South African Rand

At June 30, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 8/2/06	1,733	$2,200,000	$2,219,878	$19,878
Japanese Yen, expiring 9/8/06	4,100,353	36,240,000	36,210,670	(29,330)
Japanese Yen, expiring 9/29/06	5,140,183	44,781,192	45,528,030	746,838

				$737,386

Foreign Currency Sell Contracts
European Union, expiring 8/2/06	2,200	$2,828,474	$2,818,779	$9,695
New Zealand Dollar, expiring 9/29/06	66,329	44,781,192	45,842,186	(1,060,994)

				$(1,051,299)

				$(313,913)

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$259,310,707
U.S. Government securities	21,966,900

$281,277,607

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$14,805,719

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$834,975
Aggregate gross unrealized depreciation	(2,629,551)

Net unrealized depreciation	$(1,794,576)

Federal income tax cost of investments	$274,904,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.6%)
Diversified Consumer Services (2.9%)
Apollo Group, Inc., Class A*	99,379	$5,134,913

Hotels, Restaurants & Leisure (3.9%)
Carnival Corp.	45,347	1,892,784
OSI Restaurant Partners, Inc.	146,106	5,055,267

		6,948,051

Internet & Catalog Retail (3.7%)
Amazon.com, Inc.*	173,623	6,715,738

Media (2.5%)
Omnicom Group, Inc.	50,869	4,531,919

Multiline Retail (0.8%)
Target Corp.	28,392	1,387,517

Specialty Retail (3.8%)
Best Buy Co., Inc.	53,447	2,931,034
Chico’s FAS, Inc.*	142,384	3,841,520

		6,772,554

Total Consumer Discretionary		31,490,692

Consumer Staples (7.9%)
Beverages (2.6%)
Coca-Cola Co.	106,781	4,593,719

Food & Staples Retailing (3.2%)
Wal-Mart Stores, Inc.	117,908	5,679,628

Household Products (2.1%)
Procter & Gamble Co.	68,588	3,813,493

Total Consumer Staples		14,086,840

Energy (4.0%)
Energy Equipment & Services (1.9%)
Schlumberger Ltd.	27,877	1,815,071
Weatherford International Ltd.*	30,851	1,530,827

		3,345,898

Oil, Gas & Consumable Fuels (2.1%)
Apache Corp.	14,519	990,922
ConocoPhillips	14,511	950,906
Exxon Mobil Corp.	30,629	1,879,089

		3,820,917

Total Energy.		7,166,815

Financials (5.1%)
Diversified Financial Services (2.6%)
Citigroup, Inc.	95,326	4,598,526

Insurance (2.5%)
Marsh & McLennan Cos., Inc.	165,007	4,437,038

Total Financials		9,035,564

Health Care (21.2%)
Biotechnology (5.6%)
Amgen, Inc.*	96,085	6,267,624
Biogen Idec, Inc.*	82,636	3,828,526

		10,096,150

Health Care Equipment & Supplies (7.4%)
Medtronic, Inc.	95,772	4,493,622
St. Jude Medical, Inc.*	142,964	4,634,893
Zimmer Holdings, Inc.*	72,318	4,101,877

		13,230,392

Pharmaceuticals (8.2%)
Abbott Laboratories	133,789	5,834,538
Bristol-Myers Squibb Co.	195,075	5,044,640
Johnson & Johnson	31,063	1,861,295
Pfizer, Inc.	78,534	1,843,193

		14,583,666

Total Health Care		37,910,208

Industrials (7.9%)
Aerospace & Defense (1.0%)
Lockheed Martin Corp.	24,970	1,791,348

Commercial Services & Supplies (1.7%)
Cintas Corp.	79,115	3,145,612

Industrial Conglomerates (3.7%)
Tyco International Ltd.	239,881	6,596,727

Machinery (1.5%)
Pall Corp.	94,172	2,636,816

Total Industrials		14,170,503

Information Technology (35.0%)
Communications Equipment (4.3%)
Cisco Systems, Inc.*	225,925	4,412,315
QUALCOMM, Inc.	79,891	3,201,232

		7,613,547

Computers & Peripherals (6.9%)
Dell, Inc.*	229,129	5,593,039
Lexmark International, Inc., Class A*	121,600	6,788,928

		12,381,967

Internet Software & Services (6.0%)
eBay, Inc.*	187,603	5,494,892
Google, Inc., Class A*	12,563	5,268,043

		10,762,935

IT Services (3.2%)
Affiliated Computer Services, Inc., Class A*.	74,737	3,857,177
Automatic Data Processing, Inc.	40,572	1,839,940

		5,697,117

Semiconductors & Semiconductor Equipment (7.2%)
Altera Corp.*	354,703	6,225,038
Intel Corp.	206,736	3,917,647
KLA-Tencor Corp.	22,951	954,073
Texas Instruments, Inc.	58,862	1,782,930

		12,879,688

Software (7.4%)
Cadence Design Systems, Inc.*	96,069	1,647,583
Microsoft Corp.	235,868	5,495,725
Oracle Corp.*	412,176	5,972,430

		13,115,738

Total Information Technology		62,450,992

Total Common Stocks (98.7%) (Cost $177,077,038)		176,311,614

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.2%)
JPMorgan Chase Nassau 4.58%, 7/3/06 (Amortized Cost $3,998,058)	$3,998,058	3,998,058

Total Investments (100.9%) (Cost/Amortized Cost $181,075,096)		180,309,672
Other Assets Less Liabilities (-0.9%)		(1,621,466)

Net Assets (100%)		$178,688,206

*	Non-income producing.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$209,258,388
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$209,850,262

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,191,621
Aggregate gross unrealized depreciation	(6,194,380)

Net unrealized depreciation	$(1,002,759)

Federal income tax cost of investments	$181,312,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.1%)
Diversified Consumer Services (3.4%)
DeVry, Inc.*^	1,310,065	$28,782,128
Service Corp. International	856,700	6,973,538
Universal Technical Institute, Inc.*^	248,840	5,479,457
Weight Watchers International, Inc.	165,300	6,759,117

		47,994,240

Hotels, Restaurants & Leisure (1.7%)
International Game Technology	229,400	8,703,436
Las Vegas Sands Corp.*	122,600	9,545,636
Ruth’s Chris Steak House*	70,919	1,448,166
Shuffle Master, Inc.*^	56,100	1,838,958
Wynn Resorts Ltd.*^	33,900	2,484,870

		24,021,066

Household Durables (6.5%)
Harman International
Industries, Inc.	1,069,800	91,328,826

Leisure Equipment & Products (0.3%)
Eastman Kodak Co.^	203,930	4,849,455

Media (1.5%)
Walt Disney Co.	691,600	20,748,000

Multiline Retail (1.6%)
Federated Department Stores, Inc.	631,500	23,112,900

Specialty Retail (3.7%)
Aeropostale, Inc.*	523,966	15,137,378
GameStop Corp., Class A*^	544,585	22,872,570
TJX Cos., Inc.	592,100	13,535,406

		51,545,354

Textiles, Apparel & Luxury Goods (1.4%)
Phillips-Van Heusen Corp.^	507,700	19,373,832

Total Consumer Discretionary		282,973,673

Consumer Staples (4.0%)
Beverages (1.4%)
Molson Coors Brewing Co., Class B^	283,205	19,223,955

Food & Staples Retailing (1.9%)
Safeway, Inc.	1,038,000	26,988,000

Personal Products (0.7%)
Avon Products, Inc.	320,200	9,926,200

Total Consumer Staples		56,138,155

Energy (11.6%)
Energy Equipment & Services (7.2%)
Cameron International Corp.*	120,500	5,756,285
Diamond Offshore Drilling, Inc.^	231,800	19,454,974
ENSCO International, Inc	224,030	10,309,860
FMC Technologies, Inc.*	91,500	6,172,590
GlobalSantaFe Corp	337,700	19,502,175
National Oilwell Varco, Inc.*	288,884	18,292,135
SEACOR Holdings, Inc.*^	278,900	22,897,690

		102,385,709

Oil, Gas & Consumable Fuels (4.4%)
EOG Resources, Inc	101,000	7,003,340
EXCO Resources, Inc.*^	532,200	6,067,080
Goodrich Petroleum Corp.*^	150,700	4,278,373
Hess Corp.	150,500	7,953,925
Noble Energy, Inc.	83,000	3,889,380
Tesoro Corp.^	341,400	25,386,504
XTO Energy, Inc.	157,200	6,959,244

		61,537,846

Total Energy		163,923,555

Financials (3.2%)
Capital Markets (2.2%)
Greenhill & Co., Inc.^	122,100	7,418,796
Jeffries Group, Inc.	135,800	4,023,754
Lazard Ltd., Class A^	356,400	14,398,560
Thomas Weisel Partners Group, Inc.*	236,900	4,503,469

		30,344,579

Diversified Financial Services (1.0%)
IntercontinentalExchange, Inc.*	250,238	14,498,790

Total Financials.		44,843,369

Health Care (6.1%)
Biotechnology (0.4%)
Neurocrine Biosciences, Inc.*^	553,900	5,871,340

Health Care Equipment & Supplies (4.1%)
Advanced Medical Optics, Inc.*^	620,700	31,469,490
Cytyc Corp.*	1,033,300	26,204,488

		57,673,978

Health Care Providers & Services (0.6%)
Chemed Corp.^	40,300	2,197,559
Patterson Cos., Inc.*^	183,912	6,424,046

		8,621,605

Pharmaceuticals (1.0%)
Allergan, Inc.	131,800	14,136,868

Total Health Care		86,303,791

Industrials (17.4%)
Aerospace & Defense (0.6%)
Argon ST, Inc.*^	321,543	8,562,690

Airlines (2.5%)
AirAsia Bhd*	8,102,300	3,307,511
U.S. Airways Group, Inc.*	311,300	15,733,102
UAL Corp.*^	513,709	15,935,253

		34,975,866

Commercial Services & Supplies (3.5%)
Allied Waste Industries, Inc.*^	1,125,053	12,780,602
Global Cash Access, Inc.*^	408,200	6,380,166
Knoll, Inc.^	751,422	13,796,108
Monster Worldwide, Inc.*	265,000	11,304,900
Steelcase, Inc., Class A^	253,900	4,176,655

		48,438,431

Construction & Engineering (2.9%)
Chicago Bridge & Iron Co., N.V.	6,400	154,560
Fluor Corp.	269,665	25,059,969
Foster Wheeler Ltd.*	182,581	7,887,499
Quanta Services, Inc.*^	463,900	8,039,387

		41,141,415

Electrical Equipment (0.1%)
ABB Ltd. (ADR)	111,400	1,443,744

Industrial Conglomerates (1.7%)
McDermott International, Inc.*	537,900	24,458,313

Machinery (3.4%)
Deere & Co.	172,700	14,418,723
Flowserve Corp.*^	584,498	33,257,936

		47,676,659

Marine (0.6%)
Horizon Lines, Inc., Class A^	511,100	8,187,822

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.9%)
Norfolk Southern Corp.	499,580	$26,587,648

Trading Companies & Distributors (0.2%)
Williams Scotsman International, Inc.*^	147,400	3,219,216

Total Industrials		244,691,804

Information Technology (14.8%)
Communications Equipment (6.1%)
Alcatel S.A. (ADR)*.	1,634,500	20,611,045
Harris Corp.	563,700	23,399,187
Juniper Networks, Inc.*	215,100	3,439,449
Lucent Technologies, Inc.*	5,569,400	13,477,948
Nokia Oyj (ADR)	1,210,900	24,532,834

		85,460,463

Computers & Peripherals (0.9%)
NCR Corp.*	363,100	13,303,984

Electronic Equipment & Instruments (0.5%)
Symbol Technologies, Inc.	637,925	6,883,211

Internet Software & Services (1.4%)
Openwave Systems, Inc.*^	1,022,826	11,803,412
VeriSign, Inc.*	340,100	7,880,117

		19,683,529

IT Services (2.6%)
First Data Corp.	621,400	27,987,856
MoneyGram International, Inc.	269,027	9,133,467

		37,121,323

Semiconductors & Semiconductor Equipment (0.2%)
Applied Micro Circuits Corp.*^	1,005,800	2,745,834

Software (3.1%)
Electronic Arts, Inc.*	772,100	33,231,184
Nintendo Co., Ltd.	61,100	10,262,170

		43,493,354

Total Information Technology		208,691,698

Materials (7.7%)
Chemicals (3.2%)
Ashland, Inc.	253,100	16,881,770
Mosaic Co.*^	340,638	5,330,985
Potash Corp. of Saskatchewan, Inc.
(New York Exchange)	8,600	739,286
Potash Corp. of Saskatchewan, Inc.
(Toronto Exchange)	203,500	17,494,895
Sinochem Hong Kong Holding Ltd.	10,302,400	4,045,618

		44,492,554

Construction Materials (1.3%)
Texas Industries, Inc.^	352,283	18,706,227

Containers & Packaging (1.7%)
Pactiv Corp.*	994,600	24,616,350

Metals & Mining (1.5%)
Novelis, Inc.
(New York Exchange)^	323,900	6,989,762
Novelis, Inc. (Toronto Exchange)	674,300	14,467,043

		21,456,805

Total Materials		109,271,936

Telecommunication Services (11.5%)
Diversified Telecommunication Services (6.1%)
Arbinet-thexchange, Inc.*^	248,300	1,392,963
AT&T, Inc.	2,177,183	60,721,634
Broadwing Corp.*^	307,407	3,181,662
Global Crossing Ltd.*^	472,300	8,392,771
NeuStar, Inc. Class A*	24,200	816,750
Philippine Long Distance Telephone Co. (ADR)^	341,800	11,798,936

		86,304,716

Wireless Telecommunication Services (5.4%)
American Tower Corp., Class A*	884,690	27,531,553
Sprint Nextel Corp.	2,454,320	49,061,857

		76,593,410

Total Telecommunication Services		162,898,126

Utilities (0.3%)
Gas Utilities (0.3%)
Questar Corp.	45,900	3,694,491

Total Utilities		3,694,491

Total Common Stocks (96.7%) (Cost $1,314,243,475)		1,363,430,598

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.3%)
Allstate Life Global Funding Trust
5.33%, 7/31/07 (l)	$2,000,000	2,000,000
American Express Credit Corp.
5.17%, 6/12/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	2,000,000	2,000,000
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	12,000,000	12,000,000
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	25,000,000	25,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.43%, 3/7/07 (l)	5,000,000	5,000,000
5.45%, 7/2/07 (l)	10,000,000	10,000,000
5.22%, 7/31/07 (l)	2,000,000	2,000,000
5.47%, 12/28/07 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.14%, 10/19/06 (l)	11,000,000	11,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires NY
5.37%, 1/28/08 (l)	11,000,000	11,000,000
Nomura Securities
5.35%, 7/3/06	81,237,586	81,237,586
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	4,999,583	4,999,583
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	24,996,358	24,996,358
Unicredito Italiano N.Y.
5.00%, 10/4/06 (l)	9,997,141	9,997,141
Wells Fargo & Co.
5.42%, 6/30/08 (l)	5,000,000	5,000,000
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	20,000,000	20,000,000
West Corp. Federal Credit Union
5.19%, 12/14/07 (l)	6,000,000	6,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		272,230,668

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (3.3%)
JPMorgan Chase Nassau
4.58%, 7/3/06	$46,101,661	$46,101,661

Total Short-Term Investments (22.6%) (Amortized Cost $318,332,329)		318,332,329

Total Investments (119.3%) (Cost/Amortized Cost $ 1,632,575,804)		1,681,762,927
Other Assets Less Liabilities (-19.3%)		(271,764,190)

Net Assets (100%)		$1,409,998,737

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,175,328,612
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,155,944,079

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,298,567
Aggregate gross unrealized depreciation	(57,787,392)

Net unrealized appreciation	$43,511,175

Federal income tax cost of investments	$1,638,251,752

At June 30, 2006, the Portfolio had loaned securities with a total value of $272,361,225. This was secured by collateral of $272,230,668 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Auto Components (0.5%)
Aftermarket Technology Corp.*^	253,000	$6,287,050
BorgWarner, Inc.^	4,200	273,420
Noble International Ltd.^	162,000	2,319,840

		8,880,310

Automobiles (0.3%)
Monaco Coach Corp.^	54,700	694,690
Nissan Motor Co., Ltd.	223,129	2,439,849
Renault S.A.	24,200	2,599,239

		5,733,778

Diversified Consumer Services (0.7%)
Jackson Hewitt Tax Service, Inc.^	381,000	11,944,350
Service Corp. International	104,800	853,072

		12,797,422

Hotels, Restaurants & Leisure (3.7%)
Applebee’s International, Inc.	126,904	2,439,095
Boyd Gaming Corp.^	158,300	6,388,988
Brinker International, Inc.^	165,760	6,017,088
Carnival Corp.	209,100	8,727,834
Dominos Pizza, Inc.	435,000	10,761,900
Gaylord Entertainment Co.*^	62,825	2,741,683
Harrah’s Entertainment, Inc.	16,290	1,159,522
OSI Restaurant Partners, Inc.	157,800	5,459,880
Penn National Gaming, Inc.*	207,000	8,027,460
Rare Hospitality International, Inc.*^	56,249	1,617,721
Royal Caribbean Cruises Ltd.	243,360	9,308,520
WMS Industries, Inc.*^	113,200	3,100,548

		65,750,239

Household Durables (1.9%)
Blount International, Inc.*^	166,800	2,004,936
Jarden Corp.*^	298,200	9,080,190
Kasen International Holdings Ltd.	130,000	19,415
La-Z-Boy, Inc.^	64,700	905,800
Leggett & Platt, Inc.	220,550	5,509,339
Libbey, Inc.^	248,600	1,827,210
Matsushita Electric Industrial Co., Ltd.	82,000	1,732,319
Newell Rubbermaid, Inc.	159,600	4,122,468
Sealy Corp.*^	148,000	1,963,960
Sony Corp. (ADR)	29,900	1,316,796
Stanley Works	133,600	6,308,592

		34,791,025

Internet & Catalog Retail (0.5%)
Priceline.com, Inc.*^	295,200	8,814,672

Leisure Equipment & Products (0.9%)
Brunswick Corp.	177,500	5,901,875
Eastman Kodak Co.^	357,600	8,503,728
K2, Inc.*^	11,102	121,456
Polaris Industries, Inc.^	17,600	762,080

		15,289,139

Media (2.5%)
CBS Corp., Class B	41,521	1,123,143
Clear Channel Communications, Inc.	201,000	6,220,950
E.W. Scripps Co., Class A	87,769	3,786,355
Gannett Co., Inc.	153,200	8,568,476
Lamar Advertising Co., Class A*	75,744	4,079,572
Live Nation, Inc.*	59,812	1,217,772
New Frontier Media, Inc.*^	456,662	3,274,266
New York Times Co., Class A^	183,500	4,503,090
Omnicom Group, Inc.	26,300	2,343,067
Reader’s Digest Association, Inc.^	194,900	2,720,804
Tribune Co.^	141,100	4,575,873
Viacom, Inc., Class B*	82,721	2,964,721

		45,378,089

Multiline Retail (0.9%)
Big Lots, Inc.*^	342,320	5,846,826
Dollar General Corp.	280,300	3,918,594
Family Dollar Stores, Inc.	284,100	6,940,563

		16,705,983

Specialty Retail (3.2%)
AnnTaylor Stores Corp.*	176,100	7,639,218
Asbury Automotive Group, Inc.*^	196,500	4,114,710
Autonation, Inc.*	64,463	1,382,087
AutoZone, Inc.*	12,300	1,084,860
Big 5 Sporting Goods Corp.^	236,500	4,611,750
Blacks Leisure Group plc	6,800	68,167
Gap, Inc.	342,300	5,956,020
HOT Topic, Inc.*^	126,835	1,459,871
Lewis Group Ltd.	532,300	3,448,278
Lithia Motors, Inc., Class A^	146,247	4,434,209
OfficeMax, Inc.	191,700	7,811,775
Pacific Sunwear of California, Inc.*	125,100	2,243,043
Pier 1 Imports, Inc.^	239,400	1,671,012
RadioShack Corp.^	13,400	187,600
Tiffany & Co.	166,200	5,487,924
Yamada Denki Co., Ltd.	62,000	6,329,353

		57,929,877

Textiles, Apparel & Luxury Goods (0.7%)
Liz Claiborne, Inc.^	180,300	6,681,918
Perry Ellis International, Inc.*^	163,784	4,145,373
Warnaco Group, Inc.*^	42,590	795,581

		11,622,872

Total Consumer Discretionary		283,693,406

Consumer Staples (4.0%)
Beverages (0.5%)
Coca-Cola Enterprises, Inc.	213,346	4,345,858
Cott Corp. (New York Exchange)*	58,300	761,398
Cott Corp. (Toronto Exchange)*	69,900	917,669
SABMiller plc	163,000	2,937,890

		8,962,815

Food & Staples Retailing (1.7%)
BJ’s Wholesale Club, Inc.*^	235,500	6,676,425
Kroger Co.	169,700	3,709,642
Safeway, Inc.	622,440	16,183,440
Valor Co., Ltd.	163,700	2,985,737

		29,555,244

Food Products (0.5%)
Corn Products International, Inc.^	176,300	5,394,780
McCormick & Co., Inc. (Non-Voting)	44,900	1,506,395
Treehouse Foods, Inc.*	72,502	1,732,073

		8,633,248

Household Products (0.3%)
Colgate-Palmolive Co.	96,900	5,804,310

Personal Products (1.0%)
Avon Products, Inc.	385,100	11,938,100
Prestige Brands Holdings, Inc.*^	674,400	6,723,768

		18,661,868

Total Consumer Staples		71,617,485

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (7.9%)
Energy Equipment & Services (5.6%)
Baker Hughes, Inc.	69,390	$5,679,572
Cameron International Corp.*	127,520	6,091,630
ENSCO International, Inc.	72,900	3,354,858
FMC Technologies, Inc.*	133,700	9,019,402
GlobalSantaFe Corp	66,700	3,851,925
Halliburton Co.	90,000	6,678,900
National Oilwell Varco, Inc.*	185,000	11,714,200
Noble Corp.	50,800	3,780,536
Oil States International, Inc.*^	434,400	14,891,232
Pride International, Inc.*	64,700	2,020,581
Smith International, Inc.	204,600	9,098,562
Superior Energy Services, Inc.*^	278,000	9,424,200
Transocean, Inc.*	58,800	4,722,816
W-H Energy Services, Inc.*^	189,800	9,647,534
Weatherford International Ltd.*	17,400	863,388

		100,839,336

Oil, Gas & Consumable Fuels (2.3%)
Addax Petroleum Corp.*	366,800	9,845,319
Cabot Oil & Gas Corp., Class A	30,100	1,474,900
El Paso Corp.	234,700	3,520,500
EOG Resources, Inc.	44,000	3,050,960
EXCO Resources, Inc.*	87,300	995,220
Forest Oil Corp.*^.	91,100	3,020,876
International Coal Group, Inc.*^	781,400	5,618,266
Mariner Energy, Inc.*	73,727	1,354,365
McMoRan Exploration Co.*^	8,100	142,560
Petroleum Development Corp.*^	128,300	4,836,910
Plains Exploration & Production Co.*	178,800	7,248,552

		41,108,428

Total Energy		141,947,764

Financials (13.5%)
Capital Markets (0.9%)
ACTA Holding ASA.	493,000	1,568,701
Ameriprise Financial, Inc.	17,400	777,258
Janus Capital Group, Inc.	124,060	2,220,674
Lehman Brothers Holdings, Inc.	700	45,605
Merrill Lynch & Co., Inc.	94,700	6,587,332
State Street Corp.	44,400	2,579,196
TD Ameritrade Holding Corp.	144,098	2,134,092

		15,912,858

Commercial Banks (1.6%)
EuroBancshares, Inc.*^	189,646	1,833,877
Hanmi Financial Corp.^	160,841	3,126,749
Nara Bancorp, Inc.^	214,981	4,030,894
National Australia Bank Ltd.	39,600	1,034,436
Popular, Inc.	35,200	675,840
R&G Financial Corp., Class B^	421,400	3,619,826
UCBH Holdings, Inc.^	320,828	5,306,495
UnionBanCal Corp.	26,360	1,702,592
Wachovia Corp.	140,430	7,594,454

		28,925,163

Consumer Finance (0.1%)
Capital One Financial Corp.	12,800	1,093,760

Diversified Financial Services (0.2%)
Bank of America Corp.	69,698	3,352,474
FirstRand Ltd.	223,200	528,913
NETeller plc*	26,800	295,425

		4,176,812

Insurance (6.0%)
Affirmative Insurance Holdings, Inc.	78,800	1,233,220
Aflac, Inc.	112,420	5,210,667
Ambac Financial Group, Inc.	90,400	7,331,440
AmerUs Group Co.^	93,700	5,486,135
Aspen Insurance Holdings Ltd.	341,400	7,951,206
Endurance Specialty Holdings Ltd.	68,000	2,176,000
Hilb, Rogal & Hobbs Co.^	199,500	7,435,365
IPC Holdings Ltd.^	103,996	2,564,541
Marsh & McLennan Cos., Inc.	148,400	3,990,476
MBIA, Inc.^	125,900	7,371,445
Mercer Insurance Group, Inc.	186,000	3,483,780
MetLife, Inc.	48,400	2,478,564
Montpelier Reinsurance Holdings Ltd.^	302,300	5,226,767
Philadelphia Consolidated Holding Corp.*	506,700	15,383,412
Prudential Financial, Inc.	50,900	3,954,930
Reinsurance Group of America, Inc.	48,800	2,398,520
Scottish Reinsurance Group Ltd.^	456,050	7,606,914
St. Paul Travelers Cos., Inc.	117,275	5,228,120
Stancorp Financial Group, Inc.	147,000	7,483,770
Universal American Financial Corp.*^	32,900	432,635
Willis Group Holdings Ltd.	102,100	3,277,410

		107,705,317

Real Estate Investment Trusts (REIT) (3.1%)
Alexandria Real Estate Equities, Inc. (REIT)	32,800	2,908,704
American Financial Realty Trust (REIT)^	149,100	1,443,288
Annaly Mortgage Management, Inc. (REIT)	65,700	841,617
Brandywine Realty Trust (REIT)	52,500	1,688,925
Developers Diversified Realty Corp. (REIT)	64,700	3,376,046
Digital Realty Trust, Inc. (REIT)	31,000	765,390
Duke Realty Corp. (REIT)^	70,820	2,489,323
Education Realty Trust, Inc. (REIT)^	574,600	9,567,090
Equity Office Properties Trust (REIT)	77,500	2,829,525
Equity Residential (REIT)	90,400	4,043,592
General Growth Properties, Inc. (REIT)	119,660	5,391,880
GMH Communities Trust (REIT)^	82,600	1,088,668
Kimco Realty Corp. (REIT)	103,400	3,773,066
Pennsylvania Real Estate Investment Trust (REIT)^	71,300	2,878,381
Reckson Associates Realty Corp. (REIT)^	73,100	3,024,878
Trizec Properties, Inc. (REIT)	88,000	2,520,320
United Dominion Realty Trust, Inc. (REIT)	148,800	4,167,888
Vornado Realty Trust (REIT)	38,000	3,706,900

		56,505,481

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial Corp.	127,730	4,863,958
Doral Financial Corp.^	400,200	2,565,282
Fannie Mae	196,300	9,442,030
Farmer Mac, Class C^	130,200	3,606,540
Freddie Mac	113,300	6,459,233
Hudson City Bancorp, Inc.	138,700	1,848,871

		28,785,914

Total Financials		243,105,305

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (14.9%)
Biotechnology (0.4%)
Cephalon, Inc.*^	76,000	$4,567,600
Medimmune, Inc.*	57,000	1,544,700
Myogen, Inc.*^	22,158	642,582

		6,754,882

Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	540,263	19,860,068
Becton, Dickinson & Co.	97,640	5,968,733
Boston Scientific Corp.*	174,300	2,935,212
Conmed Corp.*^	86,499	1,790,530
Dade Behring Holdings, Inc.	49,202	2,048,771
Hospira, Inc.*	3,500	150,290
Merit Medical Systems, Inc.*^	381,700	5,252,192
Nutraceutical International Corp.*^	242,330	3,714,919
Wright Medical Group, Inc.*^	108,000	2,260,440

		43,981,155

Health Care Providers & Services (8.7%)
Allied Healthcare International, Inc.*^	955,698	2,561,271
AmerisourceBergen Corp.	84,520	3,543,078
Amsurg Corp.*^	354,400	8,062,600
Apria Healthcare Group, Inc.*^	350,400	6,622,560
Chemed Corp.^	54,600	2,977,338
Community Health Systems, Inc.*.	230,800	8,481,900
HCA, Inc.	145,680	6,286,092
Health Net, Inc.*	319,669	14,439,449
Humana, Inc.*	226,100	12,141,570
Laboratory Corp. of America Holdings*	41,520	2,583,789
LifePoint Hospitals, Inc.*	462,500	14,860,125
McKesson Corp.	166,700	7,881,576
Medco Health Solutions, Inc.*	56,900	3,259,232
Omnicare, Inc.	222,400	10,546,208
Pediatrix Medical Group, Inc.*^	100,000	4,530,000
Quest Diagnostics, Inc.	194,620	11,661,630
RehabCare Group, Inc.*^	205,086	3,564,395
Sierra Health Services, Inc.*^	306,400	13,797,192
Sunrise Senior Living, Inc.*^	52,000	1,437,800
Triad Hospitals, Inc.*^	78,140	3,092,781
Universal Health Services, Inc., Class B	296,680	14,911,137

		157,241,723

Health Care Technology (0.0%)
Emdeon Corp.*	12,789	158,712

Life Sciences Tools & Services (2.1%)
Charles River Laboratories International, Inc.*	150,900	5,553,120
Fisher Scientific International, Inc.*	302,569	22,102,665
Varian, Inc.*	155,400	6,450,654
Waters Corp.*	63,200	2,806,080

		36,912,519

Pharmaceuticals (1.3%)
Forest Laboratories, Inc.*	22,400	866,656
Schering-Plough Corp.	475,160	9,042,295
Sciele Pharma, Inc.*^	339,900	7,882,281
Teva Pharmaceutical Industries Ltd. (ADR)	136,600	4,315,194
Wyeth	13,100	581,771

		22,688,197

Total Health Care		267,737,188

Industrials (12.2%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.*^	193,400	14,766,090
BE Aerospace, Inc.*.	83,717	1,913,771
DRS Technologies, Inc.^	143,100	6,976,125
Honeywell International, Inc.	81,800	3,296,540
Precision Castparts Corp.	9,510	568,317

		27,520,843

Air Freight & Logistics (0.4%)
Pacer International, Inc.^	192,072	6,257,706

Airlines (0.5%)
ACE Aviation Holdings, Inc., Class A*	12,800	358,529
ACE Aviation Holdings, Inc., Class B*	48,300	1,358,967
Ryanair Holdings plc (ADR)*^	67,190	3,542,257
Southwest Airlines Co.	131,800	2,157,566
Tam S.A. (Sponsored ADR)*	77,800	2,116,160

		9,533,479

Building Products (0.7%)
American Standard Cos., Inc.	59,800	2,587,546
Masco Corp.	352,200	10,439,208

		13,026,754

Commercial Services & Supplies (3.4%)
Allied Waste Industries, Inc.*	124,100	1,409,776
ARAMARK Corp., Class B	96,900	3,208,359
Brink’s Co.	119,100	6,718,431
Cendant Corp.	85,400	1,391,166
COMSYS IT Partners, Inc.*^	225,004	3,402,060
Corrections Corp. of America*^	91,500	4,844,010
FTI Consulting, Inc.*	372,100	9,961,117
Geo Group, Inc.*^	105,110	3,684,106
Huron Consulting Group, Inc.*^	336,300	11,800,767
Manpower, Inc.	12,760	824,296
Navigant Consulting, Inc.*^	129,200	2,926,380
Pike Electric Corp.*	64,300	1,238,418
SOURCECORP, Inc.*	313,176	7,763,633
Steelcase, Inc., Class A^	99,700	1,640,065

		60,812,584

Construction & Engineering (1.1%)
Fluor Corp.	87,818	8,160,927
United Group Ltd.	733,800	7,850,542
URS Corp.*^	81,300	3,414,600

		19,426,069

Electrical Equipment (1.0%)
Belden CDT, Inc.^	417,700	13,804,985
Genlyte Group, Inc.*^	68,600	4,968,698

		18,773,683

Industrial Conglomerates (0.8%)
Tyco International Ltd.	533,660	14,675,650

Machinery (1.2%)
Albany International Corp.^	46,600	1,975,374
Bradken Ltd.	660,000	2,549,804
Briggs & Stratton Corp.^	132,800	4,131,408
Deere & Co.	37,600	3,139,224
Mueller Water Products, Inc., Class A*^	45,700	795,637
SPX Corp.	146,130	8,175,973
Wabash National Corp.^	67,200	1,032,192

		21,799,612

Road & Rail (1.1%)
Canadian National Railway Co.	68,600	3,007,765
Con-way, Inc.	89,300	5,173,149
Laidlaw International, Inc.	309,175	7,791,210
Old Dominion Freight Line*^	55,087	2,070,720

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Truckload Services, Inc.*^	63,259	$2,159,030

		20,201,874

Trading Companies & Distributors (0.4%)
UAP Holding Corp.^	307,296	6,702,126
Valley National Gases, Inc.^	4,235	110,745

		6,812,871

Transportation Infrastructure (0.1%)
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)	3,900	124,215
Macquarie Infrastructure Co. Trust	39,545	1,091,047

		1,215,262

Total Industrials		220,056,387

Information Technology (16.6%)
Communications Equipment (1.4%)
Alcatel S.A. (ADR)*^	235,200	2,965,872
Andrew Corp.*	4,200	37,212
Black Box Corp.^	20,500	785,765
Blue Coat Systems, Inc.*^	90,500	1,525,830
Dycom Industries, Inc.*^	299,340	6,372,948
Lucent Technologies, Inc.*	446,600	1,080,772
Motorola, Inc.	110,500	2,226,575
Nokia Oyj (ADR)	143,600	2,909,336
Nortel Networks Corp. (New York Exchange)*	488,600	1,094,464
Nortel Networks Corp. (Toronto Exchange)*	315,300	703,124
Plantronics, Inc.^	235,200	5,223,792

		24,925,690

Computers & Peripherals (2.4%)
Diebold, Inc.	119,700	4,862,214
Emulex Corp.*	115,600	1,880,812
Imation Corp	7,300	299,665
Intermec, Inc.*^	111,000	2,546,340
NCR Corp.*	164,300	6,019,952
Seagate Technology*	566,883	12,834,231
Sun Microsystems, Inc.*	356,000	1,477,400
Western Digital Corp.*	692,380	13,716,048

		43,636,662

Electronic Equipment & Instruments (4.7%)
Agilent Technologies, Inc.*	293,100	9,250,236
Arrow Electronics, Inc.*	152,470	4,909,534
Avnet, Inc.*	359,480	7,196,790
CDW Corp.	60,100	3,284,465
Celestica, Inc. (New York Exchange)*^	717,900	6,848,766
Celestica, Inc. (Toronto Exchange)*	39,600	376,380
CPI International, Inc.*	7,600	110,200
Elec & Eltek International Co., Ltd.	25,500	54,570
Flextronics International Ltd.*	1,030,270	10,941,467
Global Imaging Systems, Inc.*^	170,313	7,030,521
Ingram Micro, Inc., Class A*	174,400	3,161,872
Insight Enterprises, Inc.*^	397,200	7,566,660
Measurement Specialties, Inc.*^	113,167	2,520,229
Mettler-Toledo International, Inc.*	27,735	1,679,909
Molex, Inc.	164,900	5,535,693
Solectron Corp.*	629,600	2,153,232
Symbol Technologies, Inc.	993,960	10,724,828
Tech Data Corp.*	25,177	964,531

		84,309,883

Internet Software & Services (0.6%)
j2 Global Communications, Inc.*^	320,200	9,996,644

IT Services (3.3%)
CACI International, Inc., Class A*^	106,522	6,213,428
Ceridian Corp.*	504,740	12,335,846
Computer Sciences Corp.*	98,200	4,756,808
Fidelity National Information Services, Inc.	244,300	8,648,220
Hewitt Associates, Inc., Class A*	266,925	6,000,474
Satyam Computer Services Ltd. (ADR)^	79,000	2,618,060
SI International, Inc.*^	92,229	2,827,741
SinoCom Software Group Ltd.*	3,400,000	853,611
Total System Services, Inc.^	152,800	2,941,400
Wright Express Corp.*^	415,000	11,927,100

		59,122,688

Office Electronics (0.8%)
Xerox Corp.*	1,087,090	15,121,422

Semiconductors & Semiconductor Equipment (2.0%)
Actel Corp.*^	19,771	283,714
AMIS Holdings, Inc.*^	163,404	1,634,040
Amkor Technology, Inc.*^	86,482	818,120
Applied Materials, Inc.	367,100	5,976,388
ASM International N.V.*^	58,400	913,376
ASML Holding N.V. (N.Y. Shares)*^	325,200	6,575,544
DSP Group, Inc.*^	37,100	921,935
Fairchild Semiconductor International, Inc.*	347,530	6,314,620
Maxim Integrated Products, Inc.	32,700	1,049,997
MKS Instruments, Inc.*^	121,878	2,452,185
National Semiconductor Corp.	248,700	5,931,495
O2Micro International Ltd. (ADR)*^	403,759	3,104,907
Spansion, Inc., Class A*^	32,400	516,456

		36,492,777

Software (1.4%)
Blackbaud, Inc.	250,748	5,691,980
Cadence Design Systems, Inc.*	148,880	2,553,292
EPIQ Systems, Inc.*^	195,433	3,252,005
Hyperion Solutions Corp.*	75,450	2,082,420
Open Solutions, Inc.*^.	28,200	750,402
Pervasive Software, Inc.*	362,914	1,458,914
Sybase, Inc.*^	7,200	139,680
Symantec Corp.*	291,503	4,529,957
Take-Two Interactive Software, Inc.*^	157,950	1,683,747
THQ, Inc.*^	112,500	2,430,000

		24,572,397

Total Information Technology		298,178,163

Materials (4.5%)
Chemicals (2.0%)
Albemarle Corp.	15,570	745,492
Ashland, Inc.	103,350	6,893,445
Bayer AG	13,200	606,602
BOC Group plc (ADR)^	20,200	1,181,700
Celanese Corp.	158,200	3,230,444
Chemtura Corp.	603,536	5,637,026
Cytec Industries, Inc.	118,500	6,358,710
Ferro Corp.^	17,030	271,799
Georgia Gulf Corp.	32,600	815,652
Israel Chemicals Ltd.	227,300	916,218
Nippon Synthetic Chemical Industry Co., Ltd.	9,000	36,058

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
OM Group, Inc.*^	178,038	$5,492,472
Omnova Solutions, Inc.*	109,328	620,983
RPM International, Inc.^	157,100	2,827,800
Spartech Corp.^	73,836	1,668,693

		37,303,094

Containers & Packaging (0.8%)
Owens-Illinois, Inc.*	615,699	10,319,115
Packaging Corp. of America	166,300	3,661,926

		13,981,041

Metals & Mining (1.7%)
Alcan, Inc.	100,530	4,726,836
Alcoa, Inc.	179,400	5,805,384
Carpenter Technology Corp.^	41,600	4,804,800
Newmont Mining Corp.	49,000	2,593,570
Oregon Steel Mills, Inc.*^	32,200	1,631,252
Steel Dynamics, Inc.^	164,200	10,794,508

		30,356,350

Total Materials		81,640,485

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.5%)
Alaska Communications Systems Group, Inc.^	249,700	3,158,705
AT&T, Inc.	196,100	5,469,229
BellSouth Corp.	99,800	3,612,760
Citizens Communications Co.	252,300	3,292,515
Iowa Telecommunications Services, Inc.^.	163,509	3,093,590
NTELOS Holdings Corp.*^.	93,100	1,345,295
Philippine Long Distance Telephone Co. (ADR)^	34,800	1,201,296
Verizon Communications, Inc.	149,900	5,020,151

		26,193,541

Wireless Telecommunication Services (1.3%)
ALLTEL Corp.	53,200	3,395,756
Dobson Communications Corp.*^	347,700	2,687,721
MTN Group Ltd.	1,298,200	9,629,443
Sprint Nextel Corp.	131,500	2,628,685
Vimpel-Communications OAO (ADR)*	116,800	5,351,776

		23,693,381

Total Telecommunication Services		49,886,922

Utilities (2.7%)
Electric Utilities (1.3%)
Edison International, Inc.	153,020	5,967,780
Entergy Corp.	63,180	4,469,985
Exelon Corp.	70,900	4,029,247
FPL Group, Inc.^	92,400	3,823,512
PPL Corp.	150,040	4,846,292

		23,136,816

Independent Power Producers & Energy Traders (0.8%)
AES Corp.*	192,000	3,542,400
Constellation Energy Group, Inc.	33,000	1,799,160
NRG Energy, Inc.*^	94,100	4,533,738
TXU Corp.	89,700	5,363,163

		15,238,461

Multi-Utilities (0.6%)
CMS Energy Corp.*	144,700	1,872,418
Dominion Resources, Inc.	26,364	1,971,764
PG&E Corp.	84,840	3,332,515
Public Service Enterprise Group, Inc.	45,600	3,015,072

		10,191,769

Total Utilities		48,567,046

Total Common Stocks (94.9%) (Cost $1,546,761,465)		1,706,430,151

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Corp., 4.500%, 3/6/32	73,100	1,781,813

Total Consumer Discretionary		1,781,813

Materials (0.1%)
Containers & Packaging (0.1%)
Owens-Illinois, Inc., 4.750%, 12/31/49	49,000	1,715,000

Total Materials		1,715,000

Total Convertible Preferred Stocks (0.2%) (Cost $3,211,371)		3,496,813

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Leisure Equipment & Products (0.0%)
K2, Inc.
7.375%, 7/1/14	$20,000	19,200

Total Consumer Discretionary		19,200

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
6.375%, 12/1/11	1,455,000	1,298,588

Total Health Care		1,298,588

Information Technology (0.0%)
Electronic Equipment & Instruments (0.0%)
Celestica, Inc.
7.875%, 7/1/11	940,000	923,550

Total Information Technology		923,550

Total Long-Term Debt Securities (0.1%) (Cost $2,275,695)		2,241,338

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (20.9%)
Allstate Life Global Funding Trust
5.33%, 7/31/07 (l)	2,000,000	2,000,000
American Express Credit Corp.
5.17%, 6/12/07 (l)	10,000,000	10,000,000
Bear Stearns Co., Inc.
5.37%, 8/1/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	7,000,000	7,000,000
CC USA, Inc.
5.37%, 1/25/08 (l)	10,000,000	10,000,000
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	17,000,000	17,000,000
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	20,000,000	20,000,000
Commonwealth Bank of Australia
5.29%, 7/31/07 (l)	5,000,000	5,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	10,000,000	10,000,000

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Fifth Third Bancorp
5.28%, 7/31/07 (l)	$2,000,000	$2,000,000
Goldman Sachs Group, Inc.
5.22%, 7/31/07 (l)	10,000,000	10,000,000
5.47%, 12/28/07 (l)	5,000,000	5,000,000
Merrill Lynch Mortgage Capital
5.41%, 7/10/06 (l)	25,000,000	25,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley & Co.
5.49%, 7/2/07 (l)	17,500,000	17,500,000
Natexis Banque Populaires N.Y.
5.37%, 1/28/08 (l)	11,000,000	11,000,000
National City Bank/Ohio
5.36%, 12/5/07 (l)	9,998,915	9,998,915
New York Life Insurance Co.
5.19%, 10/2/06 (l)	5,000,000	5,000,000
Nomura Securities
5.35%, 7/3/06	82,514,844	82,514,844
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	4,999,583	4,999,583
Sigma Finance, Inc.
5.37%, 10/24/07 (l)	24,996,358	24,996,358
Swedbank N.Y.
5.20%, 7/14/06 (l)	9,999,565	9,999,565
Unicredito Italiano Bank plc
5.16%, 7/31/07 (l)	10,000,000	10,000,000
Unicredito Italiano N.Y.
5.00%, 10/4/06 (l)	14,995,711	14,995,711
US Bank N.A.
5.10%, 10/2/06 (l)	9,998,078	9,998,078
Wells Fargo & Co.
5.42%, 6/30/08 (l)	23,000,000	23,000,000
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		377,003,054

Time Deposit (4.7%)
JPMorgan Chase Nassau
4.58%, 7/3/06	84,266,831	84,266,831

Total Short-Term Investments (25.6%) (Amortized Cost $461,269,885)		461,269,885

Total Investments (120.8%) (Cost/Amortized Cost (2,013,518,416)		2,173,438,187
Other Assets Less Liabilities (-20.8%)		(374,507,452)

Net Assets (100%)		$1,798,930,735

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$578,471,291
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$597,116,853

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$249,317,896
Aggregate gross unrealized depreciation.	(95,436,634)

Net unrealized appreciation	$153,881,262

Federal income tax cost of investments	$2,019,556,925

At June 30, 2006, the Portfolio had loaned securities with a total value of $373,756,340. This was secured by collateral of $377,003,054 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.5%)
Auto Components (0.1%)
Dana Corp.	32,000	$84,480

Diversified Consumer Services (1.3%)
Alderwoods Group, Inc.*	40,000	778,400
Concorde Career Colleges, Inc.*	13,000	248,820

		1,027,220

Hotels, Restaurants & Leisure (4.3%)
Aztar Corp.*	17,000	883,320
Churchill Downs, Inc.	7,000	262,150
De Vere Group plc	5,000	80,085
Dover Motorsports, Inc.	5,000	29,350
GTECH Holdings Corp.	45,000	1,565,100
Kerzner International Ltd.*	1,500	118,920
Ladbrokes plc	50,000	376,846

		3,315,771

Household Durables (0.2%)
Fedders Corp.*	4,000	9,680
Lenox Group, Inc.*	2,000	14,180
Skyline Corp.	2,000	85,560

		109,420

Internet & Catalog Retail (0.8%)
Liberty Media Holding Corp., Interactive Class A	5,000	86,300
Sportsman’s Guide, Inc.*	17,800	542,900

		629,200

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	8,000	16,640

Media (7.6%)
Acme Communications, Inc.*	4,000	20,320
Cablevision Systems Corp. - New York Group, Class A	41,000	879,450
CBS Corp., Class A	11,600	313,896
Crown Media Holdings, Inc., Class A*	18,000	74,160
Discovery Holding Co., Class A*	700	10,241
Dow Jones & Co., Inc.	8,000	280,080
Emmis Communications Corp., Class A*	10,000	156,400
Fisher Communications, Inc.*	2,000	84,260
Interep National Radio Sales, Inc., Class A*	3,000	1,500
ION Media Networks, Inc.	26,000	23,920
Liberty Global, Inc. Class A*	1,080	23,220
Liberty Global, Inc., Class C*	580	11,931
Liberty Media Holding Corp., Capital Series Class A	10,000	837,700
Lin TV Corp., Class A*	18,000	135,900
McClatchy Co., Class A	3,803	152,580
Media General, Inc., Class A	3,000	125,670
Primedia, Inc.*	5,000	9,150
Reader’s Digest Association, Inc.	500	6,980
Salem Communications Corp., Class A*	3,000	39,030
Shaw Communications, Inc. Class B	1,500	42,435
Sinclair Broadcast Group, Inc., Class A	3,000	25,680
Tribune Co.	12,500	405,375
Triple Crown Media, Inc.*	1,500	13,005
Univision Communications, Inc., Class A*	50,000	1,675,000
Viacom, Inc., Class A*	5,500	197,725
Vivendi S.A. (Sponsored ADR)	4,000	139,640
Walt Disney Co.	2,500	75,000
Young Broadcasting, Inc., Class A*	11,500	36,110

		5,796,358

Multiline Retail (0.0%)
Saks, Inc.	200	3,234

Specialty Retail (0.2%)
CSK Auto Corp.*	11,000	131,670
Midas, Inc.*	1,700	31,280

		162,950

Total Consumer Discretionary		11,145,273

Consumer Staples (2.5%)
Beverages (0.1%)
Pernod-Ricard S.A.	253	50,093

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club, Inc.*	500	14,175
Pathmark Stores, Inc.*	1,000	9,410
SUPERVALU, Inc.	12,740	391,118
Topps Co., Inc.	20,000	164,400

		579,103

Food Products (1.6%)
Cadbury Schweppes plc (ADR)	6,000	232,920
Campbell Soup Co.	1,000	37,110
Flowers Foods, Inc.	750	21,480
Groupe Danone (ADR)	10,000	266,700
H.J. Heinz Co.	10,000	412,200
Tootsie Roll Industries, Inc.	10,000	291,300

		1,261,710

Total Consumer Staples		1,890,906

Energy (10.0%)
Energy Equipment & Services (0.9%)
Maverick Tube Corp.*	10,500	663,495
RPC, Inc.	1,125	27,315

		690,810

Oil, Gas & Consumable Fuels (9.1%)
Anadarko Petroleum Corp.	4,000	190,760
Chevron Corp.	3,000	186,180
ConocoPhillips	4,328	283,614
James River Coal Co. *	17,000	450,330
Kerr-McGee Corp.	30,000	2,080,500
Kinder Morgan, Inc.	12,000	1,198,680
Pioneer Natural Resources Co.	1,500	69,615
Remington Oil & Gas Corp.*	8,000	351,760
Stone Energy Corp.*	13,000	605,150
Transmontaigne, Inc.*	30,000	336,300
Western Gas Resources, Inc.	20,000	1,197,000

		6,949,889

Total Energy		7,640,699

Financials (5.7%)
Capital Markets (0.8%)
Ameriprise Financial, Inc.	1,000	44,670
BKF Capital Group, Inc.	3,500	21,875
Deutsche Bank AG (Registered)	1,000	112,500
Mellon Financial Corp.	500	17,215
SWS Group, Inc.	17,000	410,040

		606,300

Commercial Banks (0.4%)
Banca Antonveneta S.p.A.*†	4,500	129,607
First Republic Bank/California	450	20,610
North Fork Bancorp, Inc.	2,500	75,425
Republic Bancorp, Inc./Michigan	4,500	55,755

		281,397

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.3%)
American Express Co.	5,000	$266,100

Insurance (0.1%)
CNA Surety Corp.*	5,000	86,400

Real Estate Investment Trusts (REIT) (3.2%)
CarrAmerica Realty Corp. (REIT)	25,000	1,113,750
Longview Fibre Co. (REIT)	1,000	19,090
Trizec Properties, Inc. (REIT)	45,000	1,288,800

		2,421,640

Thrifts & Mortgage Finance (0.9%)
Flushing Financial Corp.	2,500	44,900
Golden West Financial Corp.	8,000	593,600
New York Community Bancorp, Inc.	2,000	33,020
NewAlliance Bancshares, Inc.	2,750	39,353
Sovereign Bancorp, Inc.	1	21

		710,894

Total Financials		4,372,731

Health Care (9.5%)
Health Care Equipment & Supplies (5.0%)
ArthroCare Corp.*	200	8,402
Biomet, Inc.	6,500	203,385
Biosite, Inc.*	3,000	136,980
Cholestech Corp.*	200	2,540
Conmed Corp.*	10,000	207,000
Diagnostic Products Corp.	30,000	1,745,100
DJO, Inc.*	200	7,366
Encore Medical Corp.*	500	2,405
Exactech, Inc.*	2,500	34,375
ICU Medical, Inc.*	500	21,120
Intermagnetics General Corp.*	10,500	283,290
Kensey Nash Corp.*	4,000	118,000
Laserscope*	28,000	862,680
Lifecore Biomedical, Inc.*	5,000	78,500
Orthofix International N.V.*	600	22,878
Osteotech, Inc.*	1,500	6,060
Regeneration Technologies, Inc.*	13,000	83,200
Thoratec Corp.*	1,000	13,870
Tutogen Medical, Inc.*	5,000	23,250
Young Innovations, Inc.	300	10,569

		3,870,970

Health Care Providers & Services (0.8%)
American Retirement Corp.*	20,000	655,400

Health Care Technology (0.5%)
Amicas, Inc.*	20,000	64,600
IMS Health, Inc.	7,000	187,950
NWH, Inc.	6,200	111,823

		364,373

Life Sciences Tools & Services (2.3%)
Bio-Rad Laboratories, Inc., Class A*	200	12,988
BioVeris Corp.*	1,000	8,050
Fisher Scientific International, Inc.*	1,500	109,575
Serologicals Corp.*	47,500	1,493,400
Thermo Electron Corp.*	3,000	108,720

		1,732,733

Pharmaceuticals (0.9%)
Allergan, Inc.	1,404	150,593
Andrx Corp.*	21,500	498,585
Bristol-Myers Squibb Co.	2,000	51,720
Collagenex Pharmaceuticals, Inc.*	500	5,990

		706,888

Total Health Care		7,330,364

Industrials (8.8%)
Aerospace & Defense (2.8%)
Aviall, Inc.*	40,000	$1,900,800
Herley Industries, Inc.*	20,000	224,200
Honeywell International, Inc.	1,000	40,300

		2,165,300

Building Products (0.3%)
Griffon Corp.*	8,000	208,800

Commercial Services & Supplies (1.9%)
ARAMARK Corp., Class B	20,000	662,200
Nashua Corp.*	5,000	33,500
Republic Services, Inc.	1,000	40,340
West Corp.*	15,000	718,650

		1,454,690

Electrical Equipment (0.6%)
Belden CDT, Inc.	2,500	82,625
Cooper Industries Ltd., Class A	2,000	185,840
SL Industries, Inc.*	6,000	97,080
Thomas & Betts Corp.*	2,500	128,250

		493,795

Industrial Conglomerates (1.0%)
Sequa Corp., Class A*	1,000	81,500
Tyco International Ltd.	25,000	687,500

		769,000

Machinery (1.3%)
Ampco-Pittsburgh Corp.	500	14,325
Baldwin Technology Co.*	6,000	32,400
CIRCOR International, Inc.	1,000	30,490
Flowserve Corp.*	2,000	113,800
ITT Industries, Inc.	2,400	118,800
Navistar International Corp.*	10,000	246,100
Tennant Co.	9,000	452,520
Watts Water Technologies, Inc., Class A	1,000	33,550

		1,041,985

Trading Companies & Distributors (0.2%)
Kaman Corp.	7,000	127,400

Transportation Infrastructure (0.7%)
Associated British Ports Holdings plc	31,500	526,095

Total Industrials		6,787,065

Information Technology (5.7%)
Communications Equipment (0.3%)
Lucent Technologies, Inc.*	37,500	90,750
Stratos International, Inc.*	25,000	171,250

		262,000

Electronic Equipment & Instruments (2.9%)
Applied Films Corp.*	60,000	1,709,400
Excel Technology, Inc.*	15,000	448,800
Fargo Electronics, Inc.*	2,000	50,780

		2,208,980

IT Services (0.4%)
Computer Sciences Corp.*	1,500	72,660
TNS, Inc.*	10,000	206,900

		279,560

Semiconductors & Semiconductor Equipment (0.0%)
MoSys, Inc.*	3,000	23,460

Software (2.1%)
Borland Software Corp.*	8,000	42,240
FalconStor Software, Inc.*	5,500	38,335
GSE Systems, Inc.*	424	1,738
Hummingbird Ltd.*	9,100	249,886
Mobius Management Systems, Inc.*	2,000	11,600
RSA Security, Inc.*	9,000	244,710

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
SSA Global Technologies, Inc.*	53,000	$1,027,140

		1,615,649

Total Information Technology		4,389,649

Materials (4.9%)
Chemicals (2.3%)
BOC Group plc	31,000	906,483
BOC Group plc (ADR)	6,000	351,000
Ferro Corp.	10,000	159,600
Hercules, Inc.*	7,000	106,820
Huntsman Corp.*	2,500	43,300
MacDermid, Inc.	3,500	100,800
Sensient Technologies Corp.	3,000	62,730

		1,730,733

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,500	112,440

Metals & Mining (2.5%)
Barrick Gold Corp.	7,429	219,899
Falconbridge Ltd.	23,500	1,241,975
Gold Fields Ltd. (ADR)	4,000	91,600
Inco Ltd.	5,000	329,500
WHX Corp.*	2,000	18,400

		1,901,374

Total Materials		3,744,547

Telecommunication Services (8.4%)
Diversified Telecommunication Services (4.5%)
Eircom Group plc	450,000	1,254,356
Embarq Corp.*	3,500	143,465
Hector Communications Corp.	300	10,512
PanAmSat Holding Corp.	50,000	1,249,000
Portugal Telecom SGPS S.A. (Registered)	60,000	724,227
Qwest Communications International, Inc.*	8,000	64,720

		3,446,280

Wireless Telecommunication Services (3.9%)
Centennial Communications Corp.	2,500	13,000
Price Communications Corp.*	1,050	17,797
Rogers Communications, Inc., Class B	1,750	70,700
Sprint Nextel Corp.	34,000	679,660
Telesystem International Wireless, Inc.†	2,000	—
U.S. Cellular Corp.*	7,000	424,200
Ubiquitel, Inc.*	175,000	1,809,500

		3,014,857

Total Telecommunication Services		6,461,137

Utilities (7.6%)
Electric Utilities (2.5%)
DPL, Inc.	20,000	536,000
Duquesne Light Holdings, Inc.	16,000	263,040
Endesa S.A.	28,000	973,462
Unisource Energy Corp.	4,000	124,600

		1,897,102

Gas Utilities (0.0%)
Laclede Group, Inc.	300	10,308
SEMCO Energy, Inc.*	2,000	11,120
Southwest Gas Corp.	500	15,670

		37,098

Independent Power Producers & Energy Traders (0.4%)
NRG Energy, Inc.*	6,000	289,080

Multi-Utilities (4.7%)
KeySpan Corp.	50,000	2,020,000
NorthWestern Corp.	35,000	1,202,250
NSTAR	6,500	185,900
Public Service Enterprise Group, Inc.	3,000	198,360
Suez S.A. (VVPR)*	4,000	51

		3,606,561

Total Utilities		5,829,841

Total Common Stocks (77.6%) (Cost $58,831,225)		59,592,212

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (6.5%)
U.S. Treasury Bills
4.69%, 7/6/06 (p)	$5,000,000	4,996,092

Time Deposit (18.7%)
JPMorgan Chase Nassau
4.58%, 7/3/06	14,315,359	14,315,359

Total Short-Term Investments (25.2%) (Cost/Amortized Cost $ 19,312,102)		19,311,451

Total Investments (102.8%) (Cost/Amortized Cost $ 78,143,327)		78,903,663
Other Assets Less Liabilities (-2.8%)		(2,175,388)

Net Assets (100%)		$76,728,275

*	Non-income producing.

†	Securities (totaling $129,607 or 0.17% of net assets) valued at fair value.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

VVPR — Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$85,564,155
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$56,460,846

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,249,220
Aggregate gross unrealized depreciation	(1,501,184)

Net unrealized appreciation	$748,036

Federal income tax cost of investments	$78,155,627

For the six months ended June 30, 2006, the Portfolio incurred approximately $41,910 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.5%)
Auto Components (3.4%)
BorgWarner, Inc.	131,200	$8,541,120
Dana Corp.	640,000	1,689,600
Federal-Mogul Corp.*	60,000	21,600
Modine Manufacturing Co.	173,000	4,041,280
Proliance International, Inc.*	160,007	739,232
Spartan Motors, Inc.	145,700	2,240,866
Standard Motor Products, Inc.	245,000	2,043,300
Strattec Security Corp.*	19,000	946,390
Superior Industries International, Inc.	2,000	36,580
Tenneco, Inc.*	40,000	1,040,000

		21,339,968

Automobiles (0.2%)
Fleetwood Enterprises, Inc.*	133,000	1,002,820
Monaco Coach Corp.	18,000	228,600
Thor Industries, Inc.	4,000	193,800

		1,425,220

Diversified Consumer Services (0.2%)
Concorde Career Colleges, Inc.*	56,000	1,071,840
Matthews International Corp., Class A	10,000	344,700

		1,416,540

Hotels, Restaurants & Leisure (5.9%)
Aztar Corp.*	175,000	9,093,000
Canterbury Park Holding Corp.	67,000	894,450
Churchill Downs, Inc.	145,000	5,430,250
Dover Downs Gaming & Entertainment, Inc.	105,000	2,062,200
Dover Motorsports, Inc.	246,100	1,444,607
Gaylord Entertainment Co.*	199,100	8,688,724
Kerzner International Ltd.*	34,000	2,695,520
Magna Entertainment Corp., Class A*	225,000	1,183,500
Marcus Corp.	4,000	83,520
Pinnacle Entertainment, Inc.*	80,000	2,452,000
Six Flags, Inc.*	55,000	309,100
Steak n Shake Co.*	50,000	757,000
Triarc Cos., Inc., Class A	40,000	653,200
Triarc Cos., Inc., Class B	70,000	1,094,100

		36,841,171

Household Durables (2.5%)
Cavalier Homes, Inc.*	295,000	1,563,500
Cavco Industries, Inc.*	92,000	4,088,480
Champion Enterprises, Inc.*	330,000	3,643,200
Fedders Corp.*	570,000	1,379,400
Lenox Group, Inc.*	70,000	496,300
National Presto Industries, Inc.	3,500	182,980
Palm Harbor Homes, Inc.*	25,000	439,750
Skyline Corp.	77,000	3,294,060
Southern Energy Homes, Inc.*	70,000	472,500

		15,560,170

Internet & Catalog Retail (0.0%)
Liberty Media Holding Corp., Interactive Class A*	12,500	215,750

Leisure Equipment & Products (0.2%)
Fairchild Corp., Class A*	461,900	960,752

Media (7.9%)
Acme Communications, Inc.*	55,000	279,400
Beasley Broadcasting Group, Inc., Class A	127,200	890,400
Belo Corp., Class A	110,000	1,716,000
Cablevision Systems Corp. - New York Group, Class A	360,000	7,722,000
Citadel Broadcasting Corp.	15,000	133,500
Crown Media Holdings, Inc., Class A*	70,000	288,400
Cumulus Media, Inc., Class A*	2,011	21,458
Discovery Holding Co., Class A*	10,000	146,300
E.W. Scripps Co., Class A	40,000	1,725,600
Fisher Communications, Inc.*	90,000	3,791,700
Gemstar-TV Guide International, Inc.*	600,000	2,112,000
Gray Television, Inc.	250,000	1,447,500
Imax Corp.*	16,000	146,560
Interactive Data Corp.*	135,000	2,712,150
Interep National Radio Sales, Inc., Class A*	65,000	32,500
ION Media Networks Inc.	190,000	174,800
Journal Register Co.	90,000	806,400
Lakes Entertainment, Inc.*	116,000	1,402,440
Lee Enterprises, Inc.	55,000	1,482,250
Liberty Global, Inc. Class A*	15,000	322,500
Liberty Global, Inc., Class C*	10,000	205,700
Liberty Media Holding Corp., Capital Series Class A*	2,500	209,425
Lin TV Corp., Class A*	240,000	1,812,000
McClatchy Co., Class A	100,000	4,012,000
MDC Partners, Inc., Class A*	10,000	81,900
Media General, Inc., Class A	159,000	6,660,510
Meredith Corp.	50,000	2,477,000
Nexstar Broadcasting Group, Inc., Class A*	64,000	307,200
Penton Media, Inc.*	100,000	30,000
Primedia, Inc.*	410,000	750,300
Reader’s Digest Association, Inc	12,000	167,520
Salem Communications Corp., Class A*	155,000	2,016,550
Sinclair Broadcast Group, Inc., Class A	210,000	1,797,600
Triple Crown Media, Inc.*	95,000	823,650
Young Broadcasting, Inc., Class A*	270,000	847,800

		49,553,013

Specialty Retail (1.6%)
Big 5 Sporting Goods Corp.	22,000	429,000
Bowlin Travel Centers, Inc.*	70,000	136,500
CSK Auto Corp.*	60,000	718,200
Earl Scheib, Inc.*‡	280,000	1,050,000
Gander Mountain Co.*	3,000	17,340
Midas, Inc.*	230,000	4,232,000
Pep Boys - Manny, Moe & Jack	240,000	2,815,200
United Auto Group, Inc.	40,000	854,000

		10,252,240

Textiles, Apparel & Luxury Goods (0.6%)
Hartmarx Corp.*	240,000	1,440,000
Levcor International, Inc.*	75,000	56,250
Movado Group, Inc.	52,000	1,193,400
Wolverine World Wide, Inc.	32,000	746,560

		3,436,210

Total Consumer Discretionary		141,001,034

Consumer Staples (6.7%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	60,000	1,757,400

Food & Staples Retailing (1.1%)
Ingles Markets, Inc., Class A	145,000	2,465,000
Topps Co., Inc.	400,000	3,288,000
Weis Markets, Inc.	27,000	1,112,400

		6,865,400

Food Products (3.2%)
Corn Products International, Inc.	100,000	3,060,000

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Del Monte Foods Co.	100,000	$1,123,000
Flowers Foods, Inc.	195,000	5,584,800
Griffin Land & Nurseries, Inc.*	129,400	4,167,974
Hain Celestial Group, Inc.*	25,000	644,000
J & J Snack Foods Corp.	4,000	132,280
John B. Sanfilippo & Son, Inc.*	1,000	13,250
Ralcorp Holdings, Inc.*	50,000	2,126,500
Tootsie Roll Industries, Inc.	111,394	3,244,907

		20,096,711

Health Care Equipment & Supplies (0.0%)
TL Administration Corp.*†	85,000	340

Household Products (1.6%)
Church & Dwight Co., Inc.	75,000	2,731,500
Energizer Holdings, Inc.*	27,000	1,581,390
Katy Industries, Inc.*	209,000	489,060
Oil-Dri Corp. of America ‡	229,200	4,515,240
WD-40 Co.	20,000	671,400

		9,988,590

Personal Products (0.5%)
Elizabeth Arden, Inc.*	10,000	178,800
Revlon, Inc., Class A*	215,000	270,900
Schiff Nutrition International, Inc.*	438,000	2,925,840

		3,375,540

Total Consumer Staples		42,083,981

Energy (0.8%)
Energy Equipment & Services (0.8%)
Oceaneering International, Inc.*	40,000	1,834,000
RPC, Inc	130,000	3,156,400
W-H Energy Services, Inc.*	5,000	254,150

		5,244,550

Total Energy		5,244,550

Financials (3.8%)
Capital Markets (1.3%)
BKF Capital Group, Inc.	29,000	181,250
Epoch Holding Corp.*	25,500	127,500
SWS Group, Inc.	157,000	3,786,840
Waddell & Reed Financial, Inc.	205,000	4,214,800

		8,310,390

Commercial Banks (0.4%)
Sterling Bancorp/New York	126,000	2,457,000

Insurance (2.0%)
Alleghany Corp.*	4,284	1,183,926
Argonaut Group, Inc.*	110,000	3,304,400
CNA Surety Corp.*	147,500	2,548,800
Midland Co.	135,000	5,127,300

		12,164,426

Real Estate Management & Development (0.1%)
Gyrodyne Co. of America, Inc.*	2,000	107,500
Harbor Global Co., Ltd.	70,000	637,700

		745,200

Total Financials		23,677,016

Health Care (5.0%)
Health Care Equipment & Supplies (3.0%)
Align Technology, Inc.*	120,000	886,800
Angiodynamics, Inc.*	70,000	1,893,500
Biosite, Inc.*	40,000	1,826,400
Conmed Corp.*	130,000	2,691,000
Edwards Lifesciences Corp.*	78,000	3,543,540
Exactech, Inc.*	115,000	1,581,250
ICU Medical, Inc.*	23,000	971,520
Inverness Medical Innovations, Inc.*	10,000	282,300
Kensey Nash Corp.*	102,000	3,009,000
Lifecore Biomedical, Inc.*	9,000	141,300
Orthofix International N.V.*	10,000	381,300
Possis Medical, Inc.*	50,000	440,500
Regeneration Technologies, Inc.*	88,000	563,200
Sirona Dental Systems, Inc.	6,000	237,720
Thoratec Corp.*	8,000	110,960
Young Innovations, Inc.	4,000	140,920

		18,701,210

Health Care Providers & Services (1.2%)
Chemed Corp.	90,000	4,907,700
Owens & Minor, Inc.	60,000	1,716,000
PSS World Medical, Inc.*	48,000	847,200

		7,470,900

Health Care Technology (0.1%)
Amicas, Inc.*	150,000	484,500

Life Sciences Tools & Services (0.5%)
Invitrogen Corp.*	12,000	792,840
Thermo Electron Corp.*	65,000	2,355,600

		3,148,440

Pharmaceuticals (0.2%)
Allergan, Inc.	13,006	1,395,024

Total Health Care		31,200,074

Industrials (31.7%)
Aerospace & Defense (4.0%)
AAR Corp.*	70,000	1,556,100
Aviall, Inc.*	85,000	4,039,200
Curtiss-Wright Corp.	54,000	1,667,520
EDO Corp.	15,000	365,100
Empresa Brasileira de Aeronautica S.A. (ADR)	4,000	145,880
GenCorp, Inc.*	200,000	3,206,000
Heico Corp.	15,000	425,250
Herley Industries, Inc.*	30,000	336,300
Moog, Inc., Class A*	39,000	1,334,580
Precision Castparts Corp.	200,000	11,952,000

		25,027,930

Air Freight & Logistics (0.7%)
Park-Ohio Holdings Corp.*	240,000	4,144,800

Building Products (0.2%)
Griffon Corp.*	40,000	1,044,000

Commercial Services & Supplies (4.3%)
ACCO Brands Corp.*	73,000	1,598,700
Adesa, Inc.	190,000	4,225,600
Allied Waste Industries, Inc.*	364,300	4,138,448
Central Parking Corp.	90,000	1,440,000
Covanta Holding Corp.*	210,000	3,706,500
Layne Christensen Co.*	15,000	425,250
Nashua Corp.*	103,000	690,100
Republic Services, Inc.	95,000	3,832,300
Rollins, Inc.	359,000	7,050,760

		27,107,658

Construction & Engineering (0.3%)
Xanser Corp.*	363,500	1,835,675

Electrical Equipment (5.8%)
A.O. Smith Corp.	7,000	324,520
A.O. Smith Corp., Class A.	8,000	368,000
Acuity Brands, Inc.	50,000	1,945,500
Ametek, Inc.	140,000	6,633,200
Baldor Electric Co.	63,000	1,971,270
Belden CDT, Inc.	76,000	2,511,800
C&D Technologies, Inc.	13,000	97,760
Franklin Electric Co., Inc.	90,000	4,647,600
GrafTech International Ltd.*	208,000	1,206,400
Lamson & Sessions Co.*	80,000	2,268,800
Roper Industries, Inc.	44,000	2,057,000

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
SL Industries, Inc.*	62,000	$1,003,160
Tech/Ops Sevcon, Inc.	32,300	204,136
Thomas & Betts Corp.*	215,000	11,029,500

		36,268,646

Industrial Conglomerates (2.7%)
Sequa Corp., Class A*	100,400	8,182,600
Sequa Corp., Class B*	43,000	3,515,250
Standex International Corp.	56,500	1,714,775
Tredegar Corp.	245,000	3,875,900

		17,288,525

Machinery (11.0%)
Ampco-Pittsburgh Corp.	172,000	4,927,800
Badger Meter, Inc.	33,000	891,000
Baldwin Technology Co.*	307,000	1,657,800
Basin Water, Inc.	5,000	50,100
CIRCOR International, Inc.	100,000	3,049,000
Clarcor, Inc.	365,000	10,873,350
CNH Global N.V.	110,000	2,631,200
Crane Co.	135,000	5,616,000
Donaldson Co., Inc.	40,000	1,354,800
Flowserve Corp.*	183,000	10,412,700
Gorman-Rupp Co	40,925	1,088,605
Graco, Inc.	122,000	5,609,560
IDEX Corp.	88,000	4,153,600
Mueller Water Products, Inc., Class A*	40,000	696,400
Navistar International Corp.*	50,000	1,230,500
Oshkosh Truck Corp.	12,000	570,240
Robbins & Myers, Inc.	165,000	4,313,100
Tennant Co.	80,000	4,022,400
Watts Water Technologies, Inc., Class A	165,000	5,535,750

		68,683,905

Trading Companies & Distributors (2.7%)
GATX Corp	199,000	8,457,500
Huttig Building Products, Inc.*	44,000	356,400
Industrial Distribution Group, Inc.*	70,000	618,100
Kaman Corp.	414,000	7,534,800
National Patent Development Corp.*	10,000	14,700

		16,981,500

Total Industrials		198,382,639

Information Technology (2.9%)
Communications Equipment (0.3%)
Communications Systems, Inc	80,000	819,200
Nortel Networks Corp.*	100,000	224,000
Plantronics, Inc.	45,000	999,450

		2,042,650

Computers & Peripherals (0.0%)
Intermec, Inc.*	2,000	45,880

Electronic Equipment & Instruments (1.8%)
CTS Corp.	230,000	3,424,700
Gerber Scientific, Inc.*	33,000	429,330
KEMET Corp.*	210,000	1,936,200
Methode Electronics, Inc.	75,000	788,250
Park Electrochemical Corp.	100,000	2,575,000
Paxar Corp.*	120,000	2,468,400

		11,621,880

IT Services (0.5%)
Edgewater Technology, Inc.*	310,000	2,151,400
Tyler Technologies, Inc.*	65,000	728,000

		2,879,400

Semiconductors & Semiconductor Equipment (0.1%)
California Micro Devices CP*	44,000	176,000
MoSys, Inc.*	48,000	375,360

		551,360

Software (0.2%)
Borland Software Corp.*	85,000	448,800
FalconStor Software, Inc.*	90,000	627,300
GSE Systems, Inc.*	11,323	46,424
OpenTV Corp., Class A*	13,000	50,570

		1,173,094

Total Information Technology		18,314,264

Materials (6.3%)
Chemicals (4.0%)
Arch Chemicals, Inc.	45,000	1,622,250
Chemtura Corp.	130,000	1,214,200
Core Molding Technologies, Inc.*	126,100	749,034
Cytec Industries, Inc.	5,000	268,300
Ferro Corp.	300,000	4,788,000
Hawkins, Inc.	50,000	700,250
Hercules, Inc.*	300,000	4,578,000
MacDermid, Inc.	76,000	2,188,800
Material Sciences Corp.*	162,000	1,462,860
NewMarket Corp.	25,000	1,226,500
Omnova Solutions, Inc.*	340,000	1,931,200
Scotts Miracle-Gro Co., Class A	2,000	84,640
Sensient Technologies Corp.	200,000	4,182,000

		24,996,034

Containers & Packaging (1.8%)
Chesapeake Corp.	5,000	82,050
Greif, Inc., Class A	90,000	6,746,400
Myers Industries, Inc.	250,000	4,297,500

		11,125,950

Metals & Mining (0.4%)
Barrick Gold Corp.	35,000	1,036,000
Kinross Gold Corp.*	28,167	306,739
Novelis, Inc.	55,000	1,186,900

		2,529,639

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	30,000	649,500

Total Materials		39,301,123

Telecommunication Services (3.9%)
Diversified Telecommunication Services (0.8%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*	500,000	2,050,000
Commonwealth Telephone Enterprises, Inc.	70,000	2,321,200
D&E Communications, Inc.	66,000	715,440

		5,086,982

Wireless Telecommunication Services (3.1%)
ALLTEL Corp.	33,000	2,106,390
Centennial Communications Corp.	40,000	208,000
Price Communications Corp.*	168,000	2,847,600
Rogers Communications, Inc., Class B	162,000	6,544,800
Rural Cellular Corp., Class A*	55,000	604,450
U.S. Cellular Corp.*	66,000	3,999,600
Ubiquitel, Inc.*	10,000	103,400
Vimpel-Communications OAO (ADR)*	66,000	3,024,120

		19,438,360

Total Telecommunication Services		24,525,342

Utilities (3.7%)
Electric Utilities (1.8%)
Allegheny Energy, Inc.*	30,000	1,112,100
Duquesne Light Holdings, Inc.	190,000	3,123,600
El Paso Electric Co.*	140,000	2,822,400
Westar Energy, Inc.	200,000	4,210,000

		11,268,100

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.9%)
AGL Resources, Inc.	6,000	$228,720
Oneok, Inc.	80,000	2,723,200
SEMCO Energy, Inc.*	110,000	611,600
Southwest Gas Corp.	70,500	2,209,470

		5,772,990

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	25,000	461,250

Multi-Utilities (0.8%)
Aquila, Inc.*	600,000	2,526,000
CH Energy Group, Inc.	46,000	2,208,000

		4,734,000

Water Utilities (0.1%)
SJW Corp.	20,000	509,000

Total Utilities		22,745,340

Total Common Stocks (87.3%) (Cost $392,986,663)		546,475,363

	Principal Amount
SHORT TERM INVESTMENTS:
Government Security (6.4%)
U.S. Treasury Bills
4.68%, 7/6/06 (p)	$40,000,000	39,968,825

Time Deposit (6.8%)
JPMorgan Chase Nassau
4.58%, 7/3/06	42,668,481	42,668,481

Total Short-Term Investments (13.2%) (Cost/Amortized Cost $82,642,502)		82,637,306

Total Investments (100.5%) (Cost/Amortized Cost $475,629,165)		629,112,669
Other Assets Less Liabilities (-0.5%)		(2,932,317)

Net Assets (100%)		$626,180,352

*	Non-income producing.

†	Securities (totaling $682 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value June 30, 2006	Dividend Income	Realized Gain
Earl Scheib, Inc.	$1,050,000	$—	$—	$1,050,000	$—	$—
Oil-Dri Corp. of America	4,231,200	—	154,853	4,515,240	56,400	63,823

	$5,281,200			$5,565,240	$56,400	$63,823

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$60,470,281
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$68,068,822

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$187,765,695
Aggregate gross unrealized depreciation	(38,441,713)

Net unrealized appreciation	$149,323,982

Federal income tax cost of investments	$479,788,687

For the six months ended June 30, 2006, the Portfolio incurred approximately $88,318 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Financials (4.2%)
Capital Markets (4.2%)
Private Export Funding Corp.
5.750%, 1/15/08	$1,000,000	$1,003,788
3.400%, 2/15/08	3,000,000	2,904,477

Total Financials		3,908,265

Government Securities (91.8%)
Agency ABS (0.2%)
Federal National Mortgage Association
5.463%, 3/25/33 (l)	197,413	197,443

Agency CMO (4.7%)
Government National Mortgage Association
4.201%, 8/16/26	893,856	858,106
4.241%, 7/16/29	1,977,558	1,902,525
Small Business Administration
4.754%, 8/10/14	1,761,776	1,653,155

		4,413,786

U.S. Government Agencies (63.1%)
Federal Home Loan Bank
4.375%, 3/17/10	5,500,000	5,306,972
4.500%, 9/16/13	2,100,000	1,975,396
Federal Home Loan Mortgage Corp.
4.375%, 11/16/07	3,990,000	3,930,960
4.500%, 1/15/13	1,200,000	1,134,170
4.500%, 1/15/14	2,000,000	1,878,172
5.000%, 7/15/14	4,000,000	3,876,280
5.500%, 2/1/32	1,938,188	1,870,041
4.006%, 6/1/34 (l)	3,195,679	3,091,186
4.193%, 10/1/34 (l)	3,751,877	3,603,281
Federal National Mortgage Association
3.250%, 11/15/07	5,000,000	4,853,130
4.525%, 5/1/33 (l)	2,015,653	1,949,475
4.484%, 5/1/34 (l)	2,437,977	2,385,983
3.682%, 6/1/34 (l)	2,193,122	2,167,707
4.779%, 10/1/34 (l)	1,425,647	1,403,017
4.224%, 12/1/34 (l)	3,411,710	3,369,729
4.905%, 6/1/35 (l)	1,916,842	1,873,435
Government National Mortgage Association
7.500%, 10/15/24	4,677	4,893
7.000%, 9/20/28	76,457	78,357
6.000%, 12/15/31	2,052,585	2,039,272
Overseas Private Investment Corp.
5.140%, 8/15/06	1,110,509	1,104,712
7.050%, 11/15/13	1,607,143	1,669,725
Small Business Administration
5.886%, 9/1/11	695,536	699,091
5.136%, 8/10/13	3,795,372	3,670,384
Tennessee Valley Authority
5.375%, 11/13/08	2,000,000	1,996,012
6.000%, 3/15/13	1,000,000	1,025,895
4.750%, 8/1/13	2,000,000	1,906,282

		58,863,557

U.S. Treasuries (23.8%)
U.S. Treasury Notes
4.375%, 5/15/07	1,375,000	1,364,473
4.875%, 4/30/08	9,700,000	9,647,329
4.000%, 4/15/10	2,850,000	2,742,236
5.000%, 2/15/11	800,000	798,031
4.250%, 8/15/14	1,300,000	1,224,285
4.250%, 8/15/15	5,460,000	5,108,726
5.125%, 5/15/16	1,250,000	1,248,535

		22,133,615

Total Government Securities		85,608,401

Industrials (2.5%)
Machinery (2.5%)
Petrodrill Four Ltd.
4.240%, 1/15/16	2,500,020	2,364,769

Total Industrials		2,364,769

Total Long-Term Debt Securities (98.5%) (Cost $94,152,368)		91,881,435

SHORT-TERM INVESTMENTS:
Government Security (0.6%)
Federal Home Loan Bank
4.75%, 7/3/06 (o)(p)	525,000	524,792

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06	26,313	26,313

Total Short-Term Investments (0.6%) (Cost/Amortized Cost $551,174)		551,105

Total Investments (99.1%) (Cost/Amortized Cost $94,703,542)		92,432,540
Other Assets Less Liabilities (0.9%)		801,965

Net Assets (100%)		$93,234,505

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

ABS — Asset Backed Security

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$20,048,144
U.S. Government securities	22,053,537

$42,101,681

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$24,343,597
U.S. Government securities	28,880,474

$53,224,071

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,682
Aggregate gross unrealized depreciation	(2,371,684)

Net unrealized depreciation	$(2,271,002)

Federal income tax cost of investments	$94,703,542

The Portfolio has a net capital loss carryforward of $132,330 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (22.4%)
Asset-Backed Securities (17.3%)
Carmax Auto Owner Trust,
Series 06-1 A3
5.330%, 9/15/10	$1,000,000	$995,929
Chase Issuance Trust,
Series 05-A4 A4
4.230%, 1/15/13	1,000,000	955,112
Citibank Credit Card Issuance Trust,
Series 05-B1 B1
4.400%, 9/15/10	1,000,000	972,719
COMED Transitional Funding Trust,
Series 98-1 A7
5.740%, 12/25/10	1,000,000	1,001,823
GCO Slims Trust,
Series 06-1A
5.720%, 3/1/22 § (b)	273,600	266,931
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	1,000,000	994,612
MBNA Credit Card Master Note Trust,
Series 05-A7 A7
4.300%, 2/15/11	1,000,000	975,385
PECO Energy Transition Trust,
Series 99-A A7
6.130%, 3/1/09	1,000,000	1,006,815

		7,169,326

Non-Agency CMO (5.1%)
Banc of America Commercial Mortgage, Inc.,
Series 05-4 A2
4.764%, 7/10/45	500,000	482,100
Bear Stearns Commercial Mortgage Securities,
Series 05-PW10 A4
5.405%, 12/11/40 (l)	500,000	483,058
CS First Boston Mortgage Securities Corp.,
Series 05-C2 A3
4.691%, 4/15/37	500,000	474,316
LB-UBS Commercial Mortgage Trust,
Series 05-C3 A5
4.739%, 7/15/30	725,000	668,729

		2,108,203

Total Asset-Backed and Mortgage- Backed Securities		9,277,529

Consumer Discretionary (2.1%)
Hotels, Restaurants & Leisure (0.9%)
Yum! Brands, Inc.
7.650%, 5/15/08	350,000	360,702

Multiline Retail (1.2%)
Target Corp.
5.375%, 6/15/09	500,000	497,376

Total Consumer Discretionary		858,078

Consumer Staples (0.6%)
Beverages (0.6%)
Diageo Capital plc
3.500%, 11/19/07	250,000	242,569

Total Consumer Staples		242,569

Energy (2.0%)
Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	250,000	238,117
Marathon Oil Corp.
6.125%, 3/15/12	250,000	252,265
Norsk Hydro ASA
6.360%, 1/15/09	350,000	355,756

Total Energy		846,138

Financials (14.5%)
Capital Markets (2.4%)
Goldman Sachs Group, Inc.
5.250%, 10/15/13	250,000	239,545
Morgan Stanley
4.250%, 5/15/10	500,000	472,066
Residential Capital Corp.
6.500%, 4/17/13	300,000	294,404

		1,006,015

Commercial Banks (2.3%)
Bank of America Corp.
4.375%, 12/1/10	500,000	475,065
Wells Fargo & Co.
3.120%, 8/15/08	500,000	476,042

		951,107

Consumer Finance (1.2%)
Capital One Bank
5.125%, 2/15/14	275,000	258,576
HSBC Finance Corp.
5.875%, 2/1/09	250,000	251,537

		510,113

Diversified Financial Services (4.2%)
Citigroup, Inc.
6.000%, 2/21/12	500,000	505,417
General Electric Capital Corp.
4.625%, 9/15/09	500,000	486,035
John Deere Capital Corp.
5.400%, 4/7/10	400,000	395,124
Toyota Motor Credit Corp.
4.250%, 3/15/10	350,000	334,239

		1,720,815

Insurance (1.2%)
American International Group, Inc.
2.875%, 5/15/08	375,000	357,359
RenaissanceReinsurance Holdings Ltd.
7.000%, 7/15/08	150,000	152,444

		509,803

Real Estate Investment Trusts (REIT) (3.2%)
Duke Realty Corp. (REIT)
6.800%, 2/12/09	265,000	270,573
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	300,000	293,355
Kimco Realty Corp. (REIT)
3.950%, 8/5/08	150,000	145,097
Simon Property Group LP (REIT)
6.375%, 11/15/07	325,000	326,353
Tanger Factory Outlet Centers (REIT)
6.150%, 11/15/15	300,000	291,468

		1,326,846

Total Financials		6,024,699

Government Securities (40.7%)
Foreign Governments (3.6%)
Province of Ontario
5.125%, 7/17/12	500,000	489,750
Republic of Italy
5.625%, 6/15/12	1,000,000	1,003,261

		1,493,011

U.S. Government Agencies (24.4%)
Federal Home Loan Bank
5.250%, 6/18/14	1,200,000	1,180,816
Federal Home Loan Mortgage Corp.
4.250%, 7/15/09	500,000	483,660

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
7.000%, 3/15/10	$450,000	$472,694
4.775%, 5/1/35 (l)	1,213,132	1,169,612
Federal National Mortgage Association
3.500%, 1/28/08	1,250,000	1,212,947
6.000%, 5/15/11	700,000	715,087
5.000%, 4/15/15	1,200,000	1,160,167
4.634%, 5/1/35 (l)	832,376	807,803
4.905%, 6/1/35 (l)	871,292	851,562
5.192%, 7/1/35 (l)	1,200,476	1,178,556
4.858%, 12/1/35 (l)	917,144	893,858

		10,126,762

U.S. Treasuries (12.7%)
U.S. Treasury Notes
4.875%, 4/30/08	225,000	223,778
3.125%, 9/15/08	275,000	263,506
6.500%, 2/15/10	1,255,000	1,311,230
4.375%, 8/15/12	1,145,000	1,101,436
4.750%, 5/15/14	960,000	936,488
4.000%, 2/15/15	280,000	258,016
4.500%, 2/15/16	1,230,000	1,170,229

		5,264,683

Total Government Securities		16,884,456

Health Care (0.7%)
Health Care Providers & Services (0.7%)
WellPoint, Inc.
3.750%, 12/14/07	300,000	291,497

Total Health Care		291,497

Industrials (3.5%)
Aerospace & Defense (1.4%)
Raytheon Co.
6.150%, 11/1/08	200,000	201,955
United Technologies Corp.
7.125%, 11/15/10	375,000	395,625

		597,580

Air Freight & Logistics (0.6%)
FedEx Corp.
3.500%, 4/1/09	250,000	236,205

Machinery (0.9%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	350,000	351,964

Transportation Infrastructure (0.6%)
CSX Corp.
6.300%, 3/15/12	250,000	255,197

Total Industrials		1,440,946

Information Technology (2.8%)
Communications Equipment (2.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	350,000	336,079
Harris Corp.
5.000%, 10/1/15	350,000	320,537
Motorola, Inc.
4.608%, 11/16/07	260,000	256,258

		912,874

IT Services (0.6%)
Electronic Data Systems Corp.
7.125%, 10/15/09	250,000	258,188

Total Information Technology		1,171,062

Materials (2.4%)
Chemicals (2.4%)
Dow Chemical Co.
5.000%, 11/15/07	500,000	494,727
Lubrizol Corp.
4.625%, 10/1/09	275,000	264,780
Potash Corp. of Saskatchewan, Inc.
7.125%, 6/15/07	250,000	252,800

Total Materials		1,012,307

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
AT&T, Inc.
4.125%, 9/15/09	350,000	332,520
Deutsche Telekom International Finance BV
3.875%, 7/22/08	280,000	270,623
Sprint Capital Corp.
6.125%, 11/15/08	380,000	382,976
Verizon Communications, Inc.
7.250%, 12/1/10	600,000	628,360

Total Telecommunication Services		1,614,479

Utilities (4.1%)
Electric Utilities (4.1%)
Carolina Power & Light Co.
5.125%, 9/15/13	275,000	262,337
Entergy Gulf States, Inc.
3.600%, 6/1/08	300,000	286,603
Hydro-Quebec
6.300%, 5/11/11	325,000	334,373
Pacific Gas & Electric Co.
3.600%, 3/1/09	150,000	142,404
Peco Energy Co.
5.950%, 11/1/11	500,000	503,115
Public Service Co. of New Mexico
4.400%, 9/15/08	185,000	179,405

Total Utilities		1,708,237

Total Long-Term Debt Securities (99.7%) (Cost $ 42,336,836)		41,371,997

SHORT-TERM INVESTMENTS:
Commercial Paper (0.5%)
San Paolo IMI U.S. Financial Co.
5.28%, 7/3/06 (p)	200,000	199,912

Time Deposit (0.1%)
JPMorgan Chase Nassau
4.58%, 7/3/06	53,947	53,947

Total Short-Term Investments (0.6%) (Cost/Amortized Cost $253,888)		253,859

Total Investments (100.3%) (Cost/Amortized Cost $ 42,590,724)		41,625,856
Other Assets Less Liabilities (-0.3%)		(126,051)

Net Assets (100%)		$41,499,805

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $266,931 or 0.64% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,956,665
U.S. Government securities	8,945,456

$26,902,121

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,424,551
U.S. Government securities	9,086,066

$31,510,617

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192
Aggregate gross unrealized depreciation	(1,048,730)

Net unrealized depreciation	$(1,048,538)

Federal income tax cost of investments	$42,674,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.7%)
BHP Billiton Ltd.	138,450	$2,982,981

Austria (2.5%)
Erste Bank der oesterreichischen Sparkassen AG	19,850	1,116,773
Raiffeisen International Bank Holding AG	9,170	796,142
Wienerberger AG	18,830	894,460

		2,807,375

Bermuda (0.5%)
Orient-Express Hotels Ltd.	14,600	567,064

Brazil (2.8%)
Aracruz Celulose S.A. (ADR)	12,150	636,903
CSU Cardsystem SA*	44,580	249,446
Petroleo Brasileiro S.A. (ADR)	12,860	1,148,527
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	15,900	1,055,601

		3,090,477

Canada (1.7%)
Talisman Energy, Inc.	58,780	1,029,614
TELUS Corp.	21,280	880,783

		1,910,397

France (16.0%)
Air Liquide	7,674	1,494,422
Groupe Danone	9,170	1,164,901
Kaufman & Broad S.A.	12,860	700,490
L’Oreal S.A.	10,830	1,022,658
Legrand S.A.	40,350	1,135,058
LVMH Moet Hennessy Louis Vuitton S.A.	24,780	2,458,752
Nexity	6,100	354,265
PagesJaunes Groupe S.A.	44,460	1,395,637
Pernod-Ricard S.A.	5,910	1,171,307
Sanofi-Aventis	18,750	1,829,269
Schneider Electric S.A.	7,810	813,880
Societe Generale	7,670	1,127,833
Total S.A.	46,430	3,054,469

		17,722,941

Germany (2.6%)
Bayerische Motoren Werke (BMW) AG	17,680	883,011
Continental AG	7,841	801,269
SAP AG	5,660	1,194,131

		2,878,411

Hong Kong (3.8%)
China Mobile (Hong Kong) Ltd.	222,500	1,271,920
CNOOC Ltd.	1,249,000	997,013
Esprit Holdings Ltd.	112,000	914,227
Li & Fung Ltd.	540,000	1,091,541

		4,274,701

India (0.3%)
Reliance Capital Ventures Ltd.* †	21,130	22,521
Reliance Communication Ventures Ltd.* †	21,130	229,399
Reliance Energy Ventures Ltd.* †	21,130	31,179
Reliance Natural Resources* †	21,130	18,376

		301,475

Israel (0.6%)
Nice Systems Ltd. (ADR)*	22,060	620,768

Italy (2.8%)
Assicurazioni Generali S.p.A.	27,320	994,884
Fastweb *	16,830	731,238
UniCredito Italiano S.p.A.	173,340	1,356,444

		3,082,566

Japan (11.4%)
Aeon Credit Service Co., Ltd.	38,700	941,136
Aiful Corp.	14,950	799,060
Canon, Inc.	22,350	1,096,825
Capcom Co. Ltd.	48,900	586,894
Elpida Memory, Inc.*	15,500	583,038
Kao Corp.	40,000	1,047,981
Keyence Corp.	2,600	664,585
Konami Co. Ltd.	19,600	432,927
Namco Bandai Holdings, Inc.	33,300	506,571
Nippon Electric Glass Co., Ltd.	57,000	1,144,338
Nishimatsuya Chain Co., Ltd.	31,100	602,602
Nitto Denko Corp.	13,700	976,731
ORIX Corp.	3,920	958,439
Sumitomo Mitsui Financial Group, Inc.	106	1,121,988
Toyota Industries Corp.	30,000	1,186,196

		12,649,311

Mexico (3.4%)
Cemex S.A. de C.V. (ADR)*	20,224	1,152,161
Grupo Modelo S.A.	223,770	859,384
Grupo Televisa S.A. (ADR)	89,680	1,731,721

		3,743,266

Netherlands (2.1%)
Koninklijke Philips Electronics N.V.	50,380	1,573,741
Van Lanschot N.V. (CVA)	8,620	800,745

		2,374,486

Norway (3.2%)
Aker Kvaerner ASA	9,070	851,233
Kongsberg Automotive ASA	64,720	572,044
Norsk Hydro ASA	39,050	1,035,459
Telenor ASA	89,110	1,077,609

		3,536,345

Singapore (1.4%)
Singapore Exchange Ltd.	234,000	520,872
Singapore Telecommunications Ltd.	653,000	1,048,863

		1,569,735

South Korea (3.7%)
Ameropacific Corp.	881	144,868
Amorepacific Corp.*	2,074	895,228
Samsung Electronics Co., Ltd.	4,900	3,114,473

		4,154,569

Spain (2.6%)
Antena 3 de Television S.A.	29,870	682,132
Iberdrola S.A.	34,800	1,198,304
Inditex S.A.	23,770	1,002,378

		2,882,814

Sweden (3.0%)
Autoliv, Inc. (SDR)	15,820	889,449
KappAhl Holding AB	72,490	533,351
Sandvik AB	80,800	939,411
Telefonaktiebolaget LM Ericsson, Class B	280,680	927,359

		3,289,570

Switzerland (10.2%)
Actelion Ltd. (Registered)*	9,240	929,280
Geberit A.G. (Registered)	880	1,015,771

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Julius Baer Holding AG (Registered)	12,835	$1,112,716
Nestle S.A. (Registered)	6,131	1,921,881
Roche Holding AG	16,160	2,666,070
Straumann Holding AG (Registered)	2,960	753,290
Synthes, Inc.	6,700	806,735
UBS AG (Registered)	19,473	2,130,108

		11,335,851

Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	127,987	1,174,921

United Kingdom (17.8%)
Burberry Group plc	66,830	531,503
CSR plc*	42,400	988,104
GlaxoSmithKline plc	124,790	3,487,469
HSBC Holdings plc	136,440	2,401,135
Intertek Group plc	54,710	708,322
Ladbrokes plc	158,127	1,191,790
Photo-Me International plc	84,960	166,566
Reckitt Benckiser plc	45,460	1,698,427
Schroders plc	32,710	611,038
Smith & Nephew plc	85,400	657,868
Standard Chartered plc	43,560	1,063,477
Tesco plc	348,247	2,151,295
William Hill plc	105,240	1,219,462
Wolseley plc	35,430	781,768
WPP Group plc	169,840	2,055,965

		19,714,189

United States (1.2%)
Aflac, Inc.	17,110	793,049
Euronet Worldwide, Inc.*	15,390	590,514

		1,383,563

Total Common Stocks (97.4%) (Cost $100,195,400)		108,047,776

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (4.9%)
AIG Funding
5.26%, 7/3/06 (p)	$4,379,000	$4,377,081
Goldman Sachs Group, Inc.
5.26%, 7/3/06 (p)	406,000	405,822
Yorktown Capital LLC
5.27%, 7/3/06 (p)	712,000	711,687

Total Commercial Paper		5,494,590

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06	8,567	8,567

Total Short-Term Investments (4.9%) (Cost/Amortized Cost $5,503,961)		5,503,157

Total Investments (102.3%) (Cost/Amortized Cost $105,699,361)		113,550,933
Other Assets Less Liabilities (-2.3%)		(2,596,327)

Net Assets (100.0%)		$110,954,606

*	Non-income producing.

†	Securities (totaling $301,475 or 0.27% of net assets) valued at fair value.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

SDR — Swedish Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$74,571,658
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$44,190,172

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,058,637
Aggregate gross unrealized depreciation	(2,214,564)

Net unrealized appreciation	$7,844,073

Federal income tax cost of investments	$105,706,860

The Portfolio has a net capital loss carryforward of $16,953,699 of which $2,852,902 expires in the year 2008, $7,782,514 expires in the year 2009 and 6,318,283 expires in the year 2010.

Included in the capital loss carryforward above are $242,020 of losses acquired from Enterprise Accumulation Trust Worldwide Growth Portfolio and Enterprise Accumulation Trust Emerging Countries Portfolio as a result of a tax-free reorganization that occurred during the year ended 2003. Certain capital loss carryforward may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.4%)
Diversified Consumer Services (0.6%)
Apollo Group, Inc., Class A*	40,375	$2,086,176

Hotels, Restaurants & Leisure (2.7%)
Starbucks Corp.*	234,995	8,873,411

Internet & Catalog Retail (3.3%)
Amazon.com, Inc.*	129,430	5,006,352
IAC/InterActiveCorp*^	233,573	6,187,349

		11,193,701

Media (0.8%)
XM Satellite Radio Holdings, Inc., Class A*^	182,910	2,679,632

Specialty Retail (3.9%)
Home Depot, Inc.	185,825	6,650,677
Staples, Inc.	269,932	6,564,746

		13,215,423

Textiles, Apparel & Luxury Goods (2.1%)
NIKE, Inc., Class B	86,325	6,992,325

Total Consumer Discretionary		45,040,668

Consumer Staples (4.5%)
Beverages (1.2%)
PepsiCo, Inc.	69,380	4,165,575

Food & Staples Retailing (1.3%)
Sysco Corp.	146,795	4,486,055

Household Products (2.0%)
Procter & Gamble Co.	118,645	6,596,662

Total Consumer Staples		15,248,292

Energy (12.2%)
Energy Equipment & Services (1.6%)
Halliburton Co.	73,495	5,454,064

Oil, Gas & Consumable Fuels (10.6%)
EOG Resources, Inc.	120,520	8,356,857
Exxon Mobil Corp.	50,910	3,123,328
Occidental Petroleum Corp.	165,435	16,965,359
Valero Energy Corp.	107,630	7,159,548

		35,605,092

Total Energy		41,059,156

Financials (11.9%)
Capital Markets (5.5%)
Merrill Lynch & Co., Inc.	133,775	9,305,389
optionsXpress Holdings, Inc.^	157,705	3,676,104
UBS AG (Registered)	49,685	5,450,444

		18,431,937

Consumer Finance (3.6%)
American Express Co.	229,350	12,206,007

Thrifts & Mortgage Finance (2.8%)
Fannie Mae	197,165	9,483,637

Total Financials		40,121,581

Health Care (18.7%)
Biotechnology (5.9%)
Amgen, Inc.*	141,605	9,236,894
Genentech, Inc.*	66,040	5,402,072
Gilead Sciences, Inc.*	87,625	5,183,895

		19,822,861

Health Care Equipment & Supplies (2.6%)
Alcon, Inc.	31,855	3,139,310
Boston Scientific Corp.*	172,960	2,912,646
Medtronic, Inc.	55,215	2,590,688

		8,642,644

Health Care Providers & Services (5.9%)
Caremark Rx, Inc.	96,615	4,818,190
Coventry Health Care, Inc.*	185,195	10,174,614
UnitedHealth Group, Inc.	112,345	5,030,809

		20,023,613

Pharmaceuticals (4.3%)
Eli Lilly & Co.	58,660	3,242,138
Johnson & Johnson	86,385	5,176,189
Sanofi-Aventis (ADR)	125,795	6,126,217

		14,544,544

Total Health Care		63,033,662

Industrials (5.4%)
Air Freight & Logistics (1.6%)
FedEx Corp.	47,045	5,497,679

Industrial Conglomerates (3.8%)
General Electric Co.	389,445	12,836,107

Total Industrials		18,333,786

Information Technology (29.0%)
Communications Equipment (9.4%)
Cisco Systems, Inc.*	289,070	5,645,537
Motorola, Inc.	193,880	3,906,682
QUALCOMM, Inc.	201,380	8,069,297
Research In Motion Ltd.*^	202,350	14,117,959

		31,739,475

Computers & Peripherals (2.7%)
EMC Corp.*	406,135	4,455,301
SanDisk Corp.*	95,000	4,843,100

		9,298,401

Internet Software & Services (6.0%)
Google, Inc., Class A*	16,335	6,849,755
Yahoo!, Inc.*	410,880	13,559,040

		20,408,795

Semiconductors & Semiconductor Equipment (7.5%)
Advanced Micro Devices, Inc.*	349,415	8,532,714
Samsung Electronics Co., Ltd. (GDR)^ §	30,345	9,643,741
Texas Instruments, Inc.	230,950	6,995,476

		25,171,931

Software (3.4%)
Adobe Systems, Inc.*	176,970	5,372,809
Microsoft Corp.	73,180	1,705,094
SAP AG (Sponsored ADR)^	81,380	4,274,078

		11,351,981

Total Information Technology		97,970,583

Utilities (1.3%)
Independent Power Producers & Energy Traders (1.3%)
TXU Corp.	73,130	4,372,443

Total Utilities		4,372,443

Total Common Stocks (96.4%) (Cost $301,842,872)		325,180,171

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.2%)
Prudential Funding LLC
5.15%, 7/3/06 (p)	$4,000,000	3,998,283

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Short-Term Investments of Cash Collateral for Securities Loaned (6.9%)
Nomura Securities
5.35%, 7/3/06	$20,880,202	$20,880,202
Swedbank N.Y.
5.20%, 7/14/06 (l)	999,957	999,957
Wachovia Bank N.A
5.37%, 6/27/08 (l)	1,499,712	1,499,712

Total Short-Term Investments of Cash Collateral for Securities Loaned		23,379,871

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.58%, 7/3/06	8,457,444	8,457,444

Total Short-Term Investment (10.6%) (Cost/Amortized Cost $35,836,170)		35,835,598

Total Investments (107%) (Cost/Amortized Cost $337,679,042)		361,015,769
Other Assets Less Liabilities (-7.0%)		(23,554,436)

Net Assets (100%)		$337,461,333

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $9,643,741 or 2.86% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$126,116,185
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$130,651,741

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,276,822
Aggregate gross unrealized depreciation	(13,903,851)

Net unrealized appreciation	$22,372,971

Federal income tax cost of investments	$338,642,798

At June 30, 2006, the Portfolio had loaned securities with a total value of $23,341,470. This was secured by collateral of $23,379,871 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $36,296,662 of which $18,005,293 expires in the year 2010 and $18,291,369 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (37.1%)
Asset-Backed Securities (14.9%)
American Express Credit Account Master Trust,
Series 02-1 A
5.309%, 9/15/09 (l)	$3,335,000	$3,337,491
Series 04-C C
5.699%, 2/15/12 §(l)	2,817,330	2,824,158
AmeriCredit Automobile Receivables Trust,
Series 03-DM A4
2.840%, 8/6/10	1,966,506	1,929,726
Series 04-BM A4
2.670%, 3/7/11	3,555,000	3,458,982
Series 04-DF A3
2.980%, 7/6/09	1,271,165	1,255,580
Asset Backed Funding Certificates,
Series 05-OPT1 M2
5.873%, 7/25/35 (l)	1,000,000	1,005,033
Series 05-HE1 M2
5.763%, 2/25/35 (l)	1,625,000	1,634,674
Series 05-HE1 M3
5.813%, 2/25/35 (l)	1,625,000	1,631,154
Series 05-WF1 A2B
5.503%, 1/25/35 (l)	2,000,000	2,001,997
Series 05-WMC1 A2C
5.603%, 6/25/35 (l)	3,000,000	3,003,194
Bank of America Credit Card Trust,
Series 06-C4 C4
5.429%, 11/15/11 (l)	2,500,000	2,500,000
Bear Stearns Asset Backed Securities, Inc.,
Series 05-HE3 M1
5.753%, 3/25/35 (l)	2,125,000	2,134,672
Capital Auto Receivables Asset Trust,
Series 06-1 A2A
5.030%, 9/15/08	5,932,342	5,914,083
Capital One Auto Finance Trust,
Series 03-B A4
3.180%, 9/15/10	1,400,000	1,374,112
Series 04-A A4
5.299%, 3/15/11 (l)	3,000,000	3,000,931
Series 04-B A3
2.960%, 4/15/09	3,117,377	3,094,644
Series 05-D A3
4.810%, 3/15/10	10,000,000	9,893,205
Capital One Multi-Asset Execution Trust,
Series 03-A
6.449%, 12/15/10 § (l)	10,240,000	10,423,887
Series 03-A4 A4
3.650%, 7/15/11	1,590,000	1,528,782
Carss Finance LP,
Series 04-A B1
5.479%, 1/15/11 § (l)	377,349	377,623
Series 04-A B2
6.149%, 1/15/11 § (l)	396,144	396,976
Centex Home Equity,
Series 05-B AV3
5.493%, 3/25/35 (l)	3,500,000	3,501,520
Citigroup Mortgage Loan Trust, Inc.,
Series 03-HE3 A
5.703%, 12/25/33 (l)	1,935,281	1,943,230
Series 05-OPT1 A1B
5.533%, 2/25/35 (l)	3,833,064	3,836,584
CNH Equipment Trust,
Series 04-A A3A
5.269%, 10/15/08 (l)	1,531,370	1,531,732
Series 05-B A3
4.270%, 1/15/10	3,110,000	3,054,635
COMED Transitional Funding Trust,
Series 98-1 A6
5.630%, 6/25/09	1,058,190	1,058,024
Countrywide Asset-Backed Certificates,
Series 03-5 MF1
5.413%, 1/25/34	2,170,000	2,139,537
Series 04-1 3A
5.603%, 4/25/34 (l)	238,952	239,102
Series 04-1 M1
5.823%, 3/25/34 (l)	1,570,000	1,578,380
Series 04-1 M2
5.873%, 3/25/34 (l)	1,190,000	1,196,348
Series 04-BC1 A1
5.553%, 4/25/34 (l)	798,633	798,617
Countrywide Home Equity Loan Trust,
Series 04-I A
5.489%, 2/15/34 (l)	3,190,101	3,199,916
Series 04-K 2A
5.499%, 2/15/34 (l)	1,241,920	1,244,505
Series 05-B 2A
5.379%, 5/15/35 (l)	1,402,702	1,403,303
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FF2 M2
5.763%, 3/25/35 (l)	400,000	401,700
Series 05-FF5 M1
5.773%, 3/25/35 (l)	1,500,000	1,508,645
Ford Credit Auto Owner Trust,
Series 03-B A4
2.410%, 8/15/07	7,107,330	7,087,564
Ford Credit Floorplan Master Owner Trust,
Series 05-1 A
5.349%, 5/15/10 (l)	5,000,000	4,999,649
GE Corporate Aircraft Financing LLC,
Series 04-1A A1
5.413%, 8/25/11 § (l)	141,101	141,091
GE Equipment Small Ticket LLC,
Series 05-1A A3
4.380%, 7/22/09 §	2,000,000	1,970,958
GMAC Mortgage Corp. Loan Trust,
Series 04-HE1 A2
5.423%, 6/25/34 (l)	1,500,000	1,500,520
Gracechurch Card Funding plc,
Series 7A
5.219%, 11/16/09 (l)	4,600,000	4,602,875
GSAMP Trust,
Series 04-OPT A1
5.663%, 11/25/34 (l)	1,273,356	1,276,499
Series 05-WMC2 A2A
5.433%, 11/25/35 (l)	5,573,029	5,573,790
Series 05-WMC2 M1
5.753%, 11/25/35 (l)	2,000,000	2,003,887
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	12,500,000	12,432,650
Home Equity Asset Trust,
Series 05-8 M2
5.773%, 2/25/36 (l)	3,325,000	3,342,045
Series 05-9 M1
5.733%, 4/25/36 (l)	1,250,000	1,255,095
Series 05-9 M2
5.763%, 4/25/36 (l)	750,000	752,875
Series 06-1 M2
5.783%, 4/25/36 (l)	1,500,000	1,505,351

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Household Mortgage Loan Trust,
Series 04-HC1 A
5.627%, 2/20/34 (l)	$774,278	$774,965
Long Beach Mortgage Loan Trust,
Series 03-4 M1
6.003%, 8/25/33 (l)	5,500,000	5,523,231
Series 04-1 A3
5.623%, 2/25/34 (l)	522,505	522,707
Series 04-1 M1
5.823%, 2/25/34 (l)	2,200,000	2,207,445
Series 04-1 M2
5.873%, 2/25/34 (l)	1,475,000	1,479,524
Series 04-3 A3
5.583%, 7/25/34 (l)	575,513	574,858
Series 04-3 M1
5.893%, 7/25/34 (l)	1,750,000	1,762,768
Series 04-4 2A1
5.683%, 10/25/34 (l)	586,037	587,361
MASTR Asset Backed Securities Trust,
Series 05-NC1 A4
5.553%, 12/25/34 (l)	2,077,854	2,079,334
Series 05-OPT1 M2
5.743%, 3/25/35 (l)	1,823,000	1,825,660
MBNA Credit Card Master Note Trust,
Series 01-C2 C2
6.349%, 12/15/10 § (l)	3,725,000	3,796,806
Metris Master Trust,
Series 04-1 A
5.547%, 4/20/11 (l)	3,100,000	3,106,299
New Century Home Equity Loan Trust,
Series 05-1 A2B
5.543%, 3/25/35 (l)	1,800,000	1,801,561
Series 05-1 M1
5.773%, 3/25/35 (l)	2,000,000	2,007,824
Series 05-2 A2B
5.503%, 6/25/35 (l)	2,200,000	2,201,578
Nissan Auto Receivables Owner Trust,
Series 06-A A2
4.800%, 6/16/08	3,000,000	2,983,207
Onyx Acceptance Auto Trust,
Series 05-A A4
3.910%, 9/15/11	5,500,000	5,336,058
Option One Mortgage Loan Trust,
Series 03-1 A2
5.743%, 2/25/33 (l)	458,576	459,469
Series 03-5 A2
5.643%, 8/25/33 (l)	277,385	278,050
Series 04-1 M1
5.923%, 1/25/34 (l)	4,700,000	4,720,168
Series 05-2 M1
5.763%, 5/25/35 (l)	1,700,000	1,706,499
PECO Energy Transition Trust,
Series 00-A A3
7.625%, 3/1/10^	1,300,000	1,363,590
PSE&G Transition Funding LLC,
Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,113,650
Residential Asset Mortgage Products, Inc.,
Series 06-RS1 AI2
5.553%, 1/25/36 (l)	3,000,000	3,004,679
Residential Asset Securities Corp.,
Series 02-KS4 AIIB
5.573%, 7/25/32 (l)	293,623	293,685
Series 03-KS9 A2B
5.643%, 11/25/33 (l)	672,927	674,253
Series 05-AHL2 M1
5.743%, 10/25/35 (l)	1,750,000	1,756,882
Series 05-KS10 M1
5.733%, 11/25/35 (l)	1,274,000	1,278,957
Series 05-KS11 M1
5.723%, 12/25/35 (l)	2,000,000	2,007,980
Series 05-KS11 M2
5.743%, 12/25/35 (l)	1,250,000	1,253,066
Series 05-KS1 A1
5.433%, 4/25/25 (l)	69,201	69,200
SLM Student Loan Trust,
Series 03-11 A5
2.990%, 12/15/22 §	420,000	414,275
Series 05-4 A1
5.110%, 10/26/15 (l)	1,397,139	1,397,058
Triad Auto Receivables Owner Trust,
Series 03-B A4
3.200%, 12/13/10	2,200,000	2,152,760
Volkswagen Auto Lease Trust,
Series 04-A A3
2.840%, 7/20/07	1,131,991	1,127,606
Wachovia Asset Securitization, Inc.,
Series 02-HE2 A
5.753%, 12/25/32 (l)	915,788	917,230
Series 03-HE3 A
5.573%, 11/25/33 (l)	3,008,456	3,015,363
Wells Fargo Home Equity Trust,
Series 04-2 AI1B
2.940%, 2/25/18 (l)	373,734	372,420
WFS Financial Owner Trust,
Series 03-4 A4
3.150%, 5/20/11	1,821,990	1,789,250

		211,538,807

Non-Agency CMO (22.2%)
Adjustable Rate Mortgage Trust,
Series 04-1 9A2
5.723%, 1/25/35 (l)	1,967,934	1,976,266
Series 05-4 7A2
5.553%, 8/25/35 (l)	1,058,516	1,062,048
Series 05-5 6A21
5.553%, 9/25/35 (l)	4,602,719	4,604,660
Series 05-6A 2A1
5.633%, 11/25/35 (l)	2,077,136	2,085,147
Series 06-2 6A1
5.493%, 5/25/36 (l)	4,733,599	4,730,909
Banc of America Mortgage Securities,
Series 02-K 1A1
6.398%, 10/20/32 (l)	172,580	172,483
Bear Stearns Commercial Mortgage Securities,
Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,204,041
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	3,565,000	3,379,043
Series 05-PWR8 A4
4.674%, 6/11/41	2,000,000	1,831,910
Centre Reinsurance,
Series 00-ZC2 A4A
6.699%, 8/10/14 §	2,493,903	2,513,764
Citicorp Mortgage Securities, Inc.,
Series 03-11 2A1
5.500%, 12/25/33	2,919,003	2,864,396
Citigroup Commercial Mortgage Trust,
Series 06-C4 A3
5.721%, 3/15/49 (l)	4,735,000	4,694,537
Citigroup Mortgage Loan Trust, Inc.,
Series 06-WF2 A2A
5.906%, 5/25/36 (e)	3,750,000	3,736,175

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 05-CD1 A4
5.400%, 7/15/44^ (l)	$5,775,000	$5,536,205
Countrywide Alternative Loan Trust,
Series 04-28CB 3A1
6.000%, 1/25/35	9,431,724	9,219,515
Series 05-51 1A1
5.587%, 11/20/35 (l)	4,444,589	4,466,255
Series 06-12CB A6
6.000%, 5/25/36	8,785,323	8,675,751
Series 06-OA2 A1
5.477%, 5/20/46 (l)	6,885,717	6,897,052
CS First Boston Mortgage Securities Corp.,
Series 01-CK1 A3
6.380%, 12/18/35	4,330,000	4,423,237
Series 01-CP4 A4
6.180%, 12/15/35	5,325,000	5,409,475
Series 03-C4 A4
5.137%, 8/15/36^(l)	5,870,000	5,628,176
Credit Suisse Mortgage Capital Certificates,
Series 06-C1 A3
5.711%, 2/15/39 (l)	7,500,000	7,396,347
Series 06-C3 A3
5.828%, 6/15/38 (l)	7,100,000	7,098,580
First Union - Lehman Brothers - Bank of America,
Series 98-C2 A2
6.560%, 11/18/35	1,524,733	1,541,024
GE Capital Commercial Mortgage Corp.,
Series 02-1A A3
6.269%, 12/10/35	4,665,000	4,776,138
Granite Master Issuer plc,
Series 05-1 A3
5.494%, 12/20/24 (l)	2,500,000	2,501,175
Granite Mortgages plc,
Series 04-3 1A3
5.514%, 9/20/44 (l)	2,397,523	2,398,242
Greenpoint Mortgage Funding Trust,
Series 05-AR 4A1A
5.633%, 10/25/45 (l)	8,401,013	8,439,332
GSMPS Mortgage Loan Trust,
Series 05-RP1 1AF
5.673%, 1/25/35 § (l)	8,757,195	8,794,732
Harborview Mortgage Loan Trust,
Series 05-3 2A1A
5.492%, 6/19/35 (l)	12,304,679	12,330,326
Series 05-8 1A2A
5.582%, 9/19/35 (l)	5,637,634	5,658,618
Series 05-9 2A1A
5.607%, 6/20/35 (l)	5,047,303	5,063,967
Indymac Index Mortgage Loan Trust,
Series 04-AR7 A1
5.763%, 9/25/34 (l)	3,773,630	3,807,332
Series 05-AR14 2A1A
5.623%, 8/25/35 (l)	6,838,204	6,868,170
LB-UBS Commercial Mortgage Trust,
Series 05-C1 A4
4.742%, 2/15/30	9,250,000	8,565,857
Series 06-C4 A4
5.900%, 6/15/38 (l)	3,360,000	3,374,700
Lehman Mortgage Trust,
Series 05-3 2A3
5.500%, 1/25/36	6,135,000	6,044,263
Lehman XS Trust,
Series 05-7N 1A1A
5.593%, 11/25/35 (l)	3,362,495	3,379,618
Medallion Trust,
Series 04-1G A1
5.340%, 5/25/35 (l)	1,767,493	1,770,277
Merrill Lynch Mortgage Trust,
Series 06-C1 A4
5.844%, 5/12/39 (l)	2,140,000	2,117,962
Morgan Stanley Capital I,
Series 04-HQ3 A2
4.050%, 1/13/41	1,000,000	947,818
Series 04-T13 A2
3.940%, 9/13/45	1,250,000	1,179,162
Series 05-IQ9 A5
4.700%, 7/15/56	7,225,000	6,666,609
Morgan Stanley Dean Witter Capital I,
Series 03-HQ2 A2
4.920%, 3/12/35^	3,120,000	2,961,876
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	2,690,000	2,726,863
Permanent Financing plc,
Series 4-2A
5.370%, 3/10/09 (l)	5,000,000	5,000,325
RESI Finance LP,
Series 03-B B3
6.720%, 7/10/35 § (l)	3,316,664	3,320,777
Series 03-C B3
6.570%, 9/10/35 § (l)	10,044,918	10,222,522
Series 03-C B4
6.770%, 9/10/35 § (l)	1,680,555	1,738,726
Series 03-D B3
6.470%, 12/10/35 § (l)	6,089,141	6,108,622
Series 03-D B4
6.670%, 12/10/35 § (l)	1,835,345	1,841,156
Series 05-A B3
5.750%, 3/10/37 § (l)	3,560,191	3,567,979
Series 05-A B4
5.850%, 3/10/37 § (l)	1,163,814	1,167,451
Series 05-B B3
5.750%, 6/10/37 § (l)	980,178	982,016
Series 05-B B4
5.840%, 6/10/37 § (l)	1,715,304	1,721,200
Series 05-D B4
5.899%, 12/15/37 § (l)	2,476,133	2,504,690
Residential Accredit Loans, Inc.,
Series 05-QO4 2A1
5.603%, 12/25/45 (l)	4,692,415	4,710,393
Series 06-QS6 1A2
6.000%, 6/25/36	7,000,000	6,927,550
Residential Asset Securitization Trust,
Series 06-A2 A3
6.000%, 5/25/36	7,008,918	6,898,420
Structured Asset Mortgage Investments, Inc.,
Series 06-AR1 3A1
5.553%, 2/25/36 (l)	2,471,277	2,471,398
Series 05-AR2 2A1
5.553%, 5/25/45 (l)	2,084,297	2,090,118
Wachovia Bank Commercial Mortgage Trust,
Series 02-C2 A4
4.980%, 11/15/34	8,545,000	8,175,826
Series 03-C9 A2
3.958%, 12/15/35	6,230,000	5,993,317
Series 06-C26 A3
6.011%, 6/15/45 (l)	4,680,000	4,712,713
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 06-5 2CB1
6.000%, 7/25/36	8,465,000	8,324,798

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Washington Mutual, Inc.,
Series 05-AR1 A2A1
5.663%, 1/25/45 (l)	$2,415,847	$2,418,831
Series 05-AR15 A1A1
5.583%, 11/25/45 (l)	4,694,472	4,706,852
Series 05-AR17 A1A1
5.593%, 12/25/45 (l)	4,656,069	4,669,340
Series 05-AR2 2A21
5.653%, 1/25/45 (l)	2,431,930	2,437,071
Series 05-AR9 A1A
5.643%, 7/25/45 (l)	9,109,255	9,118,709
Wells Fargo Mortgage Backed Securities Trust,
Series 05-11 2A1
5.500%, 11/25/35		—

		314,350,833

Total Asset-Backed and Mortgage-Backed Securities		525,889,640

Consumer Discretionary (2.7%)
Automobiles (1.4%)
DaimlerChrysler N.A. Holding Corp.
5.679%, 10/31/08 (l)	7,934,000	7,969,211
5.875%, 3/15/11	10,425,000	10,254,562
Ford Motor Credit Co.
6.374%, 3/21/07(l)	1,600,000	1,594,275

		19,818,048

Media (1.3%)
Comcast Corp.
5.300%, 1/15/14	150,000	141,125
5.900%, 3/15/16	3,190,000	3,064,878
4.950%, 6/15/16	1,135,000	1,011,501
News America, Inc.
7.250%, 5/18/18	825,000	879,889
6.200%, 12/15/34	1,535,000	1,392,999
TCI Communications, Inc.
7.875%, 8/1/13	820,000	883,350
Viacom, Inc.
5.691%, 6/16/09 § (l)	8,000,000	7,996,080
6.250%, 4/30/16 §	1,925,000	1,868,692
6.875%, 4/30/36 §	2,020,000	1,949,423

		19,187,937

Total Consumer Discretionary		39,005,985

Energy (0.6%)
Energy Equipment & Services (0.2%)
Smith International, Inc.
6.000%, 6/15/16^	2,305,000	2,284,518

Oil, Gas & Consumable Fuels (0.4%)
Anadarko Finance Co.
7.500%, 5/1/31	2,010,000	2,159,556
Kinder Morgan Energy Partners LP
5.125%, 11/15/14	2,620,000	2,391,843
XTO Energy, Inc.
5.650%, 4/1/16	1,485,000	1,408,136

		5,959,535

Total Energy		8,244,053

Financials (20.8%)
Capital Markets (6.6%)
Bear Stearns Cos., Inc.
5.228%, 1/16/07 (l)	7,120,000	7,125,888
5.299%, 4/29/08 (l)	2,480,000	2,485,307
Credit Suisse First Boston USA, Inc.
5.348%, 6/2/08 (l)	3,365,000	3,368,974
Credit Suisse USA, Inc.
5.316%, 6/5/09 (l)	5,250,000	5,247,029
Goldman Sachs Group, Inc.
5.633%, 7/2/07 (l)	1,500,000	1,502,363
6.450%, 5/1/36	6,555,000	6,279,821
Kaupthing Bank HF
7.125%, 5/19/16 §	2,220,000	2,220,666
Merrill Lynch & Co., Inc.
5.202%, 10/19/07 (l)	3,650,000	3,655,884
5.279%, 8/22/08 (l)	4,000,000	4,000,772
5.200%, 10/27/08 (l)	4,000,000	4,002,784
6.050%, 5/16/16	2,055,000	2,041,464
Mizuho Capital Investment 1 Ltd.
6.686%, 12/29/49 § (l)	5,310,000	5,038,776
Mizuho JGB Investment LLC
9.870%, 12/29/49^ § (l)	2,530,000	2,708,972
Mizuho Prefered Capital Co. LLC
8.790%, 12/29/49 § (l)	725,000	761,855
Morgan Stanley
5.185%, 1/12/07 (l)	7,095,000	7,100,023
5.295%, 2/15/07^ (l)	2,000,000	2,000,970
5.291%, 11/9/07 (l)	900,000	901,182
5.276%, 2/9/09 (l)	2,000,000	2,002,226
5.375%, 10/15/15	4,950,000	4,685,967
Residential Capital Corp.
6.125%, 11/21/08	4,775,000	4,719,663
6.489%, 11/21/08 (l)	4,500,000	4,517,964
6.375%, 6/30/10^	11,085,000	10,934,144
Temasek Financial I Ltd.
4.500%, 9/21/15 §	4,630,000	4,195,928
UBS Preferred Funding Trust V
6.243%, 5/29/49 (l)	2,285,000	2,251,120

		93,749,742

Commercial Banks (5.5%)
Bancaja U.S. Debt S.A.U.
5.639%, 7/10/09 § (l)	2,000,000	1,999,392
Commonwealth Bank of Australia
6.024%, 12/31/49 §(l)	5,685,000	5,414,900
Countrywide Financial Corp.
5.680%, 3/24/09 (l)	4,300,000	4,301,784
DBS Bank Ltd./Singapore
5.000%, 11/15/19 §(l)	1,080,000	983,920
Glitnir Banki HF
5.228%, 10/15/08 § (l)	4,650,000	4,614,711
6.693%, 6/15/16 § (l)	2,125,000	2,112,839
HBOS plc
5.920%, 9/29/49 § (l)	5,200,000	4,790,609
HSBC Bank USA N.A./New York
5.494%, 9/21/07 (l)	2,000,000	2,001,708
Industrial Bank of Korea
4.000%, 5/19/14 § (l)	2,215,000	2,087,279
KeyCorp
5.290%, 7/23/07 (l)	2,700,000	2,705,710
RBS Capital Trust I
4.709%, 12/29/49 (l)	1,970,000	1,780,636
Shinsei Finance II
7.160%, 7/29/49 § (l)	3,970,000	3,774,676
Standard Chartered First Bank Korea Ltd.
7.267%, 3/3/34^ § (l)	1,620,000	1,670,312
SunTrust Bank, Inc.
2.500%, 11/1/06	3,325,000	3,291,112
UBS AG/Jersey
5.020%, 7/20/06 (l)	7,150,000	7,147,656
UBS Luxembourg S.A. (Sberbank RF)
6.858%, 10/24/06 (l)	5,830,000	5,849,239
United Overseas Bank Ltd.
5.375%, 9/3/19^ § (l)	3,650,000	3,412,761

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
VTB Capital S.A. for Vneshtorgbank
6.174%, 9/21/07 §(l)(m)		$4,150,000	$4,150,232
6.174%, 9/21/07 (l)		2,150,000	2,151,075
Wachovia Capital Trust III
5.800%, 12/31/49 (l)		5,935,000	5,759,336
Wells Fargo & Co.
5.509%, 3/23/07^ (l)		2,865,000	2,867,003
Westpac Capital Trust III
5.819%, 12/29/49 § (l)		590,000	575,651
Woori Bank
5.750%, 3/13/14^ § (l)		4,160,000	4,108,557

			77,551,098

Consumer Finance (2.2%)
American General Finance Corp.
3.000%, 11/15/06		3,820,000	3,785,040
4.500%, 11/15/07		355,000	349,665
5.610%, 6/27/08 (l)		5,000,000	5,009,140
5.375%, 10/1/12		2,065,000	2,009,131
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (l)		4,500,000	4,294,417
HSBC Finance Corp.
5.316%, 2/9/07 (l)		6,285,000	6,290,242
5.200%, 5/10/07 (l)		3,500,000	3,501,302
International Lease Finance Corp.
5.428%, 5/24/10 (l)		2,715,000	2,712,252
4.875%, 9/1/10^		1,210,000	1,170,317
SLM Corp.
5.180%, 1/25/08 (l)		2,780,000	2,782,460

			31,903,966

Diversified Financial Services (4.2%)
Caterpillar Financial Services Corp.
5.284%, 2/26/07 (l)		4,140,000	4,143,614
CIT Group, Inc.
5.320%, 8/15/08 (l)		4,125,000	4,133,155
5.276%, 1/30/09 (l)		4,065,000	4,072,695
General Electric Capital Corp.
5.224%, 5/19/08 (l)		1,500,000	1,500,924
ILFC E-Capital Trust I
5.900%, 12/21/65^§(l)		3,230,000	3,148,620
K2 Corp.
5.171%, 2/15/09 (l)		8,500,000	8,500,000
Links Finance LLC
5.579%, 9/15/08 §(b)(l)		7,100,000	7,103,720
MUFG Capital Finance 1 Ltd.
6.346%, 12/29/49 (l)		4,945,000	4,769,898
Pemex Finance Ltd.
8.875%, 11/15/10		5,015,000	5,443,030
Pricoa Global Funding I
5.617%, 12/22/06 §(l)		5,375,000	5,380,644
3.900%, 12/15/08 §		4,540,000	4,352,507
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49 §(l)		2,330,000	2,337,200
Swiss Reinsurance Capital I LP
6.854%, 5/29/49 §(l)		2,015,000	1,977,604
TIAA Global Markets, Inc.
5.145%, 1/12/11 §(l)		2,000,000	2,000,120

			58,863,731

Insurance (1.9%)
Axis Capital Holdings Ltd.
5.750%, 12/1/14		1,950,000	1,839,573
Endurance Specialty Holdings Ltd.
6.150%, 10/15/15		1,500,000	1,404,133
7.000%, 7/15/34		1,300,000	1,204,379
Great West Life & Annuity Insurance Co.
7.153%, 5/16/46 § (l)		4,845,000	4,732,267
ING Groep N.V.
5.775%, 12/29/49 (l)		3,865,000	3,667,545
Lincoln National Corp.
7.000%, 5/17/66^ (l)		1,720,000	1,706,660
Monumental Global Funding II
3.900%, 6/15/09 §		2,735,000	2,603,539
Oil Insurance Ltd.
7.558%, 12/29/49 § (l)		3,915,000	3,897,343
Protective Life Secured Trusts
5.148%, 1/14/08 (l)		1,820,000	1,822,856
Stingray Pass-Through Trust
5.902%, 1/12/15 §		4,000,000	3,898,202

			26,776,497

Real Estate Management & Development (0.1%)
Socgen Real Estate Co. LLC
7.640%, 12/29/49 § (l)		1,250,000	1,276,494

Thrifts & Mortgage Finance (0.3%)
Northern Rock plc
5.202%, 10/19/07 § (l)		2,250,000	2,253,459
Sovereign Bancorp, Inc.
5.511%, 3/1/09 § (l)		2,100,000	2,102,146

			4,355,605

Total Financials			294,477,133

Government Securities (59.5%)
Agency CMO (3.5%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/11 IO		2,985,813	68,096
5.000%, 10/15/23 IO		6,015,451	380,184
5.000%, 11/15/28		14,360,074	14,122,775
6.500%, 5/15/35		5,364,289	5,438,913
Federal National Mortgage Association
4.500%, 9/25/22		100,775	100,459
6.500%, 9/25/33		7,298,970	7,358,254
6.500%, 10/25/33		14,260,000	14,382,798
6.500%, 12/25/33		7,130,000	7,190,415
Government National Mortgage Association
5.500%, 4/20/25 IO		2,212,360	71,081
5.500%, 1/20/27 IO		4,088,060	184,313
5.500%, 10/20/27 IO		6,998,131	522,477

			49,819,765

Foreign Governments (2.3%)
Bundesrepublik Deutschland
4.750%, 7/4/34	EUR	4,195,000	5,725,417
Egypt Government AID Bonds
4.450%, 9/15/15		$10,020,000	9,274,913
Russian Federation
12.750%, 6/24/28 (m)		8,130,000	13,729,131
United Mexican States
8.000%, 9/24/22		3,985,000	4,443,275

			33,172,736

U.S. Government Agencies (42.8%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31^		6,560,000	7,527,469
6.000%, 2/1/35		3,175,295	3,128,290
6.000%, 7/15/36 TBA		19,750,000	19,441,406
5.500%, 8/15/36 TBA		81,120,000	77,849,891
6.000%, 8/15/36 TBA		122,300,000	120,274,467
Federal National Mortgage Association
3.250%, 8/15/08^		12,275,000	11,737,956
6.125%, 3/15/12		26,270,000	27,065,272
5.000%, 3/15/16^		24,060,000	23,101,113

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 2/1/35	$2,326,378	$2,338,923
7.000%, 2/1/35	656,563	671,772
5.500%, 7/25/21 TBA	7,155,000	7,020,844
5.500%, 8/25/21 TBA	51,150,000	50,158,969
6.000%, 7/25/36 TBA	19,100,000	18,795,584
5.500%, 8/25/36 TBA	35,808,000	34,364,508
6.000%, 8/25/36 TBA	52,450,000	51,564,906
6.500%, 8/25/36 TBA	85,355,000	85,701,713
7.000%, 8/25/36 TBA	7,850,000	8,021,719
Government National Mortgage Association
5.500%, 7/15/36 TBA	28,908,000	28,013,644
6.000%, 7/15/36 TBA	29,900,000	29,647,704

		606,426,150

U.S. Treasuries (10.9%)
U.S. Treasury Bonds
8.875%, 2/15/19^ (a)	8,745,000	11,619,919
7.250%, 8/15/22^	3,000,000	3,619,452
6.375%, 8/15/27	16,135,000	18,314,484
6.125%, 11/15/27^	1,147,000	1,267,346
6.125%, 8/15/29^	840,000	933,975
6.250%, 5/15/30^	17,190,000	19,470,357
5.375%, 2/15/31	1,160,000	1,180,029
4.500%, 2/15/36	10,300,000	9,235,402
U.S. Treasury Notes
4.000%, 9/30/07 (a)	2,000,000	1,970,156
4.375%, 1/31/08^	405,000	399,953
4.625%, 2/29/08^	3,080,000	3,051,966
4.375%, 11/15/08^	2,895,000	2,845,469
4.500%, 2/15/09^	23,795,000	23,418,563
4.000%, 6/15/09^	1,310,000	1,269,728
3.375%, 10/15/09^	1,550,000	1,469,352
3.500%, 2/15/10^	70,000	66,298
4.250%, 10/15/10^	780,000	754,893
4.500%, 2/28/11^	16,190,000	15,786,513
4.750%, 3/31/11^	4,555,000	4,486,497
4.875%, 4/30/11^	29,190,000	28,892,408
4.875%, 2/15/12^	1,895,000	1,874,272
5.125%, 5/15/16	1,855,000	1,852,826

		153,779,858

Total Government Securities		843,198,509

Health Care (0.1%)
Pharmaceuticals (0.1%)
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	1,910,000	1,715,025

Total Health Care		1,715,025

Industrials (0.5%)
Industrial Conglomerates (0.2%)
Hutchison Whampoa
International (03/33) Ltd.
6.250%, 1/24/14 §	1,610,000	1,603,339
7.450%, 11/24/33 §	2,180,000	2,304,393

		3,907,732

Road & Rail (0.3%)
CSX Corp.
5.430%, 8/3/06 (l)	3,944,000	3,944,649

Total Industrials		7,852,381

Information Technology (1.1%)
Communications Equipment (0.5%)
Cisco Systems, Inc.
5.250%, 2/22/11	6,905,000	6,776,926

Computers & Peripherals (0.2%)
Hewlett-Packard Co.
5.339%, 5/22/09 (l)	3,500,000	3,500,112

Software (0.4%)
Oracle Corp./Ozark Holding, Inc.
5.280%, 1/13/09 §(l)	5,470,000	5,460,570

Total Information Technology		15,737,608

Materials (0.2%)
Metals & Mining (0.2%)
Newmont Mining Corp.
5.875%, 4/1/35	1,685,000	1,508,035
Teck Cominco Ltd.
6.125%, 10/1/35	1,870,000	1,673,848

Total Materials		3,181,883

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.
6.800%, 5/15/36^	4,425,000	4,385,954
Embarq Corp.
7.082%, 6/1/16	2,925,000	2,908,933
7.995%, 6/1/36	1,285,000	1,291,557
Sprint Capital Corp.
6.900%, 5/1/19^	3,095,000	3,179,753
8.750%, 3/15/32	980,000	1,181,784
Telefonica Emisones SAU
5.714%, 6/19/09^ (l)	7,500,000	7,503,368
Verizon Communications, Inc.
5.300%, 8/15/07 (l)	500,000	500,077
5.350%, 2/15/11^	2,260,000	2,201,461
5.850%, 9/15/35^	3,465,000	3,014,363

		26,167,250

Wireless Telecommunication Services (0.3%)
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,270,000	1,397,554
8.750%, 3/1/31	1,710,000	2,096,501

		3,494,055

Total Telecommunication Services		29,661,305

Utilities (2.1%)
Electric Utilities (1.2%)
Appalachian Power Co.
5.800%, 10/1/35	3,585,000	3,198,648
MidAmerican Energy Holdings Co.
6.125%, 4/1/36 §	4,415,000	4,127,054
Pacific Gas & Electric Co.
6.050%, 3/1/34	1,260,000	1,189,207
Pacificorp
4.300%, 9/15/08	1,550,000	1,507,907
Public Service Enterprise Group, Inc.
5.799%, 9/21/08 (l)	4,185,000	4,191,006
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,404,192
Xcel Energy, Inc.
6.500%, 7/1/36	1,290,000	1,265,140

		16,883,154

Multi-Utilities (0.9%)
Dominion Resources, Inc.
5.790%, 9/28/07 (l)	3,500,000	3,502,103
8.125%, 6/15/10^	1,695,000	1,819,066
6.750%, 12/15/32	50,000	49,698
6.300%, 3/15/33	1,805,000	1,694,538
Duke Energy Corp.
6.450%, 10/15/32	1,330,000	1,321,670

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
NiSource Finance Corp.
5.450%, 9/15/20	$4,860,000	$4,386,709

		12,773,784

Total Utilities		29,656,938

Total Long-Term Debt Securities (126.8%) (Cost $1,820,699,764)		1,798,620,460

	Number of Shares
PREFERRED STOCK:
Financials (0.1%)
Insurance (0.1%)
Axis Capital Holdings Ltd.,
7.500% (l)(Cost $1,845,000)	1,845,000	1,822,515

	Principal Amount
SHORT-TERM INVESTMENTS:
Certificate of Deposit (2.1%)
Toronto-Dominion Bank Ltd.
5.11%, 10/27/06	$30,000,000	29,921,700

Commercial Paper (3.6%)
Eureka Securitization, Inc.
4.86%, 7/27/06 (b)(n)(p)	5,417,000	5,397,314
KBC Financial Products International Ltd.
4.80%, 7/5/06 (b)(n)(p)	24,250,000	24,233,860
St. George Bank Ltd.
4.79%, 7/17/06 (b)(p)	20,500,000	20,453,690

Total Commercial Paper		50,084,864

Government Securities (5.5%)
Federal Home Loan Bank
4.76%, 7/3/06 (o)(p)	15,010,000	15,004,050
Federal National Mortgage Association
5.00%, 7/5/06 (o)(p)	63,000,000	62,956,251

Total Government Securities		77,960,301

Short-Term Investments of Cash Collateral for Securities Loaned (9.4%)
Bank of America Corp.
5.31%, 8/10/06 (l)	10,000,000	10,000,000
Barclays New York
5.30%, 8/30/06 (l)	9,999,496	9,999,496
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	5,000,000	5,000,000
CC USA , Inc.
5.38%, 2/20/08 (l)	9,496,669	9,496,669
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	7,000,000	7,000,000
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	5,000,000	5,000,000
Dorada Finance, Inc.
5.37%, 1/14/08 (l)	8,000,000	8,000,000
K2 (USA) LLC
5.38%, 6/10/08 (l)	9,995,000	9,995,000
Morgan Stanley & Co.
5.49%, 7/2/07 (l)	5,000,000	5,000,000
New York Life Insurance Co.
5.19%, 10/2/06 (l)	6,000,000	6,000,000
Nomura Securities
5.35%, 7/3/06	24,812,441	24,812,441
Unicredito Italiano Bank plc
5.16%, 7/31/07 (l)	5,000,000	5,000,000
5.21%, 7/31/07 (l)	11,000,000	11,000,000
US Bank N.A.
5.10%, 10/2/06 (l)	4,999,039	4,999,039
Wachovia Bank N.A.
5.37%, 6/27/08 (l)	1,999,616	1,999,616
Wells Fargo & Co.
5.42%, 6/30/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		133,302,261

Total Short-Term Investments (20.6%) (Cost/Amortized Cost $291,361,302)		291,269,126

	Number of Contracts (c)
OPTIONS PURCHASED
Call Options Purchased (0.0%)
U.S. 5 Year Treasury Note Futures
July 2006 @ $102.50*	223	212,547
90 Day EURO Futures
September 2006 @ $94.88*	885	11,063
September 2006 @ $95.13*	885	5,531

		229,141

Put Options Purchased (0.0%)
U.S. 10 Year Treasury Note Futures
July 2006 @ $104.00*	1,683	236,671
August 2006 @ $104.00*	189	67,922
August 2006 @ $103.00*	592	83,250
U.S. Treasury Bonds Futures
August 2006 @ $101.00*	189	11,813

		399,656

Total Options Purchased (0.0%) (Cost $1,221,697)		628,797

Total Investments before Options Written (147.5%) (Cost/Amortized Cost $2,115,127,763)		2,092,340,898

OPTIONS WRITTEN:
Call Options Written (-0.0%)
90 Day EURO Futures
September 2006 @ $95.00*	(1,770)	(11,063)
U.S. 5 Year Treasury Note Futures
July 2006 @ $103.00*	(446)	(236,938)

		(248,001)

Put Options Written (-0.0%)
U.S. 10 Year Treasury Note Futures
July 2006 @ $103.00*	(592)	(18,500)
August 2006 @ $102.00*	(189)	(8,859)
August 2006 @ $103.00*	(189)	(26,578)

		(53,937)

Total Options Written (-0.0%) (Premiums Received $514,771)		(301,938)

Total Investments after Options Written (147.5%) (Cost/Amortized Cost $2,114,612,992)		2,092,038,960
Other Assets Less Liabilities (-47.5%)		(673,901,193)

Net Assets (100%)		$1,418,137,767

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $191,824,861 or 13.53% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(c)	One contract relates to 100 shares.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

TBA — Security is subject to delayed delivery.

At June 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/06	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Notes	755	September-06	$153,708,083	$153,099,844	$(608,239)
U.S. 5 Year Treasury Notes	746	September-06	77,429,465	77,141,062	(288,403)

					$(896,642)

Sales
U.S. Treasury Bonds	27	September-06	$2,888,846	$2,879,719	$9,127
U.S. 10 Year Treasury Notes	453	September-06	47,534,278	47,501,296	32,982
EUR-BOBL Future	378	September-06	52,911,062	52,736,104	174,958
EUR-BUND Future	85	September-06	12,594,180	12,533,583	60,597
Japan 10 Year Bonds	6	September-06	6,916,583	6,909,854	6,729
Japan Government Bonds	6	September-06	6,907,191	6,910,904	(3,713)

					$280,680

					$(615,962)

At June 30, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Sell Contracts
European Union, expiring 8/29/06	4,992	$6,274,444	$6,407,398	$(132,954)

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Options written for the six months ended June 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	382	$216,638
Options Written	18,362	4,189,401
Options Terminated in Closing Purchase Transactions	(11,568)	(3,442,024)
Options Expired	(3,990)	(449,244)
Options Exercised	—	—

Options Outstanding—June 30, 2006.	3,186	$514,771

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,922,200,179
U.S. Government securities	372,567,854

$5,294,768,033

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,897,455,295
U.S. Government securities	334,013,827

$5,231,469,122

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,131,419
Aggregate gross unrealized depreciation	(27,032,693)

Net unrealized depreciation	$(22,901,274)

Federal income tax cost of investments	$2,115,242,172

At June 30, 2006, the Portfolio had loaned securities with a total value of $216,490,917. This was secured by collateral of $133,302,261 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $87,310,257 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $4,514,245 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	111,000	$4,633,140

Household Durables (1.1%)
Toll Brothers, Inc.*	237,400	6,070,318

Media (4.4%)
CBS Corp., Class B	165,850	4,486,242
Comcast Corp., Class A*	178,000	5,827,720
Gannett Co., Inc.	92,200	5,156,746
R.H. Donnelley Corp.^	83,854	4,533,986
Time Warner, Inc.	164,300	2,842,390
Viacom, Inc., Class B*	77,050	2,761,472

		25,608,556

Specialty Retail (1.5%)
Staples, Inc.	350,000	8,512,000

Total Consumer Discretionary		44,824,014

Consumer Staples (6.4%)
Beverages (1.3%)
Coca-Cola Co.	102,800	4,422,456
Coca-Cola Enterprises, Inc.	158,162	3,221,760

		7,644,216

Household Products (2.7%)
Procter & Gamble Co.	283,200	15,745,920

Tobacco (2.4%)
Altria Group, Inc.	185,800	13,643,294

Total Consumer Staples		37,033,430

Energy (14.2%)
Energy Equipment & Services (0.9%)
Schlumberger Ltd.	75,200	4,896,272

Oil, Gas & Consumable Fuels (13.3%)
Apache Corp.	36,500	2,491,125
Chevron Corp.	220,100	13,659,406
ConocoPhillips	203,200	13,315,696
Devon Energy Corp.	66,100	3,993,101
EOG Resources, Inc.	69,600	4,826,064
Exxon Mobil Corp.	570,700	35,012,445
Occidental Petroleum Corp.	36,200	3,712,310

		77,010,147

Total Energy		81,906,419

Financials (32.2%)
Capital Markets (3.7%)
Bank of New York Co., Inc.	273,600	8,809,920
Lazard Ltd., Class A^	73,800	2,981,520
Morgan Stanley	148,100	9,361,401

		21,152,841

Commercial Banks (5.8%)
Marshall & Ilsley Corp.	85,500	3,910,770
SunTrust Banks, Inc.	46,100	3,515,586
U.S. Bancorp.	331,100	10,224,368
Wachovia Corp.	131,300	7,100,704
Wells Fargo & Co.	128,900	8,646,612

		33,398,040

Consumer Finance (0.5%)
American Express Co.	52,800	2,810,016

Diversified Financial Services (9.7%)
Bank of America Corp.	428,479	20,609,840
CIT Group, Inc.	42,400	2,217,096
Citigroup, Inc.	690,200	33,295,248

		56,122,184

Insurance (7.3%)
Ambac Financial Group, Inc.	79,306	6,431,716
Assurant, Inc.	60,800	2,942,720
Everest Reinsurance Group Ltd.	15,900	1,376,463
Genworth Financial, Inc.	271,900	9,472,996
Hartford Financial Services Group, Inc.	73,900	6,251,940
MBIA, Inc.	47,700	2,792,835
Renaissance Reinsurance Holdings Ltd.	149,800	7,259,308
Willis Group Holdings Ltd.^	173,688	5,575,385

		42,103,363

Real Estate Investment Trusts (REIT) (2.0%)
Apartment Investment & Management Co. (REIT)	79,000	3,432,550
Global Signal, Inc. (REIT)^	67,800	3,140,496
Mack-Cali Realty Corp. (REIT)^	109,600	5,032,832

		11,605,878

Thrifts & Mortgage Finance (3.2%)
Freddie Mac	270,700	15,432,607
MGIC Investment Corp.	51,300	3,334,500

		18,767,107

Total Financials		185,959,429

Health Care (7.9%)
Health Care Providers & Services (2.3%)
Aetna, Inc.	109,600	4,376,328
WellPoint, Inc.*	122,400	8,907,048

		13,283,376

Pharmaceuticals (5.6%)
Abbott Laboratories	102,800	4,483,108
Eli Lilly & Co.	53,300	2,945,891
Merck & Co., Inc.	142,700	5,198,561
Pfizer, Inc.	560,700	13,159,629
Wyeth	150,900	6,701,469

		32,488,658

Total Health Care		45,772,034

Industrials (9.2%)
Aerospace & Defense (0.4%)
Lock heed Martin Corp.	33,300	2,388,942

Industrial Conglomerates (4.5%)
General Electric Co.	676,200	22,287,552
Tyco International Ltd.	139,600	3,839,000

		26,126,552

Machinery (1.0%)
Eaton Corp.	46,300	3,491,020
Kennametal, Inc.^	34,400	2,141,400

		5,632,420

Road & Rail (3.3%)
CSX Corp.	138,500	9,755,940
Norfolk Southern Corp.	178,000	9,473,160

		19,229,100

Total Industrials		53,377,014

Information Technology (4.5%)
Communications Equipment (1.1%)
Corning, Inc.*	261,900	6,335,361

Electronic Equipment & Instruments (0.6%)
Avnet, Inc.*	175,100	3,505,502

IT Services (1.6%)
Affiliated Computer Services, Inc., Class A*^	98,500	5,083,585
Sabre Holdings Corp., Class A^	190,600	4,193,200

		9,276,785

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Office Electronics (0.9%)
Xerox Corp.*	363,000	$5,049,330

Software (0.3%)
Symantec Corp.*	100,100	1,555,554

Total Information Technology		25,722,532

Materials (5.6%)
Chemicals (2.1%)
Dow Chemical Co.	148,000	5,776,440
Praxair, Inc.	113,900	6,150,600

		11,927,040

Containers & Packaging (0.7%)
Ball Corp.	103,500	3,833,640

Metals & Mining (2.0%)
Alcoa, Inc.	178,000	5,760,080
United States Steel Corp.	82,900	5,812,948

		11,573,028

Paper & Forest Products (0.8%)
Weyerhaeuser Co.	78,300	4,874,175

Total Materials		32,207,883

Telecommunication Services (4.9%)
Diversified Telecommunication Services (3.1%)
Verizon Communications, Inc.	530,100	17,753,049

Wireless Telecommunication Services (1.8%)
Sprint Nextel Corp.	526,600	10,526,734

Total Telecommunication Services		28,279,783

Utilities (6.1%)
Electric Utilities (2.0%)
Edison International, Inc.	176,000	6,864,000
Northeast Utilities^	215,300	4,450,251

		11,314,251

Multi-Utilities (4.1%)
Consolidated Edison, Inc.^	90,900	4,039,596
Dominion Resources, Inc.	87,400	6,536,646
Duke Energy Corp.	128,800	3,782,856
NiSource, Inc.	137,700	3,007,368
SCANA Corp.	80,100	3,090,258
Xcel Energy, Inc.^	184,200	3,532,956

		23,989,680

Total Utilities		35,303,931

Total Common Stocks (98.8%) (Cost $535,257,318)		570,386,469

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.9%)
Federal Home Loan Bank
4.95%, 7/3/06 (o) (p)	$2,674,000	2,672,897
Federal National Mortgage Association
5.00%, 7/5/06 (o) (p).	2,500,000	2,498,264

Total Government Securities		5,171,161

Short-Term Investments of Cash Collateral for Securities Loaned (4.8%)
CC USA, Inc.
5.36%, 8/3/06 (l)	3,000,150	3,000,150
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	1,000,000	1,000,000
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	2,000,000	2,000,000
Nomura Securities
5.35%, 7/3/06	21,776,022	21,776,022

Total Short-Term Investments of Cash Collateral for Securities Loaned		27,776,172

Total Short-Term Investments (5.7%) (Cost/Amortized Cost $32,948,048)		32,947,333

Total Investments (104.5%) (Cost/Amortized Cost $568,205,366)		603,333,802
Other Assets Less Liabilities (-4.5%)		(25,769,696)

Net Assets (100%)		$577,564,106

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2006.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$250,964,708
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$294,341,003

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,991,412
Aggregate gross unrealized depreciation	(15,539,967)

Net unrealized appreciation	$31,451,445

Federal income tax cost of investments	$571,882,357

At June 30, 2006, the Portfolio had loaned securities with a total value of $27,722,506. This was secured by collateral of $27,776,172 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $2,165 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,448,826 which expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Distributors (0.5%)
Building Material Holding Corp.^	316,000	$8,806,920

Diversified Consumer Services (0.7%)
Matthews International Corp., Class A^	356,100	12,274,767

Hotels, Restaurants & Leisure (4.5%)
Bally Technologies, Inc.*^	1,166,600	19,213,902
CBRL Group, Inc.^	452,700	15,355,584
Rare Hospitality International, Inc.*	306,700	8,820,692
Ruby Tuesday, Inc.^	661,200	16,139,892
WMS Industries, Inc.*^	681,400	18,663,546

		78,193,616

Household Durables (1.2%)
Levitt Corp., Class A^	463,500	7,416,000
Sealy Corp.*	1,019,100	13,523,457

		20,939,457

Media (0.8%)
ADVO, Inc.^	113,300	2,788,313
Arbitron, Inc.^	271,700	10,414,261

		13,202,574

Specialty Retail (2.9%)
Finish Line, Inc., Class A^	937,100	11,085,893
Guitar Center, Inc.*^	220,900	9,823,423
HOT Topic, Inc.*^	717,100	8,253,821
Pacific Sunwear of California, Inc.*^	449,600	8,061,328
Talbots, Inc.^	343,400	6,335,730
Tractor Supply Co.*	147,900	8,174,433

		51,734,628

Textiles, Apparel & Luxury Goods (0.6%)
Fossil, Inc.*^	629,500	11,337,295

Total Consumer Discretionary		196,489,257

Consumer Staples (1.1%)
Food & Staples Retailing (0.5%)
Performance Food Group Co.*^	251,900	7,652,722

Food Products (0.6%)
Sanderson Farms, Inc.^	383,400	10,731,366

Total Consumer Staples		18,384,088

Energy (4.4%)
Energy Equipment & Services (3.1%)
Complete Production Services, Inc.*	714,200	16,883,688
NS Group, Inc.*^	200,900	11,065,572
Veritas DGC, Inc.*^	242,500	12,508,150
W-H Energy Services, Inc.*^	271,400	13,795,262

		54,252,672

Oil, Gas & Consumable Fuels (1.3%)
Brigham Exploration Co.*^	1,106,500	8,752,415
Exploration Co. of Delaware, Inc.*	1,285,291	13,701,202

		22,453,617

Total Energy		76,706,289

Financials (27.3%)
Capital Markets (2.3%)
Penson Worldwide, Inc.*.	923,700	15,896,877
Waddell & Reed Financial, Inc.	1,201,400	24,700,784

		40,597,661

Commercial Banks (11.2%)
Bank of the Ozarks, Inc.^	668,030	22,245,399
Boston Private Financial Holdings, Inc.	831,800	23,207,220
First Community Bancorp, Inc./California^	184,6 76	10,910,658
MB Financial, Inc.^	649,200	22,955,712
Pacific Capital Bancorp^	510,600	15,889,872
Provident Bankshares Corp.^	677,500	24,654,225
Sandy Spring Bancorp, Inc.^	240,000	8,654,400
Sterling Bancshares, Inc./Texas^	1,140,500	21,384,375
Texas Regional Bancshares, Inc.	210,660	7,988,227
United Bancshares, Inc.^	462,100	16,926,723
Wintrust Financial Corp.^	414,300	21,067,155

		195,883,966

Insurance (4.4%)
Arch Capital Group Ltd.*	292,000	17,362,320
Aspen Insurance Holdings Ltd.	1,110,900	25,872,861
Bristol West Holdings, Inc.^	707,800	11,324,800
RLI Corp.^	470,750	22,680,735

		77,240,716

Real Estate Investment Trusts (REIT) (7.4%)
Alexandria Real Estate Equities, Inc. (REIT)^	139,200	12,344,256
Ashford Hospitality Trust, Inc. (REIT)^	1,729,500	21,826,290
BioMed Realty Trust, Inc. (REIT)^	689,900	20,655,606
Brandywine Realty Trust (REIT)^	620,400	19,958,268
Corporate Office Properties Trust (REIT)^	199,000	8,373,920
Cousins Properties, Inc. (REIT)	485,500	15,016,515
Healthcare Realty Trust, Inc. (REIT)^	403,300	12,845,105
MFA Mortgage Investments, Inc. (REIT)	2,668,300	18,357,904

		129,377,864

Thrifts & Mortgage Finance (2.0%)
BankAtlantic Bancorp, Inc., Class A^	669,400	9,933,896
Bankunited Financial Corp., Class A^	403,800	12,323,976
Franklin Bank Corp./Texas*^	666,600	13,458,654

		35,716,526

Total Financials		478,816,733

Health Care (7.1%)
Health Care Equipment & Supplies (2.0%)
Advanced Medical Optics, Inc.*^	283,700	14,383,590
Encore Medical Corp.*	2,055,100	9,885,031
Symmetry Medical, Inc.*^	681,900	10,501,260

		34,769,881

Health Care Providers & Services (3.7%)
BioScrip, Inc.*^	849,600	4,562,352
Centene Corp.*^	543,600	12,790,908
Five Star Quality Care, Inc.*	873,900	9,674,073
Hanger Orthopedic Group, Inc.*^‡	1,147,800	9,595,608
Inventive Health, Inc.*^	532,000	15,310,960
LifePoint Hospitals, Inc.*	393,800	12,652,794

		64,586,695

Life Sciences Tools & Services (0.4%)
SFBC International, Inc.*^	550,300	8,342,548

Pharmaceuticals (1.0%)
Sciele Pharma, Inc.*^	738,700	17,130,453

Total Health Care		124,829,577

Industrials (19.0%)
Aerospace & Defense (2.4%)
Applied Signal Technology, Inc.^	447,700	7,628,808

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
DRS Technologies, Inc.	166,900	$8,136,375
Esterline Technologies Corp.*^	343,400	14,282,006
Ladish Co., Inc.*	303,901	11,387,170

		41,434,359

Air Freight & Logistics (0.6%)
Hub Group, Inc., Class A*^	402,400	9,870,872

Airlines (0.7%)
Airtran Holdings, Inc.*^	898,300	13,348,738

Building Products (1.1%)
Insteel Industries, Inc.^	826,200	19,994,040

Commercial Services & Supplies (6.4%)
G&K Services, Inc., Class A^	486,700	16,693,810
John H. Harland Co.^	360,000	15,660,000
Knoll, Inc.	702,400	12,896,064
Navigant Consulting, Inc.*^	657,400	14,890,110
Rollins, Inc.^	661,300	12,987,932
Tetra Tech, Inc.*^	699,200	12,403,808
Waste Connections, Inc.*^	371,099	13,508,004
Watson Wyatt Worldwide, Inc., Class A^	353,300	12,414,962

		111,454,690

Construction & Engineering (0.7%)
Perini Corp.*^	524,100	11,792,250

Electrical Equipment (1.3%)
Acuity Brands, Inc.^	380,000	14,785,800
Regal-Beloit Corp.	182,600	8,061,790

		22,847,590

Machinery (2.1%)
Columbus McKinnon Corp.*	242,800	5,278,472
Kennametal, Inc.	269,500	16,776,375
RBC Bearings Inc.*^	638,629	14,496,878

		36,551,725

Marine (0.8%)
American Commercial Lines, Inc.*^	225,350	13,577,338

Road & Rail (0.8%)
Swift Transportation Co., Inc.*	475,100	15,089,176

Trading Companies & Distributors (2.1%)
H&E Equipment Services, Inc.*^	421,670	12,418,181
United Rentals, Inc.*^	431,000	13,783,380
WESCO International, Inc.*^	149,300	10,301,700

		36,503,261

Total Industrials		332,464,039

Information Technology (19.5%)
Communications Equipment (4.1%)
Avocent Corp.*	530,000	13,912,500
C-COR, Inc.*^	1,544,000	11,919,680
Ixia*^	1,281,300	11,531,700
Powerwave Technologies, Inc.*^	1,513,000	13,798,560
SafeNet, Inc.*^	1,204,331	21,340,745

		72,503,185

Computers & Peripherals (1.5%)
Emulex Corp.*	702,800	11,434,556
Komag, Inc.*^	319,600	14,759,128

		26,193,684

Electronic Equipment & Instruments (4.9%)
Benchmark Electronics, Inc.*^	638,550	15,401,826
Cognex Corp.^	471,500	12,273,145
Coherent, Inc.*	293,100	9,886,263
CPI International, Inc.*	750,700	10,885,150
FARO Technologies, Inc.*^	553,200	9,382,272
Rogers Corp.*^	295,400	16,642,836
TTM Technologies, Inc.*^	810,200	11,723,594

		86,195,086

Internet Software & Services (0.7%)
ValueClick, Inc.*^	761,100	11,682,885

IT Services (1.6%)
Perot Systems Corp., Class A*^	1,005,800	14,563,984
Wright Express Corp.*^	485,600	13,956,144

		28,520,128

Semiconductors & Semiconductor Equipment (5.0%)
Actel Corp.*^	1,107,800	15,896,930
Exar Corp.*^	854,900	11,344,523
FEI Co.*^	553,000	12,542,040
Integrated Device Technology, Inc.*	953,400	13,519,212
Microsemi Corp.*^	432,700	10,549,226
Power Integrations, Inc.*^	423,900	7,409,772
Varian Semiconductor Equipment Associates, Inc.*^	501,900	16,366,959

		87,628,662

Software (1.7%)
Agile Software Corp.*^	1,695,700	10,750,738
Secure Computing Corp.*	2,114,300	18,182,980

		28,933,718

Total Information Technology		341,657,348

Materials (5.1%)
Chemicals (0.6%)
Westlake Chemical Corp.^	381,700	11,374,660

Construction Materials (0.8%)
Texas Industries, Inc.^	248,800	13,211,280

Metals & Mining (3.7%)
Cleveland-Cliffs, Inc.^	230,600	18,284,274
Coeur d’Alene Mines Corp.*^	1,830,300	8,803,743
Oregon Steel Mills, Inc.*^	357,000	18,085,620
RTI International Metals, Inc.*^	345,540	19,294,954

		64,468,591

Total Materials		89,054,531

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
Wireless Facilities, Inc.*^	2,454,350	6,749,463

Total Telecommunication Services		6,749,463

Utilities (2.1%)
Electric Utilities (1.8%)
Cleco Corp.^	757,400	17,609,550
ITC Holdings Corp.^	507,800	13,497,324

		31,106,874

Multi-Utilities (0.3%)
Vectren Corp.^	191,200	5,210,200

Total Utilities		36,317,074

Total Common Stocks (97.2%) (Cost $1,624,481,485)		1,701,468,399

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.7%)
U.S. Treasury Bills
4.68%, 8/3/06 (p)	$30,739,000	30,603,685

Short-Term Investments of Cash Collateral for Securities Loaned (9.7%)
Bank of America Corp.
5.31%, 8/10/06 (l)	11,000,000	11,000,000

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Beta Finance, Inc.
5.37%, 1/31/08 (l)	$4,000,000	$4,000,000
5.38%, 3/10/08 (l)	9,996,661	9,996,661
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	4,000,000	4,000,000
Deutsche Bank N.Y.
5.41%, 1/22/08 (l)	10,000,000	10,000,000
Dorada Finance, Inc.
5.36%, 8/3/06 (l)	3,996,430	3,996,430
Goldman Sachs Group, Inc.
5.45%, 7/2/07	10,000,000	10,000,000
Merrill Lynch & Co., Inc.
5.14%, 10/19/06 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
New York Life Insurance Co.
5.19%, 10/2/06 (l)	9,000,000	9,000,000
Nomura Securities
5.35%, 7/3/06	77,445,419	77,445,419
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	3,999,666	3,999,666
US Bank N.A.
5.10%, 10/2/06 (l)	4,999,039	4,999,039
Wells Fargo & Co.
5.42%, 6/30/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		169,437,215

Time Deposit (0.4%)
JPMorgan Chase Nassau
4.58%, 7/3/06	7,782,551	7,782,551

Total Short-Term Investments (11.8%) (Cost/ Amortized Cost $207,827,629)		207,823,451

Total Investments (109.0%) (Cost/Amortized Cost $1,832,309,114)		1,909,291,850
Other Assets Less Liabilities (-9.0%)		(158,318,369)

Net Assets (100%)		$1,750,973,481

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(p)	Yield to maturity.

Investments in companies which were affiliates for the six months ended June 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value June 30, 2006	Dividend Income	Realized Loss
Hanger Orthopedic Group, Inc.	$6,738,942	$—	$259,953	$9,595,608	$—	(15,538)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,073,571,150
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,114,735,430

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,854,441
Aggregate gross unrealized depreciation	(104,002,184)

Net unrealized appreciation	$74,852,257

Federal income tax cost of investments	$1,834,439,593

At June 30, 2006, the Portfolio had loaned securities with a total value of $167,183,255. This was secured by collateral of $169,437,215 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $253,745 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (28.0%)
Household Durables (3.9%)
Beazer Homes USA, Inc.	14,100	$646,767
Centex Corp.	39,300	1,976,790
Pulte Homes, Inc.	70,900	2,041,211
Ryland Group, Inc.	13,800	601,266

		5,266,034

Internet & Catalog Retail (8.7%)
Amazon.com, Inc.*	165,700	6,409,276
Expedia, Inc.*	136,200	2,038,914
IAC/InterActiveCorp*	128,300	3,398,667

		11,846,857

Leisure Equipment & Products (2.8%)
Eastman Kodak Co.	163,500	3,888,030

Media (6.7%)
DIRECTV Group, Inc.*	204,200	3,369,300
Time Warner, Inc.	170,600	2,951,380
WPP Group plc	229,000	2,772,115

		9,092,795

Multiline Retail (4.0%)
Sears Holdings Corp.*	34,900	5,403,916

Specialty Retail (1.9%)
Home Depot, Inc.	71,100	2,544,669

Total Consumer Discretionary		38,042,301

Financials (15.1%)
Consumer Finance (2.0%)
Capital One Financial Corp.	31,600	2,700,220

Diversified Financial Services (6.8%)
Citigroup, Inc.	74,700	3,603,528
JPMorgan Chase & Co.	133,900	5,623,800

		9,227,328

Insurance (2.6%)
American International Group, Inc.	14,200	838,510
St. Paul Travelers Cos., Inc.	59,700	2,661,426

		3,499,936

Thrifts & Mortgage Finance (3.7%)
Countrywide Financial Corp.	106,700	4,063,136
MGIC Investment Corp.	16,400	1,066,000

		5,129,136

Total Financials		20,556,620

Health Care (12.0%)
Health Care Providers & Services (10.5%)
Aetna, Inc.	96,700	3,861,231
Health Net, Inc.*	70,300	3,175,451
McKesson Corp.	30,600	1,446,768
UnitedHealth Group, Inc.	127,600	5,713,928

		14,197,378

Pharmaceuticals (1.5%)
Pfizer, Inc.	87,200	2,046,584

Total Health Care		16,243,962

Industrials (8.1%)
Building Products (0.6%)
Masco Corp.	26,400	782,496

Commercial Services & Supplies (1.7%)
Waste Management, Inc.	66,400	2,382,432

Industrial Conglomerates (5.8%)
General Electric Co.	24,900	820,704
Tyco International Ltd.	256,300	7,048,250

		7,868,954

Total Industrials		11,033,882

Information Technology (18.9%)
Communications Equipment (1.2%)
Cisco Systems, Inc.*	85,000	1,660,050

Computers & Peripherals (5.7%)
Dell, Inc.*	91,400	2,231,074
Hewlett-Packard Co.	60,400	1,913,472
International Business Machines Corp.	21,400	1,643,948
Seagate Technology*	88,200	1,996,848

		7,785,342

Internet Software & Services (9.7%)
eBay, Inc.*	110,300	3,230,687
Google, Inc., Class A*	14,300	5,996,419
Yahoo!, Inc.*	117,600	3,880,800

		13,107,906

Software (2.3%)
CA, Inc.	43,000	883,650
Electronic Arts, Inc.*	47,000	2,022,880
Symantec Corp.*.	13,600	211,344

		3,117,874

Total Information Technology		25,671,172

Telecommunication Services (10.9%)
Diversified Telecommunication Services (5.3%)
Embarq Corp.*	18,585	761,799
Qwest Communications International, Inc.*	794,400	6,426,696

		7,188,495

Wireless Telecommunication Services (5.6%)
Sprint Nextel Corp.	384,700	7,690,153

Total Telecommunication Services		14,878,648

Utilities (5.0%)
Independent Power Producers & Energy Traders (5.0%)
AES Corp.*	366,700	6,765,615

Total Utilities		6,765,615

Total Common Stock (98.0%) (Cost $138,353,793)		133,192,200

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (2.8%)
JPMorgan Chase Nassau
4.58%, 7/3/06 (Amortized Cost $3,785,165)	$3,785,165	3,785,165

Total Investments (100.8%) (Cost/Amortized Cost $142,138,958)		136,977,365
Other Assets Less Liabilities (-0.8%)		(1,122,413)

Net Assets (100%)		$135,854,952

*	Non-income producing.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$109,187,071
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,216,144

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,417,035
Aggregate gross unrealized depreciation	(9,579,183)

Net unrealized depreciation	$(5,162,148)

Federal income tax cost of investments	$142,139,513

For the six months ended June 30, 2006, the Portfolio incurred approximately $508 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $41 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (4.5%)
Asset-Backed Securities (0.7%)
Citibank Credit Card Issuance Trust,
Series 05-A9 A9
5.100%, 11/20/17	$5,000,000	$4,761,946

Non-Agency CMO (3.8%)
Citigroup Commercial Mortgage Trust,
Series 06-C4 A3
5.721%, 3/15/49 (l)	5,000,000	4,957,272
Credit Suisse Mortgage Capital Certificates,
Series 06-C3 A3
5.828%, 6/15/38 (l)	10,000,000	9,998,000
LB-UBS Commercial Mortgage Trust,
Series 05-C3 A5
4.739%, 7/15/30	10,000,000	9,223,846

		24,179,118

Total Asset-Backed and Mortgage-Backed Securities		28,941,064

Consumer Discretionary (4.6%)
Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.
6.375%, 1/8/28	3,600,000	3,695,890
Royal Caribbean Cruises Ltd.
7.500%, 10/15/27	3,500,000	3,356,591

		7,052,481

Household Durables (0.8%)
D.R. Horton, Inc.
5.625%, 1/15/16	3,000,000	2,716,638
Fortune Brands, Inc.
5.875%, 1/15/36	3,000,000	2,614,413

		5,331,051

Media (1.6%)
Comcast Corp.
7.050%, 3/15/33	3,500,000	3,550,701
News America Holdings, Inc.
7.700%, 10/30/25	3,500,000	3,736,264
Viacom, Inc.
6.875%, 4/30/36 § (b)	3,000,000	2,895,183

		10,182,148

Multiline Retail (1.1%)
J.C. Penney Corp., Inc.
7.400%, 4/1/37	3,000,000	3,142,437
Target Corp.
7.000%, 7/15/31	3,500,000	3,853,153

		6,995,590

Total Consumer Discretionary		29,561,270

Consumer Staples (3.6%)
Beverages (1.1%)
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	4,000,000	4,290,736
FBG Finance Ltd.
5.875%, 6/15/35 § (b)	3,000,000	2,623,827

		6,914,563

Food & Staples Retailing (0.4%)
Safeway, Inc.
7.250%, 2/1/31	2,500,000	2,537,272

Food Products (2.1%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	4,300,000	3,813,137
ConAgra Foods, Inc.
8.250%, 9/15/30	3,000,000	3,457,074
Grand Metropolitan Investment Corp.
7.450%, 4/15/35	3,000,000	3,411,858
Kellogg Co.
7.450%, 4/1/31	$2,800,000	$3,177,485

		13,859,554

Total Consumer Staples		23,311,389

Energy (2.4%)
Energy Equipment & Services (0.5%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,433,326

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Finance Co.
7.500%, 5/1/31	2,750,000	2,954,617
ChevronTexaco Corp.
9.750%, 3/15/20	2,000,000	2,716,440
Enterprise Products Partners LP
6.875%, 3/1/33	3,000,000	2,933,379
Valero Energy Corp.
7.500%, 4/15/32	3,000,000	3,257,121

		11,861,557

Total Energy		15,294,883

Financials (8.0%)
Capital Markets (0.6%)
Goldman Sachs Group, Inc.
5.350%, 1/15/16	4,000,000	3,777,604

Commercial Banks (2.4%)
Barclays Bank plc
6.278%, 12/29/49 (l)	2,000,000	1,726,620
First Union National Bank of Florida
6.180%, 2/15/36	5,000,000	5,086,885
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	1,138,651
Suntrust Bank
5.450%, 12/1/17	1,000,000	953,891
UBS/New York
7.750%, 9/1/26	2,000,000	2,340,440
Wachovia Corp.
5.500%, 8/1/35	5,000,000	4,397,375

		15,643,862

Consumer Finance (0.5%)
Capital One Financial Corp.
5.250%, 2/21/17	3,500,000	3,215,181

Diversified Financial Services (1.4%)
Associates Corp. of North America
6.950%, 11/1/18	1,000,000	1,073,351
General Electric Capital Corp.
6.750%, 3/15/32	5,000,000	5,337,120
Jefferies Group, Inc.
6.250%, 1/15/36	3,000,000	2,737,974

		9,148,445

Insurance (2.7%)
Allstate Corp.
5.550%, 5/9/35	4,250,000	3,713,144
Ambac Financial Group, Inc.
5.950%, 12/5/35	2,000,000	1,856,418
Liberty Mutual Group, Inc.
6.500%, 3/15/35 §	3,000,000	2,619,561
Lion Connecticut Holdings, Inc.
7.625%, 8/15/26	1,000,000	1,134,917
Markel Corp.
7.350%, 8/15/34	3,000,000	2,930,421
MBIA, Inc.
7.150%, 7/15/27	1,000,000	1,064,343

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
XL Capital Ltd.
6.375%, 11/15/24	$4,000,000	$3,782,816

		17,101,620

Real Estate Investment Trusts (REIT) (0.4%)
Simon Property Group LP (REIT)
5.100%, 6/15/15	3,000,000	2,772,636

Total Financials		51,659,348

Government Securities (53.7%)
Foreign Governments (0.2%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,194,065

U.S. Government Agencies (8.0%)
Federal Farm Credit Bank
6.890%, 9/12/25	10,750,000	12,251,807
Federal Home Loan Mortgage Corp.
4.375%, 7/17/15	22,000,000	20,251,792
Federal National Mortgage Association
6.625%, 11/15/30	16,850,000	19,080,957

		51,584,556

U.S. Treasuries (45.5%)
U.S. Treasury Bonds
8.125%, 8/15/19	28,200,000	35,701,651
8.750%, 5/15/20	5,000,000	6,679,295
7.875%, 2/15/21	42,805,000	53,860,718
6.250%, 8/15/23	25,500,000	28,123,721
6.875%, 8/15/25	63,200,000	74,941,359
6.250%, 5/15/30	6,000,000	6,795,936
5.375%, 2/15/31	23,790,000	24,200,758
4.500%, 2/15/36	40,880,000	36,654,684
Inflation Indexed
3.625%, 4/15/28	1,245,480	1,477,889
U.S. Treasury Notes
4.250%, 11/15/14	220,000	206,903
4.125%, 5/15/15	10,100,000	9,378,406
4.250%, 8/15/15	16,150,000	15,110,974

		293,132,294

Total Government Securities		345,910,915

Health Care (1.9%)
Health Care Providers & Services (1.5%)
Humana, Inc.
6.300%, 8/1/18	3,000,000	2,923,299
UnitedHealth Group, Inc.
5.800%, 3/15/36	3,500,000	3,132,822
WellPoint, Inc.
5.850%, 1/15/36	3,875,000	3,462,619

		9,518,740

Pharmaceuticals (0.4%)
Wyeth
6.000%, 2/15/36	3,000,000	2,796,288

Total Health Care		12,315,028

Industrials (5.9%)
Aerospace & Defense (1.6%)
Boeing Co.
8.625%, 11/15/31	2,500,000	3,250,163
Lockheed Martin Corp.
7.200%, 5/1/36	3,225,000	3,594,301
Raytheon Co.
7.200%, 8/15/27	3,000,000	3,304,176

		10,148,640

Air Freight & Logistics (0.8%)
Con-way, Inc.
6.700%, 5/1/34	2,000,000	1,880,250
FedEx Corp.
7.500%, 1/15/18	1,649,045	1,781,067
United Parcel Service, Inc.
8.375%, 4/1/20	1,000,000	1,230,606

		4,891,923

Airlines (0.5%)
Southwest Airlines Co.
5.125%, 3/1/17	3,500,000	3,151,302

Industrial Conglomerates (1.5%)
Dover Corp.
5.375%, 10/15/35	3,000,000	2,663,640
Hutchison Whampoa International (03/33) Ltd.
7.450%, 11/24/33 § (b)	3,500,000	3,699,713
Tyco International Group S.A.
6.875%, 1/15/29	3,200,000	3,298,554

		9,661,907

Road & Rail (1.0%)
Burlington Northern Santa Fe Corp.
7.290%, 6/1/36	3,000,000	3,381,765
Norfolk Southern Corp.
7.700%, 5/15/17	3,000,000	3,392,379

		6,774,144

Transportation Infrastructure (0.5%)
Canadian National Railway Co.
6.200%, 6/1/36	3,000,000	2,992,080

Total Industrials		37,619,996

Information Technology (3.0%)
Communications Equipment (1.7%)
Cisco Systems, Inc.
5.500%, 2/22/16	5,530,000	5,310,055
Harris Corp.
5.000%, 10/1/15	3,000,000	2,747,457
Motorola, Inc.
7.500%, 5/15/25	3,000,000	3,281,988

		11,339,500

Computers & Peripherals (0.8%)
International Business Machines Corp.
6.500%, 1/15/28	5,000,000	5,140,715

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.
6.875%, 6/1/18	3,100,000	3,046,724

Total Information Technology		19,526,939

Materials (2.0%)
Containers & Packaging (0.6%)
Pactiv Corp.
8.375%, 4/15/27	3,500,000	3,797,801

Metals & Mining (0.9%)
Alcan, Inc.
5.750%, 6/1/35	3,200,000	2,869,603
Barrick Gold Corp.
5.800%, 11/15/34	3,000,000	2,704,692

		5,574,295

Paper & Forest Products (0.5%)
Weyerhaeuser Co.
7.950%, 3/15/25	3,000,000	3,166,044

Total Materials		12,538,140

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.3%)
AT&T Corp.
8.000%, 11/15/31	3,000,000	3,444,309
Deutsche Telekom International Finance BV
8.250%, 6/15/30	4,000,000	4,618,200

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Sprint Capital Corp.
8.750%, 3/15/32	$2,500,000	$3,014,755
Verizon Communications, Inc.
7.750%, 12/1/30	3,500,000	3,774,918

		14,852,182

Wireless Telecommunication Services (0.4%)
U.S. Cellular Corp.
6.700%, 12/15/33	3,000,000	2,804,808

Total Telecommunication Services		17,656,990

Utilities (5.4%)
Electric Utilities (4.6%)
Carolina Power & Light Co.
5.250%, 12/15/15	3,000,000	2,827,305
FirstEnergy Corp.
7.375%, 11/15/31	3,850,000	4,130,476
Florida Power & Light Co.
5.400%, 9/1/35	2,500,000	2,216,615
Hydro-Quebec
8.500%, 12/1/29	3,500,000	4,641,574
Northern States Power Co.
5.250%, 7/15/35	3,000,000	2,582,916
Pacific Gas & Electric Co.
6.050%, 3/1/34	3,800,000	3,586,497
South Carolina Electric & Gas
5.250%, 11/1/18	3,000,000	2,815,947
Southern California Edison Co.
5.625%, 2/1/36	3,775,000	3,402,887
Union Electric Co.
5.100%, 10/1/19	4,100,000	3,676,191

		29,880,408

Gas Utilities (0.5%)
Southern California Gas Co.
5.450%, 4/15/18	3,000,000	2,871,798

Multi-Utilities (0.3%)
Dominion Resources, Inc.
5.950%, 6/15/35	2,000,000	1,793,154

Total Utilities		34,545,360

Total Long-Term Debt Securities (97.7%) (Cost $669,711,420)		628,881,322

SHORT-TERM INVESTMENTS:
Commercial Paper (2.6%)
San Paolo IMI U.S. Financial Co.
5.28%, 7/3/06 (p)	16,400,000	16,392,784

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06	243,243	243,243

Total Short-Term Investments (2.6%) (Cost/Amortized Cost $16,638,432)		16,636,027

Total Investments (100.3%) (Cost/Amortized Cost $686,349,852)		645,517,349
Other Assets Less Liabilities (-0.3%)		(1,816,048)

Net Assets (100%)		$643,701,301

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $11,838,284 or 1.84% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$138,749,662
U.S. Government securities	199,805,348

$338,555,010

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$76,594,941
U.S. Government securities	166,092,217

$242,687,158

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,161,995
Aggregate gross unrealized depreciation	(43,876,230)

Net unrealized depreciation	$(42,714,235)

Federal income tax cost of investments	$688,231,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.4%)
Automobiles (0.4%)
Honda Motor Co., Ltd. (ADR)	9,040	$287,653

Internet & Catalog Retail (0.7%)
IAC/InterActiveCorp*	20,430	541,190

Media (2.0%)
Comcast Corp., Special Class A*	37,540	1,230,561
Tribune Co.	9,530	309,058

		1,539,619

Multiline Retail (0.3%)
Federated Department Stores, Inc.	5,360	196,176

Total Consumer Discretionary		2,564,638

Consumer Staples (18.1%)
Beverages (4.9%)
Anheuser-Busch Cos., Inc.	8,770	399,824
Coca-Cola Co.	21,320	917,186
Coca-Cola Enterprises, Inc.	15,610	317,976
Diageo plc (Sponsored ADR)	16,610	1,122,005
PepsiCo, Inc.	16,540	993,062

		3,750,053

Food & Staples Retailing (2.6%)
Kroger Co.	64,440	1,408,659
Wal-Mart Stores, Inc.	12,190	587,192

		1,995,851

Food Products (4.5%)
Campbell Soup Co.	34,850	1,293,284
Kellogg Co.	6,200	300,266
Kraft Foods, Inc., Class A	58,840	1,818,156

		3,411,706

Household Products (6.1%)
Clorox Co.	13,600	829,192
Kimberly-Clark Corp.	18,430	1,137,131
Procter & Gamble Co.	48,924	2,720,174

		4,686,497

Total Consumer Staples		13,844,107

Energy (7.7%)
Energy Equipment & Services (3.2%)
Baker Hughes, Inc.	8,950	732,558
Schlumberger Ltd.	25,820	1,681,140

		2,413,698

Oil, Gas & Consumable Fuels (4.5%)
El Paso Corp.	34,550	518,250
Exxon Mobil Corp.	48,120	2,952,162

		3,470,412

Total Energy		5,884,110

Financials (14.3%)
Capital Markets (1.4%)
Bank of New York Co., Inc.	33,080	1,065,176

Commercial Banks (2.8%)
BB&T Corp.	530	22,043
Commerce Bancorp, Inc./ New Jersey	9,470	337,795
Marshall & Ilsley Corp.	6,080	278,099
Mitsubishi UFJ Financial Group, Inc. (ADR)	28,100	391,995
National City Corp.	3,340	120,875
PNC Financial Services Group, Inc.	5,300	371,901
SunTrust Banks, Inc.	7,790	594,065

		2,116,773

Diversified Financial Services (5.3%)
Bank of America Corp.	29,940	1,440,114
Citigroup, Inc.	29,150	1,406,196
JPMorgan Chase & Co.	28,740	1,207,080

		4,053,390

Insurance (3.8%)
ACE Ltd.	5,770	291,904
Aflac, Inc.	18,470	856,085
Allstate Corp.	5,150	281,860
American International Group, Inc.	15,450	912,322
Chubb Corp.	1,330	66,367
XL Capital Ltd., Class A	7,760	475,688

		2,884,226

Thrifts & Mortgage Finance (1.0%)
Fannie Mae	7,660	368,446
Freddie Mac	5,560	316,975
Washington Mutual, Inc.	2,770	126,257

		811,678

Total Financials		10,931,243

Health Care (16.1%)
Biotechnology (0.4%)
Medimmune, Inc.*	11,360	307,856

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	26,750	983,330
Boston Scientific Corp.*	51,540	867,934
Medtronic, Inc.	7,060	331,255

		2,182,519

Health Care Providers & Services (0.1%)
Medco Health Solutions, Inc.*	1,700	97,376

Pharmaceuticals (12.7%)
Abbott Laboratories	8,840	385,512
AstraZeneca plc (ADR)	10,210	610,762
GlaxoSmithKline plc (ADR)	17,920	999,936
Johnson & Johnson	8,750	524,300
Merck & Co., Inc.	11,320	412,388
Novartis AG (ADR)	33,450	1,803,624
Pfizer, Inc.	65,470	1,536,581
Sanofi-Aventis (ADR)	9,690	471,903
Schering-Plough Corp.	22,520	428,556
Teva Pharmaceutical Industries Ltd. (ADR)	18,700	590,733
Wyeth	43,960	1,952,263

		9,716,558

Total Health Care		12,304,309

Industrials (15.7%)
Aerospace & Defense (4.2%)
Boeing Co.	3,380	276,856
General Dynamics Corp.	9,080	594,377
Honeywell International, Inc.	10,430	420,329
Lockheed Martin Corp.	3,450	247,503
Northrop Grumman Corp.	7,180	459,951
Raytheon Co.	23,700	1,056,309
Rockwell Collins, Inc.	2,350	131,294

		3,186,619

Commercial Services & Supplies (1.5%)
Waste Management, Inc.	31,790	1,140,625

Construction & Engineering (1.1%)
Fluor Corp.	9,520	884,694

Electrical Equipment (1.7%)
Emerson Electric Co.	15,810	1,325,036

Industrial Conglomerates (1.9%)
General Electric Co.	44,940	1,481,223

Machinery (4.3%)
Caterpillar, Inc.	13,740	1,023,355
Deere & Co.	7,920	661,241
Dover Corp.	1,440	71,179

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Eaton Corp.	5,480	$413,192
Illinois Tool Works, Inc.	2,650	125,875
Pall Corp.	6,290	176,120
Parker Hannifin Corp.	10,330	801,608

		3,272,570

Road & Rail (1.0%)
Union Pacific Corp.	7,990	742,750

Total Industrials		12,033,517

Information Technology (3.1%)
Computers & Peripherals (1.7%)
Hewlett-Packard Co.	26,560	841,421
Sun Microsystems, Inc.*	108,340	449,611

		1,291,032

IT Services (1.4%)
Automatic Data Processing, Inc.	24,390	1,106,086

Total Information Technology		2,397,118

Materials (6.9%)
Chemicals (1.5%)
Monsanto Co.	6,070	511,033
Praxair, Inc.	12,050	650,700

		1,161,733

Metals & Mining (3.5%)
Barrick Gold Corp.	38,560	1,141,376
Newmont Mining Corp.	29,880	1,581,549

		2,722,925

Paper & Forest Products (1.9%)
International Paper Co.	44,290	1,430,567

Total Materials		5,315,225

Telecommunication Services (4.1%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	51,900	1,447,491
BellSouth Corp.	19,430	703,366
Verizon Communications, Inc.	21,710	727,068

		2,877,925

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	11,730	234,482

Total Telecommunication Services		3,112,407

Utilities (3.9%)
Electric Utilities (2.0%)
Entergy Corp.	1,720	121,690
FPL Group, Inc.	8,510	352,144
PPL Corp.	6,440	208,012
Progress Energy, Inc.	5,420	232,355
Southern Co.	18,690	599,015

		1,513,216

Multi-Utilities (1.9%)
Ameren Corp.	6,260	316,130
Consolidated Edison, Inc.	2,480	110,211
Dominion Resources, Inc.	2,030	151,824
PG&E Corp.	23,490	922,687

		1,500,852

Total Utilities		3,014,068

Total Common Stocks (93.3%) (Cost $68,896,501)		71,400,742

INVESTMENT COMPANIES:
Exchange Traded Fund (1.4%)
iShares Dow Jones US Utilities Sector Index Fund	690	54,476
iShares MSCI Japan Index Fund	58,970	804,351
Utilities Select Sector SPDR Fund	5,680	183,407

Total Investment Companies (1.4%) (Cost $999,456)		1,042,234

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (7.9%)
JPMorgan Chase Nassau
4.58%, 7/3/06 (Amortized Cost $6,074,878)	$6,074,878	6,074,878

Total Investments (102.6%) (Cost/Amortized Cost $ 75,970,835)		78,517,854
Other Assets Less Liabilities (-2.6%)		(2,024,776)

Net Assets (100%)		$76,493,078

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,401,761
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,281,796

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,631,751
Aggregate gross unrealized depreciation	(1,118,272)

Net unrealized appreciation	$2,513,479

Federal income tax cost of investments	$76,004,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.6%)
Media (2.4%)
Comcast Corp., Special Class A*	20,953	$686,839
Walt Disney Co.	10,535	316,050

		1,002,889

Multiline Retail (0.1%)
Federated Department Stores, Inc.	1,079	39,492

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	5,355	433,755

Total Consumer Discretionary		1,476,136

Consumer Staples (17.2%)
Beverages (4.5%)
Anheuser-Busch Cos., Inc.	923	42,079
Coca-Cola Co.	11,505	494,945
Diageo plc (Sponsored ADR)	9,047	611,125
PepsiCo, Inc.	12,215	733,389

		1,881,538

Food & Staples Retailing (4.1%)
CVS Corp.	14,813	454,759
Kroger Co.	21,938	479,565
Wal-Mart Stores, Inc.	12,663	609,977
Walgreen Co.	3,221	144,429

		1,688,730

Food Products (3.1%)
Campbell Soup Co.	15,194	563,849
Kraft Foods, Inc., Class A	22,784	704,026

		1,267,875

Household Products (5.5%)
Clorox Co.	4,186	255,220
Colgate-Palmolive Co.	10,520	630,148
Kimberly-Clark Corp.	3,605	222,429
Procter & Gamble Co.	21,355	1,187,338

		2,295,135

Total Consumer Staples		7,133,278

Energy (7.9%)
Energy Equipment & Services (3.4%)
Baker Hughes, Inc.	6,458	528,587
GlobalSantaFe Corp.	1,978	114,229
Schlumberger Ltd.	11,460	746,161

		1,388,977

Oil, Gas & Consumable Fuels (4.5%)
Chevron Corp.	6,835	424,180
ConocoPhillips	2,866	187,809
Exxon Mobil Corp.	13,581	833,194
Valero Energy Corp.	2,843	189,116
XTO Energy, Inc.	5,368	237,642

		1,871,941

Total Energy		3,260,918

Financials (12.4%)
Capital Markets (2.3%)
Bank of New York Co., Inc.	15,094	486,027
Morgan Stanley	7,485	473,127

		959,154

Commercial Banks (2.4%)
Commerce Bancorp, Inc./New Jersey	2,654	94,668
PNC Financial Services Group, Inc.	2,700	189,459
SunTrust Banks, Inc.	2,626	200,259
Wachovia Corp.	3,797	205,341
Wells Fargo & Co.	4,673	313,465

		1,003,192

Consumer Finance (0.3%)
American Express Co.	2,481	132,039

Diversified Financial Services (3.9%)
Bank of America Corp.	12,742	612,890
Citigroup, Inc.	12,723	613,758
JPMorgan Chase & Co.	9,131	383,502

		1,610,150

Insurance (2.7%)
Aflac, Inc.	8,102	375,528
American International Group, Inc.	5,276	311,548
Hartford Financial Services Group, Inc.	2,568	217,253
XL Capital Ltd., Class A	3,265	200,144

		1,104,473

Thrifts & Mortgage Finance (0.8%)
Fannie Mae	3,856	185,473
Freddie Mac	2,062	117,555

		303,028

Total Financials		5,112,036

Health Care (20.1%)
Biotechnology (4.0%)
Amgen, Inc.*	4,527	295,296
Genzyme Corp.*	5,403	329,853
Gilead Sciences, Inc.*	7,965	471,210
ImClone Systems, Inc.*	10,591	409,236
Medimmune, Inc.*	5,812	157,505

		1,663,100

Health Care Equipment & Supplies (4.3%)
Baxter International, Inc.	7,948	292,168
Boston Scientific Corp.*	20,252	341,044
Medtronic, Inc.	12,072	566,418
St. Jude Medical, Inc.*	4,660	151,077
Zimmer Holdings, Inc.*	7,891	447,578

		1,798,285

Health Care Providers & Services (2.3%)
Caremark Rx, Inc.	3,930	195,989
Medco Health Solutions, Inc.*	10,715	613,755
WellPoint, Inc.*	1,762	128,221

		937,965

Pharmaceuticals (9.5%)
Abbott Laboratories	7,019	306,099
Bristol-Myers Squibb Co.	14,304	369,902
GlaxoSmithKline plc (ADR)	6,021	335,972
Johnson & Johnson.	12,996	778,720
Kos Pharmaceuticals, Inc.*	1,184	44,542
Novartis AG (ADR)	14,762	795,967
Pfizer, Inc.	20,351	477,638
Wyeth	18,223	809,283

		3,918,123

Total Health Care		8,317,473

Industrials (14.0%)
Aerospace & Defense (5.6%)
Boeing Co.	5,108	418,396
General Dynamics Corp.	6,335	414,689
Honeywell International, Inc.	5,066	204,160
Lockheed Martin Corp.	6,217	446,008
Northrop Grumman Corp.	3,028	193,974
Raytheon Co.	7,779	346,710
United Technologies Corp.	4,922	312,153

		2,336,090

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	3,860	317,794

Construction & Engineering (0.7%)
Fluor Corp.	3,168	294,402

Electrical Equipment (1.8%)
Emerson Electric Co.	8,765	734,595

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (3.0%)
General Electric Co.	37,552	$1,237,714

Machinery (1.7%)
Caterpillar, Inc.	3,351	249,583
Deere & Co.	1,635	136,506
Parker Hannifin Corp.	4,429	343,690

		729,779

Road & Rail (0.4%)
Union Pacific Corp.	1,694	157,474

Total Industrials		5,807,848

Information Technology (8.5%)
Communications Equipment (3.3%)
Corning, Inc.*.	23,747	574,440
Motorola, Inc.	4,035	81,305
QUALCOMM, Inc.	17,564	703,790

		1,359,535

Computers & Peripherals (0.8%)
Hewlett-Packard Co.	2,927	92,727
International Business Machines Corp.	3,233	248,359

		341,086

IT Services (1.0%)
Automatic Data Processing, Inc.	9,446	428,376

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	2,707	66,105
Intel Corp.	12,080	228,916
Texas Instruments, Inc.	12,010	363,783

		658,804

Software (1.8%)
Activision, Inc.*	14,007	159,400
Electronic Arts, Inc.*	152	6,542
Microsoft Corp.	18,205	424,176
Oracle Corp.*	9,796	141,944

		732,062

Total Information Technology		3,519,863

Materials (6.3%)
Chemicals (3.1%)
Monsanto Co.	10,303	867,410
Potash Corp. of Saskatchewan, Inc.	984	84,594
Praxair, Inc.	6,280	339,120

		1,291,124

Metals & Mining (3.2%)
Barrick Gold Corp.	16,427	486,239
Newmont Mining Corp.	16,035	848,733

		1,334,972

Total Materials		2,626,096

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	17,764	495,438
BellSouth Corp.	8,140	294,668
Verizon Communications, Inc.	8,047	269,494

		1,059,600

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.	4,305	86,057

Total Telecommunication Services		1,145,657

Utilities (2.7%)
Electric Utilities (1.4%)
Progress Energy, Inc.	6,109	261,893
Southern Co.	10,219	327,519

		589,412

Multi-Utilities (1.3%)
Dominion Resources, Inc.	1,449	108,370
PG&E Corp.	10,593	416,093

		524,463

Total Utilities		1,113,875

Total Common Stocks (95.5%) (Cost $38,540,291)		39,513,180

INVESTMENT COMPANY:
Exchange Traded Fund (0.3%)
iShares MSCI Japan Index Fund (Cost $129,333)	9,450	128,898

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.2%)
JPMorgan Chase Nassau
4.58%, 7/3/06 (Amortized Cost $2,147,154)	$2,147,154	2,147,154

Total Investments (101.0%) (Cost/Amortized Cost $40,816,778)		41,789,232
Other Assets Less Liabilities (-1.0%)		(417,517)

Net Assets (100%)		$41,371,715

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$19,088,188
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,138,817

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,127,902
Aggregate gross unrealized depreciation	(1,169,489)

Net unrealized appreciation	$958,413

Federal income tax cost of investments	$40,830,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.6%)
Distributors (1.9%)
Genuine Parts Co.	88,800	$3,699,408

Hotels, Restaurants & Leisure (2.5%)
Brinker International, Inc.	75,800	2,751,540
OSI Restaurant Partners, Inc.	50,200	1,736,920
Yum! Brands, Inc.	7,200	361,944

		4,850,404

Household Durables (4.8%)
American Greetings Corp., Class A	109,200	2,294,292
Newell Rubbermaid, Inc.	92,100	2,378,943
Snap-On, Inc.	81,800	3,306,356
Tupperware Brands Corp.	76,500	1,506,285

		9,485,876

Media (6.0%)
Clear Channel Communications, Inc.	121,300	3,754,235
Interpublic Group of Cos., Inc.*	470,400	3,927,840
R.H. Donnelley Corp.	77,500	4,190,425
Westwood One, Inc.	100	750

		11,873,250

Multiline Retail (1.6%)
Federated Department Stores, Inc.	86,840	3,178,344

Specialty Retail (3.8%)
Foot Locker, Inc.	151,600	3,712,684
OfficeMax, Inc.	90,700	3,696,025

		7,408,709

Total Consumer Discretionary		40,495,991

Consumer Staples (2.3%)
Food & Staples Retailing (2.3%)
Kroger Co.	103,300	2,258,138
Safeway, Inc.	90,100	2,342,600

Total Consumer Staples		4,600,738

Energy (5.4%)
Energy Equipment & Services (3.8%)
GlobalSantaFe Corp.	65,700	3,794,175
Halliburton Co.	48,800	3,621,448

		7,415,623

Oil, Gas & Consumable Fuels (1.6%)
EOG Resources, Inc.	45,600	3,161,904

Total Energy		10,577,527

Financials (12.0%)
Insurance (9.4%)
ACE Ltd.	28,300	1,431,697
Conseco, Inc.*	142,000	3,280,200
Everest Reinsurance Group Ltd.	20,600	1,783,342
Genworth Financial, Inc.	70,100	2,442,284
Partner Reinsurance Ltd.	59,600	3,817,380
Safeco Corp.	44,700	2,518,845
XL Capital Ltd., Class A	53,500	3,279,550

		18,553,298

Real Estate Investment Trusts (REIT) (1.9%)
Host Hotels & Resorts, Inc. (REIT)	171,900	3,759,453

Thrifts & Mortgage Finance (0.7%)
PMI Group, Inc.	30,200	1,346,316

Total Financials		23,659,067

Health Care (6.0%)
Health Care Equipment & Supplies (0.9%)
Bausch & Lomb, Inc.	38,800	1,902,752

Health Care Providers & Services (1.1%)
Aetna, Inc.	52,700	2,104,311

Pharmaceuticals (4.0%)
King Pharmaceuticals, Inc.*	239,600	4,073,200
Mylan Laboratories, Inc.	188,400	3,768,000

		7,841,200

Total Health Care		11,848,263

Industrials (10.1%)
Commercial Services & Supplies (2.9%)
Allied Waste Industries, Inc.*	111,200	1,263,232
R.R. Donnelley & Sons Co.	139,700	4,463,415

		5,726,647

Electrical Equipment (1.7%)
Hubbell, Inc., Class B	68,400	3,259,260

Machinery (3.8%)
CNH Global N.V.	21,600	516,672
Cummins, Inc.	23,000	2,811,750
Timken Co.	123,800	4,148,538

		7,476,960

Trading Companies & Distributors (1.7%)
W.W. Grainger, Inc.	44,900	3,377,827

Total Industrials		19,840,694

Information Technology (12.6%)
Communications Equipment (5.2%)
ADC Telecommunications, Inc.*	146,600	2,471,676
Avaya, Inc.*	277,700	3,171,334
JDS Uniphase Corp.*	719,700	1,820,841
Tellabs, Inc.*	203,300	2,705,923

		10,169,774

IT Services (2.5%)
Sabre Holdings Corp., Class A	222,400	4,892,800

Software (4.9%)
Cadence Design Systems, Inc.*	223,600	3,834,740
McAfee, Inc.*	154,800	3,756,996
Sybase, Inc.*	104,800	2,033,120

		9,624,856

Total Information Technology		24,687,430

Materials (14.6%)
Chemicals (7.4%)
Chemtura Corp.	251,300	2,347,142
Eastman Chemical Co.	85,100	4,595,400
Monsanto Co.	32,700	2,753,013
Mosaic Co.*	221,100	3,460,215
Potash Corp. of Saskatchewan, Inc.	17,500	1,504,475

		14,660,245

Containers & Packaging (4.1%)
Ball Corp.	101,800	3,770,672
Pactiv Corp.*	175,000	4,331,250

		8,101,922

Paper & Forest Products (3.1%)
Bowater, Inc.	100,600	2,288,650
MeadWestvaco Corp.	133,400	3,725,862

		6,014,512

Total Materials		28,776,679

Telecommunication Services (4.4%)
Diversified Telecommunication Services (4.4%)
CenturyTel, Inc.	68,800	2,555,920
Embarq Corp.*	35,700	1,463,343

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Qwest Communications
International, Inc.*	583,100	$4,717,279

Total Telecommunication Services		8,736,542

Utilities (8.4%)
Electric Utilities (1.7%)
Northeast Utilities	166,000	3,431,220

Gas Utilities (0.6%)
Southwest Gas Corp.	34,700	1,087,498

Multi-Utilities (6.1%)
Ameren Corp.	76,600	3,868,300
CMS Energy Corp.*	247,400	3,201,356
NiSource, Inc.	164,800	3,599,232
Puget Energy, Inc.	62,300	1,338,204

		12,007,092

Total Utilities		16,525,810

Total Common Stocks (96.4%) (Cost $186,842,367)		189,748,741

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.6%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $ 7,130,223)	$7,130,223	$7,130,223

Total Investments (100.0%) (Cost/Amortized Cost $ 193,972,590)		196,878,964
Other Assets Less Liabilities (-0.0%)		(9,371)

Net Assets (100%)		$196,869,593

*	Non-income producing.

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$87,535,539
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$16,957,004

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$10,552,026
Aggregate gross unrealized depreciation.	(7,651,387)

Net unrealized appreciation	$2,900,639

Federal income tax cost of investments	$193,978,325

For the six months ended June 30, 2006, the Portfolio incurred approximately $12 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.3%)
Automobiles (2.7%)
Toyota Motor Corp. (ADR)^.	789,187	$82,541,068

Hotels, Restaurants & Leisure (11.5%)
Four Seasons Hotels, Inc.^	279,041	17,144,279
Las Vegas Sands Corp.*^	1,181,964	92,027,717
MGM MIRAGE*^	2,157,500	88,026,000
Starbucks Corp.*	1,774,087	66,989,525
Wynn Resorts Ltd.*^	1,121,944	82,238,495
Yum! Brands, Inc.	25,269	1,270,273

		347,696,289

Household Durables (1.7%)
KB Home^	8,291	380,142
Lennar Corp., Class A	1,123,496	49,849,518
Toll Brothers, Inc.*	7,620	194,843

		50,424,503

Media (3.0%)
Comcast Corp., Class A*	2,752,581	90,119,502

Multiline Retail (0.2%)
Target Corp.	144,608	7,066,993

Specialty Retail (5.2%)
Home Depot, Inc.	1,239,353	44,356,444
Lowe’s Cos., Inc.	1,881,689	114,162,072

		158,518,516

Total Consumer Discretionary		736,366,871

Consumer Staples (4.0%)
Food & Staples Retailing (0.0%)
Walgreen Co.	9,888	443,378

Household Products (4.0%)
Procter & Gamble Co.	2,151,514	119,624,178

Total Consumer Staples		120,067,556

Energy (6.2%)
Energy Equipment & Services (6.2%)
Halliburton Co.	1,336,175	99,157,547
Schlumberger Ltd.	1,365,538	88,910,179

Total Energy.		188,067,726

Financials (18.5%)
Capital Markets (11.9%)
Goldman Sachs Group, Inc.	917,519	138,022,383
Lehman Brothers Holdings, Inc.	1,236,018	80,526,573
UBS AG (Registered).	1,288,569	141,356,019

		359,904,975

Consumer Finance (2.6%)
SLM Corp.	1,512,762	80,055,365

Diversified Financial Services (2.0%)
Chicago Mercantile Exchange
Holdings, Inc.^	124,296	61,047,980

Insurance (2.0%)
Genworth Financial, Inc.,
Class A	1,695,771	59,080,662

Real Estate Management & Development (0.0%)
St. Joe Co.^	6,598	307,071

Total Financials		560,396,053

Health Care (13.7%)
Biotechnology (5.3%)
Genentech, Inc.*	1,963,210	160,590,578
Genzyme Corp.*	7,128	435,164

		161,025,742

Health Care Equipment & Supplies (1.5%)
Zimmer Holdings, Inc.*	777,652	44,108,422

Health Care Providers & Services (6.9%)
Quest Diagnostics, Inc.	19,750	1,183,420
UnitedHealth Group, Inc.	4,662,182	208,772,510

		209,955,930

Total Health Care		415,090,094

Industrials (16.9%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	19,402	1,270,055
Lockheed Martin Corp.	805,289	57,771,433

		59,041,488

Air Freight & Logistics (4.5%)
FedEx Corp.	1,174,692	137,274,507

Machinery (4.5%)
Caterpillar, Inc.	1,257,009	93,622,030
Deere & Co.	528,352	44,112,109

		137,734,139

Road & Rail (5.9%)
Burlington Northern Santa Fe Corp.	1,336,367	105,907,085
Union Pacific Corp.	795,409	73,941,220

		179,848,305

Total Industrials		513,898,439

Information Technology (6.9%)
Communications Equipment (4.9%)
Motorola, Inc.	3,716,946	74,896,462
QUALCOMM, Inc.	1,829,297	73,299,931

		148,196,393

Semiconductors & Semiconductor Equipment (2.0%)
Texas Instruments, Inc.	2,010,188	60,888,594

Total Information Technology		209,084,987

Materials (0.8%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	387,342	24,758,900

Total Materials		24,758,900

Total Common Stocks (91.3%) (Cost $2,281,687,955)		2,767,730,626

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.4%)
Allstate Life Insurance
5.35%, 7/31/07 (l)	$15,000,000	15,000,000
Bear Stearns Co., Inc.
5.37%, 8/1/07 (l)	5,000,000	5,000,000
Beta Finance, Inc.
5.37%, 1/31/08 (l)	5,000,000	5,000,000
5.38%, 3/10/08 (l)	9,996,661	9,996,661
CC USA, Inc.
5.37%, 1/25/08 (l)	10,000,000	10,000,000
Deutsche Bank N.Y.
5.41%, 1/22/08 (l)	10,000,000	10,000,000
Goldman Sachs Group, Inc.
5.47%, 12/28/07 (l)	5,000,000	5,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,995,610	9,995,610
5.37%, 4/14/08 (l)	13,993,000	13,993,000
Metropolitan Life Insurance Co.
5.17%, 2/1/07 (l)	8,000,000	8,000,000

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Monumental Global Funding II
5.36%, 4/25/08 (l)	$10,000,000	$10,000,000
Nomura Securities
5.35%, 7/3/06	91,975,259	91,975,259

Total Short-Term Investments of Cash Collateral for Securities Loaned		193,960,530

Time Deposit (6.8%)
JPMorgan Chase Nassau
4.58%, 7/3/06	205,932,699	205,932,699

Total Short-Term Investments (13.2%) (Cost/Amortized Cost $399,893,228)		399,893,229

Total Investments (104.5%) (Cost/Amortized Cost $2,681,581,183)		3,167,623,855
Other Assets Less Liabilities (-4.5%)		(135,390,882)

Net Assets (100%)		$3,032,232,973

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,055,621,759
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,051,575,733

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$519,630,542
Aggregate gross unrealized depreciation	(38,268,453)

Net unrealized appreciation	$481,362,089

Federal income tax cost of investments	$2,686,261,766

At June 30, 2006, the Portfolio had loaned securities with a total value of $193,921,338. This was secured by collateral of $193,960,530 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $16,132,428 of which $9,961,545 expires in the year 2008, and $6,170,883 expires in the year 2009.

Included in the capital loss carryforward amounts at December 31, 2005 are $16,132,428 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.4%)
Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	1,393,120	$46,808,832

Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y. Shares)	1,387,900	43,219,206

Media (6.8%)
Comcast Corp., Class A*	5,500	180,070
Comcast Corp., Special Class A*	1,584,300	51,933,354
Gannett Co., Inc.	317,600	17,763,368
Interpublic Group of Cos., Inc.*^	2,389,400	19,951,490
Time Warner, Inc.	3,442,510	59,555,423
Walt Disney Co.	1,302,600	39,078,000

		188,461,705

Specialty Retail (2.4%)
Foot Locker, Inc.^	897,300	21,974,877
Gap, Inc.	2,512,955	43,725,417

		65,700,294

Total Consumer Discretionary		344,190,037

Consumer Staples (8.2%)
Beverages (1.5%)
Coca-Cola Enterprises, Inc.	2,094,600	42,667,002

Food Products (4.3%)
Cadbury Schweppes plc (ADR)^	145,900	5,663,838
General Mills, Inc.	1,257,300	64,952,118
Unilever N.V. (N.Y. Shares)	2,111,400	47,612,070

		118,228,026

Household Products (2.3%)
Kimberly-Clark Corp.	1,058,320	65,298,344

Tobacco (0.1%)
Altria Group, Inc.	38,500	2,827,055

Total Consumer Staples		229,020,427

Energy (8.6%)
Energy Equipment & Services (4.1%)
BJ Services Co.^	692,600	25,806,276
GlobalSantaFe Corp.^	1,553,400	89,708,850

		115,515,126

Oil, Gas & Consumable Fuels (4.5%)
Anadarko Petroleum Corp.^	509,200	24,283,748
Cameco Corp.^	4,200	167,874
Chevron Corp.	213,400	13,243,604
Exxon Mobil Corp.	1,410,990	86,564,236

		124,259,462

Total Energy		239,774,588

Financials (26.6%)
Capital Markets (6.2%)
Bank of New York Co., Inc.	1,878,000	60,471,600
Morgan Stanley	1,766,500	111,660,465

		172,132,065

Commercial Banks (0.0%)
U.S. Bancorp	2,500	77,200
Wells Fargo & Co.	2,250	150,930

		228,130

Diversified Financial Services (10.0%)
Bank of America Corp.	1,790,380	86,117,278
Citigroup, Inc.	1,458,317	70,349,212
JPMorgan Chase & Co.	2,920,490	122,660,580

		279,127,070

Insurance (10.4%)
ACE Ltd.	440	22,260
American International Group, Inc.	1,434,600	84,713,130
Genworth Financial, Inc.	2,050,900	71,453,356
Marsh & McLennan Cos., Inc.^	508,900	13,684,321
St. Paul Travelers Cos., Inc.	2,214,938	98,741,936
XL Capital Ltd., Class A	323,800	19,848,940

		288,463,943

Total Financials		739,951,208

Health Care (8.0%)
Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	1,103,550	40,566,498

Pharmaceuticals (6.5%)
GlaxoSmithKline plc (ADR)^	912,400	50,911,920
Johnson & Johnson	523,100	31,344,152
Pfizer, Inc.	2,539,970	59,613,096
Schering-Plough Corp.	2,032,400	38,676,572

		180,545,740

Total Health Care		221,112,238

Industrials (12.0%)
Aerospace & Defense (6.3%)
Honeywell International, Inc.	871,700	35,129,510
Northrop Grumman Corp.	892,400	57,167,144
Raytheon Co.	1,836,800	81,866,176

		174,162,830

Industrial Conglomerates (4.6%)
General Electric Co.	1,916,800	63,177,728
Tyco International Ltd.^	2,369,800	65,169,500

		128,347,228

Machinery (1.1%)
Deere & Co.^	367,400	30,674,226

Total Industrials		333,184,284

Information Technology (8.7%)
Communications Equipment (0.9%)
Motorola, Inc.	137,700	2,774,655
Nokia Oyj (ADR)	1,101,800	22,322,468

		25,097,123

Computers & Peripherals (4.5%)
Hewlett-Packard Co.	1,243,857	39,405,390
International Business Machines Corp.	787,260	60,477,313
Sun Microsystems, Inc.*	6,281,100	26,066,565

		125,949,268

IT Services (0.9%)
Unisys Corp.*^	3,990,900	25,062,852

Office Electronics (0.5%)
Xerox Corp.*^	1,097,400	15,264,834

Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	152,100	2,882,295
LSI Logic Corp.*^	4,628,500	41,425,075

		44,307,370

Software (0.3%)
Borland Software Corp.*^	1,446,700	7,638,576

Total Information Technology		243,320,023

Materials (7.4%)
Chemicals (2.2%)
Dow Chemical Co.	2,500	97,575
E.I. duPont de Nemours & Co.	1,498,250	62,327,200

		62,424,775

Containers & Packaging (0.8%)
Packaging Corp. of America^	995,700	21,925,314

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (2.0%)
Alcoa, Inc.	1,687,707	$54,614,199

Paper & Forest Products (2.4%)
International Paper Co.^	2,068,600	66,815,780

Total Materials		205,780,068

Telecommunication Services (5.8%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	1,623,200	45,271,048
BellSouth Corp.	1,061,110	38,412,182
Verizon Communications, Inc.	1,231,600	41,246,284

		124,929,514

Wireless Telecommunication Services (1.3%)
Sprint Nextel Corp.	1,758,200	35,146,418

Total Telecommunication Services		160,075,932

Utilities (0.9%)
Electric Utilities (0.0%)
Entergy Corp.	900	63,675
Progress Energy, Inc.^	610	26,151
Southern Co.	1,000	32,050

		121,876

Multi-Utilities (0.9%)
Consolidated Edison, Inc.^	1,600	71,104
Dominion Resources, Inc.	326,760	24,438,380

		24,509,484

Total Utilities		24,631,360

Total Common Stocks (98.6%) (Cost $2,554,967,251)		2,741,040,165

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.6%)
Goldman Sachs Group, Inc.
5.45%, 7/2/07 (l)	$10,000,000	10,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley & Co.
5.49%, 7/2/07 (l)	5,000,000	5,000,000
5.44%, 6/30/08 (l)	5,000,000	5,000,000
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	11,000,000	11,000,000
New York Life Insurance Co.
5.19%, 10/2/06 (l)	4,000,000	4,000,000
Nomura Securities
5.35%, 7/3/06	53,993,721	53,993,721

Total Short-Term Investments of Cash Collateral for Securities Loaned (Amortized Cost $98,993,721)		98,993,721

Total Investments (102.2%) (Cost/Amortized Cost $2,653,960,972)		2,840,033,886
Other Assets Less Liabilities (-2.2%)		(60,768,620)

Net Assets (100%)		$2,779,265,266

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$646,857,413
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$737,136,337

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$248,534,608
Aggregate gross unrealized depreciation	(72,124,796)

Net unrealized appreciation	$176,409,812

Federal income tax cost of investments	$2,663,624,074

At June 30, 2006, the Portfolio had loaned securities with a total value of $97,838,103. This was secured by collateral of $98,993,721 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $389,217 as brokerage commissions with Merrill Lynch & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.5%)
Australia & New Zealand Banking Group Ltd.^	692,428	$13,678,943
Australian Worldwide Exploration Ltd.*^	4,071,092	10,344,193
AWB Ltd.^	2,826,049	9,091,325
Goodman Fielder Ltd.*^	4,352,877	6,920,696
Iluka Resources Ltd.^	1,580,000	7,688,789
Multiplex Group^	6,818,000	16,563,966

Total Australia		64,287,912

Japan (20.5%)
Asahi Breweries Ltd.^	2,083,000	29,282,080
Canon, Inc.^	362,250	17,777,391
Honda Motor Co., Ltd.	624,600	19,833,775
KDDI Corp.	2,200	13,529,283
Mitsubishi UFJ Financial Group, Inc.	2,150	30,092,289
Mitsubishi UFJ Securities Co.^	1,730,000	22,337,226
Namco Bandai Holdings, Inc.^	541,400	8,235,967
Nippon Mining Holdings, Inc.^	2,015,000	16,974,544
Nissan Motor Co., Ltd.^	2,133,000	23,323,711
Sekisui House Ltd.	1,578,000	21,686,025
Sojitz Corp.*	3,599,000	14,230,398
Sompo Japan Insurance, Inc.^	2,251,000	31,505,927
Sumitomo Metal Industries Ltd.	3,791,000	15,652,819
Sumitomo Mitsui Financial Group, Inc.	3,500	37,046,757
Takeda Pharmaceutical Co., Ltd.	341,000	21,238,858
Takefuji Corp.^	255,000	15,213,227
Toyota Motor Corp.	514,600	26,964,563
Yamaha Corp.^	689,300	12,964,134

Total Japan		377,888,974

Other European Countries (43.1%)
Belgium (0.9%)
AGFA Gevaert N.V.	681,379	16,501,385

Finland (1.7%)
Fortum Oyj	1,192,833	30,504,319

France (10.9%)
Arkema*	14,946	583,080
BNP Paribas	359,733	34,428,949
Carrefour S.A.^	396,162	23,220,368
Credit Agricole S.A.^	779,259	29,642,886
Peugeot S.A.^	325,887	20,272,232
Renault S.A.^	264,013	28,356,739
Total S.A.^	641,623	42,210,159
Vinci S.A.^	225,675	23,243,455

		201,957,868

Germany (10.6%)
Allianz AG (Registered)	94,525	14,929,170
BASF AG^	278,726	22,374,352
Bayer AG	424,332	19,500,042
Deutsche Post AG (Registered)^	710,111	19,031,333
Deutsche Postbank AG^	117,418	8,446,681
Hochtief AG^	335,196	18,639,743
RWE AG	313,995	26,116,905
Siemens AG (Registered)	415,643	36,155,355
ThyssenKrupp AG	911,089	31,186,085

		196,379,666

Ireland (1.7%)
Allied Irish Banks plc	1,312,535	31,484,399

Italy (8.0%)
Capitalia S.p.A.^	2,191,958	17,979,623
Enel S.p.A.	2,685,682	23,145,479
ENI S.p.A.^	1,602,379	47,185,751
Telecom Italia S.p.A. (RNC)	10,117,302	26,131,706
UniCredito Italiano S.p.A.	4,325,755	33,850,495

		148,293,054

Netherlands (4.5%)
ING Groep N.V. (CVA)	968,843	38,068,666
Royal Dutch Shell plc, Class B	1,288,241	45,056,216

		83,124,882

Spain (1.7%)
Banco Bilbao Vizcaya Argentaria S.A.^.	1,539,984	31,663,137

Switzerland (3.1%)
Credit Suisse Group (Registered)^	628,175	35,075,241
Swiss Reinsurance (Registered)^	314,002	21,903,241

		56,978,482

Total Other European Countries		796,887,192

Scandanavia (4.6%)
Norway (1.4%)
Statoil ASA^	883,152	25,050,032

Sweden (3.2%)
Investor AB, Class B^	1,536,830	28,161,722
Svenska Handelsbanken, Inc.^	799,723	20,594,106
TeliaSonera AB	1,844,683	10,473,806

		59,229,634

Total Scandanavia		84,279,666

Southeast Asia (5.4%)
Singapore (2.0%)
DBS Group Holdings Ltd.	1,414,000	16,184,526
Keppel Corp. Ltd.	2,256,000	20,971,448

		37,155,974

South Korea (1.0%)
POSCO	72,049	19,327,997

Taiwan (2.4%)
Lite-On Technology Corp.	16,295,700	24,133,762
Taiwan Mobile Co., Ltd.	10,903,000	10,843,395
Vanguard International Semiconductor Corp.	13,749,000	9,278,675

		44,255,832

Total Southeast Asia		100,739,803

United Kingdom (16.2%)
Aviva plc	2,349,410	33,263,664
BAA plc	1,027,743	17,735,043
BAE Systems plc	3,021,503	20,663,186
Barclays plc	2,069,400	23,519,734
BP plc	2,638,047	30,763,355
HBOS plc	2,152,075	37,415,480
HSBC Holdings plc	2,913,601	51,274,914
Kesa Electricals plc	2,954,633	15,793,103
Prudential plc	2,131,170	24,083,820
Vodafone Group plc	21,063,018	44,898,063

Total United Kingdom		299,410,362

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
United States (1.0%)
KKR Private Equity Investors LLP*	862,055	$18,879,005

Total United States		18,879,005

Total Common Stocks (94.3%) (Cost $1,498,778,112)		1,742,372,914

	Number of Contracts
WARRANT:
Financials (0.1%)
Capital Markets (0.1%)
Deutsche Bank AG/London, expiring 9/15/06* (Cost $2,600,168)	4,314,986	997,598

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.3%)
Allstate Life Insurance
5.35%, 7/31/07 (l)	$15,000,000	15,000,000
Barclays New York
5.30%, 8/30/06 (l)	19,998,993	19,998,993
Beta Finance, Inc.
5.38%, 3/10/08 (l)	9,996,661	9,996,661
CDC Financial Products, Inc.
5.41%, 7/31/06 (l)	5,000,000	5,000,000
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	5,000,000	5,000,000
Commonwealth Bank of Australia
5.29%, 7/31/07 (l)	5,000,000	5,000,000
Genworth Life Insurance Co.
5.29%, 5/24/07 (l)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
5.43%, 3/7/07 (l)	5,000,000	5,000,000
5.47%, 12/28/07 (l)	5,000,000	5,000,000
K2 (USA) LLC
5.39%, 2/15/08 (l)	9,995,610	9,995,610
Metropolitan Life Insurance Co.
5.39%, 12/15/06 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Natexis Banques Populaires N.Y.
5.36%, 11/13/06 (l)	24,994,354	24,994,354
New York Life Global Funding
5.35%, 6/19/08 (l)	10,000,000	10,000,000
Nomura Securities
5.35%, 7/3/06 (l)	158,067,073	158,067,073
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	14,998,749	14,998,749
Unicredito Italiano N.Y.
5.00%, 10/4/06 (l)	14,995,711	14,995,711
US Bank N.A.
5.10%, 10/2/06 (l)	9,998,078	9,998,078
Wells Fargo Bank N.A.
5.30%, 12/1/06 (l)	10,000,000	10,000,000
5.30%, 12/1/06 (l)	12,500,000	12,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		356,545,229

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.58%, 7/3/06	6,077,149	6,077,149

Total Short-Term Investments (19.6%) (Amortized Cost $ 362,622,378)		362,622,378

Total Investments (114.0%) (Cost/Amortized Cost $1,864,000,658 )		2,105,992,890
Other Assets Less Liabilities (-14.0%)		(258,646,635)

Net Assets (100%)		$1,847,346,255

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

CVA — Dutch Certification

RNC — Risparmio Non-Convertible Savings Shares

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$770,971,184
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$568,688,905

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$251,821,729
Aggregate gross unrealized depreciation	(19,115,865)

Net unrealized appreciation	$232,705,864

Federal income tax cost of investments	$1,873,287,026

At June 30, 2006, the Portfolio had loaned securities with a total value of $344,544,038. This was secured by collateral of $356,545,229 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $30,325 as brokerage commissions with Merrill Lynch & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $4,728,331 which expires in the year 2009.

Included in the capital loss carryforward amounts at December 31, 2005 are $4,728,331 of losses acquired from EQ/T. Rowe Price International Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Diversified Consumer Services (1.6%)
DeVry, Inc.*^	130,130	$2,858,956
ITT Educational Services, Inc.*^	91,170	5,999,898
Strayer Education, Inc.^	52,530	5,101,713

		13,960,567

Hotels, Restaurants & Leisure (5.4%)
International Game Technology	303,740	11,523,895
Las Vegas Sands Corp.*	87,440	6,808,078
Shuffle Master, Inc.*^	64,670	2,119,883
Starbucks Corp.*	231,760	8,751,258
Station Casinos, Inc.	89,000	6,059,120
Wynn Resorts Ltd.*^	84,480	6,192,384
Yum! Brands, Inc.	98,180	4,935,509

		46,390,127

Household Durables (1.0%)
Harman International Industries, Inc.	105,750	9,027,878

Internet & Catalog Retail (0.7%)
Submarino S.A.	209,120	4,203,175
VistaPrint Ltd.*^	58,380	1,561,081

		5,764,256

Media (3.4%)
Getty Images, Inc.*^	44,840	2,847,788
Grupo Televisa S.A. (ADR)	428,390	8,272,211
News Corp., Class A	854,930	16,397,558
Playboy Enterprises, Inc., Class B*^	136,590	1,363,168

		28,880,725

Multiline Retail (0.7%)
Kohl’s Corp.*	95,620	5,653,054

Specialty Retail (2.0%)
Aeropostale, Inc.*^	141,420	4,085,624
Best Buy Co., Inc.	136,620	7,492,240
Chico’s FAS, Inc.*	217,010	5,854,930

		17,432,794

Total Consumer Discretionary		127,109,401

Consumer Staples (4.9%)
Beverages (1.5%)
PepsiCo, Inc.	220,730	13,252,629

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	151,310	8,644,341
Wal-Mart de Mexico S.A. de C.V., Series V	464,458	1,304,374
Wal-Mart Stores, Inc.	17,400	838,158

		10,786,873

Food Products (0.5%)
Kellogg Co.	87,800	4,252,154

Household Products (1.6%)
Colgate-Palmolive Co.	236,090	14,141,791

Total Consumer Staples		42,433,447

Energy (7.3%)
Energy Equipment & Services (7.1%)
ENSCO International, Inc.	107,970	4,968,779
GlobalSantaFe Corp.	272,180	15,718,395
National Oilwell Varco, Inc.*	139,820	8,853,403
Noble Corp.	101,000	7,516,420
Schlumberger Ltd.	239,680	15,605,565
Smith International, Inc.	164,670	7,322,875
Transocean, Inc.*	11,500	923,680

		60,909,117

Oil, Gas & Consumable Fuels (0.2%)
Consol Energy, Inc.	46,700	2,181,824

Total Energy		63,090,941

Financials (8.1%)
Capital Markets (3.7%)
Bank of New York Co., Inc.	109,990	3,541,678
Charles Schwab Corp.	547,660	8,751,607
Goldman Sachs Group, Inc.	14,440	2,172,209
State Street Corp.	147,120	8,546,201
UBS AG (Registered)	77,130	8,461,161

		31,472,856

Consumer Finance (1.2%)
American Express Co.	202,250	10,763,745

Diversified Financial Services (3.2%)
Chicago Mercantile Exchange Holdings, Inc.	43,740	21,482,901
IntercontinentalExchange, Inc.*	62,200	3,603,868
Moody’s Corp.	49,220	2,680,521

		27,767,290

Total Financials		70,003,891

Health Care (14.4%)
Biotechnology (3.7%)
Actelion Ltd. (Registered)*^	25,960	2,610,834
Celgene Corp.*	154,560	7,330,781
Genzyme Corp.*	204,608	12,491,319
Gilead Sciences, Inc.*	136,320	8,064,691
ImClone Systems, Inc.*	31,250	1,207,500

		31,705,125

Health Care Equipment & Supplies (4.7%)
Advanced Medical Optics, Inc.*^	297,370	15,076,659
Cytyc Corp.*	590,700	14,980,152
Gen-Probe, Inc.*	85,120	4,594,778
Resmed, Inc.*^	100,830	4,733,968
Thoratec Corp.*^	86,410	1,198,507

		40,584,064

Life Sciences Tools & Services (1.6%)
Millipore Corp.*	211,480	13,321,125

Pharmaceuticals (4.4%)
Allergan, Inc.	137,620	14,761,121
GlaxoSmithKline plc	379,600	10,608,568
Medicis Pharmaceutical Corp., Class A^	85,210	2,045,040
Roche Holding AG^	64,450	10,632,935

		38,047,664

Total Health Care		123,657,978

Industrials (7.3%)
Aerospace & Defense (1.0%)
Precision Castparts Corp.	46,600	2,784,816
United Technologies Corp.	101,500	6,437,130

		9,221,946

Air Freight & Logistics (0.7%)
FedEx Corp.	52,250	6,105,935

Airlines (0.4%)
U.S. Airways Group, Inc.*	74,260	3,753,100

Commercial Services & Supplies (2.1%)
Corporate Executive Board Co.	64,990	6,511,998
Monster Worldwide, Inc.*	143,930	6,140,054
Waste Management, Inc.	148,700	5,335,356

		17,987,408

Electrical Equipment (1.9%)
Rockwell Automation, Inc.	227,150	16,357,071

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (0.1%)
Deere & Co.	7,500	$626,175

Marine (0.2%)
Kuehne & Nagel International AG	23,270	1,690,637

Road & Rail (0.8%)
CSX Corp.	38,670	2,723,915
DSV A/S	8,380	1,400,557
Norfolk Southern Corp.	49,380	2,628,004

		6,752,476

Trading Companies & Distributors (0.1%)
W.W. Grainger, Inc.	10,600	797,438

Total Industrials		63,292,186

Information Technology (31.4%)
Communications Equipment (6.9%)
Cisco Systems, Inc.*	639,860	12,496,466
Corning, Inc.*	252,420	6,106,040
F5 Networks, Inc.*^	100,650	5,382,762
Juniper Networks, Inc.*	725,322	11,597,899
Nice Systems Ltd. (ADR)*^	275,300	7,746,942
Nortel Networks Corp.*^	3,534,460	7,917,190
QUALCOMM, Inc.	192,660	7,719,886

		58,967,185

Computers & Peripherals (1.3%)
Apple Computer, Inc.*	36,100	2,062,032
SanDisk Corp.*	185,450	9,454,241

		11,516,273

Internet Software & Services (8.3%)
Baidu.com (ADR)*^.	35,540	2,933,116
CNET Networks, Inc.*^	128,740	1,027,345
eBay, Inc.*	507,950	14,877,855
Equinix, Inc.*^	103,910	5,700,503
Google, Inc., Class A*	67,120	28,145,430
Tencent Holdings Ltd.	1,221,000	2,562,418
Yahoo!, Inc.*	503,840	16,626,720

		71,873,387

IT Services (4.6%)
CheckFree Corp.*^	54,100	2,681,196
Cognizant Technology Solutions Corp., Class A*	154,850	10,432,244
Euronet Worldwide, Inc.*^	64,550	2,476,784
First Data Corp.	464,380	20,915,675
Global Payments, Inc.	55,300	2,684,815

		39,190,714

Semiconductors & Semiconductor Equipment (3.2%)
Cree, Inc.*^	86,350	2,051,676
Intel Corp.	242,810	4,601,250
Marvell Technology Group Ltd.*	124,800	5,532,384
Samsung Electronics Co. Ltd. (GDR) § (b) (m)	2,940	934,342
Samsung Electronics Co., Ltd. (GDR) § (b)	23,770	7,469,722
Xilinx, Inc.	314,630	7,126,369

		27,715,743

Software (7.1%)
Adobe Systems, Inc.*	583,200	17,705,952
Amdocs Ltd.*	298,160	10,912,656
Electronic Arts, Inc.*	382,060	16,443,862
Micros Systems, Inc.*^	101,740	4,444,003
THQ, Inc.*^	171,070	3,695,112
TIBCO Software, Inc.*	1,083,730	7,640,297

		60,841,882

Total Information Technology		270,105,184

Materials (3.3%)
Chemicals (1.6%)
Monsanto Co.	164,040	13,810,528

Construction Materials (0.5%)
Cemex S.A. de C.V. (ADR)*	70,167	3,997,414

Metals & Mining (1.2%)
BHP Billiton Ltd. (ADR)^	157,260	6,773,188
Cia Vale do Rio Doce (ADR)^	143,180	3,442,047

		10,215,235

Total Materials		28,023,177

Telecommunication Services (4.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	75,600	2,108,484
Level 3 Communications, Inc.*^	747,950	3,320,898

		5,429,382

Wireless Telecommunication Services (4.3%)
America Movil S.A. de C.V. (ADR)	268,310	8,923,991
American Tower Corp., Class A*	680,467	21,176,133
NII Holdings, Inc.*	29,390	1,657,008
Rogers Communications, Inc.
Class B	70,600	2,851,044
Sprint Nextel Corp	129,510	2,588,905

		37,197,081

Total Telecommunication Services		42,626,463

Total Common Stocks (96.4%) (Cost $775,895,642)		830,342,668

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (3.2%)
Falcon Asset Securitization Co. LLC
5.28%, 7/3/06 (b) (p) (n)	$27,377,000	27,364,954

Short-Term Investments of Cash Collateral for Securities Loaned (10.1%)
Barclays N.Y.
5.30%, 8/30/06 (l)	9,999,497	9,999,497
Beta Finance, Inc.
5.37%, 1/15/08 (l)	5,000,000	5,000,000
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	8,000,000	8,000,000
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	447,225	447,225
5.41%, 7/5/06 (l)	6,552,775	6,552,775
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.14%, 10/19/06 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley & Co.
5.49%, 7/2/07 (l)	5,000,000	5,000,000
Nomura Securities
5.35%, 7/3/06	7,536,386	7,536,386
Pricoa Global Funding I
5.36%, 5/23/08 (l)	5,000,000	5,000,000
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	3,749,687	3,749,687
Unicredito Italiano Bank plc
5.21%, 7/31/07 (l)	10,000,000	10,000,000

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank N.A
5.37%, 6/27/08	$4,999,040	$4,999,040

Total Short-Term Investments of Cash Collateral for Securities Loaned		87,284,610

Total Short-Term Investments (13.3%) (Amortized Cost $114,649,564)		114,649,564

Total Investments (109.7%) (Cost/Amortized Cost $890,545,206)		944,992,232
Other Assets Less Liabilities (-9.7%)		(83,578,244)

Net Assets (100%)		$861,413,988

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $8,404,064 or 0.98% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$688,277,166
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$743,177,098

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,259,659
Aggregate gross unrealized depreciation	(33,702,222)

Net unrealized appreciation	$52,557,437

Federal income tax cost of investments	$892,434,795

At June 30, 2006, the Portfolio had loaned securities with a total value of $86,193,574. This was secured by collateral of $87,284,610 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $916,508,439, of which $434,745,353 expires in the year 2009, $430,153,032 expires in the year 2010, and $51,610,054 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	65,070	$2,716,022
International Game Technology	48,000	1,821,120
Ladbrokes plc.	94,898	715,238

		5,252,380

Media (2.7%)
Getty Images, Inc.*^	13,800	876,438
News Corp., Class A	101,400	1,944,852
Viacom, Inc., Class B*	51,361	1,840,778
Walt Disney Co.	132,850	3,985,500

		8,647,568

Multiline Retail (2.9%)
Federated Department Stores, Inc.	49,200	1,800,720
Kohl’s Corp.*	60,240	3,561,389
Target Corp.	78,440	3,833,363

		9,195,472

Specialty Retail (2.1%)
Chico’s FAS, Inc.*^	94,300	2,544,214
Staples, Inc.	176,500	4,292,480

		6,836,694

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc., Class B	41,300	3,345,300

Total Consumer Discretionary		33,277,414

Consumer Staples (11.5%)
Beverages (3.2%)
Coca-Cola Co.	61,090	2,628,092
Diageo plc.	218,700	3,678,897
PepsiCo, Inc.	66,983	4,021,659

		10,328,648

Food Products (1.3%)
Nestle S.A. (Registered)	13,033	4,085,446

Household Products (4.9%)
Colgate-Palmolive Co.	57,000	3,414,300
Procter & Gamble Co.	103,460	5,752,376
Reckitt Benckiser plc.	175,180	6,544,885

		15,711,561

Tobacco (2.1%)
Altria Group, Inc.	91,490	6,718,111

Total Consumer Staples		36,843,766

Energy (9.8%)
Energy Equipment & Services (3.9%)
GlobalSantaFe Corp.	68,210	3,939,127
Noble Corp.	53,630	3,991,145
Transocean, Inc.*	53,990	4,336,477

		12,266,749

Oil, Gas & Consumable Fuels (5.9%)
EOG Resources, Inc.	58,260	4,039,748
Exxon Mobil Corp.	158,300	9,711,705
Hess Corp.^	98,010	5,179,829

		18,931,282

Total Energy		31,198,031

Financials (19.3%)
Capital Markets (4.9%)
Bank of New York Co., Inc.	103,900	3,345,580
Charles Schwab Corp.	130,100	2,078,998
Goldman Sachs Group, Inc.	32,110	4,830,307
Legg Mason, Inc.	23,160	2,304,883
Lehman Brothers Holdings, Inc.	47,180	3,073,777

		15,633,545

Commercial Banks (1.8%)
Wells Fargo & Co.	83,060	5,571,665

Consumer Finance (2.8%)
American Express Co.	78,660	4,186,285
SLM Corp.	91,400	4,836,888

		9,023,173

Diversified Financial Services (4.0%)
Bank of America Corp.	127,830	6,148,623
JPMorgan Chase & Co.	160,010	6,720,420

		12,869,043

Insurance (5.8%)
ACE Ltd.	51,300	2,595,267
American International Group, Inc.	149,480	8,826,794
Genworth Financial, Inc., Class A	106,550	3,712,202
MetLife, Inc.	65,000	3,328,650

		18,462,913

Total Financials		61,560,339

Health Care (16.2%)
Biotechnology (3.4%)
Amgen, Inc.*	87,690	5,720,019
Genzyme Corp.*	35,910	2,192,305
Gilead Sciences, Inc.*	47,330	2,800,043

		10,712,367

Health Care Equipment & Supplies (2.7%)
Boston Scientific Corp.*	86,670	1,459,523
Medtronic, Inc.^	79,480	3,729,202
Zimmer Holdings, Inc.*	59,310	3,364,063

		8,552,788

Pharmaceuticals (10.1%)
Abbott Laboratories	131,890	5,751,723
Eli Lilly & Co.	87,360	4,828,387
Johnson & Johnson	162,048	9,709,916
Roche Holding AG	26,300	4,338,963
Teva Pharmaceutical Industries Ltd. (ADR)^	66,410	2,097,892
Wyeth	125,700	5,582,337

		32,309,218

Total Health Care		51,574,373

Industrials (8.3%)
Aerospace & Defense (4.3%)
Lockheed Martin Corp.	92,880	6,663,211
United Technologies Corp.	111,290	7,058,012

		13,721,223

Air Freight & Logistics (1.0%)
FedEx Corp.	28,830	3,369,074

Industrial Conglomerates (2.3%)
3M Co.	41,670	3,365,686
Tyco International Ltd.	141,990	3,904,725

		7,270,411

Machinery (0.7%)
Caterpillar, Inc.	28,830	2,147,258

Total Industrials		26,507,966

Information Technology (16.3%)
Communications Equipment (1.8%)
Cisco Systems, Inc.*	295,008	5,761,506

Computers & Peripherals (4.4%)
Apple Computer, Inc.*	49,270	2,814,302
Dell, Inc.*	94,520	2,307,233
EMC Corp./Massachusetts*	588,250	6,453,103
SanDisk Corp.*	47,100	2,401,158

		13,975,796

Internet Software & Services (0.8%)
Yahoo!, Inc.*	75,190	2,481,270

IT Services (1.6%)
Accenture Ltd., Class A	68,070	1,927,743

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
First Data Corp.	68,300	$3,076,232

		5,003,975

Semiconductors & Semiconductor Equipment (3.2%)
Intel Corp.	211,170	4,001,671
Samsung Electronics Co., Ltd. (GDR) § (b)	14,260	4,481,205
Xilinx, Inc.	74,430	1,685,840

		10,168,716

Software (4.5%)
Adobe Systems, Inc.*	105,240	3,195,086
Amdocs Ltd.*^	85,170	3,117,222
Electronic Arts, Inc.*	71,590	3,081,234
Oracle Corp.*	355,400	5,149,746

		14,543,288

Total Information Technology		51,934,551

Materials (3.2%)
Chemicals (3.2%)
Monsanto Co.	38,890	3,274,149
Praxair, Inc.^	73,290	3,957,660
Rohm & Haas Co.	57,400	2,876,888

Total Materials		10,108,697

Telecommunication Services (1.9%)
Diversified Telecommunication Services (0.7%)
Embarq Corp.*	9,505	389,610
TELUS Corp.	45,100	1,866,696

		2,256,306

Wireless Telecommunication Services (1.2%)
Sprint Nextel Corp.	190,100	3,800,099

Total Telecommunication Services		6,056,405

Utilities (1.5%)
Electric Utilities (1.5%)
Entergy Corp.	14,500	1,025,875
Exelon Corp.	68,060	3,867,850

Total Utilities		4,893,725

Total Common Stocks (98.4%) (Cost $283,835,971)		313,955,267

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (1.2%)
AIG Funding
5.26%, 7/3/06 (p)	$3,942,000	$3,940,272

Short-Term Investments of Cash Collateral for Securities Loaned (3.7%)
Nomura Securities
5.35%, 7/3/06 (p)	11,689,898	11,689,898

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06	77,690	77,690

Total Short Term Investments (4.9%) (Cost/Amortized Cost $ 15,708,436)		15,707,860

Total Investments (103.3%) (Cost/Amortized Cost $ 299,544,407)		329,663,127
Other Assets Less Liabilities (-3.3%)		(10,664,171)

Net Assets (100%)		$318,998,956

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $4,481,205 or 1.40% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$59,731,633
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$80,278,729

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,827,436
Aggregate gross unrealized depreciation	(12,115,835)

Net unrealized appreciation	$28,711,601

Federal income tax cost of investments	$300,951,526

At June 30, 2006, the Portfolio had loaned securities with a total value of $11,511,848. This was secured by collateral of $11,689,898 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $27,767,428 of which $25,934,969 expires in 2010 and $1,832,459 expires in 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (70.0%)
Abbey National North America LLC
3.50%, 7/3/06 (p)	$70,000,000	$69,979,583
AIG Funding
3.51%, 7/3/06 (p)	70,000,000	69,979,506
Atlantis One Funding Corp.
5.23%, 8/21/06 (n)(p)	20,000,000	19,850,117
Bear Stearns Cos., Inc.
5.26%, 8/22/06 (p)	60,000,000	59,538,933
Beethoven Funding Corp.
4.03%, 7/5/06 (n)(p)	65,000,000	64,963,600
BNP Paribas Finance, Inc.
3.51%, 7/3/06 (p)	70,000,000	69,979,506
Bryant Park Funding LLC
5.25%, 8/22/06 (n)(p)	22,290,000	22,119,036
Citigroup Funding , Inc.
5.24%, 8/23/06 (p)	70,000,000	69,453,805
CRC Funding LLC
5.24%, 8/22/06 (n)(p)	70,000,000	69,464,111
Deutsche Bank Financial LLC
3.53%, 7/3/06 (p)	70,000,000	69,979,389
FCAR Owner Trust, Series I
4.03%, 7/5/06 (p)	65,000,000	64,963,600
General Electric Capital Corp.
5.22%, 8/22/06 (p)	70,000,000	69,466,133
Harrier Finance Funding US LLC
4.20%, 7/6/06 § (p)	48,000,000	47,966,400
5.22%, 8/21/06 § (p)	20,000,000	19,850,400
Intesa Funding LLC
3.51%, 7/3/06 (p)	70,000,000	69,979,506
Kredietbank N.A. Financial Corp.
4.90%, 8/2/06 (p)	50,000,000	49,776,222
Prudential Funding LLC
3.51%, 7/3/06 (p)	70,000,000	69,979,545
Sigma Finance, Inc.
5.23%, 8/22/06 § (p)	70,000,000	69,465,121
Three Pillars Funding
3.52%, 7/3/06 (n)(p)	70,000,000	69,979,467
UBS Finance Delaware LLC
3.51%, 7/3/06 (p)	70,000,000	69,979,506

Total Commercial Paper		1,186,713,486

Time Deposits (28.9%)
American Express Indonesia
5.25%, 7/3/06 (p)	75,000,000	75,000,000
Branch Banking & Trust Co.
5.27%, 7/3/06 (p)	80,000,000	80,000,000
JPMorgan Chase Nassau
4.58%, 7/3/06 (p)	14,861,766	14,861,766
Key Bank N.A.
5.28%, 7/3/06 (p)	80,000,000	80,000,000
Manufactures & Traders Trust Co.
5.27%, 7/3/06 (p)	80,000,000	80,000,000
National City Bank
5.25%, 7/3/06 (p)	80,000,000	80,000,000
State Street Bank & Trust Co.
5.25%, 7/3/06 (p)	80,000,000	80,000,000

Total Time Deposits		489,861,766

Variable Rate Securities (1.2%)
American Express Credit Corp.
5.23%, 8/3/07 (l)	3,000,000	3,000,000
Caterpillar Financial Services Corp.
5.15%, 7/10/06 (l)	6,000,000	6,000,000
General Electric Capital Corp.
5.35%, 7/17/07 (l)	3,850,000	3,850,000
International Business Machines Corp.
5.13%, 7/6/07 § (l)	2,000,000	2,000,000
Merrill Lynch & Co., Inc.
5.42%, 7/11/07 (l)	4,000,000	4,000,000
Morgan Stanley
5.23%, 7/13/07 (l)	2,250,000	2,250,000

Total Variable Rate Securities		21,100,000

Total Short-Term Investments (100.1%) (Amortized Cost $ 1,697,675,252)		1,697,675,252
Other Assets Less Liabilities (-0.1%)		(2,230,677)

Net Assets (100%)		$1,695,444,575

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $139,281,921 or 8.22% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Hotels, Restaurants & Leisure (3.0%)
McDonald’s Corp.	170,608	$5,732,429
Starbucks Corp.*	80,700	3,047,232

		8,779,661

Media (2.3%)
Omnicom Group, Inc.	74,177	6,608,429

Multiline Retail (1.9%)
Kohl’s Corp.*	96,345	5,695,916

Textiles, Apparel & Luxury Goods (2.4%)
NIKE, Inc., Class B	86,400	6,998,400

Total Consumer Discretionary		28,082,406

Consumer Staples (17.5%)
Beverages (4.8%)
PepsiCo, Inc.	231,140	13,877,646

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	76,900	4,393,297
Walgreen Co.	66,800	2,995,312

		7,388,609

Household Products (7.8%)
Colgate-Palmolive Co.	159,753	9,569,205
Procter & Gamble Co.	238,296	13,249,257

		22,818,462

Personal Products (2.4%)
Estee Lauder Cos., Inc., Class A	181,500	7,018,605

Total Consumer Staples		51,103,322

Energy (18.0%)
Energy Equipment & Services (11.8%)
Baker Hughes, Inc.	87,000	7,120,950
Halliburton Co.	174,200	12,927,382
Schlumberger Ltd.	220,352	14,347,119

		34,395,451

Oil, Gas & Consumable Fuels (6.2%)
ConocoPhillips	100,596	6,592,056
Occidental Petroleum Corp.	112,900	11,577,895

		18,169,951

Total Energy		52,565,402

Financials (5.6%)
Consumer Finance (3.2%)
American Express Co.	176,822	9,410,467

Insurance (2.4%)
American International Group, Inc.	117,800	6,956,090

Total Financials		16,366,557

Health Care (17.2%)
Biotechnology (5.7%)
Amgen, Inc.*	118,477	7,728,255
Genentech, Inc.*	109,506	8,957,591

		16,685,846

Health Care Equipment & Supplies (5.4%)
Medtronic, Inc.	146,361	6,867,258
Stryker Corp.	212,600	8,952,586

		15,819,844

Health Care Providers & Services (2.9%)
Caremark Rx, Inc.	166,329	8,294,827

Pharmaceuticals (3.2%)
Eli Lilly & Co.	170,386	9,417,234

Total Health Care		50,217,751

Industrials (12.8%)
Air Freight & Logistics (3.9%)
United Parcel Service, Inc., Class B	136,395	11,229,400

Industrial Conglomerates (8.9%)
3M Co.	157,870	12,751,160
General Electric Co.	399,831	13,178,430

		25,929,590

Total Industrials		37,158,990

Information Technology (16.6%)
Communications Equipment (4.9%)
QUALCOMM, Inc.	142,734	5,719,351
Research In Motion Ltd.*	121,300	8,463,101

		14,182,452

Computers & Peripherals (4.3%)
Apple Computer, Inc.*	74,800	4,272,576
Hewlett-Packard Co.	263,900	8,360,352

		12,632,928

Internet Software & Services (3.7%)
Google, Inc., Class A*	26,020	10,910,967

IT Services (2.7%)
Paychex, Inc.	201,494	7,854,236

Semiconductors & Semiconductor Equipment (1.0%)
Maxim Integrated Products, Inc.	90,313	2,899,950

Total Information Technology		48,480,533

Total Common Stocks (97.3%) (Cost $256,933,145)		283,974,961

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $8,815,169)	$8,815,169	8,815,169

Total Investments (100.3%) (Cost/Amortized Cost $265,748,314)		292,790,130
Other Assets Less Liabilities (-0.3%)		(825,631)

Net Assets (100%)		$291,964,499

*	Non-income producing.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$97,575,300
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$120,885,771

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,681,590
Aggregate gross unrealized depreciation	(7,135,485)

Net unrealized appreciation	$25,546,105

Federal income tax cost of investments	$267,244,025

For the six months ended June 30, 2006, the Portfolio incurred approximately $5,515 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $163,504,858, of which $9,382,903 expires in the year 2007, $50,041,773 expires in the year 2008, $52,716,882 expires in the year 2009, $40,775,337 expires in the year 2010, $10,247,355 expires in the year 2011 and $340,608 expires in the year 2012.

Included in the capital loss carryforward is $1,718,952 and $80,606,377 of losses acquired from Enterprise Balanced Portfolio and EQ/Enterprise Multi-Cap Growth Portfolio, respectively, as a result of tax-free reorganizations during the years ended 2003 and 2005, respectively. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.8%)
Asset-Backed Securities (8.0%)
AAA Trust,
Series 05-2 A1
5.423%, 11/26/35 § (l)	$44,412	$44,449
ACE Securities Corp.,
Series 05-HE6 A2A
5.433%, 10/25/35 (l)	489,079	489,172
Aegis Asset Backed Securities Trust,
Series 04-3 A2A
5.523%, 9/25/34 (l)	29,810	29,809
Amortizing Residential Collateral Trust,
Series 02-BC4 A
5.613%, 7/25/32 (l)	1,269	1,268
Argent Securities, Inc.,
Series 05-W2 A2A
5.443%, 10/25/35 (l)	95,270	95,281
Series 05-W4 A2A
5.463%, 12/25/36 (l)	631,456	631,531
Series 06-W1 A2A
5.403%, 3/25/36 (l)	322,729	322,790
Series 06-W3 A2A
5.393%, 4/25/36 (l)	260,998	261,034
Asset Backed Funding Certificates,
Series 05-HE2 A2A
5.433%, 6/25/35 (l)	284,628	284,623
Series 05-WMC1 2A2
5.433%, 6/25/35 (l)	101,889	101,887
Bear Stearns Asset Backed Securities, Inc.,
Series 02-2 A1
5.653%, 10/25/32 (l)	16,483	16,502
Series 04-BO1 1A1
5.523%, 9/25/34 (l)	136,076	136,163
Series 04-FR2 1A1
5.533%, 1/25/29 (l)	18,010	18,010
Series 05-4A
5.653%, 1/25/36 (l)	75,911	75,942
Series 06-EC1 A1
5.403%, 12/25/35 (l)	144,979	145,005
Capital One Auto Finance Trust,
Series 06-A A1
5.117%, 5/15/07	329,521	329,461
Carrington Mortgage Loan Trust,
Series 05-FRE1 A1
5.443%, 12/25/35 (l)	321,455	321,480
Centex Home Equity,
Series 06-A AV1
5.373%, 6/25/36 (l)	1,000,000	999,890
Chase Credit Card Master Trust,
Series 01-4 B
5.579%, 11/17/08 (l)	300,000	300,060
Citigroup Mortgage Loan Trust, Inc.,
Series 05-HE3 A2A
5.433%, 9/25/35 (l)	157,904	157,915
Series 06-WMC1 A2A
5.403%, 1/31/36 (l)	428,377	428,452
Countrywide Asset-Backed Certificates,
Series 05-9 2A1
5.423%, 1/25/36 (l)	153,235	153,244
Series 05-9 2A2
5.513%, 1/25/36 (l)	200,000	200,071
Series 05-SD1 A1A
5.473%, 5/25/35 § (l)	7,577	7,577
Series 06-1 AF1
5.453%, 7/25/36 (l)	273,850	273,867
Series 06-11 3AV1
5.410%, 7/25/46 † (l)	200,000	200,125
Series 06-4 2A1
5.393%, 7/25/36 (l)	190,828	190,871
Series 06-6 2A1
5.393%, 9/25/36 (l)	461,087	461,078
Series 06-8 2A1
5.371%, 1/25/36 † (l)	600,000	600,752
FBR Securitization Trust,
Series 05-3 AV21
5.433%, 10/25/35 (l)	1,010,209	1,010,382
Series 05-4 AV21
5.443%, 10/25/35 (l)	109,565	109,572
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FF1 2A1
5.413%, 1/25/36 (l)	625,714	625,872
First NLC Trust,
Series 05-3 AV1
5.433%, 12/25/35 (l)	238,543	238,564
Ford Credit Auto Owner Trust,
Series 05-C A2
4.240%, 3/15/08	126,296	125,710
Fremont Home Loan Owner Trust,
Series 05-E2A1
5.413%, 1/25/36 (l)	564,149	564,257
GSAMP Trust,
Series 05-WMC2 A2A
5.433%, 11/25/35 (l)	458,955	459,018
Home Equity Asset Trust,
Series 05-8 2A 1
5.433%, 2/25/36 (l)	141,842	141,882
Series 06-2 2A1
5.403%, 5/25/36 § (l)	173,667	173,598
HSI Asset Securitization Corp. Trust,
Series 06-OPT1 2A1
5.403%, 12/25/35(l)	173,172	173,206
Indymac Residential Asset Backed Trust,
Series 06-A A1
5.413%, 3/25/36 (l)	584,779	584,849
Series 05-D AII1
5.423%, 3/25/36 (l)	228,100	228,135
JP Morgan Mortgage Acquisition Corp.,
Series 06-FRE 1 A2
5.393%, 5/25/35 (l)	330,829	330,905
Long Beach Mortgage Loan Trust,
Series 04-6 1A1
5.523%, 11/25/34 (l)	162,534	162,640
Series 06-1 2A1
5.403%, 2/25/36 (l)	157,167	157,195
Series 06-2 2A1
5.393%, 3/25/36 (l)	80,670	80,685
Series 06-3 2A1
5.383%, 4/25/36 (l)	92,237	92,250
MASTR Asset Backed Securities Trust,
Series 06-NC1 A1
5.403%, 1/25/36 (l)	412,437	412,548
Merrill Lynch Mortgage Investors, Inc.,
Series 05-AR1 A3A1
5.423%, 6/25/36 (l)	48,985	48,984
Series 05-AR1 A3A2
5.480%, 6/25/36 (l)	500,000	499,762
Series 06-AHL1 A2A
5.400%, 5/25/37 † (l)	300,000	300,282
Series 06-WMC1 A2A
5.403%, 1/25/37 (l)	166,195	166,203
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
5.663%, 8/25/33 (l)	4,504	4,504

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Series 06-WMC2 A2A
5.381%, 6/25/36 (l)	$1,200,000	$1,199,813
Nelnet Student Loan Trust,
Series 04-3 A3
5.190%, 7/25/16 (l)	200,000	200,318
Series 04-4 A3
5.190%, 10/25/16 (l)	300,000	300,025
New Century Home Equity Loan Trust,
Series 05-4 A2A
5.433%, 9/25/35 (l)	84,425	84,434
Series 05-B A2A
5.443%, 10/25/35 (l)	59,507	59,515
Newcastle Mortgage Securities Trust,
Series 06-1 A1
5.393%, 3/25/36 (l)	173,837	173,862
Nomura Asset Acceptance Corp.,
Series 06-S1 A1
5.463%, 1/25/36 § (l)	161,604	161,623
Option One Mortgage Loan Trust,
Series 05-4 A2
5.423%, 11/25/35 (l)	196,097	196,131
Park Place Securities, Inc.,
Series 04-WWF1 A1A
5.493%, 12/25/34 (l)	17,941	17,941
Quest Trust,
Series 04-X2 A1
5.883%, 6/25/34 § (l)	19,895	19,958
Residential Asset Mortgage Products, Inc.,
Series 06-NC1 A1
5.403%, 1/25/36 (l)	238,725	238,767
Residential Asset Securities Corp.,
Series 05-AHL2 A1
5.423%, 10/25/35 (l)	376,871	376,943
Series 05-EMX1 AI1
5.423%, 3/25/35 (l)	18,366	18,368
Series 06-EMX4 A1
5.363%, 6/25/36 (l)	495,908	495,831
Series 06-KS4 A1
5.131%, 6/25/36 (l)	794,895	794,880
Residential Funding Mortgage
Securities II, Inc.,
Series 05-HI3 A1
5.463%, 9/25/35 (l)	376,801	376,860
SACO I Trust,
Series 05-9 A2
5.433%, 12/25/35 (l)	248,467	248,470
Securitized Asset Backed Receivables LLC Trust,
Series 06-OP1 A2A
5.393%, 10/25/35 (l)	136,428	136,465
SLM Student Loan Trust,
Series 04-4 A3
5.190%, 10/25/13 (l)	155,250	155,547
Series 05-9 A1
5.070%, 1/25/13 (l)	227,944	227,873
Soundview Home Equity Loan Trust,
Series 05-B A1
5.433%, 5/25/35 (l)	540,750	540,740
Series 06-1 A1
5.393%, 2/25/36 (l)	76,933	76,953
Series 06-OPT1 2A1
5.393%, 3/25/36 (l)	158,179	158,209
Series 06-OPT5 2A1
5.298%, 7/25/36 (l)	900,000	899,719
Structured Asset Investment Loan Trust,
Series 05-6 A7
5.413%, 7/25/35 (l)	77,783	77,796
Structured Asset Securities Corp.,
Series 02-HF1 A
5.613%, 1/25/33 (l)	2,155	2,167
Series 05-7XS 2A1A
4.900%, 4/25/35 (l)	284,628	273,077
Series 05-S7 A1
5.453%, 12/25/35 § (l)	464,374	464,415
Susquehanna Auto Lease Trust,
Series 06-1 A1
4.991%, 4/16/07 † §	119,156	119,493
USAA Auto Owner Trust,
Series 06-1 A2
5.030%, 11/17/08	200,000	199,439
Wachovia Auto Owner Trust,
Series 05-B A2
4.820%, 2/20/09	1,800,000	1,793,500
Wachovia Mortgage Loan Trust LLC,
Series 05-WMC1 A1
5.433%, 10/25/35 (l)	148,651	148,671

		24,207,115

Non-Agency CMO (2.8%)
Banc of America Funding Corp.,
Series 06-A 1A1
4.622%, 2/20/36 (l)	763,642	741,763
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.784%, 6/25/31 (l)	1,348	1,368
Series 03-8 1A1
4.203%, 1/25/34 (l)	102,694	102,110
Series 03-8 2A1
4.812%, 1/25/34 (l)	32,699	32,062
Series 03-8 4A1
4.663%, 1/25/34 (l)	70,443	69,319
Citigroup Mortgage Loan Trust, Inc.,
Series 05-11 A1A
4.900%, 12/25/35 (l)	92,416	90,741
Series 05-11 A2A
4.700%, 12/25/35 (l)	951,327	923,174
Countrywide Alternative Loan Trust,
Series 03-J1 4A1
6.000%, 10/25/32	8,633	8,378
Series 06-OA8 2A1
5.393%, 7/25/46 † (l)	297,471	296,776
Countrywide Home Loan
Mortgage Pass-Through Trust,
Series 02-30 M
3.863%, 10/19/32 (l)	42,066	41,856
Series 03-HYB3 7A1
3.795%, 11/19/33 (l)	83,029	79,347
Series 04-7 5A2
5.593%, 5/25/34 (l)	5,643	5,633
Series 05-R2 1AF1
5.663%, 6/25/35 § (l)	80,862	80,780
CS First Boston Mortgage Securities Corp.,
Series 02-P1A A
5.020%, 3/25/32 † § (l)	9,740	9,816
Series 02-P3A A1
5.873%, 8/25/33 † § (l)	33,645	33,666
Series 05-C6 A1
4.938%, 12/15/40	188,050	185,062
First Horizon Alternative Mortgage Securities,
Series 04-AA1 A1
4.744%, 6/25/34 (l)	169,509	166,096

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
First Horizon Asset Securities Inc.,
Series 00-H 1A
7.000%, 9/25/30		$300	$299
GGP Mall Properties Trust,
Series 01-C1A A2
5.007%, 11/15/11 §		286,210	285,621
Greenpoint Mortgage Funding Trust,
Series 05-AR5 1A1
5.593%, 11/25/45 (l)		208,226	208,538
Harborview Mortgage Loan Trust,
Series 06-1 2A1A
5.492%, 3/19/37 (l)		296,656	296,981
Lehman XS Trust,
Series 06-10N 1A1A
5.403%, 7/25/46 † (l)		400,000	400,627
Series 06-4N A1A
5.403%, 4/25/46 (l)		663,295	663,393
MASTR Adjustable Rate Mortgages Trust,
Series 04-13 3A7
3.786%, 11/21/34 (l)		100,000	94,110
Mellon Residential Funding Corp.,
Series 00-TBC3 A1
5.639%, 12/15/30 (l)		93,286	93,588
Series 01-TBC1 A1
5.549%, 11/15/31 (l)		376,836	377,313
Sequoia Mortgage Trust,
Series 10 2A1
5.647%, 10/20/27 (l)		84,750	84,850
Structured Adjustable Rate Mortgage Loan Trust,
Series 04-1 4A2
4.580%, 2/25/34 (l)		196,696	192,579
Series 04-19 2A1
5.682%, 1/25/35 † (l)		191,776	193,609
Structured Asset Mortgage Investments, Inc.,
Series 06-AR4 2A1
5.540%, 5/25/35 † (l)		100,000	100,298
Washington Mutual, Inc.,
Series 02-AR10 A6
4.816%, 10/25/32 (l)		6,519	6,452
Series 02-AR2 A
5.009%, 2/27/34 (l)		21,287	21,004
Series 03-R1 A1
5.593%, 12/25/27 (l)		711,081	710,728
Series 05-AR11 A1B1
5.613%, 8/25/45 (l)		142,594	143,024
Series 05-AR13 A1A1
5.613%, 10/25/45 (l)		933,015	938,459
Series 05-AR15 A1A1
5.583%, 11/25/45 (l)		187,779	188,274
Series 06-AR7 3A
5.259%, 7/25/46 † (l)		600,000	599,441

			8,467,135

Total Asset-Backed and Mortgage-Backed Securities			32,674,250

Consumer Discretionary (0.8%)
Automobiles (0.6%)
DaimlerChrysler N.A. Holding Corp.
5.486%, 3/7/07 (l)		300,000	300,052
5.780%, 9/10/07 (l)		102,000	102,298
Ford Motor Credit Co.
6.374%, 3/21/07		700,000	697,495
5.800%, 1/12/09		700,000	639,498

			1,739,343

Hotels, Restaurants & Leisure (0.0%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		50,000	52,187

Media (0.2%)
CSC Holdings, Inc.
7.875%, 12/15/07		600,000	607,500

Total Consumer Discretionary			2,399,030

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
El Paso Corp.
7.750%, 1/15/32		25,000	24,344
El Paso Natural Gas Co.
8.375%, 6/15/32		50,000	53,181
El Paso Production Holding Co.
7.750%, 6/1/13		60,000	60,450
Pemex Project Funding Master Trust
8.000%, 11/15/11		50,000	52,850
8.625%, 2/1/22		25,000	27,950
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §		34,874	33,478
Sonat, Inc.
7.625%, 7/15/11		35,000	35,350
Tennessee Gas Pipeline Co.
8.375%, 6/15/32		150,000	160,419

Total Energy			448,022

Financials (1.7%)
Commercial Banks (1.1%)
Charter One Bank N.A.
5.158%, 4/24/09 (l)		2,100,000	2,099,517
HSBC Capital Funding LP
10.176%, 12/29/49 § (l)		100,000	136,670
HSBC Holdings plc
5.375%, 12/20/12	EUR	120,000	161,848
Rabobank Capital Funding II
5.260%, 12/29/49 § (l)		$100,000	93,827
Rabobank Capital Funding Trust III
5.254%, 12/29/49 § (l)		120,000	109,931
Rabobank Nederland
5.088%, 1/15/09 § (l)		200,000	199,947
Wachovia Bank N.A.
5.308%, 12/2/10 (l)		600,000	599,799

			3,401,539

Diversified Financial Services (0.6%)
Atlantic & Western Reinsurance Ltd.
11.508%, 1/9/07 § (l)		500,000	491,710
11.758%, 1/9/09 § (l)		300,000	282,255
Citigroup, Inc.
5.199%, 5/2/08 (l)		200,000	200,128
5.166%, 1/30/09 (l)		200,000	199,956
Eircom Funding
8.250%, 8/15/13		60,000	63,600
General Electric Capital Corp.
5.340%, 12/12/08 (l)		200,000	200,043
Petroleum Export Ltd.
5.265%, 6/15/11 §		95,630	92,692
Racers, Series 97-R-8-3
5.470%, 8/15/07 † § (b) (l)		200,000	199,089

			1,729,473

Total Financials			5,131,012

Government Securities (106.4%)
Agency ABS (0.0%)
Federal Home Loan Mortgage Corp.
5.583%, 8/25/31 (l)		31,569	31,713

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Agency CMO (1.1%)
Federal Home Loan Mortgage Corp.
5.000%, 6/15/13		$4,873	$4,864
4.000%, 3/15/23		100,000	98,266
4.000%, 10/15/23		169,765	165,541
6.500%, 3/15/29		245	244
6.500%, 4/15/29		82,958	84,031
5.549%, 12/15/29 (l)		11,321	11,363
5.549%, 12/15/30 (l)		119,547	119,783
6.500%, 7/25/43		25,572	25,780
5.211%, 10/25/44 (l)		64,423	64,827
5.211%, 2/25/45 (l)		1,087,165	1,078,726
Federal National Mortgage Association
3.000%, 8/25/09		17,774	17,697
4.500%, 10/25/22		46,191	45,980
4.681%, 5/25/35 (l)		600,000	580,987
5.673%, 5/25/42 (l)		96,005	96,237
5.950%, 2/25/44		400,000	396,257
Small Business Administration Participation Certificates
5.130%, 9/1/23		42,333	40,854
4.340%, 3/1/24		258,389	236,048
4.625%, 2/1/25		283,576	262,923

			3,330,408

Foreign Governments (0.8%)
Export-Import Bank of China
5.250%, 7/29/14 §		150,000	143,447
Government of France
4.000%, 4/25/55	EUR	200,000	238,928
Hong Kong Government International Bond
5.130%, 8/1/14 §		250,000	238,942
Kingdom of Spain
3.100%, 9/20/06	JPY	13,000,000	114,388
4.200%, 1/31/37	EUR	100,000	124,374
Republic of Ecuador
9.000%, 8/15/30 (b)(e)(m).		$600,000	576,000
Republic of Italy
3.800%, 3/27/08	JPY	64,000,000	588,436
Republic of Panama
9.625%, 2/8/11		$75,000	83,569
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	64,700
6.500%, 6/2/14		$100,000	99,750
Ukraine Government International Bond
11.000%, 3/15/07 (b)(m)		46,673	47,536
United Mexican States
8.300%, 8/15/31		88,000	101,640
6.750%, 9/27/34		100,000	97,250

			2,518,960

Municipal Bonds (0.2%)
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		40,000	44,734
7.900%, 6/1/42		25,000	29,963
New York City Municipal Water Finance Authority
5.000%, 6/15/35		160,000	162,054
4.750%, 6/15/38		100,000	97,430
Tobacco Settlement Financing Corp./ New Jersey
6.375%, 6/1/32		95,000	102,883
6.000%, 6/1/37		70,000	73,631

			510,695

U.S. Government Agencies (5.9%)
Federal Home Loan Mortgage Corp.
6.057%, 11/1/23 (l)		30,118	30,703
4.555%, 1/1/34 (l)		181,491	177,649
Federal National Mortgage Association
5.000%, 1/1/17		58,129	56,118
5.000%, 2/1/18		325,422	314,116
5.000%, 8/1/18		347,546	335,471
5.000%, 9/1/18		180,104	173,846
5.000%, 10/1/18		138,041	133,245
5.000%, 8/1/19		41,420	39,953
5.500%, 7/1/34		390,115	375,701
4.192%, 11/1/34 (l)		993,884	974,417
4.716%, 1/1/35 (l)		141,165	138,687
4.606%, 7/1/35 (l)		1,044,987	1,030,275
5.500%, 9/1/35		183,936	176,794
5.211%, 3/1/44 (l)		2,472,837	2,483,758
5.211%, 10/1/44 (l)		128,687	129,240
5.000%, 7/25/36 TBA		1,000,000	934,688
5.500%, 7/25/36 TBA		10,300,000	9,891,214
Government National Mortgage Association
6.000%, 8/15/32		179,407	178,233
6.000%, 2/15/33		95,720	95,080
6.000%, 2/15/33		117,660	116,874
6.000%, 10/15/33		23,977	23,817
6.000%, 1/15/34		75,582	75,059
Small Business Administration
4.504%, 2/1/14		126,365	118,955

			18,003,893

U.S. Treasuries (98.4%)
U.S. Treasury Bonds
4.500%, 2/15/36		1,000,000	896,641
Inflation Indexed
2.375%, 1/15/25		34,081,403	33,170,782
2.000%, 1/15/26		8,971,160	8,213,519
3.625%, 4/15/28		22,017,776	26,126,337
3.875%, 4/15/29		7,508,002	9,289,981
U.S. Treasury Notes
4.500%, 2/28/11		200,000	195,016
4.500%, 11/15/15		400,000	381,000
Inflation Indexed
3.375%, 1/15/07		127,690	128,024
3.625%, 1/15/08		14,776,550	15,030,529
3.875%, 1/15/09		11,472,294	11,882,784
4.250%, 1/15/10		15,090,748	16,031,565
0.875%, 4/15/10		30,328,076	28,609,081
3.500%, 1/15/11		20,112,288	21,036,991
2.375%, 4/15/11		815,528	812,311
3.000%, 7/15/12		28,246,285	29,087,064
1.875%, 7/15/13		110,168	105,834
2.000%, 1/15/14		1,204,566	1,162,688
2.000%, 7/15/14		24,796,233	23,878,971
1.875%, 7/15/15		48,059,550	45,602,121
2.000%, 1/15/16		28,238,765	26,966,919

			298,608,158

Total Government Securities			323,003,827

Industrials (0.0%)
Airlines (0.0%)
United Air Lines, Inc.,
Series 01-1
6.602%, 9/1/13		39,608	39,749

Total Industrials			39,749

Materials (0.1%)
Chemicals (0.1%)
Nalco Co.
8.875%, 11/15/13		200,000	201,500

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Containers & Packaging (0.0%)
Packaging Corp. of America
4.375%, 8/1/08		$143,000	$138,872

Total Materials			340,372

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Deutsche Telekom International Finance BV
8.125%, 5/29/12	EUR	76,000	114,357
France Telecom S.A.
6.750%, 3/14/08 (b)(m)		139,000	185,935

			300,292

Wireless Telecommunication Services (0.0%)
American Cellular Corp., Series B
10.000%, 8/1/11		$60,000	63,150
Nextel Communications, Inc., Series D
7.375%, 8/1/15		60,000	61,072

			124,222

Total Telecommunication Services			424,514

Utilities (0.1%)
Electric Utilities (0.1%)
Nevada Power Co., Series L
5.875%, 1/15/15		150,000	142,253
NiSource Finance Corp.
5.344%, 11/23/09 (l)		100,000	100,110

Total Utilities			242,363

Total Long-Term Debt Securities (120.1%) (Cost $363,033,624)			364,703,139

SHORT-TERM INVESTMENTS:
Commercial Paper (44.5%)
Bank of Ireland
5.15%, 8/17/06 §(p)		7,900,000	7,846,166
Barclays U.S. Funding Corp.
4.77%, 7/5/06 (p)		2,000,000	1,998,677
5.03%, 8/16/06 (p)		3,500,000	3,477,186
5.25%, 8/22/06 (p)		3,100,000	3,076,217
Calyon North America, Inc.
5.26%, 8/3/06 (p)		8,100,000	8,059,991
CBA (Delaware) Finance, Inc.
5.05%, 7/7/06 (p)		8,100,000	8,092,046
Danske Corp.
5.29%, 7/17/06 (n)(p)		1,200,000	1,197,008
4.89%, 7/20/06 (n)(p)		5,700,000	5,684,563
4.75%, 7/26/06 (p)		2,100,000	2,092,821
Dexia Delaware LLC
4.99%, 7/25/06 (p)		1,700,000	1,694,134
5.07%, 8/7/06 (p)		7,100,000	7,062,184
DnB NOR Bank ASA
4.99%, 7/17/06 (p)		600,000	598,590
Fortis Funding
5.18%, 7/10/06 § (p)		8,100,000	8,088,356
General Electric Capital Corp.
5.34%, 8/16/06 (p)		6,100,000	6,060,238
HBOS Treasury Services
4.75%, 7/26/06 (p)		1,000,000	996,582
5.25%, 8/25/06 (p)		300,000	297,568
Ixis Commercial Paper
5.23%, 8/11/06 § (p)		8,100,000	8,050,860
Rabobank USA Finance Corp.
5.25%, 7/3/06 (p)		8,300,000	8,296,369
Skandinaviska Enskilda Banken
4.92%, 7/20/06 § (p)		4,900,000	4,886,650
Societe Generale North America, Inc.
5.27%, 7/3/06 (p)		100,000	99,956
5.27%, 8/8/06 (p)		5,600,000	5,568,180
5.08%, 8/23/06 (p)		1,800,000	1,786,392
5.16%, 8/24/06 (p)		1,600,000	1,587,478
Spintab AB
4.96%, 7/7/06 (p)		2,500,000	2,497,590
Svenska Handelsbanken, Inc./New York, Series S
4.85%, 7/6/06 (p)		7,300,000	7,294,105
Time Warner Entertainment, Inc.
5.45%, 9/18/06 § (p)		2,800,000	2,766,512
Total Capital S.A.
5.27%, 7/3/06 (n)(p)		8,300,000	8,296,355
UBS Finance Delaware LLC
5.27%, 7/3/06 (p)		200,000	199,912
4.96%, 7/10/06 (p)		4,000,000	3,994,492
5.25%, 8/8/06 (p)		3,300,000	3,281,321
5.25%, 8/22/06 (p)		600,000	595,397
5.24%, 9/22/06 (p)		1,000,000	987,920
Westpac Banking Corp.
4.86%, 8/2/06 (n)(p)		2,700,000	2,687,993
5.11%, 9/1/06 (n)(p)		5,100,000	5,054,763
Westpac Trust Securities Ltd.
4.89%, 7/20/06 (n)(p)		900,000	897,563

Total Commercial Paper			135,152,135

Government Securities (35.6%)
Belgium Treasury Bills
2.45%, 7/13/06 (p)	EUR	350,000	447,133
Federal Home Loan Bank
4.95%, 7/3/06 (o)(p)		$500,000	499,794
5.12%, 7/12/06 (o)(p)		4,100,000	4,093,016
5.15%, 7/14/06 (o)(p)		2,600,000	2,594,803
5.20%, 7/26/06 (o)(p)		17,700,000	17,633,782
Federal Home Loan Mortgage Corp.
4.96%, 7/18/06 (o)(p)		8,400,000	8,379,551
4.97%, 8/1/06 (o)(p)		15,000,000	14,934,036
4.98%, 8/8/06 (o)(p)		8,200,000	8,155,962
Federal National Mortgage Association
8.88%, 7/17/06 (o)(p)		9,000,000	8,979,307
4.80%, 7/19/06 (o)(p)		4,200,000	4,189,567
French Treasury Bills
2.48%, 7/20/06 (p)	EUR	2,680,000	3,422,063
2.36%, 9/28/06 (p)		10,780,000	13,772,097
2.74%, 9/28/06 (p)		14,820,000	18,820,736
2.79%, 10/12/06 (p)		380,000	482,000
German Treasury Bills
2.47%, 8/16/06 (p)		20,000	25,491
2.76%, 10/18/06 (p)		920,000	1,166,535
U.S. Treasury Bills
4.60%, 9/14/06 # (a)(o)(p)		$470,000	465,483

Total Government Securities			108,061,356

Time Deposit (1.2%)
JPMorgan Chase Nassau
4.58%, 7/3/06		3,461,604	3,461,604

Total Short-Term Investments (81.3%) (Cost/Amortized Cost $245,238,774)			246,675,095

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
U.S. 5 Year Treasury Notes Futures September 2006 @ $ 108.00*		146	2,281

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Contracts	Value (Note 1)
U.S. Treasury Bond Futures
September 2006 @ $118.00*	116	1,813
September 2006 @ $119.00*	99	1,547

		5,641

Put Options Purchased (0.0%)
U.S. 10 Year Treasury Note Futures
September 2006 @ $99.00*	341	5,328
September 2006 @ $100.00*	179	2,797
U.S. Treasury Bond Futures
July 2006 @ $84.00*	26,000,000	—
July 2006 @ $89.00*	20,000,000	—
July 2006 @ $114.00*	3,300,000	7,184
September 2006 @ $68.00*	48,000,000	—
90 Day EURO Futures
August 2006 @ $101.00*	405	2,531
August 2006 @ $101.00*	15	94

		17,934

Total Options Purchased (0.0%) (Cost $77,300)		23,575

Total Investments before Options Written (201.4%) (Cost/Amortized Cost $608,349,698)		611,401,809

OPTIONS WRITTEN:
Call Options Written (-0.0%)
U.S. 10 Year Treasury Notes
September 2006 @ $107.00*	(136)	(12,750)
U.S. 10 Year Treasury Notes
September 2006 @ $108.00*	(233)	(7,281)

		(20,031)

Put Options Written (-0.0%)
U.S. 10 Year Treasury Notes
September 2006 @ $103.00*	(369)	(51,891)
U.S. Treasury Bonds
July 2006 @ $104.00*	(2,500,000)	—
July 2006 @ $106.50*	(2,000,000)	—
July 2006 @ $106.50*	(1,400,000)	—

		(51,891)

Total Options Written (-0.0%) (Premiums Received $137,840)		(71,922)

Total Investments (201.4%) (Cost/Amortized Cost $608,211,858)		611,329,887
Other Assets Less Liabilities (-101.4%)		(307,816,732)

Net Assets (100%)		$303,513,155

*	Non-income producing.

†	Securities (totaling $3,053,974 or 1.01% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $35,061,528 or 11.55% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

ABS — Asset Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

JPY — Japanese Yen

TBA — Security is subject to delayed delivery.

At June 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/06	Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Notes	214	September-06	$22,576,984	$22,439,906	$(137,078)
EURODollar	105	June-07	24,937,500	24,803,625	(133,875)
EURODollar	105	September-07	24,940,125	24,814,125	(126,000)
EURODollar	105	December-07	24,938,813	24,818,063	(120,750)
EURODollar	105	March-08	24,937,500	24,819,375	(118,125)

					$(635,828)

Sales
U.S. Treasury Bonds	(265)	September-06	$(28,402,891)	$(28,263,906)	$138,984
EURO-BUND	(6)	September-06	(888,030)	(884,724)	3,307

					$142,291

					$(493,537)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

At June 30, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 7/31/06	2,272	$2,848,174	$2,910,606	$62,432
Japanese Yen, expiring 8/15/06	631,448	5,715,030	5,558,010	(157,020)

				$(94,588)

Foreign Currency Sell Contracts
European Union, expiring 7/31/06	908	$1,154,968	$1,163,218	$(8,250)
European Union, expiring 8/31/06	29,651	37,436,167	38,062,989	(626,822)

				$(635,072)

				$(729,660)

Options written for the six months ended June 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	52	$10,800
Options Written	5,900,818	154,058
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(132)	(27,018)
Options Exercised	—	—

Options Outstanding—June 30, 2006	5,900,738	$137,840

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$72,824,511
U.S. Government securities	1,938,884,679

$2,011,709,190

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$56,379,101
U.S. Government securities	1,848,007,679

$1,904,386,780

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,220,708
Aggregate gross unrealized depreciation	(3,429,353)

Net unrealized depreciation	$(1,208,645)

Federal income tax cost of investments	$612,610,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (31.4%)
Asset-Backed Securities (25.4%)
Advanta Business Card Master Trust,
Series 05-A3 A3
4.700%, 10/20/11	$15,000,000	$14,707,035
AmeriCredit Automobile Receivables Trust,
Series 05-DA A3
4.870%, 10/6/10	14,350,000	14,184,369
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	63,264	63,023
Asset Backed Funding Certificates,
Series 01-1 M1
6.863%, 5/20/32	213,150	212,492
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 §	51,943	51,862
MBNA Credit Card Master Note Trust,
Series 02-B1 B1
5.150%, 7/15/09	3,605,000	3,593,946
Series 05-A7 A7
4.300%, 2/15/11	23,700,000	23,116,629
Capital Auto Receivables Asset Trust,
Series 02-2C
4.160%, 1/15/10	3,665,000	3,545,731
Capital One Master Trust,
Series 98-1 A
6.310%, 6/15/11	24,000,000	24,313,130
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
7.749%, 3/15/11 (l)	250,000	259,557
Carmax Auto Owner Trust,
Series 05-2 A3
4.210%, 1/15/10	10,400,000	10,218,293
Series 06-1 A3
5.330%, 9/15/10	13,850,000	13,793,618
Centex Home Equity,
Series 04-D MV3
6.323%, 9/25/34 (l)	250,000	252,648
Chase Manhattan Auto Owner Trust,
Series 05-B A3
4.840%, 7/15/09	22,000,000	21,820,115
CIT Equipment Collateral,
Series 05-EF1 A3
4.420%, 5/20/09	7,000,000	6,909,121
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
6.050%, 12/15/09 (l)	250,000	252,998
Series 05-C5 C5
4.950%, 10/25/10	15,400,000	15,103,028
Citibank Credit Card Issuance Trust,
Series 03-A3 A3
3.100%, 3/10/10	11,375,000	10,922,298
Series 05-B1 B1
4.400%, 9/15/10	17,750,000	17,265,768
CNH Equipment Trust,
Series 06-A A3
5.200%, 8/15/10	17,300,000	17,187,285
Daimler Chrysler Auto Trust,
Series 06-B A3
5.330%, 8/8/10	13,500,000	13,451,470
Dillard Credit Card Master Trust,
Series 02-2 A
3.800%, 9/15/10	5,000,000	4,985,346
Discover Card Master Trust I,
Series 03-2 B
3.850%, 8/15/10	15,000,000	14,555,704
DVI Receivables Corp.,
Series 03-1 D1
7.120%, 3/14/11†(l)	160,268	—
Ford Credit Auto Owner Trust,
Series 05-C A3
4.300%, 8/15/09	12,500,000	12,279,502
GCO Slims Trust,
Series 06-1A Note
5.720%, 3/1/22 § (b)	9,792,000	9,553,320
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	24,000,000	23,870,688
Honda Auto Receivables Owner Trust,
Series 03-3 A4
2.770%, 11/21/08	7,564,736	7,419,582
Household Automotive Trust,
Series 03-1 A4
2.220%, 11/17/09	11,854,121	11,630,184
Series 05-2 A3
4.370%, 5/17/10	6,500,000	6,394,041
John Deere Owner Trust,
Series 04-A A4
3.020%, 3/15/11	17,985,000	17,471,206
Lehman ABS Manufactured Housing Contract,
Series 02-A A
5.649%, 6/15/33 (l)	66,845	66,820
Long Beach Auto Receivables Trust,
Series 05-A A3
4.080%, 6/15/10	17,800,000	17,568,274
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
6.823%, 5/25/34 (l)	200,000	199,995
Nissan Auto Lease Trust,
Series 05-A A3
4.700%, 10/15/08	14,000,000	13,863,175
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	9,650,000	9,588,915
Onyx Acceptance Grantor Trust,
Series 05-B A3
4.180%, 3/15/10	5,000,000	4,923,381
Triad Auto Receivables Owner Trust,
Series 04-A A4
2.500%, 9/13/10	10,000,000	9,721,307
USAA Auto Owner Trust,
Series 06-1 A3
5.010%, 9/15/10	10,500,000	10,410,535
WFS Financial Owner Trust,
Series 04-1 A4
2.810%, 8/22/11	15,000,000	14,619,825
Series 05-3 B
4.500%, 5/17/13	5,000,000	4,859,485

		405,205,701

Non-Agency (6.0%)
Bank of America Mortgage Securities,
Series 03-I 1A1
3.328%, 10/25/33 (l)	197,544	199,368
Series 04-A 1A1
3.456%, 2/25/34 (l)	127,417	127,237
Bear Stearns Commercial Mortgage Securities,
Series 04-T16 A2
3.700%, 2/13/46	9,710,000	9,357,954
CF First Boston Mortgage Securities Corp.,
Series 03-C3 A2
2.843%, 5/15/38	10,990,000	10,469,541

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.,
Series 04-C1 A2
3.516%, 1/15/37	$9,680,000	$9,265,170
GMAC Commercial Mortgage Securities, Inc.,
Series 06-C1 A1
4.975%, 11/10/45	8,280,245	8,144,262
Greenwich Capital Commercial Funding Corp.,
Series 02-C1 A1
3.357%, 1/11/13	9,738,926	9,488,835
GS Mortgage Securities Corp. II,
Series 05-GG4 A1P
5.285%, 7/10/39	9,099,887	9,026,576
LB-UBS Commercial Mortgage Trust,
Series 01-C3 A1
6.058%, 6/15/20	3,965,302	3,996,081
Morgan Stanley Capital I,
Series MSC 06-T21 A1
4.925%, 10/12/52	6,517,200	6,382,337
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	11,500,000	11,657,591
Washington Mutual, Inc.,
Series 03-AR10 A4
4.065%, 10/25/33 (l)	4,071,344	4,022,263
Washington Mutual, Inc.,
Series 03-AR5 A6
3.695%, 6/25/33 (l)	15,000,000	14,392,979

		96,530,194

Total Asset-Backed and Mortgage-Backed Securities		501,735,895

Consumer Discretionary (2.0%)
Automobiles (0.4%)
DaimlerChrysler NA Holding Corp.
4.050%, 6/4/08	6,300,000	6,091,199

Hotels, Restaurants & Leisure (0.6%)
Yum! Brands, Inc.
7.650%, 5/15/08	9,200,000	9,481,318

Media (1.0%)
Comcast Cable Communications Holdings, Inc.
8.375%, 5/1/07	6,500,000	6,636,786
Cox Enterprises, Inc.
4.375%, 5/1/08 § (b)	9,270,000	8,972,173

		15,608,959

Total Consumer Discretionary		31,181,476

Consumer Staples (2.1%)
Beverages (1.4%)
Diageo Capital plc
3.500%, 11/19/07	11,300,000	10,964,130
PepsiCo, Inc.
3.200%, 5/15/07	11,750,000	11,511,499

		22,475,629

Food & Staples Retailing (0.2%)
Safeway, Inc.
4.800%, 7/16/07	3,000,000	2,965,797

Food Products (0.5%)
Bunge Ltd. Finance Corp.
4.375%, 12/15/08	8,000,000	7,717,408

Total Consumer Staples		33,158,834

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	9,525,000	9,072,239
Norsk Hydro ASA
6.360%, 1/15/09	$9,275,000	$9,427,546
Ocean Energy, Inc.
4.375%, 10/1/07	8,700,000	8,558,903
Valero Energy Corp.
3.500%, 4/1/09	8,800,000	8,285,587

Total Energy		35,344,275

Financials (16.2%)
Capital Markets (0.7%)
Goldman Sachs Group, Inc.
3.875%, 1/15/09	12,600,000	12,071,745

Commercial Banks (3.8%)
Bank One NA/Illinois
3.700%, 1/15/08	14,250,000	13,849,561
First Union National Bank
5.800%, 12/1/08	8,250,000	8,297,132
Marshall & Ilsley Bank
3.800%, 2/8/08	11,200,000	10,878,258
RBS Capital Trust IV
6.299%, 9/29/49 (l)	6,400,000	6,378,509
U.S. Bancorp
3.125%, 3/15/08	15,000,000	14,407,500
Wells Fargo & Co.
3.500%, 4/4/08	7,750,000	7,474,092

		61,285,052

Consumer Finance (2.1%)
Capital One Bank
5.000%, 6/15/09	10,712,000	10,492,350
HSBC Finance Corp.
5.875%, 2/1/09	11,650,000	11,721,624
John Deere Capital Corp.
4.375%, 3/14/08	11,800,000	11,555,115

		33,769,089

Diversified Financial Services (4.1%)
Bank of America Corp.
3.875%, 1/15/08	11,200,000	10,921,646
Caterpillar Financial Services Corp.
3.800%, 2/8/08	9,630,000	9,362,825
CIT Group, Inc.
5.500%, 11/30/07	12,175,000	12,134,762
Citigroup, Inc.
4.200%, 12/20/07	11,900,000	11,664,928
General Electric Capital Corp.
3.450%, 7/16/07	8,500,000	8,316,230
Toyota Motor Credit Corp.
4.400%, 10/1/08	14,000,000	13,656,328

		66,056,719

Insurance (1.7%)
American International Group, Inc.
2.875%, 5/15/08	13,300,000	12,674,342
Protective Life Secured Trust
3.700%, 11/24/08	9,650,000	9,229,038
RenaissanceReinsurance Holdings Ltd.
7.000%, 7/15/08	4,700,000	4,776,563

		26,679,943

Real Estate (0.6%)
EOP Operating LP
6.800%, 1/15/09	8,800,000	8,986,146

Real Estate Investment Trusts (REIT) (2.6%)
Duke Realty LP (REIT)
6.800%, 2/12/09	7,720,000	7,882,359
iStar Financial, Inc. (REIT)
4.875%, 1/15/09	9,000,000	8,763,993

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Kimco Realty Corp. (REIT)
3.950%, 8/5/08	$8,000,000	$7,738,528
Simon Property Group LP (REIT)
6.375%, 11/15/07	10,850,000	10,895,158
Vornado Realty LP (REIT)
5.625%, 6/15/07	6,000,000	5,974,578

		41,254,616

Thrifts & Mortgage Finance (0.6%)
Countrywide Home Loans, Inc.
5.625%, 5/15/07	9,000,000	8,989,650

Total Financials		259,092,960

Government Securities (28.9%)
Agency CMO (0.7%)
Government National Mortgage Association
4.201%, 8/16/26	11,620,133	11,155,381

Foreign Governments (0.4%)
Province of Quebec
7.000%, 1/30/07	6,000,000	6,043,986

U. S. Government Agencies (17.6%)
Federal Home Loan Bank
2.875%, 9/15/06	10,000,000	9,948,520
4.500%, 5/11/07	30,000,000	29,739,270
4.625%, 2/8/08	15,000,000	14,802,540
3.375%, 2/15/08	13,550,000	13,105,289
Federal Home Loan Mortgage Corp.
4.775%, 5/1/35 (l)	19,410,113	18,713,796
4.769%, 9/1/35 (l)	17,647,185	17,161,004
Federal National Mortgage Association
2.750%, 8/11/06	500,000	498,552
4.525%, 5/1/33 (l)	373,404	361,144
3.682%, 6/1/34 (l)	135,370	133,801
4.269%, 7/1/34 (l)	307,481	299,511
4.573%, 12/1/34 (l)	11,348,503	11,068,537
4.500%, 1/1/35 (l)	9,501,523	9,259,543
4.537%, 4/1/35 (l)	11,617,066	11,334,615
4.634%, 5/1/35 (l)	8,323,756	8,078,029
4.649%, 5/1/35 (l)	18,185,004	17,743,138
4.905%, 6/1/35 (l)	25,901,387	25,314,849
4.734%, 7/1/35 (l)	17,753,045	17,260,151
4.819%, 7/1/35 (l)	13,082,247	12,752,264
5.192%, 7/1/35 (l)	16,006,352	15,714,091
4.858%, 12/1/35 (l)	25,440,580	24,794,658
5.735%, 6/1/36 (l)	23,600,000	23,474,625

		281,557,927

U. S. Treasuries (10.2%)
U. S. Treasury Notes
3.125%, 1/31/07	16,340,000	16,137,662
3.625%, 4/30/07	15,000,000	14,796,090
6.125%, 8/15/07	62,250,000	62,811,681
3.000%, 11/15/07	7,900,000	7,670,094
3.750%, 5/15/08	1,400,000	1,364,618
3.125%, 9/15/08	61,935,000	59,346,303

		162,126,448

Total Government Securities		460,883,742

Health Care (0.6%)
Health Care Providers & Services (0.6%)
WellPoint, Inc.
3.750%, 12/14/07	9,200,000	8,939,244

Total Health Care		8,939,244

Industrials (4.2%)
Aerospace & Defense (1.3%)
Goodrich Corp.
7.500%, 4/15/08	11,525,000	11,839,563
Raytheon Co.
6.150%, 11/1/08	8,500,000	8,583,088

		20,422,651

Air Freight & Logistics (0.6%)
FedEx Corp.
3.500%, 4/1/09	10,250,000	9,684,384

Airlines (0 1%)
Southwest Airlines Co.
7.875%, 9/1/07	2,513,000	2,566,459

Industrial Conglomerates (0 6%)
Tyco International Group S.A.
6.125%, 1/15/09	9,200,000	9,261,925

Machinery (0 6%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	8,975,000	9,025,368

Road & Rail (1 0%)
CSX Corp.
6.250%, 10/15/08 (l)	8,450,000	8,541,142
Norfolk Southern Corp.
6.000%, 4/30/08	8,000,000	8,035,088

		16,576,230

Total Industrials		67,537,017

Information Technology (2.0%)
Communications Equipment (0.6%)
Motorola, Inc.
4.608%, 11/16/07	9,150,000	9,018,313

Computers & Peripherals (0.7%)
Hewlett-Packard Co.
5.500%, 7/1/07	11,200,000	11,177,836

IT Services (0.7%)
First Data Corp.
3.375%, 8/1/08	12,350,000	11,790,829

Total Information Technology		31,986,978

Materials (2.5%)
Chemicals (1.8%)
Potash Corp of Saskatchewan, Inc.
7.125%, 6/15/07	7,130,000	7,209,863
Praxair, Inc
2.750%, 6/15/08	12,350,000	11,676,579
Valspar Corp
6.000%, 5/1/07	10,000,000	10,011,610

		28,898,052

Metals & Mining (0.7%)
Alcoa, Inc
4.250%, 8/15/07	12,000,000	11,776,788

Total Materials		40,674,840

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.3%)
Deutsche Telekom International Finance BV
3.875%, 7/22/08	11,600,000	11,211,516
Sprint Capital Corp
6.125%, 11/15/08	10,000,000	10,078,330

		21,289,846

EQ ADVISORS TRUST

EQ/SHORT DURATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.6%)
Vodafone Group plc
3.950%, 1/30/08	$10,000,000	$9,739,020

Total Telecommunication Services		31,028,866

Utilities (3.6%)
Electric Utilities (2.9%)
Entergy Gulf States, Inc.
3.600%, 6/1/08	10,000,000	9,553,420
MidAmerican Energy Holding Co.
4.625%, 10/1/07	8,850,000	8,726,622
Ohio Edison Co.
4.000%, 5/1/08	9,700,000	9,383,654
Pacific Gas & Electric Co.
3.600%, 3/1/09	9,700,000	9,208,821
Public Service Co. of New Mexico
4.400%, 9/15/08	4,900,000	4,751,814
Virginia Electric & Power Co.
7.625%, 7/1/07	5,000,000	5,086,990

		46,711,321

Multi-Utilities (0.7%)
Duke Energy Corp.
4.200%, 10/1/08	10,800,000	10,432,228

Total Utilities		57,143,549

Total Long-Term Debt Securities (97.6%) (Cost $1,578,695,950)		1,558,707,676

SHORT-TERM INVESTMENTS:
Commercial Paper (3.1%)
San Paolo IMI US Financial Co.
5.28%, 7/3/06 (p)	49,000,000	48,978,439

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06	491,898	491,898

Total Short-Term Investments (3.1%) (Cost/Amortized Cost $49,477,525)		49,470,337

Total Investments (100.7%) (Cost/Amortized Cost $1,628,173,475)		1,608,178,013
Other Assets Less Liabilities (-0.7%)		(10,671,858)

Net Assets (100%)		$1,597,506,155

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $18,577,355 or 1.16% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

ABS — Asset Backed Security

CMO — Collateralized Mortgage Obligation

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$697,857,033
U.S. Government securities	91,449,094

$789,306,127

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$253,703,003
US Government securities	122,219,588

$375,922,591

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,690
Aggregate gross unrealized depreciation	(20,125,764)

Net unrealized depreciation	$(20,108,074)

Federal income tax cost of investments	$1,628,286,087

The Portfolio has a net capital loss carryforward of $348,305 which expires in the year 2013.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (0.8%)
Aftermarket Technology Corp.*	15,500	$385,175
American Axle & Manufacturing Holdings, Inc.^	28,400	485,924
ArvinMeritor, Inc.	40,700	699,633
Bandag, Inc.^	6,300	230,517
Cooper Tire & Rubber Co.^	28,700	319,718
Dorman Products, Inc.*^	7,600	89,528
Drew Industries, Inc.*	6,800	220,320
Hayes Lemmerz International, Inc.*^	16,400	51,988
Lear Corp.	30,800	684,068
LKQ Corp.*^	21,500	408,500
Modine Manufacturing Co.	14,900	348,064
Noble International Ltd.	10,350	148,212
Proliance International, Inc.*	1	5
Quantum Fuel Systems Technologies Worldwide, Inc.*^	49,400	167,960
Sauer-Danfoss, Inc.^	18,700	475,354
Shiloh Industries, Inc.*	14,900	224,096
Standard Motor Products, Inc.^	6,700	55,878
Strattec Security Corp.*^	1,700	84,677
Superior Industries International, Inc.^	10,800	197,532
Tenneco, Inc.*	25,700	668,200
Visteon Corp.*^	96,000	692,160

		6,637,509

Automobiles (0.2%)
Coachmen Industries, Inc.^	4,500	53,730
Fleetwood Enterprises, Inc.*^	28,300	213,382
Monaco Coach Corp.^	14,050	178,435
Thor Industries, Inc.^	4,500	218,025
Winnebago Industries, Inc.^	15,600	484,224

		1,147,796

Distributors (0.2%)
Audiovox Corp., Class A*^	19,700	269,102
Building Material Holding Corp.^	14,700	409,689
Design Within Reach, Inc.*^	4,800	32,832
Handleman Co.^	6,800	55,420
Keystone Automotive Industries, Inc.*^	6,300	265,986
Source Interlink Cos., Inc.*^	18,829	224,065

		1,257,094

Diversified Consumer Services (1.0%)
Alderwoods Group, Inc.*	17,500	340,550
Bright Horizons Family Solutions, Inc.*	13,000	489,970
Coinmach Service Corp., Class A	21,800	223,450
Corinthian Colleges, Inc.*^	50,100	719,436
DeVry, Inc.*	34,600	760,162
Educate, Inc.*^	32,900	252,014
Escala Group, Inc.*	1,500	7,020
INVESTools, Inc.*	34,300	272,342
Jackson Hewitt Tax Service, Inc.	21,000	658,350
Lincoln Educational Services Corp.*^	11,500	196,535
Matthews International Corp., Class A	16,000	551,520
Pre-Paid Legal Services, Inc.^	13,600	469,200
Regis Corp.	26,200	932,982
Sotheby’s Holdings, Inc., Class A*	33,696	884,520
Stewart Enterprises, Inc., Class A	41,900	240,925
Strayer Education, Inc.^	7,300	708,976
Universal Technical Institute, Inc.*^	9,100	200,382
Vertrue, Inc.*^	4,800	206,544,

		8,114,878

Hotels, Restaurants & Leisure (3.0%)
AFC Enterprises, Inc.*^	12,300	156,825
Ambassadors Group, Inc.	8,850	255,588
Ameristar Casinos, Inc.^	12,200	237,290
Applebee’s International, Inc.	34,000	653,480
Aztar Corp.*	20,300	1,054,788
Bally Technologies, Inc.*^	27,000	444,690
BJ’s Restaurants, Inc.*^	19,000	424,460
Bluegreen Corp.*^	22,300	255,558
Bob Evans Farms, Inc.^	20,100	603,201
Buffalo Wild Wings, Inc.*	4,750	181,973
California Pizza Kitchen, Inc.*^	8,200	225,336
CBRL Group, Inc.	14,200	481,664
CEC Entertainment, Inc.*	20,500	658,460
Chipotle Mexican Grill, Inc., Class A*	4,100	249,895
Churchill Downs, Inc.^	7,200	269,640
CKE Restaurants, Inc.^	26,800	445,148
Denny’s Corp.*^	38,700	142,803
Dominos Pizza, Inc.	20,800	514,592
Dover Downs Gaming & Entertainment, Inc.	17,500	343,700
Dover Motorsports, Inc.^	26,100	153,207
Gaylord Entertainment Co.*	22,700	990,628
Great Wolf Resorts, Inc.*^	27,000	324,270
IHOP Corp.^	9,800	471,184
International Speedway Corp., Class A	1	32
Isle of Capri Casinos, Inc.*^	7,889	202,353
Jack in the Box, Inc.*	19,900	780,080
Krispy Kreme Doughnuts, Inc.*^	58,000	472,120
Landry’s Restaurants, Inc.^	9,400	305,030
Life Time Fitness, Inc.*^	17,200	795,844
Lodgian, Inc.*^	15,000	213,750
Lone Star Steakhouse & Saloon, Inc.	7,600	199,348
Luby’s, Inc.*	16,500	172,095
Magna Entertainment Corp., Class A*^	21,200	111,512
Marcus Corp.^	23,900	499,032
McCormick & Schmick’s Seafood Restaurants, Inc.*	9,300	221,340
Monarch Casino & Resort, Inc.*^	17,500	492,100
Morgans Hotel Group Co.*^	31,800	494,808
Morton’s Restaurant Group, Inc.*	12,600	193,032
MTR Gaming Group, Inc.*^	27,300	256,074
Multimedia Games, Inc.*^	9,900	100,287
O’Charley’s, Inc.*	13,300	226,100
P.F. Chang’s China Bistro, Inc.*^	12,500	475,250
Papa John’s International, Inc.*^	10,900	361,880
Pinnacle Entertainment, Inc.*	27,350	838,277
Progressive Gaming International Corp.*^	32,700	255,060
Rare Hospitality International, Inc.*	18,400	529,184
Red Robin Gourmet Burgers, Inc.*^	6,300	268,128
Riviera Holdings Corp.*^	8,000	161,600
Ruby Tuesday, Inc.^	35,100	856,791
Ruth’s Chris Steak House*	22,600	461,492
Ryan’s Restaurant Group, Inc.*^	20,950	249,515
Shuffle Master, Inc.*^	21,325	699,033
Six Flags, Inc.*^	45,900	257,958
Sonic Corp.*	39,300	817,047

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Speedway Motorsports, Inc.	8,232	310,676
Steak n Shake Co.*	30,915	468,053
Sunterra Corp.*^	2,500	25,600
Texas Roadhouse, Inc., Class A*^	18,000	243,360
Triarc Cos., Inc., Class B^	33,950	530,639
Trump Entertainment Resorts, Inc.*	14,900	300,235
Vail Resorts, Inc.*^	17,300	641,830
WMS Industries, Inc.*^	9,600	262,944

		24,287,869

Household Durables (1.6%)
American Greetings Corp., Class A	24,500	514,745
Avatar Holdings, Inc.*^	8,600	489,942
Basset Furniture Industries, Inc.^	1,000	18,510
Blount International, Inc.*^	35,900	431,518
Blyth, Inc.^	11,800	217,828
Brookfield Homes Corp.^	6,555	215,987
California Coastal Communities, Inc.*	5,200	166,400
Champion Enterprises, Inc.*^	35,400	390,816
Comstock Homebuilding Cos., Inc., Class A*^	6,400	40,512
CSS Industries, Inc.^	8,497	244,289
Directed Electronics, Inc.*	12,900	169,248
Dixie Group, Inc.*^	1,700	22,593
Ethan Allen Interiors, Inc.	19,600	716,380
Furniture Brands International, Inc.^	21,100	439,724
Hooker Furniture Corp.^	15,800	264,966
Hovnanian Enterprises, Inc., Class A*	22,800	685,824
Interface, Inc., Class A*^	29,000	332,050
iRobot Corp.*^	19,000	472,720
Jarden Corp.*^	9,700	295,365
Kimball International, Inc., Class B	11,700	230,607
La-Z-Boy, Inc.^	21,100	295,400
Levitt Corp., Class A^	12,775	204,400
Libbey, Inc.^	5,100	37,485
Lifetime Brands, Inc.^	6,900	149,523
M/I Homes, Inc.^	13,400	470,072
Meritage Homes Corp.*	10,400	491,400
Mestek, Inc.*^	950	15,770
National Presto Industries, Inc.^	8,200	428,696
Orleans Homebuilders, Inc.^	8,800	143,000
Palm Harbor Homes, Inc.*^	23,500	413,365
Russ Berrie & Co., Inc.*^	10,100	123,826
Sealy Corp.*	21,700	287,959
Skyline Corp.	10,800	462,024
Stanley Furniture Co., Inc.	6,700	160,599
Tarragon Corp.^	10,500	145,425
Technical Olympic USA, Inc.^	20,087	288,449
Tempur-Pedic International, Inc.*	23,000	310,730
Tupperware Brands Corp.	34,400	677,336
Universal Electronics, Inc.*^	10,400	184,184
WCI Communities, Inc.*^	17,400	350,436
Yankee Candle Co., Inc.	20,004	500,300

		12,500,403

Internet & Catalog Retail (0.5%)
1-800 Contacts, Inc.*^	3,500	52,500
1-800-FLOWERS.COM, Inc., Class A*^	27,800	160,406
Alloy, Inc.*^	1,325	13,899
Audible, Inc.*^	10,300	93,627
Blair Corp.	755	22,461
Blue Nile, Inc.*^	6,600	212,256
Coldwater Creek, Inc.*^	7,825	209,397
dELiA*s, Inc.*^	31,150	251,692
Drugstore.com*^	43,400	125,860
FTD Group, Inc.*	13,200	178,200
GSI Commerce, Inc.*^	14,200	192,126
Netflix, Inc.*^	19,300	525,153
Nutri/System, Inc.*^	3,300	205,029
Overstock.com, Inc.*^	18,300	389,058
Priceline.com, Inc.*^	14,616	436,434
Stamps.com, Inc.*^	7,950	221,169
Systemax, Inc.*^	40,500	315,900
Valuevision Media, Inc., Class A*	17,100	188,613

		3,793,780

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.^	19,300	376,543
Callaway Golf Co.	40,200	522,198
Escalade, Inc.	200	2,600
JAKKS Pacific, Inc.*^	12,100	243,089
K2, Inc.*^	20,600	225,364
Leapfrog Enterprises, Inc.*^	41,000	414,100
Marine Products Corp.^	13,500	131,355
MarineMax, Inc.*^	14,100	369,843
Marvel Entertainment, Inc.*	21,600	432,000
Nautilus, Inc.^	31,472	494,425
Oakley, Inc.^	25,600	431,360
Polaris Industries, Inc.	19,000	822,700
RC2 Corp.*	11,300	436,858
Steinway Musical Instruments, Inc.*^	4,500	110,340
Sturm Ruger & Co., Inc.^	3,300	20,625

		5,033,400

Media (2.0%)
4Kids Entertainment, Inc.*	4,400	71,324
ADVO, Inc.	13,400	329,774
Arbitron, Inc.^	16,600	636,278
Beasley Broadcasting Group, Inc., Class A	2,160	15,120
Belo Corp., Class A	41,600	648,960
Carmike Cinemas, Inc.^	11,700	246,636
Catalina Marketing Corp.^	28,100	799,726
Charter Communications, Inc., Class A*^	208,500	235,605
Citadel Broadcasting Corp.^	50,700	451,230
CKX, Inc.*	23,400	317,538
Courier Corp.^	10,775	431,215
Cox Radio, Inc., Class A*^	16,400	236,488
Crown Media Holdings, Inc., Class A*^	87,400	360,088
Cumulus Media, Inc., Class A*^	19,600	209,132
Emmis Communications Corp., Class A*	13,078	204,540
Entercom Communications Corp.	15,400	402,864
Entravision Communications Corp., Class A*	32,700	280,239
Fisher Communications, Inc.*^	6,100	256,993
Gemstar-TV Guide International, Inc.*^	105,100	369,952
Gray Television, Inc.	26,300	152,277
Harris Interactive, Inc.*	44,100	251,370
Hollinger International, Inc., Class A	24,450	196,334
Interactive Data Corp.*	16,400	329,476
Journal Communications, Inc., Class A^	24,200	272,008
Journal Register Co.^	16,000	143,360
Lee Enterprises, Inc.	20,900	563,255
Lin TV Corp., Class A*	17,700	133,635

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Live Nation, Inc.*	29,300	$596,548
Lodgenet Entertainment Corp.*^	18,200	339,430
Martha Stewart Living Omnimedia, Class A*^	26,700	446,157
Media General, Inc., Class A	9,200	385,388
Mediacom Communications Corp., Class A*^	74,700	465,381
Morningstar, Inc.*	5,400	223,992
Navarre Corp.*^	3,100	15,438
Outdoor Channel Holdings, Inc.*^	11,600	119,712
Playboy Enterprises, Inc., Class B*^	22,700	226,546
Primedia, Inc.*^	221,900	406,077
ProQuest Co.*^	21,500	264,235
Radio One, Inc., Class D*^	35,700	264,180
RCN Corp.*	15,800	393,894
Reader’s Digest Association, Inc.^	57,200	798,512
Regent Communications, Inc.*^	14,900	60,941
Saga Communications, Inc., Class A*^	3,000	27,180
Salem Communications Corp., Class A*	11,800	153,518
Scholastic Corp.*	14,300	371,371
Sinclair Broadcast Group, Inc., Class A^	38,808	332,196
Spanish Broadcasting System, Class A*^	42,265	215,974
Tivo, Inc.*^	38,390	274,489
Triple Crown Media, Inc.*^	100	867
Valassis Communications, Inc.*	28,700	677,033
Value Line, Inc.^	4,800	204,960
Westwood One, Inc.	37,300	279,750
World Wrestling Entertainment, Inc.^	13,180	222,610
WorldSpace, Inc.*^	10,200	36,516
WPT Enterprises, Inc.*	4,300	25,886

		16,374,198

Multiline Retail (0.3%)
99 Cents Only Stores*^	19,700	206,062
Big Lots, Inc.*^	67,600	1,154,608
Bon-Ton Stores, Inc.^	7,100	155,348
Conn’s, Inc.*^	5,300	140,715
Fred’s, Inc.^	16,530	220,676
Retail Ventures, Inc.*^	11,100	197,802
Tuesday Morning Corp.^	32,100	422,115

		2,497,326

Specialty Retail (3.3%)
A.C. Moore Arts & Crafts, Inc.*^	16,000	260,960
Aaron Rents, Inc.	24,950	670,656
Aeropostale, Inc.*	28,150	813,253
America’s Car-Mart, Inc.*^	6,600	134,046
Asbury Automotive Group, Inc.*	21,500	450,210
Bebe Stores, Inc.^	18,801	289,911
Big 5 Sporting Goods Corp.	24,100	469,950
Blockbuster, Inc., Class A*^	81,300	404,874
Bombay Co., Inc.*^	3,200	7,744
Borders Group, Inc.	29,600	546,416
Buckle, Inc.^	11,400	477,318
Build-A-Bear Workshop, Inc.*^	6,800	146,268
Cabela’s, Inc., Class A*^	13,200	254,232
Cache, Inc.*^	10,000	173,400
Casual Male Retail Group, Inc.*^	21,400	215,070
Cato Corp., Class A	12,750	329,588
Charlotte Russe Holding, Inc.*	21,700	519,498
Charming Shoppes, Inc.*	68,800	773,312
Childrens Place Retail Stores, Inc.*^	11,100	666,555
Christopher & Banks Corp.^	17,575	509,675
Citi Trends, Inc.*^	5,600	239,064
Cost Plus, Inc.*^	19,900	291,734
CSK Auto Corp.*	18,700	223,839
DEB Shops, Inc.^	14,600	352,006
Dress Barn, Inc.*	25,800	654,030
DSW, Inc., Class A*^	7,400	269,508
Finish Line, Inc., Class A	19,000	224,770
GameStop Corp., Class A*^	7,995	335,790
Genesco, Inc.*^	12,200	413,214
Golf Galaxy, Inc.*^	2,200	29,590
Group 1 Automotive, Inc.	14,200	800,028
Guess?, Inc.*	11,300	471,775
Guitar Center, Inc.*^	13,600	604,792
Gymboree Corp.*	18,700	650,012
Haverty Furniture Cos., Inc.^	18,500	290,265
Hibbett Sporting Goods, Inc.*^	17,125	409,288
HOT Topic, Inc.*^	19,275	221,855
Jo-Ann Stores, Inc.*^	9,535	139,688
Jos. A. Bank Clothiers, Inc.*^	8,058	193,070
Lithia Motors, Inc., Class A	7,400	224,368
Maidenform Brands, Inc.*^	25,600	315,648
Men’s Wearhouse, Inc.	21,801	660,570
Midas, Inc.*^	10,200	187,680
Monro Muffler, Inc.^	13,850	450,956
Movie Gallery, Inc.^	8,630	53,592
New York & Co., Inc.*	13,900	135,803
Pacific Sunwear of California, Inc.*	43,400	778,162
Pantry, Inc.*	12,300	707,742
Payless Shoesource, Inc.*	39,100	1,062,347
Pep Boys - Manny, Moe & Jack^	23,300	273,309
PETCO Animal Supplies, Inc.*	29,200	596,556
Pier 1 Imports, Inc.^	36,700	256,166
Rent-A-Center, Inc.*	31,800	790,548
Rent-Way, Inc.*^	4,700	34,686
Restoration Hardware, Inc.*^	32,800	235,504
Select Comfort Corp.*^	26,250	602,963
Sharper Image Corp.*^	1,500	16,665
Shoe Carnival, Inc.*	6,000	143,160
Sonic Automotive, Inc.	13,900	308,302
Stage Stores, Inc.	11,850	391,050
Stein Mart, Inc.^	31,800	470,640
Syms Corp.*	5,400	99,360
Talbots, Inc.^	25,300	466,785
Too, Inc.*	17,449	669,867
Tractor Supply Co.*^	4,600	254,242
Trans World Entertainment Corp.*^	11,100	80,142
United Auto Group, Inc.^	7,000	149,450
West Marine, Inc.*^	17,400	234,552
Wet Seal, Inc., Class A*	33,300	162,504
Wilsons The Leather Experts*^	13,500	55,485
Zale Corp.*	25,220	607,550
Zumiez, Inc.*	10,400	390,728

		26,794,336

Textiles, Apparel & Luxury Goods (1.4%)
Brown Shoe Co., Inc.	13,650	465,192
Carter’s, Inc.*	27,080	715,724
Charles & Colvard Ltd.^	2,906	30,600
Cherokee, Inc.^	4,500	186,120
Columbia Sportswear Co.*	6,300	285,138
CROCS, Inc.*^	19,800	497,970
Deckers Outdoor Corp.*	9,000	347,040
Fossil, Inc.*^	20,700	372,807
Hartmarx Corp.*^	22,500	135,000

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Innovo Group, Inc.*	1,500	$1,230
K-Swiss, Inc., Class A	11,000	293,700
Kellwood Co.^	11,200	327,824
Kenneth Cole Productions, Inc., Class A^	9,600	214,368
Movado Group, Inc.^	22,200	509,490
Oxford Industries, Inc.^	7,300	287,693
Perry Ellis International, Inc.*	8,800	222,728
Phillips-Van Heusen Corp.	29,580	1,128,773
Quiksilver, Inc.*	55,900	680,862
Russell Corp.^	14,100	256,056
Skechers U.S.A., Inc., Class A*	8,900	214,579
Steven Madden Ltd.	10,350	306,567
Stride Rite Corp.	14,500	191,255
Timberland Co., Class A*	22,900	597,690
Under Armour, Inc., Class A*	11,000	468,820
UniFirst Corp.^	14,500	500,250
Volcom, Inc.*^	6,300	201,537
Warnaco Group, Inc.*	22,200	414,696
Weyco Group, Inc.^	8,800	204,336
Wolverine World Wide, Inc.	27,600	643,908
Xerium Technologies, Inc.^	45,900	432,378

		11,134,331

Total Consumer Discretionary		119,572,920

Consumer Staples (26%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*^	5,100	149,379
Coca-Cola Bottling Co.^	5,400	274,158
Hansen Natural Corp.*	2,080	395,970
National Beverage Corp.^	14,300	205,205

		1,024,712

Food & Staples Retailing (0.8%)
Andersons, Inc.^	6,400	266,304
Arden Group, Inc.^	1,300	147,121
Casey’s General Stores, Inc.	26,500	662,765
Central European Distribution Corp.*	13,050	328,338
Great Atlantic & Pacific Tea Co., Inc.^	8,720	198,118
Ingles Markets, Inc., Class A^	10,300	175,100
Longs Drug Stores Corp.	16,096	734,300
Nash Finch Co.^	19,750	420,477
Pathmark Stores, Inc.*	22,100	207,961
Performance Food Group Co.*^	20,500	622,790
Ruddick Corp.^	16,700	409,317
Smart & Final, Inc.*^	27,600	464,784
Spartan Stores, Inc.	12,400	181,412
Topps Co., Inc.^	33,000	271,260
United Natural Foods, Inc.*^	21,600	713,232
Weis Markets, Inc.	6,100	251,320
Wild Oats Markets, Inc.*^	13,900	272,440

		6,327,039

Food Products (1.0%)
Alico, Inc.^	4,200	231,462
American Italian Pasta Co.*^	5,200	44,512
Chiquita Brands International, Inc.^	16,600	228,748
Corn Products International, Inc.	10,600	324,360
Darling International, Inc.*^	33,600	152,208
Delta & Pine Land Co.	16,400	482,160
Diamond Foods, Inc.	12,100	194,447
Farmer Brothers Co.^	9,700	210,296
Flowers Foods, Inc.	26,487	758,588
Gold Kist, Inc.*	22,000	294,140
Green Mountain Coffee Roasters, Inc.*	4,000	160,680
Hain Celestial Group, Inc.*^	13,400	345,184
J & J Snack Foods Corp.^	14,200	469,594
John B Sanfilippo & Son, Inc.*^	2,200	29,150
Lancaster Colony Corp.	13,600	536,792
Lance, Inc.^	12,700	292,354
Maui Land & Pineapple Co., Inc.*^	3,700	139,860
Peet’s Coffee & Tea, Inc.*^	7,100	214,349
Pilgrim’s Pride Corp.	18,500	477,300
Premium Standard Farms, Inc.	10,000	162,300
Ralcorp Holdings, Inc.*	15,680	666,870
Reddy Ice Holdings, Inc.^	7,500	152,625
Sanderson Farms, Inc.^	7,600	212,724
Seaboard Corp.^	200	256,000
Tootsie Roll Industries, Inc.^	19,021	554,082
TreeHouse Foods, Inc.*	14,300	341,627

		7,932,412

Household Products (0.1%)
Central Garden & Pet Co.*	12,000	516,600
Spectrum Brands, Inc.*	22,400	289,408
WD-40 Co.^	9,400	315,558

		1,121,566

Personal Products (0.5%)
Chattem, Inc.*^	7,400	224,738
Elizabeth Arden, Inc.*	10,400	185,952
Inter Parfums, Inc.	17,200	296,184
Mannatech, Inc.^	20,700	261,027
NBTY, Inc.*	29,300	700,563
NU Skin Enterprises, Inc., Class A	33,437	496,540
Parlux Fragrances, Inc.*^	32,000	310,080
Playtex Products, Inc.*	13,400	139,762
Prestige Brands Holdings, Inc.*	36,700	365,899
Revlon, Inc., Class A*^	58,700	73,962
Tiens Biotech Group USA, Inc.*^	28,500	121,980
USANA Health Sciences, Inc.*^	12,400	469,960

		3,646,647

Tobacco (0.1%)
Alliance One International, Inc.^	104,500	463,980
Star Scientific, Inc.*	22,200	57,276
Universal Corp.	12,000	446,640
Vector Group Ltd.^	13,701	222,641

		1,190,537

Total Consumer Staples		21,242,913

Energy (5.9%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*^	14,000	694,400
Basic Energy Services, Inc.*	16,800	513,576
Bristow Group, Inc.*^	14,700	529,200
Bronco Drilling Co., Inc.*^	13,700	286,193
CARBO Ceramics, Inc.^	10,300	506,039
Complete Production Services, Inc.*	12,500	295,500
Dawson Geophysical Co.*	9,700	298,469
Dril-Quip, Inc.*^	5,000	412,200
Global Industries Ltd.*^	10,300	172,010
Grey Wolf, Inc.*^	100,700	775,390
Gulf Island Fabrication, Inc.^	7,900	158,316
Gulfmark Offshore, Inc.*^	8,100	209,223
Hanover Compressor Co.*^	61,300	1,151,214
Hercules Offshore, Inc.*	10,900	381,500
Hornbeck Offshore Services, Inc.*	13,100	465,312
Hydril Co.*	9,500	745,940
Input/Output, Inc.*^	40,500	382,725
Lone Star Technologies, Inc.*	16,900	912,938
Lufkin Industries, Inc.	6,800	404,124
Maverick Tube Corp.*^	22,600	1,428,094

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Metretek Technologies, Inc.*	17,600	$302,368
NATCO Group, Inc.*	7,300	293,460
Newpark Resources, Inc.*^	66,400	408,360
NS Group, Inc.*	13,900	765,612
Oceaneering International, Inc.*	7,400	339,290
Oil States International, Inc.*	27,700	949,556
Parker Drilling Co.*	53,100	381,258
PHI, Inc.*	8,900	295,480
Pioneer Drilling Co.*	14,200	219,248
RPC, Inc.^	13,350	324,138
SEACOR Holdings, Inc.*	2,559	210,094
Sulphco, Inc.*	39,600	283,536
Superior Energy Services, Inc.*	11,577	392,460
Superior Well Services, Inc.*^	6,900	171,810
Tetra Technologies, Inc.*^	9,500	287,755
Todco, Class A	6,400	261,440
Trico Marine Services, Inc.*	8,600	292,400
Union Drilling, Inc.*	12,500	185,750
Universal Compression Holdings, Inc.*	15,700	988,629
Veritas DGC, Inc.*	18,800	969,704
W-H Energy Services, Inc.*	18,300	930,189

		19,974,900

Oil, Gas & Consumable Fuels (3.4%)
Alon USA Energy, Inc.	8,800	276,936
Alpha Natural Resources, Inc.*	26,900	527,778
Atlas America, Inc.*	12,304	551,342
ATP Oil & Gas Corp.*^	7,800	327,054
Aurora Oil & Gas Corp.*	62,300	249,200
Berry Petroleum Co., Class A^	18,000	596,700
Bill Barrett Corp.*^	14,500	429,345
Bois d’Arc Energy, Inc.*^	30,300	499,041
Brigham Exploration Co.*^	54,600	431,886
Cabot Oil & Gas Corp., Class A	8,200	401,800
Callon Petroleum Co.*	11,150	215,641
Carrizo Oil & Gas, Inc.*^	8,700	272,397
Cheniere Energy, Inc.*	6,300	245,700
Cimarex Energy Co.	11,693	502,799
Clayton Williams Energy, Inc.*	4,900	169,246
Comstock Resources, Inc.*^	22,701	677,852
Crosstex Energy, Inc.^	3,450	328,026
Delek US Holdings, Inc.*	18,900	287,280
Delta Petroleum Corp.*^	29,200	500,196
Edge Petroleum Corp.*	9,800	195,804
Encore Acquisition Co.*^	27,300	732,459
Endeavour International Corp.*^	31,400	75,046
Energy Partners Ltd.*^	22,700	430,165
EXCO Resources, Inc.*	26,400	300,960
Exploration Co. of Delaware, Inc.*	26,900	286,754
Foundation Coal Holdings, Inc.^	4,100	192,413
Frontier Oil Corp.	15,476	501,422
FX Energy, Inc.*^	11,400	52,668
Gasco Energy, Inc.*^	46,500	206,925
Giant Industries, Inc.*	6,600	439,230
Goodrich Petroleum Corp.*^	8,200	232,798
Harvest Natural Resources, Inc.*^	29,600	400,784
Helix Energy Solutions Group, Inc.*	12,456	502,724
Holly Corp.	5,200	250,640
Houston Exploration Co.*	16,900	1,034,111
International Coal Group, Inc.*	52,100	374,599
James River Coal Co.*^	16,100	426,489
KCS Energy, Inc.*	26,300	781,110
KFX, Inc.*^	33,200	507,296
Mariner Energy, Inc.*	33,500	615,395
Maritrans, Inc.^	7,600	189,240
Markwest Hydrocarbon, Inc.^	9,350	231,413
McMoRan Exploration Co.*^	15,200	267,520
Meridian Resource Corp.*	124,400	435,400
NGP Capital Resources Co.^	13,106	191,741
Pacific Ethanol, Inc.*^	19,400	448,528
Parallel Petroleum Corp.*^	15,600	385,476
Penn Virginia Corp.^	13,400	936,392
Petrohawk Energy Corp.*^	27,607	347,848
Petroleum Development Corp.*	8,800	331,760
PetroQuest Energy, Inc.*	18,700	229,636
PrimeEnergy Corp.*	3,500	269,325
Quicksilver Resources, Inc.*^	1	37
Remington Oil & Gas Corp.*	16,300	716,711
Rentech, Inc.*	64,100	298,065
Rosetta Resources, Inc.*	26,700	443,754
St. Mary Land & Exploration Co.^	9,500	382,375
Stone Energy Corp.*	12,656	589,137
Swift Energy Co.*	14,500	622,485
Syntroleum Corp.*^	59,700	362,379
Toreador Resources Corp.*^	16,500	464,145
Transmeridian Exploration, Inc.*	48,800	278,160
Transmontaigne, Inc.*	40,000	448,400
Tri-Valley Corp.*^	6,400	52,800
USEC, Inc.^	41,400	490,590
Vaalco Energy, Inc.*	30,200	294,752
W&T Offshore, Inc.^	1,660	64,557
Warren Resources, Inc.*^	27,900	400,644
Western Refining, Inc.	11,900	256,802
Whiting Petroleum Corp.*^	19,000	795,530
World Fuel Services Corp.	14,600	667,074

		27,922,687

Total Energy		47,897,587

Financials (21.1%)
Capital Markets (1.2%)
Apollo Investment Corp.	45,000	831,600
Ares Capital Corp.^	17,152	290,383
BKF Capital Group, Inc.^	5,100	31,875
Calamos Asset Management, Inc., Class A^	10,000	289,900
Capital Southwest Corp.^	1,900	198,455
Cohen & Steers, Inc.^	20,450	482,620
GAMCO Investors, Inc.^	10,400	382,304
GFI Group, Inc.*^	5,700	307,515
Gladstone Capital Corp.^	12,600	269,514
Gladstone Investment Corp.^	12,700	190,500
Greenhill & Co., Inc.^	9,580	582,081
Harris & Harris Group, Inc.*^	19,400	214,176
Investment Technology Group, Inc.*	5,600	284,816
Knight Capital Group, Inc.*	63,900	973,197
LaBranche & Co., Inc.*^	28,500	345,135
MarketAxess Holdings, Inc.*^	27,900	307,179
MCG Capital Corp.^	27,900	443,610
optionsXpress Holdings, Inc.	9,000	209,790
Piper Jaffray Cos.*	12,200	746,762
Sanders Morris Harris Group, Inc.^	8,000	120,880
Stifel Financial Corp *^	4,400	155,364
SWS Group, Inc.	7,182	173,230
Technology Investment Capital Corp.^	2,100	30,765
Thomas Weisel Partners Group, Inc.*	25,600	486,656
TradeStation Group, Inc.*^	37,000	468,790
Waddell & Reed Financial, Inc.	44,400	912,864

		9,729,961

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (7.3%)
1st Source Corp.^	14,651	$495,643
Alabama National Bancorp^	6,400	436,160
Amcore Financial, Inc.^	12,400	363,444
AmericanWest Bancorp^	4,600	104,190
Ameris Bancorp^	8,240	190,674
Ames National Corp.^	1,980	43,322
Arrow Financial Corp.^	10,553	289,469
BancFirst Corp.^	9,900	443,025
Bancorp Bank/Delaware*^	9,100	227,591
Bancorp south, Inc.^	11,400	310,650
BancTrust Financial Group, Inc.^	6,700	157,249
Bank of Granite Corp.^	15,012	312,700
Bank of the Ozarks, Inc.^	12,700	422,910
BankFinancial Corp.^	21,480	371,604
Banner Corp.^	11,900	458,626
BB&T Corp.	2,565	106,678
Boston Private Financial Holdings, Inc.	22,100	616,590
Cadence Financial Corp.	7,300	162,571
Camden National Corp.^	8,500	339,150
Capital City Bank Group, Inc.^	12,834	387,587
Capital Corp. of the West^	4,140	132,480
Capitol Bancorp Ltd.^	5,500	214,225
Cardinal Financial Corp.^	15,800	183,596
Cascade Bancorp^	16,700	476,117
Cathay General Bancorp^	26,500	964,070
Centennial Bank Holdings, Inc.*^	28,900	298,826
Center Financial Corp.^	7,400	174,936
Central Pacific Financial Corp.	14,200	549,540
Chemical Financial Corp.^	11,488	351,533
Chittenden Corp.^	24,437	631,696
Citizens & Northern Corp.^	1,145	27,045
Citizens Banking Corp.^.	21,500	524,815
City Holding Co.^	8,900	321,646
CoBiz, Inc.^	20,600	463,912
Columbia Banking System, Inc.	7,514	280,873
Commercial Bankshares, Inc./Florida^	1,000	36,980
Community Bancorp*	6,900	214,452
Community Bank System, Inc.^	12,600	254,142
Community Banks, Inc.^	7,896	205,296
Community Trust Bancorp, Inc.	13,485	471,031
CVB Financial Corp.^	27,936	437,478
Enterprise Financial Services Corp.^	6,200	157,790
EuroBancshares, Inc.*	5,600	54,152
Farmers Capital Bank Corp.^	7,800	255,450
Financial Institutions, Inc.^	1,500	31,290
First Bancorp/North Carolina^	13,100	275,100
First Bancorp/Puerto Rico^	27,800	258,540
First Charter Corp.^	15,516	380,607
First Citizens BancShares, Inc./North Carolina, Class A^	700	140,350
First Commonwealth Financial Corp.^	30,252	384,200
First Community Bancorp, Inc./California^	11,500	679,420
First Community Bancshares, Inc./Virginia^	7,264	239,639
First Financial Bancorp^	17,083	254,708
First Financial Bankshares, Inc.^	10,044	367,008
First Financial Corp./Indiana^	5,300	159,053
First Indiana Corp.	16,875	439,256
First Merchants Corp.^	19,058	463,300
First Midwest Bancorp, Inc./Illinois^	26,000	964,080
First Oak Brook Bancshares, Inc.^	8,800	325,600
First Regional Bancorp/California*^	2,300	202,400
First Republic Bank/California	10,550	483,190
First South Bancorp, Inc./NC^	3,108	106,387
First State Bancorp/New Mexico	18,600	442,308
FirstMerit Corp.	36,500	764,310
FNB Corp./Pennsylvania^	24,500	386,365
FNB Corp./Virginia^	3,400	125,800
Frontier Financial Corp.^	13,050	443,570
GB&T Bancshares, Inc.^	6,200	134,912
Glacier Bancorp, Inc.^	15,327	448,621
Great Southern Bancorp, Inc.^	4,800	146,544
Greater Bay Bancorp	30,400	874,000
Greene County Bancshares, Inc.^	6,300	195,048
Hancock Holding Co.^	15,900	890,400
Hanmi Financial Corp.^	17,000	330,480
Harleysville National Corp.^	13,143	278,763
Heartland Financial USA, Inc.^	16,250	433,063
Heritage Commerce Corp.^	8,100	200,799
Huntington Bancshares, Inc./Ohio	1	24
IBERIABANK Corp.^	4,475	257,492
Independent Bank Corp./Massachusetts	15,600	506,532
Independent Bank Corp./Michigan	12,040	316,652
Integra Bank Corp.	5,956	129,543
Interchange Financial Services Corp.^	19,900	447,750
International Bancshares Corp.	21,300	585,324
Investors Bancorp, Inc.*^	23,860	323,303
Irwin Financial Corp.^	22,100	428,519
Lakeland Bancorp, Inc.^	17,680	277,046
Lakeland Financial Corp.^	8,400	204,036
Macatawa Bank Corp.^	6,693	156,549
MainSource Financial Group, Inc.^	16,061	279,943
MB Financial, Inc.^	13,050	461,448
MBT Financial Corp.^	8,572	137,152
Mercantile Bank Corp.^	3,335	132,892
Mid-State Bancshares^	13,300	372,400
Midwest Banc Holdings, Inc.^	11,650	259,213
Nara Bancorp, Inc.	23,500	440,625
National Penn Bancshares, Inc.^	21,693	430,823
NBT Bancorp, Inc.^	16,048	372,795
Northern Empire Bancshares*^	5,145	123,480
Old National Bancorp/Indiana^	32,740	653,818
Old Second Bancorp, Inc.^	14,600	452,600
OMEGA Financial Corp.^	4,800	150,288
Oriental Financial Group, Inc.^	8,191	104,517
Pacific Capital Bancorp^	26,344	819,825
Park National Corp.^	5,774	570,529
Peapack-Gladstone Financial Corp.^	2,370	61,359
Peoples Bancorp, Inc./Ohio^	3,810	113,690
Pinnacle Financial Partners, Inc.*^	7,500	228,225
Placer Sierra Bancshares^	19,500	452,205
Preferred Bank/California^	4,000	214,440
PremierWest Bancorp^	11,655	168,182
PrivateBancorp, Inc.^	6,800	281,588
Prosperity Bancshares, Inc.	16,400	539,396
Provident Bankshares Corp.	16,759	609,860
R&G Financial Corp., Class B^	12,300	105,657
Renasant Corp.^	3,350	135,173
Republic Bancorp, Inc./ Kentucky, Class A^	15,493	319,156

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Bancorp, Inc./Michigan^	33,313	$412,748
Royal Bancshares of Pennsylvania, Class A^	10,901	264,676
S & T Bancorp, Inc.^	12,660	420,692
Sandy Spring Bancorp, Inc.^	8,100	292,086
Santander BanCorp^	11,340	279,191
SCBT Financial Corp.^	8,535	304,273
Seacoast Banking Corp. of Florida^	16,480	438,862
Security Bank Corp./Georgia*^	7,000	155,890
Sierra Bancorp^	6,800	178,296
Signature Bank/New York*	15,100	488,938
Simmons First National Corp., Class A	5,200	150,852
Southside Bancshares, Inc.^	6,826	152,356
Southwest Bancorp, Inc./Oklahoma^	5,400	137,700
State Bancorp, Inc./New York^	1,680	28,997
State National Bancshares, Inc.	6,300	240,093
Sterling Bancorp/New York^	9,362	182,559
Sterling Bancshares, Inc./Texas	22,675	425,156
Sterling Financial Corp./Pennsylvania^	14,531	318,229
Sterling Financial Corp./Washington	20,144	614,593
Suffolk Bancorp^	3,800	124,450
Summit Bancshares, Inc./Texas^	8,600	182,406
Sun Bancorp, Inc./New Jersey*^	13,964	226,775
Superior Bancorp*^	18,400	202,400
Susquehanna Bancshares, Inc.^	30,190	721,541
SVB Financial Group*	18,700	850,102
SY Bancorp, Inc.^	12,075	331,821
Taylor Capital Group, Inc.^	11,100	452,991
Texas Capital Bancshares, Inc.*^	8,700	202,710
Texas Regional Bancshares, Inc.	26,435	1,002,415
Tompkins Trustco, Inc.^	3,661	157,423
TriCo Bancshares^	16,700	457,246
Trustmark Corp.^	29,300	907,421
UCBH Holdings, Inc.^	54,700	904,738
UMB Financial Corp.^	15,748	525,038
Umpqua Holdings Corp.	31,028	795,868
Union Bankshares Corp./Virginia^	3,000	129,420
United Bancshares, Inc.	22,300	816,849
United Community Banks, Inc./Georgia^	19,100	581,404
Univest Corp. of Pennsylvania^	5,050	139,481
USB Holding Co., Inc.^	18,288	411,480
Vineyard National Bancorp^	4,700	126,430
Virginia Commerce Bancorp*^	20,014	478,335
Virginia Financial Group, Inc.^	2,700	113,994
Washington Trust Bancorp, Inc.^	4,500	124,740
WesBanco, Inc.^	10,200	316,098
West Bancorp, Inc.^	5,975	111,553
West Coast Bancorp/Oregon^	5,700	167,979
Westamerica Bancorp^	19,500	954,915
Western Alliance Bancorp*^	5,700	198,246
Wilshire Bancorp, Inc.^	25,200	454,104
Wintrust Financial Corp.^	13,640	693,594
Yardville National Bancorp^	4,300	153,639

		58,298,867

Consumer Finance (0.5%)
ACE Cash Express, Inc.*^	5,500	160,985
Advance America Cash Advance Centers, Inc.	39,200	687,568
Advanta Corp.^	10,000	359,500
Asta Funding, Inc.^	5,700	213,465
Cash America International, Inc.^	14,400	460,800
CompuCredit Corp.*^	10,000	384,400
Credit Acceptance Corp.*	9,600	260,544
Dollar Financial Corp.*	15,400	277,200
EZCORP, Inc., Class A*	8,000	301,520
First Cash Financial Services, Inc.*	11,500	227,125
QC Holdings, Inc.*	8,600	116,186
United PanAm Financial Corp.*^	15,500	471,200
World Acceptance Corp.*	8,100	287,712

		4,208,205

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*	23,800	471,240
Encore Capital Group, Inc.*	2,000	24,540
Financial Federal Corp.^	10,500	292,005
Intercontinental Exchange, Inc.*	2,730	158,176
International Securities Exchange, Inc.	18,800	715,716
Marlin Business Services Corp.*	6,900	155,664
Nasdaq Stock Market, Inc.*	6,600	197,340
Pico Holdings, Inc.*^	5,400	174,150
Portfolio Recovery Associates, Inc.*^	6,700	306,190
Resource America, Inc., Class A^	7,300	139,065
Star Maritime Acquisition Corp.*^	23,500	238,760

		2,872,846

Insurance (2.6%)
21st Century Insurance Group^	13,700	197,280
Affirmative Insurance Holdings, Inc.	12,100	189,365
Alfa Corp.^	14,050	232,668
American Equity Investment Life Holding Co.^	20,400	217,464
American Physicians Capital, Inc.*^	4,100	215,619
Argonaut Group, Inc.*	17,900	537,716
Baldwin & Lyons, Inc.^	10,700	272,850
Bristol West Holdings, Inc.^	9,480	151,680
Ceres Group, Inc.*	9,600	59,712
Citizens, Inc./Texas*^	7,943	39,794
Clark, Inc.^	24,400	322,080
CNA Surety Corp.*	9,700	167,616
Commerce Group, Inc.	24,900	735,546
Crawford & Co., Class B^	34,700	249,146
Delphi Financial Group, Inc., Class A	23,569	856,969
Direct General Corp.^	23,900	404,388
Donegal Group, Inc.^	9,333	181,154
EMC Insurance Group, Inc.^	14,800	425,648
Enstar Group, Inc.*^	5,400	497,826
FBL Financial Group, Inc., Class A	14,224	460,858
First Acceptance Corp.*^	39,200	461,776
FPIC Insurance Group, Inc.*^	4,700	182,125
Great American Financial Resources, Inc.	20,400	426,972
Harleysville Group, Inc.	11,338	359,641
Hilb, Rogal & Hobbs Co.^	20,800	775,216
Horace Mann Educators Corp.^	20,700	350,865
Independence Holding Co.^	7,800	174,798
Infinity Property & Casualty Corp.	8,800	360,800
James River Group, Inc.*	8,100	201,690
Kansas City Life Insurance Co.	4,900	206,633
KMG America Corp.*	6,500	57,655

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
LandAmerica Financial Group, Inc.	10,350	$668,610
Midland Co.^	12,500	474,750
National Financial Partners Corp.	19,700	872,907
National Interstate Corp.^	7,200	195,264
National Western Life Insurance Co., Class A^	1,200	287,580
Navigators Group, Inc.*	5,000	219,100
Odyssey Reinsurance Holdings Corp.^	18,900	498,015
Ohio Casualty Corp.	33,050	982,576
Phoenix Cos., Inc.^	59,400	836,352
PMA Capital Corp., Class A*^	17,900	184,370
Presidential Life Corp.	7,000	172,060
ProAssurance Corp.*	17,664	851,051
Republic Cos. Group, Inc.	2,800	49,588
RLI Corp.^	13,450	648,021
Safety Insurance Group, Inc.	5,100	242,505
SeaBright Insurance Holdings , Inc.*	12,400	199,764
Selective Insurance Group, Inc.	16,500	921,855
State Auto Financial Corp.	14,650	476,711
Stewart Information Services Corp.^	8,600	312,266
Tower Group, Inc.	9,200	278,300
United Fire & Casualty Co.^	6,100	183,793
Universal American Financial Corp.*	12,600	165,690
USI Holdings Corp.*^	21,700	290,997
Zenith National Insurance Corp.	19,925	790,425

		20,776,100

Real Estate Investment Trusts (REIT) (6.5%)
Aames Investment Corp. (REIT)	61,300	305,887
Acadia Realty Trust (REIT)	16,100	380,765
Agree Realty Corp. (REIT)^	5,700	193,629
Alexander’s, Inc. (REIT)*^	800	217,408
Alexandria Real Estate Equities, Inc. (REIT)	12,000	1,064,160
American Campus Communities, Inc. (REIT)	18,400	457,240
American Financial Realty Trust (REIT)	59,300	574,024
American Home Mortgage Investment Corp. (REIT)^	22,864	842,767
Anthracite Capital, Inc. (REIT)^	27,200	330,752
Anworth Mortgage Asset Corp. (REIT)	57,900	480,570
Arbor Realty Trust, Inc. (REIT)	18,140	454,407
Ashford Hospitality Trust, Inc. (REIT)	22,600	285,212
BioMed Realty Trust, Inc. (REIT)	31,550	944,607
Boykin Lodging Co., Inc. (REIT)*	8,600	93,654
Brandywine Realty Trust (REIT)	12,461	400,870
Capital Lease Funding, Inc. (REIT)^	12,700	144,907
Capital Trust, Inc./New York, Class A (REIT)^	13,200	470,184
Cedar Shopping Centers, Inc. (REIT)^	30,800	453,376
CentraCore Properties Trust (REIT)^	19,500	482,625
Colonial Properties Trust (REIT)^	5,986	295,709
Columbia Equity Trust, Inc. (REIT)	2,700	41,472
Corporate Office Properties Trust (REIT)	15,900	669,072
Cousins Properties, Inc. (REIT)	20,700	640,251
Crescent Real Estate EQT Co. (REIT)	36,100	670,016
Deerfield Triarc Capital Corp. (REIT)	22,780	295,684
DiamondRock Hospitality Co. (REIT)	33,000	488,730
Digital Realty Trust, Inc. (REIT)	8,400	207,396
EastGroup Properties (REIT)	10,500	490,140
ECC Capital Corp. (REIT)^	7,400	9,028
Education Realty Trust, Inc. (REIT)	29,600	492,840
Entertainment Properties Trust (REIT)	12,900	555,345
Equity Inns, Inc. (REIT)	27,500	455,400
Equity Lifestyle Properties, Inc. (REIT)	11,600	508,428
Equity One, Inc. (REIT)^	16,870	352,583
Extra Space Storage, Inc. (REIT)^	23,100	375,144
FelCor Lodging Trust, Inc. (REIT)	34,513	750,313
Fieldstone Investment Corp. (REIT)^	21,300	195,108
First Industrial Realty Trust, Inc. (REIT)^	22,400	849,856
First Potomac Realty Trust (REIT)	15,200	452,808
Franklin Street Properties Corp. (REIT)	22,600	444,768
Friedman Billings Ramsey Group, Inc., Class A (REIT)	67,300	738,281
Getty Realty Corp. (REIT)^	8,800	250,272
Glenborough Realty Trust, Inc. (REIT)^	12,100	260,634
Glimcher Realty Trust (REIT)^	23,000	570,630
GMH Communities Trust (REIT)^	23,700	312,366
Government Properties Trust, Inc. (REIT)^	7,000	66,430
Gramercy Capital Corp./New York (REIT)	18,200	471,380
Healthcare Realty Trust, Inc. (REIT)	21,900	697,515
Heritage Property Investment Trust (REIT)^	12,900	450,468
Hersha Hospitality Trust (REIT)	25,000	232,250
Highland Hospitality Corp. (REIT)	31,200	439,296
Highwoods Properties, Inc. (REIT)	28,400	1,027,512
Home Properties, Inc. (REIT)^	20,000	1,110,200
HomeBanc Corp./Georgia (REIT)^	24,050	190,957
Impac Mortgage Holdings, Inc. (REIT)^	58,100	649,558
Inland Real Estate Corp. (REIT)^	42,500	632,400
Innkeepers USA Trust (REIT)	20,100	347,328
Investors Real Estate Trust (REIT)^	24,300	219,429
JER Investors Trust, Inc. (REIT)	9,700	150,835
Kilroy Realty Corp. (REIT)	4,400	317,900
Kite Realty Group Trust (REIT)	28,700	447,433

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
KKR Financial Corp. (REIT)	36,800	$765,808
LaSalle Hotel Properties (REIT)	20,800	963,040
Lexington Corporate Properties Trust (REIT)^	31,300	676,080
Longview Fibre Co. (REIT)	25,700	490,613
LTC Properties, Inc. (REIT)^	15,300	341,955
Luminent Mortgage Capital, Inc. (REIT)	52,000	481,520
Maguire Properties, Inc. (REIT)^	21,700	763,189
Medical Properties Trust, Inc. (REIT)^	17,700	195,408
MFA Mortgage Investments, Inc. (REIT)	33,700	231,856
Mid-America Apartment Communities, Inc. (REIT)	13,400	747,050
Mills Corp. (REIT)	26,000	695,500
MortgageIT Holdings, Inc. (REIT)^	26,900	324,414
National Health Investors, Inc. (REIT)^	11,200	301,168
National Health Realty, Inc. (REIT)^	2,100	39,795
National Retail Properties, Inc. (REIT)^	28,000	558,600
Nationwide Health Properties, Inc. (REIT)^	42,600	958,926
Newcastle Investment Corp. (REIT)^	21,000	531,720
Newkirk Realty Trust, Inc. (REIT)^	10,900	189,224
NorthStar Realty Finance Corp. (REIT)	16,900	202,969
Novastar Financial, Inc. (REIT)^	18,500	584,785
Omega Healthcare Investors, Inc. (REIT)	31,300	413,786
One Liberty Properties, Inc. (REIT)	900	17,100
Opteum, Inc., Class A (REIT)^	7,900	71,258
Origen Financial, Inc. (REIT)^	6,062	38,918
Parkway Properties, Inc./Maryland (REIT)^	6,200	282,100
Pennsylvania Real Estate Investment Trust (REIT)^	19,894	803,121
Post Properties, Inc. (REIT)	22,200	1,006,548
Potlatch Corp. (REIT)^	24,883	939,333
PS Business Parks, Inc. (REIT)^	10,100	595,900
RAIT Investment Trust (REIT)^	17,500	511,000
Ramco-Gershenson Properties Trust (REIT)^	7,400	199,282
Realty Income Corp. (REIT)	38,000	832,200
Redwood Trust, Inc. (REIT)^	9,000	439,470
Republic Property Trust (REIT)	17,900	176,852
Resource Capital Corp. (REIT)^	9,300	119,691
Saul Centers, Inc. (REIT)^	11,300	460,814
Saxon Capital, Inc. (REIT)^	21,700	248,248
Senior Housing Properties Trust (REIT)^	31,500	564,165
Sizeler Property Investors, Inc. (REIT)^	12,400	199,144
Sovran Self Storage, Inc. (REIT)^	11,900	604,401
Spirit Finance Corp. (REIT)	38,400	432,384
Strategic Hotels & Resorts, Inc. (REIT)	42,250	876,265
Sun Communities, Inc. (REIT)^	6,400	208,192
Sunstone Hotel Investors, Inc. (REIT)	33,500	973,510
Tanger Factory Outlet Centers (REIT)^	20,500	663,585
Taubman Centers, Inc. (REIT)	8,350	341,515
Trustreet Properties, Inc. (REIT)^	37,164	490,193
U-Store-It Trust (REIT)	18,500	348,910
Universal Health Realty Income Trust (REIT)^	12,500	391,875
Urstadt Biddle Properties, Inc., Class A (REIT)^	26,100	425,169
Washington Real Estate Investment Trust (REIT)^	22,200	814,740
Winston Hotels, Inc. (REIT)^	25,400	311,150

		52,244,648

Real Estate Management & Development (0.3%)
Affordable Residential Communities*^	31,100	334,325
Consolidated-Tomoka Land Co.^	3,000	165,420
Housevalues, Inc.*^	33,700	233,541
Jones Lang LaSalle, Inc.^	4,900	428,995
Tejon Ranch Co.*^	10,900	448,644
Trammell Crow Co.*^	17,500	615,475
United Capital Corp.*	2,000	53,000
ZipRealty, Inc.*^	6,900	58,512

		2,337,912

Thrifts & Mortgage Finance (2.3%)
Accredited Home Lenders Holding Co.*^	8,500	406,385
Anchor Bancorp Wisconsin, Inc.^	9,700	292,649
Bank Mutual Corp.^	31,905	389,879
BankAtlantic Bancorp, Inc.,Class A^	20,900	310,156
Bankunited Financial Corp., Class A	13,800	421,176
Berkshire Hills Bancorp, Inc.^	7,400	262,552
Beverly Hills Bancorp, Inc.^	4,400	42,328
BFC Financial Corp.*^	46,550	322,126
Brookline Bancorp, Inc.^	26,517	365,139
Capital Crossing Bank*^	1,200	29,520
Charter Financial Corp./Georgia^	7,900	311,734
CharterMac^	28,600	535,106
City Bank/Washington	9,664	450,922
Clifton Savings Bancorp, Inc.	13,600	147,288
Coastal Financial Corp./South Carolina^	23,959	312,425
Commercial Capital Bancorp, Inc.	18,872	297,234
Corus Bankshares, Inc.^	23,400	612,612
Delta Financial Corp.^	2,200	21,670
Dime Community Bancshares, Inc.^	15,850	215,085
Doral Financial Corp.^	36,800	235,888
Downey Financial Corp.	9,600	651,360
Farmer Mac, Class C	8,700	240,990
Fidelity Bankshares, Inc.^	9,750	310,245
First Busey Corp.^	14,250	291,697
First Defiance Financial Corp.^	700	18,445
First Financial Holdings, Inc.	4,500	144,000
First Niagara Financial Group, Inc.^	63,576	891,336
First Place Financial Corp./Ohio	4,900	112,749
FirstFed Financial Corp.*^	8,400	484,428
Flagstar Bancorp, Inc.^	14,800	236,208
Flushing Financial Corp.	14,400	258,624
Franklin Bank Corp./Texas*^	22,600	456,294
Fremont General Corp.^	32,500	603,200
Harbor Florida Bancshares, Inc.^	11,000	408,540
Horizon Financial Corp.^	5,100	139,893
ITLA Capital Corp.	5,500	289,190
Kearny Financial Corp.^	13,240	195,952

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
KNBT Bancorp, Inc.^	12,300	$203,196
MAF Bancorp, Inc.	19,804	848,403
NASB Financial, Inc.^	6,700	226,259
NetBank, Inc.^	26,400	175,032
NewAlliance Bancshares, Inc.^	66,500	951,615
Northwest Bancorp, Inc.^	7,600	201,400
OceanFirst Financial Corp.	6,300	139,986
Ocwen Financial Corp.*^	15,800	200,818
Partners Trust Financial Group, Inc.^	21,597	246,422
Pennfed Financial Services, Inc.	16,300	303,995
PFF Bancorp, Inc.	9,450	313,362
Provident Financial Holdings, Inc.^	1,600	48,000
Provident Financial Services, Inc.	36,456	654,385
Provident New York Bancorp^	16,077	212,538
Rockville Financial, Inc.*^	11,500	169,280
Sound Federal Bancorp, Inc.	8,700	180,873
TierOne Corp.	7,700	260,029
Triad Guaranty, Inc.*	3,950	193,076
Trustco Bank Corp./New York^	33,183	365,677
United Community Financial Corp./Ohio^	11,700	140,400
United Financial Bancorp, Inc.^	3,173	42,233
W Holding Co., Inc.^	46,600	309,890
Wauwatosa Holdings, Inc.*^	15,800	269,548
Westfield Financial, Inc.^	10,900	316,100
WSFS Financial Corp.	2,500	153,625

		18,841,167

Total Financials		169,309,706

Health Care (11.6%)
Biotechnology (2.9%)
Aastrom Biosciences, Inc.*^	12,400	16,492
Acadia Pharmaceuticals, Inc.*^	17,400	146,856
Alexion Pharmaceuticals, Inc.*^	14,080	508,570
Alkermes, Inc.*	53,700	1,016,004
Alnylam Pharmaceuticals, Inc.*	19,400	292,552
Altus Pharmaceuticals, Inc.*	26,100	481,545
Amylin Pharmaceuticals, Inc.*^	18,000	888,660
Antigenics, Inc.*^	8,300	17,596
Applera Corp.- Celera Genomics Group*	31,600	409,220
Arena Pharmaceuticals, Inc.*^	19,400	224,652
Ariad Pharmaceuticals, Inc.*^	45,900	207,009
Arqule, Inc.*^	4,900	27,636
Array Biopharma, Inc.*^	17,700	152,220
BioCryst Pharmaceuticals, Inc.*	20,400	292,332
Bioenvision, Inc.*	16,100	85,813
BioMarin Pharmaceuticals, Inc.*^	44,168	634,694
Cell Genesys, Inc.*^	16,700	83,834
Cell Therapeutics, Inc.*^	6,261	9,016
Cepheid, Inc.*^	18,500	179,635
Coley Pharmaceutical Group, Inc.*^	12,600	145,530
Cotherix, Inc.*^	33,200	285,852
Cubist Pharmaceuticals, Inc.*	31,649	796,922
CuraGen Corp.*^	11,900	41,650
Curis, Inc.*	300	405
CV Therapeutics, Inc.*^	18,756	262,021
deCODE genetics, Inc.*^	23,600	146,084
Dendreon Corp.*^	39,300	190,212
Digene Corp.*	7,500	290,550
Dov Pharmaceutical, Inc.*	9,100	19,292
Dusa Pharmaceuticals, Inc.*^	2,700	15,255
Encysive Pharmaceuticals, Inc.*	26,600	184,338
Enzon Pharmaceuticals, Inc.*	22,000	165,880
Genitope Corp.*^	39,000	246,480
Genomic Health, Inc.*^	13,400	157,718
Geron Corp.*^	65,400	451,260
GTx, Inc.*^	13,400	121,940
Human Genome Sciences, Inc.*^	75,000	802,500
ICOS Corp.*^	31,900	701,481
Idenix Pharmaceuticals, Inc.*	26,800	251,920
Immunogen, Inc.*^	5,300	16,589
Incyte Corp.*^	48,400	222,640
InterMune, Inc.*^	29,600	486,920
Introgen Therapeutics, Inc.*^	8,300	35,275
Isis Pharmaceuticals, Inc.*^	52,400	317,020
Keryx Biopharmaceuticals, Inc.*^	16,600	235,720
Lexicon Genetics, Inc.*^	28,480	125,027
MannKind Corp.*^	11,900	253,589
Marshall Edwards, Inc.*^	3,900	13,221
Martek Biosciences Corp.*^	13,400	387,930
Maxygen, Inc.*^	27,200	203,456
Medarex Inc.*^	68,900	662,129
Momenta Pharmaceuticals, Inc.*	27,800	353,338
Monogram Biosciences, Inc.*^	57,700	114,246
Myogen, Inc.*^	21,400	620,600
Myriad Genetics, Inc.*^	23,250	587,062
Nabi Biopharmaceuticals*^	66,457	381,463
Neopharm, Inc.*^	4,601	24,523
Neurocrine Biosciences, Inc.*^	19,300	204,580
Neurogen Corp.*^	3,700	18,944
Northfield Laboratories, Inc.*^	28,800	284,832
NPS Pharmaceuticals, Inc.*^.	20,484	99,962
Nuvelo, Inc.*.	27,200	452,880
Onyx Pharmaceuticals, Inc.*^	18,000	302,940
OSI Pharmaceuticals, Inc.*	26,000	856,960
Pharmion Corp.*^	28,400	483,652
Progenics Pharmaceuticals, Inc.*^	8,800	211,728
Regeneron Pharmaceuticals, Inc.*^	16,600	212,812
Renovis, Inc.*^	30,000	459,300
Rigel Pharmaceuticals, Inc.*^	10,200	99,246
Savient Pharmaceuticals, Inc.*.	41,900	219,975
Seattle Genetics, Inc.*^	11,900	54,740
Senomyx, Inc.*^	11,800	170,274
Sirna Therapeutics, Inc.*	50,100	285,570
Solexa, Inc.*.	34,100	289,850
StemCells, Inc.*^	8,800	18,040
Tanox, Inc.*^	25,700	355,431
Telik, Inc.*^	22,600	372,900
Tercica, Inc.*^	3,900	20,631
Threshold Pharmaceuticals, Inc.*^	3,800	13,300
Trimeris, Inc.*^	15,432	177,314
United Therapeutics Corp.*^	11,280	651,646
Vertex Pharmaceuticals, Inc.*^	15,700	576,347
ViaCell, Inc.*^	12,300	55,965
Zymogenetics, Inc.*^	20,100	381,297

		23,323,490

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*^	17,800	398,186
Abiomed, Inc.*^	11,500	149,155
Adeza Biomedical Corp.*^	9,400	131,788
Align Technology, Inc.*^	29,800	220,222
American Medical Systems Holdings, Inc.*	34,500	574,425
Analogic Corp.	6,200	288,982
Angiodynamics, Inc.*^	17,400	470,670
Arrow International, Inc	11,200	368,144
ArthroCare Corp.*^	14,100	592,341
Aspect Medical Systems, Inc.*^	26,700	465,648
Biosite, Inc.*	7,256	331,309
Candela Corp.*^	10,600	168,116

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Cantel Medical Corp.*^	2,500	$35,600
Conceptus, Inc.*	20,300	276,892
Conmed Corp.*^	13,800	285,660
Conor Medsystems, Inc.*^	9,600	264,864
Cyberonics, Inc.*^	23,100	492,492
Datascope Corp.^	12,100	373,164
DexCom, Inc.*^	34,600	469,868
Diagnostic Products Corp.	14,300	831,831
DJO, Inc.*	10,400	383,032
Encore Medical Corp.*^	29,800	143,338
EPIX Pharmaceuticals, Inc.*^	2,700	11,745
ev3, Inc.*^	32,583	482,554
Foxhollow Technologies, Inc.*^	18,000	491,760
Greatbatch, Inc.*^	9,800	231,280
Haemonetics Corp.*	15,100	702,301
HealthTronics, Inc.*^	16,200	123,930
Hologic, Inc.*	26,400	1,303,104
I-Flow Corp.*^	12,900	139,578
ICU Medical, Inc.*^	6,100	257,664
Immucor, Inc.*	34,068	655,128
Integra LifeSciences Holdings Corp.*^	8,100	314,361
Intermagnetics General Corp.*^	24,538	662,035
Intralase Corp.*^	20,700	346,518
Intuitive Surgical, Inc.*^	5,400	637,038
Invacare Corp.^	14,200	353,296
Inverness Medical Innovations, Inc.*^	12,200	344,406
IRIS International, Inc.*^	27,900	367,164
Kensey Nash Corp.*^	12,400	365,800
Kyphon, Inc.*^	24,100	924,476
Laserscope*	21,300	656,253
Lifecell Corp.*^	15,700	485,444
Mentor Corp.^	21,700	943,950
Meridian Bioscience, Inc.	11,700	291,915
Merit Medical Systems, Inc.*^	22,712	312,517
Neurometrix, Inc.*	5,600	170,576
NuVasive, Inc.*	24,011	437,721
NxStage Medical, Inc.*^	14,800	129,204
OccuLogix, Inc.*^	5,800	12,586
OraSure Technologies, Inc.*^	50,800	483,616
Palomar Medical Technologies, Inc.*^	6,800	310,284
PolyMedica Corp.^	10,630	382,255
Sirona Dental Systems, Inc.	8,100	320,922
Somanetics Corp.*^	4,000	76,400
SonoSite, Inc.*^	7,080	276,403
Stereotaxis, Inc.*^	18,000	194,220
STERIS Corp.	36,500	834,390
SurModics, Inc.*^	6,400	231,104
Symmetry Medical, Inc.*^	30,160	464,464
ThermoGenesis Corp.*^	71,400	294,168
Thoratec Corp.*	24,355	337,804
TriPath Imaging, Inc.*^	28,900	191,318
Viasys Healthcare, Inc.*	15,000	384,000
Vital Signs, Inc.	8,500	421,005
Vnus Medical Technologies, Inc.*^	3,100	25,978
West Pharmaceutical Services, Inc.	14,914	541,080
Wright Medical Group, Inc.*^	18,400	385,112
Young Innovations, Inc.	7,900	278,317
Zoll Medical Corp.*	9,400	307,944

		26,610,815

Health Care Providers & Services (2.5%)
Alliance Imaging, Inc.*	32,700	209,280
Allied Healthcare International, Inc.*	5,100	13,668
Allion Healthcare, Inc.*	5,900	51,271
Amedisys, Inc.*^	6,600	250,140
America Service Group, Inc.*^	5,700	88,464
American Dental Partners, Inc.*^	1,850	28,231
American Retirement Corp.*	20,000	655,400
AMERIGROUP Corp.*	23,700	735,648
AMN Healthcare Services, Inc.*	11,006	223,422
Amsurg Corp.*	13,650	310,538
Apria Healthcare Group, Inc.*	21,900	413,910
Bio-Reference Labs, Inc.*^	10,400	226,304
BioScrip, Inc.*^	4,500	24,165
Brookdale Senior Living, Inc.^	1,220	54,583
Centene Corp.*^	24,900	585,897
Chemed Corp.^	14,700	801,591
Corvel Corp.*^	7,350	183,750
Cross Country Healthcare, Inc.*^	13,800	251,022
Emeritus Corp.*	14,000	262,500
Genesis HealthCare Corp.*	10,500	497,385
Gentiva Health Services, Inc.*	28,600	458,458
HealthExtras, Inc.*^	9,800	296,156
HealthSpring, Inc.*^	13,100	245,625
Healthways, Inc.*	20,000	1,052,800
Hooper Holmes, Inc.^	5,200	15,860
Horizon Health Corp.*^	8,900	185,832
Inventive Health, Inc.*	15,100	434,578
Kindred Healthcare, Inc.*	18,300	475,800
Landauer, Inc.^	9,800	469,420
LCA-Vision, Inc.^	11,450	605,819
LHC Group, Inc.*^	9,900	197,208
Magellan Health Services, Inc.*	20,100	910,731
Matria Healthcare, Inc.*^	22,300	477,666
Medcath Corp.*^	23,700	446,508
Molina Healthcare, Inc.*^	6,700	254,935
MWI Veterinary Supply, Inc.*	6,800	247,724
National Healthcare Corp.^	4,600	204,930
Nighthawk Radiology Holdings, Inc.*^	26,800	480,792
Odyssey HealthCare, Inc.*	12,975	227,971
Option Care, Inc.^	13,500	161,730
Owens & Minor, Inc.	20,900	597,740
PainCare Holdings, Inc.*^	15,800	32,390
Pediatrix Medical Group, Inc.*	7,100	321,630
Providence Service Corp.*^	6,600	179,718
PSS World Medical, Inc.*^	32,300	570,095
Psychiatric Solutions, Inc.*^	25,800	739,428
Radiation Therapy Services, Inc.*^	15,950	429,214
RehabCare Group, Inc.*	18,600	323,268
Res-Care, Inc.*	24,800	496,000
Sunrise Senior Living, Inc.*	21,180	585,627
Symbion, Inc.*^	21,500	446,340
U.S. Physical Therapy, Inc.*^	2,300	33,672
United Surgical Partners International, Inc.*^	25,200	757,764
Visicu, Inc.*	16,600	292,990
VistaCare, Inc., Class A*	8,000	96,800
WellCare Health Plans, Inc.*^	2,800	137,340

		19,757,728

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*^	18,200	319,410
Computer Programs & Systems, Inc.^	4,800	191,808
Dendrite International, Inc.*	21,000	194,040
Eclipsys Corp.*^	21,200	384,992
Emageon, Inc.*^	12,560	183,250
Merge Technologies, Inc.*^	23,200	285,592

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Per-Se Technologies, Inc.*	18,459	$464,798
Phase Forward, Inc.*	16,300	187,776
TriZetto Group, Inc.*	18,300	270,657
Vital Images, Inc.*	6,600	163,020
WebMD Health Corp., Class A*^	1,400	66,220

		2,711,563

Life Sciences Tools & Services (1.2%)
Advanced Magnetics, Inc.*	9,400	284,068
Albany Molecular Research, Inc.*^	27,300	291,564
Bio-Rad Laboratories, Inc., Class A*^	10,100	655,894
Bruker BioSciences Corp.*	52,243	280,022
Caliper Life Sciences, Inc.*^	7,800	38,922
Cambrex Corp.^	10,500	218,715
Dionex Corp.*	9,900	541,134
Diversa Corp.*^	36,000	347,760
Enzo Biochem, Inc.*^	31,978	482,228
eResearch Technology, Inc.*^	26,625	242,288
Exelixis, Inc.*^	36,200	363,810
Illumina, Inc.*^	23,800	705,908
Kendle International, Inc.*	7,700	282,821
Luminex Corp.*^	27,700	481,703
Molecular Devices Corp.*	7,800	238,368
Nanogen, Inc.*^.	24,800	47,120
Nektar Therapeutics*^	50,500	926,170
Parexel International Corp.*^	12,500	360,625
PRA International*	19,200	427,584
Serologicals Corp.*	20,000	628,800
SFBC International, Inc.*	6,600	100,056
Stratagene Corp.	4,300	26,531
Varian, Inc.*	16,900	701,519
Ventana Medical Systems, Inc.*^	15,600	736,008

		9,409,618

Pharmaceuticals (1.4%)
Adams Respiratory Therapeutics, Inc.*	14,900	664,838
Adolor Corp.*	20,400	510,204
Alpharma, Inc., Class A	18,400	442,336
Andrx Corp.*	42,000	973,980
AtheroGenics, Inc.*^	17,800	232,290
AVANIR Pharmaceuticals, Class A*^	19,925	136,287
Barrier Therapeutics, Inc.*^	2,873	18,789
Bentley Pharmaceuticals, Inc.*^	18,600	203,856
Caraco Pharmaceutical Laboratories Ltd.*	15,900	145,485
CNS, Inc.^	8,500	208,250
Connetics Corp.*^	12,977	152,610
Cypress Bioscience, Inc.*^	13,000	79,820
Discovery Laboratories, Inc.*^	4,700	9,823
Durect Corp.*^	30,400	117,648
Hi-Tech Pharmacal Co., Inc.*	6,300	104,391
Inspire Pharmaceuticals, Inc.*^	13,300	61,845
ISTA Pharmaceuticals, Inc.*^	3,500	25,270
KV Pharmaceutical Co.*^	17,200	320,952
Medicines Co.*^	25,100	490,705
Medicis Pharmaceutical Corp., Class A^	31,200	748,800
MGI Pharma, Inc.*	44,200	950,300
Nastech Pharmaceutical Co., Inc.*^	9,700	153,260
New River Pharmaceuticals, Inc.*^	10,000	285,000
NitroMed, Inc.*^	13,100	63,273
Noven Pharmaceuticals, Inc.*^	27,100	485,090
Pain Therapeutics, Inc.*^	53,400	445,890
Par Pharmaceutical Cos., Inc.*^	18,000	332,280
Penwest Pharmaceuticals Co.*^	17,200	375,476
Perrigo Co.	44,300	713,230
Pozen, Inc.*^	11,200	78,848
Salix Pharmaceuticals Ltd.*^	19,900	244,770
Sciele Pharma, Inc.*^	11,200	259,728
Somaxon Pharaceuticals, Inc.*^	12,300	192,003
SuperGen, Inc.*^	32,200	116,886
Valeant Pharmaceuticals International	42,500	719,100
Viropharma, Inc.*	32,600	281,012
Xenoport, Inc.*^	12,000	217,320

		11,561,645

Total Health Care		93,374,859

Industrials (14.2%)
Aerospace & Defense (1.5%)
AAR Corp.*	19,150	425,704
Applied Signal Technology, Inc.^	1,600	27,264
Argon ST, Inc.*	7,600	202,388
Armor Holdings, Inc.*^	5,004	274,369
Aviall, Inc.*	17,600	836,352
BE Aerospace, Inc.*	43,900	1,003,554
Ceradyne, Inc.*^	13,950	690,385
Cubic Corp.^	14,800	290,228
Curtiss-Wright Corp.^	24,400	753,472
DHB Industries, Inc.*^†	21,700	21,700
DRS Technologies, Inc.	5,390	262,763
DynCorp International, Inc., Class A*	26,300	272,994
EDO Corp.^	15,400	374,836
Essex Corp.*^	11,800	217,356
Esterline Technologies Corp.	13,200	548,988
GenCorp, Inc.*^	28,100	450,443
Heico Corp.^	11,400	323,190
Herley Industries, Inc.*^	13,900	155,819
Hexcel Corp.*^	53,200	835,772
Innovative Solutions & Support, Inc.*^	7,500	105,450
Ionatron, Inc.*^	25,400	161,290
K&F Industries Holdings, Inc.*^	27,900	494,667
Ladish Co., Inc.*	8,000	299,760
Moog, Inc., Class A*^	21,659	741,171
MTC Technologies, Inc.*	9,400	222,122
Orbital Sciences Corp.*^	24,600	397,044
Sypris Solutions, Inc.	4,500	42,525
Taser International, Inc.*^	28,500	225,435
Teledyne Technologies, Inc.*	17,568	575,528
Triumph Group, Inc.*	8,400	403,200
United Industrial Corp./New York^	5,100	230,775

		11,866,544

Air Freight & Logistics (0.5%)
ABX Air, Inc.*	72,300	436,692
Atlas Air Worldwide Holdings, Inc.*	9,200	451,168
Dynamex, Inc.*^	10,400	226,824
EGL, Inc.*	17,300	868,460
Forward Air Corp.^	15,650	637,425
Hub Group, Inc., Class A*	19,400	475,882
Pacer International, Inc.	19,700	641,826

		3,738,277

Airlines (0.6%)
Airtran Holdings, Inc.*^	44,100	655,326

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Alaska Air Group, Inc.*	22,200	$875,124
Continental Airlines, Inc., Class B*^	12,000	357,600
ExpressJet Holdings, Inc.*	36,100	249,451
Frontier Airlines Holdings, Inc.*	38,100	274,701
JetBlue Airways Corp.*	79,600	966,344
MAIR Holdings, Inc.*^	4,800	29,808
Mesa Air Group, Inc.*	48,200	474,770
Pinnacle Airlines Corp.*^	11,700	82,368
Republic Airways Holdings, Inc.*	12,100	205,942
Skywest, Inc.	37,700	934,960

		5,106,394

Building Products (0.6%)
AAON, Inc.	9,100	233,506
American Woodmark Corp.^	6,600	231,264
Ameron International Corp.^	4,500	301,590
Apogee Enterprises, Inc.^	13,000	191,100
Builders FirstSource, Inc.*	11,000	223,960
ElkCorp^	10,800	299,916
Goodman Global, Inc.*	18,600	282,348
Griffon Corp.*^	13,200	344,520
Insteel Industries, Inc.	11,600	280,720
Jacuzzi Brands, Inc.*^	32,502	286,018
Lennox International, Inc.	8,001	211,866
NCI Building Systems, Inc.*^.	10,500	558,285
Simpson Manufacturing Co., Inc.^	22,300	803,915
Trex Co., Inc.*^	7,600	196,764
Universal Forest Products, Inc.^	8,950	561,434

		5,007,206

Commercial Services & Supplies (3.8%)
ABM Industries, Inc.^	19,000	324,900
ACCO Brands Corp.*	20,600	451,140
Administaff, Inc.	10,900	390,329
Advisory Board Co.*	8,800	423,192
American Ecology Corp.^	8,300	219,950
American Reprographics Co.*	14,300	518,375
Amrep Corp.	4,700	255,304
Angelica Corp.^	2,000	35,080
Banta Corp.	14,200	657,886
Bowne & Co., Inc.	18,500	264,550
Brady Corp., Class A^	26,100	961,524
Casella Waste Systems, Inc.*	21,400	280,126
CBIZ, Inc.*^	63,293	469,001
CDI Corp.^	14,400	417,600
Central Parking Corp.^	17,400	278,400
Cenveo, Inc.*^	27,900	500,805
Clean Harbors, Inc.*^	10,900	439,379
Coinstar, Inc.*	14,700	351,918
Compx International, Inc.	10,100	180,790
COMSYS IT Partners, Inc.*^	8,600	130,032
Consolidated Graphics, Inc.*	6,000	312,360
Corrections Corp. of America*^	5,519	292,176
CoStar Group, Inc.*	9,700	580,351
Covanta Holding Corp.*^	15,445	272,604
CRA International, Inc.*^	4,400	198,616
Deluxe Corp.	23,500	410,780
Diamond Cluster International, Inc.*^	25,314	200,487
Ennis, Inc.	11,000	216,480
Exponent, Inc.*	11,800	199,420
First Advantage Corp.*^	22,100	514,046
FTI Consulting, Inc.*	17,875	478,514
G&K Services, Inc., Class A^	7,800	267,540
Geo Group, Inc.*	12,500	438,125
Global Cash Access, Inc.*	30,000	468,900
Healthcare Services Group, Inc.^	11,250	235,688
Heidrick & Struggles, Inc.*	8,400	284,256
Herman Miller, Inc.	30,400	783,408
Hudson Highland Group, Inc.*^	8,000	86,320
Huron Consulting Group, Inc.*	6,400	224,576
IHS, Inc., Class A*	17,800	527,414
IKON Office Solutions, Inc.	57,700	727,020
John H. Harland Co.	13,300	578,550
Kelly Services, Inc., Class A^	17,100	464,607
Kenexa Corp.*	9,200	293,020
Kforce, Inc.*	13,200	204,468
Knoll, Inc.	17,300	317,628
Korn/Ferry International*^	23,092	452,372
Labor Ready, Inc.*	28,050	635,332
Layne Christensen Co.*^	6,200	175,770
Learning Tree International, Inc.*^	3,800	33,326
LECG Corp.*^	23,100	426,657
M & F Worldwide Corp.*	18,100	291,410
McGrath Rentcorp^	9,000	250,290
Mine Safety Appliances Co.^	15,200	611,040
Mobile Mini, Inc.*^	18,636	545,289
Navigant Consulting, Inc.*^	24,550	556,058
NCO Group, Inc.*	15,400	407,176
PHH Corp.*	26,300	724,302
Pike Electric Corp.*	24,000	462,240
PRG-Schultz International, Inc.*^	4,600	2,070
Resources Connection, Inc.*^	23,800	595,476
Rollins, Inc.^	17,175	337,317
Schawk, Inc.^	23,800	416,500
School Specialty, Inc.*^	12,000	382,200
Sirva, Inc.*	52,200	337,734
SOURCECORP, Inc.*	6,500	161,135
Spherion Corp.*	32,080	292,570
Standard Register Co.^	16,600	196,710
Taleo Corp., Class A*	16,000	188,640
TeleTech Holdings, Inc.*	17,900	226,614
Tetra Tech, Inc.*	32,015	567,946
TRM Corp.*^	9,600	66,528
United Stationers, Inc.*	16,600	818,712
Viad Corp.	9,500	297,350
Volt Information Sciences, Inc.*	13,900	647,740
Waste Connections, Inc.*	27,800	1,011,920
Waste Industries USA, Inc.	10,200	231,336
Waste Services, Inc.*	14,100	126,759
Watson Wyatt Worldwide, Inc., Class A^	23,700	832,818

		30,436,972

Construction & Engineering (0.5%)
Comfort Systems USA, Inc.	17,500	250,075
EMCOR Group, Inc.*	17,900	871,193
Granite Construction, Inc.	18,300	828,441
Infrasource Services, Inc.*^	11,800	214,878
Insituform Technologies, Inc., Class A*^	11,100	254,079
Perini Corp.*^	9,700	218,250
Quanta Services, Inc.*^	16,500	285,945
Shaw Group, Inc.*^	10,180	283,004
URS Corp.*	5,700	239,400
Washington Group International, Inc.	15,300	816,102

		4,261,367

Electrical Equipment (1.6%)
A.O. Smith Corp.	11,350	526,186

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Acuity Brands, Inc.^	23,325	$907,576
American Superconductor Corp.*^	29,800	263,134
Baldor Electric Co.^	14,800	463,092
Belden CDT, Inc.	26,500	875,825
C&D Technologies, Inc.^	8,200	61,664
China BAK Battery, Inc.*	31,400	267,214
Encore Wire Corp.*^	13,000	467,220
Energy Conversion Devices, Inc.*^	21,300	775,959
EnerSys*^.	19,600	409,640
Evergreen Solar, Inc.*^	36,400	472,472
Franklin Electric Co., Inc.	11,700	604,188
FuelCell Energy, Inc.*^	33,900	324,762
General Cable Corp.*	26,450	925,750
Genlyte Group, Inc.*	14,000	1,014,020
Global Power Equipment Group, Inc.*^	13,400	42,612
GrafTech International Ltd.*^	36,400	211,120
Ii-Vi, Inc.*	22,300	408,090
LaBarge, Inc.*^	2,300	30,521
LSI Industries, Inc.	27,750	471,472
Medis Technologies Ltd.*^	9,900	200,772
Plug Power, Inc.*^	47,000	219,490
Powell Industries, Inc.*^	6,100	145,973
Power-One, Inc.*^	77,400	510,840
Preformed Line Products Co.^	900	34,110
Regal-Beloit Corp	14,600	644,590
Superior Essex, Inc.*	8,400	251,412
Ultralife Batteries, Inc.*^	6,300	63,819
Valence Technology, Inc.*^	17,050	29,497
Vicor Corp.^	28,900	478,873
Woodward Governor Co.^	14,700	448,497

		12,550,390

Industrial Conglomerates (0.2%)
Raven Industries, Inc.^	6,800	214,200
Sequa Corp., Class A*	2,900	236,350
Standex International Corp.	14,800	449,180
Tredegar Corp.	30,676	485,294
Walter Industries, Inc.^	5,600	322,840

		1,707,864

Machinery (2.7%)
3D Systems Corp.*^	7,300	146,657
Accuride Corp.*	15,100	188,297
Actuant Corp., Class A^	13,400	669,330
AGCO Corp.*	13,100	344,792
Alamo Group, Inc.	1,500	31,575
Albany International Corp.	16,550	701,555
American Railcar Industries, Inc.^	15,800	523,138
American Science & Engineering, Inc.*^	3,500	202,720
Astec Industries, Inc.*^	6,900	235,428
ASV, Inc.*^	21,200	488,448
Badger Meter, Inc.^	7,400	199,800
Barnes Group, Inc.	18,320	365,484
Briggs & Stratton Corp.	29,600	920,856
Bucyrus International, Inc., Class A	21,025	1,061,762
Cascade Corp.^	5,300	209,615
CIRCOR International, Inc.^	7,600	231,724
Clarcor, Inc.	27,200	810,288
Columbus McKinnon Corp.*	13,100	284,794
Commercial Vehicle Group, Inc.*	9,400	194,392
Crane Co.	7,400	307,840
Dynamic Materials Corp.	6,700	225,991
EnPro Industries, Inc.*^	13,200	443,520
ESCO Technologies, Inc.*^	12,504	668,339
Federal Signal Corp.	25,500	386,070
Flanders Corp.*^	18,200	182,546
Flow International Corp.*	20,200	284,214
Flowserve Corp.*	8,000	455,200
Freightcar America, Inc.	4,800	266,448
Gardner Denver, Inc.*	7,400	284,900
Gehl Co.*^	9,400	239,982
Gorman-Rupp Co.^	5,025	133,665
Greenbrier Cos., Inc.	6,700	219,358
JLG Industries, Inc.	14,700	330,750
Kadant, Inc.*	9,000	207,000
Kaydon Corp.^	20,500	764,855
Kennametal, Inc	5,500	342,375
Lincoln Electric Holdings, Inc.	5,200	325,780
Lindsay Manufacturing Co.^	11,950	324,084
Manitowoc Co., Inc.	8,500	378,250
Middleby Corp.*^.	5,800	502,048
Mueller Industries, Inc.	26,200	865,386
Mueller Water Products, Inc., Class A*	16,000	278,560
NACCO Industries, Inc., Class A	2,300	316,043
Navistar International Corp.*	28,400	698,924
Nordson Corp.^	14,100	693,438
Omega Flex, Inc.*^	2,400	48,120
RBC Bearings Inc.*^	9,800	222,460
Robbins & Myers, Inc.	12,600	329,364
Sun Hydraulics Corp.^	1,850	38,443
Tecumseh Products Co., Class A*^.	23,556	452,275
Tennant Co.	4,400	221,232
Titan International, Inc.^	11,700	218,907
Trinity Industries, Inc.^	9,450	381,780
TurboChef Technologies, Inc.*^	25,900	288,008
Valmont Industries, Inc.^	7,600	353,324
Wabash National Corp.^	12,500	192,000
Wabtec Corp.	24,686	923,256
Watts Water Technologies, Inc., Class A^	10,800	362,340

		21,967,730

Marine (0.2%)
American Commercial Lines, Inc.*	14,100	849,525
Horizon Lines, Inc., Class A	29,900	478,998
Kirby Corp.*	5,750	227,125

		1,555,648

Road & Rail (1.0%)
AMERCO, Inc.*	5,600	563,696
Arkansas Best Corp.^	11,828	593,884
Celadon Group, Inc.*	13,800	304,152
Covenant Transport, Inc., Class A*^	1,700	25,874
Dollar Thrifty Automotive Group, Inc.*	12,100	545,347
Florida East Coast Industries, Inc.^	18,600	973,338
Frozen Foods Express Industries, Inc.*^	500	5,510
Genesee & Wyoming, Inc., Class A*^	18,325	649,988
Heartland Express, Inc.	30,712	549,438
Kansas City Southern Industries, Inc.*^	10,800	299,160
Knight Transportation, Inc.^	28,609	577,902
Marten Transport Ltd.*	15,652	340,274

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Old Dominion Freight Line*^	12,150	$456,718
PAM Transportation Services, Inc.*	6,000	173,340
RailAmerica, Inc.*^	17,000	177,820
SCS Transportation, Inc.*	10,300	283,559
U.S. Xpress Enterprises, Inc., Class A*	20,850	563,367
Universal Truckload Services, Inc.*	7,600	259,388
USA Truck, Inc.*^	5,100	90,882
Werner Enterprises, Inc.^	23,500	476,345

		7,909,982

Trading Companies & Distributors (0.9%)
Applied Industrial Technologies, Inc.	25,500	619,905
Beacon Roofing Supply, Inc.*^	22,650	498,526
BlueLinx Holdings, Inc.^	35,700	465,171
Electro Rent Corp.*^	17,000	272,340
GATX Corp.	5,800	246,500
H&E Equipment Services, Inc.*^	18,100	533,045
Huttig Building Products, Inc.*^	5,700	46,170
Interline Brands, Inc.*	20,860	487,707
Kaman Corp.	12,300	223,860
Lawson Products, Inc.^	8,200	323,244
Nuco2, Inc.*^	18,500	444,740
Rush Enterprises, Inc., Class A*^	11,700	212,589
TAL International Group, Inc.*	19,900	479,590
TransDigm Group, Inc.*	11,100	265,845
UAP Holding Corp.	28,500	621,585
United Rentals, Inc.*	8,900	284,622
Watsco, Inc.^	15,400	921,228
WESCO International, Inc.*	4,700	324,300
Williams Scotsman International, Inc.*^	9,200	200,928

		7,471,895

Transportation Infrastructure (0.1%)
Interpool, Inc.^	21,600	479,952

Total Industrials		114,060,221

Information Technology (17.8%)
Communications Equipment (2.5%)
3Com Corp.*^	226,500	1,159,680
Adtran, Inc.^	37,800	847,854
Airspan Networks, Inc.*^	8,600	21,500
Anaren, Inc.*^	10,908	223,505
Andrew Corp.*	73,100	647,666
Arris Group, Inc.*	54,800	718,976
Avocent Corp.*	24,800	651,000
Bel Fuse, Inc., Class B^	13,192	432,829
Black Box Corp.	8,900	341,137
Blue Coat Systems, Inc.*	11,100	187,146
C-COR, Inc.*^	50,900	392,948
Ciena Corp.*	83,400	401,154
CommScope, Inc.*	30,300	952,026
Comtech Telecommunications Corp.*^	9,225	270,016
Digi International, Inc.*^	12,500	156,625
Ditech Networks, Inc.*	20,700	180,504
Dycom Industries, Inc.*	21,533	458,438
EndWave Corp.*^	4,200	52,206
Extreme Networks, Inc.*^	46,200	192,192
Finisar Corp.*^	128,100	418,887
Foundry Networks, Inc.*	73,700	785,642
Glenayre Technologies, Inc.*^	15,600	41,184
Harmonic, Inc.*^	50,600	226,688
Inter-Tel, Inc.	8,750	184,275
Interdigital Communications Corp.*^	31,600	1,103,156
Ixia*	47,744	429,696
Loral Space & Communications, Inc.*	9,800	277,928
MasTec, Inc.*^	21,400	282,694
MRV Communications, Inc.*^	131,000	407,410
Netgear, Inc.*^	13,900	300,935
Oplink Communications, Inc.*^	17,442	319,363
Optical Communication Products, Inc.*^	72,000	144,720
Packeteer, Inc.*	13,200	149,688
Pegasus Wireless Corp.*	34,900	312,006
Plantronics, Inc.^	23,800	528,598
Polycom, Inc.*	47,000	1,030,240
Powerwave Technologies, Inc.*	67,800	618,336
Redback Networks, Inc.*	31,000	568,540
SafeNet, Inc.*^	27,129	480,726
SeaChange International, Inc.*^	6,700	46,632
Sirenza Microdevices, Inc.*	24,900	302,286
Sonus Networks, Inc.*^	126,000	623,700
Spectralink Corp.^	4,600	40,572
Stratex Networks, Inc.*	73,100	247,809
Sycamore Networks, Inc.*	79,600	323,176
Symmetricom, Inc.*^	27,900	197,253
Tekelec*^	27,400	338,390
Telkonet, Inc.*^	14,500	45,530
Utstarcom, Inc.*^	66,000	514,140
ViaSat, Inc.*	10,800	277,344
Westell Technologies, Inc., Class A*^	15,600	34,164
Zhone Technologies, Inc.*^	106,300	216,852

		20,105,962

Computers & Peripherals (1.3%)
Adaptec, Inc.*	46,900	203,546
Advanced Digital Information Corp.*	26,900	316,613
Avid Technology, Inc.*	19,400	646,602
Brocade Communications Systems, Inc.*	141,600	869,424
Dot Hill Systems Corp.*^	9,100	31,122
Electronics for Imaging, Inc.*	30,100	628,488
Emulex Corp.*	43,800	712,626
Gateway, Inc.*^	282,900	537,510
Hutchinson Technology, Inc.*^	12,500	270,375
Hypercom Corp.*	31,400	293,590
Imation Corp.	18,900	775,845
Intermec, Inc.*^	28,100	644,614
Komag, Inc.*^	17,900	826,622
McData Corp., Class A*^	68,400	279,072
Mobility Electronics, Inc.*^	22,600	164,076
Neoware, Inc.*	14,000	172,060
Novatel Wireless, Inc.*^	24,000	249,120
Palm, Inc.*^	50,100	806,610
Presstek, Inc.*	37,400	348,194
Quantum Corp.*	181,300	475,006
Rackable Systems, Inc.*	14,000	552,860
Rimage Corp.*	1,700	34,714
Stratasys, Inc.*^	11,050	325,533
Synaptics, Inc.*^	9,350	200,090

		10,364,312

Electronic Equipment & Instruments (2.5%)
Aeroflex, Inc.*	32,650	381,025
Agilysis, Inc.^	29,400	529,200
Anixter International, Inc.	19,300	915,978

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Films Corp.*	15,200	$433,048
Bell MicroProducts, Inc.*^	11,500	62,330
Benchmark Electronics, Inc.*	31,275	754,353
Brightpoint, Inc.*	25,754	348,452
Checkpoint Systems, Inc.*	20,000	444,200
Cogent, Inc.*^	29,200	440,044
Cognex Corp.^	21,800	567,454
Coherent, Inc.*	14,900	502,577
Color Kinetics, Inc.*^	9,300	175,863
CTS Corp.^	20,400	303,756
Daktronics, Inc.^	17,800	513,886
DTS, Inc.*^	21,300	414,924
Echelon Corp.*^	29,500	220,955
Electro Scientific Industries, Inc.*^	14,200	255,458
Excel Technology, Inc.*	6,200	185,504
Fargo Electronics, Inc.*	12,500	317,375
FARO Technologies, Inc.*^	3,900	66,144
Flir Systems, Inc.*	31,700	699,302
Global Imaging Systems, Inc.*	11,700	482,976
Identix Corp.*	37,900	264,921
Insight Enterprises, Inc.*	24,200	461,010
International DisplayWorks, Inc.*^	25,900	134,680
Itron, Inc.*	13,060	773,936
Keithley Instruments, Inc.^	4,300	54,739
KEMET Corp.*	42,200	389,084
LeCroy Corp.*^	4,600	66,010
Littelfuse, Inc.*	9,800	336,924
LoJack Corp.*^	15,200	286,672
Measurement Specialties, Inc.*	5,900	131,393
Mercury Computer Systems, Inc.*^	25,600	393,984
Methode Electronics, Inc.	42,200	443,522
Metrologic Instruments, Inc.*	11,600	174,116
Move, Inc.*	67,700	370,996
MTS Systems Corp.	9,600	379,296
Multi-Fineline Electronix, Inc.*^	10,950	363,431
Newport Corp.*	19,200	309,504
OSI Systems, Inc.*	8,600	152,822
PAR Technology Corp.*^	2,200	28,094
Park Electrochemical Corp.	9,000	231,750
Paxar Corp.*^	22,300	458,711
Photon Dynamics, Inc.*^	12,004	150,290
Plexus Corp.*	22,900	783,409
RadiSys Corp.*^	21,850	479,826
Rofin-Sinar Technologies, Inc.*^	8,000	459,760
Rogers Corp.*	8,700	490,158
Scansource, Inc.*^	11,400	334,248
Spatialight, Inc.*^	19,450	44,735
SunPower Corp., Class A*	15,200	425,904
SYNNEX Corp.*	23,400	443,664
Technitrol, Inc.	19,500	451,425
TTM Technologies, Inc.*	16,600	240,202
Universal Display Corp.*^	20,500	272,855
Viisage Technology, Inc.*^	16,640	252,262
X-Rite, Inc.^	23,400	257,166
Zygo Corp.*	17,400	285,186

		20,591,489

Internet Software & Services (2.2%)
24/7 Real Media, Inc.*	33,900	297,642
aQuantive, Inc.*^	43,700	1,106,921
Ariba, Inc.*^	33,212	273,335
AsiaInfo Holdings, Inc.*^	9,200	39,468
Autobytel, Inc.*^	11,600	40,948
Bankrate, Inc.*^	8,100	305,856
Click Commerce, Inc.*^	6,800	134,164
CMGI, Inc.*^	205,900	249,139
CNET Networks, Inc.*	68,300	545,034
Cybersource Corp.*	20,600	241,020
DealerTrack Holdings, Inc.*	9,300	205,623
Digital Insight Corp.*	20,368	698,419
Digital River, Inc.*^	20,800	840,112
Digitas, Inc.*	53,100	617,022
EarthLink, Inc.*	75,000	649,500
eCollege.com, Inc.*	9,400	198,716
Entrust, Inc.*	17,800	60,698
Equinix, Inc.*^	15,600	855,816
GlobeTel Communications Corp.*	13,200	15,972
Greenfield Online, Inc.*^	10,900	80,769
InfoSpace, Inc.*^	12,900	292,443
Internet Capital Group, Inc.*^	19,900	179,100
Interwoven, Inc.*	18,625	159,803
Ipass, Inc.*^	27,000	151,200
j2 Global Communications, Inc.*^	25,000	780,500
Jupitermedia Corp.*^	28,800	374,400
Keynote Systems, Inc.*^	1,800	18,558
Liquidity Services, Inc.*	16,500	256,905
Marchex, Inc., Class B*^	29,500	484,685
Netratings, Inc.*^	31,000	430,590
NIC Corp.*	41,400	299,322
Online Resources Corp.*^	12,900	133,386
Openwave Systems, Inc.*^	45,007	519,381
RealNetworks, Inc.*	57,600	616,320
S1 Corp.*^	39,700	190,560
SAVVIS, Inc.*	10,600	313,866
Sohu.com, Inc.*	13,100	337,849
SonicWALL, Inc.*	55,600	499,844
Stellent, Inc.^	10,800	103,140
SupportSoft, Inc.*^	3,900	15,366
Terremark Worldwide, Inc.*^	40,710	146,556
Travelzoo, Inc.*^	7,260	220,268
United Online, Inc.^	27,350	328,200
ValueClick, Inc.*	58,500	897,975
Vignette Corp.*	33,380	486,680
Vocus, Inc.*	2,100	29,925
WebEx Communications, Inc.*^	23,500	835,190
webMethods, Inc.*	28,100	277,347
Websense, Inc.*	25,200	517,608
WebSideStory, Inc.*^	10,400	126,880

		17,480,021

IT Services (1.9%)
Acxiom Corp.	11,600	290,000
Applied Digital Solutions, Inc.*^	3,900	7,371
BearingPoint, Inc.*	106,900	894,753
BISYS Group, Inc.*	55,100	754,870
CACI International, Inc., Class A*	14,000	816,620
Ciber, Inc.*	21,500	141,685
Covansys Corp.*^	34,200	429,894
CSG Systems International, Inc.*	25,600	633,344
eFunds Corp.*^	22,600	498,330
Euronet Worldwide, Inc.*^	16,400	629,268
Forrester Research, Inc.*	14,400	402,912
Gartner, Inc.*^	25,089	356,264
Gevity HR, Inc.^	12,900	342,495
Heartland Payment Systems, Inc.*^	17,000	473,960
iGATE Corp.*	46,800	299,052
Infocrossing, Inc.*^	8,500	98,175

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
infoUSA, Inc.	33,900	$349,509
Integral Systems, Inc./Maryland^	6,600	177,078
Kanbay International, Inc.*^	33,450	486,363
Keane, Inc.*^	24,900	311,250
Lionbridge Technologies, Inc.*^	29,900	165,347
ManTech International Corp., Class A*	7,500	231,450
MAXIMUS, Inc.	8,400	194,460
MoneyGram International, Inc.	12,300	417,585
MPS Group, Inc.*	51,867	781,117
Ness Technologies, Inc.*^	17,000	182,750
Perot Systems Corp., Class A*	49,200	712,416
RightNow Technologies, Inc.*^	21,950	366,126
Sapient Corp.*^	99,600	527,880
SI International, Inc.*	8,200	251,412
SRA International, Inc., Class A*	17,600	468,688
Startek, Inc.^	12,200	182,390
SYKES Enterprises, Inc.*	14,000	226,240
Syntel, Inc.^	12,100	247,566
Talx Corp.	13,327	291,461
TNS, Inc.*	17,100	353,799
Tyler Technologies, Inc.*^	42,400	474,880
VeriFone Holdings, Inc.*^	2,600	79,248
Wright Express Corp.*^	22,700	652,398

		15,200,406

Semiconductors & Semiconductor Equipment (3.9%)
Actel Corp.*^	25,900	371,665
ADE Corp.*	5,900	191,691
Advanced Analogic Technologies, Inc.*	42,300	443,304
Advanced Energy Industries, Inc.*	17,600	233,024
AMIS Holdings, Inc.*	47,400	474,000
Amkor Technology, Inc.*^	61,000	577,060
Applied Micro Circuits Corp.*^	162,500	443,625
Asyst Technologies, Inc.*	27,300	205,569
Atheros Communications, Inc.*^	27,600	523,296
Atmel Corp.*	60,800	337,440
ATMI, Inc.*^	28,020	689,852
Axcelis Technologies, Inc.*^	42,800	252,520
Brooks Automation, Inc.*^	33,102	390,604
Cabot Microelectronics Corp.*^	10,300	312,193
Cirrus Logic, Inc.*	39,300	319,902
Cohu, Inc.	22,200	389,610
Conexant Systems, Inc.*	235,700	589,250
Credence Systems Corp.*^	38,930	136,255
Cymer, Inc.*	21,600	1,003,536
Cypress Semiconductor Corp.*^	18,300	266,082
Diodes, Inc.*	10,750	445,480
DSP Group, Inc.*	13,600	337,960
Emcore Corp.*^	28,000	268,800
Entegris, Inc.*	76,835	732,237
Exar Corp.*	16,197	214,934
Fairchild Semiconductor International, Inc.*	15,800	287,086
FEI Co.*	10,844	245,942
Formfactor, Inc.*	26,100	1,164,843
Genesis Microchip, Inc.*^	39,600	457,776
Hittite Microwave Corp.*^	6,700	242,272
Ikanos Communications, Inc.*^	31,200	473,928
Integrated Device Technology, Inc.*	27,670	392,361
Integrated Silicon Solutions, Inc.*^	10,900	60,059
Intevac, Inc.*	23,700	513,816
IXYS Corp.*	29,400	282,240
Kopin Corp.*^	42,400	153,064
Kulicke & Soffa Industries, Inc.*	64,300	476,463
Lattice Semiconductor Corp.*	59,900	370,182
Leadis Technology, Inc.*^	13,300	73,416
LTX Corp.*	71,200	499,112
Mattson Technology, Inc.*^	22,300	217,871
Micrel, Inc.*	28,600	286,286
Micron Technology, Inc.*	5,656	85,176
Microsemi Corp.*	40,972	998,897
Microtune, Inc.*^	32,100	200,946
MIPS Technologies, Inc.*^	28,100	170,567
MKS Instruments, Inc.*	13,400	269,608
Monolithic Power Systems, Inc.*	15,800	186,914
Netlogic Microsystems, Inc.*^	8,400	270,900
OmniVision Technologies, Inc.*^	30,500	644,160
ON Semiconductor Corp.*	83,900	493,332
PDF Solutions, Inc.*^	13,420	166,542
Pericom Semiconductor Corp.*^	23,000	190,900
Photronics, Inc.*	30,100	445,480
Pixelworks, Inc.*^	15,600	42,588
PLX Technology, Inc.*^	25,200	307,944
PMC-Sierra, Inc.*	23,800	223,720
Portalplayer, Inc.*	27,100	265,851
Power Integrations, Inc.*	12,500	218,500
Rambus, Inc.*^	14,800	337,588
RF Micro Devices, Inc.*^	95,200	568,344
Rudolph Technologies, Inc.*	17,300	250,850
Semitool, Inc.*^	22,900	206,558
Semtech Corp.*	36,500	527,425
Sigmatel, Inc.*^	7,200	29,592
Silicon Image, Inc.*	33,900	365,442
Silicon Laboratories, Inc.*	6,700	235,505
Silicon Storage Technology, Inc.*^	104,700	425,082
Sirf Technology Holdings, Inc.*^	28,700	924,714
Skyworks Solutions, Inc.*^	78,800	434,188
Spansion, Inc., Class A*^	5,600	89,264
Standard Microsystems Corp.*^	20,800	454,064
Supertex, Inc.*^	12,300	491,262
Tessera Technologies, Inc.*^	22,000	605,000
Transwitch Corp.*^	97,700	206,147
Trident Microsystems, Inc.*^	27,200	516,256
Triquint Semiconductor, Inc.*	57,621	256,990
Ultratech, Inc.*^	11,000	173,140
Varian Semiconductor Equipment Associates, Inc.*	29,100	948,951
Veeco Instruments, Inc.*^	11,200	267,008
Virage Logic Corp.*^	15,700	147,423
Volterra Semiconductor Corp.*^	31,000	473,060
Zoran Corp.*	28,800	700,992

		31,163,476

Software (3.5%)
Advent Software, Inc.*	13,900	501,373
Agile Software Corp.*^	30,000	190,200
Altiris, Inc.*^	17,300	312,092
Ansoft Corp.*	10,800	221,184
Ansys, Inc.*^	18,200	870,324
Aspen Technology, Inc.*^	20,000	262,400
Atari, Inc.*	18,000	10,260
Blackbaud, Inc.	22,598	512,975
Blackboard, Inc.*	14,700	425,712
Borland Software Corp.*	89,866	474,492
Bottomline Technologies, Inc.*^	9,900	80,586
Catapult Communications Corp.*^	3,438	37,474
Concur Technologies, Inc.*^	14,700	227,409

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Epicor Software Corp.*	23,600	$248,508
EPIQ Systems, Inc.*	14,950	248,768
eSpeed, Inc., Class A*^	27,700	230,741
Factset Research Systems, Inc.	4,300	203,390
FalconStor Software, Inc.*^	36,800	256,496
Filenet Corp.*^	23,860	642,550
Hyperion Solutions Corp.*	27,200	750,720
Informatica Corp.*	44,100	580,356
Intergraph Corp.*	15,600	491,244
Internet Security Systems, Inc.*	18,900	356,265
Intervideo, Inc.*^.	2,400	23,448
InterVoice, Inc.*^	35,600	253,472
Jack Henry & Associates, Inc.^	45,500	894,530
JDA Software Group, Inc.*	29,950	420,199
Kronos, Inc.*^	16,887	611,478
Lawson Software, Inc.*	62,800	420,760
Macrovision Corp.*	26,600	572,432
Magma Design Automation, Inc.*^	33,600	246,960
Majesco Entertainment Co.*^	39,700	64,711
Manhattan Associates, Inc.*	11,600	235,364
Mapinfo Corp.*	11,300	147,465
Mentor Graphics Corp.*	37,900	491,942
Micros Systems, Inc.*	22,200	969,696
MicroStrategy, Inc., Class A*	7,000	682,640
Midway Games, Inc.*^	40,700	329,263
MRO Software, Inc.*	19,700	395,379
MSC.Software Corp.*	8,400	150,360
Net 1 UEPS Technologies, Inc.*	22,000	601,700
NetIQ Corp.*	26,480	322,791
NetScout Systems, Inc.*	12,700	113,284
Nuance Communications, Inc.*^	78,700	791,722
Open Solutions, Inc.*	8,400	223,524
Opsware, Inc.*	31,800	262,032
Parametric Technology Corp.*	57,340	728,791
Pegasystems, Inc.^	37,800	242,676
Phoenix Technologies Ltd.*^	5,000	24,050
Progress Software Corp.*^	19,300	451,813
QAD, Inc.	25,700	199,175
Quality Systems, Inc.^	7,600	279,832
Quest Software, Inc.*^	36,200	508,248
Radiant Systems, Inc.*	16,100	170,177
Renaissance Learning, Inc.^	32,600	441,730
RSA Security, Inc.*	43,600	1,185,484
Secure Computing Corp.*	57,175	491,705
Sonic Solutions, Inc.*^	28,800	475,200
SPSS, Inc.*^	7,900	253,906
SSA Global Technologies, Inc.*	12,600	244,188
Sybase, Inc.*	41,200	799,280
Take-Two Interactive Software, Inc.*	32,800	349,648
THQ, Inc.*^	38,425	829,980
TIBCO Software, Inc.*	121,800	858,690
Transaction Systems Architects, Inc.*	22,200	925,518
Ulticom, Inc.*^	25,700	269,079
Ultimate Software Group, Inc.*^	9,800	187,768
Unica Corp.*	3,900	38,610
Vasco Data Security International*^	19,800	165,330
Verint Systems, Inc.*^	13,000	379,470
Wind River Systems, Inc.*	35,900	319,510
Witness Systems, Inc.*^	14,300	288,431

		28,468,960

Total Information Technology		143,374,626

Materials (4.4%)
Chemicals (1.5%)
American Vanguard Corp.^	28,100	434,988
Arch Chemicals, Inc.^	10,800	389,340
Balchem Corp.^	7,200	162,000
Calgon Carbon Corp.^	60,300	367,227
CF Industries Holdings, Inc.^	27,880	397,569
Ferro Corp.	21,000	335,160
Georgia Gulf Corp.	22,000	550,440
H.B. Fuller Co.	16,800	731,976
Hercules, Inc.*	59,600	909,496
Innospec, Inc.^	8,140	206,919
Koppers Holdings, Inc.^	10,400	207,896
Kronos Worlwide, Inc.^	13,847	405,025
MacDermid, Inc.	13,900	400,320
Minerals Technologies, Inc.	10,300	535,600
NewMarket Corp.	9,700	475,882
NL Industries, Inc.^	21,250	228,437
Olin Corp.	35,632	638,882
OM Group, Inc.*	19,300	595,405
Pioneer Cos., Inc.*	6,400	174,592
PolyOne Corp.*	39,800	349,444
Rockwood Holdings, Inc.*^	18,420	423,844
Schulman (A.), Inc.^	20,400	466,956
Sensient Technologies Corp.	24,900	520,659
Spartech Corp.	14,300	323,180
Stepan Co.	6,100	192,638
Symyx Technologies, Inc.*^	16,272	392,969
Terra Industries, Inc.*^	39,700	252,889
Tronox, Inc., Class B.	21,300	280,521
W.R. Grace & Co.*^	29,800	348,660
Wellman, Inc.^	9,700	39,188
Westlake Chemical Corp.	2,800	83,440
Zoltek Cos., Inc.*^	7,800	233,142

		12,054,684

Construction Materials (0.2%)
Eagle Materials, Inc.	7,200	342,000
Headwaters, Inc.*^	22,500	575,100
Texas Industries, Inc.	12,000	637,200
U.S. Concrete, Inc.*	26,000	287,300

		1,841,600

Containers & Packaging (0.4%)
AptarGroup, Inc.	16,100	798,721
Caraustar Industries, Inc.*^	41,907	377,163
Chesapeake Corp.^	11,100	182,151
Graphic Packaging Corp.*	51,900	196,701
Greif, Inc., Class A	12,200	914,512
Myers Industries, Inc.	13,100	225,189
Rock-Tenn Co., Class A^	16,000	255,200
Silgan Holdings, Inc.	12,600	466,326

		3,415,963

Metals & Mining (2.0%)
A.M. Castle & Co.^	10,000	322,500
AK Steel Holding Corp.*	65,300	903,099
Aleris International, Inc.*	16,200	742,770
AMCOL International Corp.^	9,900	260,865
Brush Engineered Materials, Inc.*^	19,100	398,235
Carpenter Technology Corp.	3,600	415,800
Century Aluminum Co.*^	12,800	456,832
Chaparral Steel Co.*	12,000	864,240
Cleveland-Cliffs, Inc.^	14,000	1,110,060
Coeur d’Alene Mines Corp.*^	146,600	705,146

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Metals Co.	19,700	$506,290
Compass Minerals International, Inc.	15,000	374,250
Gibraltar Industries, Inc.	13,150	381,350
Hecla Mining Co.*^	59,500	312,375
Metal Management, Inc.	10,900	333,758
NN, Inc.^	21,400	264,290
Olympic Steel, Inc.	8,300	293,737
Oregon Steel Mills, Inc.*	19,200	972,672
Quanex Corp.^	19,750	850,632
Reliance Steel & Aluminum Co.	4,559	378,169
Royal Gold, Inc.^	8,400	233,688
RTI International Metals, Inc.*^	11,500	642,160
Ryerson, Inc.	10,700	288,900
Schnitzer Steel Industries, Inc.^	17,650	626,222
Steel Dynamics, Inc.	6,380	419,421
Steel Technologies, Inc.	16,300	316,872
Stillwater Mining Co.*^	40,029	507,568
Titanium Metals Corp.*	18,600	639,468
Wheeling-Pittsburgh Corp.*^	12,400	246,636
Worthington Industries, Inc.^	40,000	838,000

		15,606,005

Paper & Forest Products (0.3%)
Bowater, Inc.	28,000	637,000
Buckeye Technologies, Inc.*	30,400	232,256
Deltic Timber Corp.^	3,800	214,206
Glatfelter	35,900	569,733
Mercer International, Inc.*^	21,800	189,224
Neenah Paper, Inc.^	6,300	191,835
Schweitzer-Mauduit International, Inc.	8,600	186,190
Wausau Paper Corp.^	21,500	267,675

		2,488,119

Total Materials		35,406,371

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.	17,300	218,845
Arbinet-thexchange, Inc.*	7,300	40,953
Broadwing Corp.*	31,278	323,727
Cbeyond Communications, Inc.*^	17,200	375,132
Cincinnati Bell, Inc.*	146,200	599,420
Cogent Communications	52,400	490,988
Commonwealth Telephone Enterprises, Inc.	8,900	295,124
Consolidated Communications Holdings, Inc.	11,600	192,908
Covad Communications Group, Inc.*	137,700	276,777
CT Communications, Inc.	19,500	445,965
FairPoint Communications, Inc.	33,400	480,960
General Communication, Inc.,Class A*^	23,700	291,984
Golden Telecom, Inc.	9,240	234,234
Hungarian Telephone & Cable*^	3,000	45,060
IDT Corp., Class B*^	24,800	341,992
Iowa Telecommunications Services, Inc.	25,800	488,136
Level 3 Communications, Inc.*^	115,400	512,376
NeuStar, Inc., Class A*	4,320	145,800
North Pittsburgh Systems, Inc.	17,500	482,300
NTELOS Holdings Corp.*	16,000	231,200
Premiere Global Services, Inc.*^	27,700	209,135
Shenandoah Telecommunications Co.^	3,800	178,600
SureWest Communications^	6,000	115,920
Talk America Holdings, Inc.*^	29,500	182,605
Time Warner Telecom, Inc.,Class A*^	42,700	634,095
Valor Communications Group, Inc.^	37,000	423,650
Vonage Holdings Corp.*	31,700	272,303

		8,530,189

Wireless Telecommunication Services (0.4%)
Centennial Communications Corp.^	36,660	190,632
Dobson Communications Corp.*	81,400	629,222
First Avenue Networks, Inc.*	26,000	282,880
InPhonic, Inc.*^	30,500	192,150
iPCS, Inc.*	7,700	371,910
Price Communications Corp.*	18,417	312,168
SBA Communications Corp.,Class A*	12,250	320,215
Syniverse Holdings, Inc.*	30,440	447,468
Ubiquitel, Inc.*	38,000	392,920
USA Mobility, Inc.^	12,875	213,725
Wireless Facilities, Inc.*^	56,000	154,000

		3,507,290

Total Telecommunication Services		12,037,479

Utilities (2.6%)
Electric Utilities (0.9%)
Allete, Inc.^	15,100	714,985
Central Vermont Public Service Corp.	5,300	97,944
Cleco Corp.^	24,000	558,000
Duquesne Light Holdings, Inc.^	40,700	669,108
El Paso Electric Co.*	37,000	745,920
Empire District Electric Co.^	10,500	215,775
IDACORP, Inc.^	25,100	860,679
ITC Holdings Corp.^	10,850	288,393
MGE Energy, Inc.^	9,700	302,155
Otter Tail Corp.	12,900	352,557
Portland General Electric Co.	12,300	307,131
Sierra Pacific Resources*	29,200	408,800
UIL Holdings Corp.^	6,600	371,514
Unisource Energy Corp.	22,700	707,105
Westar Energy, Inc.	39,900	839,895

		7,439,961

Gas Utilities (0.9%)
Cascade Natural Gas Corp.^	22,820	481,274
EnergySouth, Inc.^	9,061	282,975
Laclede Group, Inc.^	8,700	298,932
New Jersey Resources Corp.^	14,450	675,971
Nicor, Inc.^	25,300	1,049,950
Northwest Natural Gas Co.^	21,300	788,739
Peoples Energy Corp.^	20,000	718,200
Piedmont Natural Gas Co.	35,000	850,500
South Jersey Industries, Inc.^	11,800	323,202
Southwest Gas Corp.	22,000	689,480
WGL Holdings, Inc.	30,400	880,080

		7,039,303

Independent Power Producers & Energy Traders (0.2%)
Black Hills Corp.	18,500	635,105
Ormat Technologies, Inc.^	13,200	503,580

		1,138,685

Multi-Utilities (0.4%)
Aquila, Inc.*	212,900	896,309
Avista Corp.^	29,300	668,919
CH Energy Group, Inc.^	7,200	345,600
NorthWestern Corp.	22,297	765,902

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
PNM Resources, Inc.	31,500	$786,240

		3,462,970

Water Utilities (0.2%)
American States Water Co.^	10,650	379,672
California Water Service Group^	7,400	264,476
Connecticut Water Service, Inc.^	1,700	39,814
Middlesex Water Co.^	5,860	110,871
SJW Corp.^	9,460	240,757
Southwest Water Co.^	39,807	476,490

		1,512,080

Total Utilities		20,592,999

Total Common Stocks (96.6%) (Cost $692,542,558)		776,869,681

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.1%)
U.S. Treasury Bills
4.44%, 7/20/06 #(p)	$475,000	473,831

Short-Term Investments of Cash Collateral for Securities Loaned (27.9%)
American Express Credit Corp.
5.17%, 6/12/07 (l)	10,000,000	10,000,000
Beta Finance, Inc.
5.37%, 1/15/08 (l)	4,000,000	4,000,000
CC USA, Inc.
5.36%, 8/3/06 (l)	9,000,450	9,000,450
CDC Financial Products, Inc.
5.41%, 7/5/06 (l)	12,000,000	12,000,000
Citigroup Global Markets, Inc.
5.38%, 7/7/06 (l)	10,000,000	10,000,000
Dorada Finance, Inc.
5.36%, 8/3/06 (l)	3,996,430	3,996,430
Five Finance, Inc.
5.38%, 6/19/08 (l)	9,996,166	9,996,166
Goldman Sachs Group, Inc.
5.47%, 12/28/07 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
5.14%, 10/19/06 (l)	6,000,000	6,000,000
Monumental Global Funding II
5.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley & Co.
5.49%, 7/2/07 (l)	5,000,000	5,000,000
New York Life Insurance Co.
5.18%, 10/2/06 (l)	4,000,000	4,000,000
Nomura Securities
5.35%, 7/3/06	106,995,366	106,995,366
Royal Bank of Canada N.Y.
5.30%, 10/3/06 (l)	13,748,853	13,748,853
US Bank N.A.
5.10%, 10/2/06 (l)	9,998,077	9,998,077
Wells Fargo & Co.
5.42%, 6/30/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		224,735,342

Time Deposit (4.6%)
JPMorgan Chase Nassau
4.58%, 7/3/06	36,868,989	36,868,989

Total Short-Term Investments (32.6%) (Cost/Amortized Cost$262,078,199)		262,078,162

Total Investments (129.2%) (Cost/Amortized Cost$954,620,757)		1,038,947,843
Other Assets Less Liabilities (-29.2%)		(234,960,646)

Net Assets (100%)		$803,987,197

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $21,700 or 0.00% of net assets) valued at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(p)	Yield to maturity.

At June 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/06	Unrealized Appreciation
Russell 2000 Index	93	September-06	$32,392,002	$34,014,750	$1,622,748

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$338,182,456
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$131,016,962

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,451,762
Aggregate gross unrealized depreciation	(41,087,972)

Net unrealized appreciation	$84,363,790

Federal income tax cost of investments	$954,584,053

At June 30, 2006, the Portfolio had loaned securities with a total value of $222,049,744. This was secured by collateral of $224,735,342 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $12,233, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Hotels, Restaurants & Leisure (2.7%)
Starbucks Corp.*	193,250	$7,297,120

Internet & Catalog Retail (4.9%)
Amazon.com, Inc.*	335,930	12,993,772

Media (3.5%)
Getty Images, Inc.*	63,800	4,051,938
Walt Disney Co.	178,330	5,349,900

		9,401,838

Total Consumer Discretionary		29,692,730

Consumer Staples (2.2%)
Food & Staples Retailing (2.2%)
Walgreen Co.	132,200	5,927,848

Total Consumer Staples		5,927,848

Energy (5.5%)
Energy Equipment & Services (5.5%)
Schlumberger Ltd.	224,570	14,621,753

Total Energy		14,621,753

Financials (23.5%)
Commercial Banks (3.7%)
Commerce Bancorp, Inc. New Jersey	279,250	9,960,847

Consumer Finance (4.3%)
SLM Corp.	216,315	11,447,390

Insurance (10.9%)
Aflac, Inc.	64,500	2,989,575
American International Group, Inc.	65,150	3,847,108
Progressive Corp.	860,540	22,124,483

		28,961,166

Thrifts & Mortgage Finance (4.6%)
Countrywide Financial Corp.	322,300	12,273,184

Total Financials		62,642,587

Health Care (12.8%)
Biotechnology (9.8%)
Amgen, Inc.*	80,300	5,237,969
Genentech, Inc.*	160,360	13,117,448
Genzyme Corp.*	127,900	7,808,295

		26,163,712

Health Care Equipment & Supplies (3.0%)
Varian Medical Systems, Inc.*	164,800	7,803,280

Total Health Care		33,966,992

Industrials (5.0%)
Air Freight & Logistics (3.3%)
Expeditors International of Washington, Inc.	155,965	8,735,600

Industrial Conglomerates (1.7%)
General Electric Co.	136,300	4,492,448

Total Industrials		13,228,048

Information Technology (34.1%)
Communications Equipment (5.5%)
Cisco Systems, Inc.*	135,600	2,648,268
QUALCOMM, Inc.	299,100	11,984,937

		14,633,205

Computers & Peripherals (8.4%)
Dell, Inc.*	283,400	6,917,794
Network Appliance, Inc.*	441,760	15,594,128

		22,511,922

Internet Software & Services (13.6%)
eBay, Inc.*	447,200	13,098,488
Google, Inc., Class A*	35,350	14,823,316
Yahoo!, Inc.*	256,100	8,451,300

		36,373,104

Semiconductors & Semiconductor Equipment (1.0%)
Maxim Integrated Products, Inc.	78,965	2,535,566

Software (5.6%)
Adobe Systems, Inc.*	184,870	5,612,653
Electronic Arts, Inc.*	88,000	3,787,520
Salesforce.com, Inc.*	206,200	5,497,292

		14,897,465

Total Information Technology		90,951,262

Total Common Stocks (94.2%) (Cost $184,123,560)		251,031,220

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (6.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $16,147,824)	$16,147,824	16,147,824

Total Investments (100.2%) (Cost/Amortized Cost $200,271,384)		267,179,044
Other Assets Less Liabilities (-0.2%)		(577,649)

Net Assets (100%)		$266,601,395

*	Non-income producing.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$55,555,664
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$84,124,829

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,739,774
Aggregate gross unrealized depreciation	(12,832,114)

Net unrealized appreciation	$66,907,660

Federal income tax cost of investments	$200,271,384

The Portfolio has a net capital loss carryforward of $146,345,462 of $23,199,830 expires in the year 2009, $62,598,018 expires in the year 2010, $42,657,049 expires in the year 2011, and $17,890,565, expires in the year 2012.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Auto Components (2.5%)
BorgWarner, Inc.	19,200	$1,249,920
Johnson Controls, Inc.	41,700	3,428,574

		4,678,494

Automobiles (0.9%)
Harley-Davidson, Inc.	31,300	1,718,057

Diversified Consumer Services (0.5%)
H&R Block, Inc.	42,300	1,009,278

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp. .	74,000	3,088,760

Internet & Catalog Retail (0.4%)
Expedia, Inc.*	44,200	661,674

Media (5.4%)
DIRECTV Group, Inc.*	140,100	2,311,650
News Corp., Class A	77,700	1,490,286
Omnicom Group, Inc.	45,600	4,062,504
R.H. Donnelley Corp.	29,611	1,601,067
Univision Communications, Inc., Class A*	19,600	656,600

		10,122,107

Multiline Retail (1.4%)
Kohl’s Corp.*	45,200	2,672,224

Total Consumer Discretionary		23,950,594

Consumer Staples (5.0%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.	30,400	1,385,936

Food & Staples Retailing (4.3%)
Costco Wholesale Corp.	62,100	3,547,773
Kroger Co.	122,900	2,686,594
Sysco Corp.	58,100	1,775,536

		8,009,903

Total Consumer Staples		9,395,839

Energy (5.1%)
Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	16,800	1,375,080
ENSCO International, Inc.	18,200	837,564
GlobalSantaFe Corp.	37,300	2,154,075

		4,366,719

Oil, Gas & Consumable Fuels (2.8%)
EOG Resources, Inc.	5,500	381,370
Exxon Mobil Corp.	28,500	1,748,475
Marathon Oil Corp.	36,100	3,007,130

		5,136,975

Total Energy		9,503,694

Financials (23.9%)
Capital Markets (5.5%)
Mellon Financial Corp.	108,500	3,735,655
Morgan Stanley	102,300	6,466,383

		10,202,038

Commercial Banks (6.4%)
Fifth Third Bancorp	86,400	3,192,480
PNC Financial Services Group, Inc.	37,700	2,645,409
Wells Fargo & Co.	90,000	6,037,200

		11,875,089

Diversified Financial Services (6.3%)
Citigroup, Inc.	170,300	8,215,272
JPMorgan Chase & Co.	86,800	3,645,600

		11,860,872

Insurance (4.2%)
Allstate Corp.	34,000	1,860,820
American International Group, Inc.	68,500	4,044,925
Hartford Financial Services Group, Inc.	23,400	1,979,640

		7,885,385

Thrifts & Mortgage Finance (1.5%)
Freddie Mac	48,700	2,776,387

Total Financials		44,599,771

Health Care (18.5%)
Biotechnology (2.3%)
Cephalon, Inc.*	17,000	1,021,700
Genzyme Corp.*	51,600	3,150,180

		4,171,880

Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp.*	39,000	656,760
Medtronic, Inc.	38,800	1,820,496

		2,477,256

Health Care Providers & Services (5.0%)
Caremark Rx, Inc.	33,200	1,655,684
HEALTHSOUTH Corp.*	22,900	88,165
Medco Health Solutions, Inc.*	41,700	2,388,576
UnitedHealth Group, Inc.	91,800	4,110,804
WellPoint, Inc.*.	15,800	1,149,766

		9,392,995

Life Sciences Tools & Services (0.9%)
Waters Corp.*	38,600	1,713,840

Pharmaceuticals (9.0%)
Allergan, Inc.	42,400	4,547,824
Bristol-Myers Squibb Co.	101,100	2,614,446
Johnson & Johnson	67,200	4,026,624
Wyeth	127,500	5,662,275

		16,851,169

Total Health Care		34,607,140

Industrials (9.8%)
Aerospace & Defense (1.2%)
Lockheed Martin Corp.	7,100	509,354
Northrop Grumman Corp.	26,400	1,691,184

		2,200,538

Air Freight & Logistics (1.7%)
FedEx Corp.	27,200	3,178,592

Building Products (2.3%)
Masco Corp.	143,900	4,265,196

Commercial Services & Supplies (0.7%)
Cendant Corp.	76,400	1,244,556

Machinery (2.0%)
Illinois Tool Works, Inc.	81,000	3,847,500

Road & Rail (1.9%)
Burlington Northern Santa Fe Corp.	45,500	3,605,875

Total Industrials		18,342,257

Information Technology (12.4%)
Computers & Peripherals (1.1%)
Dell, Inc.*	87,500	2,135,875

IT Services (0.8%)
Accenture Ltd., Class A	50,900	1,441,488

Semiconductors & Semiconductor Equipment (2.7%)
Analog Devices, Inc.	47,300	1,520,222
Intel Corp.	137,000	2,596,150
Xilinx, Inc.	41,000	928,650

		5,045,022

Software (7.8%)
Mercury Interactive Corp.*	40,400	1,412,788

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	286,900	$6,684,770
Oracle Corp.*	253,800	3,677,562
Salesforce.com, Inc.*	19,500	519,870
Symantec Corp.*	146,034	2,269,368

		14,564,358

Total Information Technology		23,186,743

Telecommunication Services (3.9%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	86,100	2,401,329
Embarq Corp.*	11,111	455,440

		2,856,769

Wireless Telecommunication Services (2.4%)
Sprint Nextel Corp.	222,234	4,442,458

Total Telecommunication Services		7,299,227

Utilities (5.7%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.	43,300	1,483,025
Exelon Corp.	87,800	4,989,674
Northeast Utilities	22,500	465,075
Pepco Holdings, Inc.	33,800	797,004

		7,734,778

Multi-Utilities (1.6%)
NiSource, Inc.	51,700	1,129,128
Sempra Energy	41,100	1,869,228

		2,998,356

Total Utilities .		10,733,134

Total Common Stocks (97.1%) (Cost $160,656,756)		181,618,399

INVESTMENT COMPANY:
Exchange-Traded Fund (2.1%)
S&P 500 Depositary Receipts .	31,500	4,009,320

Total Investment Companies (2.1%) (Cost $4,071,431)		4,009,320

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $1,267,800)	$1,267,800	1,267,800

Total Investments (99.9%) (Cost/Amortized Cost $165,995,987)		186,895,519
Other Assets Less Liabilities (0.1%)		114,577

Net Assets (100%)		$187,010,096

*	Non-income producing

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$45,233,074
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$27,767,798

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,123,047
Aggregate gross unrealized depreciation	(6,249,903)

Net unrealized appreciation	$20,873,144

Federal income tax cost of investments	$166,022,375

For the six months ended June 30, 2006, the Portfolio incurred approximately $94 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $1,651 with UBS AG, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $33,328,537, of which $16,680,202 expires in the year 2010 and $16,648,335 expires in the year 2011.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Internet & Catalog Retail (0.7%)
Liberty Media Holding Corp., Interactive Class A*	84,975	$1,466,669

Media (10.3%)
CBS Corp., Class B	18,900	511,245
Clear Channel Communications, Inc.	145,700	4,509,415
Comcast Corp., Class A*	105,900	3,467,166
Gannett Co., Inc.	14,100	788,613
Liberty Media Holding Corp., Capital Series Class A*	17,155	1,437,074
News Corp., Class B	74,500	1,503,410
Time Warner, Inc.	195,100	3,375,230
Viacom, Inc., Class B*	60,900	2,182,656
Walt Disney Co.	107,900	3,237,000

		21,011,809

Total Consumer Discretionary		22,478,478

Consumer Staples (10.6%)
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	24,400	1,112,396
Coca-Cola Co.	77,400	3,329,748

		4,442,144

Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	83,600	4,027,012

Food Products (3.2%)
Cadbury Schweppes plc (ADR)	2,300	89,286
Kraft Foods, Inc., Class A	82,400	2,546,160
Unilever N.V. (N.Y. Shares)	168,300	3,795,165

		6,430,611

Household Products (1.7%)
Kimberly-Clark Corp.	56,100	3,461,370

Tobacco (1.5%)
Altria Group, Inc.	42,800	3,142,804

Total Consumer Staples		21,503,941

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Total S.A. (Sponsored ADR)	23,300	1,526,616

Total Energy		1,526,616

Financials (24.8%)
Capital Markets (1.9%)
Bank of New York Co., Inc.	77,600	2,498,720
Merrill Lynch & Co., Inc.	19,000	1,321,640

		3,820,360

Commercial Banks (5.5%)
Barclays plc (ADR)	7,000	320,460
PNC Financial Services Group, Inc.	6,200	435,054
SunTrust Banks, Inc.	11,100	846,486
U.S. Bancorp	24,300	750,384
Wachovia Corp.	67,900	3,672,032
Wells Fargo & Co.	77,500	5,198,700

		11,223,116

Diversified Financial Services (8.5%)
Bank of America Corp.	163,500	7,864,350
Citigroup, Inc.	143,700	6,932,088
JPMorgan Chase & Co.	63,300	2,658,600

		17,455,038

Insurance (4.8%)
Aflac, Inc. .	16,600	769,410
Ambac Financial Group, Inc.	8,300	673,130
American International Group, Inc.	32,800	1,936,840
Berkshire Hathaway, Inc., Class B*	200	608,600
Chubb Corp.	45,380	2,264,462
Genworth Financial, Inc.	19,500	679,380
MetLife, Inc.	23,400	1,198,314
St. Paul Travelers Cos., Inc.	37,300	1,662,834

		9,792,970

Thrifts & Mortgage Finance (4.1%)
Fannie Mae	19,600	942,760
Freddie Mac	130,000	7,411,300

		8,354,060

Total Financials		50,645,544

Health Care (18.0%)
Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp.*	75,600	1,273,104

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	24,400	1,569,652

Pharmaceuticals (16.6%)
Abbott Laboratories	48,200	2,102,002
Bristol-Myers Squibb Co.	315,900	8,169,174
Eli Lilly & Co.	7,800	431,106
GlaxoSmithKline plc (ADR)	144,900	8,085,420
Pfizer, Inc.	127,900	3,001,813
Roche Holding AG (ADR)	44,900	3,710,985
Sanofi-Aventis (ADR)	44,800	2,181,760
Schering-Plough Corp.	154,600	2,942,038
Wyeth	74,700	3,317,427

		33,941,725

Total Health Care		36,784,481

Industrials (1.1%)
Airlines (0.6%)
Southwest Airlines Co.	66,800	1,093,516

Industrial Conglomerates (0.5%)
General Electric Co.	31,300	1,031,648

Total Industrials		2,125,164

Information Technology (5.8%)
Communications Equipment (0.5%)
Cisco Systems, Inc.*	56,200	1,097,586

Computers & Peripherals (2.0%)
Dell, Inc.*	77,000	1,879,570
Hewlett-Packard Co.	19,500	617,760
International Business Machines Corp.	20,700	1,590,174

		4,087,504

IT Services (1.0%)
Accenture Ltd., Class A	7,300	206,736
Affiliated Computer Services, Inc., Class A*	8,705	449,265
First Data Corp.	30,600	1,378,224

		2,034,225

Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	123,200	2,334,640
KLA-Tencor Corp.	20,400	848,028

		3,182,668

Software (0.7%)
McAfee, Inc.*	20,300	492,681
Microsoft Corp.	41,500	966,950

		1,459,631

Total Information Technology		11,861,614

Materials (9.4%)
Chemicals (3.1%)
Dow Chemical Co.	16,300	636,189
E.I. du Pont de Nemours & Co.	106,600	4,434,560
Rohm & Haas Co.	26,000	1,303,120

		6,373,869

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (2.5%)
Alcoa, Inc.	156,300	$5,057,868

Paper & Forest Products (3.8%)
International Paper Co.	239,745	7,743,763

Total Materials		19,175,500

Telecommunication Services (10.3%)
Diversified Telecommunication Services (8.2%)
AT&T, Inc.	314,200	8,763,038
Embarq Corp.*	10,315	422,812
Verizon Communications, Inc.	226,900	7,598,881

		16,784,731

Wireless Telecommunication Services (2.1%)
Sprint Nextel Corp.	208,900	4,175,911

Total Telecommunication Services		20,960,642

Utilities (0.4%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.	20,000	685,000
FPL Group, Inc.	4,900	202,762

		887,762

Total Utilities		887,762

Total Common Stocks (92.2%) (Cost $183,372,915)		187,949,742

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (8.8%)
Federal Home Loan Bank
4.95%, 7/3/06 (o) (p)	$18,000,000	17,992,575

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.58%, 7/3/06	2,253,687	2,253,687

Total Short-Term Investments (9.9%) (Cost/Amortized Cost $20,248,736)		20,246,262

Total Investments (102.1%) (Cost/Amortized Cost $203,621,651)		208,196,004
Other Assets Less Liabilities (-2.1%)		(4,261,363)

Net Assets (100%)		$203,934,641

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2006.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$89,875,280
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,659,191

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,227,040
Aggregate gross unrealized depreciation	(3,681,583)

Net unrealized appreciation	$4,545,457

Federal income tax cost of investments	$203,650,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.7%)
Raiffeisen International Bank Holding AG	145,406	$12,624,195

Bermuda (1.1%)
Central European Media Enterprises Ltd.*	215,700	13,630,083
Credicorp Ltd.	216,850	6,496,826

		20,126,909

Brazil (12.0%)
All America Latina Logistica S.A.	138,130	9,375,671
Banco Itau Holding Financeira S.A. (ADR)	770,143	22,457,370
Banco Itau Holding Financeira S.A. (Preference)	205,247	5,960,390
Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	235,600	7,336,584
Cia Vale do Rio Doce (Preference)	10,628	216,562
Cia Vale do Rio Doce (Preference ADR)	1,647,328	33,902,010
CPFL Energia S.A.	272,215	3,333,117
CPFL Energia S.A. (ADR)	79,640	2,910,842
Gerdau S.A. (Preference)	221,525	3,295,878
Gerdau S.A. (Preference) (Sponsored ADR)	270,483	4,032,902
Investimentos Itau S.A. (Preference)	1,981,518	7,956,286
Lojas Americanas S.A. (Preference)	161,420,700	5,780,342
Lojas Arapua S.A. (Preference)*†(b)	1,248,000	—
Natura Cosmeticos S.A.	565,800	5,790,676
Petroleo Brasileiro S.A. (ADR)	149,083	13,314,603
Petroleo Brasileiro S.A. (Preference ADR)	558,594	44,598,145
Petroleo Brasileiro S.A. (Preference)	284,864	5,666,349
Tam S.A. (Sponsored ADR)*	406,760	11,063,872
Tractebel Energia S.A.	744,200	5,917,838
Unibanco-Uniao de Bancos Brasileiros S.A. (ADR)	274,950	18,253,930
Unibanco-Uniao de Bancos Brasileiros S.A.	93,843	1,248,783

		212,412,150

Chile (0.6%)
Enersis S.A. (ADR)	888,090	9,991,013

China (3.2%)
Air China Ltd., Class H^	20,060,000	8,393,846
Bank of China Ltd., Class H*^	14,941,000	6,780,871
Bank of Communications Co., Ltd., Class H^§	7,169,000	4,661,188
China Construction Bank, Class H^§(b)	14,357,000	6,562,038
China Life Insurance Co., Ltd., Class H	3,634,000	5,731,492
PetroChina Co., Ltd., Class H	12,836,000	13,716,853
PICC Property & Casualty Co., Ltd., Class H	16,278,000	5,973,001
Ping An Insurance Group Co. of China Ltd., Class H^§	1,779,000	5,394,033

		57,213,322

Colombia (0.4%)
BanColombia S.A. (ADR)	275,410	6,637,381

Czech Republic (1.4%)
CEZ A/S	406,800	13,704,913
Komercni Banka A/S	79,000	11,549,464

		25,254,377

Greece (0.0%)
Hellenic Telecommunications Organization S.A. (ADR)*	1	11

Hong Kong (3.8%)
China Mobile Ltd.	4,043,000	23,111,781
China Resources Power Holdings Co.	6,776,000	5,670,658
China Unicom Ltd.^	1,732,000	1,549,813
CNOOC Ltd.^	8,592,000	6,858,555
Global Bio-Chem Technology Group Co., Ltd.^	14,633,000	6,217,188
GOME Electrical Appliances Holdings Ltd.^	11,783,000	9,936,739
Grande Holdings Ltd.	1,738,000	951,011
Moulin Global Eyecare Holdings*^†	1,136,000	—
Shenzhen Investment Ltd.^	16,411,000	4,437,118
Shougang Concord Century Holdings Ltd.*	2,176,000	127,473
TPV Technology Ltd.	7,002,000	6,399,467
Victory City International Holdings Ltd.	3,620,000	1,176,838

		66,436,641

Hungary (0.6%)
Gedeon Richter Rt.	54,949	10,094,449

India (8.3%)
ABB Ltd. (India)(i)	180,190	9,791,863
Aventis Pharma Ltd.	106,619	3,380,244
Bharat Heavy Electricals	617,144	26,131,437
Bharti Airtel Ltd.*	393,000	3,158,341
Cipla Ltd.	1,433,600	6,725,838
Container Corp. of India	137,942	4,314,133
Gammon India Ltd. (GDR)*	63,000	475,102
Gammon India Ltd.*	3,000	22,624
Glenmark Pharmaceuticals Ltd.	564,854	3,700,873
Gujarat Ambuja Cements Ltd. (GDR)	1,149,500	2,333,485
HCL Technologies Ltd.	500,400	5,484,945
HDFC Bank Ltd.	466,300	8,061,501
Hero Honda Motors Ltd.	162,215	2,796,306
Hindalco Industries, Ltd.*	855,070	3,259,444
Hindustan Lever Ltd.	2,253,769	11,212,550
Hotel Leela Venture Ltd.	557,478	3,208,162
Housing Development Finance Corp.	296,600	7,342,847
ICICI Bank Ltd. (ADR)	149,000	3,523,850
Infosys Technologies Ltd.	129,080	8,632,295
ITC Ltd.	930,500	3,686,429
ITC Ltd. (GDR)	435,000	1,674,750
Mahindra & Mahindra Ltd.	738,800	9,977,972
Punj Lloyd Ltd.*	28,322	449,652
Punjab National Bank †	333,666	2,481,260
Siemens India Ltd.	277,500	5,347,179
UTI Bank Ltd.	445,537	2,592,998
UTI Bank Ltd. (GDR) (b)	158,000	900,600
Wipro Ltd.	478,000	5,329,742

		145,996,422

Indonesia (2.2%)
PT Astra International Tbk	3,054,900	3,215,511
PT Bank Central Asia Tbk	10,646,500	4,712,366

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
PT Bank Mandiri Persero Tbk	21,517,500	$3,995,477
PT Bank Rakyat Indonesia	8,476,000	3,751,657
PT Perusahaan Gas Negara	3,752,500	4,557,446
PT Telekomunikasi Indonesia Tbk	20,541,000	16,298,861
PT United Tractors Tbk	3,922,500	2,286,678

		38,817,996

Israel (0.0%)
ECI Telecom Ltd.*	1	8

Malaysia (0.4%)
Bandar Raya Developments Bhd	2,499,000	856,917
Bumiputra-Commerce Holdings Bhd	1,826,000	2,956,783
Telekom Malaysia Bhd	213,000	524,602
Tenaga Nasional Bhd	1,231,125	3,082,419

		7,420,721

Mexico (9.5%)
America Movil S.A. de C.V. (ADR)	1,641,680	54,602,277
Corp GEO S.A. de C.V.*	2,064,200	6,872,346
Grupo Financiero Banorte S.A. de C.V.	4,022,300	9,371,879
Grupo Televisa S.A. (ADR)	2,339,960	45,184,628
Wal-Mart de Mexico S.A. de C.V., Series V (ADR)	101,299	2,844,861
Wal-Mart de Mexico S.A. de C.V., Series V	17,442,445	48,984,997

		167,860,988

Morocco (1.1%)
Banque Marocaine du Commerce Exterieur	66,570	7,635,054
Maroc Telecom	329,670	4,442,265
ONA S.A.	45,300	6,892,593

		18,969,912

Netherlands (0.3%)
Efes Breweries International N.V. (GDR)*	157,301	5,190,933

Poland (3.1%)
Bank Millennium S.A.	2,920,762	5,498,250
Bank Pekao S.A.	265,789	15,844,103
Polski Koncern Naftowy Orlen S.A.	303,805	5,051,820
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,137,131	13,200,466
TVN S.A.*	498,983	15,029,137

		54,623,776

Russia (12.2%)
Comstar United Telesystems (GDR) §	2,300	13,570
Comstar United Telesystems (GDR)*	133,800	801,462
CTC Media, Inc.*	402,000	7,340,520
LUKOIL (ADR)	638,246	53,293,541
MMC Norilsk Nickel (ADR)	71,350	9,204,150
NovaTek OAO (GDR)^	473,887	20,851,028
OAO Gazprom (Sponsored ADR)^	843,100	35,368,930
Polyus Gold*	58,400	2,519,960
Polyus Gold, Class S*	16,300	700,900
Sberbank RF, Class S	3,900	6,649,500
Sberbank RF (GDR) (Over the Counter)*(b)(m)	14,400	2,455,200
Sberbank RF (GDR) (Frankfurt Exchange)*^(b)(m)	142,023	27,875,243
Surgutneftegaz OJSC (ADR)	250,131	18,259,563
Unified Energy System (GDR)	219,893	15,194,606
Wimm-Bill-Dann Foods OJSC (ADR)	390,100	15,272,415

		215,800,588

South Africa (11.4%)
ABSA Group Ltd.	579,450	8,149,309
African Bank Investments Ltd.	2,970,380	11,657,859
Aspen Pharmacare Holdings Ltd.*	2,996,550	15,336,218
Aveng Ltd.	2,548,030	7,663,651
Gold Fields Ltd.	425,800	9,672,184
Gold Fields Ltd. (ADR)	890,340	20,388,786
Group Five Ltd	1,295,700	5,223,315
Harmony Gold Mining Co., Ltd. (ADR)*	8,100	131,949
Harmony Gold Mining Co., Ltd.*	510,977	8,175,059
Illovo Sugar Ltd.	2,867,100	7,919,777
Impala Platinum Holdings Ltd.	94,630	17,512,471
Mittal Steel South Africa Ltd.	100	1,048
Murray & Roberts Holdings Ltd.	1,710,120	6,090,658
Naspers Ltd., Class N	1,225,020	20,933,598
Pretoria Portland Cement Co., Ltd.	175,500	9,043,292
Reunert Ltd.	978,430	8,917,580
Sanlam Ltd.	6,840	13,907
Sasol Ltd.	551,160	21,252,708
Shoprite Holdings Ltd.	3,036,700	10,815,323
Tiger Brands Ltd.	589,578	11,863,069

		200,761,761

South Korea (12.1%)
Amorepacific Corp.*	5,277	2,277,782
Cheil Communications, Inc.	8,289	1,655,703
Cheil Industries, Inc.	154,680	5,396,762
Doosan Heavy Industries and Construction Co., Ltd.	141,130	5,117,394
Doosan Infracore Co., Ltd.	162,500	2,689,206
GS Engineering & Construction Corp.	140,260	9,077,647
Hanjin Heavy Industries & Construction Co., Ltd.	167,220	4,477,061
Hanmi Pharm Co., Ltd.	21,309	2,133,820
Hite Brewery Co., Ltd.	58,150	5,816,839
Hynix Semiconductor, Inc. (GDR)*§(m)	11,500	369,150
Hynix Semiconductor, Inc.*	73,700	2,388,822
Hyundai Heavy Industries	26,462	2,970,594
Hyundai Mipo Dockyard	19,280	1,930,642
Hyundai Mobis	6,790	574,720
Hyundai Motor Co. (Non-Voting)	116,410	5,828,476
Kookmin Bank	210,550	17,310,952
Korea Zinc Co., Ltd.	81,960	6,427,558
KT&G Corp.	37,990	2,218,453
LG.Philips LCD Co., Ltd.*	151,640	5,642,344
Lotte Shopping Co., Ltd.	20,580	8,004,659
NHN Corp.*	29,730	10,341,415
Orion Corp.	41,470	11,277,812
Pacific Corp.	2,333	383,628
Pusan Bank	66,000	841,783
S-Oil Corp.	59,416	4,202,397
Samsung Electronics Co., Ltd.	45,337	28,816,497
Samsung Electronics Co., Ltd. (Preference)	23,890	11,659,186

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Samsung Fire & Marine Insurance Co., Ltd.	58,400	$7,848,635
Shinhan Financial Group Co., Ltd.	437,000	20,498,050
SK Corp.	162,230	10,431,148
SK Telecom Co., Ltd.	44,113	9,485,667
Woongjin Coway Co., Ltd.	201,560	4,419,150
Woongjin Coway Co., Ltd. (GDR)* † §	99,500	1,090,756

		213,604,708

Taiwan (8.5%)
Catcher Technology Co., Ltd.	545,000	5,773,697
Cathay Financial Holding Co., Ltd.	3,494,000	7,640,461
Chang Hwa Commercial Bank	12,506,000	8,864,710
Chinatrust Financial Holding Co., Ltd.	3,028,000	2,511,097
Delta Electronics, Inc.	7,212,058	20,493,231
Delta Electronics, Inc. (GDR)	171,672	2,403,408
Epistar Corp.	1,692,000	5,278,191
Eva Airways Corp.	657	280
Everlight Electronics Co., Ltd.	1,997,000	5,088,566
Far EasTone Telecommunications Co., Ltd.	2,425,000	2,711,338
High Tech Computer Corp.	404,000	11,105,414
Hon Hai Precision Industry Co., Ltd.	2,534,967	15,659,061
Largan Precision Co., Ltd.	431,528	9,236,461
MediaTek, Inc.	1,427,000	13,222,349
Novatek Microelectronics Corp., Ltd.	839,000	4,068,413
Shin Kong Financial Holdings Co., Ltd.	11,989,606	13,183,123
Silitech Technology Corp.	2,000	10,594
Taishin Financial Holdings Co., Ltd.	5,031,921	3,085,018
Taiwan Mobile Co., Ltd.	3,478,000	3,458,986
Taiwan Semiconductor Manufacturing Co., Ltd.	73,129	131,907
Tripod Technology Corp.	1,550,000	5,266,084
Tsann Kuen Enterprise Co.	2,241,897	2,842,446
Unimicron Technology Corp.	3,394,000	4,423,721
Wistron Corp.	3,708,000	4,351,978

		150,810,534

Thailand (1.4%)
Advanced Information Service PCL (Foreign)	551,000	1,299,699
Asian Property Development PCL (NVDR)	1,849,800	133,808
Asian Property Development PCL (Foreign)	6,353,400	459,583
Bangkok Bank PCL (Foreign)	1,428,700	3,969,131
Ch. Karnchang PCL (Foreign)	4,143,100	852,400
CP Seven Eleven PCL (Foreign)	17,736,600	3,346,967
Italian-Thai Development PCL (Foreign)	4,146,300	548,783
Kasikornbank PCL (Foreign)	1,717,300	2,745,520
Lalin Property PCL (Foreign)	3,423,100	421,663
Land and Houses PCL (Foreign)	4,447,800	874,289
PTT Exploration & Production plc (Foreign)	797,300	2,215,012
PTT PCL (Foreign)	719,800	4,263,525
Siam Commercial Bank PCL (Foreign)	890,300	1,341,692
Siam Makro PCL (Foreign)	319,300	518,847
Thai Oil PCL (Foreign)	400,400	666,371
Total Access Communication PCL*	163,000	586,800

		24,244,090

Turkey (2.4%)
Akcansa Cimento A.S.	1,432,296	5,635,411
BIM Birlesik Magazalar A.S.	254,960	7,423,292
Dogan Yayin Holdings*	2,777,761	9,442,814
Hurriyet Gazetecilik A.S.	1,120,696	2,285,839
Turkiye Garanti Bankasi A.S.	3,705,452	9,190,734
Turkiye Is Bankasi	626,210	3,074,874
Turkiye Vakiflar Bankasi T.A.O.	772,900	3,016,670
Yapi Ve Kredi Bankasi*	2,054,629	3,091,321

		43,160,955

Total Common Stocks (96.7%) (Cost $1,413,287,373)		1,708,053,840

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.0%)
BNP Paribas N.Y.
5.35%, 2/22/08 (l)	$2,000,000	2,000,000
New York Life Insurance Co.
5.19%, 10/2/06 (l)	1,000,000	1,000,000
Nomura Securities
5.35%, 7/3/06	28,759,855	28,759,855
Pricoa Global Funding I
5.36%, 5/23/08 (l)	2,000,000	2,000,000
Swedbank N.Y.
5.20%, 7/14/06 (l)	999,956	999,956

Total Short-Term Investments (2.0%) (Amortized Cost $34,759,811)		34,759,811

Total Investments (98.7%) (Cost/Amortized Cost $1,448,047,184)		1,742,813,651
Other Assets Less Liabilities (1.3%)		22,820,548

Net Assets (100%)		$1,765,634,199

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $3,572,016 or 0.20% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $18,090,735 or 1.02% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(i)	Dematerialized-Securities changed from paper to electronic format.

(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

At June 30, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
South African Rand, expiring 8/14/06	30,024	$4,512,268	$4,197,891	$(314,377)

Foreign Currency Sell Contracts
South African Rand, expiring 8/14/06	360,073	$55,727,383	$50,344,988	$5,382,395

				$5,068,018

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$955,145,671
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$584,184,208

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,220,289
Aggregate gross unrealized depreciation	(54,610,465)

Net unrealized appreciation	$292,609,824

Federal income tax cost of investments	$1,450,203,827

At June 30, 2006, the Portfolio had loaned securities with a total value of $32,683,328. This was secured by collateral of $34,759,811 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $4,961 as brokerage commissions with Morgan Stanley & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (33.2%)
Diversified Consumer Services (4.3%)
Apollo Group, Inc., Class A*	40,800	$2,108,136
ITT Educational Services, Inc.*	23,484	1,545,482
Weight Watchers International, Inc.	21,800	891,402

		4,545,020

Hotels, Restaurants & Leisure (11.0%)
Choice Hotels International, Inc.	31,710	1,921,626
Intercontinental Hotels Group plc (ADR)	106,508	1,874,536
International Game Technology	44,702	1,695,994
Station Casinos, Inc.	40,993	2,790,803
Wendy’s International, Inc.	32,975	1,922,113
Wynn Resorts Ltd.*	22,100	1,619,930

		11,825,002

Household Durables (3.1%)
Desarrolladora Homex S.A. de C.V. (ADR)*	43,260	1,419,360
MDC Holdings, Inc.	17,500	908,775
NVR, Inc.*	2,096	1,029,660

		3,357,795

Internet & Catalog Retail (3.7%)
Amazon.com, Inc.*	78,700	3,044,116
Expedia, Inc.*	64,120	959,876

		4,003,992

Media (6.0%)
Getty Images, Inc.*	43,540	2,765,226
Grupo Televisa S.A. (ADR)	108,080	2,087,024
Lamar Advertising Co., Class A*	28,535	1,536,895

		6,389,145

Specialty Retail (3.2%)
Abercrombie & Fitch Co.	36,900	2,045,367
AutoZone, Inc.*	15,808	1,394,266

		3,439,633

Textiles, Apparel & Luxury Goods (1.9%)
Coach, Inc.*	68,331	2,043,097

Total Consumer Discretionary		35,603,684

Consumer Staples (2.1%)
Tobacco (2.1%)
Loews Corp.- Carolina Group	43,645	2,242,044

Total Consumer Staples		2,242,044

Energy (7.5%)
Oil, Gas & Consumable Fuels (7.5%)
Southwestern Energy Co.*	60,388	1,881,690
Ultra Petroleum Corp.*	104,406	6,188,144

Total Energy		8,069,834

Financials (10.3%)
Capital Markets (2.8%)
Calamos Asset Management, Inc., Class A	72,353	2,097,514
Janus Capital Group, Inc.	48,600	869,940

		2,967,454

Diversified Financial Services (2.3%)
Chicago Mercantile Exchange Holdings, Inc.	3,747	1,840,339
Leucadia National Corp.	22,760	664,364

		2,504,703

Insurance (0.9%)
Brown & Brown, Inc.	34,190	999,032

Real Estate Management & Development (4.3%)
Brookfield Asset Management, Inc., Class A	55,713	2,263,062
CB Richard Ellis Group, Inc., Class A*	61,935	1,542,181
St. Joe Co.	17,092	795,462

		4,600,705

Total Financials		11,071,894

Health Care (5.2%)
Health Care Equipment & Supplies (4.3%)
Dade Behring Holdings, Inc.	59,993	2,498,109
Gen-Probe, Inc.*	39,874	2,152,398

		4,650,507

Life Sciences Tools & Services (0.9%)
Techne Corp.*	19,175	976,391

Total Health Care		5,626,898

Industrials (19.9%)
Air Freight & Logistics (6.8%)
CH Robinson Worldwide, Inc.	62,170	3,313,661
Expeditors International of Washington, Inc.	71,556	4,007,852

		7,321,513

Commercial Services & Supplies (11.3%)
ChoicePoint, Inc.*	45,613	1,905,255
Corporate Executive Board Co.	44,529	4,461,806
Monster Worldwide, Inc.*	75,206	3,208,288
Stericycle, Inc.*	39,005	2,539,225

		12,114,574

Machinery (1.8%)
Pentair, Inc.	56,800	1,941,992

Total Industrials		21,378,079

Information Technology (10.0%)
Internet Software & Services (3.3%)
Akamai Technologies, Inc.*	69,490	2,514,843
Netease.com (ADR)*	45,628	1,018,873

		3,533,716

IT Services (2.5%)
Iron Mountain, Inc.*	71,399	2,668,895

Semiconductors & Semiconductor Equipment (1.0%)
Tessera Technologies, Inc.*	38,877	1,069,117

Software (3.2%)
Activision, Inc.*	175,561	1,997,884
Red Hat, Inc.*	65,052	1,522,217

		3,520,101

Total Information Technology		10,791,829

Materials (2.3%)
Construction Materials (1.3%)
Florida Rock Industries, Inc.	28,400	1,410,628

Paper & Forest Products (1.0%)
MeadWestvaco Corp.	37,305	1,041,929

Total Materials		2,452,557

Telecommunication Services (5.9%)
Wireless Telecommunication Services (5.9%)
Crown Castle International Corp.*	82,219	2,839,844
NII Holdings, Inc.*	62,304	3,512,700

		6,352,544

Total Telecommunication Services		6,352,544

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH

PORTFOLIO PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.1%)
Gas Utilities (1.1%)
Questar Corp.	14,068	$1,132,333

Total Utilities		1,132,333

Total Common Stocks (97.5%) (Cost $101,444,572)		104,721,696

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (3.9%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $4,187,745)	$4,187,745	4,187,745

Total Investments (101.4%) (Cost/Amortized Cost $105,632,317)		108,909,441
Other Assets Less Liabilities (-1.4%)		(1,531,252)

Net Assets (100%)		$107,378,189

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$81,767,614
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,671,718

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,232,190
Aggregate gross unrealized depreciation	(4,967,929)

Net unrealized appreciation	$3,264,261

Federal income tax cost of investments	$105,645,180

For the six months ended June 30, 2006, the Portfolio incurred approximately $36 as brokerage commissions with Morgan Stanley & Co. and $1,502 with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.5%)
Diversified Consumer Services (2.5%)
Jackson Hewitt Tax Service, Inc.	13,100	$410,685
Laureate Education, Inc.*	10,390	442,926
Strayer Education, Inc.	4,000	388,480

		1,242,091

Hotels, Restaurants & Leisure (7.4%)
California Pizza Kitchen, Inc.*	14,163	389,199
Gaylord Entertainment Co.*	16,413	716,263
Great Wolf Resorts, Inc.*	21,800	261,818
Orient-Express Hotels Ltd.	23,127	898,253
Pinnacle Entertainment, Inc.*	14,900	456,685
Red Lion Hotels Corp.*	21,950	240,352
Shuffle Master, Inc.*	13,915	456,134
Town Sports International Holdings, Inc.*	23,304	284,309

		3,703,013

Internet & Catalog Retail (2.6%)
Priceline.com, Inc.*	23,504	701,830
VistaPrint Ltd.*	22,007	588,467

		1,290,297

Specialty Retail (2.0%)
Casual Male Retail Group, Inc.*	24,000	241,200
GameStop Corp., Class A*	10,467	439,614
Guess?, Inc.*	8,000	334,000

		1,014,814

Total Consumer Discretionary		7,250,215

Energy (4.5%)
Energy Equipment & Services (1.9%)
Hornbeck Offshore Services, Inc.*	14,300	507,936
Tetra Technologies, Inc.*	14,000	424,060

		931,996

Oil, Gas & Consumable Fuels (2.6%)
Comstock Resources, Inc.*	10,700	319,502
Goodrich Petroleum Corp.*	18,492	524,988
KCS Energy, Inc.*	15,500	460,350

		1,304,840

Total Energy		2,236,836

Financials (4.2%)
Capital Markets (1.5%)
GFI Group, Inc.*	7,550	407,322
optionsXpress Holdings, Inc.	15,055	350,932

		758,254

Insurance (0.8%)
Navigators Group, Inc.*	9,077	397,754

Real Estate Management & Development (1.4%)
Trammell Crow Co.*	18,915	665,241

Thrifts & Mortgage Finance (0.5%)
Fidelity Bankshares, Inc.	8,150	259,333

Total Financials		2,080,582

Health Care (18.4%)
Biotechnology (4.2%)
Alkermes, Inc.*	39,975	756,327
Cubist Pharmaceuticals, Inc.*	1,600	40,288
CV Therapeutics, Inc.*	28,100	392,557
Onyx Pharmaceuticals, Inc.*	30,397	511,582
Senomyx, Inc.*	28,854	416,363

		2,117,117

Health Care Equipment & Supplies (5.6%)
American Medical Systems Holdings, Inc.*	19,300	321,345
Conor Medsystems, Inc.*	10,100	278,659
DJO, Inc.*	16,056	591,342
Gen-Probe, Inc.*	8,900	480,422
Haemonetics Corp.*	6,000	279,060
Kyphon, Inc.*	18,300	701,988
Northstar Neuroscience, Inc.*	12,461	129,345

		2,782,161

Health Care Providers & Services (3.7%)
inVentive Health, Inc.*	28,620	823,684
Odyssey HealthCare, Inc.*	12,800	224,896
PSS World Medical, Inc.*	44,139	779,053

		1,827,633

Life Sciences Tools & Services (2.8%)
Nektar Therapeutics*	32,400	594,216
Parexel International Corp.*	16,500	476,025
Varian, Inc.*	7,900	327,929

		1,398,170

Pharmaceuticals (2.1%)
Adams Respiratory Therapeutics, Inc.*	7,858	350,624
Sciele Pharma, Inc.*	30,700	711,933

		1,062,557

Total Health Care		9,187,638

Industrials (24.6%)
Aerospace & Defense (1.2%)
DynCorp International, Inc., Class A*	30,500	316,590
K&F Industries Holdings, Inc.*	15,806	280,240

		596,830

Air Freight & Logistics (1.0%)
Hub Group, Inc., Class A*	21,180	519,545

Commercial Services & Supplies (13.5%)
ACCO Brands Corp.*	13,100	286,890
Advisory Board Co.*	11,839	569,338
FTI Consulting, Inc.*	14,600	390,842
Global Cash Access, Inc.*	45,800	715,854
Huron Consulting Group, Inc.*	11,758	412,588
Labor Ready, Inc.*	32,600	738,390
Navigant Consulting, Inc.*	42,414	960,677
PeopleSupport, Inc.*	30,558	411,311
Resources Connection, Inc.*	56,963	1,425,214
Taleo Corp., Class A*	31,997	377,245
TeleTech Holdings, Inc.*	33,400	422,844

		6,711,193

Machinery (6.7%)
Actuant Corp., Class A	7,695	384,365
Barnes Group, Inc.	27,800	554,610
Gardner Denver, Inc.*	35,554	1,368,829
JLG Industries, Inc.	12,500	281,250
Kaydon Corp.	11,600	432,796
Mueller Water Products, Inc., Class A*	16,550	288,136

		3,309,986

Trading Companies & Distributors (2.2%)
Houston Wire & Cable Co.*	12,050	207,260
Interline Brands, Inc.*	25,000	584,500
Williams Scotsman International, Inc.*	14,150	309,036

		1,100,796

Total Industrials		12,238,350

Information Technology (27.0%)
Communications Equipment (2.2%)
F5 Networks, Inc.*	5,100	272,748
Ixia*	43,808	394,272
NMS Communications Corp.*	118,820	430,128

		1,097,148

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (0.5%)
Hypercom Corp.*	26,056	$243,624

Electronic Equipment & Instruments (1.9%)
Cogent, Inc.*	20,774	313,064
Identix Corp.*	38,034	265,857
Universal Display Corp.*	26,341	350,599

		929,520

Internet Software & Services (8.0%)
InfoSpace, Inc.*	13,000	294,710
Marchex, Inc., Class B*	24,830	407,957
SkillSoft plc (ADR)*	83,300	509,796
ValueClick, Inc.*	98,795	1,516,503
WebEx Communications, Inc.*	35,823	1,273,150

		4,002,116

IT Services (4.4%)
Gevity HR, Inc.	14,899	395,568
SI International, Inc.*	30,863	946,260
Wright Express Corp.*	29,751	855,044

		2,196,872

Semiconductors & Semiconductor Equipment (3.2%)
Integrated Device Technology, Inc.*	60,600	859,308
Microsemi Corp.*	29,500	719,210

		1,578,518

Software (6.8%)
Epicor Software Corp.*	20,300	213,759
Open Solutions, Inc.*	12,557	334,141
Quest Software, Inc.*	78,224	1,098,265
Secure Computing Corp.*	103,623	891,158
Transaction Systems Architects, Inc.*	21,000	875,490

		3,412,813

Total Information Technology		13,460,611

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.3%)
Cbeyond Communications, Inc.*	19,089	416,331
NeuStar, Inc. Class A*	21,025	709,594

Total Telecommunication Services		1,125,925

Total Common Stocks (95.5%) (Cost $47,750,009)		47,580,157

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.9%)
JPMorgan Chase Nassau
4.58%, 7/3/06
(Amortized Cost $2,950,483)	$2,950,483	2,950,483

Total Investments (101.4%) (Cost/Amortized Cost $50,700,492)		50,530,640
Other Assets Less Liabilities (-1.4%)		(705,292)

Net Assets (100%)		$49,825,348

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$55,521,455
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,488,107

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,975,066
Aggregate gross unrealized depreciation	(2,313,361)

Net unrealized depreciation	$(338,295)

Federal income tax cost of investments	$50,868,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $527,990,348)	$520,339,638
Unaffiliated issuers (Amortized Cost $811,813)	811,813
Cash	301,388
Receivable from investment manager	36,498
Dividends, interest and other receivables	3,548
Other assets	3,951

Total assets	521,496,836

LIABILITIES
Distribution fees payable - Class IB	106,888
Administrative fees payable	74,372
Trustees’ fees payable	2,334
Accrued expenses	59,332

Total liabilities	242,926

NET ASSETS	$521,253,910

Net assets were comprised of:
Paid in capital	$568,148,393
Accumulated undistributed net investment income	901,986
Accumulated net realized loss	(40,145,759)
Unrealized depreciation on investments	(7,650,710)

Net assets	$521,253,910

Class IB
Net asset value, offering and redemption price per share, $521,253,910 / 26,069,645 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,840,968
Interest	18,473

Total income	1,859,441

EXPENSES
Distribution fees - Class IB	682,646
Administrative fees	430,770
Investment management fees	273,056
Printing and mailing expenses	30,042
Professional fees	25,505
Custodian fees	5,595
Trustees’ fees	3,763
Miscellaneous	8,856

Gross expenses	1,460,233
Less: Waiver from investment advisor	(504,457)
Fees paid indirectly	(1,441)

Net expenses	954,335

NET INVESTMENT INCOME	905,106

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	2,105,796
Net distributions of realized gain received from Underlying Portfolios	1,608,078

Net realized gain	3,713,874
Net change in unrealized appreciation on securities	3,978,849

NET REALIZED AND UNREALIZED GAIN	7,692,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,597,829

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$905,106	$14,178,659
Net realized gain on investments	3,713,874	83,415,425
Net change in unrealized appreciation (depreciation) on investments	3,978,849	(68,760,185)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,597,829	28,833,899

DIVIDENDS:
Class IB
Dividends from net investment income	—	(15,869,444)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 47,951 and 133,827 shares, respectively ]	987,123	2,604,189
Capital shares issued in reinvestment of dividends [ 0 and 800,684 shares, respectively ]	—	15,869,444
Capital shares repurchased [ (2,694,304) and (5,399,944) shares, respectively ]	(54,268,806)	(105,076,499)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(53,281,683)	(86,602,866)

TOTAL DECREASE IN NET ASSETS	(44,683,854)	(73,638,411)
NET ASSETS:
Beginning of period	565,937,764	639,576,175

End of period (a)	$521,253,910	$565,937,764

_____________________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$901,986	$(3,120)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Securities on loan at market value $946,874,447):
Affiliated issuers (Cost $485,812,261)	$426,279,455
Unaffiliated issuers (Cost $9,033,537,028)	9,676,113,387
Receivable for securities sold	99,881,463
Dividends, interest and other receivables	8,784,852
Receivable from Separate Accounts for Trust shares sold	2,107,783
Other assets	66,524

Total assets	10,213,233,464

LIABILITIES
Overdraft payable	40,169,725
Collateral held for loaned securities	963,360,454
Payable for securities purchased	14,128,836
Investment management fees payable	3,548,728
Payable to Separate Accounts for Trust shares redeemed	3,421,030
Administrative fees payable	905,419
Distribution fees payable - Class IB	463,881
Trustees’ fees payable	399,674
Variation margin payable on futures contracts	359,200
Accrued expenses	208,659

Total liabilities	1,026,965,606

NET ASSETS	$9,186,267,858

Net assets were comprised of:
Paid in capital	$10,087,026,662
Accumulated undistributed net investment income	70,740,807
Accumulated net realized loss	(1,558,191,289)
Unrealized appreciation on investments	586,691,678

Net assets	$9,186,267,858

Class IA
Net asset value, offering and redemption price per share, $6,901,243,918 / 380,098,033 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.16

Class IB
Net asset value, offering and redemption price per share, $2,285,023,940 / 126,722,692 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,258 foreign withholding tax)	$92,387,293
Securities lending (net)	4,275,315
Interest	2,745,586

Total income	99,408,194

EXPENSES
Investment management fees	22,774,638
Distribution fees - Class IB	2,962,868
Administrative fees	2,409,866
Printing and mailing expenses	531,157
Professional fees	139,497
Trustees’ fees	64,812
Custodian fees	47,654
Miscellaneous	92,244

Gross expenses	29,022,736
Less: Fees paid indirectly	(786,350)

Net expenses	28,236,386

NET INVESTMENT INCOME	71,171,808

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	422,546,948
Futures	(9,441,877)

Net realized gain	413,105,071

Change in unrealized appreciation (depreciation) on:
Securities	(442,278,497)
Futures	3,648,125

Net change in unrealized depreciation	(438,630,372)

NET REALIZED AND UNREALIZED LOSS	(25,525,301)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,646,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$71,171,808	$94,534,201
Net realized gain on investments	413,105,071	926,878,986
Net change in unrealized depreciation on investments	(438,630,372)	(618,993,847)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	45,646,507	402,419,340

DIVIDENDS:
Dividends from net investment income
Class IA	—	(77,153,787)
Class IB	—	(18,770,768)

TOTAL DIVIDENDS	—	(95,924,555)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,061,351 and 6,402,563 shares, respectively ]	38,519,794	111,188,399
Capital shares issued in reinvestment of dividends [ 0 and 4,225,422 shares, respectively]	—	77,153,787
Capital shares repurchased [ (25,270,621) and (56,104,184) shares, respectively ]	(472,540,901)	(967,883,621)

Total Class IA transactions	(434,021,107)	(779,541,435)

Class IB
Capital shares sold [ 7,015,446 and 16,721,125 shares, respectively ]	130,225,680	286,051,050
Capital shares issued in reinvestment of dividends [ 0 and 1,033,893 shares, respectively]	—	18,770,768
Capital shares repurchased [ (11,022,086) and (20,499,452) shares, respectively ]	(204,539,088)	(351,120,868)

Total Class IB transactions	(74,313,408)	(46,299,050)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(508,334,515)	(825,840,485)

TOTAL DECREASE IN NET ASSETS	(462,688,008)	(519,345,700)
NET ASSETS:
Beginning of period	9,648,955,866	10,168,301,566

End of period (a)	$9,186,267,858	$9,648,955,866

____________________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$70,740,807	$(431,001)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $2,695,942,560) (Securities on loan at market value $118,057,805)	$3,003,690,655
Receivable for securities sold	30,272,178
Dividends, interest and other receivables	2,832,941
Receivable from Separate Accounts for Trust shares sold	1,339,507
Other assets	24,452

Total assets	3,038,159,733

LIABILITIES
Collateral held for loaned securities	119,877,751
Payable for securities purchased	34,090,397
Payable to Separate Accounts for Trust shares redeemed	1,655,553
Investment management fees payable	1,313,820
Distribution fees payable - Class IB	300,808
Administrative fees payable	283,151
Trustees’ fees payable	66,319
Accrued expenses	88,769

Total liabilities	157,676,568

NET ASSETS	$2,880,483,165

Net assets were comprised of:
Paid in capital	$2,475,648,660
Accumulated undistributed net investment income	17,844,037
Accumulated undistributed net realized gain	79,242,373
Unrealized appreciation on investments	307,748,095

Net assets	$2,880,483,165

Class IA
Net asset value, offering and redemption price per share, $1,402,818,131 / 73,854,669 shares out-standing (unlimited amount authorized: $0.01 par value)	$18.99

Class IB
Net asset value, offering and redemption price per share, $1,477,665,034 / 78,356,610 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$28,483,024
Interest	288,350
Securities lending (net)	45,888

Total income	28,817,262

EXPENSES
Investment management fees	8,239,611
Distribution fees - Class IB	1,884,970
Administrative fees	748,918
Printing and mailing expenses	162,198
Professional fees	54,473
Trustees’ fees	19,771
Custodian fees	8,983
Miscellaneous	42,276

Gross expenses	11,161,200
Less: Fees paid indirectly	(262,904)

Net expenses	10,898,296

NET INVESTMENT INCOME	17,918,966

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	89,563,834
Net change in unrealized depreciation on securities	(39,330,494)

NET REALIZED AND UNREALIZED GAIN	50,233,340

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,152,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,918,966	$33,114,444
Net realized gain on investments	89,563,834	269,960,253
Net change in unrealized depreciation on investments	(39,330,494)	(143,727,922)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	68,152,306	159,346,775

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(18,196,966)
Class IB	—	(14,974,268)

	—	(33,171,234)

Distributions from net realized capital gains
Class IA	(7,673,000)	(43,255,787)
Class IB	(8,143,163)	(45,030,714)

	(15,816,163)	(88,286,501)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(15,816,163)	(121,457,735)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,044,726 and 4,408,502 shares, respectively ]	20,149,924	82,365,457
Capital shares issued in reinvestment of dividends and distributions [ 412,746 and 3,266,888 shares, respectively ]	7,673,000	61,452,753
Capital shares repurchased [ (5,231,985) and (10,050,540) shares, respectively ]	(100,872,366)	(187,979,450)

Total Class IA transactions	(73,049,442)	(44,161,240)

Class IB
Capital shares sold [ 3,545,448 and 11,073,700 shares, respectively ]	67,747,516	205,315,074
Capital shares issued in reinvestment of dividends and distributions [ 441,174 and 3,208,574 shares, respectively ]	8,143,163	60,004,982
Capital shares repurchased [ (6,460,273) and (10,400,077) shares, respectively ]	(123,687,217)	(193,297,631)

Total Class IB transactions	(47,796,538)	72,022,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(120,845,980)	27,861,185

TOTAL INCREASE (DECREASE) IN NET ASSETS	(68,509,837)	65,750,225
NET ASSETS:
Beginning of period	2,948,993,002	2,883,242,777

End of period (a)	$2,880,483,165	$2,948,993,002

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$17,844,037	$(74,929)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $962,393,401) (Securities on loan at market value $351,565,810)	$945,076,831
Cash	9,063,490
Receivable for forward commitments	31,359,401
Dividends, interest and other receivables	5,415,657
Receivable for securities sold	4,142,772
Receivable from Separate Accounts for Trust shares sold	274,955
Other assets	4,933

Total assets	995,338,039

LIABILITIES
Collateral held for loaned securities	176,169,866
Payable for forward commitments	92,417,498
Payable to Separate Accounts for Trust shares redeemed	409,972
Payable for securities purchased	384,322
Investment management fees payable	300,885
Distribution fees payable - Class IB	103,450
Administrative fees payable	79,922
Trustees’ fees payable	19,083
Accrued expenses	99,018

Total liabilities	269,984,016

NET ASSETS	$725,354,023

Net assets were comprised of:
Paid in capital	$756,592,324
Accumulated undistributed net investment income	14,110,184
Accumulated net realized loss	(28,031,915)
Unrealized depreciation on investments	(17,316,570)

Net assets	$725,354,023

Class IA
Net asset value, offering and redemption price per share, $225,587,377 / 23,139,480 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.75

Class IB
Net asset value, offering and redemption price per share, $499,766,646 / 51,641,867 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.68

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$16,758,701
Securities lending (net)	215,395

Total income	16,974,096

EXPENSES
Investment management fees	1,876,093
Distribution fees - Class IB	644,691
Administrative fees	201,974
Printing and mailing expenses	41,116
Professional fees	33,452
Custodian fees	29,434
Trustees’ fees	5,076
Miscellaneous	9,849

Total expenses	2,841,685

NET INVESTMENT INCOME	14,132,411

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(10,128,697)
Net change in unrealized depreciation on securities	(6,345,243)

NET REALIZED AND UNREALIZED LOSS	(16,473,940)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,341,529)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,132,411	$27,367,820
Net realized loss on investments	(10,128,697)	(8,325,334)
Net change in unrealized depreciation on investments	(6,345,243)	(7,787,952)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,341,529)	11,254,534

DIVIDENDS:
Dividends from net investment income
Class IA	—	(9,330,773)
Class IB	—	(19,070,118)

TOTAL DIVIDENDS	—	(28,400,891)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,606,730 and 4,123,288 shares, respectively ]	15,667,413	41,364,741
Capital shares issued in reinvestment of dividends [ 0 and 956,841 shares, respectively ]	—	9,330,773
Capital shares repurchased [ (3,878,667) and (9,305,439) shares, respectively ]	(37,808,468)	(93,762,145)

Total Class IA transactions	(22,141,055)	(43,066,631)

Class IB
Capital shares sold [ 2,914,771 and 7,502,043 shares, respectively ]	28,212,718	74,817,387
Capital shares issued in reinvestment of dividends [ 0 and 1,967,418 shares, respectively ]	—	19,070,118
Capital shares repurchased [ (7,171,195) and (13,483,533) shares, respectively ]	(69,428,695)	(134,518,001)

Total Class IB transactions	(41,215,977)	(40,630,496)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(63,357,032)	(83,697,127)

TOTAL DECREASE IN NET ASSETS	(65,698,561)	(100,843,484)
NET ASSETS:
Beginning of period	791,052,584	891,896,068

End of period (a)	$725,354,023	$791,052,584

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$14,110,184	$(22,227)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $2,617,018,303) (Securities on loan at market value $504,970,045)	$3,064,648,184
Cash	2,600,711
Foreign Cash (Cost $9,878,684)	9,981,564
Receivable for securities sold	18,969,373
Dividends, interest and other receivables	3,819,471
Receivable from Separate Accounts for Trust shares sold	1,013,527
Variation margin receivable on futures contracts	252,252
Other assets	2,339,470

Total assets	3,103,624,552

LIABILITIES
Collateral held for loaned securities	517,161,702
Payable for securities purchased	17,059,041
Investment management fees payable	1,448,864
Payable to Separate Accounts for Trust shares redeemed	1,102,653
Administrative fees payable	226,354
Distribution fees payable - Class IB	220,458
Trustees’ fees payable	60,682
Accrued expenses	972,403

Total liabilities	538,252,157

NET ASSETS	$2,565,372,395

Net assets were comprised of:
Paid in capital	$2,053,413,118
Accumulated undistributed net investment income	13,064,679
Accumulated undistributed net realized gain	50,665,442
Unrealized appreciation on investments	448,229,156

Net assets	$2,565,372,395

Class IA
Net asset value, offering and redemption price per share, $1,441,876,671 / 104,097,196 shares out- standing (unlimited amount authorized: $0.01 par value)	$13.85

Class IB
Net asset value, offering and redemption price per share, $1,123,495,724 / 82,292,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.65

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,191,601 foreign withholding tax)	$35,354,765
Interest	1,042,985
Securities lending (net)	1,002,530

Total income	37,400,280

EXPENSES
Investment management fees	8,874,668
Distribution fees - Class IB	1,320,383
Custodian fees	711,404
Administrative fees	643,891
Printing and mailing expenses	136,244
Recoupment fees	92,406
Professional fees	63,905
Trustees’ fees	16,240
Miscellaneous	17,479

Gross expenses	11,876,620
Less: Fees paid indirectly	(68,296)

Net expenses	11,808,324

NET INVESTMENT INCOME	25,591,956

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	205,421,903
Futures	(101,193)
Foreign currency transactions	(1,854,412)

Net realized gain	203,466,298

Change in unrealized appreciation (depreciation) on:
Securities	(22,506,406)
Futures	370,033
Foreign currency translations	234,201

Net change in unrealized depreciation	(21,902,172)

NET REALIZED AND UNREALIZED GAIN	181,564,126

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$207,156,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$25,591,956	$29,769,113
Net realized gain on investments and foreign currency transactions	203,466,298	251,938,007
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(21,902,172)	16,975,792

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	207,156,082	298,682,912

DIVIDENDS:
Dividends from net investment income
Class IA	(1,124,700)	(21,564,046)
Class IB	(882,905)	(12,396,678)

TOTAL DIVIDENDS	(2,007,605)	(33,960,724)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [3,575,776 and 6,267,443 shares, respectively]	49,185,355	72,770,721
Capital shares issued in reinvestment of dividends [ 84,897 and 1,742,815 shares, respectively]	1,124,700	21,564,046
Capital shares repurchased [(4,327,630) and (11,763,200) shares, respectively]	(59,140,768)	(135,514,908)

Total Class IA transactions	(8,830,713)	(41,180,141)

Class IB
Capital shares sold [15,392,811 and 24,779,895 shares, respectively]	208,134,627	282,312,536
Capital shares issued in reinvestment of dividends [67,612 and 1,017,667 shares, respectively]	882,905	12,396,678
Capital shares repurchased [(7,410,768) and (12,141,271) shares, respectively]	(100,480,260)	(137,870,333)

Total Class IB transactions	108,537,272	156,838,881

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	99,706,559	115,658,740

TOTAL INCREASE IN NET ASSETS	304,855,036	380,380,928
NET ASSETS:
Beginning of period	2,260,517,359	1,880,136,431

End of period (a)	$2,565,372,395	$2,260,517,359

___________________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$13,064,679	$(10,519,672)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $845,954,147) (Securities on loan at market value $44,619,211)	$885,580,355
Receivable for securities sold	5,177,391
Receivable from Separate Accounts for Trust shares sold	988,116
Dividends, interest and other receivables	344,494
Other assets	4,972

Total assets	892,095,328

LIABILITIES
Overdraft payable	164
Collateral held for loaned securities	46,789,849
Payable for securities purchased	1,069,044
Investment management fees payable	496,135
Payable to Separate Accounts for Trust shares redeemed	392,528
Distribution fees payable - Class IB	151,050
Administrative fees payable	98,252
Trustees’ fees payable	20,626
Accrued expenses	56,853

Total liabilities	49,074,501

NET ASSETS	$843,020,827

Net assets were comprised of:
Paid in capital	$1,306,943,217
Accumulated net investment loss	(1,481,194)
Accumulated undistributed net realized loss	(502,067,404)
Unrealized appreciation on investments	39,626,208

Net assets	$843,020,827

Class IA
Net asset value, offering and redemption price per share, $105,360,320 / 14,543,605 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.24

Class IB
Net asset value, offering and redemption price per share, $737,660,507 / 103,554,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$3,491,558
Interest	181,014
Securities lending (net)	47,040

Total income	3,719,612

EXPENSES
Investment management fees	4,787,487
Distribution fees - Class IB	1,006,852
Administrative fees	268,025
Printing and mailing expenses	59,839
Professional fees	32,229
Trustees’ fees	7,333
Custodian fees	4,965
Miscellaneous	12,111

Gross expenses	6,178,841
Less: Waiver from investment advisor	(897,398)
Fees paid indirectly	(100,863)

Net expenses	5,180,580

NET INVESTMENT LOSS	(1,460,968)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	106,431,573
Net change in unrealized depreciation on securities	(188,939,837)

NET REALIZED AND UNREALIZED LOSS	(82,508,264)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(83,969,232)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,460,968)	$(4,106,000)
Net realized gain on investments	106,431,573	107,621,562
Net change in unrealized appreciation (depreciation) on investments	(188,939,837)	44,356,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(83,969,232)	147,872,153

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [292,025 and 225,802 shares, respectively]	2,286,718	1,588,285
Capital shares repurchased [(23,229,179) and (22,350,864) shares, respectively]	(171,582,133)	(162,687,015)

Total Class IA transactions	(169,295,415)	(161,098,730)

Class IB
Capital shares sold [11,354,809 and 15,009,455 shares, respectively]	88,152,378	108,549,279
Capital shares repurchased [(11,623,136) and (19,390,462) shares, respectively]	(87,926,514)	(132,442,240)

Total Class IB transactions	225,864	(23,892,961)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(169,069,551)	(184,991,691)

TOTAL DECREASE IN NET ASSETS	(253,038,783)	(37,119,538)
NET ASSETS:
Beginning of period	1,096,059,610	1,133,179,148

End of period (a)	$843,020,827	$1,096,059,610

____________________
(a) Includes accumulated net investment loss of	$(1,481,194)	$(20,226)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $2,483,430,775) (Securities on loan at market value $148,870,139)	$2,447,288,087
Foreign cash (Cost $1,918,058)	1,918,119
Receivable for securities sold	28,075,513
Receivable for forward commitments	28,057,867
Dividends, interest and other receivables	13,669,696
Receivable from Separate Accounts for Trust shares sold	2,025,943
Unrealized appreciation of forward foreign currency contracts	1,543,951
Other assets	18,009

Total assets	2,522,597,185

LIABILITIES
Overdraft payable	15,180
Payable for forward commitments	427,157,025
Collateral held for loaned securities	92,701,137
Payable for securities purchased	48,697,087
Unrealized depreciation of forward foreign currency contracts	2,679,693
Payable to Separate Accounts for Trust shares redeemed	1,561,037
Investment management fees payable	831,985
Administrative fees payable	187,390
Distribution fees payable - Class IB	93,257
Trustees’ fees payable	29,646
Accrued expenses	90,624

Total liabilities	574,044,061

NET ASSETS	$1,948,553,124

Net assets were comprised of:
Paid in capital	$1,978,073,224
Accumulated undistributed net investment income	40,578,614
Accumulated net realized loss	(32,991,615)
Unrealized depreciation on investments	(37,107,099)

Net assets	$1,948,553,124

Class IA
Net asset value, offering and redemption price per share, $1,496,290,138 / 150,445,034 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.95

Class IB
Net asset value, offering and redemption price per share, $452,262,986 / 45,783,326 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest (net of $43,451 foreign withholding tax)	$47,666,514
Securities lending (net)	305,919

Total income	47,972,433

EXPENSES
Investment management fees	5,066,915
Distribution fees - Class IB	570,038
Administrative fees	524,904
Printing and mailing expenses	110,083
Professional fees	45,420
Custodian fees	28,458
Trustees’ fees	13,406
Miscellaneous	20,180

Total expenses	6,379,404

NET INVESTMENT INCOME	41,593,029

REALIZED AND UNREALIZED LOSS
Realized loss on:
Securities	(22,127,301)
Foreign currency transactions	(2,789,396)

Net realized loss	(24,916,697)

Change in unrealized depreciation on:
Securities	(30,332,662)
Foreign currency translations	(1,239,927)

Net change in unrealized depreciation	(31,572,589)

NET REALIZED AND UNREALIZED LOSS	(56,489,286)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,896,257)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$41,593,029	$71,583,412
Net realized loss on investments and foreign currency transactions	(24,916,697)	(6,074,193)
Net change in unrealized depreciation on investments and foreign currency translations	(31,572,589)	(20,846,734)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,896,257)	44,662,485

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(57,575,825)
Class IB	—	(16,269,057)

	—	(73,844,882)

Distributions from net realized capital gains
Class IA	—	(4,578,098)
Class IB	—	(1,216,710)

	—	(5,794,808)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(79,639,690)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 14,721,056 and 29,749,509 shares, respectively ]	146,913,334	307,029,244
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,207,198 shares, respectively ]	—	62,153,923
Capital shares repurchased [ (18,355,112) and (41,334,776) shares, respectively ]	(182,772,848)	(426,718,603)

Total Class IA transactions	(35,859,514)	(57,535,436)

Class IB
Capital shares sold [ 3,868,758 and 10,318,539 shares, respectively ]	38,380,800	105,461,564
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,756,285 shares, respectively ]	—	17,485,767
Capital shares repurchased [ (4,828,798) and (7,132,927) shares, respectively ]	(47,887,365)	(72,881,147)

Total Class IB transactions	(9,506,565)	50,066,184

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(45,366,079)	(7,469,252)

TOTAL DECREASE IN NET ASSETS	(60,262,336)	(42,446,457)
NET ASSETS:
Beginning of period	2,008,815,460	2,051,261,917

End of period (a)	$1,948,553,124	$2,008,815,460

__________ (a) Includes accumulated undistributed (overdistributed) net investment income of	$40,578,614	$(1,014,415)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,106,227,786)	$1,263,135,961
Receivable for securities sold	24,749,566
Receivable from Separate Accounts for Trust shares sold	792,279
Dividends, interest and other receivables	102,857
Other assets	11,093

Total assets	1,288,791,756

LIABILITIES
Payable for securities purchased	30,682,237
Payable to Separate Accounts for Trust shares redeemed	886,405
Investment management fees payable	749,969
Distribution fees payable - Class IB	147,404
Administrative fees payable	123,474
Trustees’ fees payable	25,385
Accrued expenses	55,308

Total liabilities	32,670,182

NET ASSETS	$1,256,121,574

Net assets were comprised of:
Paid in capital	$1,005,400,528
Accumulated net investment loss	(4,207,259)
Accumulated undistributed net realized gain	98,020,130
Unrealized appreciation on investments	156,908,175

Net assets	$1,256,121,574

Class IA
Net asset value, offering and redemption price per share, $525,846,195 / 30,971,198 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.98

Class IB
Net asset value, offering and redemption price per share, $730,275,379 / 44,000,479 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$1,485,203
Interest	444,109

Total income	1,929,312

EXPENSES
Investment management fees	4,795,180
Distribution fees - Class IB	944,158
Administrative fees	337,063
Printing and mailing expenses	71,549
Professional fees	38,659
Custodian fees	16,285
Trustees’ fees	8,584
Miscellaneous	13,037

Gross expenses	6,224,515
Less: Fees paid indirectly	(116,683)

Net expenses	6,107,832

NET INVESTMENT LOSS	(4,178,520)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	141,987,134
Net change in unrealized depreciation on	(88,639,373)

NET REALIZED AND UNREALIZED GAIN	53,347,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,169,241

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(4,178,520)	$(5,895,383)
Net realized gain on investments and foreign currency transactions	141,987,134	132,765,559
Net change in unrealized depreciation on investments	(88,639,373)	(3,095,157)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	49,169,241	123,775,019

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,364,129 and 2,989,657 shares, respectively ]	41,961,081	44,253,244
Capital shares repurchased [ (2,585,958) and (5,653,362) shares, respectively ]	(45,524,036)	(82,616,003)

Total Class IA transactions	(3,562,955)	(38,362,759)

Class IB
Capital shares sold [ 4,697,844 and 6,123,178 shares, respectively ]	81,239,722	88,983,332
Capital shares repurchased [ (4,140,682) and (7,440,075) shares, respectively ]	(70,851,519)	(107,059,194)

Total Class IB transactions	10,388,203	(18,075,862)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,825,248	(56,438,621)

TOTAL INCREASE IN NET ASSETS	55,994,489	67,336,398
NET ASSETS:
Beginning of period	1,200,127,085	1,132,790,687

End of period (a)	$1,256,121,574	$1,200,127,085

__________ (a) Includes accumulated net investment loss of	$(4,207,259)	$(28,739)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $26,444,854)	$25,783,081
Cash	64,138
Receivable for securities sold	166,390
Receivable from Separate Accounts for Trust shares sold	147,866
Dividends, interest and other receivables	36,974
Other assets	159

Total assets	26,198,608

LIABILITIES
Payable for securities purchased	109,709
Investment management fees payable	7,782
Payable to Separate Accounts for Trust shares redeemed	6,642
Administrative fees payable	5,196
Distribution fees payable - Class IB	5,001
Trustees’ fees payable	24
Accrued expenses	71,144

Total liabilities	205,498

NET ASSETS	$25,993,110

Net assets were comprised of:
Paid in capital	$26,416,063
Accumulated undistributed net investment income	54,844
Accumulated undistributed net realized gain	183,976
Unrealized depreciation on investments	(661,773)

Net assets	$25,993,110

Class IA
Net asset value, offering and redemption price per share, $100,910 / 10,049 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

Class IB
Net asset value, offering and redemption price per share, $25,892,200 / 2,576,772 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $101 foreign withholding tax)	$116,881
Interest	27,395

Total income	144,276

EXPENSES
Investment management fees	70,400
Distribution fees - Class IB	23,339
Professional fees	20,993
Administrative fees	20,424
Custodian fees	11,901
Printing and mailing expenses	981
Trustees’ fees	106
Miscellaneous	1,142

Gross expenses	149,286
Less: Waiver from investment advisor	(41,484)
Fees paid indirectly	(18,530)

Net expenses	89,272

NET INVESTMENT INCOME	55,004

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	186,482
Net change in unrealized depreciation on securities	(714,275)

NET REALIZED AND UNREALIZED LOSS	(527,793)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(472,789)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	October 3, 2005* to December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$55,004	$16,343
Net realized gain (loss) on investments	186,482	(2,256)
Net change in unrealized appreciation (depreciation) on investments	(714,275)	52,502

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(472,789)	66,589

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(7)	(491)
Class IB	(1,744)	(17,295)

	(1,751)	(17,786)

Distributions from net realized capital gains
Class IA	(1)	—
Class IB	(249)	—

	(250)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,001)	(17,786)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 1 and 48 shares, respectively ]	8	491

Class IB
Capital shares sold [ 1,873,192 and 603,624 shares, respectively ]	19,220,257	6,146,595
Capital shares issued in reinvestment of dividends and distributions [ 201 and 1,698 shares, respectively ]	1,993	17,295
Capital shares repurchased [ (188,358) and (3,585) shares, respectively ]	(1,930,764)	(36,778)

Total Class IB transactions	17,291,486	6,127,112

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,291,494	6,127,603

TOTAL INCREASE IN NET ASSETS	16,816,704	6,176,406
NET ASSETS:
Beginning of period	9,176,406	3,000,000

End of period (a)	$25,993,110	$9,176,406

____________
(a) Includes accumulated undistributed net investment income of	$54,844	$1,591

*	The Portfolio commenced operations on October 3, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $274,968,326)	$284,925,344
Cash	483,290
Receivable from Separate Accounts for Trust shares sold	949,845
Dividends, interest and other receivables	134,929
Other assets	1,555

Total assets	286,494,963

LIABILITIES
Payable for securities purchased	6,712,168
Payable to Separate Accounts for Trust shares redeemed	810,371
Investment management fees payable	193,333
Distribution fees payable - Class IB	53,888
Administrative fees payable	24,817
Trustees’ fees payable	316
Accrued expenses	62,568

Total liabilities	7,857,461

NET ASSETS	$278,637,502

Net assets were comprised of:
Paid in capital	$266,280,138
Accumulated net investment loss	(949,818)
Accumulated undistributed net realized gain	3,350,164
Unrealized appreciation on investments	9,957,018

Net assets	$278,637,502

Class IB
Net asset value, offering and redemption price per share, $278,637,502 / 30,002,383 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.29

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$387,907
Interest	242,479

Total income	630,386

EXPENSES
Investment management fees	1,215,100
Distribution fees - Class IB	303,774
Administrative fees	79,621
Professional fees	23,065
Printing and mailing expenses	13,124
Custodian fees	5,888
Trustees’ fees	1,500
Miscellaneous	2,430

Gross expenses	1,644,502
Less: Waiver from investment advisor	(64,841)

Net expenses	1,579,661

NET INVESTMENT LOSS	(949,275)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	3,352,200
Net change in unrealized appreciation on securities	3,902,509

NET REALIZED AND UNREALIZED GAIN	7,254,709

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,305,434

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(949,275)	$(1,050,330)
Net realized gain on investments	3,352,200	7,712,957
Net change in unrealized appreciation on investments	3,902,509	3,062,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS DISTRIBUTIONS:	6,305,434	9,724,879

Class IB
Distributions from net realized capital gains	(3,441,458)	(2,821,717)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,529,572 and 12,748,415 shares, respectively ]	135,226,254	108,628,893
Capital shares issued in reinvestment of distributions [ 393,328 and 320,963 shares, respectively ]	3,441,458	2,821,717
Capital shares repurchased [ (4,082,726) and (4,249,566) shares, respectively ]	(39,504,562)	(35,707,070)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	99,163,150	75,743,540

TOTAL INCREASE IN NET ASSETS	102,027,126	82,646,702
NET ASSETS:
Beginning of period	176,610,376	93,963,674

End of period (a)	$278,637,502	$176,610,376

____________
(a) Includes accumulated net investment loss of	$(949,818)	$(543)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $3,346,632,793) (Securities on loan at market value $174,387,053)	$3,722,747,782
Receivable for securities sold	47,880,050
Dividends, interest and other receivables	4,693,559
Receivable from Separate Accounts for Trust shares sold	2,422,085
Other assets	35,313

Total assets	3,777,778,789

LIABILITIES
Collateral held for loaned securities	176,118,602
Payable for securities purchased	21,961,365
Payable to Separate Accounts for Trust shares redeemed	1,899,430
Investment management fees payable	1,790,318
Distribution fees payable - Class IB	479,055
Administrative fees payable	310,008
Trustees’ fees payable	34,273
Accrued expenses	14,161

Total liabilities	202,607,212

NET ASSETS	$3,575,171,577

Net assets were comprised of:
Paid in capital	$2,989,980,217
Accumulated undistributed net investment income	31,075,839
Accumulated undistributed net realized gain	178,000,532
Unrealized appreciation on investments	376,114,989

Net assets	$3,575,171,577

Class IA
Net asset value, offering and redemption price per share, $1,210,841,144 / 79,633,318 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.21

Class IB
Net asset value, offering and redemption price per share, $2,364,330,433 / 155,786,925 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $13,213 foreign withholding tax)	$44,162,278
Interest	1,749,916
Securities lending (net)	169,825

Total income	46,082,019

EXPENSES
Investment management fees	11,150,700
Distribution fees - Class IB	2,889,287
Administrative fees	942,845
Printing and mailing expenses	203,341
Professional fees	57,078
Trustees’ fees	24,532
Custodian fees	11,303
Miscellaneous	27,563

Gross expenses	15,306,649
Less: Fees paid indirectly	(356,455)

Net expenses	14,950,194

NET INVESTMENT INCOME	31,131,825

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	178,248,966
Net change in unrealized depreciation on securities	(22,134,094)

NET REALIZED AND UNREALIZED GAIN	156,114,872

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$187,246,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$31,131,825	$41,737,480
Net realized gain on investments	178,248,966	66,425,651
Net change in unrealized appreciation (depreciation) on investments	(22,134,094)	42,218,013

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	187,246,697	150,381,144

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(33,783)	(17,754,567)
Class IB	(61,929)	(24,718,859)

	(95,712)	(42,473,426)

Distributions from net realized capital gains
Class IA	(6,055,543)	(19,605,181)
Class IB	(11,100,865)	(44,707,855)

	(17,156,408)	(64,313,036)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(17,252,120)	(106,786,462)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 9,115,280 and 87,537,464 shares, respectively ]	138,543,785	1,271,951,726
Capital shares issued in reinvestment of dividends and distributions [ 408,992 and 2,563,042 shares, respectively ]	6,089,326	37,359,748
Capital shares repurchased [ (21,565,740) and (1,895,646) shares, respectively ]	(329,997,208)	(27,497,284)

Total Class IA transactions	(185,364,097)	1,281,814,190

Class IB
Capital shares sold [ 11,176,760 and 22,337,787 shares, respectively ]	170,029,653	319,342,268
Capital shares issued in reinvestment of dividends and distributions [ 751,121 and 4,780,972 shares, respectively ]	11,162,794	69,426,714
Capital shares repurchased [ (9,203,094) and (15,359,723) shares, respectively ]	(139,802,978)	(220,318,968)

Total Class IB transactions	41,389,469	168,450,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL HARE TRANSACTIONS	(143,974,628)	1,450,264,204

TOTAL INCREASE IN NET ASSETS	26,019,949	1,493,858,886
NET ASSETS:
Beginning of period	3,549,151,628	2,055,292,742

End of period (a)	$3,575,171,577	$3,549,151,628

__________
(a) Includes accumulated undistributed net investment income of	$31,075,839	$39,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $365,563,554)	$392,569,593
Cash	4,259
Receivable for securities sold	4,393,626
Receivable from Separate Accounts for Trust shares sold	1,243,215
Dividends, interest and other receivables	854,612
Other assets	3,426

Total assets	399,068,731

LIABILITIES
Payable for securities purchased	2,777,317
Payable to Separate Accounts for Trust shares redeemed	303,797
Investment management fees payable	207,757
Distribution fees payable - Class IB	58,350
Administrative fees payable	35,158
Trustees’ fees payable	469
Accrued expenses	84,689

Total liabilities	3,467,537

NET ASSETS	$395,601,194

Net assets were comprised of:
Paid in capital	$355,111,171
Accumulated undistributed net investment income	3,967,029
Accumulated undistributed net realized gain	9,516,955
Unrealized appreciation on investments	27,006,039

Net assets	$395,601,194

Class IA
Net asset value, offering and redemption price per share, $103,642,550 / 15,556,141 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.66

Class IB
Net asset value, offering and redemption price per share, $291,958,644 / 43,768,700 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $47,994 foreign withholding tax)	$5,409,973
Interest	403,190

Total income	5,813,163

EXPENSES
Investment management fees	1,452,254
Distribution fees - Class IB	349,151
Administrative fees	112,559
Professional fees	24,661
Printing and mailing expenses	21,168
Custodian fees	17,251
Trustees’ fees	2,553
Miscellaneous	3,882

Gross expenses	1,983,479
Less: Waiver from investment advisor	(84,802)

Net expenses	1,898,677

NET INVESTMENT INCOME	3,914,486

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	9,618,895
Net change in unrealized appreciation on securities	5,042,584

NET REALIZED AND UNREALIZED GAIN	14,661,479

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,575,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,914,486	$5,194,600
Net realized gain on investments	9,618,895	3,893,883
Net change in unrealized appreciation on investments	5,042,584	9,607,573

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,575,965	18,696,056

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,725,262)
Class IB	—	(3,416,733)

	—	(5,141,995)

Distributions from net realized capital gains
Class IA	(156,198)	—
Class IB	(432,636)	—

	(588,834)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(588,834)	(5,141,995)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 342,208 and 606,803 shares, respectively ]	2,256,568	3,718,572
Capital shares issued in connection with the substitution [ 0 and 1,985,297 shares, respectively ]	—	12,860,653
Capital shares issued in reinvestment of dividends and distributions [ 24,148 and 272,371shares respectively ]	156,198	1,725,262
Capital shares repurchased [ (2,017,888) and (4,992,200) shares, respectively ]	(13,452,244)	(30,743,152)

Total Class IA transactions	(11,039,478)	(12,438,665)

Class IB
Capital shares sold [ 7,649,213 and 30,346,223 shares, respectively ]	50,863,651	187,741,618
Capital shares issued in reinvestment of dividends and distributions [ 66,751 and 538,050 shares, respectively ]	432,636	3,416,733
Capital shares repurchased [ (4,832,384) and (5,195,677) shares, respectively ]	(31,917,522)	(32,443,807)

Total Class IB transactions	19,378,765	158,714,544

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,339,287	146,275,879

TOTAL INCREASE IN NET ASSETS	26,326,418	159,829,940
NET ASSETS:
Beginning of period	369,274,776	209,444,836

End of period (a)	$395,601,194	$369,274,776

__________
(a) Includes accumulated undistributed net investment income of	$3,967,029	$52,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $66,731,098)	$72,846,314
Cash	164
Foreign Cash (Cost $6,095)	6,522
Dividends, interest and other receivables	51,438
Receivable from Separate Accounts for Trust shares sold	41,247
Other assets	382

Total assets	72,946,067

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	306,909
Investment management fees payable	33,276
Distribution fees payable - Class IB	14,727
Administrative fees payable	11,850
Trustees’ fees payable	320
Accrued expenses	73,289

Total liabilities	440,371

NET ASSETS	$72,505,696

Net assets were comprised of:
Paid in capital	$65,952,657
Accumulated net investment loss	(17,250)
Accumulated undistributed net realized gain	454,646
Unrealized appreciation on investments	6,115,643

Net assets	$72,505,696

Class IA
Net asset value, offering and redemption price per share, $72,915 / 8,969 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.13

Class IB
Net asset value, offering and redemption price per share, $72,432,781 / 8,995,967 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $236 foreign withholding tax)	$359,834
Interest	19,265

Total income	379,099

EXPENSES
Investment management fees	245,128
Distribution fees - Class IB	94,186
Administrative fees	33,496
Professional fees	22,489
Printing and mailing expenses	4,144
Custodian fees	3,574
Trustees’ fees	502
Miscellaneous	2,698

Gross expenses	406,217
Less: Waiver from investment advisor	(10,367)

Net expenses	395,850

NET INVESTMENT LOSS	(16,751)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	504,623
Foreign currency transactions	(13)

Net realized gain	504,610

Change in unrealized appreciation (depreciation) on:
Securities	(1,377,680)
Foreign currency translations	479

Net change in unrealized depreciation	(1,377,201)

NET REALIZED AND UNREALIZED LOSS	(872,591)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(889,342)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(16,751)	$(139,914)
Net realized gain on investments and foreign currency transactions	504,610	4,871,838
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,377,201)	768,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(889,342)	5,500,298

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	(280)	(2,428)
Class IB	(282,047)	(2,381,906)

TOTAL DISTRIBUTIONS	(282,327)	(2,384,334)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of distributions [ 35 and 292 shares, respectively ]	280	2,428

Class IB
Capital shares sold [ 1,629,248 and 3,151,516 shares, respectively ]	13,770,746	24,708,100
Capital shares issued in connection with merger (Note 9) [ 0 and 618,305 shares, respectively ]	—	5,062,169
Capital shares issued in reinvestment of distributions [ 35,951 and 289,179 shares, respectively ]	282,047	2,381,906
Capital shares repurchased [ (1,505,870) and (1,284,552) shares, respectively ]	(12,860,929)	(10,096,781)

Total Class IB transactions	1,191,864	22,055,394

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,192,144	22,057,822

TOTAL INCREASE IN NET ASSETS	20,475	25,173,786
NET ASSETS:
Beginning of period	72,485,221	47,311,435

End of period (a)	$72,505,696	$72,485,221

__________
(a) Includes accumulated net investment loss of	$(17,250)	$(499)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $362,138,046) (Securities on loan at market value $35,587,444)	$383,465,912
Receivable from Separate Accounts for Trust shares sold	200,895
Dividends, interest and other receivables	156,046
Receivable for securities sold	87,096
Other assets	2,374

Total assets	383,912,323

LIABILITIES
Overdraft payable	403
Collateral held for loaned securities	35,910,627
Payable for securities purchased	1,199,473
Investment management fees payable	152,133
Payable to Separate Accounts for Trust shares redeemed	77,650
Distribution fees payable - Class IB	69,316
Administrative fees payable	39,166
Trustees’ fees payable	12,126
Accrued expenses	85,435

Total liabilities	37,546,329

NET ASSETS	$346,365,994

Net assets were comprised of:
Paid in capital	$426,749,259
Accumulated undistributed net investment income	631,905
Accumulated undistributed net realized loss	(102,343,036)
Unrealized appreciation on investments	21,327,866

Net assets	$346,365,994

Class IA
Net asset value, offering and redemption price per share, $131,921 / 9,962 shares outstanding (unlimited amount authorized: $0.01 par value	$13.24

Class IB
Net asset value, offering and redemption price per share, $346,234,073 / 26,186,186 shares outstanding (unlimited amount authorized: $0.01par value)	$13.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$1,947,013
Interest	215,122
Securities lending (net)	14,878

Total income	2,177,013

EXPENSES
Investment management fees	1,064,262
Distribution fees - Class IB	409,164
Administrative fees	99,736
Professional fees	24,849
Printing and mailing expenses	17,780
Custodian fees	9,917
Trustees’ fees	2,128
Miscellaneous	12,132

Gross expenses	1,639,968
Less: Waiver from investment advisor	(84,604)
Fees paid indirectly	(21,594)

Net expenses	1,533,770

NET INVESTMENT INCOME	643,243

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	4,143,558
Net change in unrealized depreciation on securities	(1,901,491)

NET REALIZED AND UNREALIZED GAIN	2,242,067

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,885,310

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$643,243	$(188,250)
Net realized gain on investments	4,143,558	4,674,901
Net change in unrealized appreciation (depreciation) on investments	(1,901,491)	10,259,579

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,885,310	14,746,230

DIVIDENDS:
Dividends from net investment income
Class IA	—	(262)
Class IB	—	(554,029)

TOTAL DIVIDENDS	—	(554,291)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 8 and 13 shares, respectively ]	100	157
Capital shares issued in reinvestment of dividends [ 0 and 22 shares, respectively ]	—	262
Capital shares repurchased [ (66) and (114) shares, respectively ]	(879)	(1,384)

Total Class IA transactions	(779)	(965)

Class IB
Capital shares sold [ 5,099,033 and 5,956,683 shares, respectively ]	68,490,869	72,859,951
Capital shares issued in reinvestment of dividends [ 0 and 46,056 shares, respectively ]	—	554,029
Capital shares repurchased [ (1,678,327) and (3,650,531) shares, respectively ]	(22,556,568)	(44,465,416)

Total Class IB transactions	45,934,301	28,948,564

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	45,933,522	28,947,599

TOTAL INCREASE IN NET ASSETS	48,818,832	43,139,538
NET ASSETS:
Beginning of period	297,547,162	254,407,624

End of period (a)	$346,365,994	$297,547,162

____________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$631,905	$(11,338)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,290,897,549) (Securities on loan at market value $194,244,085)	$1,505,491,793
Cash	14,670,757
Foreign cash (Cost $561,864)	562,290
Receivable for securities sold	23,936,782
Dividends, interest and other receivables	1,820,408
Receivable from Separate Accounts for Trust shares sold	1,591,060
Unrealized appreciation of forward foreign currency contracts	55,623
Other assets	8,563

Total assets	1,548,137,276

LIABILITIES
Collateral held for loaned securities	198,409,816
Payable for securities purchased	80,516,905
Payable to Separate Accounts for Trust shares redeemed	926,404
Investment management fees payable	732,231
Unrealized depreciation of forward foreign currency contracts	201,247
Distribution fees payable - Class IB	190,717
Administrative fees payable	102,402
Trustees’ fees payable	5,599
Accrued expenses	462,011

Total liabilities	281,547,332

NET ASSETS	$1,266,589,944

Net assets were comprised of:
Paid in capital	$1,010,432,869
Accumulated undistributed net investment income	479,598
Accumulated undistributed net realized gain	41,390,079
Unrealized appreciation on investments	214,287,398

Net assets	$1,266,589,944

Class IA
Net asset value, offering and redemption price per share, $302,704,810 / 22,983,339 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.17

Class IB
Net asset value, offering and redemption price per share, $963,885,134 / 73,233,461 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,992,836 foreign withholding tax)	$14,555,474
Interest	984,377
Securities lending (net)	358,715

Total income	15,898,566

EXPENSES
Investment management fees	4,581,406
Distribution fees - Class IB	1,154,821
Custodian fees	341,351
Administrative fees	300,015
Printing and mailing expenses	58,714
Professional fees	32,603
Trustees’ fees	6,945
Miscellaneous	10,839

Gross expenses	6,486,694
Less: Waiver from investment advisor	(184,201)
Fees paid indirectly	(42,056)

Net expenses	6,260,437

NET INVESTMENT INCOME	9,638,129

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	42,004,179
Foreign currency transactions	(31,806)

Net realized gain	41,972,373

Change in unrealized appreciation (depreciation) on:
Securities	10,079,275
Foreign currency translations	(45,419)

Net change in unrealized appreciation	10,033,856

NET REALIZED AND UNREALIZED GAIN	52,006,229

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,644,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,638,129	$8,754,437
Net realized gain on investments and foreign currency transactions	41,972,373	28,558,522
Net change in unrealized appreciation on investments and foreign currency translations	10,033,856	97,853,550

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	61,644,358	135,166,509

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(495,636)	(1,847,273)
Class IB	(1,881,828)	(10,704,454)

	(2,377,464)	(12,551,727)

Distributions from net realized capital gains
Class IA	(1,563,160)	(133,561)
Class IB	(5,934,995)	(921,790)

	(7,498,155)	(1,055,351)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(9,875,619)	(13,607,078)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 14,592,595 and 3,075,247 shares, respectively ]	193,230,841	33,069,352
Capital shares issued in reinvestment of dividends and distributions [ 162,876 and 160,264 shares, respectively ]	2,058,796	1,980,834
Capital shares repurchased [ (1,338,621) and (588,906) shares, respectively ]	(17,891,482)	(6,177,726)

Total Class IA transactions	177,398,155	28,872,460

Class IB
Capital shares sold [ 12,111,750 and 19,355,718 shares, respectively ]	159,581,536	215,719,639
Capital shares issued in reinvestment of dividends and distributions [ 618,787 and 940,024 shares, respectively ]	7,816,823	11,626,244
Capital shares repurchased [ (5,878,056) and (10,344,414) shares, respectively ]	(77,603,020)	(114,737,158)

Total Class IB transactions	89,795,339	112,608,725

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	267,193,494	141,481,185

TOTAL INCREASE IN NET ASSETS	318,962,233	263,040,616
NET ASSETS:
Beginning of period	947,627,711	684,587,095

End of period (a)	$1,266,589,944	$947,627,711

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$479,598	$(6,781,067)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $917,352,031) (Securities on loan at market value $82,938,021)	$1,113,239,238
Receivable for securities sold	1,008,564
Dividends, interest and other receivables	859,888
Receivable from Separate Accounts for Trust shares sold	92,276
Other assets	10,063

Total assets	1,115,210,029

LIABILITIES
Collateral held for loaned securities	83,548,337
Payable for securities purchased	2,414,999
Payable to Separate Accounts for Trust shares redeemed	510,237
Investment management fees payable	478,699
Distribution fees payable - Class IB	206,948
Administrative fees payable	110,096
Trustees’ fees payable	30,051
Accrued expenses	104,417

Total liabilities	87,403,784

NET ASSETS	$1,027,806,245

Net assets were comprised of:
Paid in capital	$1,036,528,482
Accumulated undistributed net investment income	3,047,736
Accumulated net realized loss	(207,657,180)
Unrealized appreciation on investments	195,887,207

Net assets	$1,027,806,245

Class IA
Net asset value, offering and redemption price per share, $4,195,112 / 322,285 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.02

Class IB
Net asset value, offering and redemption price per share, $1,023,611,133 / 78,676,269 shares outstanding (unlimited amount authorized: $0.01par value)	$13.01

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $42,083 foreign withholding tax)	$7,951,681
Interest	184,856
Securities lending (net)	51,834

Total income	8,188,371

EXPENSES
Investment management fees	3,353,181
Distribution fees - Class IB	1,288,667
Administrative fees	274,774
Printing and mailing expenses	56,730
Professional fees	31,651
Custodian fees	7,805
Trustees’ fees	6,911
Miscellaneous.	8,160

Gross expenses	5,027,879
Less: Waiver from investment advisor	(117,627)
Fees paid indirectly	(57,927)

Net expenses	4,852,325

NET INVESTMENT INCOME	3,336,046

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	46,322,326
Net change in unrealized depreciation on securities	(8,964,474)

NET REALIZED AND UNREALIZED GAIN	37,357,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,693,898

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,336,046	$4,772,920
Net realized gain on investments	46,322,326	50,594,727
Net change in unrealized appreciation (depreciation) on investments	(8,964,474)	3,616,457

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	40,693,898	58,984,104

DIVIDENDS:
Dividends from net investment income
Class IA	—	(28,145)
Class IB	—	(5,569,467)

TOTAL DIVIDENDS	—	(5,597,612)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 23,830 and 53,168 shares, respectively ]	309,294	639,809
Capital shares issued in connection with merger (Note 9) [ 0 and 255,426 shares, respectively ]	—	3,154,291
Capital shares issued in reinvestment of dividends [ 0 and 2,240 shares, respectively ]	—	28,145
Capital shares repurchased [ (19,887) and (36,614) shares, respectively ]	(256,825)	(445,893)

Total Class IA transactions	52,469	3,376,352

Class IB
Capital shares sold [ 3,432,248 and 8,114,571 shares, respectively ]	44,434,757	95,937,911
Capital shares issued in reinvestment of dividends [ 0 and 446,000 shares, respectively ]	—	5,569, 467
Capital shares repurchased [ (6,712,022) and (13,272,239) shares, respectively ]	(86,971,175)	(157,418,273)

Total Class IB transactions	(42,536,418)	(55,910,895)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(42,483,949)	(52,534,543)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,790,051)	851,949
NET ASSETS:
Beginning of period	1,029,596,296	1,028,744,347

End of period (a)	$1,027,806,245	$1,029,596,296

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$3,047,736	$(288,310)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,096,212,827) (Securities on loan at market value $80,945,854)	$1,239,657,536
Receivable for securities sold	2,483,188
Dividends, interest and other receivables	1,092,485
Receivable from Separate Accounts for Trust shares sold	313,019
Other assets	9,317

Total assets	1,243,555,545

LIABILITIES
Collateral held for loaned securities	81,451,182
Payable for securities purchased	1,386,738
Investment management fees payable	546,857
Payable to Separate Accounts for Trust shares redeemed	242,417
Distribution fees payable - Class IB	233,411
Administrative fees payable	108,647
Trustees’ fees payable	10,550
Accrued expenses	44,577

Total liabilities	84,024,379

NET ASSETS	$1,159,531,166

Net assets were comprised of:
Paid in capital	$976,220,013
Accumulated undistributed net investment income	3,246,131
Accumulated undistributed net realized gain	36,620,313
Unrealized appreciation on investments	143,444,709

Net assets	$1,159,531,166

Class IA
Net asset value, offering and redemption price per share, $8,427,888 / 723,040 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.66

Class IB
Net asset value, offering and redemption price per share, $1,151,103,278 / 98,870,647 shares outstanding (unlimited amount authorized: $0.01par value)	$11.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,180 foreign withholding tax)	$9,089,520
Interest	415,347
Securities lending (net)	66,843

Total income	9,571,710

EXPENSES
Investment management fees	3,756,807
Distribution fees - Class IB	1,452,199
Administrative fees	309,527
Printing and mailing expenses	64,111
Professional fees	32,927
Custodian fees	13,229
Trustees’ fees	7,784
Miscellaneous	10,485

Gross expenses	5,647,069
Less: Waiver from investment advisor	(103,224)
Fees paid indirectly	(35,677)

Net expenses	5,508,168

NET INVESTMENT INCOME	4,063,542

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	38,907,360
Net change in unrealized depreciation on securities	(19,515,438)

NET REALIZED AND UNREALIZED GAIN	19,391,922

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,455,464

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,063,542	$4,959,245
Net realized gain on investments	38,907,360	62,354,206
Net change in unrealized depreciation on investments	(19,515,438)	(2,813,823)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,455,464	64,499,628

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(53,972)
Class IB	—	(5,797,820)

	—	(5,851,792)

Distributions from net realized capital gains
Class IA	(88,730)	(342,354)
Class IB	(12,217,424)	(55,466,959)

	(12,306,154)	(55,809,313)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(12,306,154)	(61,661,105)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 129,991 and 272,700 shares, respectively ]	1,551,548	3,119,956
Capital shares issued in reinvestment of dividends and distributions [ 7,782 and 34,237 shares, respectively ]	88,730	396,326
Capital shares repurchased [ (40,955) and (41,640) shares, respectively ]	(487,498)	(478,228)

Total Class IA transactions	1,152,780	3,038,054

Class IB
Capital shares sold [ 6,690,749 and 14,763,119 shares, respectively ]	79,626,648	168,630,922
Capital shares issued in reinvestment of dividends and distributions [ 1,072,728 and 5,295,243 shares, respectively ]	12,217,424	61,264,779
Capital shares repurchased [ (7,473,400) and (11,962,124) shares, respectively ]	(88,840,006)	(136,678,815)

Total Class IB transactions	3,004,066	93,216,886

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,156,846	96,254,940

TOTAL INCREASE IN NET ASSETS	15,306,156	99,093,463
NET ASSETS:
Beginning of period	1,144,225,010	1,045,131,547

End of period (a)	$1,159,531,166	$1,144,225,010

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$3,246,131	$(817,411)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $161,797,417)	$157,536,083
Dividends, interest and other receivables	2,751,968
Receivable for securities sold	369,060
Receivable from Separate Accounts for Trust shares sold	174,057
Other assets	948

Total assets	160,832,116

LIABILITIES
Overdraft payable	7,292
Payable for securities purchased	4,919,086
Payable to Separate Accounts for Trust shares redeemed	77,296
Investment management fees payable	72,164
Distribution fees payable - Class IB	31,145
Administrative fees payable	15,950
Trustees’ fees payable	212
Accrued expenses	69,551

Total liabilities	5,192,696

NET ASSETS	$155,639,420

Net assets were comprised of:
Paid in capital	$180,251,927
Accumulated undistributed net investment income	4,360,115
Accumulated net realized loss	(24,711,288)
Unrealized depreciation on investments	(4,261,334)

Net assets	$155,639,420

Class IB
Net asset value, offering and redemption price per share, $155,639,420 / 33,886,216 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.59

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$5,057,028
Dividends	322

Total income	5,057,350

EXPENSES
Investment management fees	401,758
Distribution fees - Class IB	167,399
Administrative fees	50,432
Professional fees	21,467
Printing and mailing expenses	7,161
Custodian fees	4,043
Trustees’ fees	846
Miscellaneous	2,026

Gross expenses	655,132
Less: Waiver from investment advisor	(48,743)

Net expenses	606,389

NET INVESTMENT INCOME	4,450,961

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	540,250
Net change in unrealized depreciation on securities	(4,216,795)

NET REALIZED AND UNREALIZED LOSS	(3,676,545)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$774,416

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,450,961	$6,179,877
Net realized gain on investments	540,250	336,920
Net change in unrealized depreciation on investments	(4,216,795)	(4,009,312)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	774,416	2,507,485

DIVIDENDS:
Class IB
Dividends from net investment income	(16,682)	(6,226,536)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,452,202 and 10,000,807 shares, respectively ]	52,851,359	47,425,599
Capital shares issued in reinvestment of dividends [ 3,781 and 1,370,759 shares, respectively ]	16,682	6,226,536
Capital shares repurchased [ (2,845,959) and (4,551,262) shares, respectively ]	(13,140,386)	(21,455,113)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,727,655	32,197,022

TOTAL INCREASE IN NET ASSETS	40,485,389	28,477,971
NET ASSETS:
Beginning of period	115,154,031	86,676,060

End of period (a)	$155,639,420	$115,154,031

___________________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$4,360,115	$(74,164)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $3,189,420,886) (Securities on loan at market value $142,884,842)	$3,614,834,977
Cash	1,450,224
Receivable for securities sold	19,075,073
Dividends, interest and other receivables	4,009,404
Receivable from Separate Accounts for Trust shares sold	3,037,010
Other assets	30,517

Total assets	3,642,437,205

LIABILITIES
Collateral held for loaned securities	144,456,442
Payable for securities purchased	7,214,713
Payable to Separate Accounts for Trust shares redeemed	4,288,939
Investment management fees payable	709,704
Distribution fees payable - Class IB	401,479
Administrative fees payable	345,385
Trustees’ fees payable	93,494
Variation margin payable on futures contracts	9,600
Accrued expenses	67,437

Total liabilities	157,587,193

NET ASSETS	$3,484,850,012

Net assets were comprised of:
Paid in capital	$2,977,070,499
Accumulated undistributed net investment income	25,633,939
Accumulated undistributed net realized gain	56,633,983
Unrealized appreciation on investments	425,511,591

Net assets	$3,484,850,012

Class IA
Net asset value, offering and redemption price per share, $1,512,766,424 / 62,851,850 shares outstanding (unlimited amount authorized: $0.01par value)	$24.07

Class IB
Net asset value, offering and redemption price per share, $1,972,083,588 / 82,428,078 shares outstanding (unlimited amount authorized: $0.01par value)	$23.92

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$33,613,053
Interest	198,419
Securities lending (net)	122,909

Total income	33,934,381

EXPENSES
Investment management fees	4,455,200
Distribution fees - Class IB	2,517,691
Administrative fees	900,355
Printing and mailing expenses	195,998
Professional fees	58,227
Custodian fees	39,136
Trustees’ fees	23,910
Miscellaneous	34,181

Total expenses	8,224,698

NET INVESTMENT INCOME	25,709,683

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	75,634,025
Futures	(452,613)

Net realized gain	75,181,412

Change in unrealized appreciation (depreciation) on:
Securities	(10,757,245)
Futures	119,475

Net change in unrealized depreciation	(10,637,770)

NET REALIZED AND UNREALIZED GAIN	64,543,642

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,253,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$25,709,683	$50,637,425
Net realized gain on investments	75,181,412	93,685,895
Net change in unrealized appreciation (depreciation) on investments	(10,637,770)	12,195,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	90,253,325	156,519,013

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(24,459,320)
Class IB	—	(26,393,633)

	—	(50,852,953)

Distributions from net realized capital gains
Class IA	(3,045,094)	(27,979,555)
Class IB	(3,999,478)	(36,347,572)

	(7,044,572)	(64,327,127)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(7,044,572)	(115,180,080)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,700,749 and 3,750,377 shares, respectively]	41,263,203	87,651,982
Capital shares issued in reinvestment of dividends and distributions [129,027 and 2,210,635 shares, respectively]	3,045,094	52,438,875
Capital shares repurchased [(5,348,007) and (9,872,012) shares, respectively]	(129,716,440)	(230,557,030)

Total Class IA transactions	(85,408,143)	(90,466,173)

Class IB
Capital shares sold [4,849,145 and 13,059,809 shares, respectively]	116,654,365	302,255,541
Capital shares issued in reinvestment of dividends and distributions [170,477 and 2,657,300 shares, respectively]	3,999,478	62,741,205
Capital shares repurchased [(8,818,572) and (13,849,651) shares, respectively]	(212,680,841)	(321,519,627)

Total Class IB transactions	(92,026,998)	43,477,119

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(177,435,141)	(46,989,054)

TOTAL DECREASE IN NET ASSETS	(94,226,388)	(5,650,121)
NET ASSETS:
Beginning of period	3,579,076,400	3,584,726,521

End of period (a)	$3,484,850,012	$3,579,076,400

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$25,633,939	$(75,744)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $274,904,664)	$273,110,233
Cash	12,267,691
Foreign cash (Cost $14,107,918)	14,338,956
Dividends, interest and other receivables	4,763,993
Unrealized appreciation of forward foreign currency contracts	776,411
Receivable for Fund shares sold	614,726
Other assets	209

Total assets	305,872,219

LIABILITIES
Unrealized depreciation of forward foreign currency contracts	1,090,324
Payable to Separate Accounts for Trust shares redeemed	540,931
Investment management fees payable	94,157
Administrative fees payable	16,695
Distribution fees payable	10,788
Recoupment fees payable	2,963
Trustees’ fees payable	41
Accrued expenses	81,185

Total liabilities	1,837,084

NET ASSETS	$304,035,135

Net assets were comprised of:
Paid in capital	$305,189,900
Accumulated undistributed net investment income	777,099
Accumulated net realized loss	(69,414)
Unrealized depreciation on investments	(1,862,450)

Net assets	$304,035,135

Class IA
Net asset value, offering and redemption price per share, $246,255,963 / 25,246,398 shares outstanding	$9.75

Class IB
Net asset value, offering and redemption price per share, $57,779,172 / 5,933,641 shares outstanding	$9.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest (net of $23,634 foreign withholding tax)	$1,097,408

EXPENSES
Investment management fees	174,686
Distribution fees - Class B	39,445
Administrative fees	34,328
Professional fees	21,085
Custodian fees	11,802
Printing and mailing expenses	1,568
Trustees’ fees	163
Miscellaneous	1,160

Gross expenses	284,237
Less: Waiver from investment advisor	(21,965)

Net expenses	262,272

NET INVESTMENT INCOME	835,136

REALIZED AND UNREALIZED LOSS
Realized loss on:
Securities	(22,640)
Foreign currency transactions	(41,008)

Net realized loss	(63,648)

Change in unrealized depreciation on:
Securities	(1,747,577)
Foreign currency translations	(93,620)

Net change in unrealized depreciation	(1,841,197)

NET REALIZED AND UNREALIZED LOSS	(1,904,845)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,069,709)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	October 3, 2005* to December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$835,136	$31,760
Net realized loss on investments and foreign currency transactions	(63,648)	(117,611)
Net change in unrealized depreciation on investments and foreign currency translations	(1,841,197)	(21,253)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(1,069,709)	(107,104)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [25,354,425 and 0 shares, respectively]	247,828,570	—
Capital shares repurchased [(118,027) and (0) shares, respectively]	(1,149,116)	—

Total Class IA transactions	246,679,454	—

Class IB
Capital shares sold [5,307,437 and 845,784 shares, respectively]	52,250,132	8,245,597
Capital shares repurchased [(596,385) and (113,195) shares, respectively]	(5,864,108)	(1,099,127)

Total Class IB transactions	46,386,024	7,146,470

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	293,065,478	7,146,470

TOTAL INCREASE IN NET ASSETS	291,995,769	7,039,366
NET ASSETS:
Beginning of period	12,039,366	5,000,000

End of period (a)	$304,035,135	$12,039,366

__________
(a) Includes accumulated undistributed net investment income (loss) of	$777,099	$(58,037)

* The Portfolio commenced operation on October 3, 2005.
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $181,075,096)	$180,309,672
Dividends, interest and other receivables	118,628
Receivable from Separate Accounts for Trust shares sold	60,885
Other assets	1,614

Total assets	180,490,799

LIABILITIES
Payable for securities purchased	1,481,966
Investment management fees payable	95,257
Payable to Separate Accounts for Trust shares redeemed	87,261
Distribution fees payable - Class IB	36,601
Recoupment fees payable	23,938
Administrative fees payable	18,348
Trustees’ fees payable	1,370
Accrued expenses	57,852

Total liabilities	1,802,593

NET ASSETS	$178,688,206

Net assets were comprised of:
Paid in capital	$162,828,328
Accumulated overdistributed net investment income	(126,611)
Accumulated undistributed net realized gain	16,751,913
Unrealized depreciation on investments	(765,424)

Net assets	$178,688,206

Class IA
Net asset value, offering and redemption price per share, $179,058 / 20,670 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

Class IB
Net asset value, offering and redemption price per share, $178,509,148 / 20,745,204 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$598,962
Interest	142,388
Securities lending (net)	13,506

Total income	754,856

EXPENSES
Investment management fees	621,150
Distribution fees - Class IB	238,681
Administrative fees	62,263
Professional fees	23,606
Printing and mailing expenses	10,521
Custodian fees	6,911
Trustees’ fees	1,291
Miscellaneous.	5,910

Gross expenses	970,333
Less: Waiver from investment advisor	(1,641)
Fees paid indirectly	(88,891)

Net expenses	879,801

NET INVESTMENT LOSS	(124,945)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	16,991,982
Net change in unrealized depreciation on securities	(23,610,388)

NET REALIZED AND UNREALIZED LOSS	(6,618,406)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,743,351)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(124,945)	$(181,041)
Net realized gain on investments	16,991,982	6,546,810
Net change in unrealized appreciation (depreciation) on investments	(23,610,388)	997,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,743,351)	7,363,159

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(110)
Class IB	—	(68,202)

	—	(68,312)

Distributions from net realized capital gains
Class IA	(1,571)	(6,415)
Class IB	(1,585,602)	(5,727,014)

	(1,587,173)	(5,733,429)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,587,173)	(5,801,741)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [2,589 and 25,895 shares, respectively]	23,977	224,960
Capital shares issued in reinvestment of dividends and distributions [183 and 732 shares, respectively]	1,571	6,525
Capital shares repurchased [(2,565) and (16,125) shares, respectively]	(23,799)	(143,555)

Total Class IA transactions	1,749	87,930

Class IB
Capital shares sold [1,734,190 and 4,114,357 shares, respectively]	15,939,737	35,899,847
Capital shares issued in reinvestment of dividends and distributions [185,939 and 649,244 shares, respectively]	1,585,602	5,795,216
Capital shares repurchased [(2,699,999) and (4,812,582) shares, respectively]	(25,035,243)	(42,067,115)

Total Class IB transactions	(7,509,904)	(372,052)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,508,155)	(284,122)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,838,679)	1,277,296
NET ASSETS:
Beginning of period	194,526,885	193,249,589

End of period (a)	$178,688,206	$194,526,885

__________
(a) Includes accumulated overdistributed net investment income of	$(126,611)	$(1,666)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,632,575,804) (Securities on loan at market value $272,361,225)	$1,681,762,927
Cash	38
Foreign Currency (Foreign cash cost $1,265,822)	1,289,950
Receivable for securities sold	15,243,572
Receivable from Separate Accounts for Trust shares sold	1,315,318
Dividends, interest and other receivables	796,532
Other assets	12,341

Total assets	1,700,420,678

LIABILITIES
Collateral held for loaned securities	272,230,668
Payable for securities purchased	16,578,003
Investment management fees payable	647,718
Payable to Separate Accounts for Trust shares redeemed	480,702
Distribution fees payable - Class IB	278,730
Administrative fees payable	126,937
Trustees’ fees payable	10,532
Accrued expenses	68,651

Total liabilities	290,421,941

NET ASSETS	$1,409,998,737

Net assets were comprised of:
Paid in capital	$1,294,677,120
Accumulated overdistributed net investment income	(603,293)
Accumulated undistributed net realized gain	66,713,659
Unrealized appreciation on investments	49,211,251

Net assets	$1,409,998,737

Class IA
Net asset value, offering and redemption price per share, $16,589,857 / 1,622,809 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.22

Class IB
Net asset value, offering and redemption price per share, $1,393,408,880 / 137,679,453 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $52,593 foreign withholding tax)	$4,382,610
Interest	970,349
Securities lending (net)	636,273

Total income	5,989,232

EXPENSES
Investment management fees	4,896,878
Distribution fees - Class IB	1,768,374
Administrative fees	373,837
Printing and mailing expenses	78,822
Professional fees	35,442
Custodian fees	33,051
Trustees’ fees	9,498
Miscellaneous	13,443

Gross expenses	7,209,345
Less: Waiver from investment advisor	(78,036)
Fees paid indirectly	(557,742)

Net expenses	6,573,567

NET INVESTMENT LOSS	(584,335)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	72,371,831
Foreign currency transactions	35,219

Net realized gain	72,407,050

Change in unrealized appreciation (depreciation) on:
Securities	(57,829,370)
Foreign currency translations	53,830

Net change in unrealized depreciation	(57,775,540)

NET REALIZED AND UNREALIZED GAIN	14,631,510

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,047,175

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(584,335)	$(640,119)
Net realized gain on investments and foreign currency transactions	72,407,050	171,472,862
Net change in unrealized depreciation on investments and foreign currency translations	(57,775,540)	(88,275,333)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,047,175	82,557,410

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	(396,279)	(1,659,135)
Class IB	(33,646,089)	(172,039,762)

TOTAL DISTRIBUTIONS	(34,042,368)	(173,698,897)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 298,452 and 468,953 shares, respectively ]	3,257,003	5,091,231
Capital shares issued in reinvestment of distributions [ 40,199 and 160,648 shares, respectively]	396,279	1,659,135
Capital shares repurchased [ (25,661) and (32,035) shares, respectively ]	(269,760)	(352,851)

Total Class IA transactions	3,383,522	6,397,515

Class IB
Capital shares sold [ 12,962,291 and 23,212,808 shares, respectively ]	140,000,734	249,559,192
Capital shares issued in reinvestment of distributions [ 3,447,402 and 16,781,110 shares, respectively ]	33,646,089	172,039,762
Capital shares repurchased [ (9,419,495) and (14,155,422) shares, respectively ]	(101,102,293)	(152,405,375)

Total Class IB transactions	72,544,530	269,193,579

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	75,928,052	275,591,094

TOTAL INCREASE IN NET ASSETS	55,932,859	184,449,607
NET ASSETS:
Beginning of period	1,354,065,878	1,169,616,271

End of period (a)	$1,409,998,737	$1,354,065,878

__________
(a) Includes accumulated overdistributed net investment income of	$(603,293)	$(18,958)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $2,013,518,416) (Securities on loan at market value $ 373,756,340)	$2,173,438,187
Foreign Cash (Cost $96,944)	97,586
Receivable for securities sold	12,215,023
Dividends, interest and other receivables	1,841,740
Receivable from Separate Accounts for Trust shares sold	1,266,367
Other assets	14,057

Total assets	2,188,872,960

LIABILITIES	.
Overdraft payable	83,995
Collateral held for loaned securities	377,003,054
Payable for securities purchased	10,301,017
Investment management fees payable	965,665
Payable to Separate Accounts for Trust shares redeemed	915,930
Distribution fees payable - Class IB	360,399
Administrative fees payable	166,768
Trustees’ fees payable	25,917
Accrued expenses	119,480

Total liabilities	389,942,225

NET ASSETS	$1,798,930,735

Net assets were comprised of:
Paid in capital	$1,543,183,454
Accumulated undistributed net investment income	1,426,436
Accumulated undistributed net realized gain	94,401,924
Unrealized appreciation on investments	159,918,921

Net assets	$1,798,930,735

Class IA
Net asset value, offering and redemption price per share, $20,490,632 / 1,444,189 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.19

Class IB
Net asset value, offering and redemption price per share, $1,778,440,103 / 126,045,573 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $117,043 foreign withholding tax)	$9,932,914
Interest	1,495,538
Securities lending (net)	267,843

Total income	11,696,295

EXPENSES
Investment management fees	6,626,761
Distribution fees - Class IB	2,254,653
Administrative fees	471,582
Printing and mailing expenses	99,945
Custodian fees	39,310
Professional fees	39,128
Trustees’ fees	12,088
Miscellaneous	14,873

Gross expenses	9,558,340
Less: Fees paid indirectly	(300,202)

Net expenses	9,258,138

NET INVESTMENT INCOME	2,438,157

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	99,165,713
Foreign currency transactions	(96,181)

Net realized gain	99,069,532

Change in unrealized depreciation on:
Securities	(51,410,583)
Foreign currency translations	(1,528)

Net change in unrealized depreciation	(51,412,111)

NET REALIZED AND UNREALIZED GAIN	47,657,421

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,095,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,438,157	$5,773,184
Net realized gain on investments and foreign currency transactions	99,069,532	171,015,263
Net change in unrealized depreciation on investments and foreign currency translations	(51,412,111)	(3,799,628)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	50,095,578	172,988,819

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(107,216)
Class IB	—	(7,135,731)

	—	(7,242,947)

Distributions from net realized capital gains
Class IA	(326,461)	(1,547,000)
Class IB	(28,733,187)	(172,139,008)

	(29,059,648)	(173,686,008)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(29,059,648)	(180,928,955)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 271,396 and 518,190 shares, respectively ]	3,959,019	7,495,890
Capital shares issued in reinvestment of dividends and distributions [ 23,714 and 118,360 shares, respectively ]	326,461	1,654,216
Capital shares repurchased [ (31,340) and (38,106) shares, respectively ]	(457,467)	(559,938)

Total Class IA transactions	3,828,013	8,590,168

Class IB
Capital shares sold [ 8,515,766 and 21,143,934 shares, respectively ]	123,610,208	302,410,382
Capital shares issued in reinvestment of dividends and distributions [ 2,098,737 and 12,874,203 shares, respectively ]	28,733,187	179,274,739
Capital shares repurchased [ (8,603,242) and (12,764,910) shares, respectively ]	(124,852,235)	(182,609,714)

Total Class IB transactions	27,491,160	299,075,407

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	31,319,173	307,665,575

TOTAL INCREASE IN NET ASSETS	52,355,103	299,725,439
NET ASSETS:
Beginning of period	1,746,575,632	1,446,850,193

End of period (a)	$1,798,930,735	$1,746,575,632

__________ (a) Includes accumulated undistributed (overdistributed) net investment income of	$1,426,436	$(1,011,721)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $78,143,327)	$78,903,663
Cash	535,600
Foreign cash (Cost $760,051)	763,369
Receivable from Separate Accounts for Trust shares sold	710,910
Receivable for securities sold	151,255
Dividends, interest and other receivables	100,078

Total assets	81,164,875

LIABILITIES
Payable for securities purchased	4,193,295
Payable to Separate Accounts for Trust shares redeemed	99,002
Investment management fees payable	53,250
Distribution fees payable - Class IB	14,792
Recoupment fees payable	8,920
Administrative fees payable	8,411
Trustees’ fees payable	72
Accrued expenses	58,858

Total liabilities	4,436,600

NET ASSETS	$76,728,275

Net assets were comprised of:
Paid in capital	$73,592,141
Accumulated undistributed net investment income	683,921
Accumulated undistributed net realized gain	1,694,673
Unrealized appreciation on investments	757,540

Net assets	$76,728,275

Class IB
Net asset value, offering and redemption price per share, $76,728,275 / 6,259,693 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.26

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,729 foreign withholding tax)	$696,230
Interest	384,894

Total income	1,081,124

EXPENSES
Investment management fees	254,126
Distribution fees - Class IB	70,591
Administrative fees	30,541
Professional fees	20,944
Recoupment fees	15,459
Custodian fees	12,675
Printing and mailing expenses	2,955
Trustees’ fees	339
Miscellaneous	1,331

Gross expenses	408,961
Less: Fees paid indirectly	(11,972)

Net expenses	396,989

NET INVESTMENT INCOME	684,135

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities	1,699,970
Foreign currency transactions	7,005

Net realized gain	1,706,975

Change in unrealized appreciation on:
Securities	434,214
Foreign currency translations	1,526

Net change in unrealized appreciation	435,740

NET REALIZED AND UNREALIZED GAIN	2,142,715

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,826,850

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$684,135	$185,752
Net realized gain on investments and foreign currency transactions	1,706,975	655,935
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	435,740	(20,528)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,826,850	821,159

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	(12,770)	(242,845)
Distributions from net realized capital gains	—	(624,347)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(12,770)	(867,192)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,021,577 and 3,051,579 shares, respectively ]	36,503,820	35,648,591
Capital shares issued in reinvestment of dividends and distributions [ 1,047 and 74,609 shares, respectively ]	12,770	867,192
Capital shares repurchased [ (384,859) and (214,786) shares, respectively ]	(4,642,407)	(2,509,734)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	31,874,183	34,006,049

TOTAL INCREASE IN NET ASSETS	34,688,263	33,960,016
NET ASSETS:
Beginning of period	42,040,012	8,079,996

End of period (a)	$76,728,275	$42,040,012

__________
(a) Includes accumulated undistributed net investment income of	$683,921	$12,556

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $4,358,930)	$5,565,240
Unaffiliated issuers (Cost $471,270,235)	623,547,429
Dividends, interest and other receivables	530,044
Receivable from Separate Accounts for Trust shares sold	389,928
Receivable for securities sold	281,824
Other assets	5,148

Total assets	630,319,613

LIABILITIES
Payable for securities purchased	2,647,802
Payable to Separate Accounts for Trust shares redeemed	826,635
Investment management fees payable	394,981
Distribution fees payable - Class IB	126,181
Administrative fees payable	57,068
Trustees’ fees payable	1,493
Accrued expenses	85,101

Total liabilities	4,139,261

NET ASSETS	$626,180,352

Net assets were comprised of:
Paid in capital	$452,443,333
Accumulated undistributed net investment income	4,517,411
Accumulated undistributed net realized gain	15,736,104
Unrealized appreciation on investments	153,483,504

Net assets	$626,180,352

Class IB
Net asset value, offering and redemption price per share, $626,180,352 / 21,926,179 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.56

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,300 foreign withholding tax)	$6,572,485
Interest	1,369,535

Total income	7,942,020

EXPENSES
Investment management fees	2,415,819
Distribution fees - Class IB	772,213
Administrative fees	172,336
Printing and mailing expenses	33,797
Professional fees	27,054
Custodian fees	14,876
Trustees’ fees	4,078
Miscellaneous	7,588

Gross expenses	3,447,761
Less: Fees paid indirectly	(24,944)

Net expenses	3,422,817

NET INVESTMENT INCOME	4,519,203

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	19,847,372
Net change in unrealized appreciation on securities	15,602,518

NET REALIZED AND UNREALIZED GAIN	35,449,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,969,093

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,519,203	$2,498,953
Net realized gain on investments	19,847,372	39,115,164
Net change in unrealized appreciation (depreciation) on investments	15,602,518	(17,625,412)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	39,969,093	23,988,705

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(2,485,974)
Distributions from net realized capital gains	(3,899,892)	(38,732,832)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,899,892)	(41,218,806)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,471,837 and 6,796,204 shares, respectively ]	70,826,805	189,504,442
Capital shares issued in reinvestment of dividends and distributions [ 140,860 and 1,532,732 shares, respectively ]	3,899,892	41,218,806
Capital shares repurchased [ (2,499,506) and (3,482,096) shares, respectively ]	(71,569,972)	(97,407,865)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,156,725	133,315,383

TOTAL INCREASE IN NET ASSETS	39,225,926	116,085,282
NET ASSETS:
Beginning of period	586,954,426	470,869,144

End of period (a)	$626,180,352	$586,954,426

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$4,517,411	$(1,792)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $94,703,542)	$92,432,540
Receivable for securities sold	1,395,980
Dividends, interest and other receivables	938,141
Other assets	2,614

Total assets	94,769,275

LIABILITIES
Payable for securities purchased	1,250,864
Payable to Separate Accounts for Trust shares redeemed	127,999
Investment management fees payable	38,887
Administrative fees payable	11,772
Recoupment fees payable	6,240
Trustees’ fees payable	997
Accrued expenses	98,011

Total liabilities	1,534,770

NET ASSETS	$93,234,505

Net assets were comprised of:
Paid in capital	$95,156,895
Accumulated undistributed net investment income	1,950,925
Accumulated net realized loss	(1,602,313)
Unrealized depreciation on investments	(2,271,002)

Net assets	$93,234,505

Class IA
Net asset value, offering and redemption price per share, $93,234,505 / 8,600,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$2,283,114

EXPENSES
Investment management fees	248,934
Administrative fees	39,866
Professional fees	22,087
Custodian fees	4,959
Printing and mailing expenses	5,475
Trustees’ fees	680
Miscellaneous	9,045

Total expenses	331,046

NET INVESTMENT INCOME	1,952,068

REALIZED AND UNREALIZED LOSS
Net realized loss on securities:	(1,203,659)
Net change in unrealized depreciation on securities:	(962,666)

NET REALIZED AND UNREALIZED LOSS	(2,166,325)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(214,257)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,952,068	$3,872,479
Net realized loss on investments	(1,203,659)	(330,320)
Net change in unrealized depreciation on investments	(962,666)	(2,166,557)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(214,257)	1,375,602

DIVIDENDS AND DISTRIBUTIONS:
Class IA
Dividends from net investment income	(139,666)	(3,801,959)
Distributions from net realized capital gains	—	(163,400)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(139,666)	(3,965,359)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 24,994 and 232,971 shares, respectively ]	272,339	2,606,820
Capital shares issued in reinvestment of dividends and distributions [ 12,943 and 364,526 shares, respectively ]	139,666	3,965,359
Capital shares repurchased [ (1,301,709) and (1,862,621) shares, respectively ]	(14,136,653)	(20,875,232)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,724,648)	(14,303,053)

TOTAL DECREASE IN NET ASSETS	(14,078,571)	(16,892,810)
NET ASSETS:
Beginning of period	107,313,076	124,205,886

End of period (a)	$93,234,505	$107,313,076

__________
(a) Includes accumulated undistributed net investment income of	$1,950,925	$138,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $42,590,724)	$41,625,856
Receivable for securities sold	818,698
Dividends, interest and other receivables	414,218
Other assets	1,266

Total assets	42,860,038

LIABILITIES
Payable for securities purchased	781,370
Payable to Separate Accounts for Trust shares redeemed	46,765
Investment management fees payable	18,903
Administrative fees payable	6,733
Trustees’ fees payable	506
Distribution fees payable - Class IB	57
Accrued expenses	505,899

Total liabilities	1,360,233

NET ASSETS	$41,499,805

Net assets were comprised of:
Paid in capital	$42,204,500
Accumulated undistributed net investment income	928,694
Accumulated overdistributed net realized gain	(668,521)
Unrealized depreciation on investments	(964,868)

Net assets	$41,499,805

Class IA
Net asset value, offering and redemption price per share, $41,220,139 / 4,097,568 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

Class IB
Net asset value, offering and redemption price per share, $279,666 / 27,805 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$1,093,927

EXPENSES
Investment management fees	109,659
Administrative fees	25,930
Professional fees	21,506
Recoupment fees	3,509
Printing and mailing expenses	2,409
Custodian fees	711
Distribution fees - Class IB	324
Trustees’ fees	300
Miscellaneous	581

Total expenses	164,929

NET INVESTMENT INCOME	928,998

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(584,761)
Net change in unrealized depreciation on securities	(548,079)

NET REALIZED AND UNREALIZED LOSS	(1,132,840)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(203,842)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$928,998	$2,165,309
Net realized gain (loss) on investments	(584,761)	705,303
Net change in unrealized depreciation on investments	(548,079)	(2,399,625)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(203,842)	470,987

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,165,258)
Class IB	—	(2,551)

	—	(2,167,809)

Distributions from net realized capital gains
Class IA	(25,529)	(809,291)
Class IB	(172)	(993)

	(25,701)	(810,284)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(25,701)	(2,978,093)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 28,012 and 193,358 shares, respectively ]	283,052	2,076,263
Capital shares issued in reinvestment of dividends and distributions [ 2,676 and 294,340 shares, respectively ]	25,529	2,974,549
Capital shares repurchased [ (589,507) and (1,606,204) shares, respectively ]	(5,945,471)	(17,170,033)

Total Class IA transactions	(5,636,890)	(12,119,221)

Class IB*
Capital shares sold [ 3,087 and 24,434 shares, respectively ]	31,077	250,385
Capital shares issued in reinvestment of dividends and distributions [ 17 and 351 shares, respectively ]	172	3,544
Capital shares repurchased [ (83) and (1) shares, respectively ]	(841)	(3)

Total Class IB transactions	30,408	253,926

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,606,482)	(11,865,295)

TOTAL DECREASE IN NET ASSETS	(5,836,025)	(14,372,401)
NET ASSETS:
Beginning of period	47,335,830	61,708,231

End of period (a)	$41,499,805	$47,335,830

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$928,694	$(304)

*	Class IB commenced operations on June 20, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $105,699,361)	$113,550,933
Cash	710,612
Receivable for securities sold	570,391
Receivable from Separate Accounts for Trust shares sold	259,419
Dividends, interest and other receivables	172,380
Other assets	395

Total assets	115,264,130

LIABILITIES
Overdraft payable of foreign cash	634,268
Payable for securities purchased	3,392,224
Payable to Separate Accounts for Trust shares redeemed	144,287
Investment management fees payable	73,476
Distribution fees payable - Class IB	21,611
Administrative fees payable	11,675
Trustees’ fees payable	130
Accrued expenses	31,853

Total liabilities	4,309,524

NET ASSETS	$110,954,606

Net assets were comprised of:
Paid in capital	$114,275,045
Accumulated undistributed net investment income	1,121,906
Accumulated undistributed net realized loss	(12,246,429)
Unrealized appreciation on investments	7,804,084

Net assets	$110,954,606

Class IB
Net asset value, offering and redemption price per share, $110,954,606 / 19,389,722 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $225,226 foreign withholding tax)	$1,662,273
Interest	84,059

Total income	1,746,332

EXPENSES
Investment management fees	399,653
Distribution fees - Class IB	117,545
Administrative fees	40,397
Professional fees	21,309
Custodian fees	13,088
Printing and mailing expenses	5,038
Trustees’ fees	583
Miscellaneous	2,151

Total expenses	599,764

NET INVESTMENT INCOME	1,146,568

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	4,773,318
Foreign currency transactions	(58,549)

Net realized gain	4,714,769

Change in unrealized appreciation (depreciation) on:
Securities	1,371,847
Foreign currency translations	(50,655)

Net change in unrealized appreciation	1,321,192

NET REALIZED AND UNREALIZED GAIN	6,035,961

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,182,529

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,146,568	$442,326
Net realized gain on investments and foreign currency transactions	4,714,769	7,318,858
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,321,192	(244,007)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,182,529	7,517,177

DIVIDENDS:
Class IB
Dividends from net investment income	(7,625)	(885,405)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,448,684 and 5,499,495 shares, respectively ]	48,134,270	26,921,679
Capital shares issued in reinvestment of dividends [ 1,402 and 180,973 shares, respectively ]	7,625	885,405
Capital shares repurchased [ (3,088,808) and (3,072,509) shares, respectively ]	(17,442,338)	(14,784,575)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,699,557	13,022,509

TOTAL INCREASE IN NET ASSETS	37,874,461	19,654,281
NET ASSETS:
Beginning of period	73,080,145	53,425,864

End of period (a)	$110,954,606	$73,080,145

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,121,906	$(17,037)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $337,679,042) (Securities on loan at market value $23,341,470)	$361,015,769
Cash	3,998,283
Receivable for securities sold	2,349,090
Dividends, interest and other receivables	351,413
Receivable from Separate Accounts for Trust shares sold	122,681
Other assets	1,243

Total assets	367,838,479

LIABILITIES
Collateral held for loaned securities	23,379,871
Payable for securities purchased	6,278,290
Payable to Separate Accounts for Trust shares redeemed	359,462
Investment management fees payable	207,661
Distribution fees payable - Class IB	68,380
Administrative fees payable	33,571
Trustees’ fees payable	3,963
Accrued expenses	45,948

Total liabilities	30,377,146

NET ASSETS	$337,461,333

Net assets were comprised of:
Paid in capital	$338,135,475
Accumulated undistributed net investment income	36,410
Accumulated net realized loss	(24,047,279)
Unrealized appreciation on investments	23,336,727

Net assets	$337,461,333

Class IA
Net asset value, offering and redemption price per share, $877,763 / 134,344 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.53

Class IB
Net asset value, offering and redemption price per share, $336,583,570 / 51,928,344 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$1,914,528
Interest	115,232
Securities lending (net)	19,152

Total income	2,048,912

EXPENSES
Investment management fees	1,593,411
Distribution fees - Class IB	441,650
Administrative fees	101,428
Professional fees	25,174
Printing and mailing expenses	19,562
Custodian fees	4,015
Trustees’ fees	2,389
Miscellaneous	4,690

Gross expenses	2,192,319
Less: Waiver from investment advisor	(157,838)
Fees paid indirectly	(26,171)

Net expenses	2,008,310

NET INVESTMENT INCOME	40,602

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	13,213,139
Net change in unrealized depreciation on securities	(31,534,329)

NET REALIZED AND UNREALIZED LOSS	(18,321,190)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,280,588)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$40,602	$(275,032)
Net realized gain on investments	13,213,139	21,587,246
Net change in unrealized appreciation (depreciation) on investments	(31,534,329)	3,072,714

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,280,588)	24,384,928

DIVIDENDS:
Dividends from net investment income
Class IA	—	(9)
Class IB	—	(5,645)

TOTAL DIVIDENDS	—	(5,654)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 64,767 and 68,330 shares, respectively ]	446,207	432,381
Capital shares issued in reinvestment of dividends [ 0 and 1 shares, respectively ]	—	9
Capital shares repurchased [ (18,554) and (12,380) shares, respectively ]	(128,880)	(80,062)

Total Class IA transactions	317,327	352,328

Class IB
Capital shares sold [ 4,169,911 and 11,065,118 shares, respectively ]	28,477,121	71,046,112
Capital shares issued in reinvestment of dividends [ 0 and 881 shares, respectively ]	—	5,645
Capital shares repurchased [ (4,663,347) and (7,694,515) shares, respectively ]	(31,655,426)	(49,623,449)

Total Class IB transactions	(3,178,305)	21,428,308

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,860,978)	21,780,636

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,141,566)	46,159,910
NET ASSETS:
Beginning of period	358,602,899	312,442,989

End of period (a)	$337,461,333	$358,602,899

___________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$36,410	$(4,192)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $2,115,127,763) (Securities on loan at market value $216,490,917)	$2,092,340,898
Foreign cash (Cost $352,535)	359,598
Receivable for forward commitments	652,112,358
Receivable for securities sold	11,119,858
Dividends, interest and other receivables	10,310,722
Receivable from Separate Accounts for Trust shares sold	820,216
Variation margin receivable on futures contracts	107,653
Other assets	11,421

Total assets	2,767,182,724

LIABILITIES
Overdraft payable	1,515,288
Payable for forward commitments	1,186,518,115
Collateral held for loaned securities	133,302,261
Payable for securities purchased	25,864,511
Investment management fees payable	511,387
Payable to Separate Accounts for Trust shares redeemed	357,023
Options written, at value (Premiums received $514,771)	301,938
Distribution fees payable - Class IB	289,019
Administrative fees payable	139,482
Unrealized depreciation of forward foreign currency contracts	132,954
Trustees’ fees payable	18,390
Accrued expenses	94,589

Total liabilities	1,349,044,957

NET ASSETS	$1,418,137,767

Net assets were comprised of:
Paid in capital	$1,440,584,717
Accumulated undistributed net investment income	30,388,993
Accumulated net realized loss	(29,534,360)
Unrealized depreciation on investments	(23,301,583)

Net assets	$1,418,137,767

Class IA
Net asset value, offering and redemption price per share, $13,560,031 / 1,241,092 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.93

Class IB
Net asset value, offering and redemption price per share, $1,404,577,736 / 128,594,383 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest (net of $25,157 foreign withholding tax)	$35,554,736
Securities lending (net)	153,895

Total income	35,708,631

EXPENSES
Investment management fees	3,078,333
Distribution fees - Class IB	1,740,600
Administrative fees	368,366
Printing and mailing expenses	76,470
Custodian fees	35,881
Professional fees	35,794
Trustees’ fees	9,328
Miscellaneous	13,128

Total expenses	5,357,900

NET INVESTMENT INCOME	30,350,731

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(19,741,018)
Options written	(706,099)
Futures	2,496,985
Foreign currency transactions	(463,082)

Net realized loss	(18,413,214)

Change in unrealized appreciation (depreciation) on:
Securities	(22,472,215)
Options written	186,290
Futures	(203,853)
Foreign currency translations	(47,493)

Net change in unrealized depreciation	(22,537,271)

NET REALIZED AND UNREALIZED LOSS	(40,950,485)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,599,754)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$30,350,731	$46,213,966
Net realized loss on investments and foreign currency transactions	(18,413,214)	(5,863,270)
Net change in unrealized depreciation on investments and foreign currency translations	(22,537,271)	(11,507,023)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,599,754)	28,843,673

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(3,060)	(391,914)
Class IB	(321,484)	(45,381,232)

	(324,544)	(45,773,146)

Distributions from net realized capital gains
Class IA	—	(11,311)
Class IB	—	(1,859,744)

	—	(1,871,055)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(324,544)	(47,644,201)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 246,514 and 525,308 shares, respectively ]	2,706,856	5,922,638
Capital shares issued in reinvestment of dividends and distributions [ 281 and 36,747 shares, respectively ]	3,060	403,225
Capital shares repurchased [ (39,391) and (41,351) shares, respectively ]	(432,415)	(466,565)

Total Class IA transactions	2,277,501	5,859,298

Class IB
Capital shares sold [ 11,155,588 and 28,323,320 shares, respectively ]	122,523,772	318,776,450
Capital shares issued in reinvestment of dividends and distributions [ 29,551 and 4,299,121 shares, respectively ]	321,484	47,240,976
Capital shares repurchased [ (9,098,513) and (14,473,615) shares, respectively ]	(99,880,684)	(163,047,119)

Total Class IB transactions	22,964,572	202,970,307

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,242,073	208,829,605

TOTAL INCREASE IN NET ASSETS	14,317,775	190,029,077
NET ASSETS:
Beginning of period	1,403,819,992	1,213,790,915

End of period (a)	$1,418,137,767	$1,403,819,992

___________________
(a) Includes accumulated undistributed net investment income of	$30,388,993	$362,806

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $568,205,366) (Securities on loan at market value $27,722,506)	$603,333,802
Receivable for securities sold	25,832,561
Dividends, interest and other receivables	871,976
Receivable from Separate Accounts for Trust shares sold	138,025
Other assets	3,151

Total assets	630,179,515

LIABILITIES
Overdraft payable	197,835
Collateral held for loaned securities	27,776,172
Payable for securities purchased	23,832,823
Investment management fees payable	281,889
Payable to Separate Accounts for Trust shares redeemed	216,936
Distribution fees payable - Class IB	117,368
Administrative fees payable	69,981
Trustees’ fees payable	26,769
Accrued expenses	95,636

Total liabilities	52,615,409

NET ASSETS	$577,564,106

Net assets were comprised of:
Paid in capital	$522,006,424
Accumulated undistributed net investment income	4,698,313
Accumulated undistributed net realized gain	15,730,933
Unrealized appreciation on investments	35,128,436

Net assets	$577,564,106

Class IA
Net asset value, offering and redemption price per share, $402,906 / 30,512 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.20

Class IB
Net asset value, offering and redemption price per share, $577,161,200 / 43,674,565 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,252 foreign withholding tax)	$7,337,131
Interest	150,118
Securities lending (net)	12,656

Total income	7,499,905

EXPENSES
Investment management fees	1,771,369
Distribution fees - Class IB	737,550
Administrative fees	165,505
Printing and mailing expenses	32,474
Professional fees	27,427
Custodian fees	12,397
Trustees’ fees	3,972
Miscellaneous	25,008

Gross expenses	2,775,702
Less: Fees paid indirectly	(1)

Net expenses	2,775,701

NET INVESTMENT INCOME	4,724,204

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	20,856,748
Net change in unrealized appreciation on securities	2,528,792

NET REALIZED AND UNREALIZED GAIN	23,385,540

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,109,744

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,724,204	$8,181,668
Net realized gain on investments	20,856,748	33,311,025
Net change in unrealized appreciation (depreciation) on investments	2,528,792	(18,320,574)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,109,744	23,172,119

DIVIDENDS:
Dividends from net investment income
Class IA	—	(7,119)
Class IB	—	(9,283,144)

TOTAL DIVIDENDS	—	(9,290,263)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 4,968 and 22,518 shares, respectively ]	64,926	276,369
Capital shares issued in reinvestment of dividends [ 0 and 564 shares, respectively ]	—	7,119
Capital shares repurchased [ (6,134) and (1,864) shares, respectively ]	(79,207)	(23,480)

Total Class IA transactions	(14,281)	260,008

Class IB
Capital shares sold [ 1,288,554 and 3,886,674 shares, respectively ]	16,869,726	47,708,160
Capital shares issued in reinvestment of dividends [ 0 and 734,933 shares, respectively ]	—	9,283,144
Capital shares repurchased [ (5,363,803) and (9,046,260) shares, respectively ]	(70,036,978)	(111,618,518)

Total Class IB transactions	(53,167,252)	(54,627,214)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(53,181,533)	(54,367,206)

TOTAL DECREASE IN NET ASSETS	(25,071,789)	(40,485,350)
NET ASSETS:
Beginning of period	602,635,895	643,121,245

End of period (a)	$577,564,106	$602,635,895

____________________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$4,698,313	$(25,891)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Securities on loan at market value $167,183,255):
Affiliated issuers (Cost $8,223,063)	$9,595,608
Unaffiliated issuers (Cost $1,824,086,051)	1,899,696,242
Cash	3,387,949
Receivable for securities sold	10,910,903
Receivable from Separate Accounts for Trust shares sold	1,587,343
Dividends, interest and other receivables	1,045,154
Other assets	16,242

Total assets	1,926,239,441

LIABILITIES
Collateral held for loaned securities	169,437,215
Payable for securities purchased	3,877,303
Investment management fees payable	1,027,358
Payable to Separate Accounts for Trust shares redeemed	456,276
Distribution fees payable - Class IB	252,333
Administrative fees payable	153,147
Trustees’ fees payable	12,652
Accrued expenses	49,676

Total liabilities	175,265,960

NET ASSETS	$1,750,973,481

Net assets were comprised of:
Paid in capital.	$1,533,450,080
Accumulated undistributed net investment income	677,519
Accumulated undistributed net realized gain	139,863,146
Unrealized appreciation on investments	76,982,736

Net assets	$1,750,973,481

Class IA
Net asset value, offering and redemption price per share, $494,872,584 / 35,139,736 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.08

Class IB
Net asset value, offering and redemption price per share, $1,256,100,897 / 89,234,654 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.08

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,823 foreign withholding tax)	$7,661,370
Interest	600,289
Securities lending (net)	536,496

Total income	8,798,155

EXPENSES
Investment management fees	6,467,830
Distribution fees - Class IB	1,556,389
Administrative fees	463,209
Printing and mailing expenses	97,376
Professional fees	38,672
Custodian fees	31,413
Trustees’ fees	11,773
Miscellaneous	15,393

Gross expenses	8,682,055
Less: Fees paid indirectly	(575,489)

Net expenses	8,106,566

NET INVESTMENT INCOME	691,589

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	141,801,891
Net change in unrealized depreciation on securities	(37,353,071)

NET REALIZED AND UNREALIZED GAIN	104,448,820

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,140,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$691,589	$4,100,004
Net realized gain on investments	141,801,891	126,597,300
Net change in unrealized depreciation on investments	(37,353,071)	(58,744,394)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	105,140,409	71,952,910

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(2,325,527)
Class IB	—	(2,420,604)

	—	(4,746,131)

Distributions from net realized capital gains
Class IA	(4,382,757)	(40,857,015)
Class IB	(11,101,778)	(99,853,873)

	(15,484,535)	(140,710,888)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(15,484,535)	(145,457,019)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,192,732 and 21,380,367 shares, respectively ]	31,101,894	300,803,291
Capital shares issued in reinvestment of dividends and distributions [ 322,532 and 3,229,674 shares, respectively ]	4,382,757	43,182,542
Capital shares repurchased [ (6,527,753) and (5,542,798) shares, respectively ]	(94,344,129)	(78,382,752)

Total Class IA transactions	(58,859,478)	265,603,081

Class IB
Capital shares sold [ 8,828,611 and 16,631,652 shares, respectively ]	127,737,941	230,209,469
Capital shares issued in reinvestment of dividends and distributions [ 817,330 and 7,632,390 shares, respectively ]	11,101,778	102,274,477
Capital shares repurchased [ (6,650,801) and (12,372,598) shares, respectively ]	(95,536,656)	(171,947,434)

Total Class IB transactions	43,303,063	160,536,512

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS	(15,556,415)	426,139,593

TOTAL INCREASE IN NET ASSETS	74,099,459	352,635,484
NET ASSETS:
Beginning of period	1,676,874,022	1,324,238,538

End of period (a)	$1,750,973,481	$1,676,874,022

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$677,519	$(14,070)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $142,138,958)	$136,977,365
Cash	370,437
Receivable from Separate Accounts for Trust shares sold	560,760
Receivable for securities sold	251,565
Dividends, interest and other receivables	114,778
Other assets	630

Total assets	138,275,535

LIABILITIES
Payable for securities purchased	2,249,043
Investment management fees payable	58,448
Distribution fees payable - Class IB	26,177
Administrative fees payable	13,604
Payable to Separate Accounts for Trust shares redeemed	1,032
Trustees’ fees payable	113
Accrued expenses	72,166

Total liabilities	2,420,583

NET ASSETS	$135,854,952

Net assets were comprised of:
Paid in capital	$141,042,266
Accumulated undistributed net investment income	23,171
Accumulated net realized loss	(48,614)
Unrealized depreciation on investments	(5,161,871)

Net assets	$135,854,952

Class IA
Net asset value, offering and redemption price per share, $100,055 / 10,029 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

Class IB
Net asset value, offering and redemption price per share, $135,754,897 / 13,598,881 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,655 foreign withholding tax)	$375,606
Interest	86,436

Total income	462,042

EXPENSES
Investment management fees	293,006
Distribution fees - Class IB	112,567
Administrative fees	41,662
Professional fees	21,594
Custodian fees	11,901
Printing and mailing expenses	4,658
Trustees’ fees	482
Miscellaneous	1,335

Gross expenses	487,205
Less: Waiver from investment advisor	(36,694)
Fees paid indirectly	(12,384)

Net expenses	438,127

NET INVESTMENT INCOME	23,915

REALIZED AND UNREALIZED LOSS
Realized loss on:
Securities	(45,048)
Foreign currency transactions	(2,574)

Net realized loss	(47,622)

Change in unrealized depreciation on:
Securities	(5,330,647)
Foreign currency translations	(1,006)

Net change in unrealized depreciation	(5,331,653)

NET REALIZED AND UNREALIZED LOSS	(5,379,275)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,355,360)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	October 3, 2005* to December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,915	$3,653
Net realized loss on investments and foreign currency transactions	(47,622)	(1,658)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,331,653)	169,782

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,355,360)	171,777

DIVIDENDS:
Dividends from net investment income
Class IA	(2)	(304)
Class IB	(2,651)	(8,043)

TOTAL DIVIDENDS	(2,653)	(8,347)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends [ —# and 29 shares, respectively ]	2	304

Class IB
Capital shares sold [ 11,150,817 and 2,813,775 shares, respectively ]	115,304,857	29,435,778
Capital shares issued in reinvestment of dividends [ 272 and 759 shares, respectively ]	2,651	8,043
Capital shares repurchased [ (617,054) and (39,688) shares, respectively ]	(6,286,839)	(415,261)

Total Class IB transactions	109,020,669	29,028,560

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	109,020,671	29,028,864

TOTAL INCREASE IN NET ASSETS	103,662,658	29,192,294
NET ASSETS
Beginning of period	32,192,294	3,000,000

End of period (a)	$135,854,952	$32,192,294

__________
(a) Includes accumulated undistributed net investment income of	$23,171	$1,909

*	The Portfolio commenced operations on October 3, 2005.

#	Represents less than 0.5 shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $686,349,852)	$645,517,349
Dividends, interest and other receivables	11,168,992
Receivable from Separate Accounts for Trust shares sold	1,403,049
Other assets	8,033

Total assets	658,097,423

LIABILITIES
Payable for securities purchased	12,844,487
Payable to Separate Accounts for Trust shares redeemed	1,146,894
Investment management fees payable	239,689
Administrative fees payable	56,099
Distribution fees payable - Class IB	16,171
Recoupment fees payable	3,982
Trustees’ fees payable	1,391
Accrued expenses	87,409

Total liabilities	14,396,122

NET ASSETS	$643,701,301

Net assets were comprised of:
Paid in capital	$682,151,142
Accumulated undistributed net investment income	15,157,074
Accumulated undistributed net realized loss	(12,774,412)
Unrealized depreciation on investments	(40,832,503)

Net assets	$643,701,301

Class IA
Net asset value, offering and redemption price per share, $563,830,518 / 43,870,222 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.85

Class IB
Net asset value, offering and redemption price per share, $79,870,783 / 6,219,648 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$16,911,327

EXPENSES
Investment management fees	1,405,976
Administrative fees	176,621
Distribution fees - Class IB	88,552
Printing and mailing expenses	34,226
Professional fees	27,187
Custodian fees	1,850
Trustees’ fees	4,118
Miscellaneous	13,870

Total expenses	1,752,400

NET INVESTMENT INCOME	15,158,927

REALIZED AND UNREALIZED LOSS
Net realized loss on securities:	(9,835,504)
Net change in unrealized depreciation on securities:	(38,484,420)

NET REALIZED AND UNREALIZED LOSS	(48,319,924)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,160,997)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,158,927	$11,773,427
Net realized gain (loss) on investments	(9,835,504)	1,341,793
Net change in unrealized depreciation on investments	(38,484,420)	(10,187,312)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,160,997)	2,927,908

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(4,353)	(10,763,350)
Class IB	(615)	(1,004,995)

	(4,968)	(11,768,345)

Distributions from net realized capital gains
Class IA	—	(4,029,377)
Class IB	—	(407,303)

	—	(4,436,680)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(4,968)	(16,205,025)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 9,638,363 and 33,550,243 shares, respectively ]	126,425,491	466,958,317
Capital shares issued in reinvestment of dividends and distributions [ 390 and 1,102,540 shares, respectively ]	4,353	14,792,727
Capital shares repurchased [ (5,447,044) and (2,402,888) shares, respectively ]	(70,592,432)	(32,997,944)

Total Class IA transactions	55,837,412	448,753,100

Class IB*
Capital shares sold [ 2,577,572 and 4,962,901 shares, respectively ]	34,081,586	68,734,937
Capital shares issued in reinvestment of dividends and distributions [ 48 and 105,288 shares, respectively ]	615	1,412,298
Capital shares repurchased [ (688,452) and (737,709) shares, respectively ]	(9,064,374)	(10,171,898)

Total Class IB transactions	25,017,827	59,975,337

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	80,855,239	508,728,437

TOTAL INCREASE IN NET ASSETS	47,689,274	495,451,320
NET ASSETS:
Beginning of period	596,012,027	100,560,707

End of period (a)	$643,701,301	$596,012,027

__________
(a) Includes accumulated undistributed net investment income of	$15,157,074	$3,115

* Class IB commenced operations on April 29, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH & INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $75,970,835)	$78,517,854
Receivable for securities sold	244,424
Receivable from Separate Accounts for Trust shares sold	206,240
Dividends, interest and other receivables	103,569
Other assets	500

Total assets	79,072,587

LIABILITIES
Payable for securities purchased	2,401,192
Payable to Separate Accounts for Trust shares redeemed	56,696
Investment management fees payable	26,139
Distribution fees payable - Class IB	14,436
Administrative fees payable	8,832
Trustees’ fees payable	71
Accrued expenses	72,143

Total liabilities	2,579,509

NET ASSETS	$76,493,078

Net assets were comprised of:
Paid in capital	$73,419,311
Accumulated undistributed net investment income	335,270
Accumulated undistributed net realized gain	191,478
Unrealized appreciation on investments	2,547,019

Net assets	$76,493,078

Class IA
Net asset value, offering and redemption price per share, $113,207 / 10,081 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.23

Class IB
Net asset value, offering and redemption price per share, $76,379,871 / 6,804,409 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $514 foreign withholding tax)	$529,472
Interest	81,474

Total income	610,946

EXPENSES
Investment management fees	180,647
Distribution fees - Class B	69,340
Administrative fees	30,560
Custodian fees	27,063
Professional fees	21,322
Printing and mailing expenses	2,906
Trustees’ fees	330

Gross expenses	332,168
Less: Waiver from investment advisor	(54,336)
Fees paid indirectly	(2,473)

Net expenses	275,359

NET INVESTMENT INCOME	335,587

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	225,094
Net change in unrealized appreciation on securities	1,437,736

NET REALIZED AND UNREALIZED GAIN	1,662,830

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,998,417

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	April 29, 2005* to December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	335,587	$145,199
Net realized gain on investments	225,094	25,036
Net change in unrealized appreciation on investments	1,437,736	1,109,283

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,998,417	1,279,518

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(6)	(701)
Class IB	(3,903)	(144,670)

	(3,909)	(145,371)

Distributions from net realized capital gains
Class IA	(8)	(158)
Class IB	(5,204)	(53,282)

	(5,212)	(53,440)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(9,121)	(198,811)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 1 and 80 shares, respectively ]	14	859

Class IB
Capital shares sold [ 3,481,927 and 3,372,730 shares, respectively ]	39,060,475	35,126,506
Capital shares issued in reinvestment of dividends and distributions [ 829 and 18,425 shares, respectively ]	9,107	197,952
Capital shares repurchased [ (257,730) and (101,772) shares, respectively ]	(2,903,866)	(1,067,972)

Total Class IB transactions	36,165,716	34,256,486

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	36,165,730	34,257,345

TOTAL INCREASE IN NET ASSETS	38,155,026	35,338,052
NET ASSETS:
Beginning of period	38,338,052	3,000,000

End of period (a)	$76,493,078	$38,338,052

__________
(a) Includes accumulated undistributed net investment income of	$335,270	$3,592

* The Portfolio commenced operations on April 29, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $40,816,778)	$41,789,232
Receivable for securities sold	159,034
Receivable from Separate Accounts for Trust shares sold	41,856
Dividends, interest and other receivables	41,870
Other assets	349

Total assets	42,032,341

LIABILITIES
Payable for securities purchased	541,515
Investment management fees payable	8,383
Distribution fees payable - Class IB	8,197
Administrative fees payable	6,372
Payable to Separate Accounts for Trust shares redeemed	1,848
Trustees’ fees payable	47
Accrued expenses	94,264

Total liabilities	660,626

NET ASSETS	$41,371,715

Net assets were comprised of:
Paid in capital	$40,130,832
Accumulated undistributed net investment income	160,923
Accumulated undistributed net realized gain	107,506
Unrealized appreciation on investments	972,454

Net assets	$41,371,715

Class IA
Net asset value, offering and redemption price per share, $110,490 / 10,086 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.95

Class IB
Net asset value, offering and redemption price per share, $41,261,225 / 3,767,978 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $312 foreign withholding tax)	$301,607
Interest	38,115

Total income	339,722

EXPENSES
Investment management fees	117,176
Distribution fees - Class IB	44,930
Custodian fees	38,685
Administrative fees	24,569
Professional fees	21,159
Printing and mailing expenses	1,937
Trustees’ fees	224

Gross expenses	248,680
Less: Waiver from investment advisor	(68,531)
Fees paid indirectly	(1,370)

Net expenses	178,779

NET INVESTMENT INCOME	160,943

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	121,736
Net change in unrealized appreciation securities	345,971

NET REALIZED AND UNREALIZED GAIN	467,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$628,650

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	April 29, 2005* to December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$160,943	$83,584
Net realized gain on investments	121,736	93,744
Net change in unrealized appreciation on investments	345,971	626,483

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	628,650	803,811

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(637)
Class IB	—	(87,806)

	—	(88,443)

Distributions from net realized capital gains
Class IA	(291)	—
Class IB	(106,411)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(106,702)	(88,443)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 27 and 59 shares, respectively ]	291	637

Class IB
Capital shares sold [ 1,593,336 and 2,468,888 shares, respectively ]	17,618,371	25,856,079
Capital shares issued in reinvestment of dividends and distributions [ 9,905 and 8,161 shares, respectively	106,411	87,806
Capital shares repurchased [ (361,317) and (240,995) shares, respectively ]	(3,997,906)	(2,537,290)

Total Class IB transactions	13,726,876	23,406,595

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,727,167	23,407,232

TOTAL INCREASE IN NET ASSETS	14,249,115	24,122,600
NET ASSETS:
Beginning of period	27,122,600	3,000,000

End of period (a)	$41,371,715	$27,122,600

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$160,923	$(20)

* The Portfolio commenced operations on April 29, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $193,972,590)	$196,878,964
Receivable for securities sold	1,052,506
Receivable from Separate Accounts for Trust shares sold	297,448
Dividends, interest and other receivables	278,288
Other assets	1,531

Total assets	198,508,737

LIABILITIES
Overdraft payable	819
Payable for securities purchased	1,367,711
Investment management fees payable	94,369
Distribution fees payable - Class IB	38,707
Payable to Separate Accounts for Trust shares redeemed	37,266
Administrative fees payable	18,175
Trustees’ fees payable	210
Accrued expenses	81,887

Total liabilities	1,639,144

NET ASSETS	$196,869,593

Net assets were comprised of:
Paid in capital	$194,394,196
Accumulated undistributed net investment income	568,542
Accumulated net realized loss	(999,519)
Unrealized appreciation on investments	2,906,374

Net assets	$196,869,593

Class IA
Net asset value, offering and redemption price per share, $114,906 / 10,154 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.32

Class IB
Net asset value, offering and redemption price per share, $196,754,687 / 17,392,219 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $301 foreign withholding tax)	$1,212,460
Interest	204,729

Total income	1,417,189

EXPENSES
Investment management fees	574,048
Distribution fees - Class B	204,872
Administrative fees	58,802
Custodian fees	32,770
Professional fees	22,322
Printing and mailing expenses	8,752
Trustees’ fees	1,008
Miscellaneous	296

Gross expenses	902,870
Less: Waiver from investment advisor	(41,990)
Fees paid indirectly	(6,464)

Net expenses	854,416

NET INVESTMENT INCOME	562,773

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on securities	(986,143)
Net change in unrealized appreciation on securities.	513,693

NET REALIZED AND UNREALIZED LOSS	(472,450)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,323

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	April 29, 2005* to December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$562,773	$313,311
Net realized gain (loss) on investments	(986,143)	1,598,031
Net change in unrealized appreciation on investments	513,693	2,392,681

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	90,323	4,304,023

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(2)	(594)
Class IB	(3,401)	(313,713)

	(3,403)	(314,307)

Distributions from net realized capital gains
Class IA	(697)	(423)
Class IB	(1,175,204)	(435,083)

	(1,175,901)	(435,506)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,179,304)	(749,813)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 64 and 90 shares, respectively ]	699	1,017

Class IB
Capital shares sold [ 7,129,835 and 10,940,730 shares, respectively ]	82,226,915	120,252,768
Capital shares issued in reinvestment of dividends and distributions [ 106,982 and 66,336 shares, respectively ]	1,178,605	748,796
Capital shares repurchased [ (780,792) and (360,872) shares, respectively ]	(8,997,766)	(4,006,670)

Total Class IB transactions	74,407,754	116,994,894

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	74,408,453	116,995,911

TOTAL INCREASE IN NET ASSETS	73,319,472	120,550,121
NET ASSETS:
Beginning of period	123,550,121	3,000,000

End of period (a)	$196,869,593	$123,550,121

__________
(a) Includes accumulated undistributed net investment income of	$568,542	$9,172

* The Portfolio commenced operations on April 29, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $2,681,581,183) (Securities on loan at market value $193,921,338)	$3,167,623,855
Foreign cash (Cost $1,507)	1,541
Receivable for securities sold	75,194,436
Receivable from Separate Accounts for Trust shares sold	4,759,069
Dividends, interest and other receivables	2,242,460
Other assets	29,489

Total assets	3,249,850,850

LIABILITIES
Overdraft payable	3,811,074
Collateral held for loaned securities	193,960,530
Payable for securities purchased	15,526,859
Investment management fees payable	1,899,099
Payable to Separate Accounts for Trust shares redeemed	1,735,742
Distribution fees payable - Class IB	396,481
Administrative fees payable	259,943
Trustees’ fees payable	14,269
Accrued expenses	13,880

Total liabilities	217,617,877

NET ASSETS	$3,032,232,973

Net assets were comprised of:
Paid in capital	$2,527,121,771
Accumulated undistributed net investment income	1,745,234
Accumulated undistributed net realized gain	17,323,262
Unrealized appreciation on investments	486,042,706

Net assets	$3,032,232,973

Class IA
Net asset value, offering and redemption price per share, $1,052,435,847 / 66,831,859 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.75

Class IB
Net asset value, offering and redemption price per share, $1,979,797,126 / 126,794,886 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $708,897 foreign withholding tax)	$12,924,775
Interest	3,412,750
Securities lending (net)	1,147,594

Total income	17,485,119

EXPENSES
Investment management fees	12,787,423
Distribution fees - Class IB	2,393,097
Administrative fees	768,616
Printing and mailing expenses	163,511
Professional fees	49,959
Trustees’ fees	19,638
Custodian fees	570
Miscellaneous	23,606

Gross expenses	16,206,420
Less: Waiver from investment advisor	(406,062)
Fees paid indirectly	(77,069)

Net expenses	15,723,289

NET INVESTMENT INCOME	1,761,830

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	39,803,760
Foreign currency transactions	(2,789)

Net realized gain	39,800,971

Change in unrealized appreciation (depreciation) on:
Securities	(38,485,067)
Foreign currency translations	178

Net change in unrealized depreciation	(38,484,889)

NET REALIZED AND UNREALIZED GAIN	1,316,082

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,077,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,761,830	$933,763
Net realized gain on investments and foreign currency transactions	39,800,971	71,651,479
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(38,484,889)	191,799,351

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,077,912	264,384,593

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(974,013)

Distributions from net realized capital gains
Class IA	(11,404,970)	(22,093,220)
Class IB	(21,352,841)	(39,896,323)

	(32,757,811)	(61,989,543)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(32,757,811)	(62,963,556)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 11,282,810 and 29,771,998 shares, respectively ]	182,596,551	438,435,345
Capital shares issued in reinvestment of dividends and distributions [ 742,585 and 1,508,105 shares, respectively ]	11,404,970	23,067,233
Capital shares repurchased [ (9,189,306) and (6,782,325) shares, respectively ]	(149,178,462)	(104,029,554)

Total Class IA transactions	44,823,059	357,473,024

Class IB
Capital shares sold [ 17,716,029 and 27,897,381 shares, respectively ]	287,365,273	410,375,469
Capital shares issued in connection with merger (Note 9) [ 0 and 3,503,828 shares, respectively ]	—	53,180,009
Capital shares issued in reinvestment of dividends and distributions [ 1,402,093 and 2,634,827 shares, respectively ]	21,352,841	39,896,323
Capital shares repurchased [ (4,658,169) and (7,917,801) shares, respectively ]	(75,247,550)	(115,791,493)

Total Class IB transactions	233,470,564	387,660,308

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	278,293,623	745,133,332

TOTAL INCREASE IN NET ASSETS	248,613,724	946,554,369
NET ASSETS:
Beginning of period	2,783,619,249	1,837,064,880

End of period (a)	$3,032,232,973	$2,783,619,249

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,745,234	$(16,596)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $2,653,960,972) (Securities on loan at market value $97,838,103)	$2,840,033,886
Receivable for securities sold	47,634,414
Receivable from Separate Accounts for Trust shares sold	5,018,727
Dividends, interest and other receivables	2,928,599
Other assets	28,341

Total assets	2,895,643,967

LIABILITIES
Overdraft payable	5,906,526
Collateral held for loaned securities	98,993,721
Payable for securities purchased	8,489,480
Investment management fees payable	1,295,747
Payable to Separate Accounts for Trust shares redeemed	1,055,748
Distribution fees payable - Class IB	288,139
Administrative fees payable	252,390
Trustees’ fees payable	20,386
Accrued expenses	76,564

Total liabilities	116,378,701

NET ASSETS	$2,779,265,266

Net assets were comprised of:
Paid in capital	$2,461,919,289
Accumulated undistributed net investment income	21,025,500
Accumulated undistributed net realized gain	110,247,563
Unrealized appreciation on investments	186,072,914

Net assets	$2,779,265,266

Class IA
Net asset value, offering and redemption price per share, $1,359,898,570 / 86,553,227 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.71

Class IB
Net asset value, offering and redemption price per share, $1,419,366,696 / 90,278,852 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,081 foreign withholding tax)	$29,704,692
Interest	2,014,655
Securities lending (net)	178,103

Total income	31,897,450

EXPENSES
Investment management fees	8,126,422
Distribution fees - Class IB	1,803,679
Administrative fees	748,249
Printing and mailing expenses	159,996
Professional fees	49,540
Trustees’ fees	19,321
Custodian fees	14,268
Miscellaneous	23,681

Gross expenses	10,945,156
Less: Fees paid indirectly	(95,411)

Net expenses	10,849,745

NET INVESTMENT INCOME	21,047,705

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	119,924,965
Net change in unrealized depreciation on securities	(9,635,516)

NET REALIZED AND UNREALIZED GAIN	110,289,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,337,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,047,705	$27,522,774
Net realized gain on investments	119,924,965	127,847,732
Net change in unrealized depreciation on investments	(9,635,516)	(66,870,723)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	131,337,154	88,499,783

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(15,362,835)
Class IB	—	(13,006,207)

	—	(28,369,042)

Distributions from net realized capital gains
Class IA	(4,995,204)	(59,093,121)
Class IB	(4,957,910)	(66,921,779)

	(9,953,114)	(126,014,900)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(9,953,114)	(154,383,942)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,059,293 and 49,529,918 shares, respectively ]	252,931,250	755,954,758
Capital shares issued in reinvestment of dividends and distributions [ 324,677 and 4,930,277 shares, respectively ]	4,995,204	74,455,956
Capital shares repurchased [ (20,267,238) and (5,133,257) shares, respectively ]	(320,085,696)	(77,350,877)

Total Class IA transactions	(62,159,242)	753,059,837

Class IB
Capital shares sold [ 2,897,152 and 10,344,712 shares, respectively ]	45,677,775	157,534,205
Capital shares issued in connection with the substitution [ 0 and 456,883 shares, respectively ]	—	7,099,624
Capital shares issued in reinvestment of dividends and distributions [ 322,024 and 5,282,272 shares, respectively ]	4,957,910	79,927,986
Capital shares repurchased [ (8,750,006) and (14,430,149) shares, respectively ]	(137,982,854)	(220,381,827)

Total Class IB transactions	(87,347,169)	24,179,988

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(149,506,411)	777,239,825

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,122,371)	711,355,666
NET ASSETS:
Beginning of period	2,807,387,637	2,096,031,971

End of period (a)	$2,779,265,266	$2,807,387,637

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$21,025,500	$(22,205)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,864,000,658) (Securities on loan at market value $344,544,038)	$2,105,992,890
Cash	121,590,083
Foreign Cash (Cost $9,304,986)	9,391,537
Receivable for securities sold	45,320,769
Dividends, interest and other receivables	3,937,149
Receivable from Separate Accounts for Trust shares sold	2,469,547
Other assets	14,236

Total assets	2,288,716,211

LIABILITIES
Collateral held for loaned securities	356,545,229
Payable for securities purchased	81,350,113
Payable to Separate Accounts for Trust shares redeemed	1,222,497
Investment management fees payable	1,177,738
Distribution fees payable - Class IB	272,026
Administrative fees payable	160,232
Recoupment fees payable	132,521
Trustees’ fees payable	27,435
Accrued expenses	482,165

Total liabilities	441,369,956

NET ASSETS	$1,847,346,255

Net assets were comprised of:
Paid in capital	$1,514,461,672
Accumulated undistributed net investment income	18,539,782
Accumulated undistributed net realized gain	72,567,265
Unrealized appreciation on investments	241,777,536

Net assets	$1,847,346,255

Class IA
Net asset value, offering and redemption price per share, $475,282,790 / 29,790,783 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.95

Class IB
Net asset value, offering and redemption price per share, $1,372,063,465 / 86,098,044 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,807,613 foreign withholding tax)	$34,974,156
Interest	319,787
Securities lending (net)	734,243

Total income	36,028,186

EXPENSES
Investment management fees	6,785,761
Distribution fees - Class IB	1,627,837
Administrative fees	442,071
Recoupment fees	414,273
Custodian fees	391,251
Printing and mailing expenses	88,748
Professional fees	37,794
Trustees’ fees	10,497
Miscellaneous	14,316

Total expenses	9,812,548

NET INVESTMENT INCOME	26,215,638

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	79,326,922
Foreign currency transactions	(227,947)

Net realized gain	79,098,975

Change in unrealized appreciation (depreciation) on:
Securities	81,175,492
Foreign currency translations	(277,469)

Net change in unrealized appreciation	80,898,023

NET REALIZED AND UNREALIZED GAIN	159,996,998

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$186,212,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$26,215,638	$17,411,606
Net realized gain on investments and foreign currency transactions	79,098,975	88,388,278
Net change in unrealized appreciation on investments and foreign currency translations	80,898,023	21,779,690

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	186,212,636	127,579,574

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(921,838)	(3,572,098)
Class IB	(2,982,296)	(18,794,165)

	(3,904,134)	(22,366,263)

Distributions from net realized capital gains
Class IA	(921,838)	—
Class IB	(2,982,296)	—

	(3,904,134)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(7,808,268)	(22,366,263)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 17,608,460 and 15,996,621 shares, respectively ]	276,350,065	216,969,755
Capital shares issued in reinvestment of dividends and distributions [ 120,145 and 252,103 shares, respectively ]	1,843,676	3,572,098
Capital shares repurchased [ (4,581,954) and (34,389) shares, respectively ]	(72,666,732)	(467,434)

Total Class IA transactions	205,527,009	220,074,419

Class IB
Capital shares sold [ 10,324,062 and 26,431,934 shares, respectively ]	161,140,464	350,734,324
Capital shares issued in reinvestment of dividends and distributions [ 389,105 and 1,346,118 shares, respectively ]	5,964,592	18,794,165
Capital shares repurchased [ (8,363,405) and (12,703,111) shares, respectively ]	(129,366,600)	(169,268,014)

Total Class IB transactions	37,738,456	200,260,475

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	243,265,465	420,334,894

TOTAL INCREASE IN NET ASSETS	421,669,833	525,548,205
NET ASSETS:
Beginning of period	1,425,676,422	900,128,217

End of period (a)	$1,847,346,255	$1,425,676,422

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$18,539,782	$(3,771,722)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $890,545,206) (Securities on loan at market value $86,193,574)	$944,992,232
Receivable for securities sold	11,219,177
Dividends, interest and other receivables	226,483
Receivable from Separate Accounts for Trust shares sold	224,166
Other assets	7,511

Total assets	956,669,569

LIABILITIES
Overdraft payable	247,409
Collateral held for loaned securities	87,284,610
Payable for securities purchased	6,251,621
Payable to Separate Accounts for Trust shares redeemed	625,299
Investment management fees payable	451,899
Distribution fees payable - Class IB	173,036
Administrative fees payable	87,187
Trustees’ fees payable	38,835
Accrued expenses	95,685

Total liabilities	95,255,581

NET ASSETS	$861,413,988

Net assets were comprised of:
Paid in capital	$1,640,963,690
Accumulated net investment loss	(1,416,200)
Accumulated net realized loss	(832,580,532)
Unrealized appreciation on investments	54,447,030

Net assets	$861,413,988

Class IA
Net asset value, offering and redemption price per share, $3,914,781 / 271,215 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.43

Class IB
Net asset value, offering and redemption price per share, $857,499,207 / 60,664,786 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.14

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $65,859 foreign withholding tax)	$2,359,200
Interest	528,272
Securities lending (net)	160,319

Total income	3,047,791

EXPENSES
Investment management fees	2,984,075
Distribution fees - Class IB	1,143,146
Administrative fees	238,526
Printing and mailing expenses	50,761
Custodian fees	45,790
Professional fees	30,620
Trustees’ fees	6,198
Miscellaneous	9,990

Gross expenses	4,509,106
Less: Fees paid indirectly	(83,769)

Net expenses	4,425,337

NET INVESTMENT LOSS	(1,377,546)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	85,832,551
Foreign currency transactions	(15,055)

Net realized gain	85,817,496

Change in unrealized appreciation (depreciation) on:
Securities	(92,507,621)
Foreign currency translations	160

Net change in unrealized depreciation	(92,507,461)

NET REALIZED AND UNREALIZED LOSS	(6,689,965)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,067,511)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,377,546)	$(2,922,187)
Net realized gain on investments and foreign currency transactions	85,817,496	85,722,393
Net change in unrealized depreciation on investments and foreign currency translations	(92,507,461)	(7,524,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,067,511)	75,275,845

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 57,118 and 103,226 shares, respectively ]	860,173	1,359,031
Capital shares repurchased [ (12,606) and (25,703) shares, respectively ]	(191,168)	(332,385)

Total Class IA transactions	669,005	1,026,646

Class IB
Capital shares sold [ 2,436,602 and 4,117,241 shares, respectively ]	36,124,209	54,446,308
Capital shares repurchased [ (5,922,762) and (13,116,552) shares, respectively ]	(87,225,919)	(171,501,956)

Total Class IB transactions	(51,101,710)	(117,055,648)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(50,432,705)	(116,029,002)

TOTAL DECREASE IN NET ASSETS	(58,500,216)	(40,753,157)
NET ASSETS:
Beginning of period	919,914,204	960,667,361

End of period (a)	$861,413,988	$919,914,204

__________
(a) Includes accumulated net investment loss of	$(1,416,200)	$(38,654)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $299,544,407) (Securities on loan at market value $11,511,848)	$329,663,127
Foreign cash (Cost $5,330)	5,581
Receivable for securities sold	1,274,359
Dividends, interest and other receivables	248,199
Receivable from Separate Accounts for Trust shares sold	27,965
Other assets	1,153

Total assets	331,220,384

LIABILITIES
Overdraft payable	39,447
Collateral held for loaned securities	11,689,898
Payable to Separate Accounts for Trust shares redeemed	170,578
Investment management fees payable	151,004
Distribution fees payable - Class IB	65,206
Administrative fees payable	32,973
Trustees’ fees payable	5,560
Accrued expenses	66,762

Total liabilities	12,221,428

NET ASSETS	$318,998,956

Net assets were comprised of:
Paid in capital	$303,474,577
Accumulated undistributed net investment income	1,966,661
Accumulated net realized loss	(16,564,484)
Unrealized appreciation on investments	30,122,202

Net assets	$318,998,956

Class IA
Net asset value, offering and redemption price per share, $173,678 / 17,093 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

Class IB
Net asset value, offering and redemption price per share, $318,825,278 / 31,387,659 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $148,760 foreign withholding tax)	$3,453,847
Interest	86,579
Securities lending (net)	5,859

Total income	3,546,285

EXPENSES
Investment management fees	1,003,841
Distribution fees - Class IB	418,056
Administrative fees	96,903
Professional fees	24,981
Printing and mailing expenses	18,419
Custodian fees	12,052
Recoupment fees	6,914
Trustees’ fees	2,252
Miscellaneous	4,544

Gross expenses	1,587,962
Less: Fees paid indirectly	(16,702)

Net expenses	1,571,260

NET INVESTMENT INCOME	1,975,025

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	12,605,360
Foreign currency transactions	4,704

Net realized gain	12,610,064

Change in unrealized appreciation (depreciation) on:
Securities	(12,268,398)
Foreign currency translations	3,717

Net change in unrealized depreciation	(12,264,681)

NET REALIZED AND UNREALIZED GAIN	345,383

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,320,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,975,025	$1,651,717
Net realized gain on investments and foreign currency transactions	12,610,064	27,544,426
Net change in unrealized depreciation on investments and foreign currency translations	(12,264,681)	(5,903,648)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,320,408	23,292,495

DIVIDENDS:
Dividends from net investment income
Class IA	(5)	(1,410)
Class IB	(9,446)	(1,660,338)

TOTAL DIVIDENDS	(9,451)	(1,661,748)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,713 and 6,731 shares, respectively ]	28,471	63,923
Capital shares issued in reinvestment of dividends [ 1 and 139 shares, respectively ]	5	1,410
Capital shares repurchased [ (4,572) and (135) shares, respectively ]	(47,659)	(1,301)

Total Class IA transactions	(19,183)	64,032

Class IB
Capital shares sold [ 1,134,758 and 3,492,790 shares, respectively ]	11,790,624	33,381,163
Capital shares issued in reinvestment of dividends [ 949 and 164,275 shares, respectively ]	9,446	1,660,338
Capital shares repurchased [ (3,280,444) and (6,168,285) shares, respectively ]	(34,019,403)	(59,271,532)

Total Class IB transactions	(22,219,333)	(24,230,031)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,238,516)	(24,165,999)

TOTAL DECREASE IN NET ASSETS	(19,927,559)	(2,535,252)
NET ASSETS:
Beginning of period	338,926,515	341,461,767

End of period (a)	$318,998,956	$338,926,515

__________
(a) Includes accumulated undistributed net investment income of	$1,966,661	$1,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Amortized Cost $1,697,675,252)	$1,697,675,252
Dividends, interest and other receivables	185,003
Other assets	7,303

Total assets	1,697,867,558

LIABILITIES
Investment management fees payable	454,566
Administrative fees payable	197,603
Distribution fees payable - Class IB	186,032
Trustees’ fees payable	60,087
Accrued expenses	1,524,695

Total liabilities	2,422,983

NET ASSETS	$1,695,444,575

Net assets were comprised of:
Paid in capital	$1,695,541,249
Accumulated undistributed net investment income	48
Accumulated net realized loss	(96,722)

Net assets	$1,695,444,575

Class IA
Net asset value, offering and redemption price per share, $771,983,144 / 771,970,003 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $923,461,431 / 923,460,770 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$36,560,559

EXPENSES
Investment management fees	2,578,494
Distribution fees - Class IB	984,304
Administrative fees	413,239
Printing and mailing expenses	82,330
Professional fees	36,502
Custodian fees	13,064
Trustees’ fees	10,045
Miscellaneous	33,275

Total expenses	4,151,253

NET INVESTMENT INCOME	32,409,306

REALIZED GAIN
Net realized gain on investments	1,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,410,314

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,409,306	$39,823,649
Net realized gain on investments	1,008	245

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	32,410,314	39,823,894

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(16,256,526)	(19,386,514)
Class IB	(16,152,731)	(20,453,934)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(32,409,257)	(39,840,448)

CAPITAL SHARES TRANSACTIONS*:
Class IA
Capital shares sold [ 264,389,553 and 438,244,787 shares, respectively ]	264,393,562	446,522,648
Capital shares issued in connection with merger (Note 9) [ 0 and 161,329,233 shares, respectively ]	—	161,341,435
Capital shares issued in reinvestment of dividends [ 16,256,526 and 19,386,008 shares, respectively ]	16,256,526	19,386,514
Capital shares repurchased [ (246,199,179) and (479,465,008) shares, respectively ]	(246,202,760)	(481,208,772)

Total Class IA transactions	34,447,328	146,041,825

Class IB
Capital shares sold [ 618,860,110 and 897,128,521 shares, respectively ]	618,860,343	892,358,205
Capital shares issued in reinvestment of dividends [ 16,152,733 and 20,453,420 shares, respectively ]	16,152,731	20,453,934
Capital shares repurchased [ (484,735,910) and (919,083,741) shares, respectively ]	(484,736,037)	(921,461,322)

Total Class IB transactions	150,277,037	(8,649,183)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	184,724,365	137,392,642

TOTAL INCREASE IN NET ASSETS	184,725,422	137,376,088
NET ASSETS:
Beginning of period	1,510,719,153	1,373,343,065

End of period (a)	$1,695,444,575	$1,510,719,153

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$48	$(1)

*	Share amounts prior to July 8, 2005 have been restated to reflect the effect of a stock split, as described in the Notes to Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $265,748,314)	$292,790,130
Receivable for securities sold	1,753,843
Dividends, interest and other receivables	293,041
Receivable from Separate Accounts for Trust shares sold	34,621
Other assets	2,591

Total assets	294,874,226

LIABILITIES
Overdraft payable	253,083
Payable for securities purchased	1,716,324
Payable to Separate Accounts for Trust shares redeemed	612,840
Investment management fees payable	186,490
Distribution fees payable - Class IB	57,950
Administrative fees payable	33,472
Trustees’ fees payable	1,042
Accrued expenses	48,526

Total liabilities	2,909,727

NET ASSETS	$291,964,499

Net assets were comprised of:
Paid in capital	$419,294,004
Accumulated undistributed net investment income	252,818
Accumulated net realized loss	(154,624,139)
Unrealized appreciation on investments	27,041,816

Net assets	$291,964,499

Class IA
Net asset value, offering and redemption price per share, $9,402,770 / 1,858,841 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.06

Class IB
Net asset value, offering and redemption price per share, $282,561,729 / 55,802,715 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$1,712,720
Interest	199,545

Total income	1,912,265

EXPENSES
Investment management fees	1,159,945
Distribution fees - Class IB	373,205
Administrative fees	91,545
Professional fees	23,460
Printing and mailing expenses	17,000
Trustees’ fees	2,090
Custodian fees	2,053
Miscellaneous	4,497

Gross expenses	1,673,795
Less: Fees paid indirectly	(19,441)

Net expenses	1,654,354

NET INVESTMENT INCOME	257,911

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities:	10,394,460
Net change in unrealized depreciation on securities	(10,030,277)

NET REALIZED AND UNREALIZED GAIN	364,183

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$622,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$257,911	$754,473
Net realized gain on investments	10,394,460	12,249,488
Net change in unrealized appreciation (depreciation) on investments	(10,030,277)	101,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	622,094	13,105,876

DIVIDENDS:
Dividends from net investment income
Class IA	(188)	(57,209)
Class IB	(5,615)	(696,283)

TOTAL DIVIDENDS	(5,803)	(753,492)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 130,507 and 566,348 shares, respectively ]	669,489	2,761,273
Capital shares issued in reinvestment of dividends [ 38 and 11,224 shares, respectively ]	188	57,209
Capital shares repurchased [ (609,871) and (1,123,422) shares, respectively ]	(3,128,262)	(5,459,958)

Total Class IA transactions	(2,458,585)	(2,641,476)

Class IB
Capital shares sold [ 2,096,272 and 5,955,695 shares, respectively ]	10,768,927	29,281,457
Capital shares issued in connection with merger (Note 9) [ 0 and 11,433,179 shares, respectively ]	—	58,877,533
Capital shares issued in reinvestment of dividends [ 1,108 and 136,282 shares, respectively ]	5,615	696,283
Capital shares repurchased [ (6,758,214) and (10,886,126) shares, respectively ]	(34,618,428)	(53,607,039)

Total Class IB transactions	(23,843,886)	35,248,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,302,471)	32,606,758

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,686,180)	44,959,142
NET ASSETS:
Beginning of period	317,650,679	272,691,537

End of period (a)	$291,964,499	$317,650,679

__________
(a) Includes accumulated undistributed net investment income of	$252,818	$710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $608,349,698)	$611,401,809
Cash	79,735
Foreign cash (Cost $645,913)	656,854
Receivable for securities sold	2,503,271
Receivable from Separate Accounts for Trust shares sold	889,150
Dividends, interest and other receivables	887,280
Unrealized appreciation of forward foreign currency contracts	62,432
Other assets	2,323

Total assets	616,482,854

LIABILITIES
Payable for forward commitments	10,897,937
Payable for securities purchased	300,118,269
Payable to Separate Accounts for Trust shares redeemed	844,213
Unrealized depreciation of forward foreign currency contracts	792,092
Options written, at value (Premiums received $137,840)	71,922
Distribution fees payable—Class IB	60,842
Investment management fees payable	59,604
Variation margin payable on futures contracts	47,838
Administrative fees payable	26,811
Trustees’ fees payable	352
Accrued expenses	49,819

Total liabilities	312,969,699

NET ASSETS	$303,513,155

Net assets were comprised of:
Paid in capital	$310,949,273
Accumulated undistributed net investment income	5,303,064
Accumulated net realized loss	(14,646,162)
Unrealized appreciation on investments	1,906,980

Net assets	$303,513,155

Class IB
Net asset value, offering and redemption price per share, $303,513,155 / 30,366,482 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$6,153,219

EXPENSES
Investment management fees	723,556
Distribution fees - Class IB	328,888
Administrative fees	84,211
Professional fees	22,735
Custodian fees	19,190
Printing and mailing expenses	14,023
Trustees’ fees	1,648
Miscellaneous	2,614

Gross expenses	1,196,865
Less: Waiver from investment advisor	(341,855)

Net expenses	855,010

NET INVESTMENT INCOME	5,298,209

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(11,093,876)
Options written	(19,498)
Futures	992,360
Foreign currency transactions	(389,732)

Net realized loss	(10,510,746)

Change in unrealized appreciation (depreciation) on:
Securities	3,727,317
Options written	64,056
Futures	(271,532)
Foreign currency translations	(687,849)

Net change in unrealized appreciation	2,831,992

NET REALIZED AND UNREALIZED LOSS	(7,678,754)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,380,545)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,298,209	$3,579,107
Net realized loss on investments and foreign currency transactions	(10,510,746)	(1,545,421)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,831,992	(1,674,564)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,380,545)	359,122

DIVIDENDS AND DISTRIBUTIONS:
Class IB
Dividends from net investment income	—	(4,036,572)
Distributions from net realized capital gains	(1,509,126)	(636,555)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,509,126)	(4,673,127)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 12,301,227 and 18,241,793 shares, respectively ]	123,985,756	188,913,624
Capital shares issued in reinvestment of dividends and distributions [ 152,101 and 456,812 shares, respectively ]	1,509,126	4,673,127
Capital shares repurchased [ (3,565,603) and (3,089,847) shares, respectively ]	(35,964,564)	(31,911,624)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	89,530,318	161,675,127

TOTAL INCREASE IN NET ASSETS	85,640,647	157,361,122
NET ASSETS:
Beginning of period	217,872,508	60,511,386

End of period (a)	$303,513,155	$217,872,508

__________
(a) Includes accumulated undistributed net investment income of	$5,303,064	$4,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,628,173,475)	$1,608,178,013
Receivable for securities sold	43,693,816
Dividends, interest and other receivables	13,182,271
Receivable from Separate Accounts for Trust shares sold	3,492,100
Other assets	14,130

Total assets	1,668,560,330

LIABILITIES
Overdraft payable	6
Payable for securities purchased	66,330,006
Payable to Separate Accounts for Trust shares redeemed	3,852,526
Investment management fees payable	572,986
Administrative fees payable	131,617
Recoupment fees payable	107,321
Distribution fees payable - Class IB	16,875
Trustees’ fees payable	1,888
Accrued expenses	40,950

Total liabilities	71,054,175

NET ASSETS	$1,597,506,155

Net assets were comprised of:
Paid in capital	$1,591,461,967
Accumulated undistributed net investment income	29,695,754
Accumulated overdistributed net realized gain	(3,656,104)
Unrealized depreciation on investments	(19,995,462)

Net assets	$1,597,506,155

Class IA*
Net asset value, offering and redemption price per share, $1,510,980,684 / 150,385,158 shares out- standing (unlimited amount authorized: $0.01 par value)	$10.05

Class IB
Net asset value, offering and redemption price per share, $86,525,471 / 8,618,455 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.04

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$33,174,416

EXPENSES
Investment management fees	3,148,898
Administrative fees	392,770
Printing and mailing expenses	77,307
Distribution fees - Class IB	70,686
Professional fees	33,787
Trustees’ fees	9,154
Custodian fees	6,652
Miscellaneous	8,156

Gross expenses	3,747,410
Less: Waiver from investment advisor	(272,021)

Net expenses	3,475,389

NET INVESTMENT INCOME	29,699,027

REALIZED AND UNREALIZED LOSS
Net realized loss on securities	(2,792,828)
Net change in unrealized depreciation on securities	(11,479,734)

NET REALIZED AND UNREALIZED LOSS	(14,272,562)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,426,465

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,699,027	$16,139,139
Net realized loss on investments	(2,792,828)	(825,138)
Net change in unrealized depreciation on investments	(11,479,734)	(8,350,492)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,426,465	6,963,509

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(74,700)	(15,737,758)
Class IB	(4,283)	(364,257)

	(78,983)	(16,102,015)

Distributions from net realized capital gains
Class IA	—	(2,308)
Class IB	—	(473)

	—	(2,781)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(78,983)	(16,104,796)

CAPITAL SHARES TRANSACTIONS:
Class IA*
Capital shares sold [ 37,180,445 and 124,275,353 shares, respectively ]	371,603,124	1,244,651,686
Capital shares issued in reinvestment of dividends and distributions [ 7,448 and 1,584,765 shares, respectively ]	74,700	15,740,066
Capital shares repurchased [ (9,526,307) and (3,136,546) shares, respectively ]	(95,462,275)	(31,411,819)

Total Class IA transactions	276,215,549	1,228,979,933

Class IB
Capital shares sold [ 6,789,335 and 3,178,681 shares, respectively ]	67,912,568	31,798,896
Capital shares issued in reinvestment of dividends and distributions [ 426 and 36,700 shares, respectively ]	4,283	364,730
Capital shares repurchased [ (1,822,619) and (919,493) shares, respectively ]	(18,224,316)	(9,193,823)

Total Class IB transactions	49,692,535	22,969,803

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	325,908,084	1,251,949,736

TOTAL INCREASE IN NET ASSETS	341,255,566	1,242,808,449
NET ASSETS:
Beginning of period	1,256,250,589	13,442,140

End of period (a)	$1,597,506,155	$1,256,250,589

__________
(a) Includes accumulated undistributed net investment income of	$29,695,754	$75,710

* Class IA commenced operations on June 9, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $ 954,620,757) (Securities on loan at market value $ 222,049,744)	$1,038,947,843
Cash	539,565
Receivable for securities sold	102,582,979
Receivable from Separate Accounts for Trust shares sold	3,074,040
Dividends, interest and other receivables	1,038,726
Variation margin receivable on futures contracts	469,650
Other assets	2,515

Total assets	1,146,655,318

LIABILITIES
Collateral held for loaned securities	224,735,342
Payable for securities purchased	117,219,451
Payable to Separate Accounts for Trust shares redeemed	264,511
Investment management fees payable	155,304
Distribution fees payable - Class IB	115,797
Administrative fees payable	70,190
Trustees’ fees payable	5,566
Accrued expenses	101,960

Total liabilities	342,668,121

NET ASSETS	$803,987,197

Net assets were comprised of:
Paid in capital	$674,794,337
Accumulated undistributed net investment income	3,675,484
Accumulated undistributed net realized gain	39,567,542
Unrealized appreciation on investments	85,949,834

Net assets	$803,987,197

Class IA
Net asset value, offering and redemption price per share, $219,120,419 / 17,359,211 shares outstanding (unlimited amount authorized: $ 0.01 par value)	$12.62

Class IB
Net asset value, offering and redemption price per share, $584,866,778 / 46,394,591 shares outstanding (unlimited amount authorized: $ 0.01 par value)	$12.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $105 foreign withholding tax)	$4,187,427
Interest	329,140
Securities lending (net)	525,162

Total income	5,041,729

EXPENSES
Investment management fees	835,412
Distribution fees - Class IB	710,298
Administrative fees	194,476
Custodian fees	47,835
Printing and mailing expenses	35,847
Professional fees	27,905
Trustees’ fees	4,186
Miscellaneous	8,055

Total expenses	1,864,014

NET INVESTMENT INCOME	3,177,715

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	40,037,594
Futures	343,641

Net realized gain	40,381,235

Change in unrealized appreciation (depreciation) on:
Securities	(4,047,144)
Futures	1,729,298

Net change in unrealized depreciation	(2,317,846)

NET REALIZED AND UNREALIZED GAIN	38,063,389

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,241,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,177,715	$4,259,019
Net realized gain on investments	40,381,235	26,220,286
Net change in unrealized depreciation on investments	(2,317,846)	(7,972,699)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	41,241,104	22,506,606

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(227,786)
Class IB	—	(3,529,609)

	—	(3,757,395)

Distributions from net realized capital gains
Class IA	(473,054)	(1,172,981)
Class IB	(1,344,467)	(25,230,633)

	(1,817,521)	(26,403,614)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,817,521)	(30,161,009)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,769,109 and 1,615,645 shares, respectively ]	214,851,089	19,101,816
Capital shares issued in reinvestment of dividends and distributions [ 39,532 and 120,279 shares, respectively ]	473,054	1,400,767
Capital shares repurchased [ (1,533,873) and (1,198,718) shares, respectively ]	(19,420,582)	(14,102,488)

Total Class IA transactions	195,903,561	6,400,095

Class IB
Capital shares sold [ 7,084,903 and 9,629,850 shares, respectively ]	90,324,047	112,262,330
Capital shares issued in reinvestment of dividends and distributions [ 112,494 and 2,470,000 shares, respectively ]	1,344,467	28,760,242
Capital shares repurchased [ (5,120,556) and (8,265,489) shares, respectively ]	(64,889,933)	(96,615,940)

Total Class IB transactions	26,778,581	44,406,632

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	222,682,142	50,806,727

TOTAL INCREASE IN NET ASSETS	262,105,725	43,152,324
NET ASSETS:
Beginning of period	541,881,472	498,729,148

End of period (a)	$803,987,197	$541,881,472

____________________
(a) Includes accumulated undistributed net investment income of	$3,675,484	$497,769

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $200,271,384)	$267,179,044
Receivable for securities sold	1,537,905
Receivable from Separate Accounts for Trust shares sold	128,677
Dividends, interest and other receivables	123,545
Other assets	2,196

Total assets	268,971,367

LIABILITIES
Overdraft payable	347,470
Payable for securities purchased	1,294,481
Payable to Separate Accounts for Trust shares redeemed	386,079
Investment management fees payable	173,298
Distribution fees payable - Class IB	54,155
Administrative fees payable	27,314
Trustees’ fees payable	786
Accrued expenses	86,389

Total liabilities	2,369,972

NET ASSETS	$266,601,395

Net assets were comprised of:
Paid in capital	$333,250,906
Accumulated net investment loss	(949,912)
Accumulated net realized loss	(132,607,259)
Unrealized appreciation on investments	66,907,660

Net assets	$266,601,395

Class IB
Net asset value, offering and redemption price per share, $266,601,395 / 12,882,635 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.69

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$565,249
Interest	128,290

Total income	693,539

EXPENSES
Investment management fees	1,143,744
Distribution fees - Class IB	357,419
Administrative fees	85,483
Professional fees	23,622
Printing and mailing expenses	15,837
Custodian fees	9,917
Trustees’ fees	1,953
Miscellaneous	4,466

Gross expenses	1,642,441
Less: Fees paid indirectly	(375)

Net expenses	1,642,066

NET INVESTMENT LOSS	(948,527)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities:	13,738,203
Net change in unrealized depreciation on securities:	(31,628,951)

NET REALIZED AND UNREALIZED LOSS	(17,890,748)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,839,275)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(948,527)	$(2,317,369)
Net realized gain on investments	13,738,203	3,918,402
Net change in unrealized appreciation (depreciation) on investments	(31,628,951)	9,635,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,839,275)	11,236,989

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,064,954 and 3,288,227 shares, respectively ]	22,940,400	67,914,315
Capital shares repurchased [ (1,870,993) and (3,045,951) shares, respectively ]	(39,912,624)	(62,420,636)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,972,224)	5,493,679

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,811,499)	16,730,668
NET ASSETS:
Beginning of period	302,412,894	285,682,226

End of period (a)	$266,601,395	$302,412,894

__________
(a) Includes accumulated net investment loss of	$(949,912)	$(1,385)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $165,995,987)	$186,895,519
Receivable for securities sold	1,104,027
Receivable from Separate Accounts for Trust shares sold	554,115
Dividends, interest and other receivables	148,166
Other assets	1,397

Total assets	188,703,224

LIABILITIES
Overdraft payable	173,901
Payable for securities purchased	1,026,416
Payable to Separate Accounts for Trust shares redeemed	266,514
Investment management fees payable	96,395
Distribution fees payable - Class IB	37,774
Administrative fees payable	18,983
Trustees’ fees payable	313
Accrued expenses	72,832

Total liabilities	1,693,128

NET ASSETS	$187,010,096

Net assets were comprised of:
Paid in capital	$195,707,929
Accumulated undistributed net investment income	626,796
Accumulated undistributed net realized loss	(30,224,161)
Unrealized appreciation on investments	20,899,532

Net assets	$187,010,096

Class IB
Net asset value, offering and redemption price per share, $187,010,096 / 30,669,327 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.10

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$1,500,216
Interest	67,115

Total income	1,567,331

EXPENSES
Investment management fees	684,382
Distribution fees - Class IB	228,127
Administrative fees	61,288
Professional fees	22,157
Printing and mailing expenses	9,984
Custodian fees	3,986
Trustees’ fees	1,199
Miscellaneous	2,950

Gross expenses	1,014,073
Less: Waiver from investment advisor	(55,876)
Fees paid indirectly	(21,138)

Net expenses	937,059

NET INVESTMENT INCOME	630,272

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	3,130,765
Net change in unrealized depreciationon securities	(1,642,153)

NET REALIZED AND UNREALIZED GAIN	1,488,612

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,118,884

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$630,272	$1,099,324
Net realized gain on investments	3,130,765	11,157,180
Net change in unrealized appreciation (depreciation) on investments	(1,642,153)	1,032,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,118,884	13,288,574

DIVIDENDS:
Class IB
Dividends from net investment income	(15,314)	(1,087,357)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,040,588 and 9,113,674 shares, respectively ]	31,003,742	51,943,999
Capital shares issued in reinvestment of dividends [ 2,471 and 180,153 shares, respectively ]	15,314	1,087,357
Capital shares repurchased [ (2,584,990) and (4,957,962) shares, respectively ]	(15,897,067)	(28,130,529)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,121,989	24,900,827

TOTAL INCREASE IN NET ASSETS	17,225,559	37,102,044
NET ASSETS:
Beginning of period	169,784,537	132,682,493

End of period (a)	$187,010,096	$169,784,537

__________
(a) Includes accumulated undistributed net investment income of	$626,797	$11,838

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $203,621,651)	$208,196,004
Receivable for securities sold	1,040,769
Receivable from Separate Accounts for Trustshares sold	409,771
Dividends, interest and other receivables	267,617
Other assets	1,405

Total assets	209,915,566

LIABILITIES
Overdraft payable	69,091
Payable for securities purchased	5,689,673
Investment management fees payable	90,401
Distribution fees payable - Class IB	39,610
Administrative fees payable	18,588
Payable to Separate Accounts for Trust shares redeemed	4,174
Trustees’ fees payable	207
Accrued expenses	69,181

Total liabilities	5,980,925

NET ASSETS	$203,934,641

Net assets were comprised of:
Paid in capital	$197,525,587
Accumulated undistributed net investment income	1,490,892
Accumulated undistributed net realized gain	343,809
Unrealized appreciation on investments	4,574,353

Net assets	$203,934,641

Class IA
Net asset value, offering and redemption price per share, $109,301 / 10,175 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.74

Class IB
Net asset value, offering and redemption price per share, $203,825,340 / 18,982,259 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.74

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,380 foreign withholding tax)	$1,899,894
Interest	371,610

Total income	2,271,504

EXPENSES
Investment management fees	513,959
Distribution fees - Class IB	197,542
Administrative fees	58,237
Custodian fees	23,926
Professional fees	22,255
Printing and mailing expenses	8,412
Trustees’ fees	957
Miscellaneous	236

Gross expenses	825,524
Less: Waiver from investment advisor	(34,867)
Fees paid indirectly	(11,076)

Net expenses	779,581

NET INVESTMENT INCOME	1,491,923

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	373,657
Net change in unrealized appreciation on securities	3,022,051

NET REALIZED AND UNREALIZED GAIN	3,395,708

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,887,631

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	April 29, 2005* to December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,491,923	$596,373
Net realized gain on investments	373,657	1,597,847
Net change in unrealized appreciation on investments	3,022,051	1,552,302

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,887,631	3,746,522

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(5)	(851)
Class IB	(9,201)	(596,011)

	(9,206)	(596,862)

Distributions from net realized capital gains
Class IA	(768)	(224)
Class IB	(1,398,487)	(228,216)

	(1,399,255)	(228,440)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,408,461)	(825,302)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 73 and 102 shares, respectively ]	773	1,075

Class IB
Capital shares sold [ 8,562,013 and 10,846,525 shares, respectively ]	91,701,258	110,396,819
Capital shares issued in reinvestment of dividends and distributions [132,968 and 78,354 shares, respectively ]	1,407,688	824,227
Capital shares repurchased [ (584,703) and (342,898) shares, respectively ]	(6,286,080)	(3,511,509)

Total Class IB transactions	86,822,866	107,709,537

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	86,823,639	107,710,612

TOTAL INCREASE IN NET ASSETS	90,302,809	110,631,832
NET ASSETS:
Beginning of period	113,631,832	3,000,000

End of period (a)	$203,934,641	$113,631,832

_________
(a) Includes accumulated undistributed net investment income of	$1,490,892	$8,175

* The Portfolio commenced operation on April 29, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,448,047,184)
(Securities on loan at market value $ 32,683,328)	$1,742,813,651
Cash	68,451,408
Foreign Cash (Cost 5,816,418)	5,887,822
Receivable for securities sold	33,606,319
Unrealized appreciation of forward foreign currency contracts	5,382,395
Dividends, interest and other receivables	3,336,901
Receivable from Separate Accounts for Trust shares sold	2,083,879
Other assets	12,542

Total assets	1,861,574,917

LIABILITIES
Payable for securities purchased	55,106,213
Collateral held for loaned securities	34,759,811
Payable to Separate Accounts for Trust shares redeemed	2,178,253
Investment management fees payable	1,499,914
Payable for deferred India Taxes	530,432
Unrealized depreciation of forward foreign currency contracts	314,377
Distribution fees payable - Class IB	270,470
Administrative fees payable	135,680
Trustees’ fees payable	7,939
Accrued expenses	1,137,629

Total liabilities	95,940,718

NET ASSETS	$1,765,634,199

Net assets were comprised of:
Paid in capital	$1,356,736,849
Accumulated undistributed net investment income	5,672,987
Accumulated undistributed net realized gain	103,943,626
Unrealized appreciation on investments (net of India tax of $502,956 on unrealized appreciation on investments)	299,280,737

Net assets	$1,765,634,199

Class IA
Net asset value, offering and redemption price per share, $380,533,986 / 27,424,350 shares outstanding (unlimited amount authorized: $ 0.01 par value)	$13.88

Class IB
Net asset value, offering and redemption price per share, $1,385,100,213 / 99,957,064 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,086,239 foreign withholding tax)	$17,358,000
Interest	929,551
Securities lending (net)	139,399

Total income	18,426,950

EXPENSES
Investment management fees	9,138,516
Distribution fees - Class IB	1,732,851
Custodian fees	924,533
Administrative fees	431,899
Printing and mailing expenses	88,287
Professional fees	38,231
Trustees’ fees	10,291
Miscellaneous	18,299

Gross expenses	12,382,907
Less: Fees paid indirectly	(183,726)

Net expenses	12,199,181

NET INVESTMENT INCOME	6,227,769

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	106,774,835
Foreign currency transactions	(1,211,241)

Net realized gain	105,563,594

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $502,956 on unrealized appreciation on investments)	(16,373,572)
Foreign currency translations	6,503,144

Net change in unrealized depreciation	(9,870,428)

NET REALIZED AND UNREALIZED GAIN	95,693,166

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,920,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,227,769	$4,132,312
Net realized gain on investments and foreign currency transactions	105,563,594	98,924,142
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(9,870,428)	167,953,850

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	101,920,935	271,010,304

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(1,099,514)
Class IB	—	(5,068,991)

	—	(6,168,505)

Distributions from net realized capital gains
Class IA	(2,823,434)	(4,993,087)
Class IB	(12,086,990)	(35,575,105)

	(14,910,424)	(40,568,192)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(14,910,424)	(46,736,697)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 16,220,170 and 11,734,168 shares, respectively ]	228,222,675	134,139,142
Capital shares issued in reinvestment of dividends and distributions [ 218,708 and 481,466 shares, respectively ]	2,823,434	6,092,601
Capital shares repurchased [ (1,641,678) and (44,764) shares, respectively ]	(23,585,266)	(520,378)

Total Class IA transactions	207,460,843	139,711,365

Class IB
Capital shares sold [ 25,762,624 and 43,487,776 shares, respectively ]	372,173,298	489,872,199
Capital shares issued in reinvestment of dividends and distributions [ 937,499 and 3,211,931 shares, respectively ]	12,086,990	40,644,096
Capital shares repurchased [ (15,362,781) and (19,247,232) shares, respectively ]	(216,096,956)	(211,592,923)

Total Class IB transactions	168,163,332	318,923,372

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	375,624,175	458,634,737

TOTAL INCREASE IN NET ASSETS	462,634,686	682,908,344
NET ASSETS:
Beginning of period	1,302,999,513	620,091,169

End of period (a)	$1,765,634,199	$1,302,999,513

__________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$5,672,987	$(554,782)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $105,632,317)	$108,909,441
Receivable from Separate Accounts for Trust shares sold	1,002,793
Receivable for securities sold	495,146
Dividends, interest and other receivables	34,889
Other assets	711

Total assets	110,442,980

LIABILITIES
Overdraft payable	8
Payable for securities purchased	2,918,001
Investment management fees payable	46,516
Distribution fees payable - Class IB	20,467
Administrative fees payable	11,216
Payable to Separate Accounts for Trust shares redeemed	537
Trustees’ fees payable	109
Accrued expenses	67,937

Total liabilities	3,064,791

NET ASSETS	$107,378,189

Net assets were comprised of:
Paid in capital	$103,810,131
Accumulated undistributed net investment income	113,901
Accumulated undistributed net realized gain	177,033
Unrealized appreciation on investments	3,277,124

Net assets	$107,378,189

Class IA
Net asset value, offering and redemption price per share, $129,272 / 10,008 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.92

Class IB
Net asset value, offering and redemption price per share, $107,248,917 / 8,327,464 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.88

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,851 foreign withholding tax)	$456,511
Interest	76,859

Total income	533,370

EXPENSES
Investment management fees	290,128
Distribution fees - Class B	103,454
Administrative fees	37,880
Professional fees	21,572
Custodian fees	20,739
Printing and mailing expenses	4,413
Trustees’ fees	489

Gross expenses	478,675
Less: Waiver from investment advisor	(43,646)
Fees paid indirectly	(15,586)

Net expenses	419,443

NET INVESTMENT INCOME	113,927

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	190,321
Net change in unrealized appreciation on securities	182,533

NET REALIZED AND UNREALIZED GAIN	372,854

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$486,781

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	April 29, 2005* to December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$113,927	$(44,373)
Net realized gain on investments	190,321	109,664
Net change in unrealized appreciation on investments	182,533	3,094,591

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	486,781	3,159,882

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	(101)	—
Class IB	(81,719)	—

TOTAL DISTRIBUTIONS	(81,820)	—

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of distributions [ 8 and 0 shares, respectively ]	101	—

Class IB
Capital shares sold [ 5,146,453 and 4,426,377 shares, respectively ]	67,598,415	52,402,224
Capital shares issued in reinvestment of distributions [ 6,627 and 0 shares, respectively ]	81,719	—
Capital shares repurchased [ (816,643) and (725,350) shares, respectively ]	(10,658,451)	(8,610,662)

Total Class IB transactions	57,021,683	43,791,562

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	57,021,784	43,791,562

TOTAL INCREASE IN NET ASSETS	57,426,745	46,951,444
NET ASSETS:
Beginning of period	49,951,444	3,000,000

End of period (a)	$107,378,189	$49,951,444

__________
(a) Includes accumulated undistributed net investment income (loss) of	$113,901	$(26)

*	The Portfolio commenced operations on April 29, 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $ 50,700,492)	$50,530,640
Receivable for securities sold	612,066
Receivable from Separate Accounts for Trust shares sold	557,336
Dividends, interest and other receivables	11,939

Total assets	51,711,981

LIABILITIES
Payable for securities purchased	1,780,858
Investment management fees payable	24,539
Payable to Separate Accounts for Trustshares redeemed	14,855
Distribution fees payable - Class IB	9,164
Administrative fees payable	7,260
Trustees’ fees payable	37
Accrued expenses	49,920

Total liabilities	1,886,633

NET ASSETS	$49,825,348

Net assets were comprised of:
Paid in capital	$48,411,780
Accumulated net investment loss	(113,589)
Accumulated undistributed net realized gain	1,697,009
Unrealized depreciation on investments	(169,852)

Net assets	$49,825,348

Class IA
Net asset value, offering and redemption price per share, $135,136 / 10,680 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.65

Class IB
Net asset value, offering and redemption price per share, $49,690,212 / 3,945,139 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.60

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$13,878
Interest	38,281

Total income	52,159

EXPENSES
Investment management fees	129,376
Distribution fees - Class IB	37,885
Professional fees	25,690
Administrative fees	24,393
Custodian fees	16,037
Printing and mailing expenses	1,546
Trustees’ fees	163
Miscellaneous	2,083

Gross expenses	237,173
Less: Waiver from investment advisor	(39,456)
Fees paid indirectly	(31,993)

Net expenses	165,724

NET INVESTMENT LOSS	(113,565)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	1,882,569
Net change in unrealized depreciation on securities	(626,491)

NET REALIZED AND UNREALIZED GAIN	1,256,078

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,142,513

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(113,565)	$(60,026)
Net realized gain on investments	1,882,569	741,391
Net change in unrealized appreciation (depreciation) on investments	(626,491)	70,062

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,142,513	751,427

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	(608)	(7,124)
Class IB	(213,274)	(700,225)

TOTAL DISTRIBUTIONS	(213,882)	(707,349)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of distributions [ 51 and 629 shares, respectively ]	608	7,124

Class IB
Capital shares sold [ 3,649,802 and 1,365,533 shares, respectively ]	46,555,866	15,535,426
Capital shares issued in reinvestment of dividends [ 17,819 and 61,779 shares, respectively ]	213,274	700,225
Capital shares repurchased [ (922,433) and (542,056) shares, respectively ]	(11,631,924)	(6,240,341)

Total Class IB transactions	35,137,216	9,995,310

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,137,824	10,002,434

TOTAL INCREASE IN NET ASSETS	36,066,455	10,046,512
NET ASSETS:
Beginning of period	13,758,893	3,712,381

End of period (a)	$49,825,348	$13,758,893

__________
(a) Includes accumulated net investment loss of	$(113,589)	$(24)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ENTERPRISE MODERATE ALLOCATION PORTFOLIO(u)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005 (e)		2004	2003(e)		2002(e)		2001(e)
Net asset value, beginning of period	$19.71	$19.28		$18.27		$15.28		$19.60		$24.19

Income (loss) from investment operations:
Net investment income	0.03	0.47		0.29		0.19		0.14		0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25	0.53		1.25		2.99		(4.30)		(3.10)

Total from investment operations	0.28	1.00		1.54		3.18		(4.16)		(2.97)

Less distributions:
Dividends from net investment income	—	(0.57)		(0.53)		(0.19)		(0.16)		(0.48)
Distributions from realized gains	—	—		—		—		—		(1.14)

Total dividends and distributions	—	(0.57)		(0.53)		(0.19)		(0.16)		(1.62)

Net asset value, end of period	$19.99	$19.71		$19.28		$18.27		$15.28		$19.60

Total return (b)	1.42%	5.15%		8.57%		20.91%		(21.20)%		(11.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$521,254	$565,938		$639,576		$693,844		$663,595		$1,074,983
Ratio of expenses to average net assets:
After waivers (a)	0.35%	0.84%		1.05%		1.05%		0.88%		0.88%
After waivers and fees paid indirectly (a)	0.35%	0.74%		1.05%		1.04%		0.85%		0.84%
Before waivers and fees paid indirectly (a)	0.53%	0.94%		1.15%		1.05%		0.88%		0.88%
Ratio of net investment income to average net assets:
After waivers (a)	0.33%	2.31%		1.31%		1.13%		0.82%		0.56%
After waivers and fees paid indirectly (a)	0.33%	2.41%		1.31%		1.14%		0.85%		0.60%
Before waivers and fees paid indirectly (a)	0.15%	2.21%		1.21%		1.13%		0.82%		0.56%
Portfolio turnover rate	10%	155	%(d)	67%		71%		109%		141%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02		$0.02	$	* *	$	* *	$	* *

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE COMMON STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006(e) (Unaudited)	Year Ended December 31,
Class IA		2005 (e)	2004	2003	2002	2001 (e)
Net asset value, beginning of period	$18.09	$17.49	$15.47	$10.49	$15.70	$17.98

Income (loss) from investment operations:
Net investment income	0.14	0.18	0.21	0.12	0.12	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)	0.61	2.01	5.09	(5.32)	(1.97)

Total from investment operations	0.07	0.79	2.22	5.21	(5.20)	(1.85)

Less distributions:
Dividends from net investment income	—	(0.19)	(0.20)	(0.23)	(0.01)	(0.11)
Distributions from realized gains	—	—	—	—	—	(0.32)

Total dividends and distributions	—	(0.19)	(0.20)	(0.23)	(0.01)	(0.43)

Net asset value, end of period	$18.16	$18.09	$17.49	$15.47	$10.49	$15.70

Total return (b)	0.39%	4.52%	14.40%	49.89%	(33.15)%	(10.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,901,244	$7,297,020	$7,847,618	$7,472,301	$5,382,662	$9,577,763
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.53%	0.50%	0.43%	0.52%	0.49%	N/A
Before fees paid indirectly (a)	0.54%	0.52%	0.52%	0.54%	0.54%	0.53%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.54%	1.05%	1.23%	0.93%	0.82%	N/A
Before fees paid indirectly (a)	1.52%	1.03%	1.14%	0.91%	0.77%	0.67%
Portfolio turnover rate	20%	38%	47%	92%	136%	40%

	Six Months Ended June 30, 2006(e) (Unaudited)	Year Ended December 31,
Class IB		2005 (e)	2004	2003	2002	2001(e)
Net asset value, beginning of period	$17.99	$17.39	$15.38	$10.40	$15.61	$17.88

Income (loss) from investment operations:
Net investment income	0.12	0.14	0.15	0.08	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.08)	0.60	2.02	5.06	(5.28)	(1.95)

Total from investment operations	0.04	0.74	2.17	5.14	(5.20)	(1.88)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.16)	(0.16)	(0.01)	(0.07)
Distributions from realized gains	—	—	—	—	—	(0.32)

Total dividends and distributions	—	(0.14)	(0.16)	(0.16)	(0.01)	(0.39)

Net asset value, end of period	$18.03	$17.99	$17.39	$15.38	$10.40	$15.61

Total return (b)	0.22%	4.27%	14.12%	49.58%	(33.34)%	(10.73)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,285,024	$2,351,936	$2,320,683	$1,884,006	$1,124,684	$1,831,258
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.78%	0.75%	0.68%	0.77%	0.74%	N/A
Before fees paid indirectly (a)	0.79%	0.77%	0.77%	0.79%	0.79%	0.78%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.29%	0.80%	0.98%	0.68%	0.57%	N/A
Before fees paid indirectly (a)	1.27%	0.78%	0.89%	0.66%	0.52%	0.43%
Portfolio turnover rate	20%	38%	47%	92%	136%	40%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of period	$18.67	$18.42	$16.62	$12.87	$16.56	$17.70

Income (loss) from investment operations:
Net investment income	0.13	0.24	0.30	0.22	0.22	0.19
Net realized and unrealized gain (loss) on investments.	0.29	0.83	1.80	3.73	(3.70)	(0.44)

Total from investment operations	0.42	1.07	2.10	3.95	(3.48)	(0.25)

Less distributions:
Dividends from net investment income	—	(0.24)	(0.30)	(0.20)	(0.21)	(0.17)
Distributions from realized gains	(0.10)	(0.58)	—	—	—	(0.72)

Total dividends and distributions	(0.10)	(0.82)	(0.30)	(0.20)	(0.21)	(0.89)

Net asset value, end of period	$18.99	$18.67	$18.42	$16.62	$12.87	$16.56

Total return (b)	2.28%	5.80%	12.67%	30.72%	(21.03)%	(1.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,402,818	$1,449,066	$1,473,864	$1,382,192	$1,126,754	$1,568,312
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.61%	0.58%	0.55%	0.60%	0.60%	N/A
Before fees paid indirectly (a)	0.63%	0.61%	0.61%	0.63%	0.64%	0.63%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.34%	1.27%	1.69%	1.48%	1.38%	N/A
Before fees paid indirectly (a)	1.32%	1.24%	1.63%	1.45%	1.34%	1.08%
Portfolio turnover rate	23%	50%	41%	49%	75%	81%

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of period	$18.56	$18.32	$16.52	$12.79	$16.47	$17.61

Income (loss) from investment operations:
Net investment income	0.10	0.19	0.24	0.15	0.16	0.13
Net realized and unrealized gain (loss) on investments.	0.30	0.82	1.81	3.74	(3.66)	(0.42)

Total from investment operations	0.40	1.01	2.05	3.89	(3.50)	(0.29)

Less distributions:
Dividends from net investment income	—	(0.19)	(0.25)	(0.16)	(0.18)	(0.13)
Distributions from realized gains	(0.10)	(0.58)	—	—	—	(0.72)

Total dividends and distributions	(0.10)	(0.77)	(0.25)	(0.16)	(0.18)	(0.85)

Net asset value, end of period	$18.86	$18.56	$18.32	$16.52	$12.79	$16.47

Total return (b)	2.19%	5.50%	12.45%	30.42%	(21.28)%	(1.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,477,665	$1,499,927	$1,409,379	$1,124,808	$653,809	$673,499
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.86%	0.83%	0.80%	0.85%	0.85%	N/A
Before fees paid indirectly (a)	0.88%	0.86%	0.86%	0.88%	0.89%	0.88%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.09%	1.02%	1.44%	1.23%	1.13%	N/A
Before fees paid indirectly (a)	1.07%	0.99%	1.38%	1.20%	1.09%	0.83%
Portfolio turnover rate	23%	50%	41%	49%	75%	81%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005 (e)	2004	2003 (e)	2002	2001 (e)
Net asset value, beginning of period	$9.77	$10.00	$10.11	$10.30	$9.88	$9.46

Income (loss) from investment operations:
Net investment income	0.19	0.34	0.32	0.26	0.27	0.37
Net realized and unrealized gain (loss) on investments	(0.21)	(0.19)	(0.09)	(0.02)	0.60	0.41

Total from investment operations	(0.02)	0.15	0.23	0.24	0.87	0.78

Less distributions:
Dividends from net investment income	—	(0.38)	(0.33)	(0.33)	(0.24)	(0.36)
Distributions from realized gains	—	—	(0.01)	(0.10)	(0.21)	—

Total dividends and distributions	—	(0.38)	(0.34)	(0.43)	(0.45)	(0.36)

Net asset value, end of period	$9.75	$9.77	$10.00	$10.11	$10.30	$9.88

Total return (b)	(0.20)%	1.51%	2.13%	2.45%	8.81%	8.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$225,587	$248,266	$296,399	$344,547	$391,662	$241,071
Ratio of expenses to average net assets (a)	0.59%	0.56%	0.56%	0.57%	0.59%	0.62%
Ratio of net investment income to average net assets (a)	3.93%	3.42%	2.95%	2.51%	3.20%	4.84%
Portfolio turnover rate	120%	251%	274%	477%	622%	463%

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005(e)	2004	2003(e)	2002	2001(e)
Net asset value, beginning of period	$9.71	$9.94	$10.05	$10.24	$9.83	$9.43

Income (loss) from investment operations:
Net investment income	0.18	0.32	0.28	0.23	0.21	0.35
Net realized and unrealized gain (loss) on investments	(0.21)	(0.20)	(0.08)	(0.02)	0.64	0.39

Total from investment operations	(0.03)	0.12	0.20	0.21	0.85	0.74

Less distributions:
Dividends from net investment income	—	(0.35)	(0.30)	(0.30)	(0.23)	(0.34)
Distributions from realized gains	—	—	(0.01)	(0.10)	(0.21)	—

Total dividends and distributions	—	(0.35)	(0.31)	(0.40)	(0.44)	(0.34)

Net asset value, end of period	$9.68	$9.71	$9.94	$10.05	$10.24	$9.83

Total return (b)	(0.31)%	1.24%	1.97%	2.10%	8.58%	7.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$499,767	$542,787	$595,497	$630,578	$545,598	$204,870
Ratio of expenses to average net assets (a)	0.84%	0.81%	0.81%	0.82%	0.84%	0.87%
Ratio of net investment income to average net assets (a)	3.69%	3.17%	2.70%	2.26%	2.95%	4.59%
Portfolio turnover rate	120%	251%	274%	477%	622%	463%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE INTERNATIONAL PORTFOLIO (g)(m)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,
			2005 (e)	2004	2003	2002	2001
Net asset value, beginning of period	$12.70		$11.17	$9.62	$7.24	$8.03	$10.62

Income (loss) from investment operations:
Net investment income	0.15		0.18	0.13	0.11	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.01		1.56	1.64	2.43	(0.80)	(2.42)

Total from investment operations	1.16		1.74	1.77	2.54	(0.79)	(2.40)

Less distributions:
Dividends from net investment income	(0.01)		(0.21)	(0.22)	(0.16)	—	—
Distributions from realized gains	—		—	—	—	—	(0.19)

Total dividends and distributions	(0.01)		(0.21)	(0.22)	(0.16)	—	(0.19)

Net asset value, end of period	$13.85		$12.70	$11.17	$9.62	$7.24	$8.03

Total return (b)	9.14%		15.61%	18.51%	35.28%	(9.84)%	(22.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,441,877		$1,330,210	$1,212,207	$1,091,319	$876,907	$167,610
Ratio of expenses to average net assets:
After waivers (a)	0.85%		0.85%	0.85%	0.85%	1.02%	N/A
After waivers and fees paid indirectly (a)	0.84%		0.84%	0.83%	0.85%	1.00%	N/A
Before waivers and fees paid indirectly (a)	0.85%		0.85%	0.85%	0.87%	1.04%	1.10%
Ratio of net investment income to average net assets:
After waivers (a)	2.16	%(c)	1.60%	1.28%	1.29%	0.60%	N/A
After waivers and fees paid indirectly (a)	2.17	%(c)	1.61%	1.30%	1.29%	0.62%	N/A
Before waivers and fees paid indirectly (a)	2.16	%(c)	1.60%	1.28%	1.27%	0.58%	0.17%
Portfolio turnover rate	37%		67%	60%	59%	47%	77%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$— #	$— #	$— #	N/A	N/A

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,
			2005 (e)	2004	2003	2002	2001
Net asset value, beginning of period	$12.53		$11.02	$9.50	$7.13	$7.94	$10.55

Income (loss) from investment operations:
Net investment income	0.13		0.15	0.10	0.07	0.01	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.00		1.53	1.61	2.44	(0.82)	(2.42)

Total from investment operations	1.13		1.68	1.71	2.51	(0.81)	(2.42)

Less distributions:
Dividends from net investment income	(0.01)		(0.17)	(0.19)	(0.14)	—	—
Distributions from realized gains	—		—	—	—	—	(0.19)

Total dividends and distributions	(0.01)		(0.17)	(0.19)	(0.14)	—	(0.19)

Net asset value, end of period	$13.65		$12.53	$11.02	$9.50	$7.13	$7.94

Total return (b)	9.03%		15.33%	18.10%	35.27%	(10.20)%	(23.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,123,496		$930,307	$667,930	$488,571	$205,496	$36,054
Ratio of expenses to average net assets:
After waivers (a)	1.10%		1.10%	1.10%	1.10%	1.27%	N/A
After waivers and fees paid indirectly (a)	1.09%		1.09%	1.08%	1.10%	1.25%	N/A
Before waivers and fees paid indirectly (a)	1.10%		1.10%	1.10%	1.12%	1.29%	1.35%
Ratio of net investment income to average net assets:
After waivers (a)	1.91	%(c)	1.35%	1.03%	1.04%	0.35%	N/A
After waivers and fees paid indirectly (a)	1.92	%(c)	1.36%	1.05%	1.04%	0.37%	N/A
Before waivers and fees paid indirectly (a)	1.91	%(c)	1.35%	1.03%	1.02%	0.33%	(0.08)%
Portfolio turnover rate	37%		67%	60%	59%	47%	77%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$— #	$— #	$— #	N/A	N/A

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IA		2005 (e)	2004	2003	2002	2001
Net asset value, beginning of period	$7.85	$6.81	$6.27	$5.07	$7.35	$9.65

Income (loss) from investment operations:
Net investment loss	—	(0.02)	(0.01)	— #	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.61)	1.06	0.55	1.20	(2.26)	(2.29)

Total from investment operations	(0.61)	1.04	0.54	1.20	(2.28)	(2.30)

Less distributions:
Distributions from realized gains	—	—	—	—	—	— #

Net asset value, end of period	$7.24	$7.85	$6.81	$6.27	$5.07	$7.35

Total return (b)	(7.77)%	15.27%	8.61%	23.67%	(31.02)%	(23.83)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$105,360	$294,078	$405,919	$355,205	$21,361	$39,076
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.85%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.78%	0.77%	0.79%	0.89%	0.89%	N/A
Before waivers and fees paid indirectly (a)	0.97%	0.95%	0.95%	0.95%	0.99%	0.96%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.10)%	(0.25)%	(0.15)%	(0.10)%	(0.24)%	(0.15)%
After waivers and fees paid indirectly (a)	(0.08)%	(0.22)%	(0.09)%	(0.09)%	(0.23)%	N/A
Before waivers and fees paid indirectly (a)	(0.27)%	(0.40)%	(0.25)%	(0.15)%	(0.33)%	(0.21)%
Portfolio turnover rate	44%	55%	77%	77%	99%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.01	$0.01	$— #	$0.01	$— #

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$7.72	$6.72	$6.20	$5.03	$7.31	$9.62

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.03)	(0.02)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.59)	1.03	0.54	1.19	(2.25)	(2.28)

Total from investment operations	(0.60)	1.00	0.52	1.17	(2.28)	(2.31)

Less distributions:
Distributions from realized gains	—	—	—	—	—	— #

Net asset value, end of period	$7.12	$7.72	$6.72	$6.20	$5.03	$7.31

Total return (b)	(7.77)%	14.88%	8.39%	23.26%	(31.19)%	(24.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$737,661	$801,981	$727,261	$725,650	$580,975	$924,331
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.10%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.03%	1.02%	1.04%	1.14%	1.14%	N/A
Before waivers and fees paid indirectly (a)	1.22%	1.20%	1.20%	1.20%	1.24%	1.21%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.36)%	(0.50)%	(0.40)%	(0.35)%	(0.49)%	(0.40)%
After waivers and fees paid indirectly (a)	(0.34)%	(0.47)%	(0.34)%	(0.34)%	(0.48)%	N/A
Before waivers and fees paid indirectly (a)	(0.53)%	(0.65)%	(0.50)%	(0.40)%	(0.58)%	(0.46)%
Portfolio turnover rate	44%	55%	77%	77%	99%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.01	$0.01	$— #	$0.01	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE QUALITY BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IA		2005 (e)	2004	2003(e)	2002(e)	2001(e)
Net asset value, beginning of period	$10.02	$10.20	$10.25	$10.17	$9.81	$9.55

Income (loss) from investment operations:
Net investment income	0.21	0.36	0.26	0.24	0.32	0.57
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.28)	(0.12)	0.15	0.12	0.45	0.22

Total from investment operations	(0.07)	0.24	0.41	0.36	0.77	0.79

Less distributions:
Dividends from net investment income	—	(0.39)	(0.27)	(0.15)	(0.28)	(0.53)
Distributions from realized gains	—	(0.03)	(0.19)	(0.13)	(0.13)	—

Total dividends and distributions	—	(0.42)	(0.46)	(0.28)	(0.41)	(0.53)

Net asset value, end of period	$9.95	$10.02	$10.20	$10.25	$10.17	$9.81

Total return (b)	(0.70)%	2.33%	3.95%	3.83%	7.91%	8.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,496,290	$1,543,231	$1,627,106	$1,459,282	$341,209	$309,097
Ratio of expenses to average net assets (a)	0.58%	0.55%	0.56%	0.58%	0.62%	0.60%
Ratio of net investment income to average net assets (a)	4.18%	3.51%	2.55%	2.35%	3.16%	5.31%
Portfolio turnover rate	191%	531%	659%	697%	755%	301%

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004	2003(e)	2002(e)	2001(e)
Net asset value, beginning of period	$9.96	$10.15	$10.19	$10.12	$9.77	$9.52

Income (loss) from investment operations:
Net investment income	0.19	0.33	0.23	0.22	0.29	0.51
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.27)	(0.13)	0.16	0.11	0.46	0.25

Total from investment operations	(0.08)	0.20	0.39	0.33	0.75	0.76

Less distributions:
Dividends from net investment income	—	(0.36)	(0.24)	(0.13)	(0.27)	(0.51)
Distributions from realized gains	—	(0.03)	(0.19)	(0.13)	(0.13)	—

Total dividends and distributions	—	(0.39)	(0.43)	(0.26)	(0.40)	(0.51)

Net asset value, end of period	$9.88	$9.96	$10.15	$10.19	$10.12	$9.77

Total return (b)	(0.80)%	1.95%	3.79%	3.56%	7.68%	8.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$452,263	$465,584	$424,156	$367,273	$189,680	$46,843
Ratio of expenses to average net assets (a)	0.83%	0.80%	0.81%	0.83%	0.87%	0.85%
Ratio of net investment income to average net assets (a)	3.93%	3.26%	2.30%	2.10%	2.91%	4.97%
Portfolio turnover rate	191%	531%	659%	697%	755%	301%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(j)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IA		2005 (e)	2004	2003	2002	2001(e)
Net asset value, beginning of period	$16.28	$14.57	$12.75	$9.02	$12.90	$15.06

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.06)	(0.06)	(0.02)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	0.74	1.77	1.88	3.75	(3.82)	(1.89)

Total from investment operations	0.70	1.71	1.82	3.73	(3.88)	(1.95)

Less distributions:
Distributions from realized gains	—	—	—	—	—	(0.21)

Net asset value, end of period	$16.98	$16.28	$14.57	$12.75	$9.02	$12.90

Total return (b)	4.36%	11.74%	14.27%	41.35%	(30.08)%	(13.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$525,846	$507,858	$493,124	$451,408	$317,679	$461,312
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.79%	0.76%	0.73%	0.78%	0.81%	N/A
Before fees paid indirectly (a)	0.81%	0.80%	0.81%	0.82%	0.83%	0.81%
Ratio of net investment loss to average net assets:
After fees paid indirectly (a)	(0.50)%	(0.39)%	(0.48)%	(0.21)%	(0.55)%	N/A
Before fees paid indirectly (a)	(0.52)%	(0.43)%	(0.56)%	(0.25)%	(0.57)%	(0.49)%
Portfolio turnover rate	40%	103%	81%	114%	110%	110%

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of period	$15.93	$14.29	$12.54	$8.90	$12.75	$14.92

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.09)	(0.09)	(0.04)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.73	1.73	1.84	3.68	(3.77)	(1.88)

Total from investment operations	0.67	1.64	1.75	3.64	(3.85)	(1.96)

Less distributions:
Distributions from realized gains	—	—	—	—	—	(0.21)

Net asset value, end of period	$16.60	$15.93	$14.29	$12.54	$8.90	$12.75

Total return (b)	4.14%	11.55%	13.96%	40.90%	(30.20)%	(13.28)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$730,275	$692,269	$639,666	$552,216	$308,406	$387,833
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.04%	1.01%	0.98%	1.03%	1.06%	N/A
Before fees paid indirectly (a)	1.06%	1.05%	1.06%	1.07%	1.08%	1.06%
Ratio of net investment loss to average net assets:
After fees paid indirectly (a)	(0.75)%	(0.64)%	(0.73)%	(0.46)%	(0.80)%	N/A
Before fees paid indirectly (a)	(0.77)%	(0.68)%	(0.81)%	(0.50)%	(0.82)%	(0.74)%
Portfolio turnover rate	40%	103%	81%	114%	110%	110%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.16		$10.00

Income (loss) from investment operations:
Net investment income	0.04		0.04
Net realized and unrealized gain (loss) on investments	(0.16)		0.17

Total from investment operations	(0.12)		0.21

Less distributions:
Dividends from net investment income	—	#	(0.05)
Distributions from realized gains	—	#	—

Total dividends and distributions	—	#	(0.05)

Net asset value, end of period	$10.04		$10.16

Total return (b)	(1.27)%		2.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90	%(c)	0.89%
After waivers and reimbursements, and fees paid indirectly (a)	0.70	%(c)	7.68%
Before waivers and reimbursements, and fees paid indirectly (a)	1.34	%(c)	7.68%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.64	%(c)	1.55%
After waivers and reimbursements, and fees paid indirectly (a)	0.83	%(c)	1.55%
Before waivers and reimbursements, and fees paid indirectly (a)	0.19	%(c)	(5.24)%
Portfolio turnover rate	16%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02		$0.17

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)		October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.18		$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.03
Net realized and unrealized gain (loss) on investments	(0.16)		0.17

Total from investment operations	(0.13)		0.20

Less distributions:
Dividends from net investment income	—	#	(0.02)
Distributions from realized gains	—	#	—

Total dividends and distributions	—	#	(0.02)

Net asset value, end of period	$10.05		$10.18

Total return (b)	(1.27)%		1.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,892		$9,074
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15	%(c)	1.14%
After waivers and reimbursements, and fees paid indirectly (a)	0.95	%(c)	7.93%
Before waivers and reimbursements (a)	1.59	%(c)	7.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.39	%(c)	1.30%
After waivers and reimbursements, and fees paid indirectly (a)	0.58	%(c)	1.30%
Before waivers and reimbursements, and fees paid indirectly (a)	(0.05	)%(c)	(5.49)%
Portfolio turnover rate	16%		5%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.02		$0.17

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BEAR STEARNS SMALL COMPANY GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005 (e)	2004	2003(e)		2002(e)		2001(e)
Net asset value, beginning of period	$8.76	$8.28	$7.36		$5.98		$7.87		$8.60

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.07)	(0.07)		(0.07)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.69	0.70	0.99		1.45		(1.84)		(0.38)

Total from investment operations	0.65	0.63	0.92		1.38		(1.89)		(0.43)

Less distributions:
Distributions from realized gains	(0.12)	(0.15)	—		—		—		(0.30)

Net asset value, end of period	$9.29	$8.76	$8.28		$7.36		$5.98		$7.87

Total return (b)	7.48%	7.55%	12.50%		23.08%		(24.02)%		(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,638	$176,610	$93,964		$83,897		$66,203		$82,591
Ratio of expenses to average net assets:
After waivers (a)	1.30%	1.30%	1.30%		1.29%		1.12%		1.10%
After waivers and fees paid indirectly (a)	1.30%	1.30%	1.30%		1.29%		1.12%		1.10%
Before waivers and fees paid indirectly (a)	1.35%	1.37%	1.43%		1.29%		1.12%		1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.78)%	(0.85)%	(0.89)%		(1.03)%		(0.79)%		(0.62)%
After waivers and fees paid indirectly (a)	(0.78)%	(0.85)%	(0.89)%		(1.03)%		(0.79)%		(0.62)%
Before waivers and fees paid indirectly (a)	(0.83)%	(0.92)%	(1.02)%		(1.03)%		(0.79)%		(0.62)%
Portfolio turnover rate	134%	273%	199%		85%		37%		40%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01	$	* *	$	* *	$	* *

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO(f)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,				May 18, 2001* to December 31, 2001
		2005 (e)	2004	2003	2002
Net asset value, beginning of period	$14.51	$14.21	$12.77	$10.03	$11.77	$12.26

Income (loss) from investment operations:
Net investment income	0.14	0.26	0.20	0.18	0.18	0.11
Net realized and unrealized gain (loss) on investments	0.63	0.55	1.55	2.73	(1.76)	(0.26)

Total from investment operations	0.77	0.81	1.75	2.91	(1.58)	(0.15)

Less distributions:
Dividends from net investment income	— #	(0.21)	(0.22)	(0.17)	(0.16)	(0.13)
Distributions from realized gains	(0.07)	(0.30)	(0.09)	—	—	(0.21)

Total dividends and distributions	(0.07)	(0.51)	(0.31)	(0.17)	(0.16)	(0.34)

Net asset value, end of period	$15.21	$14.51	$14.21	$12.77	$10.03	$11.77

Total return (b)	5.33%	5.68%	13.74%	29.07%	(13.42)%	(1.21)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,210,841	$1,329,984	$49,292	$32,274	$21,214	$18,000
Ratio of expenses to average net assets:
After waivers (a)	0.67%	0.66%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.65%	0.59%	0.70%	0.70%	0.69%	N/A
Before waivers and fees paid indirectly (a)	0.67%	0.66%	0.70%	0.70%	0.73%	0.73%
Ratio of net investment income to average net assets:
After waivers (a)	1.82%	1.74%	1.74%	1.82%	1.77%	1.69%
After waivers and fees paid indirectly (a)	1.84%	1.81%	1.74%	1.82%	1.78%	N/A
Before waivers and fees paid indirectly (a)	1.82%	1.74%	1.74%	1.82%	1.75%	1.66%
Portfolio turnover rate	15%	16%	28%	21%	13%	90%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #	$— #

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005 (e)	2004	2003	2002	2001
Net asset value, beginning of period	$14.50	$14.20	$12.76	$10.03	$11.77	$11.73

Income (loss) from investment operations:
Net investment income	0.12	0.22	0.18	0.15	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.63	0.55	1.53	2.73	(1.74)	0.25

Total from investment operations	0.75	0.77	1.71	2.88	(1.60)	0.36

Less distributions:
Dividends from net investment income	— #	(0.17)	(0.18)	(0.15)	(0.14)	(0.11)
Distributions from realized gains	(0.07)	(0.30)	(0.09)	—	—	(0.21)

Total dividends and distributions	(0.07)	(0.47)	(0.27)	(0.15)	(0.14)	(0.32)

Net asset value, end of period	$15.18	$14.50	$14.20	$12.76	$10.03	$11.77

Total return (b)	5.20%	5.42%	13.46%	28.73%	(13.61)%	3.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,364,330	$2,219,168	$2,006,001	$1,508,256	$800,212	$608,741
Ratio of expenses to average net assets:
After waivers (a)	0.92%	0.91%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.90%	0.84%	0.95%	0.95%	0.94%	N/A
Before waivers and fees paid indirectly (a)	0.92%	0.91%	0.95%	0.95%	0.98%	0.98%
Ratio of net investment income to average net assets:
After waivers (a)	1.56%	1.49%	1.49%	1.57%	1.52%	1.40%
After waivers and fees paid indirectly (a)	1.58%	1.56%	1.49%	1.57%	1.53%	N/A
Before waivers and fees paid indirectly (a)	1.56%	1.49%	1.49%	1.57%	1.50%	1.37%
Portfolio turnover rate	15%	16%	28%	21%	13%	90%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO(n)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31, 2005 (e)	December 13, 2004* to December 31, 2004(e)
Net asset value, beginning of period	$6.35	$6.06	$5.99

Income from investment operations:
Net investment income	0.07	0.12	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.25	0.27	0.15

Total from investment operations	0.32	0.39	0.16

Less distributions:
Dividends from net investment income	—	(0.10)	(0.09)
Distributions from realized gains	(0.01)	—	—

Total dividends and distributions	(0.01)	(0.10)	(0.09)

Net asset value, end of period	$6.66	$6.35	$6.06

Total return (b)	5.04%	6.47%	1.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103,643	$109,196	$117,151
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80	%(c)
After waivers and fees paid indirectly (a)	0.80%	0.79%	0.80	%(c)
Before waivers and fees paid indirectly (a)	0.84%	0.83%	0.89	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	2.18%	1.90%	1.85	%(c)
After waivers and fees paid indirectly (a)	2.18%	1.91%	1.85	%(c)
Before waivers and fees paid indirectly (a)	2.14%	1.87%	1.76	%(c)
Portfolio turnover rate	42%	92%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$—	#

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005 (e)	2004(e)	2003(e)		2002(e)		2001(e)
Net asset value, beginning of period	$6.36	$6.07	$5.27		$4.22		$5.02		$5.69

Income (loss) from investment operations:
Net investment income	0.06	0.10	0.09		0.08		0.07		0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26	0.28	0.85		1.04		(0.81)		(0.69)

Total from investment operations	0.32	0.38	0.94		1.12		(0.74)		(0.62)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.14)		(0.07)		(0.06)		(0.05)
Distributions from realized gains	(0.01)	—	—		—		—		—

Total dividends and distributions	(0.01)	(0.09)	(0.14)		(0.07)		(0.06)		(0.05)

Net asset value, end of period	$6.67	$6.36	$6.07		$5.27		$4.22		$5.02

Total return (b)	5.04%	6.19%	17.88%		26.65%		(14.76)%		(10.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$291,959	$260,079	$92,294		$48,094		$37,716		$40,506
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%		1.05%		0.90%		0.88%
After waivers and fees paid indirectly (a)	1.05%	1.04%	1.05%		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.09%	1.08%	1.21%		1.06%		0.90%		0.88%
Ratio of net investment income to average net assets:
After waivers (a)	1.96%	1.65%	1.60%		1.70%		1.44%		1.43%
After waivers and fees paid indirectly (a)	1.96%	1.66%	1.60%		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.91%	1.62%	1.44%		1.69%		1.44%		1.43%
Portfolio turnover rate	42%	92%	55%		103%		35%		36%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$	* *	$	* *	$	* *

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO(o)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			October 2, 2002* to December 31, 2002
		2005 (e)	2004	2003
Net asset value, beginning of period	$8.26	$7.84	$7.55	$5.88	$5.64

Income (loss) from investment operations:
Net investment income (loss)	0.01	— #	— #	(0.01)	— #
Net realized and unrealized gain (loss) on investments	(0.11)	0.70	0.29	1.68	0.24

Total from investment operations	(0.10)	0.70	0.29	1.67	0.24

Less distributions:
Distributions from realized gains	(0.03)	(0.28)	—	—	—

Net asset value, end of period	$8.13	$8.26	$7.84	$7.55	$5.88

Total return (b)	(1.18)%	8.92%	3.84%	28.40%	4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73	$74	$68	$65	$51
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%	0.78%	0.75%	0.75%	0.70%
Before waivers and fees paid indirectly (a)	0.83%	0.84%	0.94%	1.20%	1.82%
Ratio of net investment loss to average net assets:
After waivers (a)	0.21%	(0.02)%	— %‡‡	(0.20)%	(0.13)%
After waivers and fees paid indirectly (a)	0.21%	— %‡‡	0.05%	(0.15)%	(0.03)%
Before waivers and fees paid indirectly (a)	0.18%	(0.06)%	(0.14)%	(0.60)%	(1.15)%
Portfolio turnover rate	29%	114%	38%	54%	130%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$0.03	$0.02

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$8.19	$7.79	$7.52	$5.88	$7.99	$9.64

Income (loss) from investment operations:
Net investment loss	— #	(0.02)	(0.01)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.11)	0.70	0.28	1.66	(2.10)	(1.37)

Total from investment operations	(0.11)	0.68	0.27	1.64	(2.11)	(1.39)

Less distributions:
Distributions from realized gains	(0.03)	(0.28)	—	—	—	(0.26)

Net asset value, end of period	$8.05	$8.19	$7.79	$7.52	$5.88	$7.99

Total return (b)	(1.32)%	8.72%	3.59%	27.89%	(26.41)%	(14.74)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,433	$72,411	$47,244	$33,711	$11,064	$5,898
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%	1.03%	1.00%	1.00%	0.95%	N/A
Before waivers and fees paid indirectly (a)	1.08%	1.09%	1.19%	1.45%	2.07%	2.36%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.04)%	(0.27)%	(0.25)%	(0.45)%	(0.38)%	(0.33)%
After waivers and fees paid indirectly (a)	(0.04)%	(0.25)%	(0.20)%	(0.40)%	(0.28)%	N/A
Before waivers and fees paid indirectly (a)	(0.07)%	(0.31)%	(0.39)%	(0.85)%	(1.40)%	(1.64)%
Portfolio turnover rate	29%	114%	38%	54%	130%	46%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$0.02	$0.04	$0.08

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			October 2, 2002* to December 31, 2002
		2005 (e)	2004	2003
Net asset value, beginning of period	$13.07	$12.43	$11.84	$9.56	$9.28

Income from investment operations:
Net investment income	0.04	0.02	0.12	0.04	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.13	0.65	0.57	2.28	0.31

Total from investment operations	0.17	0.67	0.69	2.32	0.32

Less distributions:
Dividends from net investment income	—	(0.03)	(0.10)	(0.04)	(0.04)

Net asset value, end of period	$13.24	$13.07	$12.43	$11.84	$9.56

Total return (b)	1.30%	5.38%	5.81%	24.27%	3.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132	$131	$126	$117	$51
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.42%	0.68%	0.67%
Before waivers and fees paid indirectly (a)	0.75%	0.74%	0.74%	0.78%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.62%	0.17%	0.71%	0.35%	0.33%
After waivers and fees paid indirectly (a)	0.64%	0.18%	0.99%	0.37%	0.36%
Before waivers and fees paid indirectly (a)	0.57%	0.13%	0.67%	0.27%	0.26%
Portfolio turnover rate	14%	49%	133%	62%	147%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$0.01	$— #

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005 (e)	2004	2003	2002	2001
Net asset value, beginning of period	$13.06	$12.46	$11.87	$9.58	$13.03	$17.24

Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.01)	0.09	0.01	0.01	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.13	0.64	0.56	2.29	(3.45)	(4.21)

Total from investment operations	0.16	0.63	0.65	2.30	(3.44)	(4.21)

Less distributions:
Dividends from net investment income	—	(0.03)	(0.06)	(0.01)	(0.01)	—

Net asset value, end of period	$13.22	$13.06	$12.46	$11.87	$9.58	$13.03

Total return (b)	1.23%	5.04%	5.53%	24.05%	(26.39)%	(24.42)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$346,234	$297,416	$254,282	$263,715	$199,462	$299,380
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.94%	0.67%	0.93%	0.92%	N/A
Before waivers and fees paid indirectly (a)	1.00%	0.99%	0.99%	1.03%	1.02%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.38%	(0.08)%	0.46%	0.10%	0.08%	(0.02)%
After waivers and fees paid indirectly (a)	0.39%	(0.07)%	0.74%	0.12%	0.11%	N/A
Before waivers and fees paid indirectly (a)	0.33%	(0.12)%	0.42%	0.02%	0.01%	(0.05)%
Portfolio turnover rate	14%	49%	133%	62%	147%	95%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$0.01	$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,			March 25, 2002* to December 31, 2002
			2005 (e)	2004	2003
Net asset value, beginning of period	$12.47		$10.80	$9.64	$7.35	$8.77

Income (loss) from investment operations:
Net investment income	0.13		0.15	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68		1.73	1.24	2.34	(1.35)

Total from investment operations	0.81		1.88	1.33	2.41	(1.30)

Less distributions:
Dividends from net investment income	(0.03)		(0.20)	(0.17)	(0.12)	(0.12)
Distributions from realized gains	(0.08)		(0.01)	—	—	—

Total dividends and distributions	(0.11)		(0.21)	(0.17)	(0.12)	(0.12)

Net asset value, end of period	$13.17		$12.47	$10.80	$9.64	$7.35

Total return (b)	6.52%		17.43%	13.86%	33.05%	(14.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$302,705		$119,304	$74,741	$320	$84
Ratio of expenses to average net assets:
After waivers (a)	0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%		0.93%	0.92%	0.93%	0.92%
Before waivers and fees paid indirectly (a)	0.98%		1.00%	1.02%	1.06%	1.14%
Ratio of net investment income to average net assets:
After waivers (a)	1.98	%(c)	1.32%	0.98%	0.90%	0.76%
After waivers and fees paid indirectly (a)	1.99	%(c)	1.34%	1.01%	0.92%	0.79%
Before waivers and fees paid indirectly (a)	1.95	%(c)	1.27%	0.91%	0.79%	0.57%
Portfolio turnover rate	12%		24%	19%	12%	23%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$0.01	$0.01	$0.01

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,
			2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$12.48		$10.81	$9.64	$7.35	$8.77	$11.28

Income (loss) from investment operations:
Net investment income	0.11		0.12	0.08	0.05	0.06	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.68		1.73	1.23	2.34	(1.37)	(2.38)

Total from investment operations	0.79		1.85	1.31	2.39	(1.31)	(2.34)

Less distributions:
Dividends from net investment income	(0.03)		(0.17)	(0.14)	(0.10)	(0.11)	(0.14)
Distributions from realized gains	(0.08)		(0.01)	—	—	—	(0.03)

Total dividends and distributions	(0.11)		(0.18)	(0.14)	(0.10)	(0.11)	(0.17)

Net asset value, end of period	$13.16		$12.48	$10.81	$9.64	$7.35	$8.77

Total return (b)	6.35%		17.12%	13.68%	32.54%	(15.00)%	(20.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$963,885		$828,324	$609,846	$357,162	$125,521	$101,683
Ratio of expenses to average net assets:
After waivers (a)	1.20%		1.20%	1.20%	1.20%	1.20%	1.20%
After waivers and fees paid indirectly (a)	1.19%		1.18%	1.17%	1.18%	1.17%	N/A
Before waivers and fees paid indirectly (a)	1.23%		1.25%	1.27%	1.31%	1.39%	1.39%
Ratio of net investment income to average net assets:
After waivers (a)	1.73	%(c)	1.07%	0.73%	0.65%	0.51%	0.39%
After waivers and fees paid indirectly (a)	1.74	%(c)	1.09%	0.76%	0.67%	0.54%	N/A
Before waivers and fees paid indirectly (a)	1.70	%(c)	1.02%	0.66%	0.54%	0.32%	0.20%
Portfolio turnover rate	12%		24%	19%	12%	23%	38%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$0.01	$0.01	$0.01	$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(h)(p)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			March 25, 2002* to December 31, 2002
		2005 (e)	2004(e)	2003
Net asset value, beginning of period	$12.50	$11.86	$10.75	$8.22	$10.84

Income (loss) from investment operations:
Net investment income	0.06	0.09	0.10	0.05	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46	0.65	1.11	2.54	(2.71)

Total from investment operations	0.52	0.74	1.21	2.59	(2.60)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.10)	(0.06)	(0.02)

Net asset value, end of period	$13.02	$12.50	$11.86	$10.75	$8.22

Total return (b)	4.08%	6.32%	11.28%	31.55%	(23.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,195	$3,981	$523	$210	$82
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.65%	0.68%	0.18%
Before waivers and fees paid indirectly (a)	0.72%	0.70%	0.70%	0.72%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	0.88%	0.72%	0.82%	0.63%	0.75%
After waivers and fees paid indirectly (a)	0.89%	0.73%	0.87%	0.65%	1.27%
Before waivers and fees paid indirectly (a)	0.86%	0.72%	0.82%	0.61%	0.64%
Portfolio turnover rate	17%	30%	20%	24%	222%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	$0.01

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005(e)	2004(e)	2003	2002	2001
Net asset value, beginning of period	$12.51	$11.86	$10.76	$8.22	$10.93	$11.18

Income (loss) from investment operations:
Net investment income	0.04	0.06	0.07	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46	0.66	1.10	2.55	(2.73)	(0.25)

Total from investment operations	0.50	0.72	1.17	2.58	(2.69)	(0.23)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.07)	(0.04)	(0.02)	(0.02)

Net asset value, end of period	$13.01	$12.51	$11.86	$10.76	$8.22	$10.93

Total return (b)	4.00%	6.05%	10.89%	31.41%	(24.62)%	(2.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,023,611	$1,025,615	$1,028,221	$877,404	$563,396	$111,944
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.94%	0.90%	0.93%	0.43%	N/A
Before waivers and fees paid indirectly (a)	0.97%	0.95%	0.95%	0.97%	1.06%	1.05%
Ratio of net investment income to average net assets:
After waivers (a)	0.63%	0.47%	0.57%	0.38%	0.50%	0.26%
After waivers and fees paid indirectly (a)	0.64%	0.48%	0.62%	0.40%	1.02%	N/A
Before waivers and fees paid indirectly (a)	0.61%	0.47%	0.57%	0.36%	0.39%	0.16%
Portfolio turnover rate	17%	30%	20%	24%	222%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	$— #	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO(k)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			March 25, 2002* to December 31, 2002
		2005 (e)	2004	2003
Net asset value, beginning of period	$11.53	$11.50	$10.57	$7.77	$10.12

Income (loss) from investment operations:
Net investment income	0.06	0.08	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.20	0.63	0.95	2.82	(2.35)

Total from investment operations	0.26	0.71	1.01	2.85	(2.30)

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.05)	(0.05)
Distributions from realized gains	(0.13)	(0.59)	—	—	—

Total dividends and distributions	(0.13)	(0.68)	(0.08)	(0.05)	(0.05)

Net asset value, end of period	$11.66	$11.53	$11.50	$10.57	$7.77

Total return (b)	2.24%	6.24%	9.58%	36.72%	(22.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,428	$7,222	$4,152	$1,359	$93
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.68%	0.68%	0.66%
Before waivers and fees paid indirectly (a)	0.72%	0.70%	0.70%	0.72%	0.77%
Ratio of net investment income to average net assets:
After waivers (a)	0.94%	0.70%	0.74%	0.60%	0.68%
After waivers and fees paid indirectly (a)	0.95%	0.71%	0.76%	0.62%	0.72%
Before waivers and fees paid indirectly (a)	0.92%	0.70%	0.74%	0.58%	0.61%
Portfolio turnover rate	16%	31%	19%	15%	30%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	$— #	$— #	$— #

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$11.53	$11.50	$10.57	$7.77	$10.22	$10.46

Income (loss) from investment operations:
Net investment income	0.04	0.05	0.05	0.02	0.03	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.20	0.63	0.93	2.81	(2.45)	(0.24)

Total from investment operations	0.24	0.68	0.98	2.83	(2.42)	(0.21)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)	(0.03)	(0.03)	(0.03)
Distributions from realized gains	(0.13)	(0.59)	—	—	—	— #

Total dividends and distributions	(0.13)	(0.65)	(0.05)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$11.64	$11.53	$11.50	$10.57	$7.77	$10.22

Total return (b)	2.06%	5.97%	9.30%	36.38%	(23.68)%	(2.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,151,103	$1,137,003	$1,040,979	$752,983	$273,334	$198,364
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.94%	0.93%	0.93%	0.91%	N/A
Before waivers and fees paid indirectly (a)	0.97%	0.95%	0.95%	0.97%	1.02%	1.01%
Ratio of net investment income to average net assets:
After waivers (a)	0.69%	0.45%	0.49%	0.35%	0.43%	0.32%
After waivers and fees paid indirectly (a)	0.69%	0.46%	0.51%	0.37%	0.47%	N/A
Before waivers and fees paid indirectly (a)	0.67%	0.45%	0.49%	0.33%	0.36%	0.26%
Portfolio turnover rate	16%	31%	19%	15%	30%	36%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	$— #	$— #	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005 (e)	2004	2003(e)		2002(e)		2001(e)
Net asset value, beginning of period	$4.56	$4.70	$4.82		$4.04		$4.34		$4.48

Income (loss) from investment operations:
Net investment income	0.15	0.32	0.35		0.33		0.36		0.40
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.12)	(0.19)	0.10		0.54		(0.30)		(0.14)

Total from investment operations	0.03	0.13	0.45		0.87		0.06		0.26

Less distributions:
Dividends from net investment income	— #	(0.27)	(0.57)		(0.09)		(0.36)		(0.40)

Net asset value, end of period	$4.59	$4.56	$4.70		$4.82		$4.04		$4.34

Total return (b)	0.67%	2.72%	9.70%		22.64%		1.51%		5.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155,639	$115,154	$86,676		$90,014		$77,130		$107,686
Ratio of expenses to average net assets:
After waivers (a)	0.91%	0.85%	0.85%		0.79%		0.79%		0.77%
After waivers and fees paid indirectly (a)	0.91%	0.85%	N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	0.98%	1.01%	0.97%		0.79%		0.79%		0.77%
Ratio of net investment income to average net assets:
After waivers (a)	6.65%	6.75%	6.61%		7.53%		8.61%		8.92%
After waivers and fees paid indirectly (a)	6.65%	6.75%	N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	6.57%	6.59%	6.49%		7.53%		8.61%		8.92%
Portfolio turnover rate	24%	50%	66%		60%		81%		73%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$	* *	$	* *	$	* *

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005 (e)	2004	2003	2002	2001(e)
Net asset value, beginning of period	$23.52	$23.24	$21.38	$16.92	$22.05	$25.34

Income (loss) from investment operations:
Net investment income	0.19	0.37	0.39	0.28	0.26	0.26
Net realized and unrealized gain (loss) on investments	0.41	0.72	1.85	4.47	(5.15)	(3.28)

Total from investment operations	0.60	1.09	2.24	4.75	(4.89)	(3.02)

Less distributions:
Dividends from net investment income	—	(0.38)	(0.38)	(0.29)	(0.22)	(0.25)
Distributions from realized gains	(0.05)	(0.43)	—	—	(0.02)	(0.02)

Total dividends and distributions	(0.05)	(0.81)	(0.38)	(0.29)	(0.24)	(0.27)

Net asset value, end of period	$24.07	$23.52	$23.24	$21.38	$16.92	$22.05

Total return (b)	2.55%	4.68%	10.50%	28.14%	(22.19)%	(11.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,512,766	$1,560,845	$1,633,378	$1,560,563	$1,256,522	$1,775,556
Ratio of expenses to average net assets	0.32%	0.30%	0.30%	0.31%	0.32%	0.31%
Ratio of net investment income to average net assets	1.58%	1.57%	1.75%	1.48%	1.30%	1.08%
Portfolio turnover rate	3%	7%	1%	— ‡%	8%	3%

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005(e)	2004	2003	2002	2001(e)
Net asset value, beginning of period	$23.41	$23.13	$21.28	$16.84	$21.95	$25.22

Income (loss) from investment operations:
Net investment income	0.16	0.31	0.31	0.19	0.18	0.20
Net realized and unrealized gain (loss) on investments	0.40	0.72	1.86	4.49	(5.09)	(3.26)

Total from investment operations	0.56	1.03	2.17	4.68	(4.91)	(3.06)

Less distributions:
Dividends from net investment income	—	(0.32)	(0.32)	(0.24)	(0.18)	(0.19)
Distributions from realized gains	(0.05)	(0.43)	—	—	(0.02)	(0.02)

Total dividends and distributions	(0.05)	(0.75)	(0.32)	(0.24)	(0.20)	(0.21)

Net asset value, end of period	$23.92	$23.41	$23.13	$21.28	$16.84	$21.95

Total return (b)	2.39%	4.42%	10.21%	27.83%	(22.39)%	(12.15)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,972,084	$2,018,231	$1,951,348	$1,589,054	$860,185	$925,533
Ratio of expenses to average net assets	0.57%	0.55%	0.55%	0.56%	0.57%	0.56%
Ratio of net investment income to average net assets	1.33%	1.32%	1.50%	1.23%	1.05%	0.83%
Portfolio turnover rate	3%	7%	1%	— ‡%	8%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$9.77		$10.00

Income (loss) from investment operations:
Net investment income	0.17		0.05
Net realized and unrealized loss on investments and foreign currency transactions	(0.19)		(0.28)

Total from investment operations	(0.02)		(0.23)

Net asset value, end of period	$9.75		$9.77

Total return (b)	(0.20)%		(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$246,256		$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90	%(c)	0.90%
After waivers and reimbursements, and fees paid indirectly (a)	0.89	%(c)	0.90%
Before waivers and reimbursements, and fees paid indirectly (a)	0.98	%(c)	6.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.51	%(c)	2.11%
After waivers and reimbursements, and fees paid indirectly (a)	3.51	%(c)	2.11%
Before waivers and reimbursements, and fees paid indirectly (a)	3.42	%(c)	(3.97)%
Portfolio turnover rate	25%		10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.15

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)		October 3, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$9.77		$10.00

Income (loss) from investment operations:
Net investment income	0.16		0.04
Net realized and unrealized loss on investments and foreign currency transactions	(0.19)		(0.27)

Total from investment operations	(0.03)		(0.23)

Net asset value, end of period	$9.74		$9.77

Total return (b)	(0.31)%		(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$57,779		$11,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15	%(c)	1.15%
After waivers and reimbursements, and fees paid indirectly (a)	1.14	%(c)	1.15%
Before waivers and reimbursements, and fees paid indirectly (a)	1.23	%(c)	7.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.26	%(c)	1.86%
After waivers and reimbursements, and fees paid indirectly (a)	3.26	%(c)	1.86%
Before waivers and reimbursements, and fees paid indirectly (a)	3.17	%(c)	(4.22)%
Portfolio turnover rate	25%		10%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.15

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,			October 2, 2002* to December 31, 2002
Class IA			2005 (e)	2004	2003
Net asset value, beginning of period	$9.08		$8.98	$8.41	$6.08	$5.98

Income (loss) from investment operations:
Net investment income (loss)	0.01		0.01	0.05	— #	0.01
Net realized and unrealized gain (loss) on investments.	(0.35)		0.36	0.57	2.33	0.09

Total from investment operations	(0.34)		0.37	0.62	2.33	0.10

Less distributions:
Dividends from net investment income	—		— #	(0.05)	—	—
Distributions from realized gains	(0.08)		(0.27)	—	—	—

Total dividends and distributions	(0.08)		(0.27)	(0.05)	—	—

Net asset value, end of period	$8.66		$9.08	$8.98	$8.41	$6.08

Total return (b)	(3.77)%		4.22%	7.35%	38.55%	1.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$179		$186	$89	$75	$50
Ratio of expenses to average net assets:
After waivers (a)	0.76	%(c)	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.67	%(c)	0.50%	0.32%	0.59%	0.51%
Before waivers and fees paid indirectly (a)	0.77	%(c)	0.75%	0.76%	0.90%	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.03	%(c)	(0.03)%	0.27%	(0.19)%	(0.04)%
After waivers and fees paid indirectly (a)	0.12	%(c)	0.17%	0.65%	(0.08)%	0.15%
Before waivers and fees paid indirectly (a)	0.02	%(c)	(0.08)%	0.21%	(0.39)%	(0.64)%
Portfolio turnover rate	112%		131%	160%	161%	177%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$— #	$— #	$0.01	$0.01

	Six Months Ended June 30, 2006 (Unaudited)
			Year Ended December 31,
Class IB			2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$9.03		$8.95	$8.39	$6.07	$7.99	$9.63

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.01)	0.03	(0.01)	— #	(0.02)
Net realized and unrealized gain (loss) on investments.	(0.34)		0.36	0.55	2.33	(1.92)	(1.62)

Total from investment operations	(0.35)		0.35	0.58	2.32	(1.92)	(1.64)

Less distributions:
Dividends from net investment income	—		— #	(0.02)	—	—	— #
Distributions from realized gains	(0.08)		(0.27)	—	—	—	—

Total dividends and distributions	(0.08)		(0.27)	(0.02)	—	—	— #

Net asset value, end of period	$8.60		$9.03	$8.95	$8.39	$6.07	$7.99

Total return (b)	(3.90)%		4.01%	6.97%	38.22%	(24.03)%	(17.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$178,509		$194,341	$193,160	$109,660	$25,146	$13,506
Ratio of expenses to average net assets:
After waivers (a)	1.01	%(c)	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.92	%(c)	0.75%	0.57%	0.84%	0.76%	N/A
Before waivers and fees paid indirectly (a)	1.02	%(c)	1.00%	1.01%	1.15%	1.54%	1.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.22	)%(c)	(0.28)%	0.02%	(0.44)%	(0.29)%	(0.29)%
After waivers and fees paid indirectly (a)	(0.13	)%(c)	(0.08)%	0.40%	(0.33)%	(0.10)%	N/A
Before waivers and fees paid indirectly (a)	(0.23	)%(c)	(0.33)%	(0.04)%	(0.64)%	(0.89)%	(1.23)%
Portfolio turnover rate	112%		131%	160%	161%	177%	227%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	#	$— #	$0.01	$0.01	$0.03	$0.06

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			March 25, 2002* to December 31, 2002
Class IA		2005 (e)	2004	2003
Net asset value, beginning of period	$10.35	$11.13	$10.20	$7.08	$8.57

Income (loss) from investment operations:
Net investment income	0.01	0.02	0.05	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.11	0.69	1.59	3.11	(1.50)

Total from investment operations	0.12	0.71	1.64	3.12	(1.49)

Less distributions:
Dividends from net investment income	—	—	(0.07)	—	— #
Distributions from realized gains	(0.25)	(1.49)	(0.64)	—	—

Total dividends and distributions	(0.25)	(1.49)	(0.71)	—	— #

Net asset value, end of period	$10.22	$10.35	$11.13	$10.20	$7.08

Total return (b)	1.26%	6.63%	16.32%	44.07%	(17.37)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,590	$13,551	$7,931	$2,835	$106
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.67%	0.70%	0.71%	0.63%	0.66%
Before waivers and fees paid indirectly (a)	0.76%	0.75%	0.76%	0.78%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.09%	0.15%	0.62%	0.04%	0.02%
After waivers and fees paid indirectly (a)	0.17%	0.20%	0.66%	0.16%	0.11%
Before waivers and fees paid indirectly (a)	0.08%	0.15%	0.61%	0.01%	(0.06)%
Portfolio turnover rate	83%	149%	123%	159%	214%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$—	$— #	$— #	$— #

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$10.26	$11.08	$10.15	$7.07	$8.67	$10.02

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)	0.04	(0.01)	— #	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.11	0.68	1.57	3.09	(1.60)	(1.35)

Total from investment operations	0.11	0.67	1.61	3.08	(1.60)	(1.34)

Less distributions:
Dividends from net investment income	—	—	(0.04)	—	— #	(0.01)
Distributions from realized gains	(0.25)	(1.49)	(0.64)	—	—	—

Total dividends and distributions	(0.25)	(1.49)	(0.68)	—	— #	(0.01)

Net asset value, end of period	$10.12	$10.26	$11.08	$10.15	$7.07	$8.67

Total return (b)	1.17%	6.39%	16.01%	43.56%	(18.44)%	(13.42)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,393,409	$1,340,515	$1,161,685	$792,096	$279,947	$177,447
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	0.92%	0.95%	0.96%	0.88%	0.91%	N/A
Before waivers and fees paid indirectly (a)	1.01%	1.00%	1.01%	1.03%	1.08%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	(0.16)%	(0.10)%	0.37%	(0.21)%	(0.23)%	0.26%
After waivers and fees paid indirectly (a)	(0.08)%	(0.05)%	0.41%	(0.09)%	(0.14)%	N/A
Before waivers and fees paid indirectly (a)	(0.17)%	(0.10)%	0.36%	(0.24)%	(0.31)%	0.04%
Portfolio turnover rate	83%	149%	123%	159%	214%	231%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$—	$— #	$— #	$— #	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FI MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)
		Year Ended December 31,
Class IA		2005 (e)		2004(e)	2003	2002	2001
Net asset value, beginning of period	$14.01	$14.05		$13.09	$9.85	$11.61	$11.21

Income (loss) from investment operations:
Net investment income	0.04	0.09		0.03	0.09	0.11	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.37	1.51		2.20	3.22	(1.79)	0.36

Total from investment operations	0.41	1.60		2.23	3.31	(1.68)	0.48

Less distributions:
Dividends from net investment income	—	(0.10)		—	(0.07)	(0.08)	(0.08)
Distributions from realized gains	(0.23)	(1.54)		(1.27)	—	—	—

Total dividends and distributions	(0.23)	(1.64)		(1.27)	(0.07)	(0.08)	(0.08)

Net asset value, end of period	$14.19	$14.01		$14.05	$13.09	$9.85	$11.61

Total return (b)	2.99%	11.62%		18.14%	33.58%	(14.49)%	4.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,491	$16,535		$8,178	$26,522	$18,779	$18,087
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.79%		0.82%	0.85%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.77%	0.77%		0.80%	0.79%	0.83%	N/A
Before waivers and fees paid indirectly (a)	0.80%	0.79%		0.82%	0.85%	0.85%	0.86%
Ratio of net investment income to average net assets:
After waivers (a)	0.48%	0.60%		0.21%	0.75%	1.00%	1.28%
After waivers and fees paid indirectly (a)	0.52%	0.62%		0.23%	0.81%	1.02%	N/A
Before waivers and fees paid indirectly (a)	0.48%	0.60%		0.21%	0.75%	1.00%	1.27%
Portfolio turnover rate	33%	55	%(d)	74%	160%	98%	106%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$—	$—	$—	$— #

	Six Months Ended June 30, 2006 (e) (Unaudited)
		Year Ended December 31,
Class IB		2005(e)		2004(e)	2003	2002	2001
Net asset value, beginning of period	$13.95	$14.00		$13.08	$9.84	$11.61	$11.22

Income (loss) from investment operations:
Net investment income	0.02	0.05		— #	0.06	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.37	1.50		2.19	3.22	(1.78)	0.39

Total from investment operations	0.39	1.55		2.19	3.28	(1.71)	0.45

Less distributions:
Dividends from net investment income	—	(0.06)		—	(0.04)	(0.06)	(0.06)
Distributions from realized gains	(0.23)	(1.54)		(1.27)	—	—	—

Total dividends and distributions	(0.23)	(1.60)		(1.27)	(0.04)	(0.06)	(0.06)

Net asset value, end of period	$14.11	$13.95		$14.00	$13.08	$9.84	$11.61

Total return (b)	2.86%	11.31%		17.84%	33.36%	(14.77)%	4.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,778,440	$1,730,041		$1,438,673	$1,097,892	$646,958	$429,560
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.04%		1.07%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly (a)	1.02%	1.02%		1.05%	1.04%	1.08%	N/A
Before waivers and fees paid indirectly (a)	1.05%	1.04%		1.07%	1.10%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.23%	0.35%		(0.04)%	0.50%	0.75%	1.03%
After waivers and fees paid indirectly (a)	0.26%	0.37%		(0.02)%	0.56%	0.77%	N/A
Before waivers and fees paid indirectly (a)	0.23%	0.35%		(0.04)%	0.50%	0.75%	1.02%
Portfolio turnover rate	33%	55	%(d)	74%	160%	98%	106%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$—	$—	$—	$— #
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,		May 1, 2003* to December 31, 2003(e)
Class IB		2005 (e)	2004
Net asset value, beginning of period	$11.61	$11.37	$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14	0.12	0.01		(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	0.51	0.40	0.58		1.10

Total from investment operations	0.65	0.52	0.59		1.08

Less distributions:
Dividends from net investment income	— #	(0.07)	(0.01)		—
Distributions from realized gains	—	(0.21)	(0.24)		(0.05)

Total dividends and distributions	— #	(0.28)	(0.25)		(0.05)

Net asset value, end of period	$12.26	$11.61	$11.37		$11.03

Total return (b)	5.62%	4.54%	5.35%		10.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,728	$42,040	$8,080		$3,325
Ratio of expenses to average net assets:
After waivers (a)	1.45%	1.45%	1.45%		1.45%
After waivers and fees paid indirectly (a)	1.41%	1.38%	1.45%		N/A
Before waivers and fees paid indirectly (a)	1.45%	1.73%	2.36%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.38%	0.93%	0.10%		(0.29)%
After waivers and fees paid indirectly (a)	2.42%	1.00%	0.10%		N/A
Before waivers and fees paid indirectly (a)	2.38%	0.65%	(0.81)%		(0.50)%
Portfolio turnover rate	138%	179%	149%		87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.03	$0.10	$	* *

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005 (e)	2004	2003(e)	2002(e)	2001(e)
Net asset value, beginning of period	$26.91	$27.75	$23.56	$17.16	$19.59	$26.19

Income (loss) from investment operations:
Net investment income	0.21	0.13	0.01	— #	0.03	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.62	1.06	4.90	6.42	(1.87)	0.21

Total from investment operations	1.83	1.19	4.91	6.42	(1.84)	0.29

Less distributions:
Dividends from net investment income	—	(0.12)	— #	(0.02)	(0.07)	(0.07)
Distributions from realized gains	(0.18)	(1.91)	(0.72)	—	(0.52)	(6.82)

Total dividends and distributions	(0.18)	(2.03)	(0.72)	(0.02)	(0.59)	(6.89)

Net asset value, end of period	$28.56	$26.91	$27.75	$23.56	$17.16	$19.59

Total return (b)	6.82%	4.33%	20.93%	37.43%	(9.25)%	5.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$626,180	$586,954	$470,869	$396,914	$306,445	$359,270
Ratio of expenses to average net assets:
After waivers (a)	1.12%	1.10%	1.17%	1.08%	0.92%	0.90%
After waivers and fees paid indirectly (a)	1.11%	1.09%	1.16%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.12%	1.10%	1.17%	1.08%	0.92%	0.90%
Ratio of net investment income to average net assets:
After waivers (a)	1.45%	0.45%	0.05%	0.01%	0.14%	0.35%
After waivers and fees paid indirectly (a)	1.46%	0.46%	0.06%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.45%	0.45%	0.05%	0.01%	0.14%	0.35%
Portfolio turnover rate	11%	22%	10%	8%	10%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IA		2005 (e)	2004	2003(e)	2002(e)	2001(e)
Net asset value, beginning of period	$10.88	$11.16	$11.70	$11.82	$11.46	$11.29

Income (loss) from investment operations:
Net investment income	0.21	0.38	0.33	0.31	0.38	0.51
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.23)	(0.25)	(0.16)	(0.11)	0.35	0.21

Total from investment operations	(0.02)	0.13	0.17	0.20	0.73	0.72

Less distributions:
Dividends from net investment income	(0.02)	(0.40)	(0.66)	(0.32)	(0.37)	(0.55)
Distributions from realized gains	—	(0.01)	(0.05)	—	—	—

Total dividends and distributions	(0.02)	(0.41)	(0.71)	(0.32)	(0.37)	(0.55)

Net asset value, end of period	$10.84	$10.88	$11.16	$11.70	$11.82	$11.46

Total return (b)	(0.22)%	1.30%	1.37%	1.70%	6.57%	6.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93,235	$107,313	$124,236	$132,972	$139,690	$86,351
Ratio of expenses to average net assets (a)	0.66%	0.68%	0.75%	0.66%	0.65%	0.62%
Ratio of net investment income to average net assets (a)	3.92%	3.36%	2.64%	2.61%	3.30%	4.48%
Portfolio turnover rate	43%	76%	44%	32%	10%	20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005 (e)		2004	2003(e)		2002(e)		2001(e)
Net asset value, beginning of period	$10.11	$10.69		$11.56		$11.83		$11.27		$10.97

Income (loss) from investment operations:
Net investment income	0.21	0.42		0.55		0.49		0.52		0.56
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.25)	(0.33)		(0.30)		(0.17)		0.49		0.34

Total from investment operations	(0.04)	0.09		0.25		0.32		1.01		0.90

Less distributions:
Dividends from net investment income	—	(0.49)		(1.10)		(0.59)		(0.45)		(0.60)
Distributions from realized gains	(0.01)	(0.18)		(0.02)		—		—		—

Total dividends and distributions	(0.01)	(0.67)		(1.12)		(0.59)		(0.45)		(0.60)

Net asset value, end of period	$10.06	$10.11		$10.69		$11.56		$11.83		$11.27

Total return (b)	(0.43)%	0.89%		2.24%		2.67%		9.34%		8.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,220	$47,085		$61,708		$73,772		$92,499		$73,368
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75	%(c)	0.75%		0.66%		0.65%		0.62%
Before waivers (a)	0.75%	0.76	%(c)	0.78%		0.66%		0.65%		0.62%
Ratio of net investment income to average net assets:
After waivers (a)	4.24%	3.91	%(c)	3.91%		4.14%		4.56%		5.09%
Before waivers (a)	4.24%	3.90	%(c)	3.88%		4.14%		4.56%		5.09%
Portfolio turnover rate	62%	49%		13%		14%		10%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	#	$— #	$	* *	$	* *	$	* *

Class IB	Six Months Ended June 30, 2006 (Unaudited)	June 20, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.12	$10.77

Income from investment operations:
Net investment income	0.20	0.21
Net realized and unrealized loss on investments and foreign currency transactions	(0.25)	(0.21)

Total from investment operations	(0.05)	—	#

Less distributions:
Dividends from net investment income	—	(0.47)
Distributions from realized gains	(0.01)	(0.18)

Total dividends and distributions	(0.01)	(0.65)

Net asset value, end of period	$10.06	$10.12

Total return (b)	(0.53)%	(0.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$280	$251
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00	%(c)
Before waivers (a)	1.00%	1.01	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	3.99%	3.66	%(c)
Before waivers (a)	3.99%	3.65	%(c)
Portfolio turnover rate	62%	49%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	#

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005 (e)	2004	2003(e)	2002(e)	2001(e)
Net asset value, beginning of period	$5.21	$4.68	$4.51	$3.46	$4.33	$6.94

Income (loss) from investment operations:
Net investment income	0.07	0.04	0.03	0.03	0.05	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.44	0.56	0.20	1.04	(0.89)	(2.02)

Total from investment operations	0.51	0.60	0.23	1.07	(0.84)	(2.00)

Less distributions:
Dividends from net investment income	— #	(0.07)	(0.05)	(0.02)	(0.03)	(0.04)
Distributions from realized gains	—	—	(0.01)	—	—	(0.57)

Total dividends and distributions	— #	(0.07)	(0.06)	(0.02)	(0.03)	(0.61)

Net asset value, end of period	$5.72	$5.21	$4.68	$4.51	$3.46	$4.33

Total return (b)	9.80%	12.98%	5.27%	30.94%	(19.46)%	(27.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110,955	$73,080	$53,426	$55,645	$44,152	$62,742
Ratio of expenses to average net assets:
After waivers (a)	1.28%	1.31%	1.32%	1.14%	1.06%	1.09%
After waivers and fees paid indirectly (a)	1.28%	1.14%	N/A	1.14%	1.06%	1.09%
Before waivers and fees paid indirectly (a)	1.28%	1.31%	1.32%	1.14%	1.06%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.44%	0.62%	0.57%	0.85%	1.22%	0.30%
After waivers and fees paid indirectly (a)	2.44%	0.79%	N/A	0.85%	1.22%	0.30%
Before waivers and fees paid indirectly (a)	2.44%	0.62%	0.57%	0.85%	1.22%	0.30%
Portfolio turnover rate	48%	131%	154%	54%	176%	95%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			March 25, 2002* to December 31, 2002
		2005 (e)	2004	2003
Net asset value, beginning of period	$6.88	$6.39	$5.71	$4.53	$6.22

Income (loss) from investment operations:
Net investment income	0.01	0.01	0.03	— #	— #
Net realized and unrealized gain (loss) on investments	(0.36)	0.48	0.68	1.18	(1.69)

Total from investment operations	(0.35)	0.49	0.71	1.18	(1.69)

Less distributions:
Dividends from net investment income	—	— #	(0.03)	—	—

Net asset value, end of period	$6.53	$6.88	$6.39	$5.71	$4.53

Total return (b)	(5.09)%	7.67%	12.46%	26.05%	(27.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$878	$606	$206	$152	$72
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.89%	0.89%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.99%	0.97%	0.98%	0.99%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.27%	0.15%	0.51%	0.03%	0.03%
After waivers and fees paid indirectly (a)	0.28%	0.16%	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.18%	0.08%	0.43%	(0.06)%	(0.08)%
Portfolio turnover rate	36%	45%	64%	42%	45%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$— #	$— #

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$6.83	$6.37	$5.69	$4.52	$6.49	$8.42

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)	0.01	— #	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.35)	0.47	0.68	1.17	(1.96)	(1.92)

Total from investment operations	(0.35)	0.46	0.69	1.17	(1.97)	(1.93)

Less distributions:
Dividends from net investment income	—	— #	(0.01)	—	—	— #

Net asset value, end of period	$6.48	$6.83	$6.37	$5.69	$4.52	$6.49

Total return (b)	(5.12)%	7.22%	12.22%	25.88%	(30.35)%	(22.91)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$336,584	$357,997	$312,237	$260,330	$161,566	$163,096
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.14%	1.14%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.24%	1.22%	1.23%	1.24%	1.26%	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.01%	(0.10)%	0.26%	(0.22)%	(0.22)%	(0.27)%
After waivers and fees paid indirectly (a)	0.02%	(0.09)%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.08)%	(0.17)%	0.18%	(0.31)%	(0.33)%	(0.41)%
Portfolio turnover rate	36%	45%	64%	42%	45%	27%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$— #	$0.01	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,			March 25, 2002* to December 31, 2002
			2005 (e)	2004(e)	2003(e)
Net asset value, beginning of period	$11.00		$11.14	$11.18	$11.19	$10.77

Income (loss) from investment operations:
Net investment income	0.25		0.42	0.33	0.34	0.41
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.32)		(0.14)	0.15	0.06	0.61

Total from investment operations	(0.07)		0.28	0.48	0.40	1.02

Less distributions:
Dividends from net investment income	—	#	(0.40)	(0.32)	(0.34)	(0.43)
Distributions from realized gains	—		(0.02)	(0.20)	(0.07)	(0.17)

Total dividends and distributions	—	#	(0.42)	(0.52)	(0.41)	(0.60)

Net asset value, end of period	$10.93		$11.00	$11.14	$11.18	$11.19

Total return (b)	(0.61)%		2.50%	4.31%	3.62%	9.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,560		$11,367	$5,715	$2,122	$131
Ratio of expenses to average net assets:
After waivers (a)	0.51	%(c)	0.49%	0.50%	0.52%	0.55%
Before waivers (a)	0.51	%(c)	0.49%	0.50%	0.52%	0.55%
Ratio of net investment income to average net assets:
After waivers (a)	4.57	%(c)	3.75%	2.93%	2.98%	4.77%
Before waivers (a)	4.57	%(c)	3.75%	2.93%	2.98%	4.77%
Portfolio turnover rate	302%		588%	560%	464%	166%

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,
			2005(e)	2004(e)	2003(e)	2002	2001
Net asset value, beginning of period	$11.01		$11.15	$11.19	$11.19	$10.76	$10.51

Income (loss) from investment operations:
Net investment income	0.24		0.39	0.30	0.31	0.40	0.46
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.33)		(0.14)	0.15	0.08	0.61	0.45

Total from investment operations	(0.09)		0.25	0.45	0.39	1.01	0.91

Less distributions:
Dividends from net investment income	—	#	(0.37)	(0.29)	(0.32)	(0.41)	(0.46)
Distributions from realized gains	—		(0.02)	(0.20)	(0.07)	(0.17)	(0.20)

Total dividends and distributions	—	#	(0.39)	(0.49)	(0.39)	(0.58)	(0.66)

Net asset value, end of period	$10.92		$11.01	$11.15	$11.19	$11.19	$10.76

Total return (b)	(0.79)%		2.24%	4.13%	3.38%	9.52%	7.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,404,578		$1,392,453	$1,208,076	$1,081,959	$768,461	$429,056
Ratio of expenses to average net assets:
After waivers (a)	0.76	%(c)	0.74%	0.75%	0.77%	0.80%	0.80%
Before waivers (a)	0.76	%(c)	0.74%	0.75%	0.77%	0.80%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	4.32	%(c)	3.50%	2.68%	2.73%	4.52%	5.18%
Before waivers (a)	4.32	%(c)	3.50%	2.68%	2.73%	4.52%	5.17%
Portfolio turnover rate	302%		588%	560%	464%	166%	211%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$—	$—	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			October 2, 2002* to December 31, 2002
		2005 (e)	2004	2003
Net asset value, beginning of period	$12.59	$12.30	$11.23	$8.97	$8.41

Income from investment operations:
Net investment income	0.12	0.20	0.19	0.15	0.04
Net realized and unrealized gain on investments and foreign currency transactions	0.49	0.32	1.07	2.27	0.68

Total from investment operations	0.61	0.52	1.26	2.42	0.72

Less distributions:
Dividends from net investment income	—	(0.23)	(0.19)	(0.16)	(0.16)

Net asset value, end of period	$13.20	$12.59	$12.30	$11.23	$8.97

Total return (b)	4.85%	4.21%	11.21%	27.04%	8.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$403	$399	$129	$108	$53
Ratio of expenses to average net assets:
After waivers (a)	0.69%	0.67%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.67%	0.51%	0.68%	0.69%
Before waivers and fees paid indirectly (a)	0.69%	0.67%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.84%	1.58%	1.53%	1.67%	1.54%
After waivers and fees paid indirectly (a)	1.84%	1.58%	1.72%	1.69%	1.55%
Before waivers and fees paid indirectly (a)	1.84%	1.58%	1.53%	1.67%	1.54%
Portfolio turnover rate	43%	67%	91%	43%	42%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$—

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$12.61	$12.32	$11.26	$8.99	$11.28	$12.22

Income (loss) from investment operations:
Net investment income	0.10	0.16	0.17	0.14	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.51	0.33	1.04	2.27	(2.28)	(0.94)

Total from investment operations	0.61	0.49	1.21	2.41	(2.15)	(0.83)

Less distributions:
Dividends from net investment income	—	(0.20)	(0.15)	(0.14)	(0.14)	(0.11)

Net asset value, end of period	$13.22	$12.61	$12.32	$11.26	$8.99	$11.28

Total return (b)	4.84%	3.94%	10.81%	26.81%	(19.07)%	(6.73)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$577,161	$602,237	$642,993	$613,776	$470,799	$589,382
Ratio of expenses to average net assets:
After waivers (a)	0.94%	0.92%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.92%	0.76%	0.93%	0.94%	N/A
Before waivers and fees paid indirectly (a)	0.94%	0.92%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	1.60%	1.33%	1.28%	1.42%	1.29%	1.01%
After waivers and fees paid indirectly (a)	1.60%	1.33%	1.47%	1.44%	1.30%	N/A
Before waivers and fees paid indirectly (a)	1.60%	1.33%	1.28%	1.42%	1.29%	1.01%
Portfolio turnover rate	43%	67%	91%	43%	42%	89%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LAZARD SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			October 2, 2002* to December 31, 2002
		2005 (e)	2004	2003
Net asset value, beginning of period	$13.37	$14.02	$13.29	$9.76	$9.25

Income from investment operations:
Net investment income	0.02	0.06	0.07	0.10	0.02
Net realized and unrealized gain on investments	0.82	0.61	2.20	3.55	0.53

Total from investment operations	0.84	0.67	2.27	3.65	0.55

Less distributions:
Dividends from net investment income	—	(0.06)	(0.05)	(0.06)	(0.04)
Distributions from realized gains	(0.13)	(1.26)	(1.49)	(0.06)	—

Total dividends and distributions	(0.13)	(1.32)	(1.54)	(0.12)	(0.04)

Net asset value, end of period	$14.08	$13.37	$14.02	$13.29	$9.76

Total return (b)	6.29%	4.94%	17.45%	37.69%	5.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$494,873	$523,308	$281,509	$177,723	$57
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.79%	0.80%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.74%	0.70%	0.61%	0.75%	0.81%
Before waivers and fees paid indirectly (a)	0.80%	0.79%	0.80%	0.85%	0.86%
Ratio of net investment income to average net assets:
After waivers (a)	0.19%	0.37%	0.37%	0.70%	0.64%
After waivers and fees paid indirectly (a)	0.25%	0.46%	0.56%	0.80%	0.68%
Before waivers and fees paid indirectly (a)	0.19%	0.37%	0.37%	0.70%	0.63%
Portfolio turnover rate	61%	90%	96%	69%	86%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005(e)	2004	2003(e)	2002	2001
Net asset value, beginning of period	$13.38	$14.02	$13.30	$9.77	$11.52	$10.76

Income (loss) from investment operations:
Net investment income	— #	0.03	0.03	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.83	0.62	2.19	3.57	(1.61)	1.82

Total from investment operations	0.83	0.65	2.22	3.63	(1.58)	1.87

Less distributions:
Dividends from net investment income	—	(0.03)	(0.01)	(0.04)	(0.02)	(0.04)
Distributions from realized gains	(0.13)	(1.26)	(1.49)	(0.06)	(0.15)	(1.07)

Total dividends and distributions	(0.13)	(1.29)	(1.50)	(0.10)	(0.17)	(1.11)

Net asset value, end of period	$14.08	$13.38	$14.02	$13.30	$9.77	$11.52

Total return (b)	6.21%	4.75%	17.06%	37.42%	(13.87)%	17.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,256,101	$1,153,566	$1,042,729	$689,540	$298,035	$175,167
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.04%	1.05%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly (a)	0.99%	0.95%	0.86%	1.00%	1.06%	N/A
Before waivers and fees paid indirectly (a)	1.05%	1.04%	1.05%	1.10%	1.11%	1.13%
Ratio of net investment income to average net assets:
After waivers (a)	(0.06)%	0.12%	0.12%	0.45%	0.39%	0.54%
After waivers and fees paid indirectly (a)	— %‡‡	0.21%	0.31%	0.55%	0.43%	N/A
Before waivers and fees paid indirectly (a)	(0.06)%	0.12%	0.12%	0.45%	0.38%	0.51%
Portfolio turnover rate	61%	90%	96%	69%	86%	91%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	October 3, 2005* to December 31, 2005 (e)
Class IA
Net asset value, beginning of period	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.02	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.49)	0.47

Total from investment operations	(0.47)	0.48

Less distributions:
Dividends from net investment income	— #	(0.03)

Net asset value, end of period	$9.98	$10.45

Total return (b)	(4.50)%	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100	$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.72%	0.74%
Before waivers, reimbursements, and fees paid indirectly (a)	0.83%	3.64%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.26%	0.35%
After waivers, reimbursements, and fees paid indirectly (a)	0.28%	0.36%
Before waivers, reimbursements, and fees paid indirectly (a)	0.17%	(2.54)%
Portfolio turnover rate	3%	— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.07

	Six Months Ended June 30, 2006 (e) (Unaudited)	October 3, 2005* to December 31, 2005 (e)
Class IB
Net asset value, beginning of period	$10.47	$10.00

Income (loss) from investment operations:
Net investment income	— #	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.49)	0.47

Total from investment operations	(0.49)	0.47

Less distributions:
Dividends from net investment income	— #	— #

Net asset value, end of period	$9.98	$10.47

Total return (b)	(4.68)%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135,755	$32,087
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.97%	0.99%
Before waivers, reimbursements, and fees paid indirectly (a)	1.08%	3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.03%	0.10%
After waivers, reimbursements, and fees paid indirectly (a)	0.05%	0.11%
Before waivers, reimbursements, and fees paid indirectly (a)	(0.06)%	(2.79)%
Portfolio turnover rate	3%	— %‡
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.07

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IA		2005 (e)		2004	2003(e)		2002(e)		2001(e)
Net asset value, beginning of period	$13.54	$13.54		$14.37		$14.53		$13.38		$13.27

Income (loss) from investment operations:
Net investment income	0.31	0.60		0.77		0.69		0.68		0.70
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.00)	(0.19)		0.32		— #		1.10		0.12

Total from investment operations	(0.69)	0.41		1.09		0.69		1.78		0.82

Less distributions:
Dividends from net investment income	— #	(0.29)		(1.50)		(0.84)		(0.63)		(0.71)
Distributions from realized gains	—	(0.12)		(0.42)		(0.01)		—		—

Total dividends and distributions	— #	(0.41)		(1.92)		(0.85)		(0.63)		(0.71)

Net asset value, end of period	$12.85	$13.54		$13.54		$14.37		$14.53		$13.38

Total return (b)	(5.10)%	3.03%		7.92%		4.81%		14.06%		6.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$563,831	$537,340		$100,561		$108,325		$118,939		$131,717
Ratio of expenses to average net assets:
After waivers (a)	0.53%	0.60	%(c)	0.75%		0.66%		0.64%		0.62%
After waivers and fees paid indirectly (a)	0.53%	0.60	%(c)	N/A		0.66%		0.64%		0.62%
Before waivers and fees paid indirectly (a)	0.53%	0.60	%(c)	0.75%		0.66%		0.64%		0.62%
Ratio of net investment income to average net assets:
After waivers (a)	4.81%	4.36	%(c)	4.69%		4.65%		5.03%		5.25%
After waivers and fees paid indirectly (a)	4.81%	4.36	%(c)	N/A		4.65%		5.03%		5.25%
Before waivers and fees paid indirectly (a)	4.81%	4.36	%(c)	4.69%		4.65%		5.03%		5.25%
Portfolio turnover rate	39%	69%		36%		18%		30%		39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—		$— #	$	* *	$	* *	$	* *

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$13.55	$13.77

Income (loss) from investment operations:
Net investment income	0.30	0.38
Net realized and unrealized loss on investments and foreign currency transactions	(1.01)	(0.23)

Total from investment operations	(0.71)	0.15

Less distributions:
Dividends from net investment income	— #	(0.25)
Distributions from realized gains	—	(0.12)

Total dividends and distributions	— #	(0.37)

Net asset value, end of period	$12.84	$13.55

Total return (b)	(5.24)%	1.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,871	$58,672
Ratio of expenses to average net assets:
After waivers (a)	0.78%	0.85	%(c)
After waivers and fees paid indirectly (a)	0.78%	0.85	%(c)
Before waivers and fees paid indirectly (a)	0.78%	0.85	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.58%	4.11	%(c)
After waivers and fees paid indirectly (a)	4.58%	4.11	%(c)
Before waivers and fees paid indirectly (a)	4.58%	4.11	%(c)
Portfolio turnover rate	39%	69%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.67	$10.00

Income from investment operations:
Net investment income	0.08	0.10
Net realized and unrealized gain on investments and foreign currency transactions	0.48	0.66

Total from investment operations	0.56	0.76

Less distributions:
Dividends from net investment income	— #	(0.07)
Distributions from realized gains	— #	(0.02)

Total dividends and distributions	— #	(0.09)

Net asset value, end of period	$11.23	$10.67

Total return (b)	5.26%	7.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113	$108
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%	0.72%
Before waivers, reimbursements, and fees paid indirectly (a)	0.95%	1.50%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.46%	1.43%
After waivers, reimbursements, and fees paid indirectly (a)	1.47%	1.46%
Before waivers, reimbursements, and fees paid indirectly (a)	1.27%	0.68%
Portfolio turnover rate	17%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.05

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.68	$10.00

Income from investment operations:
Net investment income	0.07	0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.48	0.66

Total from investment operations	0.55	0.74

Less distributions
Dividends from net investment income	— #	(0.04)
Distributions from realized gains	— #	(0.02)

Total dividends and distributions	— #	(0.06)

Net asset value, end of period	$11.23	$10.68

Total return (b)	5.07%	7.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,380	$38,230
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.99%	0.97%
Before waivers, reimbursements, and fees paid indirectly (a)	1.20%	1.75%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.20%	1.18%
After waivers, reimbursements, and fees paid indirectly (a)	1.21%	1.21%
Before waivers, reimbursements, and fees paid indirectly (a)	1.00%	0.43%
Portfolio turnover rate	17%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.69	$10.00

Income from investment operations:
Net investment income	0.06	0.08
Net realized and unrealized gain on investments	0.23	0.67

Total from investment operations	0.29	0.75

Less distributions:
Dividends from net investment income	—	(0.06)
Distributions from realized gains	(0.03)	—

Total dividends and distributions	(0.03)	(0.06)

Net asset value, end of period	$10.95	$10.69

Total return (b)	2.71%	7.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110	$107
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%	0.74%
Before waivers, reimbursements, and fees paid indirectly (a)	1.13%	1.89%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.15%	1.12%
After waivers, reimbursements, and fees paid indirectly (a)	1.16%	1.13%
Before waivers, reimbursements, and fees paid indirectly (a)	0.77%	(0.02)%
Portfolio turnover rate	18%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.08

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.69	$10.00

Income from investment operations:
Net investment income	0.05	0.06
Net realized and unrealized gain on investments	0.24	0.67

Total from investment operations	0.29	0.73

Less distribution
Dividends from net investment income	—	(0.04)
Distributions from realized gains	(0.03)	—

Total dividends and distributions	(0.03)	(0.04)

Net asset value, end of period	$10.95	$10.69

Total return (b)	2.61%	7.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,261	$27,015
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.99%	0.99%
Before waivers, reimbursements, and fees paid indirectly (a)	1.38%	2.14%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.88%	0.87%
After waivers, reimbursements, and fees paid indirectly (a)	0.89%	0.88%
Before waivers, reimbursements, and fees paid indirectly (a)	0.50%	(0.27)%
Portfolio turnover rate	18%	26%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.08

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.28		$10.00

Income from investment operations:
Net investment income	0.05		0.08
Net realized and unrealized gain on investments	0.06		1.30

Total from investment operations	0.11		1.38

Less distributions:
Dividends from net investment income	—	#	(0.06)
Distributions from realized gains	(0.07)		(0.04)

Total dividends and distributions	(0.07)		(0.10)

Net asset value, end of period	$11.32		$11.28

Total return (b)	0.99%		13.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115		$114
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%
After waivers and fees paid indirectly (a)	0.79%		0.76%
Before waivers and fees paid indirectly (a)	0.85%		1.02%
Ratio of net investment income to average net assets:
After waivers (a)	0.93	%(c)	1.03%
After waivers and fees paid indirectly (a)	0.94	%(c)	1.07%
Before waivers and fees paid indirectly (a)	0.88	%(c)	0.81%
Portfolio turnover rate	11%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.02

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$11.29		$10.00

Income from investment operations:
Net investment income	0.04		0.06
Net realized and unrealized gain on investments	0.05		1.30

Total from investment operations	0.09		1.36

Less distributions:
Dividends from net investment income	—	#	(0.03)
Distributions from realized gains	(0.07)		(0.04)

Total dividends and distributions	(0.07)		(0.07)

Net asset value, end of period	$11.31		$11.29

Total return (b)	0.81%		13.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$196,755		$123,436
Ratio of expenses to average net assets:
After waivers (a)	1.05%		1.05%
After waivers and fees paid indirectly (a)	1.04%		1.01%
Before waivers and fees paid indirectly (a)	1.10%		1.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.68	%(c)	0.78%
After waivers and fees paid indirectly (a)	0.69	%(c)	0.82%
Before waivers and fees paid indirectly (a)	0.63	%(c)	0.56%
Portfolio turnover rate	11%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO(q)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)				October 2, 2002* to December 31, 2002
		Year Ended December 31,
		2005 (e)	2004	2003
Net asset value, beginning of period	$15.86	$14.67	$13.24	$10.07	$10.43

Income (loss) from investment operations:
Net investment income	0.02	0.03	0.01	— #	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04	1.56	1.42	3.17	(0.36)

Total from investment operations	0.06	1.59	1.43	3.17	(0.36)

Less distributions:
Dividends from net investment income	—	(0.01)	—	—	—
Distributions from realized gains	(0.17)	(0.39)	—	—	—

Total dividends and distributions	(0.17)	(0.40)	—	—	—

Net asset value, end of period	$15.75	$15.86	$14.67	$13.24	$10.07

Total return (b)	0.41%	10.98%	10.80%	31.48%	(3.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,052,436	$1,014,881	$579,357	$338,365	$77
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	0.90%	0.90%
After waivers and fees paid indirectly (a)	0.89%	0.89%	0.87%	0.85%	0.85%
Before waivers and fees paid indirectly (a)	0.93%	0.92%	0.94%	0.97%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.27%	0.19%	0.05%	(0.07)%	(0.11)%
After waivers and fees paid indirectly (a)	0.28%	0.20%	0.08%	(0.02)%	(0.06)%
Before waivers and fees paid indirectly (a)	0.24%	0.17%	0.01%	(0.14)%	(0.29)%
Portfolio turnover rate	37%	66%	96%	72%	140%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$— #	$— #

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,				August 31, 2001* to December 31, 2001
Class IB		2005(e)	2004	2003	2002
Net asset value, beginning of period	$15.75	$14.59	$13.20	$10.07	$11.39	$10.00

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)†	(0.02)	(0.02)	(0.01)	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03	1.56	1.41	3.15	(1.30)	1.39

Total from investment operations	0.03	1.55	1.39	3.13	(1.31)	1.39

Less distributions:
Distributions from realized gains	(0.17)	(0.39)	—	—	(0.01)	—

Net asset value, end of period	$15.61	$15.75	$14.59	$13.20	$10.07	$11.39

Total return (b)	0.29%	10.65%	10.53%	31.08%	(11.51)%	13.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,979,797	$1,768,738	$1,257,708	$903,595	$203,596	$9,292
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	1.14%	1.14%	1.12%	1.10%	1.10%	N/A
Before waivers and fees paid indirectly (a)	1.18%	1.17%	1.19%	1.22%	1.33%	3.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.02%	(0.06)%	(0.20)%	(0.32)%	(0.36)%	(0.13)%
After waivers and fees paid indirectly (a)	0.03%	(0.05)%	(0.17)%	(0.27)%	(0.31)%	N/A
Before waivers and fees paid indirectly (a)	(0.01)	(0.08)%	(0.24)%	(0.39)%	(0.54)%	(2.57)%
Portfolio turnover rate	37%	66%	96%	72%	140%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$— #	$0.02	$—
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO(r)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			October 2, 2002* to December 31, 2002
		2005 (e)	2004	2003
Net asset value, beginning of period	$15.06	$15.48	$14.71	$11.27	$10.10

Income from investment operations:
Net investment income	0.12	0.21	0.17	0.14	0.04
Net realized and unrealized gain on investments	0.59	0.28	1.42	3.40	1.24

Total from investment operations	0.71	0.49	1.59	3.54	1.28

Less distributions:
Dividends from net investment income	—	(0.18)	(0.16)	(0.10)	(0.11)
Distributions from realized gains	(0.06)	(0.73)	(0.66)	—	—

Total dividends and distributions	(0.06)	(0.91)	(0.82)	(0.10)	(0.11)

Net asset value, end of period	$15.71	$15.06	$15.48	$14.71	$11.27

Total return (b)	4.69%	3.19%	10.89%	31.57%	12.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,359,899	$1,361,870	$636,240	$355,625	$71
Ratio of expenses to average net assets:
After waivers (a)	0.63%	0.62%	N/A	0.67%	0.70%
After waivers and fees paid indirectly (a)	0.62%	0.60%	0.61%	0.66%	0.69%
Before waivers and fees paid indirectly (a)	0.63%	0.62%	0.63%	0.67%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.57%	1.35%	N/A	1.04%	0.97%
After waivers and fees paid indirectly (a)	1.57%	1.37%	1.12%	1.05%	0.98%
Before waivers and fees paid indirectly (a)	1.57%	1.35%	1.10%	1.04%	0.97%
Portfolio turnover rate	23%	52%	49%	34%	39%

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004(e)	2003(e)	2002	2001
Net asset value, beginning of period	$15.09	$15.50	$14.74	$11.29	$13.77	$13.85

Income (loss) from investment operations:
Net investment income	0.10	0.17	0.13	0.10	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.59	0.29	1.41	3.42	(2.35)	0.65

Total from investment operations	0.69	0.46	1.54	3.52	(2.27)	0.75

Less distributions:
Dividends from net investment income	—	(0.14)	(0.12)	(0.07)	(0.08)	(0.10)
Distributions from realized gains	(0.06)	(0.73)	(0.66)	—	(0.13)	(0.73)

Total dividends and distributions	(0.06)	(0.87)	(0.78)	(0.07)	(0.21)	(0.83)

Net asset value, end of period	$15.72	$15.09	$15.50	$14.74	$11.29	$13.77

Total return (b)	4.55%	2.99%	10.52%	31.28%	(16.68)%	5.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,419,367	$1,445,518	$1,459,792	$1,137,826	$680,559	$613,150
Ratio of expenses to average net assets:
After waivers (a)	0.88%	0.87%	N/A	0.92%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.87%	0.85%	0.86%	0.91%	0.94%	N/A
Before waivers and fees paid indirectly (a)	0.88%	0.87%	0.88%	0.92%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	1.32%	1.10%	N/A	0.79%	0.72%	0.85%
After waivers and fees paid indirectly (a)	1.32%	1.12%	0.87%	0.80%	0.73%	N/A
Before waivers and fees paid indirectly (a)	1.32%	1.10%	0.85%	0.79%	0.72%	0.85%
Portfolio turnover rate	23%	52%	49%	34%	39%	64%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$—	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MERCURY INTERNATIONAL VALUE PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,			March 25, 2002* to December 31, 2002
			2005 (e)	2004(e)	2003(e)
Net asset value, beginning of period	$14.20		$13.03	$10.86	$8.66	$10.52

Income (loss) from investment operations:
Net investment income	0.26		0.25	0.17	0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.55		1.19	2.21	2.30	(1.85)

Total from investment operations	1.81		1.44	2.38	2.44	(1.78)

Less distributions:
Dividends from net investment income	(0.03)		(0.27)	(0.21)	(0.24)	(0.08)
Dividends from realized gains	(0.03)		—	—	—	—

Total dividends and distributions	(0.06)		(0.27)	(0.21)	(0.24)	(0.08)

Net asset value, end of period	$15.95		$14.20	$13.03	$10.86	$8.66

Total return (b)	12.91%		11.07%	22.04%	28.27%	(16.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$475,283		$236,340	$5,598	$2,163	$108
Ratio of expenses to average net assets:
After waivers (a)	1.00%		1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%		1.00%	0.93%	0.93%	0.99%
Before waivers and fees paid indirectly (a)	1.00%		1.00%	1.00%	1.01%	1.05%
Ratio of net investment income to average net assets:
After waivers (a)	3.40	%(c)	1.83%	1.42%	1.35%	1.00%
After waivers and fees paid indirectly (a)	3.40	%(c)	1.83%	1.49%	1.42%	1.01%
Before waivers and fees paid indirectly (a)	3.40	%(c)	1.83%	1.42%	1.34%	0.95%
Portfolio turnover rate	35%		64%	63%	163%	55%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$—	$— #

	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,
Class IB			2005(e)	2004(e)	2003(e)	2002	2001
Net asset value, beginning of period	$14.20		$13.03	$10.86	$8.66	$10.46	$13.44

Income (loss) from investment operations:
Net investment income	0.24		0.21	0.14	0.11	0.06	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.56		1.19	2.21	2.31	(1.80)	(2.98)

Total from investment operations	1.80		1.40	2.35	2.42	(1.74)	(2.90)

Less distributions:
Dividends from net investment income	(0.03)		(0.23)	(0.18)	(0.22)	(0.06)	(0.06)
Distributions from realized gains	(0.03)		—	—	—	—	(0.02)

Total dividends and distributions	(0.06)		(0.23)	(0.18)	(0.22)	(0.06)	(0.08)

Net asset value, end of period	$15.94		$14.20	$13.03	$10.86	$8.66	$10.46

Total return (b)	12.76%		10.79%	21.73%	28.01%	(16.61)%	(21.55)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,372,063		$1,189,337	$894,530	$675,246	$454,735	$299,090
Ratio of expenses to average net assets:
After waivers (a)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
After waivers and fees paid indirectly (a)	1.25%		1.25%	1.18%	1.18%	1.24%	N/A
Before waivers and fees paid indirectly (a)	1.25%		1.25%	1.25%	1.26%	1.30%	1.39%
Ratio of net investment income to average net assets:
After waivers (a)	3.15	%(c)	1.58%	1.17%	1.10%	0.75%	0.66%
After waivers and fees paid indirectly (a)	3.15	%(c)	1.58%	1.24%	1.17%	0.76%	N/A
Before waivers and fees paid indirectly (a)	3.15	%(c)	1.58%	1.17%	1.09%	0.70%	0.52%
Portfolio turnover rate	35%		64%	63%	163%	55%	76%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$—	$— #	$0.02

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IA		2005 (e)	2004(e)	2003	2002	2001
Net asset value, beginning of period	$14.57	$13.32	$11.80	$9.10	$13.82	$20.91

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.01)	(0.01)	(0.01)	(0.02)	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.14)	1.26	1.53	2.71	(4.70)	(7.16)

Total from investment operations	(0.14)	1.25	1.52	2.70	(4.72)	(7.09)

Less distributions:
Distributions from realized gains	—	—	—	—	—	— #

Net asset value, end of period	$14.43	$14.57	$13.32	$11.80	$9.10	$13.82

Total return (b)	(0.89)%	9.38%	12.88%	29.67%	(34.15)%	(33.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,915	$3,304	$1,988	$27,996	$22,611	$43,918
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.71%	0.68%	0.66%	0.71%	0.72%	N/A
Before fees paid indirectly (a)	0.73%	0.71%	0.71%	0.72%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.03)%	(0.08)%	(0.05)%	(0.09)%	(0.16)%	N/A
Before fees paid indirectly (a)	(0.05)%	(0.11)%	(0.10)%	(0.10)%	(0.17)%	0.02%
Portfolio turnover rate	76%	97%	101%	105%	110%	278%

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005 (e)	2004(e)	2003	2002	2001
Net asset value, beginning of period	$14.29	$13.11	$11.64	$9.00	$13.70	$20.78

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.04)	(0.04)	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.13)	1.22	1.51	2.68	(4.65)	(7.04)

Total from investment operations	(0.15)	1.18	1.47	2.64	(4.70)	(7.08)

Less distributions:
Distributions from realized gains	—	—	—	—	—	— #

Net asset value, end of period	$14.14	$14.29	$13.11	$11.64	$9.00	$13.70

Total return (b)	(1.05)%	9.00%	12.63%	29.33%	(34.31)%	(34.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$857,499	$916,611	$958,680	$935,920	$758,033	$1,363,276
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.96%	0.93%	0.91%	0.96%	0.97%	N/A
Before fees paid indirectly (a)	0.98%	0.96%	0.96%	0.97%	0.98%	0.97%
Ratio of net investment loss to average net assets:
After fees paid indirectly (a)	(0.30)%	(0.33)%	(0.30)%	(0.34)%	(0.41)%	N/A
Before fees paid indirectly (a)	(0.32)%	(0.36)%	(0.35)%	(0.35)%	(0.42)%	(0.23)%
Portfolio turnover rate	76%	97%	101%	105%	110%	278%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MFS INVESTORS TRUST PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,			March 25, 2002* to December 31, 2002
Class IA		2005 (e)	2004	2003
Net asset value, beginning of period	$10.09	$9.46	$8.54	$7.04	$8.89

Income (loss) from investment operations:
Net investment income	0.07	0.07	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	— #	0.64	0.93	1.50	(1.84)

Total from investment operations	0.07	0.71	1.00	1.57	(1.79)

Less distributions:
Dividends from net investment income	— #	(0.08)	(0.08)	(0.07)	(0.06)

Net asset value, end of period	$10.16	$10.09	$9.46	$8.54	$7.04

Total return (b)	0.70%	7.46%	11.67%	22.28%	(20.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$174	$191	$116	$98	$79
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.66%	0.69%	0.69%
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets:
After waivers (a)	1.42%	0.73%	0.80%	0.93%	0.77%
After waivers and fees paid indirectly (a)	1.43%	0.74%	0.84%	0.94%	0.78%
Before waivers and fees paid indirectly (a)	1.42%	0.73%	0.80%	0.92%	0.76%
Portfolio turnover rate	18%	47%	90%	88%	70%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$10.10	$9.47	$8.55	$7.04	$8.97	$10.72

Income (loss) from investment operations:
Net investment income	0.06	0.05	0.05	0.05	0.04	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	— #	0.63	0.92	1.51	(1.93)	(1.75)

Total from investment operations	0.06	0.68	0.97	1.56	(1.89)	(1.71)

Less distributions:
Dividends from net investment income	— #	(0.05)	(0.05)	(0.05)	(0.04)	(0.04)

Net asset value, end of period	$10.16	$10.10	$9.47	$8.55	$7.04	$8.97

Total return (b)	0.60%	7.18%	11.37%	22.12%	(21.04)%	(15.97)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$318,825	$338,735	$341,346	$311,991	$201,141	$244,038
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.94%	0.91%	0.94%	0.94%	N/A
Before waivers and fees paid indirectly (a)	0.95%	0.95%	0.95%	0.96%	0.96%	0.97%
Ratio of net investment income to average net assets:
After waivers (a)	1.17%	0.48%	0.55%	0.68%	0.52%	0.48%
After waivers and fees paid indirectly (a)	1.18%	0.49%	0.59%	0.69%	0.53%	N/A
Before waivers and fees paid indirectly (a)	1.17%	0.48%	0.55%	0.67%	0.51%	0.46%
Portfolio turnover rate	18%	47%	90%	88%	70%	84%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO(s)(v)

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IA		2005 (e)	2004	2003(e)	2002	2001(e)
Net asset value, beginning of period	$1.000	$1.001	$1.002	$1.003	$1.002	$0.998

Income (loss) from investment operations:
Net investment income	0.022	0.029	0.012	0.009	0.016	0.038
Net realized and unrealized gain (loss) on investments	— #	— #	(0.001)	— #	— #	— †

Total from investment operations	0.022	0.029	0.011	0.009	0.016	0.038

Less distributions:
Dividends from net investment income	(0.022)	(0.030)	(0.012)	(0.010)	(0.015)	(0.034)

Net asset value, end of period	$1.000	$1.000	$1.001	$1.002	$1.003	$1.002

Total return (b)	2.18%	2.85%	1.02%	0.82%	1.54%	3.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$771,983	$737,535	$598,718	$705,877	$834,792	$860,719
Ratio of expenses to average net assets (a)	0.41%	0.39%	0.39%	0.39%	0.39%	0.40%
Ratio of net investment income to average net assets (a)	4.34%	2.86%	1.01%	0.82%	1.48%	3.80%

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004	2003(e)	2002	2001(e)
Net asset value, beginning of period	$1.000	$1.000	$1.001	$1.002	$1.002	$0.998

Income (loss) from investment operations:
Net investment income	0.020	0.027	0.009	0.006	0.012	0.030
Net realized and unrealized gain (loss) on investments	— #	— #	(0.001)	— #	0.001	0.006 †

Total from investment operations	0.020	0.027	0.008	0.006	0.013	0.036

Less distributions:
Dividends from net investment income	(0.020)	(0.027)	(0.009)	(0.007)	(0.013)	(0.032)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.001	$1.002	$1.002

Total return (b)	2.06%	2.65%	0.77%	0.57%	1.21%	3.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$923,461	$773,184	$774,625	$942,215	$1,209,341	$1,155,159
Ratio of expenses to average net assets (a)	0.66%	0.64%	0.64%	0.64%	0.64%	0.65%
Ratio of net investment income to average net assets (a)	4.10%	2.61%	0.76%	0.57%	1.23%	3.38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO(l)(t)

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31, 2005 (e)	December 13, 2004* to December 31, 2004(e)
Net asset value, beginning of period	$5.05	$4.80	$4.73

Income from investment operations:
Net investment income	0.01	0.02	—	#
Net realized and unrealized gain on investments	— #	0.25	0.09

Total from investment operations	0.01	0.27	0.09

Less distributions:
Dividends from net investment income	— #	(0.02)	(0.02)

Net asset value, end of period	$5.06	$5.05	$4.80

Total return (b)	0.20%	5.71%	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,403	$11,800	$13,837
Ratio of expenses to average net assets
After waivers (a)	0.84%	0.83%	0.76	%(c)
After waivers and fees paid indirectly (a)	0.83%	0.80%	N/A
Before waivers and fees paid indirectly (a)	0.84%	0.83%	0.76	%(c)
Ratio of net investment income to average net assets
After waivers (a)	0.39%	0.48%	0.47	%(c)
After waivers and fees paid indirectly (a)	0.40%	0.51%	N/A
Before waivers and fees paid indirectly (a)	0.39%	0.48%	0.47	%(c)
Portfolio turnover rate	32%	55%	58%

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004(e)	2003(e)	2002(e)	2001(e)
Net asset value, beginning of period	$5.06	$4.81	$4.64	$3.98	$5.21	$5.99

Income (loss) from investment operations:
Net investment income	— #	0.01	0.01	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	— #	0.25	0.18	0.67	(1.23)	(0.78)

Total from investment operations	— #	0.26	0.19	0.68	(1.21)	(0.76)

Less distributions:
Dividends from net investment income	— #	(0.01)	(0.02)	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$5.06	$5.06	$4.81	$4.64	$3.98	$5.21

Total return (b)	0.00%	5.43%	4.10%	17.05%	(23.26)%	(12.56)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$282,562	$305,851	$258,854	$265,471	$208,610	$280,279
Ratio of expenses to average net assets
After waivers (a)	1.09%	1.08%	1.12%	1.03%	0.86%	0.84%
After waivers and fees paid indirectly (a)	1.08%	1.05%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	1.09%	1.08%	1.12%	1.03%	0.86%	0.84%
Ratio of net investment income to average net assets
After waivers (a)	0.15%	0.23%	0.11%	0.34%	0.42%	0.34%
After waivers and fees paid indirectly (a)	0.16%	0.26%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly (a)	0.15%	0.23%	0.11%	0.34%	0.42%	0.34%
Portfolio turnover rate	32%	55%	58%	40%	42%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,				February 24, 2002* to December 31, 2002(e)
Class IB		2005 (e)	2004	2003(e)
Net asset value, beginning of period	$10.14	$10.31	$10.33		$10.19		$10.00

Income (loss) from investment operations:
Net investment income	0.20	0.34	0.20		0.24		0.34
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.29)	(0.26)	0.29		0.31		0.35

Total from investment operations	(0.09)	0.08	0.49		0.55		0.69

Less distributions:
Dividends from net investment income	—	(0.22)	(0.21)		(0.25)		(0.34)
Distributions from realized gains	(0.05)	(0.03)	(0.30)		(0.16)		(0.16)

Total dividends and distributions	(0.05)	(0.25)	(0.51)		(0.41)		(0.50)

Net asset value, end of period	$10.00	$10.14	$10.31		$10.33		$10.19

Total return (b)	(0.88)%	0.77%	4.78%		5.65%		7.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$303,513	$217,873	$60,511		$51,752		$31,300
Ratio of expenses to average net assets:
After waivers (a)	0.65%	0.65%	0.65%		0.65%		0.65%
Before waivers (a)	0.91%	0.96%	1.00%		0.82%		0.96%
Ratio of net investment income to average net assets:
After waivers (a)	4.03%	3.31%	2.04%		2.26%		3.46%
Before waivers (a)	3.77%	3.00%	1.69%		2.09%		3.15%
Portfolio turnover rate	584%	1,249%	396%		364%		493%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.04	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		June 9, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$9.94		$10.02

Income (loss) from investment operations:
Net investment income	0.21		0.38
Net realized and unrealized loss on investments and foreign currency transactions	(0.10)		(0.33)

Total from investment operations	0.11		0.05

Less distributions:
Dividends from net investment income	—	#	(0.13)
Distributions from realized gains	—		—	#

Total dividends and distributions	—	#	(0.13)

Net asset value, end of period	$10.05		$9.94

Total return (b)	1.11%		0.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,510,981		$1,219,936
Ratio of expenses to average net assets:
After waivers (a)	0.47	%(c)	0.40	%(c)
Before waivers (a)	0.51	%(c)	0.51	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	4.14	%(c)	3.76	%(c)
Before waivers (a)	4.10	%(c)	3.65	%(c)
Portfolio turnover rate	27%		52%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,			May 1, 2003* to December 31, 2003(e)
			2005(e)		2004
Net asset value, beginning of period	$9.95		$9.92		$9.98		$10.00

Income (loss) from investment operations:
Net investment income	0.19		0.28		0.23		0.15
Net realized and unrealized loss on investments and foreign currency transactions	(0.10)		(0.14)		(0.06)		(0.04)

Total from investment operations	0.09		0.14		0.17		0.11

Less distributions:
Dividends from net investment income	—	#	(0.11)		(0.23)		(0.13)
Distributions from realized gains	—		—	#	—		—

Total dividends and distributions	—	#	(0.11)		(0.23)		(0.13)

Net asset value, end of period	$10.04		$9.95		$9.92		$9.98

Total return (b)	0.91%		1.38%		1.70%		1.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,525		$36,314		$13,442		$9,767
Ratio of expenses to average net assets:
After waivers (a)	0.72	%(c)	0.65	%(c)	0.65%		0.65%
Before waivers (a)	0.76	%(c)	0.76	%(c)	1.22%		0.72%
Ratio of net investment income to average net assets:
After waivers (a)	3.89	%(c)	3.51	%(c)	2.55%		2.54%
Before waivers (a)	3.85	%(c)	3.40	%(c)	1.98%		2.47%
Portfolio turnover rate	27%		52%		36%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01		$0.06	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,			March 25, 2002* to December 31, 2002
			2005 (e)	2004	2003(e)
Net asset value, beginning of period	$11.68		$11.87	$10.47	$7.19	$9.32

Income (loss) from investment operations:
Net investment income	0.07		0.13	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.90		0.40	1.79	3.26	(2.12)

Total from investment operations	0.97		0.53	1.87	3.33	(2.07)

Less distributions:
Dividends from net investment income	—		(0.12)	(0.09)	(0.05)	(0.06)
Distributions from realized gains	(0.03)		(0.60)	(0.38)	—	—

Total dividends and distributions	(0.03)		(0.72)	(0.47)	(0.05)	(0.06)

Net asset value, end of period	$12.62		$11.68	$11.87	$10.47	$7.19

Total return (b)	8.31%		4.50%	17.97%	46.30%	(22.23)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$219,120		$24,343	$18,361	$7,462	$87
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35	%(c)	0.33%	0.38%	0.60%	0.60%
Before waivers and reimbursements (a)	0.35	%(c)	0.33%	0.38%	0.60%	0.60%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.16	%(c)	1.09%	0.94%	0.75%	0.91%
Before waivers and reimbursements (a)	1.16	%(c)	1.09%	0.94%	0.75%	0.91%
Portfolio turnover rate	20%		26%	21%	32%	29%

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31,
			2005(e)	2004	2003(e)	2002	2001
Net asset value, beginning of period	$11.68		$11.87	$10.47	$7.19	$9.15	$9.03

Income (loss) from investment operations:
Net investment income	0.06		0.10	0.07	0.04	0.04	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.90		0.40	1.77	3.26	(1.96)	0.13

Total from investment operations	0.96		0.50	1.84	3.30	(1.92)	0.19

Less distributions:
Dividends from net investment income	—		(0.09)	(0.06)	(0.02)	(0.04)	(0.05)
Distributions from realized gains	(0.03)		(0.60)	(0.38)	—	—	(0.02)

Total dividends and distributions	(0.03)		(0.69)	(0.44)	(0.02)	(0.04)	(0.07)

Net asset value, end of period	$12.61		$11.68	$11.87	$10.47	$7.19	$9.15

Total return (b)	8.14%		4.24%	17.67%	45.94%	(20.96)%	2.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$584,867		$517,538	$480,368	$319,634	$99,391	$82,203
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60	%(c)	0.58%	0.63%	0.85%	0.85%	0.82%
Before waivers and reimbursements (a)	0.60	%(c)	0.58%	0.63%	0.85%	0.85%	0.82%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.91	%(c)	0.84%	0.69%	0.50%	0.66%	0.74%
Before waivers and reimbursements (a)	0.91	%(c)	0.84%	0.69%	0.50%	0.66%	0.73%
Portfolio turnover rate	20%		26%	21%	32%	29%	36%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—		$—	$—	$—	$—	$— #

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TCW EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005 (e)	2004	2003(e)		2002(e)		2001(e)
Net asset value, beginning of period	$22.09	$21.25	$18.72		$12.24		$17.34		$27.92

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.17)	(0.17)		(0.11)		(0.08)		(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.33)	1.01	2.70		6.59		(5.02)		(6.42)

Total from investment operations	(1.40)	0.84	2.53		6.48		(5.10)		(6.56)

Less distributions:
Distributions from realized gains	—	—	—		—		—		(4.02)

Total dividends and distributions	—	—	—		—		—		(4.02)

Net asset value, end of period	$20.69	$22.09	$21.25		$18.72		$12.24		$17.34

Total return (b)	(6.34)%	3.95%	13.51%		52.94%		(29.41)%		(18.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$266,601	$302,413	$285,682		$282,945		$199,587		$347,320
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.13%	1.15%		1.08%		0.90%		0.88%
After waivers and fees paid indirectly (a)	1.15%	1.13%	1.14%		1.06%		0.89%		0.88%
Before waivers and fees paid indirectly (a)	1.15%	1.13%	1.17%		1.08%		0.90%		0.88%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.66)%	(0.84)%	(0.85)%		(0.72)%		(0.59)%		(0.65)%
After waivers and fees paid indirectly (a)	(0.66)%	(0.84)%	(0.84)%		(0.70)%		(0.58)%		(0.65)%
Before waivers and fees paid indirectly (a)	(0.66)%	(0.84)%	(0.87)%		(0.72)%		(0.59)%		(0.65)%
Portfolio turnover rate	20%	15%	18%		19%		15%		21%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$— #	$	* *	$	* *	$	* *

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
		2005 (e)	2004	2003(e)		2002(e)		2001(e)
Net asset value, beginning of period	$6.02	$5.56	$4.99		$3.95		$5.41		$6.20

Income (loss) from investment operations:
Net investment income	0.02	0.04	0.05		0.04		0.04		0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06	0.46	0.61		1.04		(1.45)		(0.79)

Total from investment operations	0.08	0.50	0.66		1.08		(1.41)		(0.74)

Less distributions:
Dividends from net investment income	— #	(0.04)	(0.09)		(0.04)		(0.05)		(0.05)

Net asset value, end of period	$6.10	$6.02	$5.56		$4.99		$3.95		$5.41

Total return (b)	1.34%	8.98%	13.28%		27.56%		(25.95)%		(11.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$187,010	$169,785	$132,682		$127,894		$111,429		$172,531
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%		1.03%		0.86%		0.85%
After waivers and fees paid indirectly (a)	1.03%	1.04%	N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.11%	1.11%	1.16%		1.03%		0.86%		0.85%
Ratio of net investment income to average net assets:
After waivers (a)	0.67%	0.74%	0.91%		0.84%		0.81%		0.92%
After waivers and fees paid indirectly (a)	0.69%	0.75%	N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	0.61%	0.68%	0.80%		0.84%		0.81%		0.92%
Portfolio turnover rate	15%	44%	40%		119%		19%		2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$	**	$	**	$	**

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.43	$10.00

Income from investment operations:
Net investment income	0.12	0.13
Net realized and unrealized gain on investments	0.27	0.41

Total from investment operations	0.39	0.54

Less distributions:
Dividends from net investment income	— #	(0.09)
Distributions from realized gains	(0.08)	(0.02)

Total dividends and distributions	(0.08)	(0.11)

Net asset value, end of period	$10.74	$10.43

Total return (b)	3.72%	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109	$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%
After waivers, reimbursements, and fees paid indirectly (a)	0.74%	0.74%
Before waivers, reimbursements, and fees paid indirectly (a)	0.79%	0.96%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.15%	1.97%
After waivers, reimbursements, and fees paid indirectly (a)	2.17%	1.98%
Before waivers, reimbursements, and fees paid indirectly (a)	2.11%	1.76%
Portfolio turnover rate	7%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)	April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$10.44	$10.00

Income from investment operations:
Net investment income	0.10	0.12
Net realized and unrealized gain on investments	0.28	0.40

Total from investment operations	0.38	0.52

Less distributions:
Dividends from net investment income	— #	(0.06)
Distributions from realized gains	(0.08)	(0.02)

Total dividends and distributions	(0.08)	(0.08)

Net asset value, end of period	$10.74	$10.44

Total return (b)	3.62%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$203,825	$113,526
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%
After waivers, reimbursements, and fees paid indirectly (a)	0.99%	0.99%
Before waivers, reimbursements, and fees paid indirectly (a)	1.04%	1.21%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.87%	1.72%
After waivers, reimbursements, and fees paid indirectly (a)	1.89%	1.73%
Before waivers, reimbursements, and fees paid indirectly (a)	1.83%	1.51%
Portfolio turnover rate	7%	18%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)	2005 (e)	2004	2003	October 2, 2002* to December 31, 2002
Net asset value, beginning of period	$12.87	$10.06	$8.20	$5.29	$4.85

Income from investment operations:
Net investment income	0.07	0.09	0.05	0.07	— #
Net realized and unrealized gain on investments and foreign currency transactions	1.06	3.23	1.89	2.91	0.44

Total from investment operations	1.13	3.32	1.94	2.98	0.44

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.07)	—
Distributions from realized gains	(0.12)	(0.42)	—	—	—

Total dividends and distributions	(0.12)	(0.51)	(0.08)	(0.07)	—

Net asset value, end of period	$13.88	$12.87	$10.06	$8.20	$5.29

Total return (b)	8.87%	33.04%	24.01%	56.18%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$380,534	$162,519	$4,592	$995	$62
Ratio of expenses to average net assets:
After waivers (a)	1.32%	1.55%	1.55%	1.55%	1.57%
After waivers and fees paid indirectly (a)	1.29%	1.53%	1.50%	1.53%	1.56%
Before waivers and fees paid indirectly (a)	1.32%	1.55%	1.55%	1.55%	1.62%
Ratio of net investment income to average net assets:
After waivers (a)	0.97%	0.69%	0.75%	1.33%	0.13%
After waivers and fees paid indirectly (a)	1.00%	0.71%	0.80%	1.35%	0.14%
Before waivers and fees paid indirectly (a)	0.97%	0.69%	0.75%	1.33%	0.08%
Portfolio turnover rate	38%	52%	57%	81%	78%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$— #	$— #

	Six Months Ended June 30, 2006 (e) (Unaudited)	Year Ended December 31,
Class IB		2005(e)	2004	2003	2002	2001
Net asset value, beginning of period	$12.87	$10.06	$8.19	$5.28	$5.61	$5.93

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	0.04	0.05	(0.01)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.06	3.25	1.89	2.91	(0.32)	(0.33)

Total from investment operations	1.11	3.30	1.93	2.96	(0.33)	(0.31)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)	(0.05)	—	—
Distributions from realized gains	(0.12)	(0.42)	—	—	—	(0.01)

Total dividends and distributions	(0.12)	(0.49)	(0.06)	(0.05)	—	(0.01)

Net asset value, end of period	$13.86	$12.87	$10.06	$8.19	$5.28	$5.61

Total return (b)	8.71%	32.84%	23.58%	56.09%	(6.05)%	(5.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,385,100	$1,140,481	$615,499	$389,893	$193,115	$183,868
Ratio of expenses to average net assets:
After waivers (a)	1.57%	1.80%	1.80%	1.80%	1.82%	1.78%
After waivers and fees paid indirectly (a)	1.54%	1.78%	1.75%	1.78%	1.81%	N/A
Before waivers and fees paid indirectly (a)	1.57%	1.80%	1.80%	1.80%	1.87%	2.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.71%	0.44%	0.50%	1.08%	(0.12)%	0.32%
After waivers and fees paid indirectly (a)	0.73%	0.46%	0.55%	1.10%	(0.11)%	N/A
Before waivers and fees paid indirectly (a)	0.71%	0.44%	0.50%	1.08%	(0.17)%	(0.03)%
Portfolio turnover rate	38%	52%	57%	81%	78%	143%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$—	$—	$— #	$— #	$0.02
See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$12.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.01)
Net realized and unrealized gain on investments	0.38		2.52

Total from investment operations	0.42		2.51

Less Distributions:
Dividends from net investment income	—		—
Distributions from realized gains	(0.01)		—

Total dividends and distributions	(0.01)		—

Net asset value, end of period	$12.92		$12.51

Total return (b)	3.36%		25.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129		$125
Ratio of expenses to average net assets:
After waivers (a)	0.80%		0.80%
After waivers and fees paid indirectly (a)	0.76%		0.77%
Before waivers (a)	0.91%		1.45%
Ratio of net investment income to average net assets:
After waivers (a)	0.49	%(c)	(0.12)%
After waivers and fees paid indirectly (a)	0.53	%(c)	(0.09)%
Before waivers (a)	0.38	%(c)	(0.77)%
Portfolio turnover rate	32%		39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.05

Class IB	Six Months Ended June 30, 2006 (e) (Unaudited)		April 29, 2005* to December 31, 2005 (e)
Net asset value, beginning of period	$12.48		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.03)
Net realized and unrealized gain on investments	0.39		2.51

Total from investment operations	0.41		2.48

Less Distributions:
Dividends from net investment income	—		—
Distributions from realized gains	(0.01)		—

Total dividends and distributions	(0.01)		—

Net asset value, end of period	$12.88		$12.48

Total return (b)	3.29%		24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$107,249		$49,826
Ratio of expenses to average net assets:
After waivers (a)	1.05%		1.05%
After waivers and fees paid indirectly (a)	1.01%		1.02%
Before waivers and fees paid indirectly (a)	1.16%		1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.24	%(c)	(0.37)%
After waivers and fees paid indirectly (a)	0.28	%(c)	(0.34)%
Before waivers (a)	0.13	%(c)	(1.02)%
Portfolio turnover rate	32%		39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01		$0.05

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO MONTGOMERY SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class IA	Six Months Ended June 30, 2006 (e) (Unaudited)		Year Ended December 31, 2005 (e)	October 1, 2004* to December 31, 2004
Net asset value, beginning of period	$11.40		$11.44	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.07)	(0.02)
Net realized and unrealized gain on investments	1.34		0.74	1.46

Total from investment operations	1.31		0.67	1.44

Less Distributions:
Distributions from realized gains	(0.06)		(0.71)	—

Net asset value, end of period	$12.65		$11.40	$11.44

Total return (b)	11.49%		5.92%	14.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135		$121	$114
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05	%(c)	1.05%	1.03%
After waivers, reimbursements and fees paid indirectly (a)	0.84	%(c)	0.87%	1.01%
Before waivers, reimbursements and fees paid indirectly (a)	1.31	%(c)	3.05%	7.36%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.71	)%(c)	(0.80)%	(0.81)%
After waivers, reimbursements and fees paid indirectly (a)	(0.50	)%(c)	(0.62)%	(0.79)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.97	)%(c)	(2.80)%	(7.14)%
Portfolio turnover rate	75%		168%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.02		$0.22	$0.65

Class IB	Six Months Ended June 30, 2006(e) (Unaudited)		Year Ended December 31, 2005(e)	October 1, 2004* to December 31, 2004
Net asset value, beginning of period	$11.37		$11.43	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.10)	(0.03)
Net realized and unrealized gain on investments	1.34		0.75	1.46

Total from investment operations	1.29		0.65	1.43

Less Distributions:
Distributions from realized gains	(0.06)		(0.71)	—

Net asset value, end of period	$12.60		$11.37	$11.43

Total return (b)	11.35%		5.75%	14.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,690		$13,638	$3,598
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30	%(c)	1.30%	1.28%
After waivers, reimbursements and fees paid indirectly (a)	1.09	%(c)	1.12%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)	1.56	%(c)	3.30%	7.61%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.96	)%(c)	(1.05)%	(1.06)%
After waivers, reimbursements and fees paid indirectly (a)	(0.75	)%(c)	(0.87)%	(1.04)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.22	)%(c)	(3.05)%	(7.39)%
Portfolio turnover rate	75%		168%	47%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$0.02		$0.22	$0.65

See Notes to Financial Statements.

EQ ADVISORS TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of Operations.

**	Prior to December 31, 2004, these ratios and per share amounts were not provided.

†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#	Per share amount is less than $0.01.

‡	Amount is less than 1%.

‡‡	Amount is less than 0.01%.

(a)	Ratios for periods less than one year are annualized.

(b)	Total returns for periods less than one year are not annualized.

(c)	Reflects overall fund ratios for investment income and non-class specific expense.

(d)	Reflects purchases and sales from change in investment strategy.

(e)	Net investment income and capital changes per share are based on monthly average shares outstanding.

(f)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio.

(g)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.

(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

(i)	On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Mercury International Value Portfolio.

(j)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.

(k)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.

(l)	On February 28, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the Enterprise Balanced Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Montag & Caldwell Growth Portfolio.

(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.

(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Boston Advisors Equity Income Portfolio.

(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Calvert Socially Responsible Portfolio.

(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.

(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Marsico Focus Portfolio.

(r)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Deep Value Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Mercury Basic Value Equity Portfolio.

(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.

(t)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Multi-Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Montag & Caldwell Growth Portfolio.

(u)	On September 9, 2005, this Portfolio converted to a “fund of funds” structure and was renamed EQ/Enterprise Moderate Allocation Portfolio. The information from January 1, 2001 through December 31, 2004 is that of the predecessor EQ/Enterprise Managed Portfolio. Information for the year ended December 31, 2005 includes the results of the operations of the predecessor EQ/Enterprise Managed Portfolio from January 1, 2005 through September 9, 2005.

(v)	On July 7, 2005, this Portfolio split its shares as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the stock split.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

Note 1 Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company with forty-eight diversified portfolios and five non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio, EQ/Van Kampen Emerging Markets Equity Portfolio, and the EQ/Legg Mason Value Equity Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The EQ/Enterprise Moderate Allocation Portfolio is a type of mutual fund often described as “fund of funds.” The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable Life Insurance Company (“AXA Equitable”), an indirect wholly-owned subsidiary of AXA.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for their Portfolios.

The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2006, the Trust had Class IB shares outstanding for each Portfolio except for the EQ/Government Securities Portfolio. In addition, as of and during the six months ended June 30, 2006, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Boston Advisors Equity Income Portfolio and EQ/Montag & Caldwell Growth Portfolio. AXA Equitable is the primary shareholder of Class IA shares for EQ/Ariel Appreciation II Portfolio, EQ/Legg Mason Value Equity Portfolio, EQ/Lord Abbett Growth & Income Portfolio, EQ/Lord Abbett Large Cap Core Portfolio, EQ/Lord Abbett Mid Cap Value, EQ/Van Kampen Comstock Portfolio, EQ/Van Kampen Mid Cap Growth Portfolio, and EQ/Wells Fargo Montgomery Small Cap Portfolio.

The investment objectives of each Portfolio are as follows:

EQ/Enterprise Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Alliance Common Stock Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable)) — Seeks to achieve long-term growth of capital.

EQ/Alliance Growth and Income Portfolio (advised by AllianceBernstein) — Seeks to provide a high total return.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

EQ/Alliance Intermediate Government Securities Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with relative stability of principal.

EQ/Alliance International Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/Alliance Large Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/Alliance Quality Bond Portfolio (advised by AllianceBernstein) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Alliance Small Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/Ariel Appreciation II Portfolio (advised by Ariel Capital Management, LLC) — Seeks long-term capital appreciation.

EQ/Bear Stearns Small Company Growth Portfolio (advised by Bear Stearns Asset Management Inc.) — Seeks to achieve capital appreciation.

EQ/Bernstein Diversified Value Portfolio (advised by AllianceBernstein) — Seeks capital appreciation.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc.) — Seeks long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks long-term growth of capital.

EQ/Capital Guardian International Portfolio (advised by Capital Guardian) — To achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Caywood-Scholl High Yield Bond Portfolio (advised by Caywood-Scholl Capital Management) — Seeks to maximize current income.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Evergreen International Bond Portfolio (advised by Evergreen Investment Management Company, LLC (“Evergreen”)) — Seeks capital growth and current income.

EQ/Evergreen Omega Portfolio (advised by Evergreen) — Seeks long-term capital growth.

EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company (“FMR”)) — Seeks long-term growth of capital.

EQ/FI Mid Cap Value Portfolio (advised by FMR) — Seeks long-term capital appreciation.

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”))— Seeks to achieve capital appreciation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Government Securities Portfolio (advised by Fund Asset Management, L.P. (“FAM”, doing business as Mercury Advisers)) — Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

EQ/Intermediate Term Bond Portfolio (advised by FAM) — Seeks to maximize income and capital appreciation through investment in intermediate-maturity debt obligations.

EQ/International Growth Portfolio (advised by MFS Investment Management (“MFS”)) — Seeks to achieve capital appreciation.

EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management, LLC) — Seeks long-term growth of capital.

EQ/JPMorgan Core Bond Portfolio (advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

EQ/JPMorgan Value Opportunities Portfolio (advised by JPMorgan) — Long-term capital appreciation.

EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management, LLC) — Seeks capital appreciation.

EQ/Legg Mason Value Equity Portfolio (advised by Legg Mason Capital Management, Inc.) — Seeks long-term growth of capital.

EQ/Long Term Bond Portfolio (advised by FAM) — Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord, Abbett & Co. LLC (“Lord Abbett”)) — Capital appreciation and growth of income without excessive fluctuation in market value.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Capital appreciation and growth of income with reasonable risk.

EQ/Lord Abbett Mid Cap Value Portfolio (advised by Lord Abbett) — Capital appreciation.

EQ/Marsico Focus Portfolio (advised by Marsico Capital Management, LLC) — Seeks long-term growth of capital.

EQ/Mercury Basic Value Equity Portfolio (advised by FAM) — Seeks capital appreciation and, secondarily, income.

EQ/Mercury International Value Portfolio (advised by Merrill Lynch Investment Managers International Limited) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

EQ/MFS Emerging Growth Companies Portfolio (advised by MFS) — Seeks to provide long-term capital growth.

EQ/MFS Investors Trust Portfolio (advised by MFS) — Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, Inc.) — Seeks to achieve capital appreciation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

EQ/PIMCO Real Return Portfolio (advised by Pacific Investment Management Company, LLC) — Seeks maximum real return consistent with preservation of real capital and prudent investment management.

EQ/Short Duration Bond Portfolio (advised by FAM) — Seeks current income with reduced volatility of principal.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

EQ/TCW Equity Portfolio (advised by TCW Investment Management Company) — Seeks to achieve long-term capital appreciation.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Morgan Stanley Investment Management, Inc. (“MSIM”)) — Capital growth and income.

EQ/Van Kampen Emerging Markets Equity Portfolio (advised by MSIM) — Seeks long-term capital appreciation.

EQ/Van Kampen Mid Cap Growth Portfolio (advised by MSIM) — Capital growth.

EQ/Wells Fargo Montgomery Small Cap Portfolio (advised by Wells Capital Management, Inc.) — Seeks long-term capital appreciation.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

Investments in the EQ/Enterprise Moderate Allocation Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods. All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and Fund of Fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes.

Fees Paid Indirectly:

For all Portfolios, the Trustees have approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected in the Statements of Operations. For the six months ended June 30, 2006, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
EQ/Enterprise Moderate Allocation	$1,441
EQ/Alliance Common Stock	786,350
EQ/Alliance Growth and Income	262,904
EQ/Alliance International	68,296
EQ/Alliance Large Cap Growth	100,863
EQ/Alliance Small Cap Growth	116,683
EQ/Ariel Appreciation II	18,530
EQ/Bernstein Diversified Value	356,455
EQ/Capital Guardian Growth	21,594

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Portfolios:	Amount
EQ/Capital Guardian International	$42,056
EQ/Capital Guardian Research	57,927
EQ/Capital Guardian U.S. Equity	35,677
EQ/Evergreen Omega	88,891
EQ/FI Mid Cap	557,742
EQ/FI Mid Cap Value	300,202
EQ/GAMCO Mergers and Acquisitions	11,972
EQ/GAMCO Small Company Value	24,944
EQ/Janus Large Cap Growth	26,171
EQ/JPMorgan Value Opportunities	1
EQ/Lazard Small Cap Value	575,489
EQ/Legg Mason Value Equity	12,384
EQ/Lord Abbett Growth and Income	2,473
EQ/Lord Abbett Large Cap Core	1,370
EQ/Lord Abbett Mid Cap Value	6,464
EQ/Marsico Focus	77,069
EQ/Mercury Basic Value Equity	95,411
EQ/MFS Emerging Growth Companies	83,769
EQ/MFS Investors Trust	16,702
EQ/Montag & Caldwell Growth	19,441
EQ/TCW Equity	375
EQ/UBS Growth and Income	21,138
EQ/Van Kampen Comstock	11,076
EQ/Van Kampen Emerging Markets Equity	183,726
EQ/Van Kampen Mid Cap Growth	15,586
EQ/Wells Fargo Montgomery Small Cap	31,993

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank (“JPMorgan”), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2006, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at June 30, 2006.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable (the “Manager”). The Management Agreements state that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with investment sub-advisers (“Advisers”) to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2006, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/Enterprise Moderate Allocation	0.100% of average daily net assets
EQ/Equity 500 Index	0.250% of average daily net assets
EQ/Small Company Index	0.250% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $400 Million	Next $400 Million	Thereafter
EQ/GAMCO Small Company Value	0.800%	0.750%	0.700%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $400 Million	Next $400 Million	Thereafter
EQ/Government Securities	0.500%	0.350%	0.300%
EQ/Intermediate Term Bond	0.500%	0.350%	0.300%
EQ/Long Term Bond	0.500%	0.350%	0.300%
EQ/TCW Equity	0.800%	0.750%	0.700%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Alliance Intermediate Government Securities	0.500%	0.475%	0.450%	0.430%	0.420%
EQ/Alliance Quality Bond	0.525%	0.500%	0.475%	0.455%	0.445%
EQ/Caywood-Scholl High Yield Bond	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/Evergreen International Bond	0.700%	0.675%	0.650%	0.630%	0.620%
EQ/JPMorgan Core Bond	0.450%	0.425%	0.400%	0.380%	0.370%
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Real Return	0.550%	0.525%	0.500%	0.480%	0.470%
EQ/Short Duration Bond	0.450%	0.425%	0.400%	0.380%	0.370%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Alliance Common Stock	0.550%	0.500%	0.475%	0.450%	0.425%
EQ/Alliance Growth and Income	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Alliance International	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Alliance Large Cap Growth	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Alliance Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Ariel Appreciation II	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Bear Stearns Small Company Growth	1.000%	0.950%	0.925%	0.900%	0.875%
EQ/Bernstein Diversified Value	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Calvert Socially Responsible	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Growth	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian International	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian U.S. Equity	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Evergreen Omega	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/FI Mid Cap	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/FI Mid Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Janus Large Cap Growth	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Lazard Small Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Legg Mason Value Equity	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Growth & Income	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Mid Cap Value	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Marsico Focus	0.900%	0.850%	0.825%	0.800%	0.775%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Mercury Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Mercury International Value	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/MFS Emerging Growth Companies	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/MFS Investors Trust	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Montag & Caldwell Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Van Kampen Emerging Markets Equity	1.150%	1.100%	1.075%	1.050%	1.025%
EQ/Van Kampen Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Wells Fargo Montgomery Small Cap	0.850%	0.800%	0.775%	0.750%	0.725%

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

AXA Equitable serves as Administrator to the Trust. As Administrator, AXA Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. AXA Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays AXA Equitable an annual fee payable monthly per the following fee schedule effective May 1, 2006:

Fixed Charge

$30,000 for each Portfolio, with the exception of EQ/Enterprise Moderate Allocation Portfolio, and for each portion of the Portfolio for which separate administrative services are provided, (e.g., portions of a Portfolio allocated to separate Advisers).

Total Trust Average Net Asset Charge*

0.1200 of 1% on the first $3.0 billion

0.1100 of 1% on the next $3.0 billion

0.1050 of 1% on the next $4.0 billion

0.1000 of 1% on the next $20.0 billion

0.0975 of 1% in excess of $30.0 billion

*	With the exception of the EQ/Enterprise Moderate Allocation Portfolio.

Prior to May 1, 2006, the Administrative fee structure was as follows:

Fixed Charge

$30,000 for each Portfolio, with the exception of EQ/Enterprise Moderate Allocation Portfolio, and for each portion of the Portfolio for which separate administrative services are provided, (e.g., portions of a Portfolio allocated to separate Advisers).

Total Trust Average Net Asset Charge*

0.0400 of 1% on the first $3.0 billion

0.0300 of 1% on the next $3.0 billion

0.0250 of 1% on the next $4.0 billion

0.0225 of 1% in excess of $10.0 billion

*	With the exception of the EQ/Enterprise Moderate Allocation Portfolio.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

The EQ/Enterprise Moderate Allocation Portfolio pays an annual rate of 0.15% of average daily net assets plus a fixed charge of $35,000.

Pursuant to a sub-administration arrangement with AXA Equitable, JPMorgan Investors Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and to make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust’s Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IB shares. The Trust’s Class IA shares are not subject to such fees.

Note 6 Expense Limitation

In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust’s Class IB Distribution Plan) of such Portfolios are limited to:

0.10% of average daily net assets of the

EQ/Enterprise Moderate Allocation Portfolio

0.60% of average daily net assets of the

EQ/JPMorgan Core Bond Portfolio

EQ/Short Duration Bond Portfolio*

EQ/Small Company Index Portfolio

0.65% of average daily net assets of the

EQ/PIMCO Real Return Portfolio**

0.70% of average daily net assets of the

EQ/Bernstein Diversified Value Portfolio

EQ/Capital Guardian Growth Portfolio

EQ/Capital Guardian Research Portfolio

EQ/Capital Guardian U.S. Equity Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Mercury Basic Value Equity Portfolio

EQ/MFS Investors Trust Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

0.75% of average daily net assets of the

EQ/Caywood-Scholl High Yield Bond Portfolio***

EQ/FI Mid Cap Portfolio

EQ/Government Securities Portfolio

EQ/Intermediate Term Bond Portfolio

EQ/Legg Mason Value Equity Portfolio

EQ/Long Term Bond Portfolio

EQ/Lord Abbett Growth and Income Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

EQ/Van Kampen Comstock Portfolio

0.80% of average daily net assets of the

EQ/Alliance Large Cap Growth Portfolio

EQ/Boston Advisors Equity Income Portfolio

EQ/Calvert Socially Responsible Portfolio

EQ/Lord Abbett Mid Cap Value Portfolio

EQ/UBS Growth and Income Portfolio

EQ/Van Kampen Mid Cap Growth Portfolio

0.85% of average daily net assets of the

EQ/Alliance International Portfolio

EQ/FI Mid Cap Value Portfolio

EQ/Lazard Small Cap Value Portfolio

0.90% of average daily net assets of the

EQ/Ariel Appreciation II Portfolio

EQ/Evergreen International Bond Portfolio

EQ/Evergreen Omega Portfolio****

EQ/Janus Large Cap Growth Portfolio

EQ/Marsico Focus Portfolio

EQ/Montag & Caldwell Growth Portfolio

EQ/TCW Equity Portfolio

0.95% of average daily net assets of the

EQ/Capital Guardian International Portfolio

1.00% of average daily net assets of the

EQ/Mercury International Value Portfolio

1.05% of average daily net assets of the

EQ/Bear Stearns Small Company Growth Portfolio

EQ/GAMCO Small Company Value Portfolio

EQ/Wells Fargo Montgomery Small Cap Portfolio

1.20% of average daily net assets of the

EQ/GAMCO Mergers and Acquisitions Portfolio

1.30% of average daily net assets of the

EQ/International Growth Portfolio

1.55% of average daily net assets of the

EQ/Van Kampen Emerging Markets Equity Portfolio

*	Effective May 1, 2006. Prior to May 1, 2006, the limitation was 0.40%.

**	Effective May 1, 2006. Prior to May 1, 2006, the limitation was 0.40%. In addition, the Manager has voluntarily agreed to limit the expenses to 0.40%. This arrangement may be terminated at any time.

***	Effective May 1, 2006. Prior to May 1, 2006, the limitation was 0.60%.

****	Effective May 1, 2006. Prior to May 1, 2006, the limitation was 0.70%.

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

for certain Portfolios, as indicated by a “†” in the following chart), provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2006, the Manager received a total of $984,202 in reimbursement for all of the Portfolios within the Trust. At June 30, 2006, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through						Total Eligible for Reimbursement
Portfolios:	2006	2007	2008	2009	2010	2011
EQ/Enterprise Moderate Allocation†	$—	$296,620	$553,946	$504,457	$—	$—	$1,355,023
EQ/Alliance International†	—	50,767	41,633	169,790	—	—	262,190
EQ/Alliance Large Cap Growth†	254,645	1,062,486	1,596,129	897,398	—	—	3,810,658
EQ/Ariel Appreciation II†	—	—	84,650	41,484	—	—	126,134
EQ/Bear Stearns Small Company Growth†	—	53,919	88,923	64,841	—	—	207,683
EQ/Boston Advisors Equity Income†	—	56,744	96,394	84,802	—	—	237,940
EQ/Calvert Socially Responsible†	42,659	55,563	26,089	10,487	—	—	134,798
EQ/Capital Guardian Growth	58,722	168,223	184,296	101,921	94,423	84,604	692,189
EQ/Capital Guardian International†	134,590	283,075	354,344	184,201	—	—	956,210
EQ/Capital Guardian Research†	41,785	36,209	32,224	129,314	—	—	239,532
EQ/Capital Guardian U.S. Equity†	50,774	40,043	5,108	135,780	—	—	211,705
EQ/Caywood-Scholl High Yield Bond†	—	87,447	146,764	48,743	—	—	282,954
EQ/Evergreen International Bond†	—	—	100,930	24,927	—	—	125,857
EQ/Evergreen Omega	57,759	104,124	106,256	91,070	84,888	25,579	469,676
EQ/FI Mid Cap†	62,323	133,611	2,336	150,451	—	—	348,721
EQ/GAMCO Mergersand Acquisitions†	—	35,469	51,833	—	—	—	87,302
EQ/Intermediate Term Bond†	—	3,589	15,635	3,111	—	—	22,335
EQ/Janus Large Cap Growth†	101,716	222,772	235,149	157,838	—	—	717,475
EQ/Legg Mason Value Equity†	—	—	83,988	36,694	—	—	120,682
EQ/Lord Abbett Growthand Income†	—	—	91,295	54,336	—	—	145,631
EQ/Lord Abbett Large Cap Core†	—	—	107,918	68,531	—	—	176,449

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

	Amount Eligible through						Total Eligible for Reimbursement
Portfolios:	2006	2007	2008	2009	2010	2011
EQ/Lord Abbett Mid Cap Value†	$—	$—	$84,564	$41,990	$—	$—	$126,554
EQ/Marsico Focus†	317,923	599,124	377,886	406,389	—	—	1,701,322
EQ/Mercury International Value	—	—	—	25,167	—	—	25,167
EQ/MFS Investors Trust	—	10,135	26,337	—	—	27,411	63,883
EQ/PIMCO Real Return†	—	125,842	331,851	341,855	—	—	799,548
EQ/Short Duration Bond†	—	—	411,151	379,342	—	—	790,493
EQ/UBS Growth and Income†	—	59,101	85,522	55,876	—	—	200,499
EQ/Van Kampen Comstock†	—	—	71,997	34,867	—	—	106,864
EQ/Van Kampen Mid Cap Growth†	—	—	85,445	43,646	—	—	129,091
EQ/Wells Fargo Montgomery Small Cap†	—	49,825	142,403	39,456	—	—	231,684

The EQ/Moderate Allocation Portfolio invests exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, the EQ/Moderate Allocation Portfolio, in addition to it’s own expenses such as management fees, bears it’s pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the EQ/Moderate Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average net assets) incurred indirectly in connection with the EQ/Moderate Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
EQ/Moderate Allocation	0.65% to 0.90%

Thus, the net expense ratio of the Class B shares of the EQ/Moderate Allocation Portfolio, including the EQ/Moderate Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class B
EQ/Moderate Allocation	1.00% to 1.25%

Absent the Expense Limitation Agreement of the EQ/Moderate Allocation Portfolio, the total expense ratio of the Class B shares of the EQ/Moderate Allocation Portfolio would range from:

Portfolios:	Class B
EQ/Moderate Allocation	1.18% to 1.43%

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Deferred Compensation Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Deferred Compensation Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Deferred Compensation Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2006, the total amount deferred by the Trustees participating in the Deferred Compensation Plan was $1,007,187 for all the Portfolios within the Trust.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Note 8 Percentage of Ownership by Affiliated Portfolios

Shares of some of the Portfolios are held by the EQ/Enterprise Moderate Allocation Portfolio and the AXA Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by AXA Equitable. The following tables represent the percentage of ownership that each Allocation Portfolio and the EQ/ Enterprise Moderate Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2006.

Portfolios:	EQ/ Enterprise Moderate Allocation
AXA Premier VIP Aggressive Equity	0.66%
AXA Premier VIP Core Bond	3.64
AXA Premier VIP High Yield	1.17
AXA Premier VIP Large Cap Core Equity	5.47
AXA Premier VIP Large Cap Value	0.77
AXA Premier VIP Mid Cap Growth	0.50
AXA Premier VIP Mid Cap Value	1.05
EQ/Alliance Quality Bond	3.28
EQ/Bernstein Diversified Value	1.66
EQ/Lazard Small Cap Value	1.08
EQ/Long Term Bond	2.91
EQ/Marsico Focus	1.49
EQ/Mercury Basic Value Equity	2.20
EQ/Short Duration Bond	3.85
EQ/Small Company Index	1.69

Portfolios:	AXA Conservative Allocation		AXA Conservative- Plus Allocation		AXA Moderate Allocation		AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/Alliance Large Cap Growth	—%		—%		8.80%		2.21%	0.88%
EQ/Alliance Quality Bond	0.40		0.88		50.67		8.49	0.75
EQ/Bernstein Diversified Value	0.47		1.67		11.43		12.61	3.90
EQ/Capital Guardian International	0.18		0.84		10.90		10.32	1.55
EQ/Evergreen International Bond	4.68		8.11		68.26		—	—
EQ/Lazard Small Cap Value	—		0.70		10.98		10.79	4.04
EQ/Long Term Bond	5.29		7.54		32.83		28.12	—
EQ/Marsico Focus	0.30		1.34		13.61		12.95	4.07
EQ/Mercury Basic Value Equity	0.30		1.19		25.71		15.50	3.39
EQ/Mercury International Value	0.12		0.58		7.49		11.73	4.85
EQ/Money Market	—	#	—	#	—	#	—	—
EQ/Short Duration Bond	7.54		11.17		47.34		24.71	—
EQ/Small Company Index	—		1.27		5.32		10.94	4.04
EQ/Van Kampen Emerging Markets Equity	—		—		8.65		9.33	2.52

#	Percentage of ownership is less than 0.005%.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Note 9 Substitution and Reorganization Transactions

After the close of business on July 7, 2005, EQ/Money Market Portfolio effected a stock split in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. The dividend consisted of 10.345 shares and 10.303 shares in exchange for one (1) share of the Portfolio’s Class IA and Class IB shares, respectively. All transactions in capital stock and per share data prior to July 8, 2005, have been restated to give effect to the split.

After the close of business on September 9, 2005, EQ/Boston Advisors Equity Income Portfolio acquired the net assets of the EQ/MONY Equity Income Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 1,985,297 Class IA shares of EQ/Boston Advisors Equity Income Portfolio (valued at $12,860,653) for the Class IA shares of EQ/MONY Equity Income Portfolio outstanding on September 9, 2005. EQ/MONY Equity Income Portfolio’s net assets at that date ($12,860,653), including $1,728,706 of unrealized appreciation, were combined with those of EQ/ Boston Advisors Equity Income Portfolio.

After the close of business on September 9, 2005, EQ/Calvert Socially Responsible Portfolio acquired the net assets of the EQ/Enterprise Global Socially Responsive Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 618,305 Class IB shares of EQ/Calvert Socially Responsible Portfolio (valued at $5,062,169) for the Class IB shares of EQ/ Enterprise Global Socially Responsive Portfolio outstanding on September 9, 2005. EQ/Enterprise Global Socially Responsive Portfolio’s net assets at that date ($5,062,169), including $642,062 of unrealized appreciation, were combined with those of EQ/Calvert Socially Responsible Portfolio.

After the close of business on September 9, 2005, EQ/Capital Guardian Research Portfolio acquired the net assets of the EQ/MONY Diversified Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 134,739 Class IA shares of EQ/Capital Guardian Research Portfolio (valued at $1,663,967) for the Class IA shares of EQ/MONY Diversified Portfolio outstanding on September 9, 2005. EQ/MONY Diversified Portfolio’s net assets at that date ($1,663,967), including $299,620 of unrealized appreciation, were combined with those of EQ/Capital Guardian Research Portfolio.

After the close of business on September 9, 2005, EQ/Capital Guardian Research Portfolio acquired the net assets of the EQ/MONY Equity Growth Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 120,687 Class IA shares of EQ/Capital Guardian Research Portfolio (valued at $1,490,324) for the Class IA shares of EQ/MONY Equity Growth Portfolio outstanding on September 9, 2005. EQ/MONY Equity Growth Portfolio’s net assets at that date ($1,490,324), including $314,544 of unrealized appreciation, were combined with those of EQ/Capital Guardian Research Portfolio.

After the close of business on September 9, 2005, EQ/Marsico Focus Portfolio acquired the net assets of the EQ/Enterprise Capital Appreciation Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 3,503,828 Class IB shares of EQ/Marsico Focus Portfolio (valued at $53,180,009) for the Class IB shares of EQ/Enterprise Capital Appreciation Portfolio outstanding on September 9, 2005. EQ/Enterprise Capital Appreciation Portfolio’s net assets at that date ($53,180,009), including $16,144,915 of unrealized appreciation, were combined with those of EQ/Marsico Focus Portfolio.

After the close of business on September 9, 2005, EQ/Mercury Basic Value Equity Portfolio acquired the net assets of the EQ/Enterprise Deep Value Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

reorganization was accomplished by a tax-free exchange of 456,883 Class IB shares of EQ/Mercury Basic Value Equity Portfolio (valued at $7,099,624) for the Class IB shares of EQ/Enterprise Deep Value Portfolio outstanding on September 9, 2005. EQ/Enterprise Deep Value Portfolio’s net assets at that date ($7,099,624), including $1,042,255 of unrealized appreciation, were combined with those of EQ/Mercury Basic Value Equity Portfolio.

After the close of business on September 9, 2005, EQ/Money Market Portfolio acquired the net assets of the EQ/MONY Money Market Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 161,329,233 Class IA shares of EQ/Money Market Portfolio (valued at $161,341,435) for the Class IA shares of EQ/MONY Money Market Portfolio outstanding on September 9, 2005. EQ/MONY Money Market Portfolio’s net assets at that date ($161,341,435), were combined with those of EQ/Money Market Portfolio.

After the close of business on September 9, 2005, EQ/Montag & Caldwell Growth Portfolio acquired the net assets of the EQ/Enterprise Multi-Cap Growth Portfolio, an affiliate of the Trust, pursuant to a Plan of Reorganization and Termination. For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 11,433,179 Class IB shares of EQ/Montag & Caldwell Growth Portfolio (valued at $58,877,533) for the Class IB shares of EQ/Enterprise Multi-Cap Growth Portfolio outstanding on September 9, 2005. EQ/Enterprise Multi-Cap Growth Portfolio’s net assets at that date ($58,877,533), including $5,736,092 of unrealized appreciation, were combined with those of EQ/Montag & Caldwell Growth.

After the close of business on September 9, 2005, EQ/Enterprise Managed Portfolio converted to a “fund of funds” structure and was renamed EQ/Enterprise Moderate Allocation Portfolio. Accordingly, the investment objective changed from one which seeks to achieve growth of capital over time to one which seeks long-term capital appreciation and current income.

Note 10 Subsequent Events

EQ/Van Kampen Emerging Markets Equity Portfolio

At a Special Telephone Meeting held on May 8, 2006, the Trustees approved a change in the diversification status for the EQ/Van Kampen Emerging Markets Equity Portfolio from non-diversified to diversified status.

EQ/Intermediate Term Bond Portfolio

At a Board meeting held on June 8, 2006, the Trustees approved the proposed conversion of the EQ/ Intermediate Term Bond Portfolio to a bond index portfolio, as well as a corresponding name change to the EQ/Bond Index Portfolio. The investment objective of the EQ/Bond Index Portfolio will be to seek a total return before expenses that approximates the total return performance of the Lehman Brothers Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Lehman Brothers Aggregate Bond Index. The conversion is anticipated to occur on or about August 25, 2006.

At a Board meeting held on July 11, 2006, the Board approved the replacement of Fund Asset Management, L.P. (d/b/a Mercury Advisors) with Standish Mellon Asset Management Company LLC (“Standish”) as the adviser to the EQ/Intermediate Term Bond Portfolio. The appointment of Standish is anticipated to occur on or about August 25, 2006.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

At that same meeting, the Trustees approved the following change in the Management Fee for the EQ/Intermediate Term Bond Portfolio, as well as the following change in the Maximum Annual Operating Expense Limit, effective as of the date the portfolio converts to the EQ/Bond Index Portfolio, in order to reflect the change of the investment strategy to a passively managed portfolio:

Current Management Fee	New Management Fee
0.50% of the portfolio’s average daily net assets	0.35% of the portfolio’s average daily net assets

Current Maximum Annual Operating Expense Limit		New Maximum Annual Operating Expense Limit
Class IA Shares	Class IB Shares	Class IA Shares	Class IB Shares
0.75%	1.00%	0.45%	0.70%

EQ/Lazard Small Cap Value Portfolio

At a Board meeting held on July 11, 2006, the Trustees approved the restructuring of the EQ/Lazard Small Cap Value Portfolio to a multi-adviser portfolio. In connection with the restructuring, the Trustees also approved the following: (i) the appointment of Franklin Advisory Services LLC as an additional adviser, (ii) a name change from EQ/Lazard Small Cap Value to EQ/Small Cap Value, and (iii) an administration fee of 0.15% of 1% of the average daily net assets, plus $35,000 for the portfolio, plus $35,000 for each sleeve or allocated portion. These changes are anticipated to occur on or about September 1, 2006.

Name Changes of Certain Portfolios

At a Board meeting held on July 11, 2006, the Trustees approved the following name changes, to become effective on or about September 18, 2006, unless indicated otherwise:

Current Name of Portfolio	New Name of Portfolio
EQ/Alliance Growth and Income	EQ/AllianceBernstein Growth and Income
EQ/Alliance Common Stock	EQ/AllianceBernstein Common Stock
EQ/Alliance Quality Bond	EQ/AllianceBernstein Quality Bond
EQ/Alliance Large Cap Growth	EQ/AllianceBernstein Large Cap Growth
EQ/Alliance Small Cap Growth	EQ/AllianceBernstein Small Cap Growth
EQ/Alliance International	EQ/AllianceBernstein International
EQ/Bernstein Diversified Value	EQ/AllianceBernstein Value
EQ/Alliance Intermediate Government Securities	EQ/AllianceBernstein Intermediate Government Securities
EQ/Bear Stearns Small Company Growth*	EQ/Small Company Growth*

*	Name change anticipated to occur on or about August 25, 2006.

Replacement of Fund Asset Management as Adviser to Certain Portfolios

At a Board meeting held on July 11, 2006, the Trustees approved the replacement of the following advisers to the following Portfolios, effective as of October 1, 2006:

Portfolio	Current Adviser	New Adviser
EQ/Mercury Basic Value Equity	Fund Asset Management (d/b/a Mercury Advisors)	BlackRock Investment Management LLC
EQ/Mercury International Value	Merrill Lynch Investment Managers International Limited	BlackRock Investment Management International Limited
EQ/Government Securities	Fund Asset Management (d/b/a Mercury Advisors)	BlackRock Financial Management, Inc.
EQ/Long Term Bond	Fund Asset Management (d/b/a Mercury Advisors)	BlackRock Financial Management, Inc.
EQ/Short Duration Bond	Fund Asset Management (d/b/a Mercury Advisors)	BlackRock Financial Management, Inc.

APPROVALS OF INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

During the six-month period ended June 30, 2006, the Board of Trustees, including the Independent Trustees, unanimously approved a new Investment Advisory Agreement (the “Advisory Agreement”) between AXA Equitable Life Insurance Company (the “Manager”) and Boston Advisors LLC (the “Adviser”) with respect to the EQ/Boston Advisors Equity Income Portfolio (the “Portfolio”), effective as of March 9, 2006.

In approving the Advisory Agreement, the Board considered the overall fairness of the Advisory Agreement and whether the Advisory Agreement was in the best interest of the Portfolio. In addition, the Board considered factors it deemed relevant with respect to the Portfolio, including: (1) the nature, extent and quality of the services to be provided to the Portfolio by the Adviser and its affiliates; (2) the performance of the Portfolio as compared to its benchmark; (3) the level of the Adviser’s proposed fee; and (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, where applicable. In considering the Advisory Agreement, the Board did not identify any single factor or item of information as all-important or controlling.

In connection with its deliberations, the Board received information, in advance of the meeting at which the approval was made, from the Manager and the Adviser regarding the factors set forth above and met with representatives of the Manager to discuss the Advisory Agreement. The Board received, and primarily considered, the most current information available at the time of the meeting. The Board also took into account the totality of the performance, fee, expense and other information provided to them on a periodic basis throughout the year regarding the Portfolio. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Advisory Agreement.

The Board, in examining the nature, extent and quality of the services provided by the Adviser, considered the Adviser’s experience in serving as an investment adviser for the Portfolio and for funds similar to the Portfolio. The Board noted the responsibilities that the Adviser would have with respect to the Portfolio. In particular, the Board considered that the Adviser would be responsible for making investment decisions, placing all orders for the purchase and sale of investments with brokers or dealers and performing related administrative functions, such as proxy voting, valuation and record-keeping. In addition, the Board reviewed information regarding the Adviser’s investment process and the background of each of the Adviser’s portfolio managers who would provide services to the Portfolio. The Board also reviewed information regarding the adequacy of the Adviser’s compliance program and the relevant results. Further, the Board reviewed financial information regarding the Adviser.

The Board also considered the short, intermediate and long-term performance of the Portfolio (and its predecessor) relative to its primary benchmark. The Board generally considered long-term performance to be more important in its evaluation than short-term performance. The Board noted that the Portfolio’s performance for the one-year, five-year and since-inception periods ended December 31, 2005 was comparable to that of its benchmark.

In evaluating the Adviser’s compensation, the Board reviewed the proposed fees payable under the Advisory Agreement. The Board also reviewed and considered the extent to which the Adviser’s fee schedule provides for breakpoints (i.e., a reduction of the applicable advisory fee rate as assets increase). The Board determined that the Manager’s management fee, profitability and the Portfolio’s overall expense ratios generally were more significant to its evaluation of the fees and expenses paid by the Portfolio than the Adviser’s costs and profitability. In this determination, it was understood that these factors were not expected to change as a result of the appointment of the Adviser since the Adviser’s fees are paid by the Manager (and not the Portfolio). The Board also examined the advisory fees to be paid with respect to the Portfolio in light of the fees paid by similar accounts advised by the Adviser. The Board considered that the proposed advisory fee generally is comparable to the advisory rate paid to the Adviser with respect to other similar accounts for which it serves as investment adviser.

As part of its evaluation of the Adviser’s compensation, the Board also considered other benefits that may be realized by the Adviser and its affiliates from their relationship with the Trust. The Board noted that the Adviser, through its relationship as an Adviser to the Portfolio, may engage in soft dollar transactions. The Board considered the Adviser’s procedures for executing transactions for the Portfolio it advises as well as the Adviser’s policies and procedures for the selection of brokers and dealers and for obtaining research from such brokers and dealers. In addition, the Board recognized that the Adviser may be affiliated with registered broker-dealers, which may, from time to time, receive brokerage commissions from the Portfolio in connection with the purchase and sale of the Portfolio’s securities; provided, however, that those transactions must be consistent with seeking best execution. Finally, the Board recognized that affiliates of the Adviser may sell and earn sales commissions from insurance products, the proceeds of which are invested in the relevant Portfolio.

The Board also considered conflicts of interest that may arise between the Trust and the Adviser in connection with the services provided to the Trust and the various relationships that the Adviser and its affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of the Adviser having responsibility for multiple accounts, such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentives to allocate opportunities to an account where the Adviser has a greater financial incentive, such as a performance fee account. The Board also took into consideration the manner in which the Adviser addresses such conflicts.

Based on these considerations, the Board was satisfied that: (1) the Portfolio was reasonably likely to benefit from the nature, extent and quality of the Adviser’s services; (2) the performance of the Portfolio was generally reasonable in relation to the performance of the benchmark; and (3) the Adviser’s compensation, including any direct and indirect benefits to be derived by it and its affiliates, is fair and reasonable. Based on the foregoing, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement with respect to the Portfolio.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee

Interested Trustee

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present, President from December 2002 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	116	None

James (Jamie) Shepherdson* 1290 Avenue of the Americas New York, New York 10104 (50)	Trustee	From November 2005 to present	From August 2005 to present, Executive Vice President of AXA Financial and President of AXA Distributors. Prior to July 2005, he served as CEO of John Hancock Funds from 2002 to July 2005; prior thereto he served as Co-CEO of MetLife Investors Group, a subsidiary of MetLife from 2000 to 2002.	81	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Enterprise Funds Trust, AXA Premier VIP Trust, AXA Enterprise Multimanager Funds Trust, The Enterprise Group of Funds, Inc., and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee

Independent Trustees

Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (66)	Trustee	From March 2000 to present	Retired. 1996, Vice-Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	81	From May 1994 to present, Director, Atlantic Bank of New York

Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (60)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	81	From 1997 to present, Director, PBHG Funds; from 1997 to present, (15 portfolios) Director, PBHG Insurance Series Fund (8 portfolios).

David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (74)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	81	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (70)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to present, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm)	81	From 1975 to present, Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Corp.

Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (60)	Trustee	From March 1997 to present	Retired. From 1998 to December 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	81	None

Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (63)	Trustee	From March 1997 to present	From 1997 to present, Consultant/Director. From 1994 to 1996, President and Chief Operating Officer of CVS Corporation.	81	From 1997 to present, Director, LoJack Corporation

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

†	The registered investment companies in the fund complex include AXA Enterprise Funds Trust, AXA Premier VIP Trust, AXA Enterprise Multimanager Funds Trust, The Enterprise Group of Funds, Inc., and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee

Independent Trustees

Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (53)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	81	None

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

†	The registered investment companies in the fund complex include AXA Enterprise Funds Trust, AXA Premier VIP Trust, AXA Enterprise Multimanager Funds Trust, The Enterprise Group of Funds, Inc., and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present, Chief Executive Officer from December 2002 to present; President from December 2002 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (50)	Vice President, Secretary	From July 1999 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (44)	Chief Financial Officer and Treasurer	From December 2002 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a Director of Enterprise Capital Management, Inc.; from December 1999 to December 2002, Controller of the Trust; from October 1999 to February 2001, Assistant Vice President of AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (44)	Vice President	From July 1999 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York 10104 (47)	Vice President	From March 2002 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President and Controller	From December 2002 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York 10104 (38)	Chief Compliance Officer	From September 2005 to present	From September 2005 to present, Chief Compliance Officer of AXA Financial’s Funds Management Group; from May 2003 to September 2005, Vice President and Counsel, AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel, AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer, Royce & Associates, Inc.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Patricia Maxey 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President and Assistant Secretary	From November 2005 to present	From October 2005 to present, Counsel of AXA Equitable; from February 2004 to August 2005, Chief Compliance Officer of Van Eck Global; from January 2001 to February 2004, Associate of Kirkpatrick & Lockhart Nichalson Graham LLP.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (35)	Vice President and Anti- Money Laundering (“AML”) Compliance Officer	From November 2005 to Present	From August 2005 to present, Vice President of AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of AXA Financial’s Funds Management Group; from March 2004 to August 2005, Vice President of AXA Financial and AXA Equitable and Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant AML Compliance Officer	From November 2005 to present	From August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, Alliance Bernstein L.P.; from January 1999 to April 2002, Business Analyst, Alliance Bernstein L.P.

Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (44)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.

*	Affiliated with the Manager and Distributors.

**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators: and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. – Complete schedule included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 12(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 12(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
August 31, 2006

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
August 31, 2006